UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2018 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Australia - 5.5%
91,157	Aristocrat Leisure Ltd.	$1,764,164
62,661	Australia & New Zealand Banking Group Ltd.	1,450,142
362,794	Challenger Ltd.	4,007,056
59,849	CSL Ltd.	7,095,913

		14,317,275

	Belgium - 1.1%
7,294	Ackermans & van Haaren NV	1,363,884
15,996	KBC Group NV	1,542,352

		2,906,236

	Canada - 11.4%
132,659	Algonquin Power & Utilities Corp.	1,444,614
65,741	Canadian National Railway Co.	5,282,429
28,828	CGI Group, Inc., Class A(a)	1,654,229
11,810	Constellation Software, Inc.	7,653,950
25,841	Dollarama, Inc.	3,542,356
22,690	Magna International, Inc.	1,299,425
179,422	Pembina Pipeline Corp.	6,132,098
32,896	Royal Bank of Canada	2,823,986

		29,833,087

	China - 0.8%
1,172,549	Sino Biopharmaceutical Ltd.	2,161,767

	Denmark - 4.2%
17,059	DSV A/S	1,407,734
112,431	Novo Nordisk A/S, Class B	6,274,396
58,298	Novozymes A/S, Class B	3,244,633

		10,926,763

	Finland - 3.8%
46,245	Elisa Oyj	1,973,709
116,744	Wartsila Oyj Abp	8,007,590

		9,981,299

	France - 9.4%
12,834	Airbus SE	1,478,886
12,431	Ingenico Group SA	1,420,059
3,683	Kering	1,871,027
4,673	LVMH Moet Hennessy Louis Vuitton SE	1,470,484
16,462	Pernod Ricard SA	2,631,118
73,137	Rubis SCA	5,411,961
15,548	Safran SA	1,761,410
9,659	Teleperformance	1,469,193
36,236	Ubisoft Entertainment SA(a)	3,112,021
50,270	Valeo SA	3,976,616

		24,602,775

	Germany - 5.2%
19,882	adidas AG	4,639,048
12,845	Henkel AG & Co. KGaA	1,612,968
8,352	MTU Aero Engines AG	1,501,371

15,530	Symrise AG	$1,303,181
21,397	United Internet AG	1,564,667
24,392	Wirecard AG	3,047,750

		13,668,985

	Hong Kong - 0.6%
245,604	Techtronic Industries Co. Ltd.	1,636,010

	Ireland - 0.6%
13,742	Kerry Group PLC, Class A	1,467,963

	Israel - 0.9%
25,454	Nice Ltd.	2,330,354

	Italy - 0.8%
48,914	Recordati SpA	2,234,473

	Japan - 14.8%
44,294	Alps Electric Co. Ltd.	1,274,180
57,260	Daifuku Co. Ltd.	3,829,399
12,515	Hikari Tsushin, Inc.	1,817,258
2,489	Keyence Corp.	1,514,766
18,506	Koito Manufacturing Co. Ltd.	1,300,362
99,612	M3, Inc.	3,641,170
46,467	MISUMI Group, Inc.	1,398,416
65,678	Nexon Co. Ltd.(a)	2,181,144
111,625	Nihon M&A Center, Inc.	6,647,084
18,161	Nippon Shinyaku Co. Ltd.	1,249,499
80,373	Persol Holdings Co. Ltd.	2,000,581
34,131	Pigeon Corp.	1,332,033
40,220	Pola Orbis Holdings, Inc.	1,573,353
6,129	Ryohin Keikaku Co. Ltd.	2,046,650
71,177	Seiko Epson Corp.	1,726,036
16,925	SoftBank Group Corp.	1,392,392
26,900	Sundrug Co. Ltd.	1,157,029
24,184	Taisei Corp.	1,229,639
30,136	Yaskawa Electric Corp.	1,551,595

		38,862,586

	Luxembourg - 1.6%
6,267	Eurofins Scientific SE	4,098,737

	Netherlands - 2.0%
26,331	Aalberts Industries NV	1,443,282
18,894	ASML Holding NV	3,841,272

		5,284,554

	New Zealand - 0.5%
130,802	Fisher & Paykel Healthcare Corp. Ltd.	1,292,367

	Norway - 0.6%
70,799	Telenor ASA	1,664,763

	Singapore - 2.4%
152,157	Oversea-Chinese Banking Corp. Ltd.	1,502,742
678,028	UOL Group Ltd.	4,738,738

		6,241,480

	South Africa - 0.8%
81,236	Mondi PLC	2,168,342

	Sweden - 3.9%
59,323	Hexagon AB, Class B	3,544,501
27,957	Investor AB, Class B	1,370,710
144,004	Nibe Industrier AB, Class B	1,406,214
146,412	Trelleborg AB, Class B	3,920,102

		10,241,527

Schedule of Investments

	Switzerland - 11.0%
2,733	EMS-Chemie Holding AG	$2,010,943
1,093	Georg Fischer AG	1,584,944
38,236	Kuehne + Nagel International AG	7,029,402
5,240	Lonza Group AG	1,459,376
15,045	Nestle SA	1,301,548
3,556	Partners Group Holding AG	2,767,606
20,567	Schindler Holding AG-PC	5,163,875
203	Sika AG-BR	1,761,182
13,157	Sonova Holding AG	2,124,425
1,826	Straumann Holding AG	1,396,607
17,077	Temenos Group AG	2,362,416

		28,962,324

	United Kingdom - 18.3%
65,930	Anglo American PLC	1,601,911
277,130	BBA Aviation PLC	1,386,418
63,941	Compass Group PLC	1,347,998
97,966	Croda International PLC	6,246,776
38,486	Diageo PLC	1,386,013
345,263	DS Smith PLC	2,471,600
267,378	Halma PLC	4,855,473
107,889	Hargreaves Lansdown PLC	2,849,843
222,282	Hiscox Ltd.	4,469,600
131,735	IMI PLC	2,489,666
27,523	InterContinental Hotels Group PLC	1,844,234
140,240	Intermediate Capital Group PLC	2,309,380
21,249	Intertek Group PLC	1,518,109
436,794	Legal & General Group PLC	1,680,813
84,076	Micro Focus International PLC	2,570,547
153,202	Rolls-Royce Holdings PLC	1,899,748
143,238	RPC Group PLC	1,733,416
66,547	Spirax-Sarco Engineering PLC	5,370,433

		48,031,978

	Total Investments in Securities (Cost $211,257,398) - 100.2%	262,915,645
	Other assets less liabilities - (0.2)%	(437,045)

	Net Assets - 100.0%	$262,478,600

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 10.1%
191,100	B3 SA - Brasil Bolsa Balcao	$1,573,719
122,400	CVC Brasil Operadora e Agencia de Viagens SA	2,130,729
414,300	EcoRodovias Infraestrutura e Logistica SA	1,490,038
125,700	Hypermarcas SA	1,442,378
220,900	Localiza Rent A Car SA	1,798,198
128,300	Lojas Renner SA	1,533,790
346,100	Magazine Luiza SA	9,241,136
264,500	Petroleo Brasileiro SA(a)	1,778,951
314,400	Petroleo Brasileiro SA (Preference Shares)(a)	1,955,724
74,900	Raia Drogasil SA	1,996,813
152,800	Vale SA	1,999,893

		26,941,369

	Chile - 1.4%
17,876	Banco de Chile ADR(b)	1,815,308
33,188	Sociedad Quimica y Minera de Chile SA ADR	1,871,139

		3,686,447

	China - 28.0%
1,067,072	Agile Group Holdings Ltd.	1,915,462
7,365	Alibaba Group Holding Ltd. ADR(a)	1,504,596
854,424	Beijing Capital International Airport Co. Ltd., H-Shares	1,295,600
387,067	BOC Hong Kong (Holdings) Ltd.	1,977,041
1,439,152	China Construction Bank Corp., H-Shares	1,659,686
1,547,036	China Medical System Holdings Ltd.	3,318,984
359,244	China Merchants Bank Co. Ltd., H-Shares	1,761,439
2,628,150	China Molybdenum Co. Ltd., H-Shares	2,022,830
504,887	China Resources Beer Holdings Co. Ltd.	1,907,499
362,060	China Vanke Co. Ltd., H-Shares	1,772,932
1,494,365	Country Garden Holdings Co. Ltd.	3,213,626
2,194,538	CSPC Pharmaceutical Group Ltd.	4,870,859
1,269,583	Geely Automobile Holdings Ltd.	4,066,133
1,786,532	Greentown Service Group Co. Ltd.(c)	1,477,841
624,782	Guangzhou Automobile Group Co. Ltd., H-Shares	1,415,484
207,674	Health and Happiness H&H International Holdings Ltd.(a)	1,459,024
474,758	Minth Group Ltd.	2,682,917
11,476	NetEase, Inc. ADR	3,674,156
40,762	New Oriental Education & Technology Group, Inc. ADR	3,753,773
1,416,912	Nexteer Automotive Group Ltd.	3,036,195
150,498	Ping An Insurance Group Co. of China Ltd., H-Shares	1,782,744
221,700	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	1,288,286

517,836	Shenzhou International Group Holdings Ltd.	$5,346,228
70,000	Silergy Corp.	1,493,884
2,593,039	SITC International Holdings Co. Ltd.	2,983,763
2,219,140	SOHO China Ltd.	1,319,321
137,946	Tencent Holdings Ltd.	8,176,459
984,888	Zhongsheng Group Holdings Ltd.	2,475,615
375,868	ZTE Corp. H-Shares(a)	1,369,597

		75,021,974

	Hungary - 1.1%
116,230	MOL Hungarian Oil & Gas PLC	1,426,634
35,914	OTP Bank PLC	1,672,909

		3,099,543

	India - 1.7%
22,072	HDFC Bank Ltd. ADR	2,396,799
95,894	Vedanta Ltd. ADR	2,054,049

		4,450,848

	Indonesia - 1.3%
11,831,770	PT Adaro Energy Tbk	2,165,130
5,124,955	PT Bank Rakyat Indonesia Persero Tbk	1,416,315

		3,581,445

	Malaysia - 7.6%
2,712,700	Hartalega Holdings Bhd	8,212,394
7,287,500	Inari Amertron Bhd	6,169,906
2,845,800	Press Metal Aluminium Holdings Bhd	4,220,056
785,900	Top Glove Corp. Bhd	1,869,102

		20,471,458

	Philippines - 1.2%
160,055	SM Investments Corp.	3,197,980

	South Africa - 7.5%
165,461	Bidvest Group Ltd. (The)	3,483,617
28,673	Capitec Bank Holdings Ltd.	1,933,307
321,353	Clicks Group Ltd.	4,623,911
22,951	Naspers Ltd., Class N	6,538,061
99,917	Remgro Ltd.	1,988,031
86,237	Standard Bank Group Ltd.	1,457,359

		20,024,286

	Taiwan - 23.0%
1,096,000	Accton Technology Corp.	4,399,719
98,000	Airtac International Group	1,556,810
905,000	China Synthetic Rubber Corp.	1,526,162
276,000	Chroma ATE, Inc.	1,571,975
1,479,000	Compeq Manufacturing Co. Ltd.	1,836,983
2,422,638	E.Sun Financial Holding Co. Ltd.	1,595,946
325,000	Ennoconn Corp.	5,296,701
438,000	Formosa Plastics Corp.	1,555,403
730,000	Gigabyte Technology Co. Ltd.	1,820,899
142,000	Gourmet Master Co. Ltd.	2,058,465
1,397,000	Grand Pacific Petrochemical	1,378,043
1,182,000	Great Wall Enterprise Co. Ltd.	1,378,875
127,000	Hiwin Technologies Corp.	1,644,937
1,881,000	King’s Town Bank Co. Ltd.	2,694,473
2,035,000	Lien Hwa Industrial Corp.	2,635,784
1,610,000	Mega Financial Holding Co. Ltd.	1,397,574
274,000	President Chain Store Corp.	2,712,220
988,000	Primax Electronics Ltd.	2,800,048
383,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,350,946
2,647,000	Tatung Co. Ltd.(a)	2,170,603
2,284,000	Walsin Lihwa Corp.	1,312,621

Schedule of Investments

1,429,000	Walsin Technology Corp.	$4,819,636
2,224,000	Winbond Electronics Corp.	1,804,656
1,433,663	WT Microelectronics Co. Ltd.	2,311,923
460,000	Yageo Corp.	6,107,975

		61,739,377

	Thailand - 14.9%
1,064,585	Airports of Thailand PCL NVDR	2,379,341
2,588,531	Bangchak Corp. PCL NVDR	3,450,548
8,436,155	Beauty Community PCL NVDR	5,979,650
1,519,403	Central Pattana PCL NVDR	4,026,515
2,737,582	CP ALL PCL NVDR	6,970,695
252,257	Electricity Generating PCL NVDR	1,755,812
826,922	Indorama Ventures PCL NVDR	1,478,532
590,110	Kiatnakin Bank PCL NVDR	1,540,277
1,371,715	Muangthai Leasing PCL NVDR	1,872,312
99,136	PTT PCL NVDR	1,557,309
1,738,134	Thanachart Capital PCL NVDR	3,274,263
1,965,846	Tisco Financial Group PCL NVDR	5,554,833

		39,840,087

	Turkey - 2.3%
597,337	Eregli Demir ve Celik Fabrikalari TAS	1,584,343
728,042	Petkim Petrokimya Holding AS	1,540,932
325,879	Tekfen Holding AS	1,409,009
364,062	Turk Hava Yollari AO(a)	1,599,334

		6,133,618

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $212,073,665)-100.1%	268,188,432

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
497,025	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $497,025)	497,025

	Total Investments in Securities (Cost $212,570,690) - 100.3%	268,685,457
	Other assets less liabilities - (0.3)%	(913,631)

	Net Assets - 100.0%	$267,771,826

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 0.4%
2,206	CIMIC Group Ltd.	$84,206

	Brazil - 8.4%
81,238	Cia Siderurgica Nacional SA ADR(a)	276,209
104,200	Gerdau SA ADR	466,816
31,200	Iochpe-Maxion SA	234,472
10,000	Magnesita Refratarios SA	173,511
42,399	Vale SA ADR	555,003
17,460	WEG SA	130,662

		1,836,673

	Chile - 3.2%
29,117	CAP SA	380,167
160,017	Salfacorp SA	330,386

		710,553

	China - 28.1%
433,261	Angang Steel Co. Ltd., H-Shares	471,956
138,263	Anhui Conch Cement Co. Ltd., H-Shares	761,897
934,743	BBMG Corp., H-Shares	466,090
518,400	China Communications Construction Co. Ltd., H-Shares	619,048
330,081	China Machinery Engineering Corp., H-Shares	216,918
424,278	China Molybdenum Co. Ltd., H-Shares	326,558
336,639	China National Building Material Co. Ltd., H-Shares	359,818
221,403	China Railway Construction Corp. Ltd., H-Shares	269,201
452,819	China Railway Group Ltd., H-Shares	347,946
99,178	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	157,235
135,962	Dongfang Electric Corp. Ltd., H-Shares(a)	129,679
269,320	Harbin Electric Co. Ltd., H-Shares	112,942
88,100	Huaxin Cement Co. Ltd., Class B	114,530
139,541	Jiangxi Copper Co. Ltd., H-Shares	236,212
752,229	Lonking Holdings Ltd.	336,613
1,147,358	Metallurgical Corp. of China Ltd., H-Shares	363,801
1,020,855	Shanghai Electric Group Co. Ltd., H-Shares(a)	415,053
259,870	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	453,858

		6,159,355

	France - 0.7%
3,605	Alstom SA	158,754

	Germany - 1.8%
3,034	HeidelbergCement AG	329,884
406	HOCHTIEF AG	73,590

		403,474

	India - 3.6%
24,248	Larsen & Toubro Ltd. GDR(b)	$538,306
20,470	Mahindra & Mahindra Ltd. GDR(b)	245,640

		783,946

	Indonesia - 5.6%
697,295	PT Adhi Karya Persero Tbk	116,142
984,878	PT Aneka Tambang (Persero) Tbk(a)	67,309
211,204	PT Indocement Tunggal Prakarsa Tbk	343,896
290,393	PT PP Persero Tbk	67,889
340,375	PT Semen Indonesia (Persero) Tbk	283,466
34,530	PT United Tractors Tbk	100,326
244,342	PT Vale Indonesia Tbk(a)	68,438
540,418	PT Waskita Karya Persero Tbk	114,231
367,634	PT Wijaya Karya Persero Tbk	57,114

		1,218,811

	Malaysia - 5.1%
475,674	Dialog Group Bhd	312,417
195,484	Gamuda Bhd	256,784
314,414	IJM Corp. Bhd	249,256
135,800	Lafarge Malaysia Bhd(a)	193,714
224,633	Sunway Bhd	102,008

		1,114,179

	Mexico - 2.6%
32,702	Cemex SAB de CV-PC ADR(a)	271,100
10,743	Grupo Carso SAB de CV, Series A1	40,368
25,371	Promotora y Operadora de Infraestructura SAB de CV	260,496

		571,964

	Netherlands - 0.9%
7,402	OCI NV(a)	188,201

	Philippines - 0.8%
1,475,894	Metro Pacific Investments Corp.	185,853

	Poland - 2.4%
15,873	KGHM Polska Miedz SA	524,225

	Russia - 3.8%
33,518	Evraz PLC	177,168
2,522	Magnitogorsk Iron & Steel Works PJSC GDR(b)	26,431
37,430	Mechel PJSC ADR(a)	189,021
15,360	MMC Norilsk Nickel PJSC ADR	315,802
2,165	Novolipetsk Steel PJSC GDR(b)	56,723
3,971	Severstal PJSC GDR(b)	65,204

		830,349

	Singapore - 0.8%
95,408	Sembcorp Marine Ltd.	182,188

	South Africa - 4.9%
9,920	African Rainbow Minerals Ltd.	106,939
4,741	Assore Ltd.	125,455
632,978	PPC Ltd.(a)	431,803
64,093	Reunert Ltd.	402,951

		1,067,148

	Spain - 1.1%
6,160	ACS Actividades de Construccion y Servicios SA	247,557

	Sweden - 2.3%
10,858	Atlas Copco AB, Class A	510,794

Schedule of Investments

	Switzerland - 2.3%
17,701	ABB Ltd.	$494,443

	Taiwan - 10.4%
252,234	Asia Cement Corp.	260,062
283,845	China Steel Corp.	242,499
338,000	Chung Hung Steel Corp.(a)	150,181
229,000	CTCI Corp.	355,928
23,000	King Slide Works Co. Ltd.	312,106
284,000	TA Chen Stainless Pipe	237,759
437,573	Taiwan Cement Corp.	565,254
77,000	United Integrated Services Co. Ltd.	156,666

		2,280,455

	Thailand - 6.0%
49,648	CH Karnchang PCL NVDR	42,404
1,127,007	Gunkul Engineering PCL NVDR	145,374
675,227	Italian-Thai Development PCL NVDR	85,374
6,728	Siam Cement PCL (The) NVDR	105,689
10,132	Siam City Cement PCL NVDR	87,021
298,537	Sino-Thai Engineering & Construction PCL NVDR	235,436
5,354,368	Superblock PCL NVDR(a)	200,019
236,878	Tipco Asphalt PCL NVDR	173,953
1,937,243	TPI Polene PCL NVDR	132,366
211,800	Unique Engineering & Construction PCL NVDR	108,199

		1,315,835

	Turkey - 1.7%
88,718	Tekfen Holding AS	383,592

	United States - 3.2%
9,190	Caesarstone Ltd.(a)	194,828
3,186	Caterpillar, Inc.	518,617

		713,445

	Total Investments in Securities (Cost $18,000,243) - 100.1%	21,966,000
	Other assets less liabilities - (0.1)%	(27,377)

	Net Assets - 100.0%	$21,938,623

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $932,304, which represented 4.25% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 40.6%
5,588	AGL Energy Ltd.	$106,063
9,288	Amcor Ltd.	109,505
45,874	AMP Ltd.	195,019
8,528	APA Group	55,659
1,013	ASX Ltd.	44,902
18,650	Aurizon Holdings Ltd.	70,677
33,609	Australia & New Zealand Banking Group Ltd.	777,802
4,894	Bank of Queensland Ltd.	49,101
6,657	Bendigo & Adelaide Bank Ltd.	63,123
656,750	BGP Holdings PLC(a)(b)	0
48,438	BHP Billiton Ltd.	1,184,525
4,032	BlueScope Steel Ltd.	47,341
8,183	Boral Ltd.	53,010
12,114	Brambles Ltd.	97,112
4,104	Caltex Australia Ltd.	115,548
3,400	Challenger Ltd.	37,553
1,131	CIMIC Group Ltd.	43,172
6,834	Coca-Cola Amatil Ltd.	46,374
15,557	Commonwealth Bank of Australia	993,548
2,994	Computershare Ltd.	40,487
3,989	Crown Resorts Ltd.	42,799
1,180	CSL Ltd.	139,905
7,252	Dexus REIT	55,963
8,357	Downer EDI Ltd.	45,475
14,882	Fortescue Metals Group Ltd.	59,771
10,213	Goodman Group REIT	66,904
13,490	GPT Group (The) REIT	54,945
4,166	GrainCorp Ltd., Class A	24,963
5,579	Iluka Resources Ltd.	45,718
18,709	Incitec Pivot Ltd.	56,508
29,847	Insurance Australia Group Ltd.	174,981
7,234	LendLease Group	92,786
2,848	Macquarie Group Ltd.	237,835
21,031	Medibank Private Ltd.	57,050
25,009	Metcash Ltd.	64,803
36,404	Mirvac Group REIT	64,852
27,961	National Australia Bank Ltd.	659,545
3,509	Newcrest Mining Ltd.	64,415
6,436	Oil Search Ltd.	39,451
5,224	Orica Ltd.	81,219
30,393	Origin Energy Ltd.(a)	229,864
17,739	Qantas Airways Ltd.	75,699
18,826	QBE Insurance Group Ltd.	164,334
530	Ramsay Health Care Ltd.	29,334
27,117	Santos Ltd.(a)	111,986
40,244	Scentre Group REIT	135,238
3,495	Sonic Healthcare Ltd.	67,497
39,747	South32 Ltd.	122,947
28,397	Stockland REIT	97,037

18,177	Suncorp Group Ltd.	$201,059
12,643	Tabcorp Holdings Ltd.	52,929
61,706	Telstra Corp. Ltd.	183,377
8,239	Transurban Group	80,192
21,696	Vicinity Centres REIT	47,259
13,382	Wesfarmers Ltd.	474,728
13,668	Westfield Corp. REIT	101,158
31,954	Westpac Banking Corp.	801,082
10,133	Woodside Petroleum Ltd.	271,756
17,192	Woolworths Group Ltd.	375,177
7,994	WorleyParsons Ltd.(a)	94,055

		9,977,117

	China - 1.2%
30,892	BOC Hong Kong (Holdings) Ltd.	157,789
17,668	China Mengniu Dairy Co. Ltd.	57,715
20,760	Semiconductor Manufacturing International Corp.(a)	30,099
45,294	Want Want China Holdings Ltd.	40,016

		285,619

	Hong Kong - 14.2%
53,869	AIA Group Ltd.	461,452
8,200	Bank of East Asia Ltd. (The)	35,488
20,725	Cathay Pacific Airways Ltd.(a)	32,910
23,965	CK Asset Holdings Ltd.	228,728
23,183	CK Hutchison Holdings Ltd.	313,001
14,133	CLP Holdings Ltd.	144,285
8,654	Galaxy Entertainment Group Ltd.	76,677
9,598	Hang Lung Group Ltd.	36,507
22,794	Hang Lung Properties Ltd.	60,326
5,726	Hang Seng Bank Ltd.	136,315
11,353	Henderson Land Development Co. Ltd.	79,398
37,260	Hong Kong & China Gas Co. Ltd.	73,649
2,519	Hong Kong Exchanges & Clearing Ltd.	95,460
9,506	Hongkong Land Holdings Ltd.	68,443
98,519	Hutchison Port Holdings Trust	40,885
1,339	Jardine Matheson Holdings Ltd.	85,000
1,680	Jardine Strategic Holdings Ltd.	66,864
126,765	Li & Fung Ltd.	64,667
17,000	Link REIT	150,407
13,313	MTR Corp. Ltd.	76,255
81,309	New World Development Co. Ltd.	131,609
53,420	Noble Group Ltd.(a)	10,201
49,372	PCCW Ltd.	28,469
7,967	Power Assets Holdings Ltd.	70,844
20,479	Sands China Ltd.	122,013
27,530	Sino Land Co. Ltd.	50,756
47,333	SJM Holdings Ltd.	47,324
17,379	Sun Hung Kai Properties Ltd.	301,965
7,110	Swire Pacific Ltd., Class A	71,132
61,347	WH Group Ltd.(c)	76,003
15,388	Wharf Holdings Ltd. (The)	63,056
15,388	Wharf Real Estate Investment Co. Ltd.(a)	106,339
6,471	Wheelock & Co. Ltd.	50,675
9,198	Yue Yuen Industrial Holdings Ltd.	41,513

		3,498,616

	Indonesia - 0.2%
133,411	Golden Agri-Resources Ltd.	38,723

	Macau - 0.3%
18,514	Wynn Macau Ltd.	65,331

Schedule of Investments

	New Zealand - 0.4%
8,357	Fletcher Building Ltd.	$48,305
22,935	Spark New Zealand Ltd.	60,937

		109,242

	Singapore - 7.5%
18,551	Ascendas Real Estate Investment Trust REIT	39,108
27,602	CapitaLand Ltd.	80,959
23,594	CapitaLand Mall Trust REIT	37,846
6,330	City Developments Ltd.	64,112
21,999	ComfortDelGro Corp. Ltd.	35,287
18,981	DBS Group Holdings Ltd.	382,752
41,796	Genting Singapore PLC	43,098
1,416	Jardine Cycle & Carriage Ltd.	43,187
19,795	Keppel Corp. Ltd.	131,090
26,921	Oversea-Chinese Banking Corp. Ltd.	265,879
18,232	Sembcorp Industries Ltd.	47,349
6,563	Singapore Airlines Ltd.	56,697
19,540	Singapore Press Holdings Ltd.	39,402
13,766	Singapore Technologies Engineering Ltd.	35,435
72,249	Singapore Telecommunications Ltd.	195,357
13,383	United Overseas Bank Ltd.	280,397
30,276	Wilmar International Ltd.	74,002

		1,851,957

	South Korea - 34.2%
96	CJ CheilJedang Corp.(a)	32,229
19	CJ CheilJedang Corp. (Preference Shares)(a)	2,696
290	CJ Corp.(a)	49,970
512	Daelim Industrial Co. Ltd.(a)	38,981
673	DB Insurance Co. Ltd.	45,629
2,024	Doosan Heavy Industries & Construction Co. Ltd.(a)	32,222
4,519	Doosan Infracore Co. Ltd.(a)	46,762
330	E-MART, Inc.	89,928
808	GS Holdings Corp.(a)	52,512
4,378	Hana Financial Group, Inc.	213,601
749	Hankook Tire Co. Ltd.(a)	37,525
1,187	Hanwha Corp.(a)	52,300
390	Hyosung Corp.(a)	49,305
88	Hyundai Construction Equipment Co. Ltd.(a)	16,770
91	Hyundai Electric & Energy System Co. Ltd.(a)	10,482
1,382	Hyundai Engineering & Construction Co. Ltd.(a)	55,521
229	Hyundai Glovis Co. Ltd.(a)	29,916
648	Hyundai Heavy Industries Co. Ltd.(a)	84,349
1,580	Hyundai Marine & Fire Insurance Co. Ltd.(a)	68,580
744	Hyundai Mobis Co. Ltd.(a)	172,440
1,993	Hyundai Motor Co.	302,351
320	Hyundai Motor Co. (Preference Shares)	27,689
501	Hyundai Motor Co. (2nd Preference Shares)	48,793
137	Hyundai Robotics Co. Ltd.(a)	58,631
1,455	Hyundai Steel Co.	77,665
6,703	Industrial Bank of Korea	104,514
5,923	KB Financial Group, Inc.	373,290
4,547	Kia Motors Corp.	147,543
6,670	Korea Electric Power Corp.	223,301
994	Korea Gas Corp.(a)	45,937
83	Korea Zinc Co. Ltd.(a)	40,029
2,095	Korean Air Lines Co. Ltd.(a)	75,631
877	KT&G Corp.	87,466
4,104	Kumho Tire Co., Inc.(a)	22,867

468	LG Chem Ltd.	$189,330
78	LG Chem Ltd. (Preference Shares)	18,078
997	LG Corp.(a)	83,188
5,250	LG Display Co. Ltd.	158,309
2,894	LG Electronics, Inc.	277,787
487	LG Electronics, Inc. (Preference Shares)	19,656
3,653	LG Uplus Corp.	48,919
124	Lotte Chemical Corp.(a)	48,771
241	Lotte Shopping Co. Ltd.(a)	54,503
1,565	POSCO	557,646
499	Samsung C&T Corp.	66,356
801	Samsung Electro-Mechanics Co. Ltd.	79,886
921	Samsung Electronics Co. Ltd.	2,151,889
159	Samsung Electronics Co. Ltd. (Preference Shares)	314,024
395	Samsung Fire & Marine Insurance Co. Ltd.	106,902
33	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	5,903
4,806	Samsung Heavy Industries Co. Ltd.(a)	41,361
982	Samsung Life Insurance Co. Ltd.	118,629
545	Samsung SDI Co. Ltd.	100,543
5,006	Shinhan Financial Group Co. Ltd.	249,866
205	SK Holdings Co. Ltd.(a)	61,144
4,088	SK Hynix, Inc.	281,377
1,365	SK Innovation Co. Ltd.	261,406
350	SK Telecom Co. Ltd.	87,021
642	S-Oil Corp.	73,949
7,248	Woori Bank	114,369

		8,388,237

	United Kingdom - 1.1%
4,398	Rio Tinto Ltd.	273,684

	United States - 0.2%
2,891	Sims Metal Management Ltd.	38,580

	Total Common Stocks and Other Equity Interests (Cost $19,867,573)	24,527,106

	Rights - 0.0%
	South Korea - 0.0%
114	Hyundai Heavy Industries Co. Ltd., expiring 03/12/18(a) (Cost $0)	3,523

	Total Investments in Securities (Cost $19,867,573) - 99.9%	24,530,629
	Other assets less liabilities - 0.1%	24,874

	Net Assets - 100.0%	$24,555,503

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 5.5%
36,315	AGL Energy Ltd.	$689,278
60,367	Amcor Ltd.	711,725
298,144	AMP Ltd.	1,267,466
55,742	APA Group	363,805
6,628	ASX Ltd.	293,791
121,903	Aurizon Holdings Ltd.	461,967
218,045	Australia & New Zealand Banking Group Ltd.	5,046,140
31,990	Bank of Queensland Ltd.	320,949
43,510	Bendigo & Adelaide Bank Ltd.	412,569
231,466	BGP Holdings PLC(a)(b)	0
314,255	BHP Billiton Ltd.	7,684,934
212,800	BHP Billiton PLC	4,732,857
26,361	BlueScope Steel Ltd.	309,514
53,492	Boral Ltd.	346,521
78,730	Brambles Ltd.	631,141
26,672	Caltex Australia Ltd.	750,950
22,217	Challenger Ltd.	245,387
7,393	CIMIC Group Ltd.	282,203
44,668	Coca-Cola Amatil Ltd.	303,104
100,932	Commonwealth Bank of Australia	6,446,021
19,569	Computershare Ltd.	264,628
26,069	Crown Resorts Ltd.	279,699
7,670	CSL Ltd.	909,383
47,401	Dexus REIT	365,790
54,527	Downer EDI Ltd.	296,710
97,279	Fortescue Metals Group Ltd.	390,708
66,754	Goodman Group REIT	437,297
88,180	GPT Group (The) REIT	359,161
27,228	GrainCorp Ltd., Class A	163,154
36,474	Iluka Resources Ltd.	298,892
122,292	Incitec Pivot Ltd.	369,367
193,982	Insurance Australia Group Ltd.	1,137,237
47,018	LendLease Group	603,074
18,506	Macquarie Group Ltd.	1,545,427
137,466	Medibank Private Ltd.	372,899
163,470	Metcash Ltd.	423,584
237,955	Mirvac Group REIT	423,905
181,404	National Australia Bank Ltd.	4,278,961
22,937	Newcrest Mining Ltd.	421,055
42,064	Oil Search Ltd.	257,844
33,945	Orica Ltd.	527,750
197,531	Origin Energy Ltd.(a)	1,493,940
115,946	Qantas Airways Ltd.	494,786
122,351	QBE Insurance Group Ltd.	1,068,015
3,465	Ramsay Health Care Ltd.	191,775
176,242	Santos Ltd.(a)	727,831
261,548	Scentre Group REIT	878,922
22,844	Sonic Healthcare Ltd.	441,176
258,319	South32 Ltd.	799,044
184,557	Stockland REIT	630,658

118,138	Suncorp Group Ltd.	$1,306,746
82,637	Tabcorp Holdings Ltd.	345,952
401,040	Telstra Corp. Ltd.	1,191,804
52,850	Transurban Group	514,399
141,812	Vicinity Centres REIT	308,899
86,818	Wesfarmers Ltd.	3,079,882
88,829	Westfield Corp. REIT	657,434
207,313	Westpac Banking Corp.	5,197,308
65,743	Woodside Petroleum Ltd.	1,763,156
111,539	Woolworths Group Ltd.	2,434,089
51,541	WorleyParsons Ltd.(a)	606,414

		69,559,077

	Austria - 0.4%
4,250	ANDRITZ AG	255,827
26,860	Erste Group Bank AG	1,356,168
100,376	IMMOFINANZ AG	257,840
20,179	OMV AG	1,303,657
17,378	Raiffeisen Bank International AG(a)	749,693
12,086	voestalpine AG	787,135

		4,710,320

	Belgium - 0.7%
27,960	Ageas	1,481,718
24,851	Anheuser-Busch InBev SA/NV	2,821,525
4,788	Colruyt SA	265,845
15,374	KBC Group NV	1,482,378
15,933	Proximus SADP	539,086
5,747	Solvay SA	834,420
4,666	UCB SA	408,050
15,652	Umicore SA	825,956

		8,658,978

	Canada - 5.9%
6,127	Agnico Eagle Mines Ltd.	290,606
14,788	Alimentation Couche-Tard, Inc., Class B	775,651
10,301	AltaGas Ltd.	231,486
25,224	ARC Resources Ltd.(c)	278,176
7,357	ATCO Ltd., Class I	266,731
40,998	Bank of Montreal	3,386,174
71,560	Bank of Nova Scotia (The)	4,766,584
37,973	Barrick Gold Corp.	547,534
78,703	Baytex Energy Corp.(a)	240,564
19,738	BCE, Inc.	925,402
43,041	BlackBerry Ltd.(a)	547,287
193,502	Bombardier, Inc., Class B(a)	548,875
45,388	Brookfield Asset Management, Inc., Class A	1,904,531
27,131	Cameco Corp.	250,335
7,460	Canadian Apartment Properties REIT(c)	219,875
26,504	Canadian Imperial Bank of Commerce	2,632,577
19,173	Canadian National Railway Co.	1,540,591
70,299	Canadian Natural Resources Ltd.	2,406,044
3,979	Canadian Pacific Railway Ltd.	738,621
4,162	Canadian Tire Corp. Ltd., Class A	582,242
11,541	Canadian Utilities Ltd., Class A	342,510
9,407	Capital Power Corp.	178,809
14,501	Celestica, Inc.(a)	146,919
100,720	Cenovus Energy, Inc.	962,991
9,745	CGI Group, Inc., Class A(a)	559,195
13,440	CI Financial Corp.	324,374
20,546	Cominar Real Estate Investment Trust REIT	242,663
71,943	Crescent Point Energy Corp.	568,812
14,214	Dream Office Real Estate Investment Trust REIT	262,765
22,663	Empire Co. Ltd., Class A	439,646
45,046	Enbridge, Inc.	1,653,357

Schedule of Investments

51,572	Encana Corp.	$639,369
25,883	Enerplus Corp.(c)	294,727
1,320	Fairfax Financial Holdings Ltd.	696,124
14,837	Finning International, Inc.	409,609
18,115	Fortis, Inc.	641,707
2,871	Franco-Nevada Corp.	220,090
5,353	George Weston Ltd.	470,005
14,311	Gibson Energy, Inc.	207,167
7,363	Gildan Activewear, Inc.	251,045
42,958	Goldcorp, Inc.	616,612
22,158	Great-West Lifeco, Inc.	628,158
21,790	H&R Real Estate Investment Trust REIT	373,335
19,982	Hudson’s Bay Co.(c)	173,785
48,630	Husky Energy, Inc.(a)	714,675
11,647	Hydro One Ltd.(d)	210,849
7,587	IGM Financial, Inc.	271,669
17,425	Imperial Oil Ltd.	549,232
7,528	Industrial Alliance Insurance & Financial Services, Inc.	361,351
6,414	Intact Financial Corp.	539,166
16,814	Inter Pipeline Ltd.(c)	323,164
7,605	Keyera Corp.	214,541
61,892	Kinross Gold Corp.(a)	269,392
14,591	Loblaw Cos. Ltd.	792,435
30,662	Lundin Mining Corp.	222,183
29,782	Magna International, Inc.	1,705,574
134,061	Manulife Financial Corp.	2,852,013
4,244	Methanex Corp.	268,577
13,585	Metro, Inc.(c)	455,768
21,057	National Bank of Canada	1,095,716
29,959	Nutrien Ltd.(a)	1,571,391
164,692	Obsidian Energy Ltd.(a)(c)	171,827
6,365	Onex Corp.	477,926
17,702	Pembina Pipeline Corp.	605,001
36,190	Power Corp. of Canada	925,952
24,537	Power Financial Corp.	678,600
21,792	RioCan Real Estate Investment Trust REIT	427,900
22,893	Rogers Communications, Inc., Class B	1,120,159
76,501	Royal Bank of Canada	6,567,295
8,568	Saputo, Inc.	295,622
28,789	Shaw Communications, Inc., Class B	630,056
9,420	SNC-Lavalin Group, Inc.	417,771
40,086	Sun Life Financial, Inc.	1,743,807
105,631	Suncor Energy, Inc.	3,836,587
43,508	Teck Resources Ltd., Class B	1,266,745
13,434	TELUS Corp.	507,094
17,117	Thomson Reuters Corp.	742,664
96,069	Toronto-Dominion Bank (The)	5,858,811
8,713	Tourmaline Oil Corp.(a)	141,115
44,924	TransAlta Corp.	248,998
35,823	TransCanada Corp.	1,653,549
6,108	Vermilion Energy, Inc.(c)	231,505
11,596	Wheaton Precious Metals Corp.	251,136
90,471	Yamana Gold, Inc.	313,406

		75,914,882

	Chile - 0.0%
31,994	Antofagasta PLC	423,578

	China - 0.1%
199,169	BOC Hong Kong (Holdings) Ltd.	1,017,305
116,162	China Mengniu Dairy Co. Ltd.	379,462
133,004	Semiconductor Manufacturing International Corp.(a)	192,837
293,198	Want Want China Holdings Ltd.	259,031

		1,848,635

	Denmark - 0.8%
505	AP Moller - Maersk A/S, Class A	$866,434
706	AP Moller - Maersk A/S, Class B	1,264,471
6,099	Carlsberg A/S, Class B	785,881
37,904	Danske Bank A/S	1,544,914
5,938	DSV A/S	490,013
3,803	FLSmidth & Co. A/S	224,964
13,014	ISS A/S	509,520
3,619	Jyske Bank A/S	210,021
52,445	Novo Nordisk A/S, Class B	2,926,779
4,786	Novozymes A/S, Class B	266,370
1,969	Pandora A/S	187,335
118,625	TDC A/S	794,447
5,603	Vestas Wind Systems A/S	383,587

		10,454,736

	Finland - 0.8%
9,724	Elisa Oyj	415,015
56,294	Fortum Oyj	1,224,790
7,195	Kesko Oyj, Class B	420,821
14,039	Kone Oyj, Class B	806,247
10,707	Metso Oyj	375,472
9,779	Neste Oyj	678,304
317,023	Nokia Oyj	1,531,150
7,867	Nokian Renkaat Oyj	398,677
3,591	Orion Oyj, Class B	144,494
26,668	Sampo Oyj, Class A	1,553,778
54,166	Stora Enso Oyj, Class R	932,536
41,377	UPM-Kymmene Oyj	1,398,942
6,910	Wartsila Oyj Abp	473,964

		10,354,190

	France - 10.3%
8,601	Accor SA	491,269
86,549	Air France-KLM(a)	1,348,809
20,442	Air Liquide SA	2,764,294
28,511	Airbus SE	3,285,377
15,783	Alstom SA	695,040
4,873	Arkema SA	624,659
4,055	Atos SE	641,543
253,776	AXA SA	8,376,171
112,942	BNP Paribas SA	9,370,457
68,763	Bollore SA	400,896
29,340	Bouygues SA	1,636,358
11,776	Bureau Veritas SA	346,358
8,319	Capgemini SE	1,108,365
99,020	Carrefour SA	2,377,652
18,119	Casino Guichard Perrachon SA	1,062,904
49,163	Cie de Saint-Gobain	2,867,177
15,136	Cie Generale des Etablissements Michelin	2,428,611
24,444	CNP Assurances	628,511
135,770	Credit Agricole SA	2,566,632
29,309	Danone SA	2,536,103
2,196	Dassault Systemes SE	254,089
9,707	Edenred	314,526
8,849	Eiffage SA	1,076,569
115,315	Electricite de France SA	1,590,965
7,924	Elior Group(d)	183,212
364,264	Engie SA	6,343,873
5,525	Essilor International Cie Generale d’Optique SA	787,389
4,772	Eurazeo SA	503,815
16,513	Eutelsat Communications SA	364,519
8,653	Faurecia	780,219
2,394	Fonciere des Regions REIT	263,787
2,453	Gecina SA REIT	480,376
19,992	Getlink SE	281,427

Schedule of Investments

2,862	ICADE REIT	$311,254
2,179	Imerys SA	234,260
3,112	Kering	1,580,949
9,991	Klepierre SA REIT	457,899
19,316	Lagardere SCA	604,460
10,499	Legrand SA	876,564
7,602	L’Oreal SA	1,733,993
9,383	LVMH Moet Hennessy Louis Vuitton SE	2,952,610
92,915	Natixis SA	848,902
6,606	Neopost SA	197,506
3,506	Nexans SA	213,663
4,261	Nexity SA	257,445
259,616	Orange SA	4,704,097
9,347	Pernod Ricard SA	1,493,929
61,828	Peugeot SA	1,393,333
10,686	Publicis Groupe SA	741,217
19,163	Renault SA	2,114,371
44,643	Rexel SA	807,516
12,634	Safran SA	1,431,287
75,706	Sanofi	6,707,383
37,583	Schneider Electric SE	3,533,901
19,152	SCOR SE	860,103
1,457	Societe BIC SA	167,530
113,972	Societe Generale SA	6,652,504
5,430	Sodexo SA(c)	699,103
43,303	Suez	647,876
1,867	Teleperformance	283,982
4,526	Thales SA	509,474
274,317	Total SA	15,936,603
5,479	Unibail-Rodamco SE REIT	1,410,141
11,624	Valeo SA	919,518
35,058	Vallourec SA(a)	240,990
82,654	Veolia Environnement SA	2,089,185
35,368	Vinci SA	3,833,194
143,839	Vivendi SA	4,234,201
2,742	Wendel SA	512,719
8,781	Zodiac Aerospace	273,801

		131,249,415

	Germany - 10.0%
5,112	Aareal Bank AG	259,125
6,352	adidas AG	1,482,106
47,758	Allianz SE	12,107,141
8,053	Aurubis AG	848,108
68,987	BASF SE	8,105,916
39,156	Bayer AG	5,142,240
40,669	Bayerische Motoren Werke AG	4,659,515
6,862	Bayerische Motoren Werke AG (Preference Shares)	672,754
2,486	Beiersdorf AG	295,757
6,655	Bilfinger SE	312,882
9,335	Brenntag AG	607,271
40,019	Ceconomy AG	577,555
214,639	Commerzbank AG(a)	3,545,012
6,570	Continental AG	1,978,213
2,558	Covestro AG(d)	295,018
122,402	Daimler AG	11,242,523
278,508	Deutsche Bank AG	5,132,800
7,474	Deutsche Boerse AG	962,265
51,298	Deutsche Lufthansa AG	1,836,616
73,276	Deutsche Post AG	3,475,167
299,350	Deutsche Telekom AG	5,267,430
10,752	Deutsche Wohnen AG-BR	487,553
619,760	E.ON SE	6,530,909
13,261	Evonik Industries AG	525,333
8,986	Freenet AG	345,457

9,592	Fresenius Medical Care AG & Co. KGaA	$1,111,279
15,188	Fresenius SE & Co. KGaA	1,333,514
1,335	FUCHS PETROLUB SE	67,937
2,745	FUCHS PETROLUB SE (Preference Shares)	150,462
8,552	GEA Group AG	426,466
5,137	Hannover Rueck SE	704,576
10,427	HeidelbergCement AG	1,133,718
3,890	Henkel AG & Co. KGaA	488,474
5,770	Henkel AG & Co. KGaA (Preference Shares)	809,367
1,842	HOCHTIEF AG	333,875
4,950	HUGO BOSS AG	456,195
30,452	Infineon Technologies AG	888,072
18,915	Innogy SE(d)	723,395
23,240	K+S AG	654,877
3,222	KION Group AG	296,701
15,342	Kloeckner & Co. SE	203,928
6,545	LANXESS AG	572,534
2,591	LEG Immobilien AG	293,143
5,188	Leoni AG	399,798
11,631	Linde AG(a)	2,848,601
2,526	MAN SE	301,460
3,699	Merck KGaA	405,599
40,019	METRO AG(a)	872,440
2,129	MTU Aero Engines AG	382,713
19,667	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	4,644,008
4,235	OSRAM Licht AG	371,202
10,251	Porsche Automobil Holding SE (Preference Shares)	950,102
15,321	ProSiebenSat.1 Media SE	587,662
3,423	Rheinmetall AG	485,693
178,649	RWE AG(a)	3,587,539
12,346	RWE AG (Preference Shares)	216,859
6,488	Salzgitter AG	392,806
25,253	SAP SE	2,857,415
44,577	Siemens AG	6,783,767
7,271	Suedzucker AG	138,947
3,601	Symrise AG	302,173
5,704	Talanx AG	253,249
58,988	Telefonica Deutschland Holding AG	299,081
48,205	thyssenkrupp AG	1,521,702
42,491	TUI AG	962,560
61,807	Uniper SE	1,850,216
4,817	Volkswagen AG	1,071,139
29,907	Volkswagen AG (Preference Shares)	6,595,174
19,632	Vonovia SE	971,171

		127,396,255

	Ghana - 0.0%
85,878	Tullow Oil PLC(a)	243,940

	Hong Kong - 1.8%
349,961	AIA Group Ltd.	2,997,831
53,084	Bank of East Asia Ltd. (The)	229,739
131,534	Cathay Pacific Airways Ltd.(a)	208,868
155,684	CK Asset Holdings Ltd.	1,485,890
149,046	CK Hutchison Holdings Ltd.	2,012,320
90,408	CLP Holdings Ltd.	922,985
58,568	Galaxy Entertainment Group Ltd.	518,927
62,820	Hang Lung Group Ltd.	238,945
148,559	Hang Lung Properties Ltd.	393,171
37,054	Hang Seng Bank Ltd.	882,120
75,063	Henderson Land Development Co. Ltd.	524,960
238,421	Hong Kong & China Gas Co. Ltd.	471,267

Schedule of Investments

16,388	Hong Kong Exchanges & Clearing Ltd.	$621,036
62,026	Hongkong Land Holdings Ltd.	446,587
644,075	Hutchison Port Holdings Trust	267,291
8,512	Jardine Matheson Holdings Ltd.	540,342
10,736	Jardine Strategic Holdings Ltd.	427,293
817,802	Li & Fung Ltd.	417,190
109,641	Link REIT	970,045
86,435	MTR Corp. Ltd.	495,086
530,365	New World Development Co. Ltd.	858,462
344,262	Noble Group Ltd.(a)	65,739
320,980	PCCW Ltd.	185,083
50,630	Power Assets Holdings Ltd.	450,213
131,983	Sands China Ltd.	786,351
174,146	Sino Land Co. Ltd.	321,064
305,131	SJM Holdings Ltd.	305,074
111,449	Sun Hung Kai Properties Ltd.	1,936,459
44,738	Swire Pacific Ltd., Class A	447,583
398,685	WH Group Ltd.(d)	493,931
98,970	Wharf Holdings Ltd. (The)	405,550
98,970	Wharf Real Estate Investment Co. Ltd.(a)	683,931
43,190	Wheelock & Co. Ltd.	338,222
59,968	Yue Yuen Industrial Holdings Ltd.	270,649

		22,620,204

	Indonesia - 0.0%
871,697	Golden Agri-Resources Ltd.	253,013

	Ireland - 0.3%
91,630	Bank of Ireland Group PLC(a)	897,204
44,182	CRH PLC	1,641,094
4,272	Kerry Group PLC, Class A	456,348
17,832	Smurfit Kappa Group PLC	626,850

		3,621,496

	Israel - 0.2%
71,167	Bank Hapoalim BM	534,258
108,392	Bank Leumi Le-Israel BM	668,451
173,146	Bezeq The Israeli Telecommunication Corp. Ltd.	286,622
64,904	Israel Chemicals Ltd.	274,264
84,409	Israel Discount Bank Ltd., Class A(a)	253,467
57,648	Teva Pharmaceutical Industries Ltd.	1,197,386

		3,214,448

	Italy - 3.5%
154,891	A2A SpA	298,309
203,297	Assicurazioni Generali SpA	4,044,519
33,364	Atlantia SpA	1,108,907
85,342	BPER Banca SpA	499,361
1,191,721	Enel SpA	7,586,239
460,927	Eni SpA	8,317,861
79,220	Hera SpA	290,144
1,370,820	Intesa Sanpaolo SpA	5,397,185
104,332	Intesa Sanpaolo SpA-RSP	399,273
37,504	Leonardo SpA	454,124
5,742	Luxottica Group SpA	370,531
56,183	Mediaset SpA(a)(c)	224,108
46,175	Mediobanca Banca di Credito Finanziario SpA	563,261
84,592	Poste Italiane SpA(d)	702,256
13,882	Prysmian SpA	490,098
82,927	Saipem SpA(a)	389,568
194,920	Snam SpA	951,618
1,668,821	Telecom Italia SpA(a)	1,507,643
899,803	Telecom Italia SpA/Milano-RSP	690,044
97,320	Terna Rete Elettrica Nazionale SpA	587,754
356,944	Unicredit SpA(a)	7,890,992
230,049	Unione di Banche Italiane SpA	1,195,627
140,193	Unipol Gruppo SpA	775,601
147,771	UnipolSai Assicurazioni SpA	383,083

		45,118,106

	Japan - 20.6%
76,399	Aeon Co. Ltd.	$1,300,088
11,686	Air Water, Inc.	249,554
18,313	Aisin Seiki Co. Ltd.	1,068,699
27,150	Ajinomoto Co., Inc.	514,869
21,139	Alfresa Holdings Corp.	514,943
8,393	Alps Electric Co. Ltd.	241,437
21,127	Amada Holdings Co. Ltd.	312,778
10,310	ANA Holdings, Inc.	419,371
8,050	Aozora Bank Ltd.	325,968
20,308	Asahi Glass Co. Ltd.	891,167
19,592	Asahi Group Holdings Ltd.	985,568
97,575	Asahi Kasei Corp.	1,273,378
94,276	Astellas Pharma, Inc.	1,243,713
10,734	Bandai Namco Holdings, Inc.	350,081
5,878	Bank of Kyoto Ltd. (The)	329,024
6,039	Benesse Holdings, Inc.	226,832
45,895	Bridgestone Corp.	2,230,946
12,029	Brother Industries Ltd.	307,571
90,274	Canon, Inc.	3,596,735
13,190	Casio Computer Co. Ltd.	199,986
11,104	Central Japan Railway Co.	2,100,661
48,200	Chiba Bank Ltd. (The)	416,846
67,676	Chubu Electric Power Co., Inc.	849,089
6,115	Chugai Pharmaceutical Co. Ltd.	323,243
12,860	Chugoku Bank Ltd. (The)	168,592
39,296	Chugoku Electric Power Co., Inc. (The)	434,522
27,480	Citizen Watch Co. Ltd.	209,961
12,370	Cosmo Energy Holdings Co. Ltd.	484,465
12,631	Credit Saison Co. Ltd.	229,465
25,508	Dai Nippon Printing Co. Ltd.	567,857
19,879	Daicel Corp.	240,759
3,530	Daido Steel Co. Ltd.	208,265
125,357	Dai-ichi Life Holdings, Inc.	2,624,739
40,946	Daiichi Sankyo Co. Ltd.	1,376,683
9,319	Daikin Industries Ltd.	1,117,973
4,156	Daito Trust Construction Co. Ltd.	725,886
44,802	Daiwa House Industry Co. Ltd.	1,766,961
137,720	Daiwa Securities Group, Inc.	986,896
7,660	Denka Co. Ltd.	304,912
37,280	Denso Corp.	2,330,277
11,469	Dentsu, Inc.	513,271
8,642	DIC Corp.	340,439
5,208	Don Quijote Holdings Co. Ltd.	288,657
25,991	East Japan Railway Co.	2,582,313
6,854	Ebara Corp.	280,678
12,026	Eisai Co. Ltd.	686,492
24,483	Electric Power Development Co. Ltd.	694,195
5,953	FANUC Corp.	1,607,482
1,376	Fast Retailing Co. Ltd.	613,783
45,257	Fuji Electric Co. Ltd.	372,322
29,933	FUJIFILM Holdings Corp.	1,149,002
30,148	Fujikura Ltd.	294,976
238,515	Fujitsu Ltd.	1,756,605
78,489	Fukuoka Financial Group, Inc.	454,446
7,196	Furukawa Electric Co. Ltd.	394,229
36,822	Gunma Bank Ltd. (The)	221,630
36,967	Hachijuni Bank Ltd. (The)	218,778
19,457	Hakuhodo DY Holdings, Inc.	291,975
15,998	Hankyu Hanshin Holdings, Inc.	644,141
5,100	Hanwa Co. Ltd.	247,162
18,434	Haseko Corp.	287,770

Schedule of Investments

27,891	Hino Motors Ltd.	$368,712
22,090	Hiroshima Bank Ltd. (The)	184,564
9,192	Hitachi Construction Machinery Co. Ltd.	411,368
720,920	Hitachi Ltd.	5,722,185
13,668	Hitachi Metals Ltd.	185,696
28,170	Hokkaido Electric Power Co., Inc.	183,490
14,321	Hokuhoku Financial Group, Inc.	214,248
23,895	Hokuriku Electric Power Co.	195,267
176,109	Honda Motor Co. Ltd.	6,172,810
13,203	Hoya Corp.	673,606
10,750	Ibiden Co. Ltd.	166,635
24,027	Idemitsu Kosan Co. Ltd.	898,082
16,690	IHI Corp.	558,092
14,290	Iida Group Holdings Co. Ltd.	282,907
123,755	Inpex Corp.	1,608,798
37,292	Isetan Mitsukoshi Holdings Ltd.	445,844
42,507	Isuzu Motors Ltd.	716,141
155,603	ITOCHU Corp.	3,049,194
28,470	Iyo Bank Ltd. (The)	233,957
26,284	J Front Retailing Co. Ltd.	480,627
86,239	Japan Display, Inc.(a)(c)	187,244
14,820	Japan Exchange Group, Inc.	266,245
36,096	Japan Post Bank Co. Ltd.	487,100
67,268	Japan Post Holdings Co. Ltd.	802,372
14,434	Japan Post Insurance Co. Ltd.	381,495
50,736	Japan Tobacco, Inc.	1,678,883
73,467	JFE Holdings, Inc.	1,742,195
18,859	JGC Corp.	407,052
14,014	JSR Corp.	331,750
21,513	JTEKT Corp.	383,137
480,730	JXTG Holdings, Inc.	3,187,691
73,482	Kajima Corp.	726,371
30,303	Kaneka Corp.	280,946
79,317	Kansai Electric Power Co., Inc. (The)	983,515
18,064	Kao Corp.	1,251,597
16,880	Kawasaki Heavy Industries Ltd.	695,891
14,230	Kawasaki Kisen Kaisha Ltd.(a)	377,146
102,655	KDDI Corp.	2,589,063
8,440	Keikyu Corp.	166,241
6,180	Keio Corp.	293,275
1,034	Keyence Corp.	629,276
10,800	Kintetsu Group Holdings Co. Ltd.	426,439
64,197	Kirin Holdings Co. Ltd.	1,600,293
65,657	Kobe Steel Ltd.	680,901
4,265	Koito Manufacturing Co. Ltd.	299,689
62,013	Komatsu Ltd.	2,405,983
47,037	Konica Minolta, Inc.	467,978
51,689	Kubota Corp.	1,049,833
26,877	Kuraray Co. Ltd.	502,305
19,792	Kyocera Corp.	1,314,752
12,670	Kyowa Hakko Kirin Co. Ltd.	247,817
52,888	Kyushu Electric Power Co., Inc.	578,519
27,390	Kyushu Financial Group, Inc.	163,856
8,830	Kyushu Railway Co.	283,534
3,469	Lawson, Inc.	234,540
22,624	LIXIL Group Corp.	635,267
9,311	Makita Corp.	438,446
264,467	Marubeni Corp.	1,982,382
14,920	Marui Group Co. Ltd.	271,459
68,783	Mazda Motor Corp.	963,800
20,013	Medipal Holdings Corp.	391,624
5,851	MEIJI Holdings Co. Ltd.	489,392
16,290	Minebea Mitsumi, Inc.	368,168
135,770	Mitsubishi Chemical Holdings Corp.	1,473,314
137,020	Mitsubishi Corp.	3,828,602

123,679	Mitsubishi Electric Corp.	$2,257,619
42,913	Mitsubishi Estate Co. Ltd.	821,069
10,972	Mitsubishi Gas Chemical Co., Inc.	309,594
42,010	Mitsubishi Heavy Industries Ltd.	1,578,719
17,592	Mitsubishi Materials Corp.	651,914
58,711	Mitsubishi Motors Corp.	435,135
1,293,754	Mitsubishi UFJ Financial Group, Inc.	9,728,490
200,888	Mitsui & Co. Ltd.	3,522,510
19,630	Mitsui Chemicals, Inc.	615,938
15,020	Mitsui Engineering & Shipbuilding Co. Ltd.	266,536
50,962	Mitsui Fudosan Co. Ltd.	1,334,102
5,690	Mitsui Mining & Smelting Co. Ltd.	317,979
17,570	Mitsui OSK Lines Ltd.	629,368
2,681,317	Mizuho Financial Group, Inc.	5,043,052
49,647	MS&AD Insurance Group Holdings, Inc.	1,687,875
5,561	Murata Manufacturing Co. Ltd.	820,738
13,350	Nagoya Railroad Co. Ltd.	350,888
38,674	NEC Corp.	1,165,659
11,683	NGK Insulators Ltd.	237,824
10,065	NGK Spark Plug Co. Ltd.	264,730
14,766	NH Foods Ltd.	354,692
16,171	NHK Spring Co. Ltd.	179,406
5,490	Nidec Corp.	877,656
30,787	Nikon Corp.	597,097
1,932	Nintendo Co. Ltd.	849,050
9,820	Nippon Electric Glass Co. Ltd.	403,488
9,514	Nippon Express Co. Ltd.	683,338
19,905	Nippon Paper Industries Co. Ltd.	378,205
25,957	Nippon Sheet Glass Co. Ltd.(a)	234,232
83,001	Nippon Steel & Sumitomo Metal Corp.	2,112,760
27,362	Nippon Telegraph & Telephone Corp.	1,301,233
36,320	Nippon Yusen KK(a)	908,707
269,707	Nissan Motor Co. Ltd.	2,874,849
16,378	Nisshin Seifun Group, Inc.	328,145
12,986	Nisshin Steel Co. Ltd.	218,783
1,793	Nitori Holdings Co. Ltd.	285,569
6,140	Nitto Denko Corp.	561,040
10,180	NOK Corp.	236,792
238,102	Nomura Holdings, Inc.	1,543,284
13,613	Nomura Real Estate Holdings, Inc.	325,749
28,890	NSK Ltd.	475,346
47,074	NTN Corp.	241,073
40,986	NTT Data Corp.	481,746
81,835	NTT DoCoMo, Inc.	2,027,601
56,417	Obayashi Corp.	678,110
14,927	Odakyu Electric Railway Co. Ltd.	328,201
97,367	OJI Holdings Corp.	666,329
10,897	Olympus Corp.	418,789
9,410	OMRON Corp.	587,074
11,338	Ono Pharmaceutical Co. Ltd.	279,879
4,624	Oriental Land Co. Ltd.	451,577
84,575	ORIX Corp.	1,576,750
42,010	Osaka Gas Co. Ltd.	832,464
19,990	Otsuka Holdings Co. Ltd.	887,468
225,448	Panasonic Corp.	3,343,872
28,262	Rakuten, Inc.	255,240
28,570	Recruit Holdings Co. Ltd.	695,961
31,832	Rengo Co. Ltd.	257,794
195,947	Resona Holdings, Inc.	1,179,936
112,879	Ricoh Co. Ltd.	1,108,573
4,787	Rohm Co. Ltd.	524,945
14,257	Santen Pharmaceutical Co. Ltd.	232,621
14,228	SBI Holdings, Inc.	343,985
8,488	Secom Co. Ltd.	648,682

Schedule of Investments

14,349	Sega Sammy Holdings, Inc.	$200,206
12,624	Seibu Holdings, Inc.	252,121
16,066	Seiko Epson Corp.	389,599
17,949	Seino Holdings Co. Ltd.	297,793
25,691	Sekisui Chemical Co. Ltd.	489,554
50,233	Sekisui House Ltd.	919,477
58,159	Seven & i Holdings Co. Ltd.	2,390,191
6,380	Sharp Corp.(a)(c)	238,180
22,546	Shikoku Electric Power Co., Inc.	254,470
1,682	Shimano, Inc.	240,385
40,389	Shimizu Corp.	413,307
15,249	Shin-Etsu Chemical Co. Ltd.	1,733,682
10,990	Shinsei Bank Ltd.	191,397
7,420	Shionogi & Co. Ltd.	410,376
17,765	Shiseido Co. Ltd.	911,564
39,003	Shizuoka Bank Ltd. (The)	414,846
18,651	Showa Denko K.K.	862,879
40,613	Showa Shell Sekiyu K.K.	575,588
1,689	SMC Corp.	828,137
42,638	SoftBank Group Corp.	3,507,757
240,568	Sojitz Corp.	775,777
34,315	Sompo Holdings, Inc.	1,372,537
92,465	Sony Corp.	4,412,534
14,043	Sony Financial Holdings, Inc.	256,532
7,309	Stanley Electric Co. Ltd.	296,297
31,634	Subaru Corp.	1,048,526
161,585	Sumitomo Chemical Co. Ltd.	1,184,261
136,383	Sumitomo Corp.	2,347,704
72,752	Sumitomo Electric Industries Ltd.	1,240,027
16,792	Sumitomo Forestry Co. Ltd.	288,443
8,540	Sumitomo Heavy Industries Ltd.	389,231
20,508	Sumitomo Metal Mining Co. Ltd.	959,689
137,566	Sumitomo Mitsui Financial Group, Inc.	6,147,652
38,456	Sumitomo Mitsui Trust Holdings, Inc.	1,594,891
22,204	Sumitomo Realty & Development Co. Ltd.	851,504
20,136	Sumitomo Rubber Industries Ltd.	390,526
6,393	Suntory Beverage & Food Ltd.	305,140
8,929	Suzuken Co. Ltd.	379,966
26,673	Suzuki Motor Corp.	1,521,867
61,403	T&D Holdings, Inc.	1,092,996
10,800	Taiheiyo Cement Corp.	458,596
14,720	Taisei Corp.	748,440
33,446	Takashimaya Co. Ltd.	346,548
46,998	Takeda Pharmaceutical Co. Ltd.	2,762,056
8,134	TDK Corp.	748,905
17,329	Teijin Ltd.	382,760
10,627	Terumo Corp.	519,886
14,330	Tobu Railway Co. Ltd.	481,146
6,770	Toho Gas Co. Ltd.	198,160
48,081	Tohoku Electric Power Co., Inc.	619,761
51,784	Tokio Marine Holdings, Inc.	2,438,457
530,641	Tokyo Electric Power Co. Holdings, Inc.(a)	2,148,718
4,786	Tokyo Electron Ltd.	897,087
48,290	Tokyo Gas Co. Ltd.	1,147,139
33,162	Tokyu Corp.	554,143
52,638	Tokyu Fudosan Holdings Corp.	414,719
55,980	Toppan Printing Co. Ltd.	525,670
106,628	Toray Industries, Inc.	1,059,882
942,579	Toshiba Corp.(a)	2,685,558
20,420	Tosoh Corp.	467,684
6,424	TOTO Ltd.	366,649
16,828	Toyo Seikan Group Holdings Ltd.	271,332
5,153	Toyo Suisan Kaisha Ltd.	208,896
7,796	Toyoda Gosei Co. Ltd.	206,765
14,201	Toyota Industries Corp.	922,405

233,674	Toyota Motor Corp.	$16,012,840
26,135	Toyota Tsusho Corp.	1,055,887
12,470	Ube Industries Ltd.	371,284
10,692	Unicharm Corp.	285,531
14,899	West Japan Railway Co.	1,115,975
38,674	Yahoo! Japan Corp.	186,009
90,202	Yamada Denki Co. Ltd.	534,659
19,134	Yamaguchi Financial Group, Inc.	224,023
7,880	Yamaha Corp.	324,498
20,518	Yamaha Motor Co. Ltd.	680,456
27,714	Yamato Holdings Co. Ltd.	713,955
10,802	Yamazaki Baking Co. Ltd.	212,567
9,620	Yaskawa Electric Corp.	495,299
12,270	Yokogawa Electric Corp.	260,339
10,766	Yokohama Rubber Co. Ltd. (The)	273,403

		262,214,233

	Jersey - 0.0%
2,272	Randgold Resources Ltd.	228,941

	Luxembourg - 0.3%
72,707	Arcelormittal(a)	2,647,048
3,591	RTL Group SA	305,539
25,662	SES SA FDR, Class A	401,844
27,449	Tenaris SA	479,579

		3,834,010

	Macau - 0.0%
119,360	Wynn Macau Ltd.	421,192

	Netherlands - 4.7%
23,328	ABN AMRO Group NV CVA(d)	793,071
389,813	Aegon NV	2,674,738
16,071	Akzo Nobel NV	1,509,943
7,241	Altice NV, Class A(a)(c)	78,081
2,343	Altice NV, Class B(a)	25,233
5,307	ASML Holding NV	1,078,947
8,316	ASR Nederland NV	364,660
7,760	Boskalis Westminster NV	310,698
13,338	Fugro NV CVA(a)	223,150
3,489	Gemalto NV	216,321
7,112	Heineken Holding NV	757,511
9,494	Heineken NV	1,071,067
323,886	ING Groep NV	6,387,106
78,570	Koninklijke Ahold Delhaize NV	1,758,879
34,994	Koninklijke BAM Groep NV(c)	171,890
12,090	Koninklijke DSM NV	1,253,387
341,702	Koninklijke KPN NV	1,200,405
62,827	Koninklijke Philips NV	2,571,846
40,434	NN Group NV	1,914,086
44,175	PostNL NV	221,225
8,357	Randstad Holding NV	592,163
522,331	Royal Dutch Shell PLC, Class A	18,290,981
446,805	Royal Dutch Shell PLC, Class B	15,859,065
12,240	Wolters Kluwer NV	650,022

		59,974,475

	New Zealand - 0.1%
54,527	Fletcher Building Ltd.	315,176
149,915	Spark New Zealand Ltd.	398,318

		713,494

	Norway - 0.8%
74,712	DNB ASA	1,522,212
14,192	Gjensidige Forsikring ASA	268,817
24,581	Marine Harvest ASA	427,333
95,402	Norsk Hydro ASA	698,461
47,118	Orkla ASA	492,399
166,773	Statoil ASA(c)	3,910,626

Schedule of Investments

55,711	Storebrand ASA	$501,350
64,316	Telenor ASA	1,512,322
18,825	Yara International ASA	908,597

		10,242,117

	Portugal - 0.2%
312,294	EDP-Energias de Portugal SA	1,100,595
40,545	Galp Energia SGPS SA	776,322
13,274	Jeronimo Martins SGPS SA	283,677

		2,160,594

	Singapore - 0.9%
120,918	Ascendas Real Estate Investment Trust REIT	254,914
180,235	CapitaLand Ltd.	528,645
154,071	CapitaLand Mall Trust REIT	247,135
40,898	City Developments Ltd.	414,228
143,858	ComfortDelGro Corp. Ltd.	230,753
123,010	DBS Group Holdings Ltd.	2,480,495
273,373	Genting Singapore PLC	281,893
9,333	Jardine Cycle & Carriage Ltd.	284,652
128,677	Keppel Corp. Ltd.	852,146
174,618	Oversea-Chinese Banking Corp. Ltd.	1,724,573
118,842	Sembcorp Industries Ltd.	308,633
42,870	Singapore Airlines Ltd.	370,348
127,751	Singapore Press Holdings Ltd.	257,610
90,203	Singapore Technologies Engineering Ltd.	232,191
470,455	Singapore Telecommunications Ltd.	1,272,083
87,155	United Overseas Bank Ltd.	1,826,048
196,538	Wilmar International Ltd.	480,386

		12,046,733

	South Africa - 0.1%
45,522	Investec PLC	354,098
17,964	Mondi PLC	479,493

		833,591

	South Korea - 4.3%
631	CJ CheilJedang Corp.(a)	211,840
119	CJ CheilJedang Corp. (Preference Shares)(a)	16,883
1,894	CJ Corp.(a)	326,353
3,347	Daelim Industrial Co. Ltd.(a)	254,821
4,401	DB Insurance Co. Ltd.	298,387
13,229	Doosan Heavy Industries & Construction Co. Ltd.(a)	210,604
29,544	Doosan Infracore Co. Ltd.(a)	305,718
2,145	E-MART, Inc.	584,534
5,277	GS Holdings Corp.(a)	342,954
28,498	Hana Financial Group, Inc.	1,390,407
4,896	Hankook Tire Co. Ltd.(a)	245,293
7,753	Hanwha Corp.(a)	341,601
2,543	Hyosung Corp.(a)	321,492
532	Hyundai Construction Equipment Co. Ltd.(a)	101,383
550	Hyundai Electric & Energy System Co. Ltd.(a)	63,352
9,033	Hyundai Engineering & Construction Co. Ltd.(a)	362,893
1,494	Hyundai Glovis Co. Ltd.(a)	195,171
4,210	Hyundai Heavy Industries Co. Ltd.(a)	548,008
10,329	Hyundai Marine & Fire Insurance Co. Ltd.(a)	448,330
4,834	Hyundai Mobis Co. Ltd.(a)	1,120,396
12,928	Hyundai Motor Co.	1,961,264
2,089	Hyundai Motor Co. (Preference Shares)	180,759
3,274	Hyundai Motor Co. (2nd Preference Shares)	318,861
891	Hyundai Robotics Co. Ltd.(a)	381,315

9,452	Hyundai Steel Co.	$504,532
43,558	Industrial Bank of Korea	679,160
38,425	KB Financial Group, Inc.	2,421,691
29,534	Kia Motors Corp.	958,330
43,274	Korea Electric Power Corp.	1,448,748
6,496	Korea Gas Corp.(a)	300,208
537	Korea Zinc Co. Ltd.(a)	258,983
13,691	Korean Air Lines Co. Ltd.(a)	494,253
5,695	KT&G Corp.	567,980
26,831	Kumho Tire Co., Inc.(a)	149,501
3,041	LG Chem Ltd.	1,230,240
510	LG Chem Ltd. (Preference Shares)	118,205
6,478	LG Corp.(a)	540,516
34,104	LG Display Co. Ltd.	1,028,374
18,811	LG Electronics, Inc.	1,805,616
3,180	LG Electronics, Inc. (Preference Shares)	128,349
23,877	LG Uplus Corp.	319,746
806	Lotte Chemical Corp.(a)	317,011
1,576	Lotte Shopping Co. Ltd.(a)	356,421
10,151	POSCO	3,617,039
3,260	Samsung C&T Corp.	433,507
5,232	Samsung Electro-Mechanics Co. Ltd.	521,804
5,977	Samsung Electronics Co. Ltd.	13,965,084
1,033	Samsung Electronics Co. Ltd. (Preference Shares)	2,040,171
2,564	Samsung Fire & Marine Insurance Co. Ltd.	693,914
213	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	38,098
31,414	Samsung Heavy Industries Co. Ltd.(a)	270,351
6,365	Samsung Life Insurance Co. Ltd.	768,914
3,539	Samsung SDI Co. Ltd.	652,885
32,480	Shinhan Financial Group Co. Ltd.	1,621,187
1,334	SK Holdings Co. Ltd.(a)	397,883
26,555	SK Hynix, Inc.	1,827,778
8,883	SK Innovation Co. Ltd.	1,701,150
2,265	SK Telecom Co. Ltd.	563,148
4,192	S-Oil Corp.	482,854
47,112	Woori Bank	743,398

		54,499,648

	Spain - 4.2%
46,187	Abertis Infraestructuras SA	1,123,132
3,338	Acciona SA	303,308
31,873	ACS Actividades de Construccion y Servicios SA	1,280,909
2,192	Aena SME SA(d)	479,099
11,016	Amadeus IT Group SA	857,425
590,065	Banco Bilbao Vizcaya Argentaria SA	5,563,038
556,837	Banco de Sabadell SA	1,327,703
2,440,438	Banco Santander SA(c)	18,189,377
105,279	Bankia SA	535,098
36,449	Bankinter SA	420,554
339,503	CaixaBank SA	1,838,503
83,839	Distribuidora Internacional de Alimentacion SA	449,207
15,754	Enagas SA	430,781
64,769	Endesa SA	1,460,417
37,501	Ferrovial SA	863,094
38,351	Gas Natural SDG SA	888,868
9,130	Grifols SA	294,693
7,200	Grifols SA (Preference Shares), Class B	178,132
470,004	Iberdrola SA	3,839,759
26,731	Industria de Diseno Textil SA	961,375
150,163	Mapfre SA	535,195
51,601	Obrascon Huarte Lain SA(a)	319,674
25,247	Red Electrica Corp. SA	536,876
208,532	Repsol SA	3,936,948
638,532	Telefonica SA	6,564,861

		53,178,026

Schedule of Investments

	Sweden - 2.1%
16,483	Alfa Laval AB	$433,769
14,590	Arjo AB, Class B(a)	47,924
27,811	Assa Abloy AB, Class B	617,865
22,984	Atlas Copco AB, Class A	1,081,238
14,575	Atlas Copco AB, Class B	610,129
12,117	Boliden AB	440,899
17,421	Electrolux AB, Series B	617,038
29,356	Essity AB, Class B(a)	882,044
14,590	Getinge AB, Class B	200,428
54,225	Hennes & Mauritz AB, Class B	961,960
6,799	Hexagon AB, Class B	406,235
5,974	ICA Gruppen AB	234,107
9,015	Industrivarden AB, Class A	254,800
7,120	Industrivarden AB, Class C	190,272
336	NCC AB, Class A	6,652
7,211	NCC AB, Class B	143,495
240,772	Nordea Bank AB	2,980,797
63,969	Sandvik AB	1,263,580
24,074	Securitas AB, Class B	447,029
103,898	Skandinaviska Enskilda Banken AB, Class A	1,316,698
1,475	Skandinaviska Enskilda Banken AB, Class C	18,929
28,549	Skanska AB, Class B	582,102
31,038	SKF AB, Class B	769,578
20,818	SSAB AB, Class A(a)	132,496
49,115	SSAB AB, Class B(a)	256,252
29,356	Svenska Cellulosa AB (SCA), Class B	304,754
95,331	Svenska Handelsbanken AB, Class A	1,391,521
2,302	Svenska Handelsbanken AB, Class B	34,115
68,931	Swedbank AB, Class A	1,767,484
8,772	Swedish Match AB	356,486
46,066	Tele2 AB, Class B	578,046
389,911	Telefonaktiebolaget LM Ericsson, Class B	2,511,872
355,861	Telia Co. AB	1,791,878
11,538	Trelleborg AB, Class B	308,924
121,577	Volvo AB, Class B	2,489,740

		26,431,136

	Switzerland - 6.0%
116,269	ABB Ltd.	3,245,676
12,855	Adecco Group AG	1,059,265
9,311	Aryzta AG	251,105
4,163	Baloise Holding AG	682,041
2	Chocoladefabriken Lindt & Spruengli AG	149,742
23	Chocoladefabriken Lindt & Spruengli AG-PC	144,245
20,197	Cie Financiere Richemont SA	1,940,615
15,548	Clariant AG	445,567
10,112	Coca-Cola HBC AG	340,225
224,534	Credit Suisse Group AG	4,338,028
1,879	Dufry AG(a)	292,482
17,270	Ferguson PLC	1,335,017
800	Geberit AG	379,518
238	Georg Fischer AG	345,120
312	Givaudan SA	751,807
1,378,517	Glencore PLC	7,913,814
523	Helvetia Holding AG	311,966
789	Idorsia Ltd.(a)	24,529
8,054	Julius Baer Group Ltd.	553,626
2,835	Kuehne + Nagel International AG	521,194
30,470	LafargeHolcim Ltd.	1,868,320

1,781	Lonza Group AG	$496,021
140,286	Nestle SA	12,136,188
116,281	Novartis AG	10,532,337
27,723	Roche Holding AG	6,842,774
1,078	Roche Holding AG-BR	269,964
596	Schindler Holding AG	145,281
1,162	Schindler Holding AG-PC	291,750
207	SGS SA	557,359
57	Sika AG-BR	494,519
1,400	Sonova Holding AG	226,054
28,891	STMicroelectronics NV	692,106
2,686	Swatch Group AG (The)	232,453
1,686	Swatch Group AG (The)-BR	773,536
3,233	Swiss Life Holding AG	1,215,505
3,865	Swiss Prime Site AG	374,193
36,449	Swiss RE AG	3,599,417
1,685	Swisscom AG	921,530
216,506	UBS Group AG	4,401,854
17,148	Zurich Insurance Group AG	5,642,828

		76,739,571

	United Kingdom - 14.9%
47,998	3i Group PLC	635,732
12,262	Admiral Group PLC	322,239
20,148	Aggreko PLC	231,103
113,873	Anglo American PLC	2,766,790
14,858	Ashtead Group PLC	444,762
16,480	Associated British Foods PLC	640,489
80,127	AstraZeneca PLC	5,567,904
436,550	Aviva PLC	3,185,925
17,310	Babcock International Group PLC	168,864
225,882	BAE Systems PLC	1,908,020
83,095	Balfour Beatty PLC	333,817
1,982,130	Barclays PLC	5,635,686
61,856	Barratt Developments PLC	514,756
49,946	BBA Aviation PLC	249,869
36,056	Beazley PLC	272,262
6,113	Bellway PLC	288,694
9,777	Berkeley Group Holdings PLC (The)	551,408
88,665	Booker Group PLC	285,711
2,936,762	BP PLC	20,927,055
72,876	British American Tobacco PLC	4,994,091
78,357	British Land Co. PLC (The) REIT	745,005
645,474	BT Group PLC	2,344,767
15,110	Bunzl PLC	442,636
18,272	Burberry Group PLC	410,283
66,713	Capita PLC	173,136
100,711	Carillion PLC(b)	0
727,132	Centrica PLC	1,379,897
9,601	Close Brothers Group PLC	214,900
93,158	CNH Industrial NV, Class A	1,382,755
222,800	Cobham PLC(a)	414,259
68,335	Compass Group PLC	1,440,631
5,433	Croda International PLC	346,434
79,002	CYBG PLC	360,177
5,738	DCC PLC	604,228
6,268	Derwent London PLC REIT	260,806
93,057	Diageo PLC	3,351,301
189,817	Direct Line Insurance Group PLC	996,849
80,377	Dixons Carphone PLC	223,685
60,194	Drax Group PLC	222,557
54,641	DS Smith PLC	391,153
25,278	easyJet PLC	596,713
29,371	Experian PLC	677,879
210,995	Fiat Chrysler Automobiles NV(a)	5,115,531
130,077	Firstgroup PLC(a)	192,005

Schedule of Investments

141,302	G4S PLC	$571,268
129,127	GKN PLC	776,367
334,016	GlaxoSmithKline PLC	6,271,736
30,447	Greene King PLC	226,011
53,332	Hammerson PLC REIT	373,895
102,613	Hays PLC	295,052
21,175	Hiscox Ltd.	425,782
1,854,797	HSBC Holdings PLC	19,811,124
27,852	IG Group Holdings PLC	306,162
16,714	IMI PLC	315,879
52,843	Imperial Brands PLC	2,178,090
41,570	Inchcape PLC	428,286
31,890	Informa PLC	315,721
35,497	Inmarsat PLC	234,473
9,673	InterContinental Hotels Group PLC	648,159
26,346	Intermediate Capital Group PLC	433,849
77,849	International Consolidated Airlines Group SA	708,735
4,586	Intertek Group PLC	327,641
84,841	Intu Properties PLC REIT	271,941
215,558	ITV PLC	511,912
343,472	J Sainsbury PLC	1,233,297
27,336	John Wood Group PLC	251,820
18,747	Johnson Matthey PLC	922,408
251,454	Kingfisher PLC	1,240,803
20,687	Lancashire Holdings Ltd.	193,570
59,329	Land Securities Group PLC REIT	845,207
678,205	Legal & General Group PLC	2,609,779
4,697,068	Lloyds Banking Group PLC	4,642,898
7,730	London Stock Exchange Group PLC	431,673
142,520	Man Group PLC	440,201
243,830	Marks & Spencer Group PLC	1,044,723
63,455	Meggitt PLC	418,876
276,614	National Grid PLC	3,165,360
32,681	Nex Group PLC	275,591
11,472	Next PLC	830,697
506,994	Old Mutual PLC	1,685,630
124,335	Pearson PLC	1,226,712
26,500	Pennon Group PLC	270,800
12,748	Persimmon PLC	453,570
26,018	Petrofac Ltd.	195,946
43,532	Phoenix Group Holdings	472,952
7,221	Provident Financial PLC	69,211
169,520	Prudential PLC	4,594,717
20,630	Reckitt Benckiser Group PLC	1,995,789
25,324	RELX NV	565,171
28,379	RELX PLC	628,752
61,930	Rentokil Initial PLC	261,561
28,581	Rio Tinto Ltd.	1,778,575
81,958	Rio Tinto PLC	4,571,028
141,404	Rolls-Royce Holdings PLC	1,753,449
402,588	Royal Bank of Scotland Group PLC(a)	1,647,084
129,698	Royal Mail PLC	865,932
87,868	RSA Insurance Group PLC	774,207
41,016	Sage Group PLC (The)	436,985
4,825	Schroders PLC	255,244
46,254	Segro PLC REIT	382,419
15,491	Severn Trent PLC	430,336
58,372	Sky PLC(a)	879,054
33,351	Smith & Nephew PLC	601,846
23,731	Smiths Group PLC	539,441
117,442	SSE PLC	2,178,625
21,479	St. James’s Place PLC	363,018
354,012	Standard Chartered PLC(a)	4,126,054
245,898	Standard Life Aberdeen PLC	1,487,886

27,713	Subsea 7 SA	$433,224
35,288	Tate & Lyle PLC	322,064
163,762	Taylor Wimpey PLC	443,865
1,396,295	Tesco PLC	4,149,908
261,737	Thomas Cook Group PLC	469,720
23,016	Travis Perkins PLC	478,020
70,510	Unilever NV CVA	4,097,636
50,546	Unilever PLC	2,875,158
49,024	United Utilities Group PLC	514,494
3,662,320	Vodafone Group PLC	11,697,175
11,507	Weir Group PLC (The)	361,470
8,468	Whitbread PLC	467,347
79,240	William Hill PLC	349,318
322,504	WM Morrison Supermarkets PLC	1,018,130
62,893	WPP PLC	1,143,005

		190,504,278

	United States - 0.2%
8,041	Carnival PLC	568,305
6,491	Qiagen NV(a)	217,841
11,472	Shire PLC	542,840
18,900	Sims Metal Management Ltd.	252,215
43,927	Valeant Pharmaceuticals International, Inc.(a)	815,631

		2,396,832

	Zambia - 0.1%
48,912	First Quantum Minerals Ltd.	731,178

	Total Common Stocks and Other Equity Interests (Cost $1,025,329,495)	1,272,791,322

	Rights - 0.0%
	Italy - 0.0%
356,944	UniCredit SpA, expiring 02/24/18(a)	1,779

	South Korea - 0.0%
743	Hyundai Heavy Industries Co. Ltd., expiring 03/12/18(a)	22,961

	Total Rights (Cost $0)	24,740

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,025,329,495) - 99.8%	1,272,816,062

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
18,296,442	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $18,296,442)	18,296,442

	Total Investments in Securities (Cost $1,043,625,937) - 101.3%	1,291,112,504
	Other assets less liabilities - (1.3)%	(15,995,142)

	Net Assets - 100.0%	$1,275,117,362

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

Schedule of Investments

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $3,880,831, which represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 5.2%
40,257	Abacus Property Group REIT	$118,005
45,649	Adelaide Brighton Ltd.	239,898
58,880	ALS Ltd.	332,316
77,491	Alumina Ltd.	151,224
12,480	Ansell Ltd.	254,158
61,777	Ardent Leisure Group	100,548
16,461	Aristocrat Leisure Ltd.	318,570
198,857	AusNet Services	272,936
51,186	Australian Agricultural Co. Ltd.(a)	52,846
77,409	Australian Pharmaceutical Industries Ltd.	94,023
61,555	Automotive Holdings Group Ltd.	178,442
21,621	Aveo Group	45,695
128,059	AWE Ltd.(a)	100,585
212,173	Beach Energy Ltd.	223,349
13,356	Bega Cheese Ltd.	76,246
8,610	Breville Group Ltd.	85,616
6,565	Brickworks Ltd.	75,541
10,620	BT Investment Management Ltd.	94,767
37,375	BWP Trust REIT	90,793
11,308	carsales.com Ltd.	137,350
25,211	Charter Hall Group REIT	120,446
33,787	Charter Hall Retail REIT	104,785
123,601	Cleanaway Waste Management Ltd.	144,624
2,288	Cochlear Ltd.	321,852
159,125	Cromwell Property Group REIT	127,563
66,899	CSR Ltd.	273,024
33,928	Domain Holdings Australia Ltd.(a)	86,815
33,499	DuluxGroup Ltd.	198,018
16,476	Elders Ltd.	104,597
29,290	Evolution Mining Ltd.	67,595
339,298	Fairfax Media Ltd.	195,070
38,615	FlexiGroup Ltd.	56,596
8,055	Flight Centre Travel Group Ltd.	332,845
30,822	G8 Education Ltd.	83,859
72,593	Genworth Mortgage Insurance Australia Ltd.	171,056
11,586	GUD Holdings Ltd.	115,020
39,284	GWA Group Ltd.	89,705
48,657	Harvey Norman Holdings Ltd.(b)	178,088
124,641	Healthscope Ltd.	194,791
43,692	Investa Office Fund REIT	156,732
7,847	InvoCare Ltd.	96,773
36,585	IOOF Holdings Ltd.	326,464
8,287	IRESS Ltd.	80,659
11,368	JB Hi-Fi Ltd.(b)	269,069
7,373	McMillan Shakespeare Ltd.	104,779
18,970	Mineral Resources Ltd.	289,093
18,138	Monadelphous Group Ltd.	257,908
233,643	Myer Holdings Ltd.(b)	123,921
29,608	Navitas Ltd.	112,203
18,766	nib Holdings Ltd.	101,964
119,228	Nine Entertainment Co. Holdings Ltd.	162,195

16,241	Northern Star Resources Ltd.	$76,145
17,651	Nufarm Ltd.	113,914
38,301	OceanaGold Corp.	105,832
97,767	Orora Ltd.	258,084
40,590	OZ Minerals Ltd.	307,314
14,176	Pact Group Holdings Ltd.	60,839
3,515	Perpetual Ltd.	149,088
197,744	Perseus Mining Ltd.(a)	68,052
14,801	Platinum Asset Management Ltd.	99,596
8,257	Premier Investments Ltd.	98,420
109,965	Primary Health Care Ltd.	324,121
66,534	Qube Holdings Ltd.(b)	138,461
1,218	REA Group Ltd.	72,639
22,817	Regis Resources Ltd.	76,121
35,915	Resolute Mining Ltd.	34,026
11,180	Retail Food Group Ltd.	17,699
10,076	Sandfire Resources NL	58,664
17,191	SEEK Ltd.	272,144
16,070	Seven Group Holdings Ltd.	213,148
204,788	Seven West Media Ltd.	93,692
62,700	Shopping Centres Australasia Property Group REIT	114,236
160,007	Sigma Healthcare Ltd.	115,961
124,249	Southern Cross Media Group Ltd.	118,218
263,753	Spotless Group Holdings Ltd.	242,407
76,915	Star Entertainment Group Ltd. (The)	377,428
19,384	Super Retail Group Ltd.	137,499
59,605	Sydney Airport	328,686
14,892	Tassal Group Ltd.	47,391
15,335	TPG Telecom Ltd.	79,100
30,006	Treasury Wine Estates Ltd.	415,971
112,977	Virgin Australia Holdings Ltd.(a)(c)	0
6,896	Washington H Soul Pattinson & Co. Ltd.	96,213
36,730	Western Areas Ltd.	98,149
81,643	Whitehaven Coal Ltd.	326,586

		13,226,861

	Austria - 1.1%
1,833	ams AG	169,339
8,823	BUWOG AG	317,647
7,542	CA Immobilien Anlagen AG	232,443
587	Lenzing AG	74,881
4,767	Oesterreichische Post AG	227,682
1,230	Porr AG	42,597
987	Schoeller-Bleckmann Oilfield Equipment AG(a)	107,709
9,029	Telekom Austria AG, Class A	87,621
28,520	UNIQA Insurance Group AG	352,268
11,317	Verbund AG	314,389
10,655	Vienna Insurance Group AG Wiener Versicherung Gruppe	378,825
15,472	Wienerberger AG	423,263
3,994	Zumtobel Group AG	47,044

		2,775,708

	Belgium - 1.6%
2,121	Ackermans & van Haaren NV	396,600
716	Aedifica SA REIT	69,127
46,728	AGFA-Gevaert NV(a)	235,523
958	Barco NV	118,627
2,408	Befimmo SA REIT	163,187
5,266	Bekaert SA NV	240,494
11,255	bpost SA	375,480
794	Cie d’Entreprises CFE	115,134
2,433	Cofinimmo SA REIT	328,551
3,806	D’Ieteren SA/NV	178,179
8,544	Econocom Group SA/NV	71,526
3,514	Elia System Operator SA/NV	216,690

Schedule of Investments

18,314	Euronav NV(b)	$156,395
1,085	Gimv NV	69,609
664	Melexis NV	70,145
30,413	Nyrstar NV(a)(b)	247,781
4,704	Ontex Group NV	139,585
5,489	Orange Belgium SA	116,381
1,150	Sofina SA	201,139
4,851	Telenet Group Holding NV(a)	374,372
2,591	Tessenderlo Group SA(a)	124,591
862	Warehouses De Pauw CVA REIT	107,062

		4,116,178

	Cambodia - 0.1%
185,244	NagaCorp Ltd.	151,341

	Canada - 6.9%
12,884	Advantage Oil & Gas Ltd.(a)	41,482
12,773	Aecon Group, Inc.	207,287
21,470	Air Canada(a)	418,427
14,846	Alamos Gold, Inc., Class A	89,184
22,129	Algonquin Power & Utilities Corp.	240,978
8,505	Allied Properties Real Estate Investment Trust REIT	286,654
28,018	Artis Real Estate Investment Trust REIT	320,865
7,229	ATS Automation Tooling Systems, Inc.(a)	98,048
33,046	B2Gold Corp.(a)	100,201
14,284	Birchcliff Energy Ltd.	39,702
5,833	Boardwalk Real Estate Investment Trust REIT(b)	211,573
18,748	CAE, Inc.	346,888
7,762	Canadian Real Estate Investment Trust REIT	281,668
9,301	Canadian Western Bank	293,393
13,016	Canfor Corp.(a)	306,078
10,310	Cascades, Inc.	129,584
5,259	CCL Industries, Inc., Class B	252,180
31,673	Centerra Gold, Inc.(a)	163,935
16,043	Ces Energy Solutions Corp.	77,806
15,105	Chartwell Retirement Residences	192,068
5,210	Cineplex, Inc.(b)	133,430
1,253	Cogeco Communications, Inc.	77,824
1,805	Colliers International Group, Inc.	109,608
331	Constellation Software, Inc.	214,518
13,439	Corus Entertainment, Inc., Class B	92,452
15,893	Cott Corp.	265,823
20,337	Crew Energy, Inc.(a)	37,297
9,752	Detour Gold Corp.(a)	104,447
2,150	Dollarama, Inc.	294,728
2,894	Dorel Industries, Inc., Class B	72,748
53,124	ECN Capital Corp.	161,513
80,816	Eldorado Gold Corp.	104,738
21,579	Element Fleet Management Corp.	145,988
3,785	Emera, Inc.(b)	140,374
4,088	Enbridge Income Fund Holdings, Inc.(b)	93,266
7,243	Enercare, Inc.	117,012
9,896	Enerflex Ltd.	118,008
28,538	Ensign Energy Services, Inc.	171,202
43,183	Entertainment One Ltd.	198,472
16,893	Extendicare, Inc.	119,932
9,910	First Capital Realty, Inc.	166,156
6,244	First Majestic Silver Corp.(a)(b)	38,273
1,392	FirstService Corp.	92,948
5,772	Genworth MI Canada, Inc.(b)	198,728
4,553	Granite Real Estate Investment Trust REIT	187,895
9,966	Home Capital Group, Inc.(b)	138,907
19,548	HudBay Minerals, Inc.	167,939
51,495	IAMGOLD Corp.(a)	303,887

8,755	Innergex Renewable Energy, Inc.	$98,265
15,872	Ivanhoe Mines Ltd., Class A(a)	45,539
7,346	Jean Coutu Group (PJC), Inc. (The), Class A	145,142
42,390	Just Energy Group, Inc.	181,397
4,577	Laurentian Bank of Canada	198,473
5,624	Linamar Corp.	332,943
6,227	Maple Leaf Foods, Inc.	176,885
19,860	Martinrea International, Inc.	232,942
3,137	Maxar Technologies Ltd.	198,471
27,131	MEG Energy Corp.(a)	122,956
16,924	Mullen Group Ltd.	207,472
38,656	Nevsun Resources Ltd.	80,976
2,756	New Flyer Industries, Inc.	130,449
74,336	New Gold, Inc.(a)	225,398
3,814	Norbord, Inc.	146,050
5,787	North West Co., Inc. (The)	137,452
8,493	Northland Power, Inc.	158,389
6,628	Northview Apartment Real Estate Investment Trust REIT	134,197
12,098	NuVista Energy Ltd.(a)	85,791
7,673	Open Text Corp.	263,428
7,016	Pan American Silver Corp.	115,518
13,439	Parkland Fuel Corp.	316,025
5,990	Pason Systems, Inc.	89,739
10,804	Peyto Exploration & Development Corp.(b)	98,807
7,535	Prairiesky Royalty Ltd.(b)	187,078
53,087	Precision Drilling Corp.(a)	192,989
1,432	Premium Brands Holdings Corp.	124,892
19,983	Quebecor, Inc., Class B	390,913
8,576	Raging River Exploration, Inc.(a)	52,077
3,740	Restaurant Brands International, Inc.	226,500
3,971	Ritchie Bros Auctioneers, Inc.	129,502
12,367	Russel Metals, Inc.	315,110
11,838	Secure Energy Services, Inc.	85,877
19,576	SEMAFO, Inc.(a)	58,081
5,481	Seven Generations Energy Ltd., Class A(a)	76,618
6,373	ShawCor Ltd.	144,202
11,091	SmartCentres Real Estate Investment Trust REIT	273,467
5,850	Stantec, Inc.	170,610
8,359	Stars Group, Inc. (The)(a)	212,918
2,102	Stella-Jones, Inc.	88,733
28,166	Superior Plus Corp.	274,807
10,499	TFI International, Inc.	272,135
3,145	TMX Group Ltd.	198,336
13,777	TORC Oil & Gas Ltd.	76,361
4,300	Toromont Industries Ltd.	188,249
6,254	TransAlta Renewables, Inc.	62,904
11,837	Transcontinental, Inc., Class A	239,953
74,236	Turquoise Hill Resources Ltd.(a)	226,910
5,228	West Fraser Timber Co. Ltd.	366,729
5,396	Westshore Terminals Investment Corp.	110,704
28,307	Whitecap Resources, Inc.	207,425
1,678	Winpak Ltd.	60,960
8,600	WSP Global, Inc.	417,505

		17,521,363

	China - 1.0%
19,222	AAC Technologies Holdings, Inc.	321,454
66,365	CapitaLand Retail China Trust REIT	85,668
39,547	China Gold International Resources Corp. Ltd.(a)	78,975
138,445	China Harmony New Energy Auto Holding Ltd.(a)	101,956
330,616	China Travel International Investment Hong Kong Ltd.	122,162

Schedule of Investments

167,543	FIH Mobile Ltd.	$49,911
33,169	Minth Group Ltd.	187,442
223,801	MMG Ltd.(a)	164,529
46,131	Nexteer Automotive Group Ltd.	98,851
546,639	Shougang Fushan Resources Group Ltd.	132,790
703,083	Shui On Land Ltd.	244,505
95,968	SITC International Holdings Co. Ltd.	110,429
276,726	Tingyi Cayman Islands Holding Corp.	576,700
115,776	Towngas China Co. Ltd.	97,104
120,850	Uni-President China Holdings Ltd.	110,784

		2,483,260

	Colombia - 0.1%
58,814	Gran Tierra Energy, Inc.(a)	162,992
9,225	Parex Resources, Inc.(a)	138,129

		301,121

	Denmark - 1.5%
6,290	Alm. Brand A/S	77,806
2,658	Chr. Hansen Holding A/S	233,134
3,807	Coloplast A/S, Class B	339,394
4,270	D/S Norden A/S(a)	85,340
2,124	DFDS A/S	127,848
7,273	GN Store Nord A/S	246,159
1,929	H. Lundbeck A/S	98,675
5,150	Matas A/S	64,825
6,831	Nets A/S(a)(d)	188,664
2,598	Nilfisk Holding A/S(a)	151,335
2,598	NKT A/S(a)	113,675
7,347	Orsted A/S(d)	447,643
464	Rockwool International A/S, Class B	130,015
2,306	Royal Unibrew A/S	140,579
3,919	Scandinavian Tobacco Group A/S(d)	79,637
1,085	Schouw & Co. AB	110,240
1,018	SimCorp A/S	64,888
8,053	Spar Nord Bank A/S	96,110
7,049	Sydbank A/S	289,077
4,727	Topdanmark A/S(a)	226,768
12,396	Tryg A/S	302,731
5,230	William Demant Holding A/S(a)	165,807

		3,780,350

	Faroe Islands - 0.0%
1,688	Bakkafrost P/F	69,004

	Finland - 1.5%
11,617	Amer Sports Oyj	328,946
4,787	Cargotec Oyj, Class B	279,922
23,466	Caverion Oyj(a)	198,490
33,358	Citycon Oyj	93,002
3,353	Cramo Oyj	82,036
8,233	Huhtamaki Oyj	352,508
12,999	Kemira Oyj	184,606
4,629	Konecranes Oyj, Class B	235,738
21,776	Metsa Board Oyj, Class B	198,709
26,173	Outokumpu Oyj	224,975
30,324	Outotec Oyj(a)(b)	262,015
10,638	Ramirent Oyj	107,145
11,966	Sanoma Oyj	155,625
9,396	Tieto Oyj	327,742
4,959	Uponor Oyj	105,268
13,946	Valmet Oyj	313,934
36,567	YIT Oyj	301,563

		3,752,224

	France - 3.8%
2,428	Aeroports de Paris	506,029
1,595	Alten SA	162,137
6,785	Altran Technologies SA	126,702
3,611	Amundi SA(d)	341,879

2,025	bioMerieux	$192,478
5,587	CIE Plastic Omnium SA	288,214
8,391	Coface SA	94,496
159	Dassault Aviation SA	266,806
16,456	Derichebourg SA	165,641
8,806	Elis SA	246,827
1,847	Eramet(a)	261,382
34,898	Etablissements Maurel et Prom(a)	162,593
1,357	Euler Hermes Group	206,239
11,527	Europcar Groupe SA(d)	160,973
1,675	Fnac Darty SA(a)	195,726
1,257	Gaztransport Et Technigaz SA	87,299
705	Hermes International	390,999
1,234	Iliad SA	320,364
3,830	Imerys SA	411,757
3,128	Ingenico Group SA	357,328
1,435	Ipsen SA	201,915
4,385	IPSOS	168,030
5,663	JCDecaux SA	245,926
4,738	Korian SA	153,107
5,918	Mercialys SA REIT	135,061
8,244	Metropole Television SA	225,118
2,604	Orpea	326,340
5,482	Rallye SA	101,072
1,526	Remy Cointreau SA	201,508
7,094	Rubis SCA	524,939
2,158	SEB SA	447,338
1,251	Sopra Steria Group	254,804
5,850	SPIE SA	145,899
2,428	Tarkett SA	95,277
63,350	Technicolor SA	237,544
22,517	Television Francaise 1	338,851
5,916	Ubisoft Entertainment SA(a)	508,078
1,899	Vicat SA	156,963
303	Virbac SA(a)	46,654
2,111	Worldline SA(a)(d)	119,813

		9,580,106

	Georgia - 0.1%
4,455	BGEO Group PLC	232,123

	Germany - 4.0%
2,558	1&1 Drillisch AG	213,504
1,430	ADO Properties SA(d)	77,314
10,922	alstria office REIT-AG REIT	172,797
5,375	Axel Springer SE	473,736
1,904	BayWa AG	74,122
2,086	Bechtle AG	190,740
512	Bertrandt AG	65,887
3,631	Deutsche EuroShop AG	143,027
27,791	Deutsche Pfandbriefbank AG(d)	514,809
14,741	Deutz AG	137,176
7,196	DIC Asset AG	92,692
1,253	DMG Mori AG	74,534
567	Draegerwerk AG & Co. KGaA	43,369
1,258	Draegerwerk AG & Co. KGaA (Preference Shares)	123,022
1,276	Duerr AG	176,284
5,518	ElringKlinger AG	128,614
1,364	Fielmann AG	119,794
4,385	Fraport AG Frankfurt Airport Services Worldwide	520,260
2,312	Gerresheimer AG	202,476
3,117	Hamburger Hafen und Logistik AG, Class A	87,212
3,890	Hapag-Lloyd AG(a)(d)	161,952
71,265	Heidelberger Druckmaschinen AG(a)	258,345

Schedule of Investments

5,350	Hella GmbH & Co. KGaA	$382,224
2,038	Indus Holding AG	162,232
2,739	Jenoptik AG	113,965
4,928	Jungheinrich AG (Preference Shares)	244,212
1,401	Krones AG	196,171
162	KWS Saat SE	68,616
4,390	Nordex SE(a)	58,107
2,721	Norma Group SE	214,906
886	Pfeiffer Vacuum Technology AG	176,156
172	Puma SE	72,637
138	Rational AG	97,303
6,307	RHOEN-KLINIKUM AG	249,065
5,061	Rocket Internet SE(a)(d)	147,279
841	Sartorius AG (Preference Shares)	100,839
10,825	Schaeffler AG (Preference Shares)	215,966
8,562	SGL Carbon SE(a)	133,647
1,389	Siltronic AG(a)	231,001
1,821	Sixt SE	188,513
2,370	Sixt SE (Preference Shares)	168,289
4,110	Software AG	223,387
1,100	Stabilus SA	107,022
4,581	STADA Arzneimittel AG	498,887
12,487	TAG Immobilien AG	247,180
2,356	Takkt AG	65,744
6,364	Tele Columbus AG(a)(d)	71,590
4,216	TLG Immobilien AG	119,012
6,377	United Internet AG	466,322
1,819	Wacker Chemie AG	366,302
3,010	Wacker Neuson SE	123,590
2,834	Wirecard AG	354,105
3,453	Wuestenrot & Wuerttembergische AG	103,668
2,034	Zalando SE(a)(d)	119,547

		10,139,150

	Hong Kong - 2.6%
11,970	ASM Pacific Technology Ltd.	163,447
160,687	Brightoil Petroleum Holdings Ltd.(a)(c)	30,817
16,147	Cafe de Coral Holdings Ltd.	42,734
231,251	Champion REIT	171,780
145,580	Chow Tai Fook Jewellery Group Ltd.	163,049
29,086	CK Infrastructure Holdings Ltd.	259,011
36,896	Dah Sing Banking Group Ltd.	87,270
17,457	Dah Sing Financial Holdings Ltd.	117,846
83,078	Esprit Holdings Ltd.(a)	33,565
156,265	First Pacific Co. Ltd.	111,483
125,202	Fortune Real Estate Investment Trust REIT	157,354
116,969	Giordano International Ltd.	59,820
997,321	Global Brands Group Holding Ltd.(a)	86,708
160,008	Haitong International Securities Group Ltd.	113,540
21,204	Hopewell Holdings Ltd.	85,803
295,153	Huabao International Holdings Ltd.	222,267
61,165	Hysan Development Co. Ltd.	341,741
19,697	Johnson Electric Holdings Ltd.	80,461
108,612	K Wah International Holdings Ltd.	78,181
48,557	Kerry Logistics Network Ltd.	70,028
81,994	Kerry Properties Ltd.	392,073
35,901	Luk Fook Holdings International Ltd.	128,522
93,884	Man Wah Holdings Ltd.	99,868
252,289	Mapletree Greater China Commercial Trust REIT(d)	242,808
79,161	NWS Holdings Ltd.	154,244
34,655	Orient Overseas International Ltd.	326,326
574,159	Pacific Basin Shipping Ltd.(a)	132,869
77,682	Pacific Textiles Holdings Ltd.	81,442
257,363	Pou Sheng International Holdings Ltd.	64,493
131,286	Sa Sa International Holdings Ltd.	57,070
63,577	Shangri-La Asia Ltd.	161,758

186,947	Shun Tak Holdings Ltd.	$80,549
57,653	SmarTone Telecommunications Holding Ltd.	67,151
239,645	Sun Art Retail Group Ltd.	325,391
89,387	Swire Properties Ltd.	312,568
77,912	Techtronic Industries Co. Ltd.	518,985
16,329	Television Broadcasts Ltd.	58,247
127,863	Texwinca Holdings Ltd.	69,968
215,954	Truly International Holdings Ltd.	73,444
35,680	Vitasoy International Holdings Ltd.	91,236
19,710	VTech Holdings Ltd.	272,663
179,326	Xinyi Glass Holdings Ltd.	272,837
122,781	Yuexiu Real Estate Investment Trust REIT	81,316

		6,542,733

	India - 0.1%
22,282	Vedanta Resources PLC	261,917

	Ireland - 0.7%
28,676	C&C Group PLC	107,705
8,284	Glanbia PLC	142,104
49,992	Green REIT PLC REIT	99,146
47,638	Greencore Group PLC	131,762
45,938	Hibernia REIT PLC REIT	87,672
9,966	Irish Continental Group PLC	71,387
20,544	James Hardie Industries PLC	362,820
7,960	Kingspan Group PLC	368,882
1,683	Paddy Power Betfair PLC	195,653
19,631	UDG Healthcare PLC	229,053

		1,796,184

	Israel - 1.0%
5,543	Airport City Ltd.(a)	71,781
8,255	Alony Hetz Properties & Investments Ltd.	87,099
2,931	Azrieli Group Ltd.	160,126
9,510	Cellcom Israel Ltd.(a)	89,073
795	Delek Group Ltd.	140,578
1,517	Elbit Systems Ltd.	229,723
6,958	First International Bank of Israel Ltd.	157,520
1,019	Frutarom Industries Ltd.	106,588
14,225	Gazit-Globe Ltd.	149,296
10,648	Harel Insurance Investments & Financial Services Ltd.	88,366
796	Israel Corp. Ltd. (The)(a)	154,247
11,408	Mizrahi Tefahot Bank Ltd.	222,901
2,091	Nice Ltd.	191,434
216,448	Oil Refineries Ltd.	102,889
14,021	Partner Communications Co. Ltd.(a)	79,765
947	Paz Oil Co. Ltd.(a)	163,846
14,184	Shufersal Ltd.	102,529
4,019	Tower Semiconductor Ltd.(a)	140,720

		2,438,481

	Italy - 3.2%
8,527	ACEA SpA	165,286
17,584	Anima Holding SpA(d)	147,970
16,902	Astaldi SpA	57,903
16,477	Autogrill SpA	230,099
10,663	Azimut Holding SpA	243,618
4,857	Banca Generali SpA	182,486
26,448	Banca Mediolanum SpA	260,286
51,540	Banca Popolare di Sondrio SCPA	208,670
173,011	Beni Stabili SpA SIIQ REIT	160,677
6,805	Brembo SpA	110,205
5,702	Buzzi Unicem SpA	167,992
3,157	Buzzi Unicem SpA RSP	53,329
16,436	Cerved Information Solutions SpA	232,393
12,443	Credito Emiliano SpA	120,752
4,925	Credito Valtellinese SpA(a)	65,893

Schedule of Investments

1,304	Danieli & C. Officine Meccaniche SpA	$37,444
4,248	Danieli & C. Officine Meccaniche SpA RSP	84,460
28,634	Davide Campari-Milano SpA	228,650
3,792	De’Longhi SpA	128,017
995	DiaSorin SpA	96,621
27,238	Enav SpA(d)	142,988
13,922	ERG SpA	289,114
4,015	Ferrari NV	480,362
107,830	Fincantieri SpA(a)	193,300
16,219	Finecobank Banca Fineco SpA	202,250
64,631	Immobiliare Grande Distribuzione SIIQ SpA REIT	75,683
759	Industria Macchine Automatiche SpA	66,612
14,711	Infrastrutture Wireless Italiane SpA(d)	106,750
4,636	Interpump Group SpA	167,715
108,108	Iren SpA	351,503
71,027	Italgas SpA	440,109
3,669	MARR SpA	101,834
4,395	Moncler SpA	145,309
16,576	OVS SpA(d)	123,278
30,762	Parmalat SpA	119,756
43,156	Piaggio & C. SpA	130,748
44,473	Prada SpA	181,669
4,591	Recordati SpA	209,725
10,170	Safilo Group SpA(a)	60,179
51,131	Salini Impregilo SpA	206,504
3,228	Salvatore Ferragamo SpA	91,122
162,757	Saras SpA	356,645
31,175	Societa Cattolica di Assicurazioni SCRL	389,528
11,917	Societa Iniziative Autostradali e Servizi SpA	225,059
1,448	Tod’s SpA	109,584
3,460	Yoox Net-A-Porter Group SpA(a)	163,145

		8,113,222

	Japan - 34.0%
13,174	77 Bank Ltd. (The)	344,451
1,505	ABC-Mart, Inc.(b)	97,893
26,783	Acom Co. Ltd.(a)	116,795
3,065	Adastria Co. Ltd.	65,397
15,672	ADEKA Corp.	277,101
6,773	Advantest Corp.	144,079
2,111	Aeon Delight Co. Ltd.	77,068
13,968	AEON Financial Service Co. Ltd.	348,192
14,350	Aeon Mall Co. Ltd.	315,646
5,144	Aica Kogyo Co. Ltd.	198,399
2,391	Aichi Steel Corp.	98,133
7,330	Aida Engineering Ltd.	103,280
27,882	Aiful Corp.(a)	100,897
1,103	Ain Holdings, Inc.	67,299
6,005	Aisan Industry Co. Ltd.	72,233
29,379	Akebono Brake Industry Co. Ltd.(a)(b)	86,397
3,838	Alpen Co. Ltd.	88,817
8,219	Alpine Electronics, Inc.	185,606
5,987	Amano Corp.	162,571
17,404	Anritsu Corp.	223,539
7,085	AOKI Holdings, Inc.	107,228
6,981	Aoyama Trading Co. Ltd.	274,367
3,097	Arakawa Chemical Industries Ltd.	63,327
6,000	Arcs Co. Ltd.	139,343
8,741	Asahi Diamond Industrial Co. Ltd.	107,706
4,380	Asahi Holdings, Inc.	86,793
8,825	Asatsu-DK, Inc.	294,288
14,913	Asics Corp.	245,374
1,864	ASKUL Corp.(b)	62,330
12,690	Autobacs Seven Co. Ltd.	253,323

6,401	Avex, Inc.	$95,468
20,469	Awa Bank Ltd. (The)	129,953
7,899	Azbil Corp.	366,890
1,462	Bank of Nagoya Ltd. (The)	56,187
2,142	Bank of Okinawa Ltd. (The)	86,049
3,855	Bank of the Ryukyus Ltd.	59,933
31,497	Bic Camera, Inc.	484,480
9,560	Bunka Shutter Co. Ltd.	88,195
3,591	Calbee, Inc.	126,329
3,532	Canon Electronics, Inc.	91,766
7,215	Canon Marketing Japan, Inc.	197,899
3,962	Capcom Co. Ltd.	150,814
2,979	Cawachi Ltd.	72,541
7,908	Central Glass Co. Ltd.	176,772
3,301	Chiyoda Co. Ltd.	81,742
31,481	Chiyoda Corp.	298,789
3,501	Chudenko Corp.	101,032
9,974	Chugoku Marine Paints Ltd.	86,715
5,275	CKD Corp.	142,609
8,229	Coca-Cola Bottlers Japan Holdings, Inc.	290,622
3,672	cocokara fine, Inc.	219,334
3,537	Colowide Co. Ltd.	70,964
13,177	COMSYS Holdings Corp.	368,191
533	Cosmos Pharmaceutical Corp.	95,120
4,875	CyberAgent, Inc.	211,024
6,754	Daibiru Corp.	85,264
6,504	Daifuku Co. Ltd.	434,970
11,461	Daihen Corp.	109,407
13,786	Daiho Corp.	71,990
1,834	Daiichi Jitsugyo Co. Ltd.	55,782
3,818	Daiichikosho Co. Ltd.	207,768
4,458	Daikyo, Inc.	94,220
6,060	Daikyonishikawa Corp.	98,543
1,834	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	89,722
14,215	Daio Paper Corp.(b)	194,039
2,842	Daiseki Co. Ltd.	84,879
2,406	Daishi Bank Ltd. (The)	113,737
4,004	Daiwabo Holdings Co. Ltd.	177,907
24,280	DCM Holdings Co. Ltd.	240,231
10,963	DeNA Co. Ltd.	237,328
5,208	Descente Ltd.	94,613
4,709	Dexerials Corp.	65,574
1,045	Disco Corp.	244,508
9,135	DMG Mori Co. Ltd.	207,965
3,242	Doshisha Co. Ltd.	76,153
3,301	Doutor Nichires Holdings Co. Ltd.	78,355
7,218	Dowa Holdings Co. Ltd.	300,213
6,471	Duskin Co. Ltd.	167,651
1,449	DyDo Group Holdings, Inc.	82,834
4,525	Eagle Industry Co. Ltd.	89,335
1,528	Earth Chemical Co. Ltd.(b)	79,791
29,148	EDION Corp.	372,511
2,556	Eizo Corp.	120,125
5,404	Exedy Corp.	188,871
4,082	Ezaki Glico Co. Ltd.	207,924
4,127	Familymart UNY Holdings Co. Ltd.	276,003
3,994	Fancl Corp.	125,687
5,728	FCC Co. Ltd.	153,229
33,868	FIDEA Holdings Co. Ltd.	62,055
6,499	Foster Electric Co. Ltd.	191,716
2,149	FP Corp.	113,204
8,716	Fuji Machine Manufacturing Co. Ltd.	183,654
26,730	Fuji Oil Co. Ltd.	139,092
5,787	Fuji Oil Holdings, Inc.	176,014
4,095	Fuji Seal International, Inc.	141,996

Schedule of Investments

3,138	Fuji Soft, Inc.	$107,949
2,385	Fujimori Kogyo Co. Ltd.	85,651
6,940	Fujitec Co. Ltd.	95,305
4,921	Fujitsu General Ltd.	97,243
4,576	Fukuyama Transporting Co. Ltd.	176,492
4,458	Furukawa Co. Ltd.	101,081
4,535	Futaba Corp.	100,376
9,424	Futaba Industrial Co. Ltd.	90,135
2,667	Fuyo General Lease Co. Ltd.	195,709
10,167	Geo Holdings Corp.	207,243
6,236	Glory Ltd.	243,373
4,249	GMO Internet, Inc.(b)	77,308
15,948	Gree, Inc.	103,442
61,884	GS Yuasa Corp.	332,225
3,285	G-Tekt Corp.	66,871
34,196	GungHo Online Entertainment, Inc.(b)	98,370
2,860	Gunze Ltd.	177,383
18,655	H2O Retailing Corp.	376,501
2,860	Hamakyorex Co. Ltd.	98,779
6,553	Hamamatsu Photonics K.K.	241,937
4,773	Happinet Corp.	87,454
21,655	Hazama Ando Corp.	178,350
6,300	Heiwa Corp.	126,052
5,816	Heiwa Real Estate Co. Ltd.	114,450
5,634	Heiwado Co. Ltd.	123,101
1,615	Hikari Tsushin, Inc.	234,508
2,009	Hirose Electric Co. Ltd.	300,922
4,787	HIS Co. Ltd.	172,789
4,287	Hisamitsu Pharmaceutical Co., Inc.	294,558
5,116	Hitachi Capital Corp.	140,842
9,823	Hitachi Chemical Co. Ltd.	250,446
5,453	Hitachi High-Technologies Corp.	255,777
3,826	Hitachi Kokusai Electric, Inc.	109,009
7,924	Hitachi Transport System Ltd.	205,223
40,490	Hitachi Zosen Corp.	219,226
1,157	Hogy Medical Co. Ltd.	87,659
2,860	Hokkoku Bank Ltd. (The)	120,526
23,607	Hokuetsu Kishu Paper Co. Ltd.	154,633
2,725	Hokuto Corp.	50,303
2,922	Horiba Ltd.	187,653
2,303	Hoshizaki Corp.	217,525
11,023	Hosiden Corp.	182,884
8,853	House Foods Group, Inc.	307,793
15,986	Hulic Co. Ltd.	202,397
21,137	Hyakugo Bank Ltd. (The)	106,309
26,401	Hyakujushi Bank Ltd. (The)	92,635
4,284	IBJ Leasing Co. Ltd.	112,364
2,809	Inaba Denki Sangyo Co. Ltd.	132,016
4,017	Inabata & Co. Ltd.	60,905
3,989	Internet Initiative Japan, Inc.	86,720
3,380	Iseki & Co. Ltd.	87,538
7,286	Ishihara Sangyo Kaisha Ltd.(a)	137,503
5,910	Ito EN Ltd.	243,915
10,100	Itochu Enex Co. Ltd.	94,380
4,995	ITOCHU Techno-Solutions Corp.	219,193
8,859	Itoki Corp.	62,168
7,908	Iwatani Corp.	272,765
4,398	Izumi Co. Ltd.	279,219
6,520	J Trust Co. Ltd.(b)	44,799
5,624	Jaccs Co. Ltd.	144,780
2,878	JAFCO Co. Ltd.	162,943
6,432	Japan Airlines Co. Ltd.	242,360
3,169	Japan Airport Terminal Co. Ltd.	122,225
6,549	Japan Aviation Electronics Industry Ltd.	109,855
8,848	Japan Petroleum Exploration Co. Ltd.	243,988
15,879	Japan Securities Finance Co. Ltd.	94,702

10,154	Japan Steel Works Ltd. (The)	$316,746
6,945	Japan Wool Textile Co. Ltd. (The)	74,696
2,415	Joyful Honda Co. Ltd.	80,312
5,339	Juki Corp.	101,444
3,886	Juroku Bank Ltd. (The)	112,854
61,543	JVC Kenwood Corp.	237,365
6,335	Kadokawa Dwango Corp.	79,801
2,689	Kaga Electronics Co. Ltd.	73,658
5,478	Kagome Co. Ltd.	204,004
3,793	Kakaku.com, Inc.	66,405
2,402	Kaken Pharmaceutical Co. Ltd.	125,871
13,746	Kamigumi Co. Ltd.	301,479
3,954	Kanamoto Co. Ltd.	121,893
18,698	Kandenko Co. Ltd.	206,071
24,396	Kanematsu Corp.	332,790
12,768	Kansai Paint Co. Ltd.	315,238
3,575	Kansai Urban Banking Corp.	46,409
5,668	Kasai Kogyo Co. Ltd.	90,871
2,576	Kato Sangyo Co. Ltd.	92,038
2,145	Kato Works Co. Ltd.	67,698
9,052	Keihan Holdings Co. Ltd.	286,101
8,849	Keihin Corp.	183,295
11,969	Keisei Electric Railway Co. Ltd.	405,162
27,977	Keiyo Bank Ltd. (The)	133,791
13,736	Kenedix, Inc.	87,333
11,725	Kewpie Corp.	334,601
9,743	Kikkoman Corp.	402,555
20,813	Kinden Corp.	346,836
6,859	Kintetsu World Express, Inc.	150,872
3,297	Kissei Pharmaceutical Co. Ltd.	93,182
14,157	Kitz Corp.	121,785
6,695	Kiyo Bank Ltd. (The)	111,384
3,107	Kobayashi Pharmaceutical Co. Ltd.	205,796
2,818	Koei Tecmo Holdings Co. Ltd.	62,321
7,060	Kohnan Shoji Co. Ltd.(b)	177,220
10,464	Kokuyo Co. Ltd.	194,028
5,591	Komeri Co. Ltd.	161,089
6,688	Komori Corp.	88,781
5,207	Konami Holdings Corp.	297,666
5,979	Konoike Transport Co. Ltd.	109,167
1,305	Kose Corp.	224,763
15,862	K’s Holdings Corp.	442,488
5,266	Kumagai Gumi Co. Ltd.	148,589
2,353	Kureha Corp.	169,003
12,474	Kurita Water Industries Ltd.	407,972
3,786	KYB Corp.	246,261
3,919	Kyoei Steel Ltd.(b)	71,447
3,855	Kyokuto Kaihatsu Kogyo Co. Ltd.	67,208
5,982	KYORIN Holdings, Inc.	113,771
1,933	Kyoritsu Maintenance Co. Ltd.	79,778
13,489	Kyowa Exeo Corp.	349,475
3,648	Kyudenko Corp.	167,102
48,305	Leopalace21 Corp.	400,495
2,178	Life Corp.	56,069
7,240	Lintec Corp.	206,942
14,185	Lion Corp.	265,883
3,265	Mabuchi Motor Co. Ltd.	193,229
5,005	Macnica Fuji Electronics Holdings, Inc.	138,244
17,942	Maeda Corp.	245,407
8,400	Maeda Road Construction Co. Ltd.	187,077
12,194	Makino Milling Machine Co. Ltd.	137,071
3,074	Mandom Corp.	109,549
11,932	Marudai Food Co. Ltd.	54,438
6,221	Maruha Nichiro Corp.	183,230
5,645	Maruichi Steel Tube Ltd.	169,627
7,077	Marusan Securities Co. Ltd.	69,049

Schedule of Investments

8,697	Matsui Securities Co. Ltd.	$82,464
10,843	Matsumotokiyoshi Holdings Co. Ltd.	444,528
4,233	Maxell Holdings Ltd.	97,492
50,573	Mebuki Financial Group, Inc.	229,340
7,925	Megmilk Snow Brand Co. Ltd.	228,337
40,212	Meidensha Corp.	167,619
2,079	Meitec Corp.	114,087
6,358	Miraca Holdings, Inc.	291,237
13,751	Mirait Holdings Corp.	202,697
8,274	Misawa Homes Co. Ltd.	72,617
11,588	MISUMI Group, Inc.	348,739
7,144	Mitsuba Corp.	100,463
7,044	Mitsubishi Logistics Corp.	184,045
2,187	Mitsubishi Pencil Co. Ltd.	48,707
2,654	Mitsubishi Shokuhin Co. Ltd.	79,021
12,395	Mitsubishi Tanabe Pharma Corp.	253,339
50,646	Mitsubishi UFJ Lease & Finance Co. Ltd.	326,644
3,944	Mitsui Matsushima Co. Ltd.	55,282
2,140	Mitsui Sugar Co. Ltd.	91,066
20,632	Mitsui-Soko Holdings Co. Ltd.(a)	69,558
6,210	Miura Co. Ltd.	176,648
1,267	Mochida Pharmaceutical Co. Ltd.	97,270
2,557	Modec, Inc.	70,862
26,556	Monex Group, Inc.	98,288
2,546	Morinaga & Co. Ltd.	132,251
8,291	Morinaga Milk Industry Co. Ltd.	390,415
3,677	Musashi Seimitsu Industry Co. Ltd.	117,227
4,310	Musashino Bank Ltd. (The)	151,228
8,473	Nabtesco Corp.	399,761
25,229	Nachi-Fujikoshi Corp.	175,428
8,844	Nagase & Co. Ltd.	160,829
14,285	Namura Shipbuilding Co. Ltd.	96,712
11,340	Nankai Electric Railway Co. Ltd.	294,629
1,864	Nanto Bank Ltd. (The)	53,023
4,795	NEC Networks & System Integration Corp.	128,183
15,966	NET One Systems Co. Ltd.	241,198
6,770	Nexon Co. Ltd.(a)	224,829
12,159	Nichias Corp.	164,972
9,224	Nichicon Corp.	123,713
2,953	Nichiha Corp.	118,899
5,450	Nichi-iko Pharmaceutical Co. Ltd.(b)	85,229
11,372	Nichirei Corp.	303,795
3,423	Nifco, Inc.	239,897
6,681	Nihon Kohden Corp.	157,974
8,982	Nihon Parkerizing Co. Ltd.	155,439
8,971	Nihon Unisys Ltd.	188,370
8,486	Nikkiso Co. Ltd.	100,521
7,513	Nikkon Holdings Co. Ltd.	204,490
7,772	Nippo Corp.	178,075
2,978	Nippon Chemi-Con Corp.	100,808
19,175	Nippon Denko Co. Ltd.(b)	89,942
3,742	Nippon Densetsu Kogyo Co. Ltd.	82,173
5,625	Nippon Flour Mills Co. Ltd.	87,038
3,494	Nippon Gas Co. Ltd.	147,084
17,983	Nippon Kayaku Co. Ltd.	264,584
2,385	Nippon Koei Co. Ltd.	78,768
101,216	Nippon Light Metal Holdings Co. Ltd.	297,653
8,462	Nippon Paint Holdings Co. Ltd.(b)	302,726
3,436	Nippon Seiki Co. Ltd.	71,141
1,583	Nippon Shinyaku Co. Ltd.	108,912
4,523	Nippon Shokubai Co. Ltd.	321,133
9,124	Nippon Signal Co. Ltd.	95,624
22,141	Nippon Soda Co. Ltd.	152,333
2,857	Nippon Steel & Sumikin Bussan Corp.	175,103
55,154	Nippon Suisan Kaisha Ltd.	293,063
30,053	Nippon Yakin Kogyo Co. Ltd.(a)	85,350

18,796	Nipro Corp.	$290,322
7,554	Nishimatsu Construction Co. Ltd.	214,533
4,885	Nishimatsuya Chain Co. Ltd.(b)	57,463
7,672	Nishi-Nippon Railroad Co. Ltd.	213,668
2,441	Nishio Rent All Co. Ltd.	78,828
6,801	Nissan Chemical Industries Ltd.	276,950
8,516	Nissan Shatai Co. Ltd.	89,408
2,554	Nissha Co. Ltd.	66,310
4,240	Nisshin Oillio Group Ltd. (The)	127,796
26,870	Nisshinbo Holdings, Inc.	381,061
5,522	Nissin Foods Holdings Co. Ltd.	408,756
6,217	Nissin Kogyo Co. Ltd.	116,702
1,878	Nitta Corp.	79,142
1,081	Nittetsu Mining Co. Ltd.	77,741
4,004	Nitto Boseki Co. Ltd.	119,949
3,989	Nitto Kogyo Corp.	68,301
6,982	NOF Corp.	187,287
8,055	Nojima Corp.	193,710
7,794	Nomura Research Institute Ltd.	358,443
5,672	Noritz Corp.	111,928
56,542	North Pacific Bank Ltd.	196,321
2,868	NS Solutions Corp.	76,984
2,524	NS United Kaiun Kaisha Ltd.	62,109
11,390	NTT Urban Development Corp.	148,903
2,692	OBIC Co. Ltd.	209,382
3,096	Ogaki Kyoritsu Bank Ltd. (The)	80,041
3,224	Oiles Corp.	66,869
1,502	Oita Bank Ltd. (The)	58,963
5,775	Okabe Co. Ltd.	59,361
6,659	Okamoto Industries, Inc.	75,341
12,438	Okamura Corp.	173,429
24,118	Okasan Securities Group, Inc.	164,609
21,242	Oki Electric Industry Co. Ltd.	308,447
6,954	Okinawa Electric Power Co., Inc. (The)	176,916
2,860	OKUMA Corp.	196,248
4,458	Okumura Corp.	192,565
24,571	Onward Holdings Co. Ltd.	210,920
2,704	Oracle Corp. Japan	217,499
63,448	Orient Corp.(b)	104,628
5,453	OSG Corp.	138,130
4,493	Otsuka Corp.	376,629
5,804	Pacific Industrial Co. Ltd.	88,053
7,527	Paltac Corp.	332,717
2,040	Paramount Bed Holdings Co. Ltd.	107,462
6,138	Park24 Co. Ltd.	153,345
46,748	Penta-Ocean Construction Co. Ltd.	359,320
8,934	Persol Holdings Co. Ltd.	222,378
3,782	Pigeon Corp.	147,600
1,452	Pilot Corp.	71,965
137,201	Pioneer Corp.(a)	291,609
3,036	Plenus Co. Ltd.(b)	59,493
3,514	Pola Orbis Holdings, Inc.	137,463
21,428	Press Kogyo Co. Ltd.	135,845
24,358	Prima Meat Packers Ltd.	166,247
5,259	Raito Kogyo Co. Ltd.	59,598
6,130	Relia, Inc.	74,298
5,108	Relo Group, Inc.	151,151
5,631	Resorttrust, Inc.	133,869
1,788	Ricoh Leasing Co. Ltd.	65,603
3,170	Rinnai Corp.	298,254
7,491	Rohto Pharmaceutical Co. Ltd.	202,038
12,076	Round One Corp.	223,808
3,123	Royal Holdings Co. Ltd.	85,403
5,956	Ryobi Ltd.	177,062
1,024	Ryohin Keikaku Co. Ltd.	341,943
3,971	Ryosan Co. Ltd.	152,066

Schedule of Investments

2,384	Saizeriya Co. Ltd.	$72,074
5,194	Sakata INX Corp.	87,792
2,079	Sakata Seed Corp.	72,947
1,695	San-A Co. Ltd.	83,543
8,126	Sanden Holdings Corp.	177,104
6,084	Sangetsu Corp.	120,838
19,118	San-In Godo Bank Ltd. (The)	197,214
22,739	Sanken Electric Co. Ltd.	165,821
7,095	Sankyo Co. Ltd.	230,098
6,551	Sankyo Tateyama, Inc.	91,884
7,790	Sankyu, Inc.	361,828
5,622	Sanrio Co. Ltd.(b)	96,674
23,748	Sanwa Holdings Corp.	329,389
1,809	Sanyo Chemical Industries Ltd.	95,625
4,540	Sanyo Shokai Ltd.(b)	88,176
3,886	Sanyo Special Steel Co. Ltd.	98,294
11,744	Sapporo Holdings Ltd.	352,896
3,002	Sato Holdings Corp.	96,533
2,880	Sawai Pharmaceutical Co. Ltd.	131,659
2,087	SCREEN Holdings Co. Ltd.	181,254
3,023	SCSK Corp.	139,027
6,764	Seiko Holdings Corp.	194,266
4,841	Seiren Co. Ltd.	99,831
23,709	Senko Group Holdings Co. Ltd.	169,854
44,661	Senshu Ikeda Holdings, Inc.	171,435
64,346	Seven Bank Ltd.	236,976
24,681	Shiga Bank Ltd. (The)	132,500
1,931	Shima Seiki Manufacturing Ltd.	139,578
8,009	Shimachu Co. Ltd.	264,509
17,038	Shimadzu Corp.	429,403
2,360	Shimamura Co. Ltd.	277,393
1,380	Shindengen Electric Manufacturing Co. Ltd.	127,184
13,458	Shinko Electric Industries Co. Ltd.	113,922
7,519	Shinko Plantech Co. Ltd.	77,632
12,586	Shinmaywa Industries Ltd.	120,493
5,775	Ship Healthcare Holdings, Inc.	188,611
1,406	SHO-BOND Holdings Co. Ltd.	112,578
700	Shochiku Co. Ltd.	103,761
15,130	Showa Corp.	189,203
2,223	Siix Corp.(b)	100,606
22,844	SKY Perfect JSAT Holdings, Inc.	107,779
11,763	Skylark Co. Ltd.	169,405
5,334	Sohgo Security Services Co. Ltd.	288,800
7,730	Sotetsu Holdings, Inc.	212,804
4,731	Square Enix Holdings Co. Ltd.	215,627
3,413	Starts Corp., Inc.	95,209
1,902	Starzen Co. Ltd.	96,359
3,231	Sugi Holdings Co. Ltd.(b)	171,977
12,302	Sumco Corp.	334,951
23,968	Sumitomo Bakelite Co. Ltd.	205,305
12,334	Sumitomo Dainippon Pharma Co. Ltd.	182,148
30,924	Sumitomo Mitsui Construction Co. Ltd.	175,931
58,706	Sumitomo Osaka Cement Co. Ltd.	276,441
5,740	Sumitomo Riko Co. Ltd.	60,474
1,307	Sumitomo Seika Chemicals Co. Ltd.	68,131
20,502	Sumitomo Warehouse Co. Ltd. (The)	152,326
4,966	Sundrug Co. Ltd.	213,599
10,549	Suruga Bank Ltd.	212,807
7,100	SWCC Showa Holdings Co. Ltd.(a)	60,687
2,585	Sysmex Corp.	202,717
5,393	Tachi-S Co. Ltd.	97,875
12,818	Tadano Ltd.	223,585
4,774	Taikisha Ltd.	166,197
3,619	Taisho Pharmaceutical Holdings Co. Ltd.	295,740
10,080	Taiyo Nippon Sanso Corp.	155,787

14,647	Taiyo Yuden Co. Ltd.	$246,633
15,337	Takara Holdings, Inc.	188,560
7,909	Takasago Thermal Engineering Co. Ltd.	149,261
8,505	Takuma Co. Ltd.	115,161
13,496	Tamura Corp.	106,455
1,676	Technopro Holdings, Inc.	91,819
2,070	Tekken Corp.	62,391
4,690	T-Gaia Corp.	116,482
9,461	THK Co. Ltd.	391,771
11,781	TIS, Inc.	416,606
4,827	Toa Corp.(a)	131,957
17,501	Toagosei Co. Ltd.	225,907
12,527	Tochigi Bank Ltd. (The)	51,988
34,341	Toda Corp.	269,933
808	Toei Co. Ltd.	83,128
7,433	Toho Co. Ltd.	251,274
13,009	Toho Holdings Co. Ltd.	302,357
1,598	Toho Zinc Co. Ltd.	97,061
28,627	Tokai Carbon Co. Ltd.	414,633
14,622	Tokai Holdings Corp.	141,056
10,564	Tokai Rika Co. Ltd.	228,594
28,944	Tokai Tokyo Financial Holdings, Inc.	220,617
1,232	Token Corp.	141,535
8,362	Tokuyama Corp.	265,059
4,272	Tokyo Broadcasting System Holdings, Inc.	102,343
4,929	Tokyo Century Corp.	265,969
11,165	Tokyo Dome Corp.(b)	106,377
4,141	Tokyo Ohka Kogyo Co. Ltd.	189,305
2,599	Tokyo Seimitsu Co. Ltd.	113,336
7,836	Tokyo Steel Manufacturing Co. Ltd.	69,419
20,819	Tokyo Tatemono Co. Ltd.	333,966
3,494	Tokyo Ty Financial Group, Inc.	96,029
13,015	Tokyu Construction Co. Ltd.	141,173
22,090	TOMONY Holdings, Inc.	108,877
9,040	Tomy Co. Ltd.	136,484
5,834	Topcon Corp.	148,315
8,961	Toppan Forms Co. Ltd.	100,894
3,928	Topre Corp.	119,652
3,392	Topy Industries Ltd.	110,161
15,619	Toshiba Machine Co. Ltd.	127,493
4,455	Toshiba Plant Systems & Services Corp.	87,749
22,307	Toshiba TEC Corp.	134,878
2,755	Totetsu Kogyo Co. Ltd.	89,221
1,149	Towa Pharmaceutical Co. Ltd.	64,842
16,101	Toyo Construction Co. Ltd.	91,896
7,554	Toyo Engineering Corp.(b)	92,042
22,268	Toyo Ink SC Holdings Co. Ltd.	135,254
18,125	Toyo Tire & Rubber Co. Ltd.	384,900
17,418	Toyobo Co. Ltd.	331,429
10,179	Toyota Boshoku Corp.	217,559
3,451	TPR Co. Ltd.	110,655
3,284	transcosmos, Inc.	87,248
6,783	Trend Micro, Inc.	365,389
3,581	Trusco Nakayama Corp.	105,801
9,998	TS Tech Co. Ltd.	427,288
16,022	TSI Holdings Co. Ltd.	113,316
20,719	Tsubakimoto Chain Co.	174,058
6,974	Tsumura & Co.	235,757
2,458	Tsuruha Holdings, Inc.	342,280
2,962	TV Asahi Holdings Corp.	61,110
2,516	TV Tokyo Holdings Corp.	57,256
5,720	UACJ Corp.(b)	153,697
3,210	UKC Holdings Corp.	68,373
2,781	Ulvac, Inc.	185,731
9,064	Unipres Corp.	240,063
3,287	United Arrows Ltd.	144,393

Schedule of Investments

9,072	United Super Markets Holdings, Inc.	$91,921
13,174	Unitika Ltd.(a)	96,070
1,799	Unizo Holdings Co. Ltd.	51,751
14,924	Ushio, Inc.	227,507
10,522	USS Co. Ltd.	234,240
8,577	Valor Holdings Co. Ltd.	206,027
8,539	Wacoal Holdings Corp.	261,673
19,293	Wacom Co. Ltd.	111,175
7,826	Wakita & Co. Ltd.	96,718
2,866	Warabeya Nichiyo Holdings Co. Ltd.	73,439
3,862	Welcia Holdings Co. Ltd.	163,813
5,114	Xebio Holdings Co. Ltd.	108,647
4,646	Yakult Honsha Co. Ltd.	388,178
4,536	Yamabiko Corp.	74,551
11,249	Yamanashi Chuo Bank Ltd. (The)	47,612
5,040	Yamato Kogyo Co. Ltd.	144,290
6,137	Yamazen Corp.	74,383
2,277	Yaoko Co. Ltd.	110,559
2,268	Yellow Hat Ltd.	68,359
4,011	Yodogawa Steel Works Ltd.	123,834
4,174	Yokogawa Bridge Holdings Corp.	107,223
8,509	Yokohama Reito Co. Ltd.	87,074
5,724	Yorozu Corp.	123,494
7,788	Yoshinoya Holdings Co. Ltd.	137,702
2,595	Yuasa Trading Co. Ltd.	92,479
8,185	Yurtec Corp.	66,587
2,566	Zenkoku Hosho Co. Ltd.	119,890
10,454	Zensho Holdings Co. Ltd.	182,925
18,167	Zeon Corp.	273,117
4,207	ZERIA Pharmaceutical Co. Ltd.	84,560

		86,444,794

	Jersey Island - 0.0%
58,911	Centamin PLC	136,217

	Jordan - 0.0%
5,377	Hikma Pharmaceuticals PLC	73,940

	Kazakhstan - 0.1%
20,494	KAZ Minerals PLC(a)	238,510

	Luxembourg - 0.2%
5,387	APERAM SA	321,450
236	Eurofins Scientific SE	154,348
35,819	L’Occitane International SA	66,404

		542,202

	Macau - 0.1%
90,489	MGM China Holdings Ltd.	278,821

	Mexico - 0.1%
9,093	Fresnillo PLC	173,789

	Netherlands - 1.9%
7,851	Aalberts Industries NV	430,337
18,483	Arcadis NV	421,591
3,402	ASM International NV	245,637
1,851	Be Semiconductor Industries NV	178,706
11,221	BinckBank NV	60,947
3,587	Brunel International NV	70,513
5,351	Corbion NV	175,716
5,671	Eurocommercial Properties NV CVA	268,315
3,292	Euronext NV(d)	223,915
2,096	Flow Traders(d)	52,640
2,269	GrandVision NV(d)	52,999
2,817	IMCD Group NV	188,799
6,470	Koninklijke Vopak NV	293,304
1,963	NSI NV REIT	87,056

6,489	OCI NV(a)	$164,988
9,332	Philips Lighting NV(d)	368,523
6,188	Refresco Group NV(d)	153,326
3,179	Rhi Magnesita NV(a)	205,737
20,122	SBM Offshore NV	376,757
4,085	TKH Group NV CVA	272,510
9,135	TomTom NV(a)	99,825
2,610	Vastned Retail NV REIT	132,170
4,989	Wereldhave NV REIT	248,664

		4,772,975

	New Zealand - 0.9%
99,873	Air New Zealand Ltd.	227,661
39,468	Auckland International Airport Ltd.	195,563
56,894	Chorus Ltd.	173,693
58,938	Contact Energy Ltd.	243,836
18,427	Fisher & Paykel Healthcare Corp. Ltd.	182,065
33,526	Genesis Energy Ltd.	61,783
40,916	Infratil Ltd.	98,416
82,158	Kiwi Property Group Ltd.	83,911
3,506	Mainfreight Ltd.	66,842
45,334	Mercury NZ Ltd.	115,753
94,866	Meridian Energy Ltd.	203,610
14,509	Ryman Healthcare Ltd.	117,582
67,156	Sky Network Television Ltd.	144,633
69,568	SKYCITY Entertainment Group Ltd.	213,672
22,282	Trade Me Group Ltd.	74,209
31,601	Z Energy Ltd.	178,918

		2,382,147

	Norway - 0.8%
29,383	Aker Solutions ASA(a)(d)	169,952
10,898	Austevoll Seafood ASA	86,034
6,540	Borregaard ASA	58,616
8,608	Entra ASA(d)	130,752
20,420	Leroy Seafood Group ASA	104,543
60,026	Petroleum Geo-Services ASA(a)(b)	178,444
3,578	Salmar ASA	97,697
4,441	Schibsted ASA, Class B	134,509
3,937	Schibsted ASA, Class A	127,040
9,261	SpareBank 1 SMN	105,443
14,430	Sparebank 1 SR-Bank ASA	172,943
4,709	Stolt-Nielsen Ltd.	63,676
13,480	TGS Nopec Geophysical Co. ASA	339,884
5,342	Tomra Systems ASA	90,746
3,571	Veidekke ASA	38,379
6,278	XXL ASA(d)	77,695

		1,976,353

	Portugal - 0.6%
656,064	Banco Comercial Portugues SA, Class R(a)	263,250
32,544	CTT-Correios de Portugal SA	139,869
49,541	Navigator Co. SA (The)	279,078
21,695	NOS SGPS SA	148,241
48,006	REN - Redes Energeticas Nacionais SGPS SA	150,346
291,813	Sonae SGPS SA	470,039

		1,450,823

	Russia - 0.3%
97,859	Evraz PLC	517,259
29,824	ITE Group PLC	73,202
17,688	Polymetal International PLC	207,564
146,802	United Co. RUSAL PLC	106,609

		904,634

	Singapore - 1.8%
9,787	BOC Aviation Ltd.(d)	57,560
23,826	BW LPG Ltd.(a)(d)	113,352
95,831	Cache Logistics Trust REIT	63,316

Schedule of Investments

197,699	CapitaLand Commercial Trust Ltd. REIT	$282,384
72,245	CDL Hospitality Trusts	100,432
295,728	Ezion Holdings Ltd.(a)(c)	22,250
1,165,297	Ezra Holdings Ltd.(a)(c)	0
39,085	First Resources Ltd.	56,723
51,547	Frasers Centrepoint Trust REIT	89,377
78,180	Frasers Logistics & Industrial Trust REIT(d)	68,076
181,652	Keppel REIT	178,988
165,658	Keppel Infrastructure Trust	72,124
54,903	M1 Ltd.	77,582
123,015	Mapletree Commercial Trust REIT	158,796
121,342	Mapletree Industrial Trust REIT	196,490
162,174	Mapletree Logistics Trust REIT	169,706
173,892	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	53,793
47,721	SATS Ltd.	201,571
215,789	Sembcorp Marine Ltd.	412,063
44,048	Singapore Exchange Ltd.	275,889
144,062	Singapore Post Ltd.	141,949
131,049	Starhill Global REIT	77,076
83,908	StarHub Ltd.	185,223
235,777	Suntec Real Estate Investment Trust REIT	372,791
56,344	United Engineers Ltd.	113,618
52,761	UOL Group Ltd.	368,747
37,181	Venture Corp. Ltd.	654,899
42,159	Wing Tai Holdings Ltd.	77,929

		4,642,704

	South Africa - 0.1%
18,654	Mediclinic International PLC	158,419
36,426	Petra Diamonds Ltd.(a)	31,080

		189,499

	South Korea - 7.4%
799	Amorepacific Corp.(a)	224,096
270	Amorepacific Corp. (Preference Shares)(a)	39,317
1,249	AMOREPACIFIC Group(a)	166,089
32,769	Asiana Airlines, Inc.(a)	166,016
575	BGF Co. Ltd.(a)	8,265
307	BGF Retail Co. Ltd.(a)	63,249
40,114	BNK Financial Group, Inc.(a)	398,191
898	Celltrion, Inc.(a)	265,485
4,855	Cheil Worldwide, Inc.	96,614
1,223	CJ E&M Corp.	103,534
731	CJ Logistics Corp.(a)	99,260
588	CJ O Shopping Co. Ltd.	123,729
3,192	Coway Co. Ltd.	284,570
4,022	Daesang Corp.(a)	100,752
30,652	Daewoo Engineering & Construction Co. Ltd.(a)	177,967
5,108	Daishin Securities Co. Ltd.(a)	78,209
3,350	Daishin Securities Co. Ltd. (Preference Shares)(a)	29,960
3,431	Daou Technology, Inc.(a)	80,486
25,252	DGB Financial Group, Inc.(a)	293,229
23,184	Dongkuk Steel Mill Co. Ltd.	263,788
2,605	Doosan Corp.(a)	289,079
871	Fila Korea Ltd.(a)	70,473
11,850	GS Engineering & Construction Corp.(a)	368,977
319	GS Home Shopping, Inc.	66,020
1,422	GS Retail Co. Ltd.	51,868
1,220	Halla Holdings Corp.(a)	68,777
3,961	Hanjin Transportation Co. Ltd.(a)	102,006
15,557	Hanon Systems	190,119
3,136	Hansol Paper Co. Ltd.	45,520
12,806	Hanwha Chemical Corp.	422,130
9,446	Hanwha General Insurance Co. Ltd.(a)	80,055
37,488	Hanwha Life Insurance Co. Ltd.(a)	263,646

4,282	Hanwha Techwin Co. Ltd.(a)	$134,934
5,944	Hite Jinro Co. Ltd.(a)	128,025
2,862	Hotel Shilla Co. Ltd.	249,254
2,536	Hyundai Department Store Co. Ltd.(a)	246,986
6,960	Hyundai Development Co.-Engineering & Construction	288,737
4,846	Hyundai Greenfood Co. Ltd.(a)	73,063
605	Hyundai Home Shopping Network Corp.(a)	67,704
2,109	Hyundai Mipo Dockyard Co. Ltd.(a)	220,212
3,350	Hyundai Rotem Co. Ltd.(a)	53,802
5,197	Hyundai Wia Corp.(a)	301,254
7,455	iMarketKorea, Inc.(a)	70,860
15,049	JB Financial Group Co. Ltd.(a)	93,013
1,047	Kakao Corp.(a)	137,266
7,778	Kangwon Land, Inc.(a)	236,359
933	KCC Corp.	367,399
1,789	KEPCO Plant Service & Engineering Co. Ltd.(a)	70,196
844	KIWOOM Securities Co. Ltd.(a)	84,570
3,631	Kolon Industries, Inc.(a)	276,784
2,409	Korea Aerospace Industries Ltd.(a)	118,662
4,583	Korea Investment Holdings Co. Ltd.(a)	375,103
251	Korea Petrochemical Industries Co. Ltd.(a)	77,920
11,441	Korean Reinsurance Co.(a)	130,711
2,800	Kumho Petrochemical Co. Ltd.	270,075
3,790	LF Corp.(a)	121,560
1,197	LG Hausys Ltd.	102,566
299	LG Household & Health Care Ltd.	329,562
56	LG Household & Health Care Ltd. (Preference Shares)	35,503
2,291	LG Innotek Co. Ltd.	269,252
7,210	LG International Corp.	202,219
939	LIG Nex1 Co. Ltd.(a)	51,529
47	Lotte Chilsung Beverage Co. Ltd.(a)	66,725
139	Lotte Confectionery Co. Ltd.(a)	22,779
1,527	Lotte Corp.(a)	99,812
2,947	LOTTE Fine Chemical Co. Ltd.	211,949
2,403	LOTTE Himart Co. Ltd.(a)	173,274
4,871	LS Corp.(a)	360,359
2,522	LS Industrial Systems Co. Ltd.	162,725
1,051	Mando Corp.(a)	273,121
7,161	Meritz Fire & Marine Insurance Co. Ltd.	166,979
31,121	Meritz Securities Co. Ltd.	154,461
26,637	Mirae Asset Daewoo Co. Ltd.	280,626
19,740	Mirae Asset Life Insurance Co. Ltd.	99,823
406	NAVER Corp.	345,985
591	NCSoft Corp.(a)	244,624
4,569	Nexen Tire Corp.	53,698
15,281	NH Investment & Securities Co. Ltd.(a)	240,409
1,899	NHN Entertainment Corp.(a)	147,069
324	Nongshim Co. Ltd.	98,154
3,423	OCI Co. Ltd.(a)	541,731
1,648	Orion Corp.(a)	180,565
851	Orion Holdings Corp.(a)	21,716
20,688	Pan Ocean Co. Ltd.(a)	116,629
4,150	Paradise Co. Ltd.(a)	91,911
5,363	Partron Co. Ltd.	51,227
3,494	Poongsan Corp.	164,581
12,099	POSCO Daewoo Corp.	273,059
1,130	S-1 Corp.	105,185
5,409	Samsung Card Co. Ltd.	197,294
25,591	Samsung Engineering Co. Ltd.(a)	419,387
2,310	Samsung SDS Co. Ltd.	554,867
8,950	Samsung Securities Co., Ltd.	365,007
592	Samyang Holdings Corp.(a)	67,358
2,592	Seah Besteel Corp.(a)	77,067

Schedule of Investments

747	SeAH Steel Corp.(a)	$73,102
3,581	Seoul Semiconductor Co. Ltd.	82,160
4,511	Seoyon E-Hwa Co. Ltd.(a)	46,046
1,280	Shinsegae, Inc.	411,144
2,565	SK Chemicals Co. Ltd./New(a)	276,233
2,389	SK Discovery Co. Ltd.(a)	113,874
1,110	SK Gas Co. Ltd.(a)	110,184
44,595	SK Networks Co. Ltd.(a)	271,450
4,101	SKC Co. Ltd.(a)	173,971
10,045	Sungwoo Hitech Co. Ltd.(a)	66,318
13,559	Taeyoung Engineering & Construction Co. Ltd.(a)	153,639
8,822	Tongyang Life Insurance Co. Ltd.(a)	65,018
24,445	Tongyang, Inc.(a)	52,651
61	Young Poong Corp.(a)	60,552
3,533	Youngone Corp.	105,542
458	Yuhan Corp.(a)	99,934

		18,858,530

	Spain - 1.9%
20,118	Acerinox SA	296,859
4,421	Almirall SA	48,135
14,517	Applus Services SA	210,685
3,635	Axiare Patrimonio Socimi SA REIT	79,608
6,707	Bolsas y Mercados Espanoles SHMSF SA	229,602
4,142	Cellnex Telecom SA(d)	112,228
8,248	Cia de Distribucion Integral Logista Holdings SA	201,800
4,724	CIE Automotive SA	162,659
2,924	Construcciones y Auxiliar de Ferrocarriles SA	136,596
10,801	Ebro Foods SA	266,954
19,553	EDP Renovaveis SA	171,725
25,747	Ence Energia y Celulosa SA	165,985
7,140	Euskaltel SA(d)	62,263
16,950	Faes Farma SA	61,868
12,885	Fomento de Construcciones y Contratas SA(a)	153,292
3,526	Grupo Catalana Occidente SA	165,598
4,979	Hispania Activos Inmobiliarios SOCIMI SA REIT	104,514
13,170	Indra Sistemas SA(a)	194,253
16,269	Inmobiliaria Colonial Socimi SA REIT	182,303
188,955	Liberbank SA(a)	106,208
11,544	Mediaset Espana Comunicacion SA	130,982
7,928	Melia Hotels International SA	112,590
12,403	MERLIN Properties SOCIMI SA REIT	179,078
23,159	NH Hotel Group SA	176,852
22,106	Prosegur Cia de Seguridad SA	184,508
92,935	Sacyr SA	304,254
12,044	Siemens Gamesa Renewable Energy SA	188,598
3,722	Tecnicas Reunidas SA	127,231
3,794	Viscofan SA	266,095
8,346	Zardoya Otis SA	95,653

		4,878,976

	Sweden - 2.8%
1,854	AAK AB	173,020
4,077	AF AB, Class B	98,103
9,851	Attendo AB(d)	104,286
1,266	Avanza Bank Holding AB(b)	71,371
14,064	Axfood AB	283,626
12,194	Betsson AB	99,266
7,960	Bilia AB, Class A	76,869
13,278	BillerudKorsnas AB	204,973
312	Bonava AB	4,469
6,812	Bonava AB, Class B	97,395
11,337	Bravida Holding AB(d)	80,973

19,994	Castellum AB	$345,685
14,846	Cloetta AB, Class B	61,505
8,721	Com Hem Holding AB	152,114
24,979	Dometic Group AB(d)	270,954
22,930	Elekta AB, Class B	219,652
11,272	Fabege AB	247,268
5,129	Fastighets AB Balder, Class B(a)	137,130
4,271	Haldex AB(a)	49,483
9,336	Hemfosa Fastigheter AB	128,608
1,041	Hemfosa Fastigheter AB (Preference Shares)	23,856
13,179	Hexpol AB, Class B	141,866
6,566	Holmen AB, Class B	346,921
7,245	Hufvudstaden AB, Class A	116,960
35,852	Husqvarna AB, Class B	375,295
5,959	Indutrade AB	184,358
4,371	Intrum Justitia AB(b)	162,719
5,676	Investment AB Latour, Class B	72,481
4,772	JM AB	107,901
56,611	Klovern AB, Class B	75,318
1,419	Klovern AB (Preference Shares)	55,102
20,115	Kungsleden AB	142,901
2,523	L E Lundbergforetagen AB, Class B	204,294
6,626	Lindab International AB	58,545
7,130	Loomis AB, Class B	285,944
3,088	Lundin Petroleum AB(a)	77,156
5,479	Modern Times Group Mortgage AB, Class B	252,099
4,225	Mycronic AB(b)	47,847
11,224	Nibe Industrier AB, Class B	109,603
6,044	Nobia AB	48,978
4,568	Pandox AB, Class B	86,073
24,579	Peab AB, Class B	211,540
53,423	Ratos AB, Class B	252,339
3,556	Saab AB, Class B	170,907
46,271	SAS AB(a)(b)	112,342
2,137	SAS AB (Preference Shares)	146,375
3,392	Sweco AB, Class B	76,784
4,580	Thule Group AB(d)	104,667
12,181	Wallenstam AB, Class B	115,692
6,066	Wihlborgs Fastigheter AB	148,049

		7,221,662

	Switzerland - 3.2%
1,109	Allreal Holding AG	193,144
685	Also Holding AG	101,099
3,018	Arbonia AG(a)(b)	53,958
466	Autoneum Holding AG	154,297
261	Banque Cantonale Vaudoise	219,840
132	Barry Callebaut AG	270,645
17	Belimo Holding AG	79,825
1,403	BKW AG	89,650
656	Bucher Industries AG	301,043
287	Burckhardt Compression Holding AG	106,884
2,082	Cembra Money Bank AG	205,714
371	Daetwyler Holding AG-BR	78,941
3,159	DKSH Holding AG	295,816
134	dormakaba Holding AG	123,463
156	Emmi AG	118,477
284	EMS-Chemie Holding AG	208,967
52,054	Ferrexpo PLC	215,926
835	Flughafen Zurich AG	213,062
60	Forbo Holding AG	101,592
28,989	GAM Holding AG	545,103
1,037	Huber + Suhner AG	60,573
1,793	Implenia AG	130,290
57,520	IWG PLC	217,251

Schedule of Investments

3,304	Kudelski SA-BR(b)	$41,584
5,823	Logitech International SA	244,671
589	Mobimo Holding AG	164,738
16,893	OC Oerlikon Corp. AG	301,842
2,215	Oriflame Holding AG	99,491
1,620	Panalpina Welttransport Holding AG	268,548
571	Partners Group Holding AG	444,405
2,647	PSP Swiss Property AG	260,685
432	Rieter Holding AG	115,528
63	Schweiter Technologies AG-BR	79,021
1,097	SFS Group AG	137,951
258	Straumann Holding AG	197,330
1,965	Sulzer AG	279,869
3,674	Sunrise Communications Group AG(d)	345,821
418	Tecan Group AG	92,719
986	Temenos Group AG	136,402
1,303	Valiant Holding AG	157,549
434	Valora Holding AG	159,669
2,408	Vifor Pharma AG	354,880
1,237	Vontobel Holding AG	89,488
2,467	Wizz Air Holdings PLC(a)(d)	121,489

		8,179,240

	United Kingdom - 8.7%
57,956	AA PLC	103,845
10,139	Acacia Mining PLC	26,746
35,804	Ashmore Group PLC	219,139
120,985	Assura PLC REIT	105,981
12,262	Auto Trader Group PLC(d)	62,791
4,630	AVEVA Group PLC	196,469
35,000	B&M European Value Retail SA	207,001
11,959	Big Yellow Group PLC REIT	147,530
22,833	Bodycote PLC	313,982
20,388	Bovis Homes Group PLC	317,616
21,626	Brewin Dolphin Holdings PLC	114,833
28,405	Britvic PLC	296,689
18,667	BTG PLC(a)	197,365
50,844	Cairn Energy PLC(a)	149,522
63,842	Capital & Counties Properties PLC	267,820
32,533	Card Factory PLC	89,335
25,601	Chemring Group PLC	69,754
13,687	Cineworld Group PLC	100,335
6,246	Computacenter PLC	100,901
36,904	Countrywide PLC(a)	44,555
3,499	Cranswick PLC	146,188
21,713	Crest Nicholson Holdings PLC	156,083
28,989	Daily Mail & General Trust PLC NV, Class A	262,802
18,889	Dairy Crest Group PLC	158,078
370,853	Debenhams PLC	158,211
3,128	Dechra Pharmaceuticals PLC	106,756
3,166	Dialog Semiconductor PLC(a)	96,590
1,833	Dignity PLC	21,348
5,987	Diploma PLC	99,441
18,085	Domino’s Pizza Group PLC	86,849
10,205	Dunelm Group PLC	92,877
98,979	EI Group PLC(a)	189,172
37,077	Electrocomponents PLC	322,996
45,507	Elementis PLC	187,021
34,230	Essentra PLC	248,982
45,687	esure Group PLC	155,666
37,323	Fenner PLC	251,683
1,756	Fidessa Group PLC	58,807
12,293	Galliford Try PLC	190,895
3,537	Genus PLC	121,721
7,795	Go-Ahead Group PLC	179,021
30,079	Grafton Group PLC	338,127

33,959	Grainger PLC	$139,369
32,221	Great Portland Estates PLC REIT	304,702
10,616	Greggs PLC	199,123
39,090	Halfords Group PLC	188,999
17,778	Halma PLC	322,841
84,580	Hansteen Holdings PLC REIT	170,793
7,358	Hargreaves Lansdown PLC	194,359
19,030	Hastings Group Holdings PLC(d)	79,615
5,301	Hill & Smith Holdings PLC	90,384
21,247	HomeServe PLC	236,578
36,920	Howden Joinery Group PLC	243,767
19,384	Hunting PLC(a)	168,974
41,961	Indivior PLC(a)	240,294
45,113	International Personal Finance PLC	127,279
62,815	Interserve PLC(a)	95,400
9,620	J D Wetherspoon PLC	172,233
7,810	Jardine Lloyd Thompson Group PLC	149,712
13,682	JD Sports Fashion PLC	71,250
43,320	Jupiter Fund Management PLC	364,445
9,975	Just Eat PLC(a)	115,636
10,056	Keller Group PLC	142,715
14,444	Kier Group PLC	216,287
90,090	Ladbrokes Coral Group PLC	217,791
56,940	Laird PLC	101,295
52,518	LondonMetric Property PLC REIT	133,832
45,472	Lookers PLC	59,296
124,880	Marston’s PLC	200,672
24,863	McCarthy & Stone PLC(d)	51,726
36,718	Merlin Entertainments PLC(d)	171,578
17,860	Micro Focus International PLC	546,053
34,368	Mitchells & Butlers PLC	125,701
99,657	Mitie Group PLC	251,123
34,052	Moneysupermarket.com Group PLC	163,962
29,332	Morgan Advanced Materials PLC	144,572
35,587	N Brown Group PLC	101,820
61,215	National Express Group PLC	319,128
16,482	Newriver REIT PLC REIT	70,432
16,742	Northgate PLC	96,660
22,310	Ocado Group PLC(a)	159,772
92,306	Ophir Energy PLC(a)	72,720
32,603	Pagegroup PLC	252,215
31,438	Paragon Group of Cos. PLC (The)	220,492
48,113	Pets at Home Group PLC	122,265
19,680	Playtech PLC	221,761
13,588	Polypipe Group PLC	76,480
123,395	Premier Foods PLC(a)	71,593
225,665	Premier Oil PLC(a)	265,390
19,310	PZ Cussons PLC	85,839
50,529	QinetiQ Group PLC	147,949
2,448	Rathbone Brothers PLC	94,897
137,443	RDI REIT PLC REIT	68,603
14,778	Redrow PLC	125,880
1,892	Renishaw PLC	133,665
34,540	Restaurant Group PLC (The)	124,661
1,504	Rightmove PLC	94,384
62,409	Rotork PLC	262,253
21,319	RPC Group PLC	257,995
17,195	Safestore Holdings PLC REIT	121,967
109,060	Saga PLC	179,283
12,912	Savills PLC	188,022
64,779	Senior PLC	250,379
159,552	Serco Group PLC(a)	201,252
19,447	Shaftesbury PLC REIT	276,546
146,252	SIG PLC	338,172
10,053	Spectris PLC	372,979
4,846	Spirax-Sarco Engineering PLC	391,079

Schedule of Investments

29,013	Spire Healthcare Group PLC(d)	$100,669
51,764	Sports Direct International PLC(a)	273,907
32,069	SSP Group PLC	277,955
21,188	St. Modwen Properties PLC	124,137
92,137	Stagecoach Group PLC	198,107
2,800	Superdry PLC	69,402
20,342	Synthomer PLC	137,116
107,696	TalkTalk Telecom Group PLC	182,247
5,387	Telecom Plus PLC	88,863
13,064	TP ICAP PLC	98,462
48,576	Tritax Big Box REIT PLC REIT	102,995
33,675	UBM PLC	434,819
6,092	Ultra Electronics Holdings PLC	132,199
19,575	Unite Group PLC (The) REIT	221,858
36,317	Vesuvius PLC	310,901
6,660	Victrex PLC	241,696
28,787	Virgin Money Holdings UK PLC	114,336
8,842	WH Smith PLC	268,827
11,808	Workspace Group PLC REIT	173,793

		22,282,701

	United States - 0.4%
37,792	Alacer Gold Corp.(a)	65,921
991,402	REC Silicon ASA(a)	148,524
84,348	Samsonite International SA	365,584
11,321	Tahoe Resources, Inc.	50,106
5,363	Waste Connections, Inc.	386,428

		1,016,563

	Total Common Stocks and Other Equity Interests (Cost $191,125,036)	253,926,406

	Rights - 0.0%
	South Korea - 0.0%
5,272	Mirae Asset Daewoo Co. Ltd., expiring 02/27/18(a)(c) (Cost $0)	0

	Money Market Fund - 0.1%
346,298	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $346,298)	346,298

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $191,471,334) - 99.9%	254,272,704

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
4,261,740	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $4,261,740)	4,261,740

	Total Investments in Securities (Cost $195,733,074) - 101.6%	258,534,444
	Other assets less liabilities - (1.6)%	(3,984,721)

	Net Assets - 100.0%	$254,549,723

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $6,332,744, which represented 2.49% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 14.1%
1,031,150	Ambev SA	$7,146,858
310,285	B3 SA - Brasil Bolsa Balcao	2,555,213
285,974	Banco Bradesco SA	3,551,479
1,173,513	Banco Bradesco SA (Preference Shares)	15,099,908
117,800	Banco BTG Pactual SA	786,710
761,758	Banco do Brasil SA	9,544,375
161,200	Banco Santander Brasil SA	1,824,281
189,055	BR Malls Participacoes SA	767,097
72,709	Braskem SA (Preference Shares), Class A	1,134,389
242,800	BRF SA(a)	2,710,172
216,400	CCR SA	1,070,742
135,510	Centrais Eletricas Brasileiras SA(a)	869,896
108,400	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	810,874
130,079	Cia Brasileira de Distribuicao (Preference Shares), Class A	3,092,865
125,992	Cia de Saneamento Basico do Estado de Sao Paulo	1,447,320
95,380	Cia Energetica de Minas Gerais, Class A(a)	208,412
902,423	Cia Energetica de Minas Gerais (Preference Shares)	2,137,126
149,100	Cia Energetica de Sao Paulo (Preference Shares), Class B	725,032
20,300	Cia Paranaense de Energia	139,160
96,008	Cia Paranaense de Energia (Preference Shares), Class B	743,035
407,582	Cia Siderurgica Nacional SA(a)	1,414,398
230,922	Cielo SA	1,959,988
303,367	Embraer SA	1,917,747
86,654	Engie Brasil Energia SA	983,389
36,500	Equatorial Energia SA	806,770
92,655	Fibria Celulose SA	1,605,616
91,900	Gerdau SA	358,668
609,017	Gerdau SA (Preference Shares)	2,769,177
1,239,717	Itau Unibanco Holding SA (Preference Shares)	20,457,415
683,618	Itausa - Investimentos Itau SA (Preference Shares)	2,860,146
618,882	JBS SA	1,963,960
236,900	Kroton Educacional SA	1,215,562
31,910	Lojas Americanas SA	131,189
110,520	Lojas Americanas SA (Preference Shares)	589,775
113,060	Lojas Renner SA	1,351,601
325,700	Marfrig Global Foods SA(a)	700,364
1,521,900	Metalurgica Gerdau SA (Preference Shares)	3,306,232
91,600	Natura Cosmeticos SA	1,010,017
2,478,962	Petroleo Brasileiro SA(a)	16,672,789
2,860,147	Petroleo Brasileiro SA (Preference Shares)(a)	17,791,533
182,243	Telefonica Brasil SA (Preference Shares)	3,098,813
367,866	TIM Participacoes SA	1,568,131
151,096	Ultrapar Participacoes SA	3,890,294
1,660,238	Vale SA	21,729,697

		166,518,215

	Chile - 1.1%
8,060,312	Banco de Chile	$1,384,380
22,918,030	Banco Santander Chile	1,955,346
393,980	Cencosud SA	1,234,262
8,671,439	Enel Americas SA	2,035,027
6,822,222	Enel Chile SA	863,055
1,118,495	Enel Generacion Chile SA	1,069,534
122,150	Latam Airlines Group SA	2,107,103
89,949	S.A.C.I. Falabella	946,301
21,567	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	1,213,862

		12,808,870

	China - 29.2%
13,222,164	Agricultural Bank of China Ltd., H-Shares	8,114,402
1,909,997	Aluminum Corp. of China Ltd., H-Shares(a)	1,294,259
374,141	Anhui Conch Cement Co. Ltd., H-Shares	2,061,699
38,144,187	Bank of China Ltd., H-Shares	22,970,053
4,428,835	Bank of Communications Co. Ltd., H-Shares	3,839,122
203,319	Beijing Enterprises Holdings Ltd.	1,249,062
3,453,582	China Cinda Asset Management Co. Ltd., H-Shares	1,461,539
3,848,581	China CITIC Bank Corp. Ltd., H-Shares	3,168,832
1,637,877	China Communications Construction Co. Ltd., H-Shares	1,955,874
1,357,249	China Communications Services Corp. Ltd., H-Shares	862,440
43,595,844	China Construction Bank Corp., H-Shares	50,276,421
1,618,166	China Everbright Bank Co. Ltd., H-Shares	916,515
2,559,358	China Evergrande Group(a)	8,458,713
1,488,559	China Life Insurance Co. Ltd., H-Shares	5,033,899
1,099,490	China Longyuan Power Group Corp., H-Shares	804,081
1,480,842	China Merchants Bank Co. Ltd., H-Shares	7,260,839
443,776	China Merchants Port Holdings Co. Ltd.	1,174,483
2,770,766	China Minsheng Banking Corp. Ltd., H-Shares	3,170,557
1,924,291	China Mobile Ltd.	20,321,863
2,845,305	China National Building Material Co. Ltd., H-Shares	3,041,220
812,859	China Oilfield Services Ltd., H-Shares	969,638
1,114,918	China Overseas Land & Investment Ltd.	4,319,150
713,340	China Pacific Insurance (Group) Co. Ltd., H-Shares	3,620,761
16,815,955	China Petroleum & Chemical Corp. (Sinopec), H-Shares	14,533,860
2,388,409	China Power International Development Ltd.	653,484
1,111,389	China Railway Construction Corp. Ltd., H-Shares	1,351,324
1,903,822	China Railway Group Ltd., H-Shares	1,462,896
781,679	China Resources Beer Holdings Co. Ltd.	2,953,239
891,022	China Resources Land Ltd.	3,554,314
875,372	China Resources Power Holdings Co. Ltd.	1,616,116
1,925,856	China Shenhua Energy Co. Ltd., H-Shares	5,995,639
621,147	China Taiping Insurance Holdings Co. Ltd.	2,684,255
8,716,755	China Telecom Corp. Ltd., H-Shares	4,312,991
3,861,647	China Unicom Hong Kong Ltd.(a)	5,786,459
385,505	China Vanke Co. Ltd., H-Shares	1,887,737
1,170,685	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,061,204
1,423,918	CITIC Ltd.	2,246,533
542,542	CITIC Securities Co. Ltd., H-Shares	1,442,811
10,373,907	CNOOC Ltd.	16,154,829

Schedule of Investments

2,533,290	Country Garden Holdings Co. Ltd.	$5,447,831
719,486	CRRC Corp. Ltd., H-Shares	712,913
1,349,609	Dongfeng Motor Group Co. Ltd., H-Shares	1,763,484
185,597	ENN Energy Holdings Ltd.	1,433,246
743,162	Fosun International Ltd.	1,755,894
7,335,171	GCL-Poly Energy Holdings Ltd.(a)	1,266,067
509,268	Geely Automobile Holdings Ltd.	1,631,048
309,234	GF Securities Co. Ltd., H-Shares	691,101
6,875,947	Gome Retail Holdings Ltd.	870,323
729,420	Great Wall Motor Co. Ltd., H-Shares	890,623
588,037	Guangdong Investment Ltd.	875,126
828,331	Guangzhou R&F Properties Co. Ltd., H-Shares	2,329,911
651,692	Haitong Securities Co. Ltd., H-Shares	1,064,844
134,217	Hengan International Group Co. Ltd.	1,287,009
2,687,463	Huaneng Power International, Inc., H-Shares	1,735,188
37,360,765	Industrial & Commercial Bank of China Ltd., H-Shares	35,347,622
658,400	Inner Mongolia Yitai Coal Co. Ltd., Class B	1,048,173
686,042	Jiangxi Copper Co. Ltd., H-Shares	1,161,319
326,916	Kingboard Chemical Holdings Ltd.	1,799,377
1,312,086	Kunlun Energy Co. Ltd.	1,301,778
6,044,646	Lenovo Group Ltd.	3,485,460
615,482	Longfor Properties Co. Ltd.	2,010,569
178,297	New China Life Insurance Co. Ltd., H-Shares	1,161,451
3,683,968	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,105,407
11,479,349	PetroChina Co. Ltd., H-Shares	9,099,587
1,935,239	PICC Property & Casualty Co. Ltd., H-Shares	4,018,217
1,190,304	Ping An Insurance Group Co. of China Ltd., H-Shares	14,099,900
2,030,669	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,357,856
280,053	Shanghai Industrial Holdings Ltd.	819,952
561,109	Shimao Property Holdings Ltd.	1,675,124
360,559	Sinopharm Group Co. Ltd., H-Shares	1,592,712
725,605	Sunac China Holdings Ltd.	3,483,557
155,178	Tencent Holdings Ltd.	9,197,850
802,232	Weichai Power Co. Ltd., H-Shares	1,003,117
911,802	Yanzhou Coal Mining Co. Ltd., H-Shares	1,590,112

		345,156,861

	Hong Kong - 0.2%
376,831	Haier Electronics Group Co. Ltd.	1,291,202
1,190,519	Skyworth Digital Holdings Ltd.	584,494

		1,875,696

	India - 7.4%
58,598	Axis Bank Ltd. GDR(b)	2,739,457
20,839	GAIL India Ltd. GDR(b)	935,671
304,955	ICICI Bank Ltd. ADR	3,348,406
475,729	Infosys Ltd. ADR	8,567,879
668,781	iShares MSCI India ETF	24,912,092
70,412	Larsen & Toubro Ltd. GDR(b)	1,563,146
136,880	Mahindra & Mahindra Ltd. GDR(b)	1,642,560
357,567	PowerShares India Portfolio(c)	9,822,366
532,390	Reliance Industries Ltd. GDR(b)	16,078,178
87,627	State Bank of India GDR(b)	4,341,918
100,542	Tata Motors Ltd. ADR(a)	3,112,780
350,931	Tata Steel Ltd. GDR(b)	4,070,800
186,443	Vedanta Ltd. ADR	3,993,609
412,253	Wipro Ltd. ADR(d)	2,263,269

		87,392,131

	Indonesia - 1.9%
5,680,436	PT Adaro Energy Tbk	$1,039,479
4,759,578	PT Astra International Tbk	3,021,729
1,584,557	PT Bank Central Asia Tbk	2,689,551
4,813,057	PT Bank Mandiri Persero Tbk	2,929,859
2,250,361	PT Bank Negara Indonesia Persero Tbk	1,579,967
14,007,411	PT Bank Rakyat Indonesia Persero Tbk	3,871,040
1,318,698	PT Indofood Sukses Makmur Tbk	763,335
5,590,894	PT Perusahaan Gas Negara Persero Tbk	1,089,908
11,681,530	PT Telekomunikasi Indonesia Persero Tbk	3,481,294
532,780	PT United Tractors Tbk	1,547,981

		22,014,143

	Malaysia - 2.6%
763,700	Axiata Group Bhd	1,114,862
2,370,400	CIMB Group Holdings Bhd	4,409,057
947,500	DiGi.com Bhd	1,203,290
448,500	Genting Bhd	1,108,089
715,100	Genting Malaysia Bhd	1,010,891
655,600	IOI Corp. Bhd	788,856
152,700	Kuala Lumpur Kepong Bhd	988,030
1,395,400	Malayan Banking Bhd	3,615,814
815,900	Petronas Chemicals Group Bhd	1,703,913
184,100	Petronas Gas Bhd	845,460
817,300	Public Bank Bhd	4,608,878
2,013,100	Sapura Energy Bhd	389,940
1,472,400	Sime Darby Bhd	1,155,935
1,461,300	Sime Darby Plantation Bhd(a)	2,061,997
1,493,400	Sime Darby Property Bhd(a)	605,368
1,273,100	Tenaga Nasional Bhd	5,154,132

		30,764,512

	Mexico - 4.2%
1,497,619	Alfa SAB de CV, Class A	1,882,804
17,116,356	America Movil SAB de CV, Series L	16,065,295
838,562	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	1,322,311
6,223,721	Cemex SAB de CV, Series CPO(a)(e)	5,185,038
150,425	Coca-Cola Femsa SAB de CV, Series L	1,151,685
838,330	Fibra Uno Administracion SA de CV REIT	1,321,494
556,148	Fomento Economico Mexicano SAB de CV, Series CPO(f)	5,433,076
366,861	Grupo Bimbo SAB de CV, Series A	896,372
641,611	Grupo Financiero Banorte SAB de CV, Class O	4,129,156
569,173	Grupo Financiero Inbursa SAB de CV, Class O	1,008,711
1,086,956	Grupo Mexico SAB de CV, Series B	3,859,715
526,759	Grupo Televisa SAB, Series CPO(g)	2,183,466
33,078	Industrias Penoles SAB de CV	767,892
395,493	Mexichem SAB de CV	1,122,774
1,405,304	Wal-Mart de Mexico SAB de CV	3,527,441

		49,857,230

	Poland - 2.2%
74,745	Bank Pekao SA	3,048,390
317,274	Energa SA	1,142,575
106,561	KGHM Polska Miedz SA	3,519,308
499,534	PGE Polska Grupa Energetyczna SA(a)	1,782,444
171,065	Polski Koncern Naftowy Orlen SA	5,570,059
619,757	Polskie Gornictwo Naftowe i Gazownictwo SA	1,220,097
325,904	Powszechna Kasa Oszczednosci Bank Polski SA(a)	4,465,751
330,286	Powszechny Zaklad Ubezpieczen SA	4,533,726
942,633	Tauron Polska Energia SA(a)	857,145

		26,139,495

Schedule of Investments

	Russia - 9.4%
6,096,299	Gazprom PJSC ADR	$30,664,384
370,359	LUKOIL PJSC ADR	24,451,101
61,662	Magnit PJSC GDR(b)	1,387,395
82,079	MegaFon PJSC GDR(b)	796,166
189,194	MMC Norilsk Nickel PJSC ADR	3,889,829
409,752	Mobile TeleSystems PJSC ADR	4,974,389
18,101	Novatek PJSC GDR(b)	2,409,243
783,940	Rosneft Oil Co. PJSC GDR(b)	4,799,281
525,594	RusHydro PJSC ADR	651,737
1,044,786	Sberbank of Russia PJSC ADR	21,052,438
82,122	Severstal PJSC GDR(b)	1,348,443
125,280	Sistema PJSC FC GDR(b)	564,011
484,461	Surgutneftegas OJSC ADR	2,465,906
503,623	Surgutneftegas OJSC (Preference Shares) ADR	2,704,456
108,047	Tatneft PJSC ADR	6,547,648
1,513,000	VTB Bank PJSC GDR(b)	2,864,109

		111,570,536

	South Africa - 8.8%
153,922	AngloGold Ashanti Ltd.	1,707,256
44,173	Aspen Pharmacare Holdings Ltd.	1,007,064
249,746	Barclays Africa Group Ltd.	3,788,125
143,870	Barloworld Ltd.	2,045,047
99,467	Bid Corp. Ltd.	2,221,594
80,746	Bidvest Group Ltd. (The)	1,700,027
132,591	Brait SE(a)	431,036
84,999	Exxaro Resources Ltd.	1,024,462
935,887	FirstRand Ltd.	5,241,519
59,975	Foschini Group Ltd. (The)	977,632
624,258	Gold Fields Ltd.	2,675,523
812,542	Growthpoint Properties Ltd. REIT	1,899,667
445,850	Impala Platinum Holdings Ltd.(a)	1,364,914
108,513	Imperial Holdings Ltd.	2,595,447
112,253	Investec Ltd.	878,360
63,963	Kumba Iron Ore Ltd.	1,934,552
341,376	Life Healthcare Group Holdings Ltd.	784,313
470,822	MMI Holdings Ltd.	898,919
30,491	Mondi Ltd.	812,366
56,033	Mr Price Group Ltd.	1,349,653
1,172,656	MTN Group Ltd.	12,977,113
33,266	Naspers Ltd., Class N	9,476,499
94,344	Nedbank Group Ltd.	2,097,716
382,668	Netcare Ltd.	839,541
134,626	Pick n Pay Stores Ltd.	773,940
1,152,401	Redefine Properties Ltd. REIT	1,050,130
96,153	Remgro Ltd.	1,913,140
562,595	Sanlam Ltd.	4,179,040
244,353	Sappi Ltd.	1,756,440
351,196	Sasol Ltd.	12,632,556
125,405	Shoprite Holdings Ltd.	2,606,058
536,340	Sibanye Gold Ltd.	626,511
71,648	SPAR Group Ltd. (The)	1,237,001
569,873	Standard Bank Group Ltd.	9,630,548
523,035	Steinhoff International Holdings NV	301,300
148,521	Telkom SA SOC Ltd.	644,805
33,712	Tiger Brands Ltd.	1,308,873
136,633	Truworths International Ltd.	1,127,701
198,010	Vodacom Group Ltd.	2,726,572
251,336	Woolworths Holdings Ltd.	1,358,310

		104,601,270

	Taiwan - 12.8%
2,298,000	Advanced Semiconductor Engineering, Inc.	3,264,216
157,738	Asustek Computer, Inc.	1,520,797
8,377,000	AU Optronics Corp.	3,995,138
200,000	Catcher Technology Co. Ltd.	2,291,949
2,785,440	Cathay Financial Holding Co. Ltd.	5,218,131

593,894	Cheng Shin Rubber Industry Co. Ltd.	$1,035,145
1,386,016	China Life Insurance Co. Ltd.	1,426,652
2,874,360	China Steel Corp.	2,455,664
1,288,000	Chunghwa Telecom Co. Ltd.	4,794,840
1,496,054	Compal Electronics, Inc.	1,113,872
5,261,838	CTBC Financial Holding Co. Ltd.	3,845,436
470,506	Delta Electronics, Inc.	2,373,072
2,036,181	E.Sun Financial Holding Co. Ltd.	1,341,362
495,000	Far EasTone Telecommunications Co. Ltd.	1,290,765
2,603,506	First Financial Holding Co. Ltd.	1,799,957
996,920	Formosa Chemicals & Fibre Corp.	3,728,338
294,000	Formosa Petrochemical Corp.	1,250,828
1,008,280	Formosa Plastics Corp.	3,580,552
327,102	Foxconn Technology Co. Ltd.	936,004
2,553,928	Fubon Financial Holding Co. Ltd.	4,749,375
4,977,330	Hon Hai Precision Industry Co. Ltd.	15,745,478
804,233	HTC Corp.(a)	1,959,155
9,263,490	Innolux Corp.	4,370,245
1,423,000	Inventec Corp.	1,162,011
6,000	Largan Precision Co. Ltd.	824,484
691,313	Lite-On Technology Corp.	1,015,189
559,091	MediaTek, Inc.	5,735,644
2,666,080	Mega Financial Holding Co. Ltd.	2,314,313
1,247,940	Nan Ya Plastics Corp.	3,429,689
220,000	Novatek Microelectronics Corp.	924,671
1,199,106	Pegatron Corp.	3,250,223
590,740	Pou Chen Corp.	794,531
261,200	Powertech Technology, Inc.	849,591
129,000	President Chain Store Corp.	1,276,921
939,000	Quanta Computer, Inc.	2,045,822
366,000	Radiant Opto-Electronics Corp.	929,269
3,662,908	Shin Kong Financial Holding Co. Ltd.	1,344,740
513,000	Siliconware Precision Industries Co. Ltd.	887,108
2,333,702	Taishin Financial Holding Co. Ltd.	1,177,040
887,089	Taiwan Cement Corp.	1,145,937
411,400	Taiwan Mobile Co. Ltd.	1,573,866
3,838,000	Taiwan Semiconductor Manufacturing Co. Ltd.	33,579,455
1,655,000	Tatung Co. Ltd.(a)	1,357,139
341,000	TPK Holding Co. Ltd.(a)	1,216,792
1,549,941	Uni-President Enterprises Corp.	3,722,560
4,092,000	United Microelectronics Corp.	2,000,686
1,472,000	Walsin Lihwa Corp.	845,962
2,357,449	Wistron Corp.	1,981,695
642,000	WPG Holdings Ltd.	875,590
2,785,671	Yuanta Financial Holding Co. Ltd.	1,338,093

		151,685,992

	Thailand - 3.8%
452,069	Advanced Info Service PCL NVDR	2,778,521
804,344	Bangchak Corp. PCL NVDR	1,072,202
83,047	Bangkok Bank PCL NVDR	548,874
123,268	Bangkok Bank PCL (Foreign Shares)	873,739
2,109,234	Banpu PCL NVDR	1,535,458
1,821,730	Charoen Pokphand Foods PCL NVDR	1,372,696
796,216	CP ALL PCL NVDR	2,027,402
6,156,335	IRPC PCL NVDR	1,444,734
295,591	Kasikornbank PCL NVDR	2,170,687
2,761,108	Krung Thai Bank PCL NVDR	1,763,159
825,047	PTT Exploration & Production PCL NVDR	3,134,757
1,072,303	PTT Global Chemical PCL NVDR	3,295,312
846,074	PTT PCL NVDR	13,290,817
110,352	Siam Cement PCL (The) NVDR	1,733,499
808,270	Siam Commercial Bank PCL (The) NVDR	4,064,576
564,521	Thai Oil PCL NVDR	1,847,490
569,749	Thanachart Capital PCL NVDR	1,073,282
650,778	Total Access Communication PCL NVDR(a)	1,023,334

		45,050,539

Schedule of Investments

	Turkey - 2.3%
973,883	Akbank Turk AS	$2,834,889
61,472	BIM Birlesik Magazalar AS	1,231,439
692,017	Eregli Demir ve Celik Fabrikalari TAS	1,835,467
585,887	Haci Omer Sabanci Holding AS	1,791,364
394,904	KOC Holding AS	1,926,412
90,036	Tupras Turkiye Petrol Rafinerileri AS	2,769,674
625,889	Turk Hava Yollari AO(a)	2,749,547
413,372	Turk Telekomunikasyon AS(a)	698,613
395,441	Turkcell Iletisim Hizmetleri AS	1,645,475
1,049,191	Turkiye Garanti Bankasi AS	3,437,265
542,611	Turkiye Halk Bankasi AS	1,466,673
955,181	Turkiye Is Bankasi AS, Class C	2,049,690
776,748	Turkiye Vakiflar Bankasi TAO, Class D	1,559,128
659,339	Yapi ve Kredi Bankasi AS(a)	819,033

		26,814,669

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $889,644,584) - 100.0%	1,182,250,159

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
1,277,360	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(h)(i) (Cost $1,277,360)	1,277,360

	Total Investments in Securities (Cost $890,921,944) - 100.1%	1,183,527,519
	Other assets less liabilities - (0.1)%	(1,368,673)

	Net Assets - 100.0%	$1,182,158,846

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $46,898,234, which represented 3.97% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for the PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares India Portfolio	$9,171,594	$—	$—	$650,772	$—	$9,822,366	$—

(d)	All or a portion of this security was out on loan at January 31, 2018.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 4.4%
60,715	Costa Group Holdings Ltd.	$299,901
51,821	GrainCorp Ltd., Class A	310,519
59,001	Nufarm Ltd.	380,775

		991,195

	Brazil - 0.5%
11,800	SLC Agricola SA	116,958

	Chile - 4.3%
17,077	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	961,150

	China - 1.4%
536,880	China Agri-Industries Holdings Ltd.	249,857
427,394	Sinofert Holdings Ltd.(a)	66,665

		316,522

	Germany - 4.9%
39,447	K+S AG	1,111,572

	Hong Kong - 0.6%
1,581,480	C.P. Pokphand Co. Ltd.	125,363

	Indonesia - 3.9%
1,612,382	Golden Agri-Resources Ltd.	468,000
93,683	PT Astra Agro Lestari Tbk	90,965
878,399	PT Charoen Pokphand Indonesia Tbk	226,349
1,918,993	PT Eagle High Plantations Tbk(a)	32,393
681,141	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	66,646

		884,353

	Ireland - 0.7%
20,309	Origin Enterprises PLC	153,065

	Israel - 3.2%
126,705	Israel Chemicals Ltd.	535,415
993	Israel Corp. Ltd. (The)(a)	192,421

		727,836

	Japan - 2.6%
6,633	Hokuto Corp.	122,445
23,010	Kumiai Chemical Industry Co. Ltd.	149,036
9,184	Sakata Seed Corp.	322,246

		593,727

	Malaysia - 7.5%
364,200	Felda Global Ventures Holdings Bhd	187,811
68,500	Genting Plantations Bhd	176,094
535,490	IOI Corp. Bhd	644,333
93,574	Kuala Lumpur Kepong Bhd	605,461
12,200	United Plantations Bhd	89,268

		1,702,967

	Netherlands - 2.0%
17,410	OCI NV(a)	442,663

	Norway - 4.4%
20,739	Yara International ASA	$1,000,977

	Russia - 4.3%
61,693	PhosAgro PJSC GDR(b)	977,834

	Singapore - 4.9%
92,636	First Resources Ltd.	134,440
399,563	Wilmar International Ltd.	976,628

		1,111,068

	Taiwan - 1.1%
181,099	Taiwan Fertilizer Co. Ltd.	248,545

	United Kingdom - 1.4%
956,278	Sirius Minerals PLC(a)	320,387

	United States - 48.0%
4,860	American Vanguard Corp.	102,789
46,409	Archer-Daniels-Midland Co.	1,993,267
22,669	Bunge Ltd.	1,800,599
24,697	CF Industries Holdings, Inc.	1,048,141
25,662	Darling Ingredients, Inc.(a)	475,773
19,606	FMC Corp.	1,790,616
6,055	Fresh Del Monte Produce, Inc.	286,462
11,585	Ingredion, Inc.	1,664,069
38,098	Mosaic Co. (The)	1,040,075
7,564	Scotts Miracle-Gro Co. (The)	682,802

		10,884,593

	Total Investments in Securities (Cost $21,464,344) - 100.1%	22,670,775
	Other assets less liabilities - (0.1)%	(13,402)

	Net Assets - 100.0%	$22,657,373

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 4.32% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Austria - 0.7%
16,039	Verbund AG	$445,567

	Canada - 5.3%
82,190	Ballard Power Systems, Inc.(a)	305,487
49,704	Boralex, Inc., Class A	957,739
42,311	Canadian Solar, Inc.(a)(b)	652,012
32,728	Innergex Renewable Energy, Inc.	367,335
87,094	TransAlta Renewables, Inc.(b)	876,016

		3,158,589

	Chile - 1.2%
12,247	Sociedad Quimica y Minera de Chile SA ADR	690,486

	China - 13.9%
83,091	BYD Co. Ltd., H-Shares	782,419
414,664	China Everbright International Ltd.	634,074
1,292,294	China Longyuan Power Group Corp., H-Shares	945,083
506,804	China Power Clean Energy Development Co. Ltd.	314,264
473,847	China Singyes Solar Technologies Holdings Ltd.	193,866
2,261,171	China Titans Energy Technology Group Co. Ltd.(a)	271,753
3,367	Daqo New Energy Corp. ADR(a)(b)	183,299
3,994,713	GCL-Poly Energy Holdings Ltd.(a)	689,497
2,746,524	Huaneng Renewables Corp. Ltd., H-Shares	951,624
27,436	JA Solar Holdings Co. Ltd. ADR(a)(b)	203,849
28,914	JinkoSolar Holding Co. Ltd. ADR(a)(b)	642,469
38,298	Kandi Technologies Group, Inc.(a)(b)	229,788
3,800,761	Shunfeng International Clean Energy Ltd.(a)	187,087
547,158	Wasion Group Holdings Ltd.	306,408
550,483	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	961,407
1,862,921	Xinyi Solar Holdings Ltd.	857,452

		8,354,339

	Denmark - 4.2%
10,280	Novozymes A/S, Class B	572,144
17,127	Orsted A/S(c)	1,043,525
13,264	Vestas Wind Systems A/S	908,067

		2,523,736

	Finland - 0.5%
37,662	Caverion Oyj(a)	318,570

	France - 0.3%
6,522	Albioma SA	170,620

	Germany - 6.3%
26,430	Capital Stage AG	228,171
18,094	Cropenergies AG	164,095
87,615	Nordex SE(a)	1,159,681
10,468	OSRAM Licht AG	917,531

21,535	Senvion SA(a)(b)	$258,078
16,755	SMA Solar Technology AG	914,218
17,194	VERBIO Vereinigte BioEnergie AG	157,754

		3,799,528

	Guernsey - 1.6%
633,193	Renewables Infrastructure Group Ltd. (The)	958,060

	Hong Kong - 4.3%
290,876	Canvest Environmental Protection Group Co. Ltd.(c)	168,468
600,520	China High Speed Transmission Equipment Group Co. Ltd.	1,059,545
17,127,886	FDG Electric Vehicles Ltd.(a)	722,654
5,425,065	Panda Green Energy Group Ltd.(a)	638,125

		2,588,792

	Ireland - 1.6%
21,103	Kingspan Group PLC	977,953

	Japan - 5.7%
20,370	EF-ON, Inc.	246,146
17,655	eRex Co. Ltd.	174,197
146,179	GS Yuasa Corp.	784,764
224,607	Meidensha Corp.	936,248
6,389	Odelic Co. Ltd.	276,268
41,444	Takuma Co. Ltd.	561,168
12,125	Tanaka Chemical Corp.(a)(b)	244,266
30,843	West Holdings Corp.(b)	208,530

		3,431,587

	Netherlands - 1.7%
25,464	Philips Lighting NV(c)	1,005,581

	New Zealand - 1.3%
96,107	Contact Energy Ltd.	397,610
157,911	Mercury NZ Ltd.	403,201

		800,811

	Norway - 0.2%
257,812	NEL ASA(a)(b)	102,503

	Philippines - 0.6%
3,329,534	Energy Development Corp.	368,650

	South Korea - 2.5%
3,786	Samsung SDI Co. Ltd.	698,452
35,811	Seoul Semiconductor Co. Ltd.	821,622

		1,520,074

	Spain - 6.4%
34,033	Atlantica Yield PLC	717,416
114,036	EDP Renovaveis SA	1,001,526
78,995	Saeta Yield SA	1,106,106
66,473	Siemens Gamesa Renewable Energy SA	1,040,906

		3,865,954

	Sweden - 1.9%
96,722	Nibe Industrier AB, Class B	944,500
57,737	SaltX Technology Holding AB(a)(b)	227,141

		1,171,641

	Switzerland - 4.7%
6,711	Credit Suisse Real Estate Fund Green Property	962,324
11,884	Landis+Gyr Group AG(a)	984,367
424,263	Meyer Burger Technology AG(a)	861,670

		2,808,361

	Taiwan - 5.2%
241,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(a)	202,587

Schedule of Investments

616,131	Epistar Corp.(a)	$1,090,815
179,000	Everlight Electronics Co. Ltd.	281,285
24,000	Gigasolar Materials Corp.	191,042
270,000	Motech Industries, Inc.(a)	209,827
439,241	Neo Solar Power Corp.(a)	209,482
277,000	Sino-American Silicon Products, Inc.	964,660

		3,149,698

	Thailand - 3.0%
371,653	Energy Absolute PCL NVDR	803,943
301,536	SPCG PCL NVDR	235,876
19,960,779	Superblock PCL NVDR(a)	745,661

		1,785,480

	United Kingdom - 3.7%
33,887	Dialight PLC(a)	312,265
163,390	Drax Group PLC	604,107
417,653	GCP Infrastructure Investments Ltd.	715,084
159,992	Greencoat UK Wind PLC	273,930
22,819	Ricardo PLC	318,657

		2,224,043

	United States - 23.2%
5,239	Acuity Brands, Inc.	809,111
31,277	Ameresco, Inc., Class A(a)	272,110
25,003	Cree, Inc.(a)	862,854
82,048	Enphase Energy, Inc.(a)(b)	180,506
10,462	First Solar, Inc.(a)	702,733
34,304	Green Plains, Inc.	600,320
38,560	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	838,294
13,610	Itron, Inc.(a)	996,252
38,134	LSI Industries, Inc.	302,784
34,271	Maxwell Technologies, Inc.(a)(b)	198,429
48,894	NRG Yield, Inc., Class C	924,097
5,909	Ormat Technologies, Inc.	414,103
42,822	Pattern Energy Group, Inc., Class A	882,990
43,566	Plug Power, Inc.(a)(b)	84,082
1,221,432	REC Silicon ASA(a)	182,985
13,885	Renewable Energy Group, Inc.(a)	148,569
18,842	SolarEdge Technologies, Inc.(a)	676,428
82,379	SunPower Corp.(a)(b)	653,265
33,658	Sunrun, Inc.(a)	213,055
60,138	TerraForm Power, Inc., Class A	655,504
2,954	Tesla, Inc.(a)(b)	1,046,632
12,967	TPI Composites, Inc.(a)	260,377
5,330	Universal Display Corp.	849,602
61,902	Veeco Instruments, Inc.(a)	1,030,668
51,051	Vivint Solar, Inc.(a)(b)	176,126

		13,961,876

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $47,448,528) - 100.0%	60,182,499

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.4%
4,461,437	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $4,461,437)	4,461,437

	Total Investments in Securities (Cost $51,909,965) - 107.4%	64,643,936
	Other assets less liabilities - (7.4)%	(4,451,534)

	Net Assets - 100.0%	$60,192,402

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $2,217,574, which represented 3.68% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 14.7%
227,558	Evolution Mining Ltd.	$525,156
122,764	Newcrest Mining Ltd.	2,253,583
111,084	Northern Star Resources Ltd.	520,812
113,280	OceanaGold Corp.	313,012
41,485	Orocobre Ltd.(a)	241,194
92,821	Regis Resources Ltd.	309,667
136,555	Resolute Mining Ltd.	129,373
133,233	Saracen Mineral Holdings Ltd.(a)	160,749
89,229	St. Barbara Ltd.	273,117

		4,726,663

	Canada - 50.2%
27,443	Agnico Eagle Mines Ltd.	1,301,633
71,652	Alamos Gold, Inc., Class A	430,432
155,109	B2Gold Corp.(a)	470,315
174,175	Barrick Gold Corp.	2,511,436
39,227	Centerra Gold, Inc.(a)	203,033
32,198	Detour Gold Corp.(a)	344,852
146,230	Eldorado Gold Corp.	189,514
30,516	First Majestic Silver Corp.(a)(b)	187,048
29,400	Fortuna Silver Mines, Inc.(a)	141,866
28,432	Franco-Nevada Corp.	2,179,590
149,148	Goldcorp, Inc.	2,140,845
31,868	Guyana Goldfields, Inc.(a)	122,864
77,903	IAMGOLD Corp.(a)	459,728
229,655	Kinross Gold Corp.(a)	999,599
31,257	Kirkland Lake Gold Ltd.	472,352
13,094	MAG Silver Corp.(a)	140,882
106,462	New Gold, Inc.(a)	322,809
39,132	NovaGold Resources, Inc.(a)	145,128
28,919	Osisko Gold Royalties Ltd.	325,762
26,517	Pan American Silver Corp.	436,601
30,157	Premier Gold Mines Ltd.(a)	85,296
30,232	Sandstorm Gold Ltd.(a)	159,434
59,840	SEMAFO, Inc.(a)	177,542
22,071	SSR Mining, Inc.(a)	191,233
14,706	Torex Gold Resources, Inc.(a)	152,112
57,499	Wheaton Precious Metals Corp.	1,245,261
162,416	Yamana Gold, Inc.	562,634

		16,099,801

	China - 2.4%
44,534	China Gold International Resources Corp. Ltd.(a)	88,934
160,319	Zhaojin Mining Industry Co. Ltd., H-Shares	136,512
1,057,500	Zijin Mining Group Co. Ltd., H-Shares	532,708

		758,154

	Japan - 0.4%
6,650	Asahi Holdings, Inc.	131,776

	Jersey Island - 5.9%
212,180	Centamin PLC	490,614
40,130	Highland Gold Mining Ltd.	85,543
13,135	Randgold Resources Ltd.	1,323,568

		1,899,725

	Mexico - 2.0%
33,928	Fresnillo PLC	$648,444

	Monaco - 0.7%
12,794	Endeavour Mining Corp.(a)	236,827

	Peru - 0.5%
45,773	Hochschild Mining PLC	149,060

	Russia - 1.3%
36,438	Polymetal International PLC	427,591

	South Africa - 8.2%
10,927	Anglo American Platinum Ltd.(a)	326,694
63,428	AngloGold Ashanti Ltd.	703,524
110,448	Gold Fields Ltd.	473,372
54,052	Harmony Gold Mining Co. Ltd.	90,680
90,665	Impala Platinum Holdings Ltd.(a)	277,560
79,802	Northam Platinum Ltd.(a)	347,335
355,471	Sibanye Gold Ltd.	415,234

		2,634,399

	Turkey - 0.3%
8,426	Koza Altin Isletmeleri AS(a)	85,801

	United Kingdom - 0.2%
27,189	Acacia Mining PLC	71,722

	United States - 13.3%
53,978	Alacer Gold Corp.(a)	94,154
29,402	Coeur Mining, Inc.(a)	236,392
63,198	Hecla Mining Co.	242,681
65,132	Newmont Mining Corp.	2,638,497
9,161	Royal Gold, Inc.	815,329
57,603	Tahoe Resources, Inc.	254,949

		4,282,002

	Total Common Stocks (Cost $34,278,443)	32,151,965

	Money Market Fund - 0.0%
5,772	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $5,772)	5,772

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $34,284,215) - 100.1%	32,157,737

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
146,477	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $146,477)	146,477

	Total Investments in Securities (Cost $34,430,692) -100.6%	32,304,214
	Other assets less liabilities - (0.6)%	(197,105)

	Net Assets - 100.0%	$32,107,109

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Brazil - 2.4%
419,641	Cia de Saneamento Basico do Estado de Sao Paulo	$4,820,581

	Canada - 0.8%
52,600	Stantec, Inc.	1,534,033

	Cayman Islands - 0.1%
12,040	Consolidated Water Co. Ltd.	161,336

	China - 4.1%
4,624,755	Beijing Enterprises Water Group Ltd.	3,328,970
323,013	China Everbright Water Ltd.	115,961
9,119,932	CT Environmental Group Ltd.	1,772,343
1,934,159	Guangdong Investment Ltd.	2,878,445

		8,095,719

	Finland - 0.5%
45,800	Uponor Oyj	972,223

	France - 8.5%
365,232	Suez	5,464,405
444,858	Veolia Environnement SA	11,244,354

		16,708,759

	Hong Kong - 0.9%
1,931,282	China Water Affairs Group Ltd.	1,822,279

	Italy - 1.5%
38,700	ACEA SpA	750,156
588,959	Hera SpA	2,157,066

		2,907,222

	Japan - 6.0%
106,985	Kurita Water Industries Ltd.	3,499,028
14,318	METAWATER Co. Ltd.	392,727
9,392	Torishima Pump Manufacturing Co. Ltd.	95,421
137,182	TOTO Ltd.	7,829,636

		11,816,812

	Netherlands - 2.6%
75,602	Aalberts Industries NV	4,143,974
48,519	Arcadis NV	1,106,703

		5,250,677

	Singapore - 0.1%
430,166	SIIC Enviornment Holdings Ltd.	177,429

	South Korea - 1.4%
30,931	Coway Co. Ltd.	2,757,533

	Spain - 2.1%
45,218	Acciona SA	4,108,735

	Switzerland - 16.8%
211,990	Ferguson PLC	16,387,390
35,107	Geberit AG	16,654,676

		33,042,066

	Taiwan - 0.0%
43,000	Forest Water Environment Engineering Co. Ltd.	$94,865

	United Kingdom - 14.5%
203,979	Halma PLC	3,704,173
300,336	Pennon Group PLC	3,069,090
73,925	Pentair PLC	5,285,637
108,457	Polypipe Group PLC	610,448
221,492	Severn Trent PLC	6,152,993
39,431	Spirax-Sarco Engineering PLC	3,182,135
621,960	United Utilities Group PLC	6,527,303

		28,531,779

	United States - 37.5%
64,320	A.O. Smith Corp.	4,295,290
69,162	American Water Works Co., Inc.	5,752,204
36,358	Aqua America, Inc.	1,316,523
162,091	Danaher Corp.	16,416,576
112,529	Ecolab, Inc.	15,492,993
182,815	HD Supply Holdings, Inc.(a)	7,109,675
21,049	IDEX Corp.	3,020,111
27,016	Roper Technologies, Inc.	7,580,419
37,462	Waters Corp.(a)	8,077,182
66,451	Xylem, Inc.	4,801,749

		73,862,722

	Total Investments in Securities (Cost $151,473,480) - 99.8%	196,664,770
	Other assets less liabilities - 0.2%	355,542

	Net Assets - 100.0%	$197,020,312

Notes to Schedule of Investments:

(a)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 9.0%
1,513,405	GWA Group Ltd.	$3,455,853
3,425,706	Qantas Airways Ltd.	14,618,799
563,865	Seven Group Holdings Ltd.	7,478,939

		25,553,591

	Canada - 20.1%
107,737	Dollarama, Inc.	14,768,887
416,650	Gildan Activewear, Inc.	14,205,868
250,372	Great Canadian Gaming Corp.(a)	7,469,222
460,111	Home Capital Group, Inc.(b)	6,413,089
257,458	TFI International, Inc.	6,673,321
109,064	West Fraser Timber Co. Ltd.	7,650,526

		57,180,913

	Denmark - 7.5%
208,807	GN Store Nord A/S	7,067,185
118,533	Jyske Bank A/S	6,878,811
156,158	Topdanmark A/S(a)	7,491,360

		21,437,356

	France - 7.6%
183,160	IPSOS	7,018,560
501,608	Vivendi SA	14,765,876

		21,784,436

	Germany - 4.6%
150,087	OSRAM Licht AG	13,155,276

	Japan - 29.9%
69,612	Broadleaf Co. Ltd.	711,713
149,608	Fuji Machine Manufacturing Co. Ltd.	3,152,383
22,251	Godo Steel Ltd.	456,619
70,224	HIS Co. Ltd.	2,534,768
113,661	J Trust Co. Ltd.(b)	780,960
144,765	Kagome Co. Ltd.	5,391,138
168,867	Kitz Corp.	1,452,669
86,711	Komori Corp.	1,151,063
56,688	Macnica Fuji Electronics Holdings, Inc.	1,565,795
357,408	Marui Group Co. Ltd.	6,502,792
21,130	Melco Holdings, Inc.	730,757
64,636	Mixi, Inc.	2,851,196
86,241	Nichi-iko Pharmaceutical Co. Ltd.	1,348,664
135,841	Nihon Unisys Ltd.	2,852,344
113,581	Nikkiso Co. Ltd.	1,345,428
1,354,024	Nissan Motor Co. Ltd.	14,432,751
244,035	Onward Holdings Co. Ltd.	2,094,827
139,144	OSG Corp.	3,524,650
48,204	Qol Co. Ltd.	956,087
18,011	Roland DG Corp.	528,837
356,894	Seibu Holdings, Inc.	7,127,744
81,729	Sodick Co. Ltd.(b)	1,136,591
170,573	SoftBank Group Corp.	14,032,756
71,909	Star Micronics Co. Ltd.	1,506,627
66,564	T-Gaia Corp.	1,653,200
228,824	Toshiba Machine Co. Ltd.	1,867,823
14,840	Toyo Kanetsu KK	587,319

84,606	Tsugami Corp.	$1,255,661
37,009	United Arrows Ltd.	1,625,745

		85,158,907

	Netherlands - 0.7%
363,805	BinckBank NV	1,975,997

	South Africa - 5.0%
622,701	African Rainbow Minerals Ltd.	6,712,768
523,887	Barloworld Ltd.	7,446,817

		14,159,585

	South Korea - 2.3%
182,538	Samsung Card Co. Ltd.	6,658,103

	Sweden - 2.7%
440,851	Com Hem Holding AB	7,689,425

	Taiwan - 2.7%
1,155,700	Darfon Electronics Corp.	1,211,392
11,416,600	Walsin Lihwa Corp.	6,561,152

		7,772,544

	Turkey - 0.3%
315,355	Dogus Otomotiv Servis ve Ticaret AS(a)	746,482

	United Kingdom - 2.5%
1,017,202	Paragon Group of Cos. PLC (The)	7,134,199
90,508	Sole Realisation Co. PLC(a)(c)	90,095

		7,224,294

	United States - 5.1%
204,064	Carnival PLC	14,422,407

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $245,913,436) - 100.0%	284,919,316

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
4,084,685	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $4,084,685)	4,084,685

	Total Investments in Securities (Cost $249,998,121) - 101.5%	289,004,001
	Other assets less liabilities - (1.5)%	(4,154,332)

	Net Assets - 100.0%	$284,849,669

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Quality Portfolio (IDHQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.4%
7,554	Aristocrat Leisure Ltd.	$146,193
2,270	Caltex Australia Ltd.	63,912
931	CIMIC Group Ltd.	35,538
625	Cochlear Ltd.	87,919
4,271	Computershare Ltd.	57,756
5,308	Crown Resorts Ltd.	56,950
4,297	CSL Ltd.	509,468
551	Domino’s Pizza Enterprises Ltd.	21,412
17,181	Fortescue Metals Group Ltd.	69,005
21,366	Insurance Australia Group Ltd.	125,260
30,087	Medibank Private Ltd.	81,616
564	REA Group Ltd.	33,636
2,683	SEEK Ltd.	42,474
43,769	South32 Ltd.	135,388
32,951	Telstra Corp. Ltd.	97,923
10,949	Woolworths Group Ltd.	238,937

		1,803,387

	Austria - 0.1%
138	Lenzing AG	17,604

	Belgium - 1.1%
525	Colruyt SA	29,150
3,192	KBC Group NV	307,776
1,246	Proximus SADP	42,158

		379,084

	Canada - 6.3%
2,217	Air Canada(a)	43,207
11,430	Barrick Gold Corp.	164,810
5,972	BlackBerry Ltd.(a)	75,937
6,733	Canadian National Railway Co.	541,011
1,372	Canadian Pacific Railway Ltd.	254,684
8,909	Cenovus Energy, Inc.	85,180
2,068	CGI Group, Inc., Class A(a)	118,667
2,887	CI Financial Corp.	69,678
264	Constellation Software, Inc.	171,096
8,616	Encana Corp.	106,818
1,746	Gildan Activewear, Inc.	59,531
6,715	Lundin Mining Corp.	48,658
1,865	Metro, Inc.	62,569
1,727	Saputo, Inc.	59,587
3,717	Shaw Communications, Inc., Class B	81,348
2,778	Thomson Reuters Corp.	120,530
594	West Fraser Timber Co. Ltd.	41,667

		2,104,978

	China - 0.6%
38,084	BOC Hong Kong (Holdings) Ltd.	194,523

	Denmark - 7.1%
866	Chr. Hansen Holding A/S	75,957
1,026	Coloplast A/S, Class B	91,468
730	H. Lundbeck A/S	37,342
27,568	Novo Nordisk A/S, Class B	1,538,477

2,318	Novozymes A/S, Class B	$129,010
1,979	Orsted A/S(b)	120,578
1,289	Pandora A/S	122,639
1,351	Tryg A/S	32,994
3,273	Vestas Wind Systems A/S	224,073

		2,372,538

	Finland - 2.2%
1,332	Elisa Oyj	56,849
4,769	Kone Oyj, Class B	273,879
1,214	Neste Oyj	84,207
1,192	Orion Oyj, Class B	47,963
2,840	Outokumpu Oyj	24,412
4,462	UPM-Kymmene Oyj	150,859
1,441	Wartsila Oyj Abp	98,840

		737,009

	France - 6.8%
5,219	Airbus SE	601,395
24	Dassault Aviation SA	40,273
329	Hermes International	182,466
5,429	Peugeot SA	122,346
3,153	Safran SA	357,199
9,677	Sanofi	857,361
1,006	Thales SA	113,241

		2,274,281

	Germany - 3.4%
921	Continental AG	277,311
1,098	Covestro AG(b)	126,634
1,701	Deutsche Boerse AG	219,001
7,988	Deutsche Post AG	378,836
186	HOCHTIEF AG	33,714
4,326	TUI AG	97,998

		1,133,494

	Hong Kong - 1.9%
2,380	ASM Pacific Technology Ltd.	32,498
15,076	Chow Tai Fook Jewellery Group Ltd.	16,885
5,889	CK Infrastructure Holdings Ltd.	52,442
2,600	Dairy Farm International Holdings Ltd.	22,100
24,224	Galaxy Entertainment Group Ltd.	214,631
26,771	Sands China Ltd.	159,501
11,675	Techtronic Industries Co. Ltd.	77,769
10,798	Wharf Real Estate Investment Co. Ltd.(a)	74,619

		650,445

	Ireland - 0.7%
1,136	Kerry Group PLC, Class A	121,351
814	Ryanair Holdings PLC ADR(a)	99,886

		221,237

	Israel - 0.7%
8,350	Bank Hapoalim BM	62,685
1,252	Check Point Software Technologies Ltd.(a)	129,469
9,536	Israel Discount Bank Ltd., Class A(a)	28,635
224	SodaStream International Ltd.(a)	17,613

		238,402

	Italy - 1.1%
2,890	Banca Mediolanum SpA	28,442
1,488	Ferrari NV	178,027
4,989	Finecobank Banca Fineco SpA	62,213
1,696	Moncler SpA	56,073
923	Recordati SpA	42,164
578	Salvatore Ferragamo SpA	16,316

		383,235

	Japan - 19.4%
260	ABC-Mart, Inc.	16,912
1,802	Alfresa Holdings Corp.	43,896
16,362	Astellas Pharma, Inc.	215,852
1,711	Bandai Namco Holdings, Inc.	55,803
5,808	Bridgestone Corp.	282,326

Schedule of Investments

2,078	Brother Industries Ltd.	$53,133
898	Calbee, Inc.	31,591
644	Canon Marketing Japan, Inc.	17,664
6,429	Chiba Bank Ltd. (The)	55,600
1,080	Daifuku Co. Ltd.	72,228
898	Daito Trust Construction Co. Ltd.	156,845
300	Disco Corp.	70,194
756	Dowa Holdings Co. Ltd.	31,444
756	Fast Retailing Co. Ltd.	337,224
8,008	GungHo Online Entertainment, Inc.	23,036
3,538	Haseko Corp.	55,231
295	Hirose Electric Co. Ltd.	44,187
47,160	Hitachi Ltd.	374,325
593	Hoshizaki Corp.	56,010
3,495	Hoya Corp.	178,312
4,380	Japan Exchange Group, Inc.	78,688
644	Kagome Co. Ltd.	23,983
10,325	Kajima Corp.	102,063
1,672	Kakaku.com, Inc.	29,272
347	Kaken Pharmaceutical Co. Ltd.	18,184
1,080	Kamigumi Co. Ltd.	23,687
5,684	Kao Corp.	393,826
8,085	Kirin Holdings Co. Ltd.	201,542
1,181	Koito Manufacturing Co. Ltd.	82,985
886	Konami Holdings Corp.	50,649
898	Kurita Water Industries Ltd.	29,370
3,603	Kyushu Financial Group, Inc.	21,554
514	Mabuchi Motor Co. Ltd.	30,419
2,355	Makita Corp.	110,895
514	McDonald’s Holdings Co. Japan Ltd.	23,121
1,728	Mitsubishi Gas Chemical Co., Inc.	48,758
2,916	Mitsubishi Heavy Industries Ltd.	109,582
7,342	Mitsubishi Motors Corp.	54,415
648	Mitsui Mining & Smelting Co. Ltd.	36,213
4,684	MS&AD Insurance Group Holdings, Inc.	159,244
1,070	Nabtesco Corp.	50,483
384	Nifco, Inc.	26,912
648	Nihon M&A Center, Inc.	38,587
478	Nippon Shinyaku Co. Ltd.	32,887
1,235	Nissan Chemical Industries Ltd.	50,292
1,459	Nitto Denko Corp.	133,316
1,457	Nomura Research Institute Ltd.	67,007
5,972	Obayashi Corp.	71,781
539	OBIC Co. Ltd.	41,923
3,154	Olympus Corp.	121,213
1,869	OMRON Corp.	116,604
540	Oracle Corp. Japan	43,435
454	Otsuka Corp.	38,057
1,504	Persol Holdings Co. Ltd.	37,436
1,315	Pigeon Corp.	51,321
839	Pola Orbis Holdings, Inc.	32,821
1,188	Relo Group, Inc.	35,154
1,422	Renesas Electronics Corp.(a)	16,714
492	SCREEN Holdings Co. Ltd.	42,730
3,672	Sekisui Chemical Co. Ltd.	69,972
626	Seria Co. Ltd.	37,277
260	Shimamura Co. Ltd.	30,560
2,940	Shionogi & Co. Ltd.	162,602
5,143	Shizuoka Bank Ltd. (The)	54,702
1,694	Showa Shell Sekiyu K.K.	24,008
752	Square Enix Holdings Co. Ltd.	34,274
2,251	Start Today Co. Ltd.	66,094
5,740	Subaru Corp.	190,255
1,910	Suruga Bank Ltd.	38,531
1,080	Taiheiyo Cement Corp.	45,860
3,658	Taisei Corp.	185,991
1,446	Tokyo Electron Ltd.	271,038

3,014	Tosoh Corp.	$69,030
882	Toyota Boshoku Corp.	18,851
1,195	Trend Micro, Inc.	64,373
3,621	Unicharm Corp.	96,699
1,974	USS Co. Ltd.	43,945
2,570	Yamaguchi Financial Group, Inc.	30,090
2,700	Yamaha Motor Co. Ltd.	89,542
406	Zenkoku Hosho Co. Ltd.	18,969

		6,491,599

	Mexico - 0.1%
1,698	Fresnillo PLC	32,453

	Netherlands - 0.4%
616	GrandVision NV(b)	14,388
36,726	Koninklijke KPN NV	129,019

		143,407

	New Zealand - 0.3%
5,145	Fisher & Paykel Healthcare Corp. Ltd.	50,834
17,007	Spark New Zealand Ltd.	45,187

		96,021

	Norway - 1.1%
357	Aker ASA, Class A	20,509
14,517	DNO ASA(a)	18,647
4,080	Marine Harvest ASA	70,929
7,829	Orkla ASA	81,816
583	Salmar ASA	15,919
656	Schibsted ASA, Class A	21,168
5,724	Telenor ASA	134,594

		363,582

	Portugal - 0.2%
2,545	Jeronimo Martins SGPS SA	54,389

	Singapore - 0.4%
17,172	ComfortDelGro Corp. Ltd.	27,545
5,308	SATS Ltd.	22,421
14,385	Singapore Technologies Engineering Ltd.	37,028
2,268	Venture Corp. Ltd.	39,948

		126,942

	South Korea - 2.2%
407	Celltrion Healthcare Co. Ltd.(a)	52,216
842	Cheil Worldwide, Inc.	16,756
411	Coway Co. Ltd.	36,641
406	GS Retail Co. Ltd.	14,809
99	Hanssem Co. Ltd.(a)	15,807
532	Hyundai Development Co.-Engineering & Construction	22,070
228	Hyundai Heavy Industries Co. Ltd.(a)	29,678
433	KEPCO Plant Service & Engineering Co. Ltd.(a)	16,990
1,054	KT&G Corp.	105,119
691	Meritz Fire & Marine Insurance Co. Ltd.	16,113
320	Orion Corp.(a)	35,061
5,403	SK Hynix, Inc.	371,888

		733,148

	Spain - 2.5%
2,429	ACS Actividades de Construccion y Servicios SA	97,617
565	Aena SME SA(b)	123,490
3,454	Amadeus IT Group SA	268,840
9,763	Industria de Diseno Textil SA	351,125

		841,072

	Sweden - 3.3%
5,889	Atlas Copco AB, Class A	277,037
1,401	Axfood AB	28,254
2,759	Electrolux AB, Series B	97,721
8,872	Hennes & Mauritz AB, Class B	157,391

Schedule of Investments

2,191	Hexpol AB, Class B	$23,585
1,363	Industrivarden AB, Class C	36,424
2,397	Kinnevik AB, Class B	87,707
9,624	Sandvik AB	190,103
3,168	SKF AB, Class B	78,550
22,371	Telia Co. AB	112,645

		1,089,417

	Switzerland - 14.4%
15,828	ABB Ltd.	441,842
2,130	Ferguson PLC	164,655
414	Geberit AG	196,400
66	Givaudan SA	159,036
675	Kuehne + Nagel International AG	124,094
18,125	Nestle SA	1,568,000
221	Partners Group Holding AG	172,002
6,292	Roche Holding AG	1,553,033
512	Schindler Holding AG-PC	128,551
58	SGS SA	156,168
19	Sika AG-BR	164,840

		4,828,621

	United Kingdom - 18.1%
3,672	Admiral Group PLC	96,498
12,028	Anglo American PLC	292,246
10,268	AstraZeneca PLC	713,508
7,766	Barratt Developments PLC	64,627
1,395	Berkeley Group Holdings PLC (The)	78,676
70,345	BT Group PLC	255,537
4,606	Burberry Group PLC	103,424
14,612	Compass Group PLC	308,049
21,548	Diageo PLC	776,017
12,765	Direct Line Insurance Group PLC	67,037
8,513	Experian PLC	196,479
2,509	IMI PLC	47,418
8,718	International Consolidated Airlines Group SA	79,368
1,534	Intertek Group PLC	109,595
36,453	ITV PLC	86,569
35,123	National Grid PLC	401,921
1,265	Next PLC	91,600
3,296	Persimmon PLC	117,271
16,790	Rentokil Initial PLC	70,912
10,026	Rio Tinto PLC	559,178
1,355	Schroders PLC	71,680
7,566	Smith & Nephew PLC	136,535
27,739	Standard Life Aberdeen PLC	167,844
2,255	Subsea 7 SA	35,251
29,644	Taylor Wimpey PLC	80,348
16,709	Unilever NV CVA	971,031
1,327	Whitbread PLC	73,237

		6,051,856

	United States - 0.2%
497	ICON PLC(a)	54,431

	Total Common Stocks and Other Equity Interests (Cost $29,125,180)	33,417,155

	Rights - 0.0%
	South Korea - 0.0%
40	Hyundai Heavy Industries Co. Ltd., expiring 03/12/18(a) (Cost $0)	1,236

	Total Investments in Securities (Cost $29,125,180) - 100.0%	33,418,391
	Other assets less liabilities - (0.0)%	(3,343)

	Net Assets - 100.0%	$33,415,048

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $46,898,234, which represented 3.97% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2018

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 94.9%
	U.S. Treasury Securities - 94.9%
	U.S. Treasury Bonds - 91.6%
$5,519,200	8.875%, 02/15/2019	$5,910,934
5,285,200	8.500%, 02/15/2020	5,958,547
5,162,200	7.875%, 02/15/2021	6,010,938
4,971,300	7.125%, 02/15/2023	6,053,723
5,113,800	6.250%, 08/15/2023	6,090,516
4,596,300	7.625%, 02/15/2025	6,067,116
4,948,700	6.000%, 02/15/2026	6,139,867
4,666,800	6.625%, 02/15/2027	6,144,681
4,708,900	6.125%, 11/15/2027	6,088,461
5,004,700	5.250%, 02/15/2029	6,206,219
4,473,300	6.250%, 05/15/2030	6,109,200
14,404,900	5.375%, 02/15/2031	18,561,220
15,194,500	4.500%, 02/15/2036	18,869,966
4,926,100	4.750%, 02/15/2037	6,334,849
5,153,700	4.375%, 02/15/2038	6,359,787
5,855,400	3.500%, 02/15/2039	6,446,658
5,012,800	4.625%, 02/15/2040	6,445,071
4,913,600	4.750%, 02/15/2041	6,451,595
6,306,400	3.125%, 02/15/2042	6,549,664
6,321,800	3.125%, 02/15/2043	6,557,509
5,782,000	3.625%, 02/15/2044	6,519,205
7,182,500	2.500%, 02/15/2045	6,600,325
7,200,900	2.500%, 02/15/2046	6,596,137
6,473,700	3.000%, 02/15/2047	6,549,690

		175,621,878

	U.S. Treasury Notes - 3.3%
6,366,200	2.000%, 02/15/2022	6,260,387

	Total Long-Term Investments (Cost $190,006,706)	181,882,265

	Short- Term Investments - 3.3%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Notes - 3.2%
6,203,600	3.500%, 02/15/2018 (Cost $6,208,203)	6,208,740

Number of Shares
	Money Market Fund - 0.1%
101,705	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(a) (Cost $101,705)	101,705

	Total Short-Term Investments (Cost $6,309,908)	6,310,445

	Total Investments in Securities (Cost $196,316,614) - 98.2%	188,192,710
	Other assets less liabilities - 1.8%	3,444,989

	Net Assets - 100.0%	$191,637,699

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 94.4%
	Ad Valorem Property Tax - 21.3%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$858,855
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,736,040
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,067,090
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,651,542
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,217,424
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	898,336
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	4,999,375
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,257,500
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,556,955
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/2019	1,058,850
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,108,987
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,096,700
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	264,378
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,167,810
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,285,883
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,130,170
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	5,866,200
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,170,010
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,700,085
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,145,397
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,133,700
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,136,680
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,153,580
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,488,850
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,040,930
2,100,000	West Contra Costa California Unified School District (Election of 2010) Ser. 11A AGM	5.250	08/01/2041	2,331,672
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/2032	2,262,340

				53,785,339

	College & University Revenue - 6.4%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,722,765
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,176,960
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,306,236
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,303,240
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,435,517
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,703,745
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	846,521
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	839,681
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,699,650

				16,034,315

	Electric Power Revenue - 6.8%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM(a)	5.000	10/01/2020	2,177,700
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	2,179,260
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,870,725
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	4,967,688
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,142,190
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,136,490
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,727,010

Schedule of Investments

$575,000	Redding California Electric System COP Rev. Ser. 08A AGM(a)	5.000%	06/01/2018	$582,136
425,000	Redding California Electric System COP Rev. Ser. 08A AGM	5.000	06/01/2030	429,734

				17,212,933

	General Fund - 8.8%
25,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	25,039
2,025,000	California State Ser. 10	5.250	11/01/2040	2,219,967
2,000,000	California State Ser. 16	5.000	09/01/2046	2,295,700
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,159,310
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	3,013,903
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/2038	5,243,050
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,300,824
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,232,520
4,000,000	California State Various Purpose Ser. 17	5.000	11/01/2047	4,649,560

				22,139,873

	Health, Hospital, Nursing Home Revenue - 12.0%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,131,920
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,426,984
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	579,010
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,712,430
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,293,460
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	522,330
2,265,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 08A(a)	5.000	08/15/2018	2,310,594
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,626,411
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,137,610
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	708,585
2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	2,296,860
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,017,410
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,131,390
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,073,140
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	549,590
495,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	500,623
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,110,970
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,698,114
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,111,580
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,104,080
1,000,000	California Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A	6.000	08/15/2042	1,099,210
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,157,578

				30,299,879

	Highway Tolls Revenue - 2.5%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,157,500
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,014,120
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,160,280

				6,331,900

Schedule of Investments

	Lease Revenue - 6.4%
$540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000%	05/01/2039	$615,265
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,165,220
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	780,235
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,257,091
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,586,790
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,275,740
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,187,718
1,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	1,056,870
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,132,190
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A	5.250	03/01/2040	756,742
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,412,140

				16,226,001

	Local or GTD Housing - 0.4%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,128,510

	Miscellaneous Revenue - 2.0%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,055,430
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,725,840
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,138,070
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,137,640

				5,056,980

	Natural Gas Revenue - 1.1%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,645,875

	Port, Airport & Marina Revenue - 7.9%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,741,515
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	552,580
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	549,190
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,072,490
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,278,200
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	4,063,535
2,000,000	San Francisco California City & County Airports Commission (International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,310,360
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,246,840
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,095,458

				19,910,168

	Recreational Revenue - 0.4%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,124,470

	Sales Tax Revenue - 4.8%
4,990,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2038	5,865,745
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,542,420
4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	4,619,160

				12,027,325

	Sewer Revenue - 1.4%
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	662,980
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,190,860
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,725,904

				3,579,744

	Special Tax - 1.2%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,899,572

Schedule of Investments

	Tax Increment Revenue - 1.6%
$1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000%	09/01/2044	$1,099,300
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,836,700

				3,936,000

	Transit Revenue - 1.4%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,901,260
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,718,715

				3,619,975

	Water Revenue - 8.0%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,194,340
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,762,530
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,735,560
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,235,180
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,359,687
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,118,220
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	504,460
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,173,030
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,334,740
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,669,185

				20,086,932

	Total Investments in Securities (Cost $236,865,294)(b) - 94.4%			238,045,791
	Other assets less liabilities - 5.6%			14,228,258

	Net Assets - 100.0%			$252,274,049

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

WSIP - Water System Improvement Program

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. ty, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	9.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 42.2%
2,819,296	Aberdeen Asia-Pacific Income Fund, Inc.	$13,983,708
165,562	BlackRock 2022 Global Income Opportunity Trust	1,639,064
525,999	BlackRock Core Bond Trust	7,122,026
1,188,087	BlackRock Credit Allocation Income Trust	15,409,488
632,759	BlackRock Income Trust, Inc.	3,752,261
366,282	BlackRock Limited Duration Income Trust	5,790,918
418,605	BlackRock Multi-Sector Income Trust	7,430,239
440,060	BlackRock Taxable Municipal Bond Trust	9,734,127
225,099	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,809,805
78,313	Cohen & Steers Select Preferred and Income Fund, Inc.	2,075,294
83,407	Doubleline Funds Trust - Doubleline Opportunistic Credit Fund	1,779,905
994,639	DoubleLine Income Solutions Fund	20,230,957
276,430	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,424,291
1,292,996	Eaton Vance Limited Duration Income Fund	17,261,497
194,084	Eaton Vance Short Duration Diversified Income Fund	2,674,478
95,202	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	893,947
158,565	First Trust Aberdeen Global Opportunity Income Fund	1,855,211
454,755	First Trust Intermediate Duration Preferred & Income Fund	10,786,789
125,118	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,041,619
59,494	Flaherty & Crumrine Preferred Income Fund, Inc.(a)	797,815
253,455	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,742,143
75,073	Flaherty & Crumrine Total Return Fund, Inc.	1,485,695
222,079	Franklin Limited Duration Income Trust	2,596,104
134,326	Guggenheim Taxable Municipal Managed Duration Trust	2,885,322
102,002	Insight Select Income Fund	2,058,400
87,764	Invesco Bond Fund(b)	1,695,600
2,008,882	Invesco Senior Income Trust(b)	8,839,081
173,856	John Hancock Preferred Income Fund(a)	3,539,708
140,936	John Hancock Preferred Income Fund II	2,839,860
242,049	John Hancock Preferred Income Fund III	4,269,744
254,466	John Hancock Premium Dividend Fund(a)	4,005,295
511,888	MFS Charter Income Trust	4,289,621
1,143,718	MFS Intermediate Income Trust	4,551,998
780,433	MFS Multimarket Income Trust	4,627,968
204,568	Nuveen Build America Bond Fund	4,300,019
1,509,511	Nuveen Credit Strategies Income Fund(a)	12,227,039
440,741	Nuveen Floating Rate Income Fund	4,887,818
257,252	Nuveen Global High Income Fund	4,301,253
800,405	Nuveen Preferred & Income Opportunities Fund	7,851,973
1,356,236	Nuveen Preferred & Income Securities Fund	12,802,868
177,220	Nuveen Preferred & Income Term Fund	4,232,014
45,537	Nuveen Preferred And Income 2022 Term Fund	1,073,762
205,686	PIMCO Corporate & Income Strategy Fund	3,467,866

97,963	PIMCO Income Opportunity Fund	$2,540,181
146,156	PIMCO Income Strategy Fund	1,692,486
390,624	PIMCO Income Strategy Fund II	4,007,802
245,683	Pioneer Floating Rate Trust	2,842,552
370,775	Prudential Short Duration High Yield Fund, Inc.	5,431,854
523,735	Putnam Master Intermediate Income Trust	2,498,216
1,051,917	Putnam Premier Income Trust	5,469,968
108,663	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,971,038
89,652	Stone Harbor Emerging Markets Income Fund	1,457,742
470,164	TCW Strategic Income Fund, Inc.	2,562,394
1,652,884	Templeton Global Income Fund	10,677,631
64,035	Virtus Global Multi-Sector Income Fund	955,402
144,582	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,530,185
70,529	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,470,530
116,351	Western Asset Premier Bond Fund	1,557,940
747,541	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	8,619,148
354,279	Western Asset/Claymore Inflation-Linked Securities & Income Fund	4,184,035

		302,533,694

	Bonds/High Yield - 28.5%
935,954	AllianceBernstein Global High Income Fund, Inc.	11,643,268
198,682	Barings Global Short Duration High Yield Fund	3,753,103
1,407,951	BlackRock Corporate High Yield Fund, Inc.	15,304,427
647,329	BlackRock Debt Strategies Fund, Inc.	7,560,803
369,396	BlackRock Floating Rate Income Strategies Fund, Inc.	5,252,811
186,498	BlackRock Floating Rate Income Trust	2,573,672
127,259	Blackstone/GSO Long-Short Credit Income Fund	2,034,871
571,406	Credit Suisse Asset Management Income Fund, Inc.	1,868,498
680,414	Credit Suisse High Yield Bond Fund	1,905,159
116,112	Deutsche High Income Opportunities Fund, Inc.	1,747,486
214,266	Deutsche Multi-Market Income Trust	1,902,682
580,395	Dreyfus High Yield Strategies Fund	1,909,500
430,359	Eaton Vance Floating-Rate Income Trust	6,205,777
163,692	Eaton Vance High Income 2021 Target Term Trust	1,630,372
360,918	Eaton Vance Senior Floating-Rate Trust	5,157,518
328,659	First Trust High Income Long/Short Fund(a)	5,514,898
283,617	First Trust Senior Floating Rate 2022 Target Term Fund	2,668,836
290,635	First Trust Senior Floating Rate Income Fund II	3,746,285
50,420	Guggenheim Credit Allocation Fund	1,141,509
165,241	Invesco High Income 2023 Target Term Fund(b)	1,645,800
164,071	Ivy High Income Opportunities Fund	2,367,545
223,571	KKR Income Opportunities Fund	3,565,957
233,022	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,296,432
238,939	Neuberger Berman High Yield Strategies Fund, Inc.	2,731,073
231,453	New America High Income Fund, Inc. (The)	2,101,593
306,947	Nuveen Floating Rate Income Opportunity Fund	3,391,764
102,010	Nuveen High Income 2020 Target Term Fund	1,020,100
224,559	Nuveen High Income December 2018 Target Term Fund	2,214,152
424,942	Nuveen High Income November 2021 Target Term Fund	4,117,688

Schedule of Investments

203,488	Nuveen NASDAQ 100 Dynamic Overwrite Fund	$5,140,107
307,124	Nuveen Senior Income Fund	1,974,807
80,549	Nuveen Short Duration Credit Opportunities Fund	1,337,113
422,865	PIMCO Corporate & Income Opportunity Fund	6,947,672
685,477	PIMCO High Income Fund(a)	5,209,625
92,202	Pioneer Diversified High Income Trust	1,422,677
325,601	Pioneer High Income Trust	3,155,074
501,469	Prudential Global Short Duration High Yield Fund, Inc.	7,150,948
65,168	Stone Harbor Emerging Markets Total Income Fund	1,027,048
584,670	Templeton Emerging Markets Income Fund	6,852,332
1,639,247	Voya Prime Rate Trust	8,376,552
777,709	Wells Fargo Income Opportunities Fund	6,486,093
382,259	Wells Fargo Multi-Sector Income Fund	4,992,303
758,815	Western Asset Emerging Markets Debt Fund, Inc.	11,746,456
556,141	Western Asset Global High Income Fund, Inc.	5,505,796
958,527	Western Asset High Income Fund II, Inc.	6,565,910
1,559,634	Western Asset High Income Opportunity Fund, Inc.	7,782,574
250,919	Western Asset High Yield Defined Opportunity Fund, Inc.	3,783,859

		204,430,525

	Domestic Equity - 0.4%
129,178	Guggenheim Strategic Opportunities Fund	2,686,902

	Option Income - 28.9%
1,063,888	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,383,766
333,000	BlackRock Energy and Resources Trust	4,945,050
430,554	BlackRock Enhanced Capital and Income Fund, Inc.	7,177,335
2,052,510	BlackRock Enhanced Equity Dividend Trust	19,478,320
670,555	BlackRock Enhanced Global Dividend Trust	8,469,110
1,077,851	BlackRock Enhanced International Dividend Trust	7,146,152
61,477	BlackRock Health Sciences Trust	2,226,082
1,168,660	BlackRock Resources & Commodities Strategy Trust	11,604,794
212,871	BlackRock Science & Technology Trust	6,309,496
363,182	Brookfield Real Assets Income Fund, Inc.(a)	8,531,145
253,405	Cohen & Steers Global Income Builder, Inc.	2,516,312
85,476	Columbia Seligman Premium Technology Growth Fund, Inc.(a)	1,915,517
309,986	Eaton Vance Enhanced Equity Income Fund	4,544,395
373,936	Eaton Vance Enhanced Equity Income Fund II	6,039,066
686,036	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,393,856
142,687	Eaton Vance Tax-Managed Buy-Write Income Fund	2,351,482
372,907	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,724,122
1,144,052	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,048,959
608,638	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(a)	7,486,247
2,033,159	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	19,640,316
135,122	First Trust Dynamic Europe Equity Income Fund	2,675,416
191,554	First Trust Enhanced Equity Income Fund(a)	3,066,780
164,913	GAMCO Natural Resources Gold & Income Trust	1,116,461

372,667	Guggenheim Enhanced Equity Income Fund	$3,432,263
93,663	John Hancock Hedged Equity & Income Fund	1,622,243
193,009	Madison Covered Call & Equity Strategy Fund	1,493,890
339,406	Nuveen Dow 30sm Dynamic Overwrite Fund	6,479,261
800,896	Nuveen S&P 500 Buy-Write Income Fund	11,340,687
106,123	Nuveen S&P 500 Dynamic Overwrite Fund	1,934,622
132,684	Voya Asia Pacific High Dividend Equity Income Fund	1,467,485
182,111	Voya Global Advantage and Premium Opportunity Fund	2,108,845
771,589	Voya Global Equity Dividend and Premium Opportunity Fund	6,103,269
147,725	Voya Infrastructure Industrials and Materials Fund	2,505,416
154,168	Voya Natural Resources Equity Income Fund	1,011,342

		207,289,502

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $683,225,402) - 100.0%	716,940,623

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
7,269,325	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $7,269,325)	7,269,325

	Total Investments in Securities (Cost $690,494,727) - 101.0%	724,209,948
	Other assets less liabilities - (1.0)%	(7,361,611)

	Net Assets - 100.0%	$716,848,337

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income

Invesco Bond Fund	$2,181,131	$120,514	$(543,625)	$(87,087)	$24,667*	$1,695,600	$31,425
Invesco High Income 2023 Target Term Fund	1,601,344	95,930	(31,973)	(19,299)	(202)	1,645,800	24,146
Invesco Senior Income Trust	8,681,050	529,127	(309,901)	(44,289)	(16,906)	8,839,081	119,528

Total Investments in Affiliates	$12,463,525	$745,571	$(885,499)	$(150,675)	$ 7,559	$12,180,481	$175,099

*	Includes $9,325 of capital gains distributions from affiliated Underlying Funds.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 81.5%
		Australia - 5.9%
CNH	10,000,000	Australia & New Zealand Banking Group Ltd., EMTN	4.750%	01/30/2025	$1,593,227
CNH	25,000,000	Commonwealth Bank of Australia, EMTN	4.200	10/26/2020	3,974,020

					5,567,247

		China - 45.3%
CNH	4,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	643,557
CNH	10,000,000	Bank of China Ltd./New York NY, EMTN	3.600	07/12/2018	1,584,758
CNH	8,000,000	Bank of China Ltd./Paris, EMTN	4.500	11/22/2020	1,271,990
CNH	6,000,000	China Development Bank	4.200	01/19/2027	936,881
CNH	7,600,000	China Development Bank, EMTN	3.600	11/13/2018	1,201,851
CNH	25,000,000	CNI Capital Ltd.	4.300	11/11/2019	3,947,024
CNH	15,000,000	Fantasia Holdings Group Co. Ltd.	9.500	05/04/2019	2,479,255
CNH	25,000,000	Fuqing Investment Management Ltd.	4.850	07/21/2018	3,979,295
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	799,731
CNH	8,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/2018	1,268,900
CNH	10,000,000	Industrial & Commercial Bank of China Ltd.	3.650	10/27/2018	1,582,185
CNH	15,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	09/19/2018	2,366,820
CNH	26,000,000	Lenovo Group Ltd.	4.950	06/10/2020	4,167,340
CNH	17,000,000	Longfor Properties Co. Ltd.	6.750	05/28/2018	2,718,250
CNH	10,000,000	Rosy Capital Global Ltd.	5.250	07/30/2018	1,592,004
CNH	5,000,000	Sinostrong International Ltd.	4.000	05/28/2018	793,627
CNH	15,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/2018	2,394,960
CNH	25,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/2018	3,967,578
CNH	24,550,000	Unican Ltd., EMTN	5.150	07/02/2018	3,906,673
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	795,799

					42,398,478

		France - 3.4%
CNH	10,000,000	BNP Paribas SA, EMTN	5.000	03/17/2025	1,598,669
CNH	10,000,000	Total Capital SA, EMTN	3.750	09/24/2018	1,583,178

					3,181,847

		Germany - 2.4%
CNH	14,000,000	BMW Finance NV, EMTN	4.250	10/18/2020	2,234,366

		Hong Kong - 9.0%
CNH	15,000,000	Lai Fung Holdings Ltd.	6.875	04/25/2018	2,394,964
CNH	12,960,000	New World China Land Ltd.	5.500	02/06/2018	2,058,720
CNH	25,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	3,988,728

					8,442,412

		New Zealand - 4.4%
CNH	11,000,000	Fonterra Co-operative Group Ltd., EMTN	3.600	01/29/2019	1,737,477
CNH	14,890,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	2,349,546

					4,087,023

		Singapore - 4.3%
CNH	5,000,000	BOC Aviation Ltd., EMTN	4.500	11/20/2018	796,356
CNH	15,000,000	BOC Aviation Ltd., EMTN	4.500	10/17/2020	2,394,726
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	793,718

					3,984,800

		South Korea - 2.7%
CNH	1,000,000	Korea Development Bank (The), Series 609, EMTN	4.100	08/24/2018	158,594
CNH	15,000,000	Shinhan Bank Co. Ltd., EMTN	4.200	08/06/2018	2,394,702

					2,553,296

		Supranational - 1.6%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,544,129

		United Kingdom - 1.7%
CNH	10,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	1,587,150

		United States - 0.8%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/2018	792,090

		Total Corporate Bonds (Cost $72,543,918)			76,372,838

Schedule of Investments

		Sovereign Debt Obligations - 15.9%
		China - 13.4%
CNH	15,000,000	China Government Bond	3.990%	06/26/2020	$2,384,121
CNH	6,000,000	China Government Bond	2.480	12/01/2020	913,174
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,499,190
CNH	15,000,000	China Government Bond	3.550	12/12/2021	2,333,850
CNH	6,500,000	China Government Bond	3.100	06/29/2022	988,352
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,359,895
CNH	5,000,000	China Government Bond	3.380	11/21/2024	754,500
CNH	15,000,000	China Government Bond	3.850	12/12/2026	2,309,113

					12,542,195

		South Korea - 2.5%
CNH	5,000,000	Export-Import Bank of Korea, EMTN	4.400	03/03/2018	794,433
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/2018	1,585,292

					2,379,725

		Total Sovereign Debt Obligations (Cost $14,881,223)			14,921,920

	Number of Shares
		Money Market Fund - 0.8%
	719,573	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $719,573)			719,573

		Total Investments in Securities (Cost $88,144,714) - 98.2%			92,014,331
		Other assets less liabilities - 1.8%			1,672,518

		Net Assets - 100.0%			$93,686,849

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.9%
	Argentina - 3.7%
$59,336,000	Argentine Republic Government International Bond	7.125%	07/06/2036	$60,849,068
58,897,000	Argentine Republic Government International Bond(a)	7.625	04/22/2046	62,342,475
61,180,000	Argentine Republic Government International Bond(a)(b)	7.125	06/28/2117	59,986,990

				183,178,533

	Brazil - 3.7%
46,730,000	Brazil Government International Bond	8.250	01/20/2034	60,749,000
53,099,000	Brazil Government International Bond	7.125	01/20/2037	64,063,944
60,060,000	Brazil Government International Bond	5.625	01/07/2041	60,570,510

				185,383,454

	Chile - 3.4%
57,599,000	Chile Government International Bond	3.125	01/21/2026	57,829,396
57,678,000	Chile Government International Bond	3.240	02/06/2028	57,562,644
56,470,000	Chile Government International Bond	3.860	06/21/2047	56,752,350

				172,144,390

	Colombia - 3.7%
44,767,000	Colombia Government International Bond	7.375	09/18/2037	59,831,095
51,093,000	Colombia Government International Bond	6.125	01/18/2041	61,567,065
53,609,000	Colombia Government International Bond	5.625	02/26/2044	61,301,892

				182,700,052

	Croatia - 3.5%
51,713,000	Croatia Government International Bond(b)	6.375	03/24/2021	56,489,937
52,800,000	Croatia Government International Bond(b)	5.500	04/04/2023	57,634,209
52,171,000	Croatia Government International Bond(b)	6.000	01/26/2024	58,866,939

				172,991,085

	Dominican Republic - 3.7%
56,368,000	Dominican Republic International Bond(b)	5.950	01/25/2027	60,666,060
52,050,000	Dominican Republic International Bond(b)	7.450	04/30/2044	61,809,375
56,267,000	Dominican Republic International Bond(b)	6.850	01/27/2045	62,878,373

				185,353,808

	El Salvador - 4.1%
57,524,000	El Salvador Government International Bond(b)	8.250	04/10/2032	67,159,270
62,245,000	El Salvador Government International Bond(b)	7.650	06/15/2035	68,625,112
64,225,000	El Salvador Government International Bond(b)	7.625	02/01/2041	70,808,063

				206,592,445

	Hungary - 3.5%
51,053,000	Hungary Government International Bond	5.750	11/22/2023	57,791,996
51,334,000	Hungary Government International Bond	5.375	03/25/2024	57,243,057
39,835,000	Hungary Government International Bond	7.625	03/29/2041	60,805,936

				175,840,989

	Indonesia - 3.5%
39,443,000	Indonesia Government International Bond(b)	8.500	10/12/2035	58,141,112
47,712,000	Indonesia Government International Bond(b)	6.625	02/17/2037	60,036,630
42,297,000	Indonesia Government International Bond(b)	7.750	01/17/2038	59,427,327

				177,605,069

	Kazakhstan - 3.7%
53,467,000	Kazakhstan Government International Bond, EMTN(b)	5.125	07/21/2025	59,482,038
58,844,000	Kazakhstan Government International Bond(b)	4.875	10/14/2044	62,696,340
49,465,000	Kazakhstan Government International Bond, EMTN(b)	6.500	07/21/2045	63,000,850

				185,179,228

	Lebanon - 3.3%
56,720,000	Lebanon Government International Bond	6.750	11/29/2027	55,644,589
58,883,000	Lebanon Government International Bond, EMTN	6.650	02/26/2030	55,919,419
56,297,000	Lebanon Government International Bond	7.250	03/23/2037	54,579,941

				166,143,949

	Lithuania - 3.3%
75,241,000	Lithuania Government International Bond(b)	6.125	03/09/2021	82,591,895
74,043,000	Lithuania Government International Bond(b)	6.625	02/01/2022	84,524,527

				167,116,422

	Mexico - 3.6%
51,280,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	59,677,100
54,902,000	Mexico Government International Bond, GMTN	5.550	01/21/2045	61,696,123
61,566,000	Mexico Government International Bond	4.600	01/23/2046	60,334,680

				181,707,903

Schedule of Investments

	Pakistan - 3.3%
$75,266,000	Pakistan Government International Bond(b)	8.250%	04/15/2024	$83,819,153
74,684,000	Pakistan Government International Bond(b)	8.250	09/30/2025	83,414,410

				167,233,563

	Panama - 3.6%
47,901,000	Panama Government International Bond	7.125	01/29/2026	61,001,923
40,937,000	Panama Government International Bond	8.875	09/30/2027	58,949,280
56,991,000	Panama Government International Bond	3.875	03/17/2028	59,356,127

				179,307,330

	Peru - 3.6%
53,999,000	Peruvian Government International Bond(a)	4.125	08/25/2027	57,913,928
38,991,000	Peruvian Government International Bond	8.750	11/21/2033	61,469,311
49,035,000	Peruvian Government International Bond	5.625	11/18/2050	61,833,135

				181,216,374

	Philippines - 3.5%
37,152,000	Philippine Government International Bond	9.500	02/02/2030	57,858,890
40,375,000	Philippine Government International Bond	7.750	01/14/2031	56,741,854
43,798,000	Philippine Government International Bond	6.375	10/23/2034	58,063,184

				172,663,928

	Poland - 3.5%
56,787,000	Republic of Poland Government International Bond	3.000	03/17/2023	56,888,649
55,166,000	Republic of Poland Government International Bond	4.000	01/22/2024	57,991,602
58,192,000	Republic of Poland Government International Bond	3.250	04/06/2026	58,665,392

				173,545,643

	Qatar - 3.4%
44,533,000	Qatar Government International Bond(b)	6.400	01/20/2040	55,719,244
47,907,000	Qatar Government International Bond(b)	5.750	01/20/2042	56,081,132
55,927,000	Qatar Government International Bond(b)	4.625	06/02/2046	56,661,322

				168,461,698

	Romania - 3.5%
55,495,000	Romanian Government International Bond, EMTN(b)	4.375	08/22/2023	58,718,316
53,474,000	Romanian Government International Bond, EMTN(b)	4.875	01/22/2024	58,015,921
47,916,000	Romanian Government International Bond, EMTN(b)	6.125	01/22/2044	60,913,215

				177,647,452

	Russia - 3.5%
53,000,000	Russian Foreign Bond - Eurobond(b)	4.875	09/16/2023	56,676,080
52,600,000	Russian Foreign Bond - Eurobond(b)	5.625	04/04/2042	59,043,500
50,400,000	Russian Foreign Bond - Eurobond(b)	5.875	09/16/2043	58,354,531

				174,074,111

	Serbia - 3.4%
149,131,000	Serbia International Bond(b)	7.250	09/28/2021	168,956,326

	Slovenia - 3.4%
151,729,000	Slovenia Government International Bond(b)	5.250	02/18/2024	170,640,199

	South Africa - 3.4%
49,445,000	Republic of South Africa Government International Bond	6.250	03/08/2041	55,509,776
56,820,000	Republic of South Africa Government International Bond(a)	5.375	07/24/2044	56,892,502
58,875,000	Republic of South Africa Government International Bond	5.000	10/12/2046	56,127,539

				168,529,817

	South Korea - 3.3%
51,796,000	Korea International Bond	3.875	09/11/2023	54,020,120
56,930,000	Korea International Bond	2.750	01/19/2027	55,188,796
49,898,000	Korea International Bond	4.125	06/10/2044	55,929,527

				165,138,443

	Sri Lanka - 3.6%
57,906,000	Sri Lanka Government International Bond(b)	6.125	06/03/2025	61,100,616
54,655,000	Sri Lanka Government International Bond(b)	6.850	11/03/2025	59,916,473
56,030,000	Sri Lanka Government International Bond(b)	6.825	07/18/2026	61,338,338

				182,355,427

	Turkey - 3.5%
48,902,000	Turkey Government International Bond	8.000	02/14/2034	59,565,570
53,285,000	Turkey Government International Bond	6.875	03/17/2036	58,777,032
50,571,000	Turkey Government International Bond	7.250	03/05/2038	58,007,971

				176,350,573

	Ukraine - 3.7%
57,532,000	Ukraine Government International Bond(b)	7.750	09/01/2025	62,111,547
58,090,000	Ukraine Government International Bond(b)	7.750	09/01/2026	62,192,316

Schedule of Investments

$58,975,000	Ukraine Government International Bond(b)	7.750%	09/01/2027	$63,103,250

				187,407,113

	Total Sovereign Debt Obligations (Cost $4,905,511,926)			4,955,465,324

Number of Shares
	Money Market Fund - 0.2%
12,291,435	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $12,291,435)			12,291,435

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 4,917,803,361) - 99.1%			4,967,756,759

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Fund - 1.2%
58,673,985	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $58,673,985)			58,673,985

	Total Investments in Securities (Cost $4,976,477,346) - 100.3%			5,026,430,744
	Other assets less liabilities - (0.3)%			(13,277,454)

	Net Assets - 100.0%			$5,013,153,290

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $2,551,600,936, which represented 50.90% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.6%
	Advertising - 0.8%
$2,377,000	Lamar Media Corp.	5.875%	02/01/2022	$2,436,425
2,121,000	Lamar Media Corp.	5.750	02/01/2026	2,245,609
5,315,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	5,551,039

				10,233,073

	Aerospace/Defense - 1.1%
8,502,000	TransDigm, Inc.	6.500	07/15/2024	8,767,687
2,045,000	Triumph Group, Inc.	4.875	04/01/2021	2,019,438
2,600,000	Triumph Group, Inc.	7.750	08/15/2025	2,762,500

				13,549,625

	Airlines - 3.6%
3,068,000	Allegiant Travel Co.	5.500	07/15/2019	3,160,040
12,095,000	American Airlines Group, Inc.	6.125	06/01/2018	12,241,350
14,297,000	Delta Air Lines, Inc.	3.625	03/15/2022	14,421,183
15,188,000	United Continental Holdings, Inc.	4.250	10/01/2022	15,282,925

				45,105,498

	Apparel - 0.6%
4,428,000	Under Armour, Inc.	3.250	06/15/2026	3,881,770
3,462,000	William Carter Co. (The)	5.250	08/15/2021	3,537,731

				7,419,501

	Auto Parts & Equipment - 2.2%
4,580,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	4,797,550
6,245,000	Dana, Inc.	5.500	12/15/2024	6,541,637
9,162,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	9,413,955
6,524,000	Tenneco, Inc.	5.000	07/15/2026	6,597,395

				27,350,537

	Banks - 1.1%
7,629,000	CIT Group, Inc.	5.000	08/15/2022	7,991,378
5,502,000	Discover Bank	7.000	04/15/2020	5,960,807

				13,952,185

	Building Materials - 1.3%
2,811,000	Griffon Corp.	5.250	03/01/2022	2,874,247
2,881,000	Masco Corp.	3.500	04/01/2021	2,915,486
2,802,000	Masco Corp.	4.450	04/01/2025	2,940,419
2,576,000	Owens Corning	4.200	12/15/2022	2,674,830
2,735,000	Owens Corning	3.400	08/15/2026	2,651,722
1,782,000	US Concrete, Inc.	6.375	06/01/2024	1,924,560

				15,981,264

	Chemicals - 2.9%
3,035,000	A Schulman, Inc.	6.875	06/01/2023	3,217,100
4,077,000	Blue Cube Spinco, Inc.	9.750	10/15/2023	4,831,245
4,099,000	CF Industries, Inc.	7.125	05/01/2020	4,467,910
4,838,000	CF Industries, Inc.	3.450	06/01/2023	4,745,836
5,701,000	Chemours Co. (The)	6.625	05/15/2023	6,035,934
7,434,000	Huntsman International LLC	4.875	11/15/2020	7,759,237
4,326,000	PolyOne Corp.	5.250	03/15/2023	4,542,300

				35,599,562

	Commercial Services - 3.0%
9,682,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)	5.500	04/01/2023	9,790,923
7,628,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	7,704,280
5,520,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	5,775,300
5,308,000	Service Corp. International	5.375	05/15/2024	5,599,940
7,908,000	United Rentals North America, Inc.	5.750	11/15/2024	8,352,825

				37,223,268

	Computers - 2.9%
3,487,000	Diebold Nixdorf, Inc.	8.500	04/15/2024	3,697,092
5,675,000	Leidos Holdings, Inc.	4.450	12/01/2020	5,852,344
5,723,000	NCR Corp.	6.375	12/15/2023	6,023,457
5,400,000	Seagate HDD Cayman(a)	4.250	03/01/2022	5,483,485
5,559,000	Seagate HDD Cayman	4.750	01/01/2025	5,525,922
8,030,000	Western Digital Corp.	10.500	04/01/2024	9,407,145

				35,989,445

	Cosmetics/Personal Care - 0.9%
8,031,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	7,077,319
4,446,000	Edgewell Personal Care Co.	4.700	05/24/2022	4,546,035

				11,623,354

Schedule of Investments

	Distribution/Wholesale - 0.8%
$3,333,000	H&E Equipment Services, Inc.(a)	5.625%	09/01/2025	$3,466,320
5,746,000	LKQ Corp.	4.750	05/15/2023	5,911,198

				9,377,518

	Diversified Financial Services - 2.6%
1,815,000	Aircastle Ltd.	5.125	03/15/2021	1,910,850
1,974,000	Aircastle Ltd.	5.000	04/01/2023	2,072,700
13,710,000	Ally Financial, Inc.	8.000	03/15/2020	14,985,030
6,428,000	Discover Financial Services	4.100	02/09/2027	6,453,725
5,832,000	Navient Corp., MTN	8.000	03/25/2020	6,318,681
408,000	Navient Corp., GMTN	5.500	01/25/2023	411,060

				32,152,046

	Electric - 3.9%
5,360,000	AES Corp.	7.375	07/01/2021	6,016,600
5,756,000	AES Corp.	5.500	03/15/2024	5,959,187
8,297,000	Calpine Corp.(b)	5.750	01/15/2025	7,882,150
2,436,000	Dynegy, Inc.	6.750	11/01/2019	2,509,080
2,776,000	Dynegy, Inc.(a)	8.125	01/30/2026	3,071,783
6,770,000	FirstEnergy Corp., Series A	2.850	07/15/2022	6,656,365
6,700,000	FirstEnergy Corp., Series B	3.900	07/15/2027	6,781,838
8,468,000	NRG Energy, Inc.	6.625	01/15/2027	9,001,484

				47,878,487

	Electrical Components & Equipment - 0.5%
2,772,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,858,625
2,850,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,949,750

				5,808,375

	Electronics - 0.3%
3,808,000	Jabil, Inc.	4.700	09/15/2022	3,999,390

	Engineering & Construction - 1.0%
7,479,000	AECOM	5.125	03/15/2027	7,507,046
4,600,000	MasTec, Inc.	4.875	03/15/2023	4,692,000

				12,199,046

	Entertainment - 2.2%
4,277,000	AMC Entertainment Holdings, Inc.(b)	5.750	06/15/2025	4,186,114
5,334,000	Cinemark USA, Inc.	4.875	06/01/2023	5,427,345
2,463,000	Eldorado Resorts, Inc.	6.000	04/01/2025	2,583,071
2,185,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	2,269,079
2,203,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	2,362,717
4,625,000	Pinnacle Entertainment, Inc.	5.625	05/01/2024	4,971,875
5,463,000	Regal Entertainment Group	5.750	03/15/2022	5,640,548

				27,440,749

	Environmental Control - 0.4%
4,391,000	Covanta Holding Corp.	5.875	03/01/2024	4,467,843

	Food - 2.3%
1,555,000	B&G Foods, Inc.	4.625	06/01/2021	1,566,662
1,762,000	B&G Foods, Inc.	5.250	04/01/2025	1,768,607
4,172,000	Darling Ingredients, Inc.	5.375	01/15/2022	4,276,300
4,435,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	4,717,997
4,230,000	Post Holdings, Inc.(a)	5.750	03/01/2027	4,244,594
7,217,000	SUPERVALU, Inc.(b)	7.750	11/15/2022	7,108,745
4,394,000	TreeHouse Foods, Inc.	4.875	03/15/2022	4,476,388

				28,159,293

	Food Service - 0.6%
7,419,000	Aramark Services, Inc.	4.750	06/01/2026	7,483,916

	Healthcare-Products - 1.1%
5,025,000	Becton Dickinson & Co.	2.894	06/06/2022	4,945,129
5,000,000	Becton Dickinson & Co.	3.700	06/06/2027	4,935,621
4,052,000	Teleflex, Inc.	4.625	11/15/2027	4,052,000

				13,932,750

	Healthcare-Services - 6.2%
2,938,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,988,534
6,820,000	Centene Corp.	6.125	02/15/2024	7,263,300
9,093,000	DaVita, Inc.	5.125	07/15/2024	9,178,520
4,332,000	Encompass Health Corp.	5.750	11/01/2024	4,434,885
4,207,000	Envision Healthcare Corp.	5.625	07/15/2022	4,301,657
7,465,000	HCA, Inc.	6.500	02/15/2020	7,978,219
7,604,000	HCA, Inc.	5.375	02/01/2025	7,784,595

Schedule of Investments

$4,555,000	Kindred Healthcare, Inc.	8.000%	01/15/2020	$4,882,391
2,623,000	LifePoint Health, Inc.	5.500	12/01/2021	2,678,739
2,521,000	LifePoint Health, Inc.	5.375	05/01/2024	2,439,067
5,970,000	Molina Healthcare, Inc.	5.375	11/15/2022	6,253,575
4,657,000	Tenet Healthcare Corp.	6.000	10/01/2020	4,913,135
5,018,000	Tenet Healthcare Corp.(a)	5.125	05/01/2025	4,967,820
6,275,000	WellCare Health Plans, Inc.	5.250	04/01/2025	6,568,042

				76,632,479

	Holding Companies-Diversified - 0.6%
7,382,000	Leucadia National Corp.	5.500	10/18/2023	7,874,947

	Home Builders - 2.8%
2,690,000	Beazer Homes USA, Inc.(a)	5.875	10/15/2027	2,690,000
2,159,000	CalAtlantic Group, Inc.	8.375	05/15/2018	2,201,100
2,336,000	CalAtlantic Group, Inc.	5.875	11/15/2024	2,555,000
1,500,000	Century Communities, Inc.	5.875	07/15/2025	1,524,375
3,169,000	KB Home	7.000	12/15/2021	3,501,745
3,399,000	Lennar Corp.	4.500	11/15/2019	3,488,394
2,993,000	Lennar Corp.(a)	4.750	11/29/2027	3,038,134
2,744,000	PulteGroup, Inc.	4.250	03/01/2021	2,816,030
2,691,000	PulteGroup, Inc.	5.500	03/01/2026	2,899,552
2,547,000	Toll Brothers Finance Corp.	5.875	02/15/2022	2,766,679
2,208,000	Toll Brothers Finance Corp.	4.375	04/15/2023	2,279,760
1,455,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,478,644
1,574,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,675,208
2,250,000	William Lyon Homes, Inc.	5.875	01/31/2025	2,303,438

				35,218,059

	Home Furnishings - 0.3%
4,008,000	Tempur Sealy International, Inc.	5.500	06/15/2026	4,038,060

	Household Products/Wares - 0.6%
7,085,000	Spectrum Brands, Inc.	5.750	07/15/2025	7,492,388

	Housewares - 0.4%
4,445,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	4,711,700

	Insurance - 2.1%
6,250,000	CNO Financial Group, Inc.	5.250	05/30/2025	6,453,125
6,735,000	Genworth Holdings, Inc.	7.625	09/24/2021	6,615,117
7,459,000	Genworth Holdings, Inc.	4.800	02/15/2024	6,396,092
2,854,000	MGIC Investment Corp.	5.750	08/15/2023	3,075,185
3,215,000	Radian Group, Inc.	4.500	10/01/2024	3,223,038

				25,762,557

	Internet - 2.5%
2,926,000	Expedia, Inc.	5.950	08/15/2020	3,141,315
3,412,000	Expedia, Inc.	3.800	02/15/2028	3,259,182
2,910,000	Netflix, Inc.	5.375	02/01/2021	3,070,050
2,695,000	NetFlix, Inc.	4.375	11/15/2026	2,647,002
10,353,000	Symantec Corp.	4.200	09/15/2020	10,586,302
4,035,000	VeriSign, Inc.	4.625	05/01/2023	4,156,050
3,803,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	4,002,658

				30,862,559

	Iron/Steel - 1.8%
4,245,000	AK Steel Corp.	7.500	07/15/2023	4,595,212
2,430,000	Allegheny Technologies, Inc.	5.950	01/15/2021	2,521,125
2,497,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,748,498
6,336,000	Cleveland-Cliffs, Inc.(a)(b)	5.750	03/01/2025	6,225,120
2,973,000	Steel Dynamics, Inc.	5.125	10/01/2021	3,054,757
2,899,000	Steel Dynamics, Inc.	5.500	10/01/2024	3,022,208

				22,166,920

	Leisure Time - 0.3%
3,400,000	Vista Outdoor, Inc.(b)	5.875	10/01/2023	3,306,500

	Lodging - 2.0%
3,848,000	Boyd Gaming Corp.	6.375	04/01/2026	4,136,600
3,975,000	Choice Hotels International, Inc.	5.750	07/01/2022	4,363,834
6,371,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	6,430,760
4,438,000	MGM Resorts International	6.625	12/15/2021	4,854,062
4,949,000	MGM Resorts International	6.000	03/15/2023	5,357,293

				25,142,549

	Media - 4.3%
4,564,000	AMC Networks, Inc.	5.000	04/01/2024	4,643,870
4,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	4,980,231

Schedule of Investments

$4,774,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%	07/23/2025	$4,998,993
8,295,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	8,580,929
4,659,000	DISH DBS Corp.	6.750	06/01/2021	4,891,950
4,519,000	DISH DBS Corp.	7.750	07/01/2026	4,660,219
2,634,000	LIN Television Corp.	5.875	11/15/2022	2,727,770
2,881,000	McClatchy Co. (The)(b)	9.000	12/15/2022	3,013,526
4,292,000	Sinclair Television Group, Inc.	6.125	10/01/2022	4,431,490
5,682,000	TEGNA, Inc.	6.375	10/15/2023	5,966,100
4,590,000	Tribune Media Co.	5.875	07/15/2022	4,744,913

				53,639,991

	Mining - 1.7%
8,295,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	8,253,525
8,122,000	Freeport-McMoRan, Inc.(b)	4.550	11/14/2024	8,294,593
2,051,000	Hecla Mining Co.	6.875	05/01/2021	2,109,966
2,490,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,664,300

				21,322,384

	Miscellaneous Manufacturing - 0.5%
5,964,000	Trinity Industries, Inc.	4.550	10/01/2024	5,982,394

	Office/Business Equipment - 1.0%
6,484,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	6,621,785
3,197,000	Pitney Bowes, Inc.	3.625	10/01/2021	3,085,105
3,459,000	Pitney Bowes, Inc.(b)	4.625	03/15/2024	3,286,050

				12,992,940

	Oil & Gas - 13.3%
5,800,000	Anadarko Petroleum Corp.	4.850	03/15/2021	6,094,932
5,600,000	Anadarko Petroleum Corp.(b)	5.550	03/15/2026	6,255,595
5,168,000	Antero Resources Corp.	5.625	06/01/2023	5,374,720
1,199,000	Callon Petroleum Co.	6.125	10/01/2024	1,249,957
2,491,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	2,584,412
5,900,000	Concho Resources, Inc.	4.375	01/15/2025	6,136,000
8,084,000	Continental Resources, Inc.	3.800	06/01/2024	7,952,635
4,500,000	Devon Energy Corp.	3.250	05/15/2022	4,541,550
3,925,000	Devon Energy Corp.	5.850	12/15/2025	4,529,812
8,047,000	Diamond Offshore Drilling, Inc.(b)	7.875	08/15/2025	8,559,996
2,076,000	Diamondback Energy, Inc.	4.750	11/01/2024	2,109,735
4,045,000	Energen Corp.	4.625	09/01/2021	4,125,900
2,408,000	Gulfport Energy Corp.	6.000	10/15/2024	2,438,100
12,775,000	Hess Corp.	4.300	04/01/2027	12,867,791
1,930,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,963,775
6,330,000	Marathon Oil Corp.	2.800	11/01/2022	6,215,134
5,960,000	Marathon Oil Corp.	4.400	07/15/2027	6,185,704
953,000	Matador Resources Co.	6.875	04/15/2023	1,005,415
4,507,000	Murphy Oil Corp.	4.450	12/01/2022	4,540,802
4,449,000	Murphy Oil Corp.	5.750	08/15/2025	4,571,348
7,495,000	Murphy Oil USA, Inc.	6.000	08/15/2023	7,794,800
3,193,000	Nabors Industries, Inc.(b)	5.500	01/15/2023	3,208,965
1,953,000	Newfield Exploration Co.	5.750	01/30/2022	2,089,710
1,659,000	Newfield Exploration Co.	5.625	07/01/2024	1,783,425
7,495,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	7,913,596
2,647,000	PDC Energy, Inc.	6.125	09/15/2024	2,766,115
2,609,000	QEP Resources, Inc.(b)	6.875	03/01/2021	2,830,765
2,975,000	QEP Resources, Inc.	5.250	05/01/2023	3,049,375
2,371,000	Range Resources Corp.	5.000	08/15/2022	2,400,638
2,616,000	Range Resources Corp.	5.000	03/15/2023	2,635,620
2,143,000	Rowan Cos., Inc.	4.875	06/01/2022	2,089,425
2,165,000	Rowan Cos., Inc.(b)	7.375	06/15/2025	2,229,279
1,048,000	RSP Permian, Inc.	6.625	10/01/2022	1,103,020
1,436,000	RSP Permian, Inc.	5.250	01/15/2025	1,497,030
2,359,000	SM Energy Co.(b)	6.125	11/15/2022	2,462,206
2,271,000	SM Energy Co.(b)	6.750	09/15/2026	2,378,873
2,391,000	Southwestern Energy Co.(b)	4.100	03/15/2022	2,361,113
2,682,000	Southwestern Energy Co.	6.700	01/23/2025	2,742,345
1,300,000	SRC Energy, Inc.(a)	6.250	12/01/2025	1,345,500
3,232,000	Unit Corp.	6.625	05/15/2021	3,276,440
5,703,000	Whiting Petroleum Corp.(a)	6.625	01/15/2026	5,845,575
1,994,000	WPX Energy, Inc.	6.000	01/15/2022	2,108,655

				165,215,783

	Oil & Gas Services - 0.7%
3,158,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	3,197,475
4,748,000	SESI LLC(a)	7.750	09/15/2024	5,115,970

				8,313,445

Schedule of Investments

	Packaging & Containers - 1.7%
$3,145,000	Ball Corp.	4.375%	12/15/2020	$3,235,419
3,566,000	Ball Corp.	4.000	11/15/2023	3,588,287
5,425,000	Berry Global, Inc.	5.125	07/15/2023	5,648,781
3,698,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	3,790,450
340,000	Crown Americas LLC/Crown Americas Capital Corp. VI(a)	4.750	02/01/2026	342,550
4,523,000	Graphic Packaging International LLC	4.750	04/15/2021	4,709,574

				21,315,061

	Pipelines - 2.2%
3,907,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	4,217,118
3,430,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	3,481,450
6,765,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	6,688,894
5,800,000	Williams Cos., Inc. (The)	7.875	09/01/2021	6,713,500
6,626,000	Williams Cos., Inc. (The)	4.550	06/24/2024	6,833,062

				27,934,024

	Real Estate - 0.2%
2,832,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,909,880

	REITs - 4.3%
2,535,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	2,592,037
5,599,000	Equinix, Inc.	5.375	05/15/2027	5,892,947
4,193,000	FelCor Lodging LP	6.000	06/01/2025	4,381,685
4,685,000	GEO Group, Inc. (The)	6.000	04/15/2026	4,802,125
8,543,000	Iron Mountain, Inc.	5.750	08/15/2024	8,607,073
2,907,000	iStar, Inc.	4.625	09/15/2020	2,950,605
3,602,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	3,575,705
4,200,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	4,326,000
2,411,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,475,796
5,369,000	SBA Communications Corp.	4.875	09/01/2024	5,355,578
4,271,000	Starwood Property Trust, Inc.	5.000	12/15/2021	4,460,504
4,432,000	Starwood Property Trust, Inc.(a)	4.750	03/15/2025	4,387,680

				53,807,735

	Retail - 5.7%
4,592,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	4,798,640
7,189,000	Dollar Tree, Inc.	5.750	03/01/2023	7,525,984
9,207,000	Gap, Inc. (The)	5.950	04/12/2021	9,853,532
5,251,000	Group 1 Automotive, Inc.	5.000	06/01/2022	5,425,858
6,163,000	L Brands, Inc.	5.625	02/15/2022	6,524,152
5,808,000	L Brands, Inc.(b)	5.625	10/15/2023	6,214,560
3,540,000	Penske Automotive Group, Inc.	5.750	10/01/2022	3,647,351
3,340,000	Penske Automotive Group, Inc.	5.500	05/15/2026	3,405,798
4,205,000	QVC, Inc.	3.125	04/01/2019	4,213,376
4,417,000	QVC, Inc.	4.375	03/15/2023	4,472,613
4,695,000	Sally Holdings LLC/Sally Capital, Inc.(b)	5.625	12/01/2025	4,695,000
9,320,000	Yum! Brands, Inc.	3.750	11/01/2021	9,459,800

				70,236,664

	Semiconductors - 1.3%
10,701,000	Micron Technology, Inc.	5.500	02/01/2025	11,276,179
4,170,000	Qorvo, Inc.	7.000	12/01/2025	4,524,450

				15,800,629

	Software - 0.9%
3,930,000	CDK Global, Inc.(a)	4.875	06/01/2027	3,948,117
4,400,000	Citrix Systems, Inc.	4.500	12/01/2027	4,434,736
2,939,000	SS&C Technologies Holdings, Inc.	5.875	07/15/2023	3,096,971

				11,479,824

	Telecommunications - 4.4%
2,477,500	Anixter, Inc.	5.125	10/01/2021	2,619,956
2,500,000	Anixter, Inc.	5.500	03/01/2023	2,671,875
7,884,000	CenturyLink, Inc., Series S	6.450	06/15/2021	8,051,062
8,088,000	CenturyLink, Inc., Series Y(b)	7.500	04/01/2024	8,168,880
5,342,000	Frontier Communications Corp.(b)	6.250	09/15/2021	4,400,472
5,456,000	Frontier Communications Corp.	11.000	09/15/2025	4,289,780
2,706,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,966,453
2,585,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	2,740,876
6,875,000	T-Mobile USA, Inc.	4.000	04/15/2022	7,025,391
6,213,000	T-Mobile USA, Inc.	6.500	01/15/2026	6,748,871
3,153,000	Windstream Services LLC/Windstream Finance Corp.(b)	7.750	10/15/2020	2,710,634
4,373,000	Windstream Services LLC/Windstream Finance Corp.(b)	6.375	08/01/2023	2,569,181

				54,963,431

Schedule of Investments

	Toys/Games/Hobbies - 0.7%
$8,990,000	Mattel, Inc.	2.350%	08/15/2021	$8,180,900

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost 1,226,037,015) - 98.6%			1,224,230,528

	Investments Purchased with Cash Collateral from Securities on Loan

Number of Shares
	Money Market Fund - 4.8%
59,147,573	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $59,147,573)			59,147,573

	Total Investments in Securities (Cost $1,285,184,588) - 103.4%			1,283,378,101
	Other assets less liabilities - (3.4)%			(41,878,835)

	Net Assets - 100.0%			$1,241,499,266

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $58,970,198, which represented 4.75% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 99.2%
	Advertising - 0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$103,363
157,000	Omnicom Group, Inc.	3.625	05/01/2022	160,575
100,000	Omnicom Group, Inc.	3.600	04/15/2026	99,659

				363,597

	Aerospace/Defense - 2.4%
350,000	Boeing Co. (The)	4.875	02/15/2020	367,571
100,000	General Dynamics Corp.	2.250	11/15/2022	97,400
100,000	General Dynamics Corp.	2.625	11/15/2027	94,508
100,000	Harris Corp.	1.999	04/27/2018	99,995
130,000	Harris Corp.	3.832	04/27/2025	132,683
190,000	Lockheed Martin Corp.	2.500	11/23/2020	189,751
218,000	Lockheed Martin Corp.	3.550	01/15/2026	222,804
202,000	Northrop Grumman Corp.	2.550	10/15/2022	197,479
100,000	Northrop Grumman Corp.	3.250	01/15/2028	98,334
200,000	Raytheon Co.	2.500	12/15/2022	196,759
100,000	Rockwell Collins, Inc.	2.800	03/15/2022	99,047
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	99,391
201,000	United Technologies Corp.	3.100	06/01/2022	202,771
250,000	United Technologies Corp.	2.650	11/01/2026	236,626

				2,335,119

	Agriculture - 1.6%
300,000	Altria Group, Inc.	2.850	08/09/2022	298,590
200,000	Altria Group, Inc.	4.000	01/31/2024	209,503
367,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	344,385
105,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	113,185
100,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	94,852
263,000	Philip Morris International, Inc.	5.650	05/16/2018	265,952
233,000	Philip Morris International, Inc.	3.250	11/10/2024	233,434

				1,559,901

	Airlines - 0.2%
196,000	Southwest Airlines Co.	2.650	11/05/2020	195,770

	Apparel - 0.6%
200,000	NIKE, Inc.	2.375	11/01/2026	188,492
400,000	VF Corp.	3.500	09/01/2021	409,874

				598,366

	Auto Manufacturers - 1.4%
300,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	325,245
300,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	303,542
200,000	General Motors Co.	4.875	10/02/2023	212,738
300,000	General Motors Financial Co., Inc.	3.200	07/06/2021	300,404
200,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	197,593

				1,339,522

	Auto Parts & Equipment - 0.3%
100,000	BorgWarner, Inc.	3.375	03/15/2025	99,248
200,000	Lear Corp.	5.250	01/15/2025	212,304

				311,552

	Banks - 12.2%
491,000	Bank of America Corp., GMTN	3.300	01/11/2023	495,902
40,000	Bank of America Corp., MTN	4.200	08/26/2024	41,529
169,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	173,467
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	95,793
100,000	BB&T Corp., MTN	2.450	01/15/2020	99,886
100,000	Branch Banking & Trust Co.	3.625	09/16/2025	101,726
200,000	Capital One Financial Corp.	4.200	10/29/2025	203,049
348,000	Citigroup, Inc.	4.500	01/14/2022	366,935
1,535,000	Citigroup, Inc.	3.200	10/21/2026	1,499,044
350,000	Citizens Bank NA, MTN	2.450	12/04/2019	348,514
100,000	Comerica Bank, BKNT	2.500	06/02/2020	99,543
100,000	Discover Bank	4.200	08/08/2023	103,726
250,000	Discover Bank, BKNT	3.100	06/04/2020	251,560
200,000	Fifth Third Bancorp	4.300	01/16/2024	209,236
100,000	Fifth Third Bank, BKNT	2.250	06/14/2021	98,358

Schedule of Investments

$100,000	First Horizon National Corp.	3.500%	12/15/2020	$101,313
250,000	First Republic Bank	2.500	06/06/2022	243,940
350,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	383,915
102,000	Huntington Bancshares, Inc.	3.150	03/14/2021	102,870
527,000	JPMorgan Chase & Co.	4.500	01/24/2022	558,649
1,510,000	JPMorgan Chase & Co.	2.950	10/01/2026	1,451,843
500,000	KeyBank NA	3.300	06/01/2025	501,776
96,000	KeyCorp, MTN	5.100	03/24/2021	102,737
100,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	97,770
500,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	500,770
300,000	Morgan Stanley, GMTN	6.625	04/01/2018	302,329
200,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	205,466
52,000	Northern Trust Corp.	3.450	11/04/2020	53,220
50,000	Northern Trust Corp.	3.950	10/30/2025	52,138
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	245,547
100,000	PNC Bank NA, BKNT	2.700	11/01/2022	98,106
250,000	PNC Bank NA, BKNT	3.100	10/25/2027	243,880
200,000	Regions Financial Corp.	3.200	02/08/2021	201,762
100,000	State Street Corp.	2.550	08/18/2020	100,108
275,000	State Street Corp.	3.550	08/18/2025	280,804
100,000	SunTrust Bank, BKNT	2.250	01/31/2020	99,546
100,000	SunTrust Bank, BKNT	2.750	05/01/2023	97,876
239,000	US Bancorp, Series V, MTN	2.375	07/22/2026	221,151
250,000	US Bank NA, BKNT	2.125	10/28/2019	248,719
500,000	Wells Fargo & Co., MTN	2.625	07/22/2022	491,511
536,000	Wells Fargo & Co.	3.000	04/22/2026	520,223

				11,696,237

	Beverages - 1.5%
250,000	Coca-Cola Co. (The)	1.650	11/01/2018	249,491
300,000	Coca-Cola Co. (The)	2.875	10/27/2025	295,601
125,000	Constellation Brands, Inc.	3.750	05/01/2021	128,100
31,000	Constellation Brands, Inc.	4.250	05/01/2023	32,413
78,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	76,921
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	97,160
100,000	Molson Coors Brewing Co.	3.000	07/15/2026	95,447
200,000	PepsiCo, Inc.	2.150	10/14/2020	198,652
300,000	PepsiCo, Inc.	2.750	03/01/2023	298,290

				1,472,075

	Biotechnology - 1.0%
182,000	Amgen, Inc.	3.875	11/15/2021	188,274
100,000	Amgen, Inc.	3.625	05/22/2024	102,476
148,000	Biogen, Inc.	2.900	09/15/2020	148,860
100,000	Biogen, Inc.	4.050	09/15/2025	103,976
100,000	Celgene Corp.	2.875	08/15/2020	100,476
100,000	Celgene Corp.	3.875	08/15/2025	102,233
138,000	Gilead Sciences, Inc.	2.550	09/01/2020	138,179
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	102,354

				986,828

	Building Materials - 0.4%
133,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	137,852
187,000	Johnson Controls International PLC	3.900	02/14/2026	192,774

				330,626

	Chemicals - 1.8%
100,000	Celanese US Holdings LLC	4.625	11/15/2022	105,386
100,000	Eastman Chemical Co.	3.600	08/15/2022	102,087
100,000	Eastman Chemical Co.	3.800	03/15/2025	103,002
150,000	LyondellBasell Industries NV	5.000	04/15/2019	153,467
100,000	LyondellBasell Industries NV	5.750	04/15/2024	112,700
170,000	Monsanto Co.	2.125	07/15/2019	169,322
100,000	Monsanto Co.	3.375	07/15/2024	100,322
100,000	Mosaic Co. (The)	3.250	11/15/2022	99,558
100,000	Mosaic Co. (The)	4.250	11/15/2023	103,188
130,000	PPG Industries, Inc.	3.600	11/15/2020	133,436
100,000	Praxair, Inc.	4.500	08/15/2019	103,236
95,000	Praxair, Inc.	3.200	01/30/2026	95,627
128,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	126,880
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	98,960
159,000	Westlake Chemical Corp.	3.600	08/15/2026	158,539

				1,765,710

	Commercial Services - 1.0%
166,000	Automatic Data Processing, Inc.	2.250	09/15/2020	165,484
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	152,776

Schedule of Investments

$100,000	Block Financial LLC	4.125%	10/01/2020	$102,335
173,000	Ecolab, Inc.	4.350	12/08/2021	182,969
100,000	Ecolab, Inc.	2.700	11/01/2026	95,000
50,000	Total System Services, Inc.	4.800	04/01/2026	53,536
125,000	Verisk Analytics, Inc.	4.000	06/15/2025	127,890
100,000	Western Union Co. (The)	3.600	03/15/2022	100,954

				980,944

	Computers - 2.3%
400,000	Apple, Inc.	1.000	05/03/2018	399,379
466,000	Apple, Inc.	2.400	05/03/2023	453,690
179,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	182,063
178,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	186,540
252,000	HP, Inc.	4.650	12/09/2021	266,142
350,000	International Business Machines Corp.	1.625	05/15/2020	344,050
300,000	International Business Machines Corp.	3.625	02/12/2024	308,882
100,000	NetApp, Inc.	3.375	06/15/2021	101,200

				2,241,946

	Cosmetics/Personal Care - 1.2%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	147,536
100,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	102,019
200,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	197,865
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	98,542
370,000	Procter & Gamble Co. (The)	2.150	08/11/2022	360,263
200,000	Procter & Gamble Co. (The)	3.100	08/15/2023	202,836

				1,109,061

	Diversified Financial Services - 4.3%
204,000	American Express Co.	7.000	03/19/2018	205,359
225,000	American Express Credit Corp., MTN	3.300	05/03/2027	222,972
50,000	Ameriprise Financial, Inc.	5.300	03/15/2020	52,791
150,000	Ameriprise Financial, Inc.	4.000	10/15/2023	157,128
170,000	BlackRock, Inc.	3.500	03/18/2024	175,164
170,000	BlackRock, Inc., Series 2	5.000	12/10/2019	178,227
50,000	Cboe Global Markets, Inc.	3.650	01/12/2027	50,633
70,000	Charles Schwab Corp. (The)	4.450	07/22/2020	73,244
150,000	Charles Schwab Corp. (The)	3.200	03/02/2027	148,163
100,000	CME Group, Inc.	3.000	09/15/2022	100,702
100,000	CME Group, Inc.	3.000	03/15/2025	99,318
150,000	E*TRADE Financial Corp.	2.950	08/24/2022	147,547
460,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	453,799
500,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	491,775
100,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	100,506
150,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	154,750
50,000	Jefferies Group LLC	6.875	04/15/2021	55,450
100,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	105,216
100,000	Mastercard, Inc.	2.000	11/21/2021	97,867
100,000	Mastercard, Inc.	3.375	04/01/2024	101,776
100,000	Nasdaq, Inc.	5.550	01/15/2020	105,535
100,000	NASDAQ, Inc.	4.250	06/01/2024	103,931
100,000	Raymond James Financial, Inc.	3.625	09/15/2026	99,395
100,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	99,925
100,000	TD Ameritrade Holding Corp.	3.625	04/01/2025	102,021
100,000	Visa, Inc.	2.200	12/14/2020	99,389
168,000	Visa, Inc.	3.150	12/14/2025	167,837
125,000	Washington Prime Group LP	5.950	08/15/2024	127,025

				4,077,445

	Electric - 5.3%
200,000	American Electric Power Co., Inc.	3.200	11/13/2027	194,346
100,000	Arizona Public Service Co.	8.750	03/01/2019	106,589
200,000	Avangrid, Inc.	3.150	12/01/2024	196,342
156,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	162,053
100,000	Consumers Energy Co.	6.700	09/15/2019	106,595
100,000	Dominion Energy, Inc.	2.579	07/01/2020	99,312
140,000	Dominion Energy, Inc.	3.900	10/01/2025	143,861
200,000	DTE Energy Co.	2.850	10/01/2026	189,361
200,000	Duke Energy Corp.	1.800	09/01/2021	193,104
200,000	Duke Energy Corp.	2.650	09/01/2026	186,613
100,000	Entergy Corp.	4.000	07/15/2022	103,536
202,000	Entergy Corp.	2.950	09/01/2026	192,251
205,000	Eversource Energy, Series K	2.750	03/15/2022	203,026
200,000	Exelon Corp.	3.950	06/15/2025	205,293
200,000	Exelon Generation Co. LLC	2.950	01/15/2020	201,111
100,000	Interstate Power & Light Co.	3.250	12/01/2024	100,271

Schedule of Investments

$301,000	Nextera Energy Capital Holdings, Inc.	3.550%	05/01/2027	$301,073
100,000	NSTAR Electric Co.	3.200	05/15/2027	98,927
130,000	Ohio Power Co., Series M	5.375	10/01/2021	141,806
185,000	Pacific Gas & Electric Co.	3.500	10/01/2020	188,421
150,000	Pacific Gas & Electric Co.(a)	3.300	12/01/2027	144,019
250,000	PPL Capital Funding, Inc.	3.400	06/01/2023	251,366
200,000	PSEG Power LLC	3.000	06/15/2021	200,497
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	97,228
157,000	Southern California Edison Co.	3.875	06/01/2021	162,535
93,000	Southern California Edison Co., Series C	3.500	10/01/2023	94,690
235,000	Southern Co. (The)	2.350	07/01/2021	230,582
202,000	Southern Co. (The)	3.250	07/01/2026	195,663
154,000	WEC Energy Group, Inc.	3.550	06/15/2025	155,795
100,000	Xcel Energy, Inc.	4.700	05/15/2020	103,804
100,000	Xcel Energy, Inc.	3.300	06/01/2025	99,992

				5,050,062

	Electrical Components & Equipment - 0.3%
200,000	Emerson Electric Co.	4.875	10/15/2019	207,996
100,000	Emerson Electric Co.	2.625	02/15/2023	98,554

				306,550

	Electronics - 1.7%
100,000	Agilent Technologies, Inc.	5.000	07/15/2020	105,492
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	102,047
100,000	Amphenol Corp.	2.550	01/30/2019	100,312
200,000	Arrow Electronics, Inc.	3.875	01/12/2028	197,769
200,000	Avnet, Inc.	4.625	04/15/2026	203,867
150,000	Flex Ltd.	4.750	06/15/2025	157,894
100,000	Fortive Corp.	2.350	06/15/2021	98,596
188,000	Honeywell International, Inc.	1.850	11/01/2021	182,680
200,000	Honeywell International, Inc.	2.500	11/01/2026	189,870
100,000	Keysight Technologies, Inc.	4.600	04/06/2027	103,885
100,000	Tech Data Corp.	3.700	02/15/2022	99,735
100,000	Tech Data Corp.	4.950	02/15/2027	104,504

				1,646,651

	Engineering & Construction - 0.4%
100,000	Fluor Corp.	3.375	09/15/2021	101,532
300,000	Fluor Corp.	3.500	12/15/2024	303,926

				405,458

	Environmental Control - 0.6%
100,000	Republic Services, Inc.	3.550	06/01/2022	101,857
200,000	Republic Services, Inc.	2.900	07/01/2026	191,399
100,000	Waste Management, Inc.	4.750	06/30/2020	105,044
200,000	Waste Management, Inc.	3.150	11/15/2027	196,383

				594,683

	Food - 3.0%
100,000	Campbell Soup Co.	4.250	04/15/2021	103,914
197,000	Conagra Brands, Inc.	3.200	01/25/2023	197,934
100,000	General Mills, Inc.	3.150	12/15/2021	101,093
100,000	General Mills, Inc.	3.200	02/10/2027	97,723
200,000	Hershey Co. (The)	2.300	08/15/2026	185,430
100,000	JM Smucker Co. (The)	3.500	10/15/2021	102,518
100,000	JM Smucker Co. (The)	3.500	03/15/2025	101,298
100,000	Kellogg Co.	4.000	12/15/2020	103,698
155,000	Kellogg Co.	3.250	04/01/2026	151,319
206,000	Kraft Heinz Foods Co.	3.500	06/06/2022	208,488
220,000	Kraft Heinz Foods Co.	3.950	07/15/2025	223,085
200,000	Kroger Co. (The)	6.150	01/15/2020	213,646
200,000	Kroger Co. (The)	2.650	10/15/2026	183,508
100,000	McCormick & Co., Inc.	2.700	08/15/2022	98,593
100,000	McCormick & Co., Inc.	3.400	08/15/2027	99,219
100,000	Mondelez International, Inc.	5.375	02/10/2020	105,107
100,000	Mondelez International, Inc.	4.000	02/01/2024	104,538
86,000	Sysco Corp.	5.250	02/12/2018	86,083
170,000	Sysco Corp.	3.300	07/15/2026	168,620
100,000	Tyson Foods, Inc.	2.650	08/15/2019	100,223
100,000	Tyson Foods, Inc.	3.950	08/15/2024	103,375

				2,839,412

	Forest Products & Paper - 0.4%
100,000	International Paper Co.	4.750	02/15/2022	106,544
267,000	International Paper Co.	3.000	02/15/2027	255,286

				361,830

Schedule of Investments

	Gas - 0.8%
$100,000	CenterPoint Energy Resources Corp.	4.500%	01/15/2021	$104,172
100,000	National Fuel Gas Co.	4.900	12/01/2021	104,621
100,000	National Fuel Gas Co.	3.750	03/01/2023	99,994
100,000	NiSource, Inc.	2.650	11/17/2022	98,097
125,000	NiSource, Inc.	3.490	05/15/2027	124,773
100,000	Sempra Energy	2.400	03/15/2020	99,643
100,000	Sempra Energy	3.250	06/15/2027	97,581

				728,881

	Hand/Machine Tools - 0.4%
400,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	399,069

	Healthcare-Products - 1.5%
100,000	Abbott Laboratories	2.900	11/30/2021	99,776
300,000	Abbott Laboratories	3.750	11/30/2026	303,657
225,000	Baxter International, Inc.	2.600	08/15/2026	210,240
97,000	Becton Dickinson And Co.(a)	4.400	01/15/2021	100,371
100,000	Boston Scientific Corp.	3.850	05/15/2025	101,612
25,000	Danaher Corp.	2.400	09/15/2020	24,957
100,000	Danaher Corp.	3.350	09/15/2025	101,682
100,000	Stryker Corp.	3.500	03/15/2026	101,565
126,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	132,599
100,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	104,477
60,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	59,841
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	98,567

				1,439,344

	Healthcare-Services - 2.0%
149,000	Aetna, Inc.	2.800	06/15/2023	145,446
135,000	Anthem, Inc.	3.125	05/15/2022	135,243
200,000	Anthem, Inc.	3.500	08/15/2024	202,110
150,000	Cigna Corp.	4.000	02/15/2022	155,255
100,000	Cigna Corp.	3.250	04/15/2025	98,704
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	107,353
150,000	Humana, Inc.	3.150	12/01/2022	149,371
100,000	Humana, Inc.	3.950	03/15/2027	101,373
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	104,620
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	100,511
50,000	Quest Diagnostics, Inc.	4.700	04/01/2021	52,673
100,000	Quest Diagnostics, Inc.	3.500	03/30/2025	99,950
232,000	UnitedHealth Group, Inc.	2.700	07/15/2020	233,161
250,000	UnitedHealth Group, Inc.	3.100	03/15/2026	246,524

				1,932,294

	Home Builders - 0.2%
100,000	Dr Horton, Inc.	4.000	02/15/2020	102,530
100,000	NVR, Inc.	3.950	09/15/2022	103,280

				205,810

	Home Furnishings - 0.1%
100,000	Leggett & Platt, Inc.	3.500	11/15/2027	97,545

	Household Products/Wares - 0.2%
74,000	Clorox Co. (The)	3.050	09/15/2022	74,391
100,000	Clorox Co. (The)	3.500	12/15/2024	102,127

				176,518

	Housewares - 0.4%
200,000	Newell Brands, Inc.	3.150	04/01/2021	200,903
100,000	Newell Brands, Inc.	4.200	04/01/2026	102,042
100,000	Tupperware Brands Corp.	4.750	06/01/2021	104,466

				407,411

	Insurance - 5.4%
300,000	Aflac, Inc.	3.625	06/15/2023	308,656
255,000	Allstate Corp. (The)	3.150	06/15/2023	255,905
250,000	American International Group, Inc.	4.875	06/01/2022	267,579
300,000	American International Group, Inc.	3.900	04/01/2026	305,362
400,000	Berkshire Hathaway Finance Corp.	5.400	05/15/2018	404,094
400,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	395,613
50,000	Brown & Brown, Inc.	4.200	09/15/2024	51,491
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	99,291
200,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	200,292
350,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	377,589
263,000	Loews Corp.	2.625	05/15/2023	256,883
80,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	84,867
100,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	102,547

Schedule of Investments

$255,000	MetLife, Inc.	4.750%	02/08/2021	$270,007
250,000	MetLife, Inc.	3.600	04/10/2024	255,241
200,000	Old Republic International Corp.	3.875	08/26/2026	197,802
143,000	Progressive Corp. (The)	3.750	08/23/2021	147,152
112,000	Progressive Corp. (The)	2.450	01/15/2027	104,536
250,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	254,804
200,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	213,291
332,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	342,237
266,000	Voya Financial, Inc.	3.650	06/15/2026	264,920

				5,160,159

	Internet - 1.4%
338,000	Alphabet, Inc.	3.625	05/19/2021	350,260
307,000	Alphabet, Inc.	1.998	08/15/2026	282,823
200,000	Amazon.com, Inc.(a)	1.900	08/21/2020	197,218
150,000	Amazon.com, Inc.(a)	3.150	08/22/2027	147,415
141,000	eBay, Inc.	2.600	07/15/2022	138,001
100,000	eBay, Inc.	3.600	06/05/2027	97,880
100,000	Priceline Group, Inc. (The)	3.600	06/01/2026	99,629

				1,313,226

	Iron/Steel - 0.6%
400,000	Nucor Corp.	4.125	09/15/2022	418,738
100,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	104,465

				523,203

	Leisure Time - 0.4%
300,000	Carnival Corp.	3.950	10/15/2020	312,217
100,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	96,925

				409,142

	Lodging - 0.4%
100,000	Marriott International, Inc.	2.300	01/15/2022	97,267
100,000	Marriott International, Inc., Series R	3.125	06/15/2026	96,624
200,000	Wyndham Worldwide Corp.	4.250	03/01/2022	202,243

				396,134

	Machinery-Construction & Mining - 0.5%
167,000	Caterpillar, Inc.	3.900	05/27/2021	173,726
247,000	Caterpillar, Inc.	3.400	05/15/2024	252,903

				426,629

	Machinery-Diversified - 1.0%
200,000	Cummins, Inc.	3.650	10/01/2023	208,769
150,000	Deere & Co.	2.600	06/08/2022	148,328
100,000	Flowserve Corp.	3.500	09/15/2022	99,680
100,000	John Deere Capital Corp., MTN	2.650	06/10/2026	96,090
100,000	Roper Technologies, Inc.	6.250	09/01/2019	105,640
100,000	Roper Technologies, Inc.	3.800	12/15/2026	101,597
100,000	Wabtec Corp.	3.450	11/15/2026	96,056
100,000	Xylem, Inc.	4.875	10/01/2021	107,122

				963,282

	Media - 2.4%
100,000	21st Century Fox America, Inc.	3.000	09/15/2022	100,427
100,000	21st Century Fox America, Inc.	3.700	10/15/2025	102,636
51,000	CBS Corp.	3.375	03/01/2022	51,682
100,000	CBS Corp.	4.000	01/15/2026	101,549
247,000	Comcast Corp.	3.150	03/01/2026	243,320
100,000	Discovery Communications LLC	5.050	06/01/2020	104,666
100,000	Discovery Communications LLC	4.900	03/11/2026	105,650
175,000	NBCUniversal Media LLC	5.150	04/30/2020	185,197
20,000	Scripps Networks Interactive, Inc.	2.800	06/15/2020	19,936
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/2024	100,272
327,000	Time Warner, Inc.	4.875	03/15/2020	341,971
183,000	Time Warner, Inc.	3.800	02/15/2027	180,443
100,000	Viacom, Inc.	5.625	09/15/2019	104,145
109,000	Viacom, Inc.	4.250	09/01/2023	112,880
239,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	234,344
250,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	244,690

				2,333,808

	Mining - 0.2%
200,000	Newmont Mining Corp.	3.500	03/15/2022	202,356

	Miscellaneous Manufacturing - 1.4%
200,000	3M Co., GMTN	2.000	06/26/2022	194,136
100,000	3M Co., MTN	2.250	09/19/2026	93,143
100,000	Carlisle Cos., Inc.	3.750	12/01/2027	99,913
100,000	Eaton Corp.	2.750	11/02/2022	99,083

Schedule of Investments

$200,000	Eaton Corp.	3.103%	09/15/2027	$193,130
100,000	Illinois Tool Works, Inc.	6.250	04/01/2019	104,324
150,000	Illinois Tool Works, Inc.	2.650	11/15/2026	143,495
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/2018	102,509
100,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	101,680
200,000	Parker-Hannifin Corp.	3.250	03/01/2027	197,905

				1,329,318

	Office/Business Equipment - 0.2%
183,000	Xerox Corp.	4.500	05/15/2021	191,277

	Oil & Gas - 5.5%
200,000	Andeavor	4.750	12/15/2023	213,613
200,000	Apache Corp.	3.250	04/15/2022	200,839
487,000	Chevron Corp.	2.355	12/05/2022	476,792
400,000	Chevron Corp.	2.954	05/16/2026	392,043
50,000	Cimarex Energy Co.	4.375	06/01/2024	52,546
300,000	ConocoPhillips Co.	2.400	12/15/2022	295,049
200,000	ConocoPhillips Co.	4.950	03/15/2026	223,187
113,000	EOG Resources, Inc.	5.625	06/01/2019	117,658
100,000	EOG Resources, Inc.	2.625	03/15/2023	97,965
100,000	EQT Corp.	4.875	11/15/2021	105,503
100,000	EQT Corp.	3.900	10/01/2027	98,127
500,000	Exxon Mobil Corp.	2.222	03/01/2021	494,799
510,000	Exxon Mobil Corp.	3.043	03/01/2026	507,974
100,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	105,181
295,000	HollyFrontier Corp.	5.875	04/01/2026	327,213
181,000	Marathon Petroleum Corp.	5.125	03/01/2021	193,214
189,000	Marathon Petroleum Corp.	3.625	09/15/2024	191,284
50,000	Noble Energy, Inc.	4.150	12/15/2021	51,886
100,000	Noble Energy, Inc.	3.900	11/15/2024	102,379
225,000	Occidental Petroleum Corp.	2.700	02/15/2023	223,048
84,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	87,335
55,000	Pioneer Natural Resources Co.	3.950	07/15/2022	56,759
110,000	Pioneer Natural Resources Co.	4.450	01/15/2026	117,268
100,000	Shell International Finance BV (Netherlands)	4.300	09/22/2019	103,196
172,000	Valero Energy Corp.	6.125	02/01/2020	183,729
231,000	Valero Energy Corp.	3.400	09/15/2026	229,048

				5,247,635

	Oil & Gas Services - 1.1%
100,000	Halliburton Co.	3.250	11/15/2021	101,527
167,000	Halliburton Co.	3.800	11/15/2025	171,164
159,000	National Oilwell Varco, Inc.	2.600	12/01/2022	153,702
200,000	Oceaneering International, Inc.	4.650	11/15/2024	194,594
400,000	Schlumberger Investment SA	3.650	12/01/2023	414,359

				1,035,346

	Packaging & Containers - 0.2%
104,000	Packaging Corp. of America	4.500	11/01/2023	110,480
100,000	WestRock Co.(a)	3.375	09/15/2027	97,029

				207,509

	Pharmaceuticals - 5.3%
205,000	AbbVie, Inc.	2.500	05/14/2020	204,503
187,000	AbbVie, Inc.	3.600	05/14/2025	189,020
61,000	Allergan Funding SCS	3.000	03/12/2020	61,270
150,000	Allergan Funding SCS	3.800	03/15/2025	150,835
100,000	AmerisourceBergen Corp.	3.500	11/15/2021	101,316
153,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	147,805
200,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	201,059
215,000	Cardinal Health, Inc.	2.616	06/15/2022	209,569
200,000	Cardinal Health, Inc.	3.410	06/15/2027	193,016
200,000	Eli Lilly & Co.	1.950	03/15/2019	199,448
200,000	Eli Lilly & Co.	2.750	06/01/2025	197,439
202,000	Express Scripts Holding Co.	4.750	11/15/2021	213,721
225,000	Express Scripts Holding Co.	3.400	03/01/2027	217,702
350,000	Johnson & Johnson	2.250	03/03/2022	345,389
417,000	Johnson & Johnson	2.450	03/01/2026	398,859
200,000	McKesson Corp.	2.284	03/15/2019	199,649
200,000	McKesson Corp.	3.796	03/15/2024	205,487
240,000	Merck & Co., Inc.	2.750	02/10/2025	235,036
250,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	259,023
121,000	Mylan NV	3.150	06/15/2021	121,038
100,000	Mylan NV	3.950	06/15/2026	99,558
350,000	Pfizer, Inc.	2.100	05/15/2019	349,493

Schedule of Investments

$325,000	Pfizer, Inc.	3.000%	12/15/2026	$320,458
100,000	Zoetis, Inc.	3.450	11/13/2020	101,968
100,000	Zoetis, Inc.	3.250	02/01/2023	100,506

				5,023,167

	Pipelines - 1.4%
100,000	Enable Midstream Partners LP	4.400	03/15/2027	100,865
233,000	Kinder Morgan, Inc.	3.050	12/01/2019	234,325
182,000	Kinder Morgan, Inc.	4.300	06/01/2025	188,766
100,000	ONEOK, Inc.	4.250	02/01/2022	103,660
100,000	ONEOK, Inc.	4.000	07/13/2027	100,831
375,000	Phillips 66 Partners LP	3.605	02/15/2025	378,031
163,000	Williams Partners LP	3.600	03/15/2022	165,666
100,000	Williams Partners LP	4.300	03/04/2024	104,319

				1,376,463

	Real Estate - 0.3%
100,000	CBRE Services, Inc.	5.000	03/15/2023	102,796
200,000	Prologis LP	4.250	08/15/2023	211,675

				314,471

	REITs - 4.3%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	105,111
100,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	102,374
100,000	American Tower Corp.	3.300	02/15/2021	101,208
100,000	American Tower Corp.	3.500	01/31/2023	100,824
100,000	American Tower Corp.	3.375	10/15/2026	96,554
100,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	100,765
100,000	Boston Properties LP	4.125	05/15/2021	103,934
100,000	Boston Properties LP	3.650	02/01/2026	100,246
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	74,083
100,000	CBL & Associates LP	5.950	12/15/2026	92,304
100,000	Crown Castle International Corp.	5.250	01/15/2023	108,684
100,000	Crown Castle International Corp.	3.650	09/01/2027	97,676
100,000	DDR Corp.	3.625	02/01/2025	98,653
100,000	Digital Realty Trust LP	3.950	07/01/2022	103,320
100,000	Digital Realty Trust LP	3.700	08/15/2027	99,261
100,000	ERP Operating LP	4.625	12/15/2021	106,374
100,000	ERP Operating LP	2.850	11/01/2026	95,453
100,000	Essex Portfolio LP	3.500	04/01/2025	99,518
100,000	HCP, Inc.	5.375	02/01/2021	106,733
43,000	HCP, Inc.	3.875	08/15/2024	43,536
100,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	98,378
105,000	Hospitality Properties Trust	5.000	08/15/2022	110,991
100,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	100,678
105,000	Kimco Realty Corp.	3.400	11/01/2022	106,117
100,000	Mid-America Apartments LP	3.600	06/01/2027	98,234
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	101,985
100,000	Public Storage	2.370	09/15/2022	97,342
100,000	Public Storage	3.094	09/15/2027	97,392
100,000	Realty Income Corp.	4.650	08/01/2023	106,471
100,000	Regency Centers LP	3.600	02/01/2027	97,843
100,000	Simon Property Group LP	4.375	03/01/2021	104,860
100,000	Simon Property Group LP	3.375	10/01/2024	100,685
100,000	SL Green Operating Partnership LP	3.250	10/15/2022	98,911
100,000	Ventas Realty LP	3.500	02/01/2025	99,485
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	131,410
100,000	VEREIT Operating Partnership LP	4.875	06/01/2026	103,886
135,000	Welltower, Inc.	4.125	04/01/2019	137,052
50,000	Welltower, Inc.	4.000	06/01/2025	51,067
100,000	Weyerhaeuser Co.	7.375	10/01/2019	107,746
100,000	Weyerhaeuser Co.	4.625	09/15/2023	106,935
100,000	WP Carey, Inc.	4.600	04/01/2024	103,133

				4,097,212

	Retail - 6.3%
100,000	AutoZone, Inc.	4.000	11/15/2020	103,011
100,000	AutoZone, Inc.	3.125	07/15/2023	99,395
200,000	Best Buy Co., Inc.	5.500	03/15/2021	214,519
250,000	Costco Wholesale Corp.	1.700	12/15/2019	247,399
200,000	Costco Wholesale Corp.	3.000	05/18/2027	196,525
211,000	CVS Health Corp.	2.800	07/20/2020	210,824
250,000	CVS Health Corp.	3.875	07/20/2025	252,651
200,000	Darden Restaurants, Inc.	3.850	05/01/2027	201,108
182,000	Dollar General Corp.	3.250	04/15/2023	182,254
319,000	Home Depot, Inc. (The)	2.625	06/01/2022	317,734

Schedule of Investments

$200,000	Home Depot, Inc. (The)	3.000%	04/01/2026	$196,610
100,000	Kohl’s Corp.	4.000	11/01/2021	103,009
100,000	Kohl’s Corp.	4.250	07/17/2025	101,979
132,000	Lowe’s Cos., Inc.	3.750	04/15/2021	136,447
187,000	Lowe’s Cos., Inc.	2.500	04/15/2026	175,759
100,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	100,093
146,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	137,732
250,000	McDonald’s Corp., MTN	2.625	01/15/2022	248,080
200,000	McDonald’s Corp., MTN	3.700	01/30/2026	204,875
204,000	Nordstrom, Inc.	4.000	10/15/2021	208,857
100,000	O’reilly Automotive, Inc.	3.600	09/01/2027	99,300
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	105,159
100,000	Starbucks Corp.	2.100	02/04/2021	98,759
150,000	Starbucks Corp.	3.850	10/01/2023	156,925
100,000	Tapestry, Inc.	4.250	04/01/2025	101,538
144,000	Target Corp.	2.900	01/15/2022	145,538
300,000	Target Corp.	2.500	04/15/2026	284,789
100,000	TJX Cos., Inc. (The)	2.750	06/15/2021	100,504
170,000	TJX Cos., Inc. (The)	2.250	09/15/2026	156,644
194,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	194,429
213,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	216,227
375,000	Walmart, Inc.	3.250	10/25/2020	383,775
375,000	Walmart, Inc.	2.550	04/11/2023	370,942

				6,053,390

	Savings & Loans - 0.3%
300,000	People’s United Financial, Inc.	3.650	12/06/2022	305,118

	Semiconductors - 2.4%
100,000	Analog Devices, Inc.	3.900	12/15/2025	102,276
100,000	Applied Materials, Inc.	4.300	06/15/2021	105,359
100,000	Applied Materials, Inc.	3.300	04/01/2027	99,398
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.(a)	3.000	01/15/2022	98,291
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.(a)	3.875	01/15/2027	97,499
250,000	Intel Corp.	3.300	10/01/2021	256,003
250,000	Intel Corp.	3.700	07/29/2025	258,974
100,000	KLA-Tencor Corp.	4.125	11/01/2021	103,617
100,000	KLA-Tencor Corp.	4.650	11/01/2024	106,776
100,000	Lam Research Corp.	2.800	06/15/2021	99,930
100,000	Maxim Integrated Products, Inc.	2.500	11/15/2018	100,258
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	99,359
100,000	NVIDIA Corp.	2.200	09/16/2021	98,202
100,000	NVIDIA Corp.	3.200	09/16/2026	98,173
200,000	QUALCOMM, Inc.	2.250	05/20/2020	198,351
200,000	QUALCOMM, Inc.	3.450	05/20/2025	195,748
100,000	Texas Instruments, Inc.	1.650	08/03/2019	99,088
100,000	Texas Instruments, Inc.	2.250	05/01/2023	96,654

				2,313,956

	Shipbuilding - 0.1%
100,000	Huntington Ingalls Industries, Inc.(a)	3.483	12/01/2027	98,801

	Software - 2.6%
100,000	Activision Blizzard, Inc.	2.300	09/15/2021	97,932
39,000	Activision Blizzard, Inc.	3.400	09/15/2026	38,583
100,000	Adobe Systems, Inc.	3.250	02/01/2025	100,865
200,000	Autodesk, Inc.	3.500	06/15/2027	194,346
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	87,929
150,000	CA, Inc.	5.375	12/01/2019	156,848
135,000	Electronic Arts, Inc.	3.700	03/01/2021	138,700
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	102,190
100,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	95,180
100,000	Fiserv, Inc.	2.700	06/01/2020	100,173
50,000	Fiserv, Inc.	3.850	06/01/2025	51,497
349,000	Microsoft Corp.	1.550	08/08/2021	337,272
350,000	Microsoft Corp.	3.300	02/06/2027	353,474
204,000	Oracle Corp.	1.900	09/15/2021	198,553
250,000	Oracle Corp.	2.650	07/15/2026	237,986
85,000	VMware, Inc.	2.950	08/21/2022	82,189
100,000	VMware, Inc.	3.900	08/21/2027	96,777

				2,470,494

	Telecommunications - 3.2%
463,000	AT&T, Inc.	5.500	02/01/2018	463,000
400,000	AT&T, Inc.	2.450	06/30/2020	397,761
100,000	AT&T, Inc.	3.000	06/30/2022	99,223

Schedule of Investments

$407,000	AT&T, Inc.	3.400%	05/15/2025	$396,641
270,000	Cisco Systems, Inc.	4.450	01/15/2020	280,773
271,000	Cisco Systems, Inc.	2.500	09/20/2026	257,779
100,000	Juniper Networks, Inc.	4.500	03/15/2024	103,847
120,000	Motorola Solutions, Inc.	3.750	05/15/2022	121,850
100,000	Motorola Solutions, Inc.	4.000	09/01/2024	101,378
400,000	Verizon Communications, Inc.	2.946	03/15/2022	398,654
375,000	Verizon Communications, Inc.	5.150	09/15/2023	411,967

				3,032,873

	Textiles - 0.4%
200,000	Cintas Corp. No. 2	2.900	04/01/2022	200,028
100,000	Cintas Corp. No. 2	3.700	04/01/2027	101,969
100,000	Mohawk Industries, Inc.	3.850	02/01/2023	102,572

				404,569

	Toys/Games/Hobbies - 0.2%
150,000	Hasbro, Inc.	3.500	09/15/2027	143,195

	Transportation - 1.7%
160,000	CSX Corp.	3.700	10/30/2020	164,575
117,000	CSX Corp.	3.250	06/01/2027	115,239
100,000	FedEx Corp.	8.000	01/15/2019	105,358
50,000	FedEx Corp.	4.000	01/15/2024	52,453
100,000	Norfolk Southern Corp.	3.000	04/01/2022	100,433
200,000	Norfolk Southern Corp.	2.900	06/15/2026	193,390
254,000	Union Pacific Corp.	4.163	07/15/2022	268,898
200,000	Union Pacific Corp.	2.750	03/01/2026	193,998
200,000	United Parcel Service, Inc.	3.125	01/15/2021	203,769
200,000	United Parcel Service, Inc.	2.400	11/15/2026	187,662

				1,585,775

	Water - 0.1%
100,000	American Water Capital Corp.	3.400	03/01/2025	100,926

	Total Corporate Bonds (Cost $95,959,141)			95,015,651

Number of Shares
	Money Market Fund - 0.1%
105,018	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $105,018)			105,018

	Total Investments in Securities (Cost $96,064,159) - 99.3%			95,120,669
	Other assets less liabilities - 0.7%			684,147

	Net Assets - 100.0%			$95,804,816

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $980,643, which represented 1.02% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 86.2%
	Argentina - 0.3%
$700,000	YPF SA(a)	8.875%	12/19/2018	$733,250

	Australia - 0.7%
600,000	Ausdrill Finance Pty Ltd.(a)	6.875	11/01/2019	607,500
11,669	Emeco Pty Ltd., Series B	9.250	03/31/2022	12,574
157,000	Nufarm Australia Ltd.(a)	6.375	10/15/2019	159,551
700,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	734,125

				1,513,750

	Bahrain - 0.3%
400,000	Batelco International Finance No.1 Ltd., EMTN	4.250	05/01/2020	396,772
400,000	BBK BSC	3.500	03/24/2020	389,526

				786,298

	Bangladesh - 0.3%
600,000	Banglalink Digital Communications Ltd.(a)	8.625	05/06/2019	621,060

	Bermuda - 0.2%
400,000	Teekay Corp.	8.500	01/15/2020	418,240

	Brazil - 7.2%
540,000	Andrade Gutierrez International SA(a)	4.000	04/30/2018	515,700
300,000	B3 SA - Brasil Bolsa Balcao(a)	5.500	07/16/2020	314,100
200,000	Banco BMG SA(a)	9.950	11/05/2019	211,500
600,000	Banco Bradesco SA(a)	6.750	09/29/2019	630,231
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	698,313
700,000	Banco Daycoval SA(a)	5.750	03/19/2019	714,000
600,000	Banco do Brasil SA(a)	6.000	01/22/2020	632,226
150,000	Banco do Nordeste do Brasil SA(a)	4.375	05/03/2019	152,235
700,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.369	06/16/2018	712,180
800,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	812,000
670,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	703,299
400,000	Banco Nacional de Desenvolvimento Economico e Social(a)	5.500	07/12/2020	422,632
800,000	Banco Votorantim SA(a)	7.375	01/21/2020	848,304
750,000	BTG Investments LP(a)	4.500	04/17/2018	752,475
750,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	757,875
750,000	Caixa Economica Federal(a)	4.250	05/13/2019	760,125
700,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	735,000
800,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	787,000
400,000	CSN Resources SA(a)	6.500	07/21/2020	388,880
700,000	Itau Unibanco Holding SA, EMTN(a)	2.850	05/26/2018	702,065
400,000	Itau Unibanco Holding SA, EMTN(a)	6.200	04/15/2020	422,654
400,000	JBS Investments GmbH(a)	7.750	10/28/2020	412,500
700,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	8.250	02/01/2020	704,676
200,000	Petrobras Global Finance BV	8.375	12/10/2018	209,260
750,000	Petrobras Global Finance BV	3.000	01/15/2019	755,250
589,000	Petrobras Global Finance BV	7.875	03/15/2019	624,634
600,000	Petrobras Global Finance BV	5.750	01/20/2020	627,486
200,000	Petrobras Global Finance BV	4.875	03/17/2020	206,000

				16,212,600

	Canada - 0.8%
300,000	Bombardier, Inc.(a)	7.750	03/15/2020	324,375
900,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	918,000
275,000	Cenovus Energy, Inc.	5.700	10/15/2019	287,602
485,000	NCSG Crane & Heavy Haul Services, Inc.(a)	9.500	08/15/2019	271,600

				1,801,577

	Chile - 0.4%
200,000	Latam Airlines Group SA(a)	7.250	06/09/2020	211,750
690,000	SMU SA(a)	7.750	02/08/2020	704,283

				916,033

	China - 5.0%
400,000	China South City Holdings Ltd.	5.750	03/09/2020	387,872
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	598,116
400,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	392,037
700,000	Hanrui Overseas Investment Co. Ltd.	4.900	06/28/2019	685,229

Schedule of Investments

$400,000	Hong Seng Ltd.	7.875%	05/31/2020	$393,808
400,000	Huachen Energy Co. Ltd.	6.625	05/18/2020	384,163
400,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	402,825
400,000	Huayi Finance I Ltd.	4.000	12/02/2019	399,633
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	250,407
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	604,607
600,000	Qinghai Provincial Investment Group Co. Ltd.	7.250	02/22/2020	607,586
400,000	Rock International Investment, Inc.	6.625	03/27/2020	374,182
400,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	401,610
200,000	Top Wise Excellence Enterprise Co. Ltd.	6.000	03/16/2020	204,789
400,000	Tunghsu Venus Holdings Ltd.	7.000	06/12/2020	377,164
200,000	Wanda Properties Overseas Ltd.	4.875	11/21/2018	200,024
600,000	West China Cement Ltd.	6.500	09/11/2019	614,718
600,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	599,319
400,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	398,075
200,000	Xinhu BVI Holding Co. Ltd.	6.000	03/01/2020	197,038
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	395,396
800,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/2018	809,040
800,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	802,120
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/2018	200,001
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	606,841

				11,286,600

	Colombia - 0.6%
400,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	413,500
700,000	Banco GNB Sudameris SA(a)	3.875	05/02/2018	701,015
200,000	Bancolombia SA	6.125	07/26/2020	214,500

				1,329,015

	Costa Rica - 0.6%
800,000	Banco de Costa Rica(a)	5.250	08/12/2018	806,160
600,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	603,258

				1,409,418

	Croatia - 0.1%
400,000	Agrokor D.D.(a)(b)	8.875	02/01/2020	115,620

	Finland - 0.3%
600,000	Nokia OYJ	5.375	05/15/2019	618,750

	Germany - 0.6%
500,000	Fresenius Medical Care US Finance II, Inc.(a)	6.500	09/15/2018	512,477
412,000	Fresenius Medical Care US Finance II, Inc.(a)	5.625	07/31/2019	428,840
400,000	ZF North America Capital, Inc.(a)	4.000	04/29/2020	408,500

				1,349,817

	Guatemala - 0.2%
500,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	514,445

	Hong Kong - 0.7%
800,000	RKI Overseas Finance 2016 A Ltd.	5.000	08/09/2019	806,025
800,000	Studio City Co Ltd.(a)	5.875	11/30/2019	824,080

				1,630,105

	Hungary - 0.1%
200,000	MOL Group Finance SA, EMTN	6.250	09/26/2019	211,410

	India - 2.7%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	407,576
800,000	IDBI Bank Ltd./DIFC Dubai, EMTN	4.375	03/26/2018	802,998
800,000	IDBI Bank Ltd./DIFC Dubai, EMTN	3.750	01/25/2019	803,086
600,000	IDBI Bank Ltd./DIFC Dubai, EMTN	5.000	09/25/2019	613,770
800,000	Indian Overseas Bank, EMTN	4.625	02/21/2018	800,640
800,000	JSW Steel Ltd.	4.750	11/12/2019	810,496
200,000	Reliance Communications Ltd.	6.500	11/06/2020	139,352
200,000	Syndicate Bank, EMTN	4.125	04/12/2018	200,292
600,000	Tata Motors Ltd.	4.625	04/30/2020	612,708
200,000	Union Bank of India, EMTN	3.625	10/25/2018	200,716
600,000	Union Bank of India, EMTN	4.500	10/28/2019	611,169

				6,002,803

	Indonesia - 1.1%
600,000	Majapahit Holding BV(a)	8.000	08/07/2019	646,980
700,000	Majapahit Holding BV(a)	7.750	01/20/2020	763,070
600,000	Ottawa Holdings Pte Ltd.(a)	5.875	05/16/2018	562,500
600,000	Pratama Agung Pte Ltd.	6.250	02/24/2020	615,795

				2,588,345

Schedule of Investments

	Ireland - 0.4%
$990,000	Smurfit Kappa Acquisitions ULC(a)	4.875%	09/15/2018	$998,663

	Israel - 0.3%
300,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/2020	291,765
200,000	Teva Pharmaceutical Finance Netherlands III BV	1.400	07/20/2018	198,903
200,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/2019	195,444

				686,112

	Italy - 0.6%
750,000	Telecom Italia Capital SA	6.999	06/04/2018	762,937
600,000	Telecom Italia Capital SA	7.175	06/18/2019	635,250

				1,398,187

	Japan - 0.2%
400,000	SoftBank Group Corp.(a)	4.500	04/15/2020	407,520

	Kazakhstan - 0.9%
600,000	Kazkommertsbank JSC(a)	8.500	05/11/2018	608,973
600,000	KazMunayGas National Co. JSC, EMTN(a)	9.125	07/02/2018	615,844
100,000	KazMunayGas National Co. JSC(a)	7.000	05/05/2020	107,593
600,000	Zhaikmunai LLP(a)	6.375	02/14/2019	602,688
200,000	Zhaikmunai LLP(a)	7.125	11/13/2019	203,800

				2,138,898

	Kuwait - 0.3%
800,000	Kuwait Energy PLC	9.500	08/04/2019	738,000

	Luxembourg - 1.2%
480,000	ArcelorMittal	5.125	06/01/2020	504,000
240,000	ArcelorMittal	5.750	08/05/2020	254,400
900,000	Coveris Holdings SA(a)	7.875	11/01/2019	902,250
523,000	Intelsat Jackson Holdings SA	7.250	10/15/2020	458,932
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	290,875
200,000	International Automotive Components Group SA(a)	9.125	06/01/2018	198,000

				2,608,457

	Mexico - 0.5%
400,000	BBVA Bancomer SA(a)	7.250	04/22/2020	429,206
700,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	755,650

				1,184,856

	Mongolia - 0.1%
200,000	Trade & Development Bank of Mongolia LLC, EMTN(a)	9.375	05/19/2020	220,845

	Morocco - 0.1%
200,000	BMCE Bank	6.250	11/27/2018	205,616

	Netherlands - 0.6%
500,000	NXP BV/NXP Funding LLC(a)	3.750	06/01/2018	503,250
800,000	VEON Holdings BV(a)	5.200	02/13/2019	812,000

				1,315,250

	Nigeria - 0.6%
600,000	Guaranty Trust Bank PLC, EMTN(a)	6.000	11/08/2018	609,225
800,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	821,472

				1,430,697

	Paraguay - 0.4%
827,000	Banco Regional SAECA(a)	8.125	01/24/2019	863,181

	Philippines - 0.3%
750,000	Security Bank Corp.	3.950	02/03/2020	766,727

	Russia - 6.8%
200,000	AK BARS Bank Via AK BARS Luxembourg SA	8.000	08/06/2018	202,316
700,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	720,818
600,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	608,885
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	424,893
200,000	ALROSA Finance SA(a)	7.750	11/03/2020	221,146
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)	7.250	04/25/2018	601,453
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	04/26/2019	132,412
700,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	700,490
800,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)	10.000	12/17/2019	36,080
600,000	Credit Bank of Moscow Via CBOM Finance PLC(a)	7.700	02/01/2018	600,000
200,000	Credit Europe Bank Ltd. Via CEB Capital SA	8.500	11/15/2019	209,260
400,000	EDC Finance DAC(a)	4.875	04/17/2020	405,907
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	3.800	04/12/2020	199,840
400,000	Evraz Group SA(a)	6.500	04/22/2020	423,400
700,000	Gazprom OAO Via Gaz Capital SA, EMTN(a)	8.146	04/11/2018	707,643

Schedule of Investments

$400,000	Gazprom OAO Via Gaz Capital SA(a)	3.850%	02/06/2020	$404,307
800,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	826,040
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	409,201
200,000	Metalloinvest Finance DAC(a)	5.625	04/17/2020	208,918
600,000	Nord Gold SE(a)	6.375	05/07/2018	604,500
600,000	Phosagro OAO Via Phosagro Bond Funding DAC(a)	4.204	02/13/2018	600,692
600,000	Promsvyazbank OJSC Via PSB Finance SA	5.250	10/19/2019	595,200
200,000	Promsvyazbank OJSC Via PSB Finance SA, EMTN(a)	10.200	11/06/2019	30,000
400,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/2018	402,445
700,000	Rosneft Finance SA(a)	7.250	02/02/2020	749,084
600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	7.750	05/29/2018	609,264
800,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/2018	807,980
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	616,554
400,000	TMK OAO Via TMK Capital SA(a)	6.750	04/03/2020	420,348
600,000	Uralkali OJSC Via Uralkali Finance DAC, EMTN(a)	3.723	04/30/2018	601,197
600,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	604,770
600,000	VTB Bank OJSC Via VTB Capital SA(a)	6.315	02/22/2018	601,304

				15,286,347

	Saudi Arabia - 0.3%
200,000	Dar Al-Arkan Sukuk Co. Ltd.	5.750	05/24/2018	200,880
400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500	05/28/2019	402,100

				602,980

	South Africa - 0.1%
300,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	314,250

	Sri Lanka - 0.9%
600,000	Bank of Ceylon	5.325	04/16/2018	601,500
700,000	National Savings Bank(a)	8.875	09/18/2018	722,400
600,000	National Savings Bank(a)	5.150	09/10/2019	606,720

				1,930,620

	Supranational - 0.3%
600,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375	12/06/2018	614,320

	Trinidad and Tobago - 0.7%
720,000	Consolidated Energy Finance SA(a)	6.750	10/15/2019	733,500
700,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	752,500

				1,486,000

	Turkey - 5.3%
750,000	Akbank Turk AS(a)	6.500	03/09/2018	752,894
800,000	Akbank Turk AS, EMTN(a)	4.000	01/24/2020	800,210
800,000	QNB Finansbank AS, EMTN(a)	6.250	04/30/2019	824,333
800,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	801,975
800,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/2018	802,965
400,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	406,293
400,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	395,148
800,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	767,928
800,000	Turkiye Is Bankasi AS(a)	3.750	10/10/2018	801,739
600,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2019	612,338
400,000	Turkiye Is Bankasi AS(a)	5.000	04/30/2020	404,874
800,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	814,470
200,000	Turkiye Sinai Kalkinma Bankasi AS, Series 1	5.125	04/22/2020	202,048
200,000	Turkiye Sise ve Cam Fabrikalari AS(a)	4.250	05/09/2020	201,449
800,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	3.750	04/15/2018	800,912
700,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	5.000	10/31/2018	706,202
500,000	Yapi ve Kredi Bankasi AS(a)	5.250	12/03/2018	507,977
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	609,730
400,000	Yapi ve Kredi Bankasi AS(a)	4.000	01/22/2020	397,814
400,000	Yasar Holding AS(a)	8.875	05/06/2020	407,930

				12,019,229

	Ukraine - 0.1%
200,000	MHP SE(a)	8.250	04/02/2020	217,927
8,725	UkrLandFarming PLC(a)(b)	10.875	03/26/2018	1,876

				219,803

	United Arab Emirates - 0.3%
400,000	Alpha Star Holding Ltd.	4.970	04/09/2019	404,099
350,000	DAE Funding LLC(a)	4.000	08/01/2020	350,875

				754,974

	United Kingdom - 2.9%
800,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/2018	801,000
900,000	Algeco Scotsman Global Finance PLC(a)	10.750	10/15/2019	927,000
600,000	Anglo American Capital PLC(a)	9.375	04/08/2019	647,562
300,000	Avon Products, Inc.	6.600	03/15/2020	294,000

Schedule of Investments

$400,000	Fiat DaimlerChrysler Automobiles NV	4.500%	04/15/2020	$412,000
800,000	Ithaca Energy, Inc.(a)	8.125	07/01/2019	814,000
800,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	809,040
900,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	916,875
200,000	Jaguar Land Rover Automotive PLC(a)	3.500	03/15/2020	200,250
607,000	Royal Bank of Scotland Group PLC	4.700	07/03/2018	613,193

				6,434,920

	United States - 39.8%
133,000	99 Cents Only Stores LLC	11.000	12/15/2019	123,025
300,000	ADT Corp. (The)	5.250	03/15/2020	314,625
100,000	AES Corp.	8.000	06/01/2020	111,500
250,000	Aleris International, Inc.	7.875	11/01/2020	251,025
650,000	Allegiant Travel Co.	5.500	07/15/2019	669,500
600,000	Ally Financial, Inc.	3.250	02/13/2018	600,060
600,000	Ally Financial, Inc.	3.600	05/21/2018	602,550
600,000	Ally Financial, Inc.	4.750	09/10/2018	606,000
600,000	Ally Financial, Inc.	3.250	11/05/2018	602,250
600,000	Ally Financial, Inc.	8.000	12/31/2018	626,250
600,000	Ally Financial, Inc.	3.500	01/27/2019	603,900
600,000	Ally Financial, Inc.	3.750	11/18/2019	606,750
300,000	Ally Financial, Inc.	8.000	03/15/2020	327,900
300,000	Ally Financial, Inc.	4.125	03/30/2020	304,200
300,000	Ally Financial, Inc.	7.500	09/15/2020	330,750
650,000	American Airlines Group, Inc.	6.125	06/01/2018	657,865
600,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	616,500
200,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	203,250
347,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	361,237
544,000	Anixter, Inc.	5.625	05/01/2019	556,920
20,000	APX Group, Inc.	6.375	12/01/2019	20,323
587,000	Arconic, Inc.	5.720	02/23/2019	605,560
338,000	Arconic, Inc.	6.150	08/15/2020	362,927
650,000	Atrium Windows & Doors, Inc.(a)	7.750	05/01/2019	660,156
100,000	Avaya, Inc.(c)	0.000	04/01/2019	0
100,000	Avaya, Inc.(c)	0.000	04/01/2019	0
113,000	Beazer Homes USA, Inc.	5.750	06/15/2019	117,237
400,000	BI-LO LLC/BI-LO Finance Corp.(a)	9.250	02/15/2019	396,500
140,000	BMC Software, Inc.	7.250	06/01/2018	141,967
500,000	Brinker International, Inc.	2.600	05/15/2018	499,375
403,000	Cablevision Systems Corp.	7.750	04/15/2018	408,360
157,000	Cablevision Systems Corp.	8.000	04/15/2020	168,971
580,000	CalAtlantic Group, Inc.	8.375	05/15/2018	591,310
100,000	CalAtlantic Group, Inc.	6.625	05/01/2020	107,250
600,000	CDK Global, Inc.	3.800	10/15/2019	607,500
200,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	208,000
300,000	CenturyLink, Inc., Series V	5.625	04/01/2020	305,250
600,000	Cenveo Corp.(a)	6.000	08/01/2019	418,500
300,000	CF Industries, Inc.	7.125	05/01/2020	327,000
300,000	Chesapeake Energy Corp.	6.625	08/15/2020	316,500
100,000	Choice Hotels International, Inc.	5.700	08/28/2020	106,125
515,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	483,778
385,000	CHS/Community Health Systems, Inc.	7.125	07/15/2020	336,875
600,000	CIT Group, Inc.(a)	5.500	02/15/2019	616,500
600,000	CIT Group, Inc.	3.875	02/19/2019	606,780
300,000	CIT Group, Inc.	5.375	05/15/2020	315,000
550,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	591,250
700,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	498,750
500,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	356,250
400,000	Clean Harbors, Inc.	5.250	08/01/2020	404,500
400,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	396,000
300,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	298,875
600,000	CNH Industrial Capital LLC	3.625	04/15/2018	602,250
550,000	CNH Industrial Capital LLC	3.375	07/15/2019	555,813
300,000	CNO Financial Group, Inc.	4.500	05/30/2020	307,500
150,000	Constellation Brands, Inc.	3.875	11/15/2019	153,129
300,000	CoreCivic, Inc. - REIT	4.125	04/01/2020	305,250
500,000	CSC Holdings LLC	7.875	02/15/2018	501,250
630,000	CSC Holdings LLC	7.625	07/15/2018	644,962
598,000	CSC Holdings LLC	8.625	02/15/2019	632,385
500,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	492,500
1,050,000	Cumulus Media Holdings, Inc.(b)(d)	7.750	05/01/2019	215,250
500,000	DCP Midstream Operating LP(a)	9.750	03/15/2019	538,125
500,000	DCP Midstream Operating LP	2.700	04/01/2019	500,625

Schedule of Investments

$600,000	Dell, Inc.	5.650%	04/15/2018	$606,000
600,000	Dell, Inc.	5.875	06/15/2019	622,650
550,000	DISH DBS Corp.	4.250	04/01/2018	552,777
550,000	DISH DBS Corp.	7.875	09/01/2019	586,781
300,000	DISH DBS Corp.	5.125	05/01/2020	306,000
120,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	108,600
300,000	Dollar Tree, Inc.	5.250	03/01/2020	304,650
386,000	Dun & Bradstreet Corp. (The)	4.250	06/15/2020	394,698
137,817	DynCorp International, Inc., 1.500% PIK Rate, 10.375% Cash Rate(e)	11.875	11/30/2020	146,086
582,000	Dynegy, Inc.	6.750	11/01/2019	599,460
76,551	Dynegy, Inc.	8.034	02/02/2024	81,144
600,000	EMC Corp.	1.875	06/01/2018	597,537
400,000	EMC Corp.	2.650	06/01/2020	394,797
450,000	Energy Transfer Equity LP	7.500	10/15/2020	495,706
461,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	441,407
100,000	Exxon Mobil Corp.	3.043	03/01/2026	99,603
433,000	FGI Operating Co. LLC/FGI Finance, Inc.	7.875	05/01/2020	84,435
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	102,190
630,000	Flexi-Van Leasing, Inc.(a)	7.875	08/15/2018	626,850
630,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	630,126
300,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	301,125
495,000	Frontier Communications Corp.	8.125	10/01/2018	506,137
550,000	Frontier Communications Corp.	7.125	03/15/2019	556,187
300,000	Frontier Communications Corp.	8.500	04/15/2020	293,625
400,000	GameStop Corp.(a)	5.500	10/01/2019	407,500
600,000	Genworth Holdings, Inc., GMTN	6.515	05/22/2018	600,500
400,000	Genworth Holdings, Inc.	7.700	06/15/2020	403,500
500,000	Gibson Brands, Inc.(a)	8.875	08/01/2018	418,750
575,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	579,312
469,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	487,047
98,659	Goodman Networks, Inc.(f)	8.000	05/11/2022	69,061
300,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	341,490
200,000	GrafTech International Ltd.	6.375	11/15/2020	203,262
594,000	Graham Holdings Co.	7.250	02/01/2019	623,456
476,000	Greif, Inc.	7.750	08/01/2019	508,130
500,000	Guitar Center, Inc.(a)	6.500	04/15/2019	491,250
400,000	Guitar Center, Inc.(a)	9.625	04/15/2020	279,000
100,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	102,000
608,000	HCA, Inc.	3.750	03/15/2019	616,378
600,000	HCA, Inc.	4.250	10/15/2019	612,750
600,000	HCA, Inc.	6.500	02/15/2020	641,250
400,000	Hertz Corp. (The)	5.875	10/15/2020	402,000
200,000	Hexion, Inc.	10.000	04/15/2020	194,750
300,000	Hexion, Inc.	6.625	04/15/2020	274,875
178,000	Hexion, Inc./Hexion Nova Scotia Finance ULC	9.000	11/15/2020	137,505
500,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	355,000
500,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	525,000
200,000	Huntsman International LLC	4.875	11/15/2020	208,750
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	409,630
600,000	iHeartCommunications, Inc.	9.000	12/15/2019	462,000
300,000	iHeartCommunications, Inc.(a)	11.250	03/01/2021	211,500
35,000	Infor US, Inc.(a)	5.750	08/15/2020	35,970
363,000	International Game Technology	7.500	06/15/2019	384,326
820,000	International Game Technology PLC(a)	5.625	02/15/2020	854,850
500,000	INVISTA Finance LLC(a)	4.250	10/15/2019	509,375
350,000	IPALCO Enterprises, Inc.	3.450	07/15/2020	353,500
632,000	iStar, Inc. - REIT	5.000	07/01/2019	635,239
200,000	iStar, Inc. - REIT	4.625	09/15/2020	203,000
200,000	K Hovnanian Enterprises, Inc.(a)	8.000	11/01/2019	222,000
600,000	KB Home	7.250	06/15/2018	611,250
650,000	KB Home	4.750	05/15/2019	661,375
425,000	KB Home	8.000	03/15/2020	465,906
700,000	Kindred Healthcare, Inc.	8.000	01/15/2020	750,312
600,000	L Brands, Inc.	8.500	06/15/2019	649,500
300,000	L Brands, Inc.	7.000	05/01/2020	324,750
510,000	Lennar Corp.	6.950	06/01/2018	517,650
500,000	Lennar Corp.	4.125	12/01/2018	506,250
600,000	Lennar Corp.	4.500	06/15/2019	613,530
570,000	Lennar Corp.	4.500	11/15/2019	584,991
300,000	Lexmark International, Inc.	6.625	03/15/2020	309,390
743,000	Mallinckrodt International Finance SA	3.500	04/15/2018	743,929
300,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	293,250

Schedule of Investments

$567,000	MDC Holdings, Inc.	5.625%	02/01/2020	$593,933
285,000	Meritage Homes Corp.	7.150	04/15/2020	309,225
550,000	MGM Resorts International	8.625	02/01/2019	581,625
255,000	MGM Resorts International	5.250	03/31/2020	264,563
457,000	MGM Resorts International	6.750	10/01/2020	492,418
264,000	MHGE Parent LLC/MHGE Parent Finance, Inc.(a)	8.500	08/01/2019	264,330
300,000	Monitronics International, Inc.	9.125	04/01/2020	263,813
100,000	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.(a)	5.000	08/01/2018	100,306
100,000	NANA Development Corp.(a)	9.500	03/15/2019	100,750
600,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	601,125
595,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	605,561
20,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875	10/01/2020	20,513
540,000	Navient Corp., GMTN	8.450	06/15/2018	552,150
625,000	Navient Corp., MTN	5.500	01/15/2019	638,938
600,000	Navient Corp., MTN	4.875	06/17/2019	609,312
300,000	Navient Corp., MTN	8.000	03/25/2020	325,035
358,000	Navient Corp.	5.000	10/26/2020	364,695
220,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	180,950
600,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	610,500
380,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	383,800
1,400,000	Nine West Holdings, Inc.(a)	8.250	03/15/2019	126,000
20,000	Northern Oil And Gas, Inc.	8.000	06/01/2020	16,900
200,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	202,000
375,000	Nustar Logistics LP	8.400	04/15/2018	379,688
400,000	Nustar Logistics LP	4.800	09/01/2020	409,000
200,000	Oaktree Specialty Lending Corp.	4.875	03/01/2019	200,144
1,150,000	Och-Ziff Finance Co. LLC(a)	4.500	11/20/2019	1,134,245
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	76,500
400,000	Omnimax International, Inc.(a)	12.000	08/15/2020	433,000
619,000	PaperWorks Industries, Inc.(a)	9.500	08/15/2019	352,830
300,000	Penske Automotive Group, Inc.	3.750	08/15/2020	302,250
72,429	PetroQuest Energy, Inc., 9.000% PIK Rate, 1.000% Cash Rate(e)	10.000	02/15/2021	56,676
446,000	PHH Corp.	7.375	09/01/2019	472,760
680,000	PHI, Inc.	5.250	03/15/2019	678,300
800,000	Popular, Inc.	7.000	07/01/2019	830,800
432,000	Pride International LLC	8.500	06/15/2019	466,560
320,000	Pride International, Inc.	6.875	08/15/2020	345,600
200,000	Prince Mineral Holding Corp.(a)	11.500	12/15/2019	207,125
800,000	Production Resource Group, Inc.	8.875	05/01/2019	749,920
500,000	QVC, Inc.	3.125	04/01/2019	500,996
450,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	455,625
100,000	Rent-A-Center, Inc.	6.625	11/15/2020	95,500
220,000	Resolute Energy Corp.	8.500	05/01/2020	222,200
484,554	Reynolds Group Holdings, Inc.	5.750	10/15/2020	493,639
300,000	Rite Aid Corp.	9.250	03/15/2020	302,250
600,000	Rockies Express Pipeline LLC(a)	6.850	07/15/2018	612,900
185,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	190,384
300,000	RR Donnelley & Sons Co.	7.625	06/15/2020	322,500
200,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	7.125	11/01/2020	164,000
400,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	462,000
605,000	Safeway, Inc.	5.000	08/15/2019	615,588
200,000	Sanmina Corp.(a)	4.375	06/01/2019	204,250
640,000	Sears Holdings Corp.	8.000	12/15/2019	304,000
400,000	Seitel, Inc.	9.500	04/15/2019	400,500
363,000	Silgan Holdings, Inc.	5.000	04/01/2020	364,815
88,000	Southwestern Energy Co.	5.800	01/23/2020	93,830
600,000	Springleaf Finance Corp.	5.250	12/15/2019	619,500
300,000	Springleaf Finance Corp.	6.000	06/01/2020	311,625
570,000	Sprint Capital Corp.	6.900	05/01/2019	595,650
502,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	525,218
280,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	299,600
106,000	Sprint Communications, Inc.	7.000	08/15/2020	112,140
205,000	Stearns Holdings LLC(a)	9.375	08/15/2020	212,175
170,000	Syniverse Foreign Holdings Corp.(a)	9.125	01/15/2022	177,013
100,000	Talen Energy Supply LLC	6.500	05/01/2018	101,063
240,000	Talos Production LLC/Talos Production Finance, Inc.(a)	9.750	02/15/2018	183,000
600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	603,000
204,000	TEGNA, Inc.	5.125	10/15/2019	206,846
70,000	TEGNA, Inc.	5.125	07/15/2020	71,400
550,000	Tenet Healthcare Corp.	5.500	03/01/2019	563,063
100,000	Tenet Healthcare Corp.	6.750	02/01/2020	102,500
320,000	Tenet Healthcare Corp.	4.750	06/01/2020	328,000

Schedule of Investments

$421,000	Tenet Healthcare Corp.	6.000%	10/01/2020	$444,155
700,000	TMX Finance LLC/TitleMax Finance Corp.(a)	8.500	09/15/2018	686,000
470,000	Toll Brothers Finance Corp.	4.000	12/31/2018	476,627
500,000	Toll Brothers Finance Corp.	6.750	11/01/2019	531,875
450,000	TransDigm, Inc.	5.500	10/15/2020	456,750
500,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	508,125
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)(b)(d)	12.000	08/15/2021	42,000
600,000	United Continental Holdings, Inc.	6.375	06/01/2018	607,500
300,000	United States Steel Corp.	7.375	04/01/2020	324,000
400,000	Universal Hospital Services, Inc.	7.625	08/15/2020	404,000
500,000	Urban One, Inc.(a)	9.250	02/15/2020	488,125
100,000	Valeant Pharmaceuticals International(a)	6.375	10/15/2020	100,750
300,000	Valeant Pharmaceuticals International, Inc.(a)	5.375	03/15/2020	299,289
425,000	Weatherford International Ltd.	9.625	03/01/2019	456,875
65,000	Windstream Services LLC/Windstream Finance Corp.	7.750	10/15/2020	55,881
340,000	WPX Energy, Inc.	7.500	08/01/2020	368,900
500,000	Yum! Brands, Inc.	6.250	03/15/2018	501,250
500,000	Yum! Brands, Inc.	5.300	09/15/2019	516,875
120,000	Yum! Brands, Inc.	3.875	11/01/2020	121,050
348,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	356,265

				89,899,927

	Total Corporate Bonds (Cost $197,098,536)			194,585,515

	Sovereign Debt Obligations - 10.1%
	Argentina - 0.7%
700,000	Argentine Republic Government International Bond	6.250	04/22/2019	726,950
700,000	Provincia de Buenos Aires(a)	9.375	09/14/2018	726,250
150,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	153,375

				1,606,575

	Azerbaijan - 0.2%
480,000	Republic of Azerbaijan International Bond(a)	5.125	09/01/2029	497,280

	Bahrain - 0.3%
200,000	Bahrain Government International Bond(a)	5.500	03/31/2020	204,474
500,000	CBB International Sukuk Co. SPC	6.273	11/22/2018	511,240

				715,714

	Brazil - 0.2%
500,000	Brazil Government International Bond	8.875	10/14/2019	557,555

	Costa Rica - 0.1%
300,000	Costa Rica Government International Bond(a)	9.995	08/01/2020	340,500

	Croatia - 0.4%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	532,750
300,000	Croatia Government International Bond(a)	6.625	07/14/2020	324,760

				857,510

	Ecuador - 0.3%
600,000	Ecuador Government International Bond(a)	10.500	03/24/2020	661,500

	Egypt - 0.1%
300,000	Egypt Government International Bond(a)	5.750	04/29/2020	314,702

	El Salvador - 0.4%
800,000	El Salvador Government International Bond(a)	7.375	12/01/2019	843,000

	Hungary - 0.1%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/2018	150,211

	Kenya - 0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	412,410

	Lebanon - 1.7%
570,000	Lebanon Government International Bond	5.150	06/12/2018	571,137
800,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	801,676
700,000	Lebanon Government International Bond, EMTN	5.500	04/23/2019	703,080
700,000	Lebanon Government International Bond, EMTN	6.000	05/20/2019	707,161
300,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	300,096
200,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	202,762
500,000	Lebanon Government International Bond, GMTN	5.800	04/14/2020	500,323
100,000	Lebanon Government International Bond, EMTN	6.150	06/19/2020	100,750

				3,886,985

Schedule of Investments

	Nigeria - 0.3%
$600,000	Nigeria Government International Bond(a)	5.125%	07/12/2018	$605,952

	Pakistan - 0.6%
600,000	Pakistan Government International Bond(a)	7.250	04/15/2019	622,923
600,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750	12/03/2019	622,728

				1,245,651

	Russia - 0.6%
600,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/2018	624,379
600,000	Russian Foreign Bond - Eurobond(a)	3.500	01/16/2019	604,410
200,000	Russian Foreign Bond - Eurobond(a)	5.000	04/29/2020	208,827

				1,437,616

	Serbia - 0.7%
800,000	Serbia International Bond(a)	5.875	12/03/2018	820,120
700,000	Serbia International Bond(a)	4.875	02/25/2020	723,445

				1,543,565

	South Africa - 0.5%
400,000	Republic of South Africa Government International Bond	6.875	05/27/2019	420,223
200,000	Republic of South Africa Government International Bond	5.500	03/09/2020	209,747
500,000	ZAR Sovereign Capital Fund Pty Ltd.(a)	3.903	06/24/2020	507,325

				1,137,295

	Sri Lanka - 0.5%
800,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	821,044
200,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	204,001

				1,025,045

	Turkey - 1.9%
400,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	410,490
800,000	Hazine Mustesarligi Varlik Kiralama AS(a)	2.803	03/26/2018	800,166
800,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.557	10/10/2018	807,686
700,000	Turkey Government International Bond	6.750	04/03/2018	705,205
800,000	Turkey Government International Bond	7.000	03/11/2019	833,389
600,000	Turkey Government International Bond	7.500	11/07/2019	641,654

				4,198,590

	Ukraine - 0.1%
200,000	Ukraine Government International Bond(a)	7.750	09/01/2019	211,473

	Vietnam - 0.2%
400,000	Vietnam Government International Bond(a)	6.750	01/29/2020	427,390

	Total Sovereign Debt Obligations (Cost $22,619,444)			22,676,519

Number of Shares
	Common Stocks - 0.0%
	United States - 0.0%
4,413	Avaya Holdings Corp.(c)(g)			92,143
6,207	Goodman Networks, Inc.(f)(g)(h)			0

	(Cost $80,184)			92,143

	Preferred Stocks - 0.0%
	United States - 0.0%
7,385	Goodman Networks, Inc., 0.00%(f)(g)(h)			11,077
339	Tervita Corp., 0.00%(g)(h)(i)			2,125

	(Cost $0)			13,202

	Money Market Fund - 1.9%
4,288,640	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(j) (Cost $4,288,640)			4,288,640

	Total Investments in Securities (Cost $224,086,804) - 98.2%			221,656,019
	Other assets less liabilities - 1.8%			4,073,843

	Net Assets - 100.0%			$225,729,862

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

PIK - Pay-in-Kind

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $100,419,398, which represented 44.49% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2018 was $507,158, which represented less than 1% of the Fund’s Net Assets.
(c)	Acquired as part of the Avaya Holdings Corp. reorganization.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	Non-income producing security.
(h)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(i)	Acquired as part of the Tervita Corp. reorganization.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 98.7%
		Australia - 1.9%
EUR	200,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$243,581
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	627,788
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	269,514
EUR	200,000	National Australia Bank Ltd., EMTN	0.875	01/20/2022	254,219
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	343,522
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	254,101
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	212,845
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	205,681
GBP	200,000	Westfield America Management Ltd.	2.625	03/30/2029	284,167
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	248,119
AUD	400,000	Westpac Banking Corp., MTN	4.500	02/25/2019	331,816

					3,275,353

		Belgium - 3.0%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	251,583
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	522,026
GBP	250,000	Anheuser-Busch InBev SA, EMTN	1.750	03/07/2025	348,585
EUR	550,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	708,281
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	483,620
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	278,174
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	392,436
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	414,271
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	244,433
EUR	400,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	539,634
GBP	400,000	Anheuser-Busch InBev SA, EMTN	2.850	05/25/2037	565,995
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	251,527

					5,000,565

		Canada - 13.8%
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	412,349
CAD	800,000	Bank of Montreal, DPNT	2.100	10/06/2020	647,231
CAD	700,000	Bank of Montreal, DPNT	1.880	03/31/2021	560,160
CAD	450,000	Bank of Montreal, DPNT	3.400	04/23/2021	376,795
CAD	850,000	Bank of Montreal, DPNT	1.610	10/28/2021	669,296
CAD	800,000	Bank of Montreal, DPNT	2.120	03/16/2022	639,309
CAD	800,000	Bank of Montreal, DPNT	2.270	07/11/2022	641,232
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	486,837
CAD	750,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	607,061
CAD	700,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	583,947
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	329,462
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	596,253
CAD	700,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	552,959
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.290	06/28/2024	550,728
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	394,877
CAD	300,000	Bell Canada, Inc.	3.350	06/18/2019	248,209
CAD	800,000	Bell Canada, Inc., MTN	3.250	06/17/2020	664,114
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	238,178
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	248,683
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	483,986
CAD	400,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	322,426
CAD	500,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	400,200
CAD	550,000	Canadian Imperial Bank of Commerce, DPNT	2.040	03/21/2022	438,274
CAD	800,000	Canadian Imperial Bank of Commerce, DPNT	2.300	07/11/2022	642,850
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	410,792
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	331,891
CAD	600,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	494,950
CAD	600,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	482,323
CAD	400,000	HSBC Bank Canada, DPNT	2.449	01/29/2021	325,438
CAD	450,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	370,332
CAD	300,000	HSBC Bank Canada, DPNT	2.170	06/29/2022	238,934
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	322,758
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/2021	528,353
CAD	500,000	Royal Bank of Canada, DPNT	1.920	07/17/2020	403,517
CAD	700,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	576,546
CAD	750,000	Royal Bank of Canada, DPNT	1.583	09/13/2021	590,867

Schedule of Investments

CAD	700,000	Royal Bank of Canada, DPNT	1.968%	03/02/2022	$555,949
CAD	700,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	556,480
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	397,167
CAD	450,000	Shaw Communications, Inc.	5.650	10/01/2019	386,545
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	627,656
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	240,340
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/2019	427,554
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/2020	433,085
CAD	950,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	775,789
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.994	03/23/2022	557,204
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	546,152
CAD	1,000,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	833,403

					23,149,441

		Denmark - 1.3%
EUR	200,000	AP Moeller - Maersk A/S, EMTN	1.750	03/18/2021	260,169
EUR	300,000	Danske Bank A/S, EMTN	0.750	06/02/2023	377,430
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/2018	665,698
GBP	300,000	Orsted A/S, EMTN	4.875	01/12/2032	529,754
GBP	150,000	Orsted A/S, EMTN	5.750	04/09/2040	309,201

					2,142,252

		Finland - 0.4%
EUR	250,000	Fortum OYJ, EMTN	2.250	09/06/2022	333,723
EUR	200,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	253,339

					587,062

		France - 19.8%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	252,184
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	305,750
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	252,075
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	274,979
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	140,675
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	422,882
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	276,871
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	548,903
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	382,190
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	412,146
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.375	03/24/2026	394,988
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	05/26/2027	249,851
EUR	150,000	BNP Paribas SA, EMTN	2.250	01/13/2021	198,573
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	276,946
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	279,845
EUR	350,000	BNP Paribas SA, EMTN	1.125	10/10/2023	441,071
EUR	300,000	BNP Paribas SA, EMTN	2.375	05/20/2024	410,704
EUR	300,000	BNP Paribas SA, EMTN	2.375	02/17/2025	396,013
EUR	200,000	BNP Paribas SA, EMTN	1.500	11/17/2025	252,997
EUR	300,000	BNP Paribas SA, EMTN	1.625	02/23/2026	390,400
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	381,973
EUR	200,000	BPCE SA	4.625	07/18/2023	296,768
GBP	400,000	BPCE SA	5.250	04/16/2029	693,294
EUR	100,000	BPCE SA, EMTN	4.500	02/10/2022	145,381
EUR	200,000	BPCE SA, EMTN	0.875	01/31/2024	246,938
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	241,998
EUR	400,000	Capgemini SE	2.500	07/01/2023	544,268
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	288,460
EUR	200,000	CNP Assurances	1.875	10/20/2022	261,233
EUR	200,000	Coentreprise de Transport d’electricite SA	1.500	07/29/2028	249,131
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	256,338
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	665,917
EUR	500,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	630,264
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	309,143
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	705,708
EUR	600,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	819,501
EUR	400,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	503,576
EUR	500,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	630,908
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	258,009
EUR	300,000	Danone SA, EMTN	2.250	11/15/2021	400,146
EUR	300,000	Danone SA, EMTN	0.709	11/03/2024	371,029
EUR	400,000	Danone SA, EMTN	1.208	11/03/2028	494,188
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/2021	442,289
EUR	100,000	Electricite de France SA, EMTN	2.250	04/27/2021	132,746
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	424,448
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	411,906
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	154,432

Schedule of Investments

EUR	800,000	Electricite de France SA, EMTN	1.000%	10/13/2026	$967,748
EUR	200,000	Electricite de France SA, EMTN	4.125	03/25/2027	304,784
GBP	200,000	Electricite de France SA, EMTN	6.250	05/30/2028	373,967
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	321,147
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,266,491
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/2037	1,281,880
GBP	700,000	Electricite de France SA, EMTN	5.500	10/17/2041	1,305,836
GBP	550,000	Electricite de France SA, EMTN	5.125	09/22/2050	1,010,791
EUR	300,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	471,834
EUR	200,000	Engie SA, EMTN	2.375	05/19/2026	273,410
GBP	250,000	Engie SA, EMTN	7.000	10/30/2028	513,141
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	1,021,187
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	438,033
EUR	200,000	LVMH Moet Hennessy Louis Vuitton SE, EMTN	0.750	05/26/2024	250,638
EUR	100,000	Orange SA, EMTN	3.000	06/15/2022	138,375
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	432,360
EUR	400,000	Orange SA, EMTN	8.125	01/28/2033	928,493
GBP	150,000	Orange SA, EMTN	5.625	01/23/2034	288,738
GBP	200,000	Orange SA, EMTN	5.375	11/22/2050	408,437
EUR	200,000	RTE Reseau de Transport d’Electricite SA, EMTN	1.625	11/27/2025	259,782
EUR	200,000	Sanofi, EMTN	1.875	09/04/2020	260,082
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	238,509
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	379,798
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	291,132
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	125,442
EUR	300,000	Societe Generale SA, EMTN	2.625	02/27/2025	399,980
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	272,712
EUR	200,000	Total Capital International SA, EMTN	0.250	07/12/2023	245,882
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	477,419
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	519,304
EUR	200,000	Vivendi SA	0.750	05/26/2021	252,711

					33,240,078

		Germany - 9.7%
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	582,655
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/2022	404,357
EUR	200,000	BMW Finance NV, EMTN	0.375	07/10/2023	245,345
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	320,937
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	251,656
EUR	200,000	Commerzbank AG, EMTN	4.000	09/16/2020	274,587
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	306,492
EUR	100,000	Daimler AG, EMTN	0.875	01/12/2021	127,148
EUR	300,000	Daimler AG, EMTN	1.400	01/12/2024	388,615
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	248,468
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	322,291
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	248,478
EUR	200,000	Daimler AG, EMTN	1.500	07/03/2029	248,821
EUR	200,000	Daimler AG, EMTN	2.125	07/03/2037	255,145
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	509,826
EUR	300,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	384,254
EUR	100,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	132,921
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	244,943
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	197,771
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	438,534
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	374,150
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	187,954
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	314,001
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	375,956
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	802,668
GBP	250,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	507,491
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	668,371
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	254,747
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	152,493
GBP	400,000	innogy Finance BV, EMTN	6.250	06/03/2030	770,709
GBP	300,000	innogy Finance BV, EMTN	4.750	01/31/2034	521,853
GBP	300,000	innogy Finance BV, EMTN	6.125	07/06/2039	627,241
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	291,154
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	516,896
EUR	300,000	Volkswagen International Finance NV	1.125	10/02/2023	378,237
EUR	200,000	Volkswagen International Finance NV, EMTN	2.000	03/26/2021	262,711
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	252,010
EUR	250,000	Volkswagen International Finance NV, EMTN	1.625	01/16/2030	304,101
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	509,023

Schedule of Investments

EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375%	09/06/2022	$402,236
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	543,964
EUR	300,000	Volkswagen Leasing GMBH, EMTN	1.125	04/04/2024	375,991
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	250,976
EUR	400,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	536,400

					16,314,577

		Hong Kong - 0.5%
EUR	200,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	245,751
EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	254,164
EUR	200,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	257,903

					757,818

		Italy - 5.2%
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	316,649
EUR	200,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	284,975
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	324,444
EUR	350,000	Enel Finance International NV	1.375	06/01/2026	438,550
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	686,719
EUR	300,000	Enel Finance International NV, EMTN	1.000	09/16/2024	374,819
EUR	200,000	Enel Finance International NV, EMTN	1.966	01/27/2025	263,988
GBP	150,000	Enel Finance International NV, EMTN	5.750	09/14/2040	295,403
GBP	600,000	Enel SpA, EMTN	5.750	06/22/2037	1,161,067
EUR	150,000	Eni SpA, EMTN	4.000	06/29/2020	204,710
EUR	100,000	Eni SpA, EMTN	3.250	07/10/2023	142,274
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	297,479
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	318,230
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	296,202
EUR	200,000	Ferrovie Dello Stato Italiane SpA, EMTN	1.500	06/27/2025	248,906
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	254,547
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	262,914
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	254,598
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	365,947
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	255,089
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	239,226
EUR	150,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/2021	213,188
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	253,713
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	1.375	07/26/2027	247,779
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	271,315
EUR	200,000	UniCredit SpA, EMTN	2.000	03/04/2023	263,736
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	263,906

					8,800,373

		Japan - 1.1%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	288,795
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	642,539
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	921,106

					1,852,440

		Netherlands - 6.1%
EUR	150,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	221,970
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/2022	317,510
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	414,716
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	315,274
EUR	200,000	ASML Holding NV	1.375	07/07/2026	254,635
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	865,109
EUR	200,000	Cooperatieve Rabobank UA	4.125	07/14/2025	308,159
EUR	500,000	Cooperatieve Rabobank UA, EMTN	3.750	11/09/2020	683,655
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	696,747
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.000	01/11/2022	429,017
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	575,354
EUR	400,000	Cooperatieve Rabobank UA, EMTN	1.375	02/03/2027	511,250
GBP	350,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	600,092
GBP	400,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	665,121
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/2022	654,803
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	377,749
GBP	300,000	Koninklijke KPN NV, EMTN	5.750	09/17/2029	538,851
EUR	100,000	Shell International Finance BV, EMTN	1.000	04/06/2022	128,520
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	181,915
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	268,615
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	351,015
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/2027	459,211
EUR	350,000	Shell International Finance BV, EMTN	0.750	08/15/2028	417,122

					10,236,410

Schedule of Investments

		Norway - 1.3%
EUR	250,000	DNB Bank ASA, EMTN	4.375%	02/24/2021	$352,114
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	360,877
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/2021	365,384
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/2027	315,557
GBP	200,000	Statoil ASA, EMTN	6.875	03/11/2031	421,947
EUR	200,000	Statoil ASA, EMTN	1.625	02/17/2035	247,097
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	130,764

					2,193,740

		Portugal - 0.3%
EUR	200,000	EDP Finance BV, EMTN	2.625	01/18/2022	270,362
EUR	200,000	EDP Finance BV, EMTN	1.125	02/12/2024	250,858

					521,220

		Spain - 4.7%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	246,055
EUR	300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	376,471
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	3.500	02/10/2027	280,493
EUR	200,000	CaixaBank SA, EMTN	1.125	05/17/2024	250,376
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	246,338
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	369,528
EUR	300,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	373,385
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	248,451
EUR	200,000	Mapfre SA	1.625	05/19/2026	254,426
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	264,173
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/2021	279,604
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	252,382
EUR	100,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	126,839
EUR	200,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	258,395
EUR	200,000	Santander International Debt SA, EMTN	1.375	12/14/2022	258,986
EUR	200,000	Santander Issuances SAU, DIP, EMTN	3.250	04/04/2026	274,870
EUR	200,000	Santander Issuances SAU, EMTN	2.500	03/18/2025	263,165
EUR	200,000	Santander Issuances SAU, EMTN	3.125	01/19/2027	273,232
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	259,622
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750	04/13/2022	252,201
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	401,907
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	330,831
EUR	400,000	Telefonica Emisiones SAU, EMTN	3.987	01/23/2023	580,277
EUR	500,000	Telefonica Emisiones SAU, EMTN	1.528	01/17/2025	641,195
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	341,321
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	251,063

					7,955,586

		Sweden - 2.4%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	272,659
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	131,808
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	280,624
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	255,135
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	254,653
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	130,277
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	263,564
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	0.750	08/24/2021	254,193
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	575,310
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	273,962
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	283,860
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/2021	222,600
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	911,907

					4,110,552

		Switzerland - 2.7%
EUR	200,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	255,890
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	323,821
EUR	200,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	253,816
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	321,247
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	372,715
GBP	150,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	218,815
EUR	450,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	576,147
CHF	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	276,320
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	385,862
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	131,072
EUR	150,000	Novartis Finance SA	0.125	09/20/2023	183,191
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	253,201
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	387,199
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	262,307
EUR	300,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	385,576

					4,587,179

Schedule of Investments

		United Kingdom - 24.5%
GBP	200,000	ABP Finance PLC, EMTN	6.250%	12/14/2026	$358,199
GBP	300,000	Annington Funding PLC, EMTN	2.646	07/12/2025	430,751
GBP	250,000	Annington Funding PLC, EMTN	3.184	07/12/2029	361,978
GBP	200,000	Annington Funding PLC, EMTN	3.685	07/12/2034	299,384
GBP	300,000	Annington Funding PLC, EMTN	3.935	07/12/2047	466,620
EUR	100,000	Barclays Bank PLC, EMTN	6.000	01/14/2021	143,997
GBP	700,000	Barclays Bank PLC, EMTN	10.000	05/21/2021	1,237,505
EUR	200,000	Barclays Bank PLC, EMTN	6.625	03/30/2022	306,089
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	407,856
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	259,694
GBP	550,000	Barclays PLC, EMTN	3.125	01/17/2024	811,087
GBP	500,000	Barclays PLC, EMTN	3.250	02/12/2027	736,266
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	457,389
GBP	150,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	237,919
EUR	200,000	BAT International Finance PLC, EMTN	2.250	01/16/2030	255,394
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	396,325
GBP	300,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	354,320
GBP	350,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	612,300
GBP	350,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	668,702
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	133,552
EUR	100,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	129,926
EUR	200,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	261,825
EUR	200,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	256,585
GBP	500,000	BP Capital Markets PLC, EMTN	1.177	08/12/2023	693,396
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	386,236
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	451,554
EUR	100,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	125,979
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	253,732
EUR	200,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	256,179
EUR	200,000	British Telecommunications PLC, EMTN	1.500	06/23/2027	247,412
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	412,036
GBP	250,000	BUPA Finance PLC	5.000	04/25/2023	400,618
GBP	400,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	549,054
GBP	300,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	408,114
GBP	300,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	409,699
GBP	150,000	Centrica PLC, EMTN	4.375	03/13/2029	243,388
GBP	450,000	Centrica PLC, EMTN	7.000	09/19/2033	945,802
GBP	150,000	Centrica PLC, EMTN	4.250	09/12/2044	248,059
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/2022	451,404
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	259,754
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	313,341
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	482,426
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	673,657
GBP	550,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	1,120,798
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	455,328
GBP	300,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	534,438
GBP	200,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	372,550
GBP	100,000	HSBC Bank PLC, EMTN	4.750	03/24/2046	189,847
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	326,932
EUR	200,000	HSBC Holdings PLC	0.875	09/06/2024	247,535
GBP	400,000	HSBC Holdings PLC	2.625	08/16/2028	573,516
GBP	300,000	HSBC Holdings PLC	6.750	09/11/2028	572,378
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	389,571
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	536,501
EUR	200,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	275,350
EUR	200,000	HSBC Holdings PLC, EMTN	2.500	03/15/2027	274,515
EUR	700,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	962,521
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	432,078
GBP	400,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	793,416
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	378,467
GBP	250,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	434,954
GBP	250,000	Investec Bank PLC, EMTN	9.625	02/17/2022	443,253
EUR	200,000	Lloyds Bank PLC, EMTN	6.500	03/24/2020	283,031
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	563,534
GBP	400,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	754,919
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	676,482
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	404,783
EUR	200,000	Nationwide Building Society, EMTN	1.125	06/03/2022	256,216
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/2025	380,821

Schedule of Investments

GBP	250,000	Nationwide Building Society, EMTN	3.000%	05/06/2026	$381,133
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	311,403
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	412,944
EUR	200,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/2020	278,150
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	313,899
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	230,985
GBP	300,000	Scottish Widows Ltd.	5.500	06/16/2023	485,934
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	489,487
GBP	300,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	466,190
EUR	300,000	Sky PLC, EMTN	1.500	09/15/2021	389,021
EUR	200,000	Sky PLC, EMTN	2.500	09/15/2026	271,643
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	324,721
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	436,756
EUR	300,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	389,866
GBP	250,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	400,967
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	490,199
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	316,615
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	397,106
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	466,585
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	581,609
EUR	300,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	394,710
EUR	400,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	533,570
EUR	400,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	471,252
GBP	500,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	674,911
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	377,326
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	386,330

					41,102,549

		Total Corporate Bonds (Cost $155,468,952)			165,827,195

	Number of Shares
		Money Market Fund - 0.2%
	392,061	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $392,061)			392,061

		Total Investments in Securities (Cost $155,861,013) - 98.9%			166,219,256
		Other assets less liabilities - 1.1%			1,848,710

		Net Assets - 100.0%			$168,067,966

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possession

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Note

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.4%
	Advertising - 0.5%
$100,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$106,074

	Aerospace/Defense - 0.8%
100,000	General Dynamics Corp.	2.250	11/15/2022	97,400
100,000	Lockheed Martin Corp.	2.500	11/23/2020	99,869

				197,269

	Agriculture - 1.1%
100,000	Altria Group, Inc.	2.625	01/14/2020	100,190
50,000	Philip Morris International, Inc.	4.500	03/26/2020	52,058
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	103,394

				255,642

	Auto Manufacturers - 3.4%
100,000	American Honda Finance Corp., MTN	1.600	07/13/2018	99,865
100,000	American Honda Finance Corp., MTN	2.250	08/15/2019	99,838
100,000	American Honda Finance Corp., GMTN	1.700	09/09/2021	96,486
100,000	General Motors Financial Co., Inc.	2.400	04/10/2018	100,112
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	101,295
100,000	General Motors Financial Co., Inc.	3.700	11/24/2020	102,093
100,000	General Motors Financial Co., Inc.	4.375	09/25/2021	103,819
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	102,055

				805,563

	Banks - 32.0%
100,000	Bank of America Corp., MTN	6.875	04/25/2018	101,127
100,000	Bank of America Corp., GMTN	5.650	05/01/2018	100,937
100,000	Bank of America Corp.	6.875	11/15/2018	103,632
100,000	Bank of America Corp., MTN	5.625	07/01/2020	107,213
100,000	Bank of America Corp., MTN	2.625	10/19/2020	99,954
100,000	Bank of America Corp., GMTN	2.625	04/19/2021	99,509
100,000	Bank of America Corp., MTN	5.000	05/13/2021	106,934
100,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	100,444
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/2018	199,878
100,000	Bank of New York Mellon Corp. (The), MTN	2.100	08/01/2018	100,088
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	99,891
100,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/2018	99,929
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	99,304
100,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	104,549
200,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	200,118
200,000	Barclays PLC (United Kingdom)	3.200	08/10/2021	199,838
100,000	BB&T Corp., MTN	2.625	06/29/2020	100,201
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	106,281
100,000	Canadian Imperial Bank of Commerce (Canada)	2.550	06/16/2022	98,408
250,000	Capital One NA	2.350	08/17/2018	250,354
100,000	Citigroup, Inc.	2.500	09/26/2018	100,241
100,000	Citigroup, Inc.	2.550	04/08/2019	100,154
100,000	Citigroup, Inc.	2.500	07/29/2019	100,129
100,000	Citigroup, Inc.	2.700	03/30/2021	99,417
100,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	103,125
100,000	Fifth Third Bancorp	2.875	07/27/2020	100,577
100,000	Fifth Third Bancorp	3.500	03/15/2022	101,903
200,000	Fifth Third Bank, BKNT	2.875	10/01/2021	199,829
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	100,406
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	99,973
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	99,987
100,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	99,164
100,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	107,476
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	109,690
100,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	107,371
400,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	394,181
100,000	HSBC USA, Inc.	2.250	06/23/2019	99,787
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	97,330
250,000	Huntington National Bank (The)	2.200	04/01/2019	249,210
100,000	JPMorgan Chase & Co.	2.200	10/22/2019	99,557
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	104,233

Schedule of Investments

$200,000	JPMorgan Chase & Co.	2.550%	10/29/2020	$199,427
100,000	JPMorgan Chase & Co.	4.350	08/15/2021	105,128
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	106,005
100,000	KeyCorp, MTN	2.900	09/15/2020	100,402
50,000	Morgan Stanley, GMTN	6.625	04/01/2018	50,388
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	104,822
100,000	Morgan Stanley	2.650	01/27/2020	100,029
100,000	Morgan Stanley	2.800	06/16/2020	100,254
100,000	Morgan Stanley, GMTN	5.500	07/28/2021	108,190
100,000	Morgan Stanley, MTN	2.625	11/17/2021	98,620
100,000	Northern Trust Corp.	3.450	11/04/2020	102,346
100,000	Northern Trust Corp.	3.375	08/23/2021	102,189
100,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/2018	99,933
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	98,722
100,000	State Street Corp.	4.375	03/07/2021	105,272
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/2018	99,901
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,699
100,000	US Bancorp, MTN	1.950	11/15/2018	99,924
100,000	US Bancorp, MTN	3.000	03/15/2022	100,601
100,000	Wells Fargo & Co.	2.125	04/22/2019	99,759
200,000	Wells Fargo & Co., MTN	2.550	12/07/2020	199,180
100,000	Wells Fargo & Co.	2.100	07/26/2021	97,657

				7,530,777

	Beverages - 2.6%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	99,751
100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	107,548
100,000	Coca-Cola Co. (The)	1.650	11/01/2018	99,797
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/2020	102,212
100,000	PepsiCo, Inc.	3.125	11/01/2020	101,852
100,000	PepsiCo, Inc.	3.000	08/25/2021	101,377

				612,537

	Biotechnology - 1.7%
100,000	Amgen, Inc.	5.700	02/01/2019	103,287
100,000	Amgen, Inc.	1.850	08/19/2021	96,872
100,000	Celgene Corp.	3.950	10/15/2020	102,963
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	100,130

				403,252

	Chemicals - 1.7%
100,000	Dow Chemical Co. (The)	4.250	11/15/2020	104,061
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	104,162
100,000	Monsanto Co.	2.125	07/15/2019	99,601
100,000	Praxair, Inc.	2.200	08/15/2022	97,454

				405,278

	Computers - 1.8%
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	104,310
100,000	International Business Machines Corp.	7.625	10/15/2018	103,802
100,000	International Business Machines Corp.	8.375	11/01/2019	110,347
100,000	International Business Machines Corp.	1.875	08/01/2022	95,857

				414,316

	Cosmetics/Personal Care - 0.4%
100,000	Procter & Gamble Co. (The)	1.900	11/01/2019	99,441

	Diversified Financial Services - 4.6%
100,000	Air Lease Corp.	3.875	04/01/2021	102,683
100,000	Air Lease Corp.	3.750	02/01/2022	102,252
100,000	American Express Co.	1.550	05/22/2018	99,868
100,000	American Express Co.	8.125	05/20/2019	107,247
100,000	American Express Credit Corp., MTN	1.800	07/31/2018	99,903
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,784
100,000	American Express Credit Corp., MTN	2.250	05/05/2021	98,378
100,000	Jefferies Group LLC	5.125	04/13/2018	100,567
60,000	Jefferies Group LLC	8.500	07/15/2019	64,951
100,000	Lazard Group LLC	4.250	11/14/2020	103,722
100,000	National Rural Utilities Cooperative Finance Corp.	10.375	11/01/2018	106,056

				1,085,411

	Electric - 2.2%
100,000	Exelon Generation Co. LLC	4.000	10/01/2020	102,901
100,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	116,753
100,000	Southern Co. (The)	2.450	09/01/2018	100,217
100,000	Southern Co. (The)	2.350	07/01/2021	98,120
100,000	Xcel Energy, Inc.	4.700	05/15/2020	103,804

				521,795

Schedule of Investments

	Electrical Components & Equipment - 0.5%
$100,000	Emerson Electric Co.	4.875%	10/15/2019	$103,998

	Electronics - 0.5%
100,000	Honeywell International, Inc.	4.250	03/01/2021	105,322

	Environmental Control - 0.4%
100,000	Republic Services, Inc.	3.800	05/15/2018	100,524

	Food - 1.6%
100,000	General Mills, Inc.	2.200	10/21/2019	99,598
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	60,725
100,000	Kraft Heinz Foods Co.	3.500	07/15/2022	101,118
100,000	Tyson Foods, Inc.	4.500	06/15/2022	105,737

				367,178

	Gas - 0.4%
100,000	Sempra Energy	2.875	10/01/2022	99,150

	Healthcare-Products - 1.7%
100,000	Abbott Laboratories	2.000	03/15/2020	98,820
100,000	Becton Dickinson & Co.	3.250	11/12/2020	100,825
100,000	Becton Dickinson & Co.	3.125	11/08/2021	99,626
100,000	Life Technologies Corp.	6.000	03/01/2020	106,580

				405,851

	Healthcare-Services - 1.3%
100,000	Anthem, Inc.	4.350	08/15/2020	104,149
100,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	102,277
100,000	UnitedHealth Group, Inc.	6.000	02/15/2018	100,151

				306,577

	Household Products/Wares - 0.4%
100,000	Clorox Co. (The)	3.050	09/15/2022	100,529

	Insurance - 2.2%
100,000	American International Group, Inc.	6.400	12/15/2020	109,895
100,000	Berkshire Hathaway, Inc.	1.150	08/15/2018	99,599
100,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	99,701
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	99,291
100,000	MetLife, Inc., Series A	6.817	08/15/2018	102,534

				511,020

	Internet - 1.3%
100,000	Amazon.com, Inc.	2.600	12/05/2019	100,589
100,000	eBay, Inc.	2.200	08/01/2019	99,626
100,000	Symantec Corp.	4.200	09/15/2020	102,253

				302,468

	Investment Companies - 0.4%
100,000	Ares Capital Corp.	4.875	11/30/2018	101,943

	Machinery-Construction & Mining - 0.5%
100,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	105,109

	Machinery-Diversified - 1.3%
100,000	John Deere Capital Corp., MTN	3.150	10/15/2021	101,705
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	99,613
100,000	Roper Technologies, Inc.	2.050	10/01/2018	99,893

				301,211

	Media - 2.8%
100,000	Comcast Corp.	3.125	07/15/2022	101,228
100,000	NBCUniversal Media LLC	5.150	04/30/2020	105,827
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/2020	99,680
100,000	Time Warner Cable LLC	6.750	07/01/2018	101,828
50,000	Time Warner Cable LLC	8.250	04/01/2019	53,219
100,000	Walt Disney Co. (The), GMTN	1.500	09/17/2018	99,682
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	99,508

				660,972

	Mining - 0.4%
100,000	Newmont Mining Corp.	3.500	03/15/2022	101,178

	Miscellaneous Manufacturing - 1.3%
100,000	3M Co., GMTN	2.000	08/07/2020	99,166
100,000	General Electric Co., GMTN	5.625	05/01/2018	100,930
100,000	General Electric Co., GMTN	3.150	09/07/2022	99,908

				300,004

Schedule of Investments

	Office/Business Equipment - 0.4%
$100,000	Pitney Bowes, Inc.	3.625%	10/01/2021	$96,500

	Oil & Gas - 5.7%
100,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	106,246
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	102,828
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	101,162
100,000	Cenovus Energy, Inc. (Canada)	5.700	10/15/2019	104,582
100,000	Chevron Corp.	1.718	06/24/2018	99,962
100,000	Chevron Corp.	2.419	11/17/2020	99,996
100,000	EOG Resources, Inc.	2.450	04/01/2020	99,735
100,000	Marathon Petroleum Corp.	5.125	03/01/2021	106,748
100,000	Noble Energy, Inc.	4.150	12/15/2021	103,772
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	103,199
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	99,996
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	98,484
100,000	Total Capital SA (France)	4.450	06/24/2020	104,556

				1,331,266

	Pharmaceuticals - 5.1%
100,000	AbbVie, Inc.	1.800	05/14/2018	99,990
100,000	AbbVie, Inc.	2.300	05/14/2021	98,353
100,000	Actavis, Inc.	3.250	10/01/2022	99,586
100,000	Allergan Funding SCS	3.450	03/15/2022	100,669
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	99,243
100,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	99,697
100,000	Cardinal Health, Inc.	1.950	06/15/2018	99,965
100,000	Cardinal Health, Inc.	1.948	06/14/2019	99,213
100,000	Cardinal Health, Inc.	2.616	06/15/2022	97,474
100,000	Johnson & Johnson	5.150	07/15/2018	101,508
100,000	Merck & Co., Inc.	2.400	09/15/2022	98,542
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	102,910

				1,197,150

	Pipelines - 2.6%
100,000	Energy Transfer LP	4.650	06/01/2021	104,474
100,000	Enterprise Products Operating LLC	5.200	09/01/2020	106,229
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/2018	100,137
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	102,552
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	100,569
100,000	Williams Partners LP	4.125	11/15/2020	103,226

				617,187

	REITs - 1.9%
100,000	American Tower Corp.	3.400	02/15/2019	100,880
100,000	American Tower Corp.	3.450	09/15/2021	101,474
50,000	Boston Properties LP	5.875	10/15/2019	52,502
100,000	Simon Property Group LP	2.625	06/15/2022	98,554
100,000	Welltower, Inc.	4.125	04/01/2019	101,520

				454,930

	Retail - 3.0%
100,000	CVS Health Corp.	2.250	12/05/2018	100,036
100,000	CVS Health Corp.	3.500	07/20/2022	100,844
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	105,021
100,000	Lowe’s Cos., Inc.	3.750	04/15/2021	103,369
100,000	McDonald’s Corp., MTN	2.750	12/09/2020	100,448
100,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	100,221
100,000	Walmart, Inc.	3.250	10/25/2020	102,340

				712,279

	Semiconductors - 2.2%
100,000	Applied Materials, Inc.	2.625	10/01/2020	100,364
100,000	Applied Materials, Inc.	4.300	06/15/2021	105,359
100,000	Intel Corp.	3.300	10/01/2021	102,401
100,000	KLA-Tencor Corp.	4.125	11/01/2021	103,617
100,000	QUALCOMM, Inc.	3.000	05/20/2022	99,337

				511,078

	Software - 2.8%
100,000	Fidelity National Information Services, Inc.	2.850	10/15/2018	100,496
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	102,190
100,000	Microsoft Corp.	2.000	11/03/2020	98,935
100,000	Microsoft Corp.	1.550	08/08/2021	96,640
100,000	Oracle Corp.	5.000	07/08/2019	103,810
150,000	Oracle Corp.	2.500	05/15/2022	148,463

				650,534

Schedule of Investments

	Telecommunications - 4.0%
$100,000	AT&T, Inc.	5.500%	02/01/2018	$100,000
100,000	AT&T, Inc.	2.375	11/27/2018	100,214
100,000	AT&T, Inc.	2.450	06/30/2020	99,440
100,000	Cisco Systems, Inc.	4.950	02/15/2019	102,767
100,000	Orange SA (France)	4.125	09/14/2021	104,873
100,000	Qwest Corp.	6.750	12/01/2021	107,250
25,000	Rogers Communications, Inc. (Canada)	6.800	08/15/2018	25,617
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	104,679
100,000	Verizon Communications, Inc.	2.625	02/21/2020	100,493
100,000	Verizon Communications, Inc.	3.000	11/01/2021	100,361

				945,694

	Transportation - 0.9%
100,000	Norfolk Southern Corp.	5.750	04/01/2018	100,624
100,000	United Parcel Service, Inc.	3.125	01/15/2021	101,884

				202,508

	Total Corporate Bonds (Cost $23,326,139)			23,129,515

Number of Shares
	Money Market Fund - 2.3%
531,252	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(a) (Cost $531,252)			531,252

	Total Investments in Securities (Cost $23,857,391) - 100.7%			23,660,767
	Other assets less liabilities - (0.7)%			(156,295)

	Net Assets - 100.0%			$23,504,472

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 96.7%
	Ad Valorem Property Tax - 13.4%
$8,000,000	Aldine Texas Independent School District Ref. Ser. 17 PSF-GTD	5.000%	02/15/2042	$9,237,520
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	2,134,180
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/2040	13,012,915
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	673,752
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	6,077,150
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,144,650
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	11,332,800
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,196,000
3,340,000	City of New York Ser. 11A-1	5.000	08/01/2032	3,675,637
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,714,453
260,000	City of New York Sub.-Ser. 09J-1(b)	5.000	05/15/2019	271,645
820,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	853,407
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,263,470
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,917,475
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,328,660
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,517,910
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,594,120
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,483,500
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,343,847
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,362,102
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	793,753
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,834,734
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,842,130
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,216,950
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,145,050
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,850,930
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,643,480
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,100,593
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,649,750
7,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	7,396,690
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,678,100
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,481,800
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,145,330
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	520,635
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,320,099
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM(b)	5.000	09/01/2018	908,663
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,319,316
12,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	13,955,400
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,364,700
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/2033	2,547,375
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,163,720
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,309,020
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,745,760
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(b)	5.000	08/01/2019	2,633,275
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,465,692
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/2045	3,432,420
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,863,925

				219,464,483

	Auto Parking Revenue - 0.4%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,260,680
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,147,000
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,681,925

				7,089,605

Schedule of Investments

	Charter School Aid - 0.5%
$8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000%	08/15/2042	$8,912,335

	College & University Revenue - 9.4%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,510,750
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,297,020
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,438,510
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,176,960
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,990,187
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,923,050
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,914,225
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	13,104,558
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	65,606
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,271,580
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,191,720
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,340,332
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,090,210
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,101,010
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,259,220
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	981,969
1,250,000	Massachusetts State Development Finance Agency (Massachusetts Institute of Technology) Rev. Ser. 09O(b)	6.000	07/01/2018	1,274,362
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,137,740
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,096,850
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,358,875
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	577,395
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,299,292
250,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(b)	5.000	07/01/2018	253,770
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,355,920
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,580,530
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,907,890
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,683,770
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,349,724
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,182,607
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,123,760
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	853,020
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,357,810
11,100,000	Ohio State University Ser.14A	5.000	12/01/2039	12,786,978
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser.17A	5.000	07/01/2047	1,155,840
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,302,560

Schedule of Investments

$2,710,000	Pennsylvania State University Ser. 10	5.000%	03/01/2040	$2,887,424
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,179,028
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,598,450
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,264,520
3,000,000	Tennessee State School Bond Auth. (Higher Educational Facilities 2nd Program) Ser. 17A	5.000	11/01/2042	3,523,110
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,317,480
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,906,950
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,339,300
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,612,337
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,549,816
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,722,581

				154,196,596

	Electric Power Revenue - 4.2%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,241,260
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,233,780
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,588,400
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,987,270
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,252,177
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,716,511
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,052,144
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,488,266
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,138,640
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,812,400
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM(b)	5.000	05/01/2021	4,641,588
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,862,075
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,086,979
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,107,360
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	556,680
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,143,706
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,162,670
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,137,120
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,309,630
10,000,000	Utility Debt Securitization Auth. New York Restructuring Bonds Ref. Ser. 15	5.000	12/15/2033	11,728,800

				69,247,456

	Fuel Sales Tax Revenue - 0.6%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,631,355
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,319,340
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,466,800

				9,417,495

	General Fund - 0.6%
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,058,340
3,000,000	California State Ser. 16	5.000	09/01/2046	3,443,550
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,779,150

				10,281,040

	Health, Hospital, Nursing Home Revenue - 9.2%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	960,150
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	689,084
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,158,020
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	544,155
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,084,660
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,551,702

Schedule of Investments

$3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000%	11/01/2047	$4,527,110
5,615,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	6,161,059
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	9,187,440
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,069,640
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,907,886
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,781,575
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,102,300
720,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(b)	5.000	05/23/2018	728,179
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,089,790
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC(b)	5.500	04/01/2020	2,705,950
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,936,777
1,570,000	District of Columbia Hospital (Children’s Hospital Obligation Group) Rev. Ser. 08 AGC(b)	5.250	07/15/2018	1,598,181
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,390,200
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,304,860
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,135,600
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,822,136
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC(b)	5.125	11/15/2018	3,909,288
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,259,820
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,119,610
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,074,170
1,700,000	Indiana Health & Educational Facilities Finance Auth. (St. Francis) Rev. Ref. Ser. 06E AGM(b)	5.250	05/01/2018	1,716,303
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,405,690
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,152,333
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,693,095
4,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	4,748,637
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,109,280
4,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	5,371,775
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,135,724
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2041	2,112,840
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2045	1,266,216
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,241,720
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,324,270
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,029,345
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,266,138

Schedule of Investments

$2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000%	07/01/2048	$2,211,740
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,083,450
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,081,200
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	563,925
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,106,170
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,324,570
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,501,100
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,825,500
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,063,350
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	2,714,575
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,036,910
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	16,199
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM	6.500	08/01/2039	4,956,477
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,085,050
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,960,333
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	840,008
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM(b)	5.500	08/15/2018	2,095,285
850,000	Washington State Health Care Facilities Auth. (Providence Health) Rev. Ser. 06E AGM	5.250	10/01/2033	873,052
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	1,002,350
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,644,465

				150,358,417

	Highway Tolls Revenue - 7.6%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,631,250
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,817,575
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,230,300
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,386,800
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	773,542
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,145,290
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	7,936,275
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	3,021,180
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,285,000
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,277,560
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,521,000
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,147,280
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,922,200
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,596,320
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/2032	3,456,960
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,748,115
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	602,490
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,611,440
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,444,300
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(b)	5.750	01/01/2019	4,157,040
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,754,425

Schedule of Investments

$1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000%	01/01/2039	$2,030,256
10,000,000	North Texas Tollway Auth. System (1st Tier) Rev. Ref. Ser. 17A	5.000	01/01/2043	11,454,500
1,000,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,146,130
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,695,900
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,774,950
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,697,952
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,726,450
2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000	07/01/2048	2,295,640
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,763,475

				125,051,595

	Hotel Occupancy Tax - 0.9%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,123,000
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	559,775
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,355,112
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,448,018
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,265,440
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,382,650

				14,133,995

	Income Tax Revenue - 2.3%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,329,276
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,510,427
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,302,020
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,953,130
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,939,688
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,408,290
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,359,800
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,984,155
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,167,033
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,686,909
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,122,480

				37,763,208

	Lease Revenue - 2.2%
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	6,991,320
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,695,390
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(b)	5.750	02/01/2019	521,870
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,566,238
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,137,870
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,895,224
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(b)	5.375	02/01/2019	519,765
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,052,170
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,181,000
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,227,480
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,309,200

				36,097,527

	Local or GTD Housing - 0.2%
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,752,784

Schedule of Investments

	Lottery Revenue - 0.5%
$7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000%	07/01/2029	$7,937,775

	Miscellaneous Revenue - 4.0%
5,000,000	Alamo Texas Regional Mobility Auth. (Senior Lien) Ser. 16	5.000	06/15/2046	5,674,300
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	4,026,960
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,719,850
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,158,635
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,623,450
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,743,650
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	2,156,605
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	569,770
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,468,874
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,277,700
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	400,884
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	521,895
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,418,380
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,672,500
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,823,150
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,848,100
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,914,225
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,210,180
3,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	4,603,527
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,129,980

				64,962,615

	Miscellaneous Taxes - 0.2%
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,362,320
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,137,780

				3,500,100

	Natural Gas Revenue - 0.7%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,868,269
3,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2042	3,399,840
4,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	4,515,760

				11,783,869

	Nuclear Revenue - 1.4%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,860,300
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,795,450
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	7,047,188
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	5,084,619

				22,787,557

	Port, Airport & Marina Revenue - 8.4%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,224,910
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,625,310
1,925,000	Charlotte North Airport Rev. Ser. 17A	5.000	07/01/2042	2,230,112
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2041	3,966,060
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,814,200
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,275,289
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,552,100
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,504,040
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,385,263
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,091,860
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,683,067
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/2035	2,157,320
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,144,980

Schedule of Investments

$1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125%	01/01/2030	$1,542,630
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,705,530
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,519,260
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	641,004
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,242,880
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,626,342
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,793,552
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,982,055
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,869,580
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,748,768
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,559,060
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,295,820
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,577,640
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,246,840
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,759,878
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,499,719
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,746,750
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	560,410

				137,572,229

	Recreational Revenue - 0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,171,810

	Sales Tax Revenue - 7.2%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,505,563
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,498,790
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,954,810
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,892,600
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,307,899
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,145,000
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	856,335
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,374,220
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	11,429,400
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,172,097
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,247,474
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	10,124,088
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,926,274
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000	02/01/2031	3,204,540
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,558,150
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	29,144,435
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,644,710

				117,986,385

	Sewer Revenue - 4.1%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	26,143,406
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,842,725
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	7,073,150
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,356,950
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	509,985
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,616,450

Schedule of Investments

$5,595,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000%	07/01/2039	$6,338,408
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,132,100
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,723,695
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,786,290
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,148,270
750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000	05/01/2047	869,002
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,352,215

				67,892,646

	Student Loan Revenue - 0.1%
1,815,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	1,893,626

	Tax Increment Revenue - 2.0%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,688,100
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	1,015,590
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	1,523,385
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	5,631,447
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,104,530
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,102,040
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,539,400

				33,604,492

	Transit Revenue - 4.1%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,143,350
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,072,446
4,990,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM(b)	5.000	11/15/2022	5,733,810
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,687,183
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,764,550
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,771,217
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	11,209,400
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,482,850
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,404,975
8,000,000	Washington DC Metropolitan Area Transit Auth. Gross Rev. Ser. 17B	5.000	07/01/2042	9,268,000

				67,537,781

	Water Revenue - 12.3%
3,695,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM(b)	5.250	11/01/2019	3,934,953
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,501,912
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,160,960
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,157,600
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,844,063
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,124,020
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM(b)	5.000	12/01/2021	2,421,511
1,485,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	1,526,981
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	451,172
3,500,000	Chicago Illinois Wastewater (Second Lien) Rev. Ref. Ser. 17-2 AGM	5.000	11/01/2038	3,970,470
325,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	334,188
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000	10/01/2021	223,268
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	6,956,340
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,852,850
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,865,425
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,541,850
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,413,310
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	4,020,590
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,674,960
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	200,946

Schedule of Investments

$1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(b)	5.500%	01/01/2019	$1,322,761
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,444,310
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,722,435
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,940,720
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,563,400
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	4.625	10/01/2020	1,617,435
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,088,030
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	21,760,600
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	9,400,100
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	692,382
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,216,750
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,653,430
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,275,096
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,827,552
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	563,235
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,675,101
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution) Rev. Ser. 08DD	6.000	06/15/2040	1,016,900
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,693,230
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,304,200
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,740,700
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,170,940
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	932,234
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	290,674
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,086,126
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,047,480
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,148,840
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,455,641
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,134,680
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,696,590

				201,658,941

	Total Investments in Securities (Cost $1,547,364,926)(c) - 96.7%			1,587,056,362
	Other assets less liabilities - 3.3%			54,284,946

	Net Assets - 100.0%			$1,641,341,308

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented less than 1% of the Fund’s Net Assets.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.9%
Assured Guaranty Corp.	5.7

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.3%
	Ad Valorem Property Tax - 3.9%
$2,000,000	New York City New York Ser. 16B-1	4.000%	12/01/2043	$2,100,160
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	575,325

				2,675,485

	College & University Revenue - 16.3%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,102,150
1,000,000	Build NYC Resource Corporation New York (Manhattan College Project) Rev. Ref. Ser. 17	5.000	08/01/2047	1,135,020
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,976,370
1,500,000	New York State Dormitory Auth. (The New School) Rev. Ser. 10 AGM(a)	5.500	07/01/2020	1,636,830
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,329,180
500,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	507,540
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,237,280
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,123,760

				11,048,130

	Electric Power Revenue - 11.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,089,630
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,243,560
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,492
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,724,700
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,363,820

				7,607,202

	Health, Hospital, Nursing Home Revenue - 4.8%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	558,875
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,695,300
935,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM(a)	5.000	08/15/2018	953,064
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	66,203

				3,273,442

	Highway Tolls Revenue - 6.8%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,130,160
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/2037	601,578
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,165,410
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,687,707

				4,584,855

	Hotel Occupancy Tax - 3.2%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,135,177

	Income Tax Revenue - 12.6%
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,723,545
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,154,390
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,062,860
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,365,191
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	871,421
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,329,108

				8,506,515

Schedule of Investments

	Industrial Revenue - 3.2%
$2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000%	11/15/2044	$2,187,820

	Lease Revenue - 3.5%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,052,170
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,352,220

				2,404,390

	Miscellaneous Revenue - 10.6%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,248,460
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,609,475
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,160,910
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,136,010

				7,154,855

	Port, Airport & Marina Revenue - 1.7%
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,148,490

	Recreational Revenue - 3.1%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,114,540

	Sales Tax Revenue - 7.1%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,147,130
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,475,582
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,199,580

				4,822,292

	Transit Revenue - 4.2%
1,000,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250	11/15/2056	1,141,870
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM(a)	5.000	11/15/2021	1,684,830

				2,826,700

	Water Revenue - 5.1%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,128,070
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,195,190
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,159,060

				3,482,320

	Total Investments in Securities (Cost $65,003,569)(b) - 97.3%			65,972,213
	Other assets less liabilities - 2.7%			1,822,628

	Net Assets - 100.0%			$67,794,841

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	10.5%
Assured Guaranty Corp.	7.9

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.0%
	Banks - 43.0%
170,544	Associated Banc-Corp., 5.38%, Series D(b)	$4,314,763
182,468	Banco Santander SA, 6.50% (Spain)(b)	4,625,564
1,310,503	Bank of America Corp., 6.00%, Series EE(b)	33,876,502
1,597,073	Bank of America Corp., 6.20%, Series CC(b)	41,987,049
311,667	Bank of America Corp., 6.20%, Series D	7,972,442
2,062,937	Bank of America Corp., 6.38%, Series 3	52,893,705
3,086,284	Bank of America Corp., 6.50%, Series Y	80,644,601
1,043,198	Bank of America Corp., 6.63%, Series I	26,758,029
2,303,247	Bank of America Corp., 6.63%, Series W	60,598,429
5,168,577	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	135,571,775
590,714	BB&T Corp., 5.63%(b)	15,258,143
3,468,822	BB&T Corp., 5.63%, Series E	86,234,915
463,377	BB&T Corp., 5.85%	11,718,804
225,057	BOK Financial Corp., 5.38%(b)	5,714,197
998,323	Citigroup Capital XIII, 8.14% (3 mo. USD LIBOR + 6.37%)(c)	27,004,637
1,575,495	Citigroup, Inc., 6.30%, Series S(b)	41,766,372
3,104,569	Citigroup, Inc., 6.88%, Series K	87,548,846
987,401	Citigroup, Inc., 6.88%, Series L	26,097,008
119,237	Citigroup, Inc., 7.13%, Series J	3,367,253
244,646	Commerce Bancshares, Inc., 6.00%, Series B	6,392,600
2,043,310	Countrywide Capital V, 7.00%	52,267,870
229,473	Cullen/Frost Bankers, Inc., 5.38%(b)	5,661,099
707,430	Fifth Third Bancorp, 6.63%, Series I	20,006,120
137,045	First Horizon National Corp., 6.20%, Series A	3,434,348
126,760	First Republic Bank, 5.13%, Series H	3,087,874
300,680	First Republic Bank, 5.50%, Series D(b)	7,535,041
202,957	First Republic Bank, 5.50%, Series G	5,155,108
228,234	First Republic Bank, 5.70%, Series F	5,831,379
242,530	First Republic Bank, 7.00%, Series E(b)	6,439,171
230,822	Hancock Holding Co., 5.95%(b)	6,035,995
5,624,682	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	149,729,035
5,068,681	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	135,840,651
129,729	Huntington Bancshares, Inc., 5.88%, Series C	3,314,576
778,714	Huntington Bancshares, Inc., 6.25%, Series D	20,807,238
84,247	ING Groep NV, 6.13% (Netherlands)	2,141,559
522,394	ING Groep NV, 6.38% (Netherlands)(b)	13,352,391
1,519,986	JPMorgan Chase & Co., 5.45%, Series P(b)	37,710,853
1,932,133	JPMorgan Chase & Co., 6.10%, Series AA(b)	49,849,031
2,945,742	JPMorgan Chase & Co., 6.13%, Series Y	75,676,112
2,113,056	JPMorgan Chase & Co., 6.15%, Series BB	54,411,192
1,048,279	JPMorgan Chase & Co., 6.30%, Series W(b)	27,014,150
1,142,345	JPMorgan Chase & Co., 6.70%, Series T(b)	29,769,511
763,261	KeyCorp, 6.13%, Series E(b)	21,565,940
290,845	MB Financial, Inc., 6.00%, Series C	7,189,688
368,406	People’s United Financial, Inc., 5.63%, Series A(b)	9,578,556
2,813,634	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	77,853,253

771,170	Regions Financial Corp., 6.38%, Series A	$19,649,412
747,709	Regions Financial Corp., 6.38%, Series B	20,554,520
1,267,837	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	32,583,411
211,632	Sterling Bancorp, 6.50%, Series A	5,525,711
707,187	SunTrust Banks, Inc., 5.88%, Series E	17,913,047
262,025	TCF Financial Corp., 5.70%, Series C	6,485,119
163,077	TCF Financial Corp., 6.45%, Series B(b)	4,132,371
387,606	Texas Capital Bancshares, Inc., 6.50%, Series A	9,887,829
255,539	U.S. Bancorp, 5.15%, Series H	6,273,482
864,413	U.S. Bancorp, 6.50%, Series F	23,961,528
158,476	Valley National Bancorp, 5.50%, Series B	4,071,248
193,274	Valley National Bancorp, 6.25%, Series A(b)	5,204,869
230,636	Webster Financial Corp., 5.25%, Series F(b)	5,586,004
775,667	Wells Fargo & Co., 5.13%, Series O(b)	18,918,518
791,604	Wells Fargo & Co., 5.20%(b)	19,346,802
1,730,974	Wells Fargo & Co., 5.50%, Series X	42,841,606
1,058,860	Wells Fargo & Co., 5.63%, Series Y	26,587,975
1,289,722	Wells Fargo & Co., 5.70%, Series W	32,500,994
2,252,558	Wells Fargo & Co., 5.85%, Series Q	59,692,787
1,120,431	Wells Fargo & Co., 6.00%, Series T(b)	28,795,077
1,433,346	Wells Fargo & Co., 6.00%, Series V(b)	37,309,996
991,225	Wells Fargo & Co., 6.63%	27,873,247
5,208,034	Wells Fargo & Co., 8.00%, Series J	134,211,036
196,189	Wintrust Financial Corp., 6.50%, Series D	5,336,341
358,020	Zions Bancorp, 5.75%, Series H	9,043,943

		2,195,890,248

	Capital Markets - 15.1%
433,747	Apollo Global Management LLC, 6.38%	11,047,536
464,449	Apollo Investment Corp., 6.88%(b)	11,889,894
465,827	Ares Management LP, 7.00%, Series A	12,088,211
899,165	Bank of New York Mellon Corp. (The), 5.20%	21,813,743
137,288	BGC Partners, Inc., 8.13%(b)	3,499,471
638,204	Carlyle Group LP (The), 5.88%, Series A	15,412,627
1,043,370	Charles Schwab Corp. (The), 5.95%, Series D	27,451,065
943,271	Charles Schwab Corp. (The), 6.00%, Series C	24,741,998
1,324,875	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	33,704,820
4,709,313	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(b)	122,253,765
1,882,622	Goldman Sachs Group, Inc. (The), 5.50%, Series J	49,042,303
811,466	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	20,538,204
816,677	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	21,592,940
1,223,362	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	33,825,959
276,797	KKR & Co. LP, 6.50%, Series B(b)	7,144,131
498,829	KKR & Co. LP, 6.75%, Series A(b)	13,019,437
667,095	Legg Mason, Inc., 5.45%	15,863,519
499,106	Legg Mason, Inc., 6.38%(b)	13,046,631
1,586,336	Morgan Stanley, 5.85%, Series K	41,482,686
1,599,103	Morgan Stanley, 6.38%, Series I	43,287,718
1,181,914	Morgan Stanley, 6.63%, Series G	30,765,221
822,102	Morgan Stanley, 6.88%, Series F	23,068,182
1,171,062	Morgan Stanley, 7.13%, Series E(b)	33,316,714
624,995	Northern Trust Corp., 5.85%, Series C(b)	16,412,369
191,902	OM Asset Management PLC, 5.13%(b)	4,480,912
246,772	Prospect Capital Corp., 6.25%	6,322,299
695,308	State Street Corp., 5.25%, Series C(b)	16,986,374
600,778	State Street Corp., 5.35%, Series G	15,800,461
1,243,030	State Street Corp., 5.90%, Series D(b)	33,251,053
1,190,329	State Street Corp., 6.00%, Series E	30,722,392
361,555	Stifel Financial Corp., 5.20%(b)	8,742,400
225,693	Stifel Financial Corp., 6.25%, Series A	5,913,157

		768,528,192

Schedule of Investments(a)

	Chemicals - 0.1%
71,228	E.I. du Pont de Nemours & Co., 4.50%, Series B	$7,407,712

	Commercial Services & Supplies - 0.3%
669,277	Pitney Bowes, Inc., 6.70%(b)	16,089,419

	Consumer Finance - 2.8%
890,565	Capital One Financial Corp., 5.20%, Series G	21,560,579
1,346,150	Capital One Financial Corp., 6.00%, Series B	33,922,980
747,088	Capital One Financial Corp., 6.00%, Series H(b)	19,409,346
797,625	Capital One Financial Corp., 6.20%, Series F	20,810,036
712,323	Capital One Financial Corp., 6.25%, Series C	18,570,260
733,450	Capital One Financial Corp., 6.70%, Series D	19,436,425
498,469	Navient Corp., 6.00%	11,100,905

		144,810,531

	Diversified Telecommunication Services - 4.2%
2,072,893	AT&T, Inc., 5.35%	51,905,241
1,566,444	Qwest Corp., 6.13%(b)	30,248,034
1,505,861	Qwest Corp., 6.50%	30,719,564
560,066	Qwest Corp., 6.63%	11,576,564
841,150	Qwest Corp., 6.75%(b)	17,647,327
674,514	Qwest Corp., 6.88%	14,481,815
276,418	Qwest Corp., 7.00%(b)	6,213,877
664,165	Qwest Corp., 7.00%(b)	14,438,947
558,310	Qwest Corp., 7.00%	12,104,161
223,516	Qwest Corp., 7.50%(b)	5,467,201
777,867	Verizon Communications, Inc., 5.90%	20,107,862

		214,910,593

	Electric Utilities - 6.7%
374,966	Alabama Power Co., 5.00%, Series A(b)	9,389,149
784,921	Duke Energy Corp., 5.13%	19,489,588
424,733	Entergy Arkansas, Inc., 4.88%(b)	10,108,645
45,512	Entergy Arkansas, Inc., 4.90%(b)	1,087,737
364,613	Entergy Louisiana LLC, 4.88%(b)	8,714,251
397,783	Entergy Louisiana LLC, 5.25%(b)	9,522,925
417,026	Entergy Mississippi, Inc., 4.90%(b)	9,950,240
635,220	Entergy Texas, Inc., 5.63%(b)	16,102,827
410,296	Entergy Utility Group, Inc., 5.50%	10,298,430
436,924	Georgia Power Co., 5.00%, Series 2017(b)	10,390,053
308,188	Interstate Power & Light Co., 5.10%, Series D(b)	7,402,676
1,169,475	NextEra Energy Capital Holdings, Inc., 5.00%	27,447,578
951,387	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	22,595,441
754,440	NextEra Energy Capital Holdings, Inc., 5.25%, Series K(b)	18,332,892
182,113	Pacific Gas & Electric Co., 6.00%, Series A(b)	4,918,872
690,344	PPL Capital Funding, Inc., 5.90%, Series B	17,341,441
275,383	SCE Trust III, 5.75%, Series H(b)	6,983,713
482,120	SCE Trust IV, 5.38%, Series J	11,898,722
433,034	SCE Trust V, 5.45%, Series K	10,916,787
930,386	SCE Trust VI, 5.00%(b)	21,073,243
1,184,503	Southern Co. (The), 5.25%(b)	28,736,043
746,990	Southern Co. (The), 5.25%(b)	17,763,422
1,555,034	Southern Co. (The), 6.25%(b)	40,461,985

		340,926,660

	Equity REITs - 9.4%
217,530	American Homes 4 Rent, 5.88%, Series F(b)	$5,372,991
167,930	American Homes 4 Rent, 5.88%, Series G(b)	4,112,606
148,418	Boston Properties, Inc., 5.25%, Series B(b)	3,625,852
454,443	CBL & Associates Properties, Inc., 7.38%, Series D(b)	9,129,760
288,522	DDR Corp., 6.25%, Series K	7,008,199
183,702	DDR Corp., 6.38%, Series A	4,585,202
327,770	DDR Corp., 6.50%, Series J	7,968,089
340,214	Digital Realty Trust, Inc., 5.25%, Series J	7,957,605
438,669	Digital Realty Trust, Inc., 5.88%, Series G(b)	10,931,631
373,708	Digital Realty Trust, Inc., 6.35%, Series I	9,802,361
275,686	Digital Realty Trust, Inc., 6.63%, Series C(b)	7,305,679
504,045	Digital Realty Trust, Inc., 7.38%, Series H	13,276,545
221,422	EPR Properties, 5.75%, Series G	5,349,556
290,841	Equity Commonwealth, 5.75%(b)	7,300,109
220,725	Federal Realty Investment Trust, 5.00%, Series C(b)	5,233,390
482,652	Government Properties Income Trust, 5.88%(b)	12,206,269
455,949	Kimco Realty Corp., 5.13%, Series L	10,422,994
413,353	Kimco Realty Corp., 5.25%, Series M	9,598,057
243,833	Kimco Realty Corp., 5.50%, Series J(b)	5,805,664
345,314	Kimco Realty Corp., 6.00%, Series I(b)	8,657,022
507,840	National Retail Properties, Inc., 5.20%, Series F	11,919,005
500,563	National Retail Properties, Inc., 5.70%, Series E(b)	12,438,991
400,815	PS Business Parks, Inc., 5.20%, Series W(b)	9,471,258
309,073	PS Business Parks, Inc., 5.20%, Series Y(b)	7,448,659
509,951	PS Business Parks, Inc., 5.25%, Series X(b)	12,213,326
244,087	PS Business Parks, Inc., 5.70%, Series V	6,048,476
936,418	Public Storage, 4.90%, Series E	21,537,614
690,151	Public Storage, 4.95%, Series D	16,011,503
535,982	Public Storage, 5.05%, Series G	12,525,899
488,187	Public Storage, 5.13%, Series C	11,604,205
380,285	Public Storage, 5.15%, Series F(b)	9,024,163
529,621	Public Storage, 5.20%, Series W	12,514,944
961,221	Public Storage, 5.40%, Series B	23,809,444
302,869	Public Storage, 5.88%, Series A	7,753,446
395,360	Public Storage, 6.00%, Series Z	10,231,917
260,328	Public Storage, 6.38%, Series Y(b)	6,755,512
222,408	Sabra Health Care REIT, Inc., 7.13%, Series A	5,615,802
569,503	Senior Housing Properties Trust, 5.63%(b)	14,180,625
387,122	Senior Housing Properties Trust, 6.25%(b)	9,999,361
374,459	SL Green Realty Corp., 6.50%, Series I	9,428,878
254,659	Spirit Realty Capital, Inc., 6.00%, Series A(b)	6,195,853
410,001	Ventas Realty LP/Ventas Capital Corp., 5.45%	10,323,825
1,674,065	VEREIT, Inc., 6.70%, Series F	42,253,401
421,000	Vornado Realty Trust, 5.25%, Series M	10,183,990
277,445	Vornado Realty Trust, 5.40%, Series L(b)	6,730,816
574,983	Vornado Realty Trust, 5.70%, Series K(b)	14,230,829
162,473	Washington Prime Group, Inc., 6.88%, Series I(b)	3,816,491

		479,917,814

	Industrial Conglomerates - 1.7%
1,390,639	General Electric Co., 4.70%(b)	34,418,315
1,085,771	General Electric Co., 4.88%	27,198,564
917,473	General Electric Co., 4.88%	23,028,572

		84,645,451

	Insurance - 11.0%
2,032,792	Aegon NV, 6.38% (Netherlands)	51,958,163
1,012,534	Aegon NV, 8.00% (Netherlands)(b)	26,386,636
705,148	Allstate Corp. (The), 5.10%(b)	18,284,488
487,407	Allstate Corp. (The), 5.63%	12,151,056

Schedule of Investments(a)

380,302	Allstate Corp. (The), 6.25%, Series F	$9,849,822
1,332,368	Allstate Corp. (The), 6.63%, Series E(b)	34,508,331
576,578	Allstate Corp. (The), 6.75%, Series C	14,841,118
178,668	American Financial Group, Inc., 6.00%(b)	4,548,887
448,807	American Financial Group, Inc., 6.25%(b)	11,844,017
731,111	Arch Capital Group Ltd., 5.25%, Series E	17,042,197
461,438	Arch Capital Group Ltd., 5.45%, Series F(b)	11,272,930
198,940	Argo Group US, Inc., 6.50%	5,037,161
418,454	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(b)	10,331,629
342,147	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	8,936,880
521,872	Assured Guaranty Municipal Holdings, Inc., 6.25%	13,135,518
291,952	Axis Capital Holdings Ltd., 5.50%, Series D	7,214,134
883,487	Axis Capital Holdings Ltd., 5.50%, Series E(b)	21,389,220
281,118	Hanover Insurance Group, Inc. (The), 6.35%	7,081,362
961,996	Hartford Financial Services Group, Inc. (The), 7.88%	27,936,364
237,243	Kemper Corp., 7.38%	6,109,007
232,981	Maiden Holdings Ltd., 6.70%, Series D	4,254,233
239,085	Maiden Holdings Ltd., 7.13%, Series C(b)	4,913,197
468,546	Maiden Holdings Ltd., 8.25%, Series A	10,598,511
214,784	Maiden Holdings North America Ltd., 7.75%	4,727,396
588,637	PartnerRe Ltd., 5.88%, Series I (Bermuda)	14,886,630
548,984	PartnerRe Ltd., 7.25%, Series H (Bermuda)	15,119,019
1,130,456	Prudential Financial, Inc., 5.70%	28,397,055
836,842	Prudential Financial, Inc., 5.75%	21,054,945
824,214	Prudential PLC, 6.50% (United Kingdom)	21,454,290
619,653	Reinsurance Group of America, Inc., 5.75%	16,668,666
653,226	Reinsurance Group of America, Inc., 6.20%(b)	18,185,812
619,922	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	15,002,112
293,238	Selective Insurance Group, Inc., 5.88%(b)	7,415,989
513,438	Torchmark Corp., 6.13%	13,359,657
369,743	Validus Holdings Ltd., 5.80%, Series B	9,317,524
235,175	Validus Holdings Ltd., 5.88%, Series A	5,966,390
554,700	W.R. Berkley Corp., 5.63%(b)	13,645,620
507,416	W.R. Berkley Corp., 5.75%	12,680,326
125,668	W.R. Berkley Corp., 5.90%	3,180,657

		560,686,949

	Internet Software & Services - 0.6%
1,166,340	eBay, Inc., 6.00%(b)	30,219,869

	Machinery - 0.6%
1,188,655	Stanley Black & Decker, Inc., 5.75%	29,835,241

	Mortgage REITs - 0.3%
518,621	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	13,354,491

	Multi-Utilities - 1.8%
1,260,983	Dominion Energy, Inc., 5.25%, Series A	30,112,274
618,042	DTE Energy Co., 5.25%, Series E(b)	14,956,616
466,117	DTE Energy Co., 5.38%, Series B(b)	11,461,817
777,398	DTE Energy Co., 6.00%, Series F	20,336,732
646,521	Integrys Holding, Inc., 6.00%	17,423,741

		94,291,180

	Oil, Gas & Consumable Fuels - 0.6%
384,171	NuStar Energy LP, 7.63%, Series B	9,077,961
367,513	NuStar Energy LP, 8.50%, Series A	9,268,678
243,986	NuStar Energy LP, 9.00%, Series C	6,233,842
196,370	Targa Resources Partners LP, 9.00%, Series A	5,278,425

		29,858,906

	Thrifts & Mortgage Finance - 0.4%
790,120	New York Community Bancorp, Inc., 6.38%, Series A	$22,115,459

	Trading Companies & Distributors - 0.1%
220,065	GATX Corp., 5.63%	5,532,434

	Wireless Telecommunication Services - 1.3%
460,351	Telephone & Data Systems, Inc., 5.88%	10,850,473
851,412	Telephone & Data Systems, Inc., 6.63%(b)	20,135,894
558,376	United States Cellular Corp., 6.95%(b)	13,641,126
408,482	United States Cellular Corp., 7.25%	10,248,813
476,333	United States Cellular Corp., 7.25%	11,874,982

		66,751,288

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $5,206,320,832) - 100.0%	5,105,772,437

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
77,043,129	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $77,043,129)	77,043,129

	Total Investments in Securities (Cost $5,283,363,961) - 101.5%	5,182,815,566
	Other assets less liabilities - (1.5)%	(78,673,419)

	Net Assets - 100.0%	$5,104,142,147

Investment Abbreviations:

LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Variable rate coupon. Stated interest rate was in effect at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Taxable Municipal Bond Portfolio (BAB)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 96.8%
	Ad Valorem Property Tax - 18.3%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,184,350
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,570,455
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,757,504
8,505,000	California State Ser. 09	7.350	11/01/2039	12,710,467
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,053,157
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,071,220
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	2,046,800
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,303,360
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,325,253
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,798,665
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,124,873
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	5,025,804
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,288,174
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,602,528
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	761,761
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,715,745
200,000	Delaware State Ser. 09D	5.200	10/01/2026	209,486
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	611,475
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,038,100
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	649,219
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,057,030
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,178,840
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,224,260
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,038,390
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	211,426
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	339,040
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,192,060
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,064,540
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,063,070
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	7,621,350
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	600,980
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	236,244
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,651,611
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,662,867
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,433,265
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,072,140
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	3,987,450
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,117,840
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,889,445
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,067,720
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,155,050
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,924,795
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,225,133
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,926,609
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,582,992
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	953,818
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,058,200
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,052,320
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,531,823
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,161,020
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,083,980
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,161,160
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,054,580
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,188,660
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,892,430
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,857,237
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,103,300

Schedule of Investments

$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/2035	$1,013,070
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	214,036
2,175,000	Utah State Ser. 09D	4.154	07/01/2019	2,230,637
725,000	Utah State Ser. 09D	4.554	07/01/2024	771,886
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,100,150
15,255,000	Utah State Ser. 10B	3.539	07/01/2025	15,609,984
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	706,185

				176,117,019

	College & University Revenue - 7.5%
4,500,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	5,814,450
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,207,440
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,156,690
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,091,780
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,562,085
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,783,900
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,449,495
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,171,510
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2020	457,338
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	615,520
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,091,790
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,242,550
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	543,195
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,187,220
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	988,857
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	1,976,020
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,476,045
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,723,729
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,258,480
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,466,800
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,621,005
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	280,897
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	527,520
500,000	University of Texas Ser. 09B	6.276	08/15/2041	529,170
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	11,111,900
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,758,105
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	264,513

				72,358,004

	Electric Power Revenue - 12.6%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	12,895,443
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,711,043
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	10,480,626
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	5,084,725
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	907,605
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,265,530
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,211,240
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,920,575
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,327,335
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	619,420
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,658,960
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,710,915
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	519,040
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,632,500
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,252,980
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	12,011,690
6,690,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,295,065
1,200,000	North Carolina State Eastern Municipal Power Agency Rev. Ref. Ser. 15	2.003	07/01/2018	1,200,168

Schedule of Investments

$1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311%	06/01/2040	$1,340,070
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	302,705
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	12,254,514
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,431,920
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	2,968,736
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	6,011,038

				121,013,843

	Fuel Sales Tax Revenue - 3.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	677,883
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,449,328
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,595,080
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,221,680
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,784,103
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,325,380
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,505,700
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,354,700

				34,913,854

	General Fund - 13.5%
17,590,000	California State Ser. 09	7.500	04/01/2034	25,778,497
22,850,000	California State Ser. 10	7.950	03/01/2036	25,387,949
12,955,000	California State Ser. 10	7.600	11/01/2040	20,609,591
10,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	16,923,029
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/2021	5,508,100
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	10,171,782
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,097,950
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,571,738
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,603,550
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,466,920

				130,119,106

	Government Fund/Grant Revenue - 0.9%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	8,230,983

	Health, Hospital, Nursing Home Revenue - 1.2%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,267,270
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,175,600
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	3,007,525
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,042,330
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,018,460
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	991,200
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,574,190
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	601,385

				11,677,960

	Highway Tolls Revenue - 4.1%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,719,121
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,654,298
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	205,138
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,408,512
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	265,910
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	298,645
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,406,716
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,687,664
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,443,300
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,910,417
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	6,121,650
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,333,151

				39,454,522

	Hotel Occupancy Tax - 0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,688,337

	Income Tax Revenue - 3.4%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,929,705

Schedule of Investments

$3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828%	07/15/2040	$5,120,386
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	7,038,066
5,730,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.325	11/01/2021	6,046,583
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	220,722
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,183,356
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,208,186
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,509,424
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,464,680

				32,721,108

	Lease Revenue - 3.3%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	322,461
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,077,720
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,141,580
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,117,032
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,074,810
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,181,760
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,341,052
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	537,385
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,148,720
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,063,140
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,184,500
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,082,320
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	529,500
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,653,000
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	3,905,670
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	598,620
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,978,720
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,050,540
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,400,998

				31,389,528

	Miscellaneous Revenue - 5.5%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	529,160
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	548,150
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,308,980
7,775,000	Florida State Board of Administration Financing Corporation Rev. Ser. 16A	2.638	07/01/2021	7,751,753
3,435,000	Florida State Hurricane Catastrophe Fund Financing Corporation Rev. Ser. 13A	2.107	07/01/2018	3,437,645
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,173,210
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,068,400
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	531,425
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,100,340
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,523,530
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,178,270
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,097,710
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,102,220
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,113,900
9,680,000	Texas State Ser. 09	5.517	04/01/2039	12,484,780
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,067,950

				53,017,423

	Miscellaneous Taxes - 0.3%
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,371,740

	Multiple Utility Revenue - 0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	872,038

Schedule of Investments

	Nuclear Revenue - 0.2%
$2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388%	12/01/2023	$2,343,750

	Port, Airport & Marina Revenue - 3.8%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,431,100
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,798,437
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,264,550
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	265,488
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,894,440
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,597,815
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,372,100
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,896,600
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	950,430
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,878,740
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,797,890
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,870,780
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	935,290
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	501,630
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,882,550

				36,337,840

	Sales Tax Revenue - 2.2%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,305,524
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,034,340
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,508,600
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	557,933
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,798,225
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,107,850
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,162,054
1,000,000	Salt Lake County Utah Transportation Tax (Salt Lake County) Rev. Ser. 10	3.358	08/15/2019	1,014,030
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,215,609
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,377,196
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,979,380

				21,060,741

	Sewer Revenue - 1.1%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,551,550
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,199,631
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,268,731
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,351,766
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,434,479
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	542,870
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	212,202
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,174,173
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	209,698

				10,945,100

	Tax Increment Revenue - 0.4%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	1,987,460
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930	08/01/2020	1,070,000
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,071,680

				4,129,140

	Transit Revenue - 4.6%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,256,700
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	424,616

Schedule of Investments

$1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648%	11/15/2039	$2,476,350
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	10,085,040
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	5,160,535
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	9,150,073
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	9,780,065
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,239,208
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,170,495

				43,743,082

	Water Revenue - 9.8%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,605,780
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	218,768
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,905,100
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,353,720
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,562,950
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,778,100
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,573,049
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	560,530
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,867,895
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,289,655
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,101,510
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	8,078,252
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,139,900
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,905,887
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,585,621
10,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	13,129,694
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,088,100
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,197,780
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	647,790
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	731,105
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	662,240
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,812,401
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,516,540
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,114,235
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,693,138
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,177,780
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,214,800
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,321,840
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,046,939
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,618,770
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,144,730
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,450,976
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,338,400
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	628,560

				94,062,535

	Total Municipal Bonds (Cost $875,104,155)			930,567,653

	Corporate Bonds - 0.9%
	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,994,358

	Healthcare-Services - 0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	3,021,576
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,082,258

Schedule of Investments

$1,365,000	Montefiore Medical Center	2.895%	04/20/2032	$1,297,291

				6,401,125

	Total Corporate Bonds (Cost $8,364,900)			8,395,483

Number of Shares
	Money Market Fund - 1.0%
9,300,642	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $9,300,642)			9,300,642

	Total Investments in Securities (Cost $892,769,697)(c) - 98.7%			948,263,778
	Other assets less liabilities - 1.3%			12,586,511

	Net Assets - 100.0%			$960,850,289

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Treasury Collateral Portfolio (CLTL)

January 31, 2018

(Unaudited)

Principal Amount		Value
	Short-Term Investments - 103.8%
	U.S. Treasury Securities - 103.7%
	U.S. Treasury Bills - 58.9%(a)
$2,991,000	0.832%, 02/01/2018	$2,991,000
98,000	0.946%, 02/01/2018	98,000
684,000	1.069%, 02/01/2018	684,000
6,137,000	1.082%, 02/01/2018	6,137,000
9,000	1.089%, 02/01/2018	9,000
23,000	1.091%, 02/01/2018	23,000
7,588,000	1.101%, 02/01/2018	7,588,000
3,052,000	0.975%, 03/01/2018	3,048,686
6,100,000	1.066%, 03/01/2018	6,093,376
9,000	1.073%, 03/01/2018	8,990
684,000	1.088%, 03/01/2018	683,257
23,000	1.127%, 03/01/2018	22,975
23,000	1.227%, 03/01/2018	22,975
7,000,000	1.266%, 03/01/2018	6,992,398
6,100,000	1.130%, 03/08/2018	6,092,031
14,000	1.148%, 03/08/2018	13,982
14,000	1.250%, 03/08/2018	13,982
7,000,000	1.285%, 03/08/2018	6,990,855
6,100,000	1.142%, 03/15/2018	6,090,593
14,000	1.158%, 03/15/2018	13,978
14,000	1.244%, 03/15/2018	13,978
7,700,000	1.288%, 03/15/2018	7,688,126
6,700,000	1.141%, 03/22/2018	6,687,953
16,000	1.180%, 03/22/2018	15,971
16,000	1.248%, 03/22/2018	15,971
7,500,000	1.326%, 03/22/2018	7,486,514
3,052,000	1.010%, 03/29/2018	3,045,767
684,000	1.111%, 03/29/2018	682,603
9,000	1.120%, 03/29/2018	8,982
6,700,000	1.161%, 03/29/2018	6,686,318
24,000	1.188%, 03/29/2018	23,951
24,000	1.252%, 03/29/2018	23,951
7,500,000	1.380%, 03/29/2018	7,484,684
6,800,000	1.201%, 04/05/2018	6,784,237
16,000	1.260%, 04/05/2018	15,963
6,500,000	1.207%, 04/12/2018	6,482,791
15,000	1.265%, 04/12/2018	14,960
1,968,000	1.220%, 04/19/2018	1,962,180
3,090,000	1.041%, 04/26/2018	3,079,788
9,000	1.133%, 04/26/2018	8,970
684,000	1.135%, 04/26/2018	681,739
6,000,000	1.221%, 04/26/2018	5,980,171
9,000	1.238%, 04/26/2018	8,970
23,000	1.277%, 04/26/2018	22,924
12,200,000	1.407%, 04/26/2018	12,159,682
7,000,000	1.251%, 05/03/2018	6,974,476
16,000	1.288%, 05/03/2018	15,942
7,100,000	1.436%, 05/03/2018	7,074,111
6,500,000	1.350%, 05/10/2018	6,474,472
6,600,000	1.376%, 05/17/2018	6,572,111
2,991,000	1.131%, 05/24/2018	2,977,268
684,000	1.150%, 05/24/2018	680,860
9,000	1.153%, 05/24/2018	8,959
9,000	1.245%, 05/24/2018	8,959
9,000	1.312%, 05/24/2018	8,959
6,600,000	1.396%, 05/24/2018	6,569,698
6,000,000	1.416%, 05/31/2018	5,970,597
6,200,000	1.437%, 06/07/2018	6,167,606

$6,900,000	1.458%, 06/14/2018	$6,861,647
684,000	1.164%, 06/21/2018	679,959
9,000	1.172%, 06/21/2018	8,947
3,091,000	1.188%, 06/21/2018	3,072,738
9,000	1.285%, 06/21/2018	8,947
9,000	1.320%, 06/21/2018	8,947
6,500,000	1.493%, 06/21/2018	6,461,598
6,900,000	1.500%, 06/28/2018	6,856,648
7,100,000	1.546%, 07/05/2018	7,053,075
7,100,000	1.554%, 07/12/2018	7,050,466
1,961,000	1.186%, 07/19/2018	1,946,415
8,500,000	1.583%, 07/19/2018	8,436,780
7,100,000	1.591%, 07/26/2018	7,045,209
7,100,000	1.621%, 08/02/2018	7,041,941
3,700,000	1.190%, 08/16/2018	3,667,090
9,000	1.344%, 08/16/2018	8,920
9,000	1.428%, 08/16/2018	8,920
2,209,000	1.260%, 09/13/2018	2,186,587
9,000	1.438%, 09/13/2018	8,909
1,200,000	1.600%, 09/13/2018	1,187,825
3,500,000	1.388%, 10/11/2018	3,458,854
8,000	1.470%, 10/11/2018	7,906
3,600,000	1.561%, 11/08/2018	3,552,839
500,000	1.676%, 12/06/2018	492,699
3,000,000	1.700%, 12/06/2018	2,956,195
3,300,000	1.738%, 01/03/2019	3,245,961
3,400,000	1.838%, 01/31/2019	3,336,915

	(Cost $266,914,569)	266,842,177

	U.S. Treasury Notes - 44.6%
4,453,000	1.000%, 03/15/2018	4,451,220
4,699,000	0.750%, 03/31/2018	4,694,192
4,837,000	0.875%, 03/31/2018	4,833,008
2,871,000	2.875%, 03/31/2018	2,877,716
4,577,000	0.750%, 04/15/2018	4,570,838
5,909,000	0.625%, 04/30/2018	5,897,444
4,886,000	0.750%, 04/30/2018	4,877,919
2,140,000	2.625%, 04/30/2018	2,146,145
4,480,000	1.000%, 05/15/2018	4,473,994
2,190,000	3.875%, 05/15/2018	2,204,847
4,865,000	0.875%, 05/31/2018	4,854,928
6,288,000	1.000%, 05/31/2018	6,276,578
2,066,000	2.375%, 05/31/2018	2,071,811
4,558,000	1.125%, 06/15/2018	4,551,234
4,858,000	0.625%, 06/30/2018	4,839,215
4,380,000	1.375%, 06/30/2018	4,376,749
2,598,000	2.375%, 06/30/2018	2,606,423
4,512,000	0.875%, 07/15/2018	4,496,931
4,888,000	0.750%, 07/31/2018	4,866,042
5,403,000	1.375%, 07/31/2018	5,395,191
1,783,000	2.250%, 07/31/2018	1,788,224
4,420,000	1.000%, 08/15/2018	4,403,684
2,660,000	4.000%, 08/15/2018	2,692,263
4,822,000	0.750%, 08/31/2018	4,794,878
8,540,000	1.500%, 08/31/2018	8,529,158
4,420,000	1.000%, 09/15/2018	4,399,368
4,822,000	0.750%, 09/30/2018	4,789,696
8,942,000	1.375%, 09/30/2018	8,918,772
4,510,000	0.875%, 10/15/2018	4,480,932
4,509,000	0.750%, 10/31/2018	4,473,861
6,014,000	1.250%, 10/31/2018	5,988,393
2,005,000	1.750%, 10/31/2018	2,003,903
4,400,000	1.250%, 11/15/2018	4,379,203
4,900,000	3.750%, 11/15/2018	4,971,203
4,700,000	1.000%, 11/30/2018	4,667,871
5,400,000	1.250%, 11/30/2018	5,372,789
2,500,000	1.375%, 11/30/2018	2,489,648
4,000,000	1.250%, 12/15/2018	3,978,125
4,500,000	1.250%, 12/31/2018	4,473,105
3,000,000	1.375%, 12/31/2018	2,985,410
5,800,000	1.500%, 12/31/2018	5,778,590

Schedule of Investments

$4,000,000	1.125%, 01/15/2019	$3,969,924
5,800,000	1.125%, 01/31/2019	5,752,988
4,442,000	1.250%, 01/31/2019	4,411,548
6,500,000	1.500%, 01/31/2019	6,470,928

	(Cost $202,574,430)	202,326,889

	U.S. Treasury Bonds - 0.2%
509,000	9.125%, 05/15/2018	519,747
600,000	9.000%, 11/15/2018	632,674

	(Cost $1,155,215)	1,152,421

Number of Shares
	Money Market Fund - 0.1%
237,349	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%1F(b) (Cost $237,349)	237,349

	Total Investments in Securities (Cost $470,881,563) - 103.8%	470,558,836
	Other assets less liabilities - (3.8)%	(17,195,510)

	Net Assets - 100.0%	$453,363,326

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 73.7%
	Auto Manufacturers - 0.7%
$12,300,000	General Motors Financial Co., Inc., Series A	5.750%	12/29/2049	$12,761,250

	Banks - 47.6%
5,683,000	BAC Capital Trust XIV, Series G	4.000	09/29/2049	5,114,700
22,500,000	Bank of America Corp., Series AA(a)	6.100	12/29/2049	24,356,250
11,750,000	Bank of America Corp., Series DD(a)	6.300	12/29/2049	13,189,375
17,650,000	Bank of America Corp., Series K (3 mo. USD LIBOR + 3.63%)(b)	5.397	07/29/2049	17,892,687
15,400,000	Bank of America Corp., Series M	8.125	11/15/2165	15,727,250
11,900,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	12,138,000
17,750,000	Bank of America Corp., Series V	5.125	12/29/2049	18,060,625
23,500,000	Bank of America Corp., Series X	6.250	09/29/2049	25,497,500
16,800,000	Bank of America Corp., Series Z	6.500	12/31/2049	18,858,000
6,100,000	Bank of New York Mellon Corp. (The), Series D	4.500	12/20/2165	6,054,250
12,200,000	Bank of New York Mellon Corp. (The), Series E (3 mo. USD LIBOR + 3.42%)(b)	4.950	12/20/2165	12,413,500
12,250,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	12,341,875
4,000,000	CIT Group, Inc., Series A	5.800	12/15/2165	4,130,000
17,600,000	Citigroup, Inc.	5.950	07/30/2166	18,612,000
14,750,000	Citigroup, Inc., Series D(a)	5.350	04/29/2049	15,026,562
20,500,000	Citigroup, Inc., Series M	6.300	11/15/2165	21,781,250
17,850,000	Citigroup, Inc., Series N	5.800	11/29/2049	18,564,000
17,750,000	Citigroup, Inc., Series O	5.875	12/29/2049	18,460,000
23,700,000	Citigroup, Inc., Series P	5.950	12/29/2049	25,122,000
14,400,000	Citigroup, Inc., Series Q	5.950	12/29/2049	15,084,000
17,900,000	Citigroup, Inc., Series R	6.125	12/29/2049	18,974,000
17,650,000	Citigroup, Inc., Series T	6.250	12/29/2049	19,282,625
7,300,000	Fifth Third Bancorp	5.100	12/31/2165	7,391,250
6,692,000	Goldman Sachs Capital II	4.000	12/03/2165	5,939,150
11,200,000	Goldman Sachs Group, Inc. (The), Series L	5.700	12/29/2049	11,564,000
17,450,000	Goldman Sachs Group, Inc. (The), Series M	5.375	11/10/2165	18,017,125
5,500,000	Goldman Sachs Group, Inc. (The), Series O	5.300	12/29/2049	5,761,250
13,050,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	12,870,563
70,700,000	JPMorgan Chase & Co., Series 1	7.900	10/30/2165	71,848,875
14,700,000	JPMorgan Chase & Co., Series CC(a)	4.625	05/01/2166	14,332,500
17,750,000	JPMorgan Chase & Co., Series Q	5.150	12/29/2049	18,122,750
17,650,000	JPMorgan Chase & Co., Series R	6.000	12/29/2049	18,753,125
23,500,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	26,378,750
3,740,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(b)	2.728	02/02/2037	3,410,388
11,700,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	12,548,250
29,550,000	JPMorgan Chase & Co., Series V (3 mo. USD LIBOR + 3.32%)(b)	5.000	12/31/2049	30,067,125
7,151,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	2.416	05/15/2047	6,434,119
18,950,000	JPMorgan Chase & Co., Series X	6.100	10/29/2049	20,323,875
23,800,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	24,692,500
6,400,000	KeyCorp, Series D (3 mo. USD LIBOR + 3.61%)(b)	5.000	12/15/2165	6,544,000
4,200,000	M&T Bank Corp., Series E	6.450	08/15/2166	4,751,250
6,000,000	M&T Bank Corp., Series F (3 mo. USD LIBOR + 3.52%)(b)	5.125	05/01/2166	6,322,500
5,950,000	Mellon Capital IV, Series 1(a)	4.000	06/29/2049	5,630,188
14,400,000	Morgan Stanley, Series H	5.450	07/29/2049	14,814,000
17,000,000	Morgan Stanley, Series J(a)	5.550	07/15/2165	17,658,750
6,000,000	Northern Trust Corp., Series D	4.600	04/01/2166	6,150,000
11,900,000	PNC Financial Services Group, Inc. (The)	6.750	12/31/2049	13,000,750
6,100,000	PNC Financial Services Group, Inc. (The), Series R	4.850	12/31/2049	6,206,750
6,300,000	PNC Financial Services Group, Inc. (The), Series S	5.000	05/01/2166	6,646,500
9,721,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	2.589	06/01/2077	8,754,164
9,250,000	State Street Corp., Series F	5.250	12/29/2049	9,643,125
9,200,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	9,292,000
6,200,000	SunTrust Banks, Inc., Series H	5.125	06/15/2166	6,014,000
9,350,000	US Bancorp, Series I	5.125	01/15/2166	9,747,375
12,350,000	US Bancorp, Series J	5.300	12/29/2049	13,307,125
8,110,000	USB Capital IX	3.500	10/29/2049	7,349,688
29,453,000	Wachovia Capital Trust III	5.570	03/29/2049	29,526,633
39,200,000	Wells Fargo & Co., Series K	7.980	03/29/2049	39,494,000
23,950,000	Wells Fargo & Co., Series S (3 mo. USD LIBOR + 3.11%)(b)	5.900	12/29/2049	25,446,875
23,650,000	Wells Fargo & Co., Series U	5.875	12/29/2049	25,778,500

				937,214,217

Schedule of Investments

	Diversified Financial Services - 3.2%
$9,100,000	American Express Co., Series B(a)	5.200%	05/29/2049	$9,361,625
10,200,000	American Express Co., Series C	4.900	12/29/2049	10,391,250
4,800,000	Charles Schwab Corp. (The)	7.000	08/01/2166	5,400,000
7,200,000	Charles Schwab Corp. (The), Series E	4.625	03/01/2166	7,344,000
6,100,000	Charles Schwab Corp. (The), Series F	5.000	06/01/2166	6,054,250
6,900,000	Discover Financial Services, Series C	5.500	04/30/2166	7,055,250
4,800,000	E*Trade Financial Corp., Series A	5.875	03/15/2166	5,046,000
3,700,000	E*Trade Financial Corp., Series B	5.300	09/15/2166	3,704,625
4,803,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	5,000,322
4,175,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	4,427,550

				63,784,872

	Electric - 1.8%
8,210,000	Dominion Energy, Inc.	5.750	10/01/2054	8,905,272
3,797,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	3.762	10/01/2066	3,678,344
6,600,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	6,666,000
4,300,000	Southern California Edison Co., Series E	6.250	08/01/2166	4,547,250
6,500,000	Southern Co. (The), Series B	5.500	03/15/2057	6,857,500
5,976,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	3.528	05/15/2067	5,804,190

				36,458,556

	Hand/Machine Tools - 0.3%
4,780,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	4,947,300

	Insurance - 7.3%
9,734,000	Allstate Corp. (The)	5.750	08/15/2053	10,646,562
12,563,000	Chubb Corp. (The) (3 mo. USD LIBOR + 2.25%)(b)	3.972	04/15/2037	12,625,815
2,849,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(b)	3.801	05/01/2067	2,767,091
5,943,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/2038	6,069,289
8,750,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	3.779	05/17/2066	8,432,812
6,015,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	3.785	04/20/2067	5,639,062
18,500,000	MetLife, Inc., Series C	5.250	12/29/2049	19,124,375
4,758,000	Principal Financial Group, Inc.	4.700	05/15/2055	4,865,055
12,236,000	Prudential Financial, Inc.	5.875	09/15/2042	13,424,960
18,598,000	Prudential Financial, Inc. (3 mo. USD LIBOR + 3.92%)(b)	5.625	06/15/2043	20,248,573
5,895,000	Prudential Financial, Inc.	5.200	03/15/2044	6,270,806
12,061,000	Prudential Financial, Inc.	5.375	05/15/2045	12,969,266
9,150,000	Prudential Financial, Inc.	4.500	09/15/2047	9,277,867
7,297,000	Prudential Financial, Inc.	8.875	06/15/2068	7,497,668
3,780,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(b)	4.254	12/15/2065	3,676,050

				143,535,251

	Media - 0.8%
7,975,000	Viacom, Inc., MTN(a)	6.250	02/28/2057	8,264,094
7,850,000	Viacom, Inc.(a)	5.875	02/28/2057	7,977,562

				16,241,656

	Miscellaneous Manufacturing - 3.7%
71,300,000	General Electric Co., Series D	5.000	06/15/2165	72,057,562

	Pipelines - 8.3%
7,300,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	7,582,875
3,975,000	Buckeye Partners LP	6.375	01/22/2078	4,067,761
6,000,000	DCP Midstream LP, Series A	7.375	06/15/2166	6,195,000
12,100,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	12,115,125
9,175,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	9,725,500
11,400,000	Energy Transfer Partners LP, Series A	6.250	02/15/2166	11,484,280
6,700,000	Energy Transfer Partners LP, Series B	6.625	02/15/2166	6,712,569
4,900,000	EnLink Midstream Partners LP, Series C(a)	6.000	12/15/2165	4,869,375
6,295,000	Enterprise Products Operating LLC, Series A (3 mo. USD LIBOR + 3.71%)(b)	5.481	08/01/2066	6,310,737
7,987,000	Enterprise Products Operating LLC, Series B (3 mo. USD LIBOR + 2.68%)(b)	7.034	01/15/2068	8,031,927
8,550,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	8,602,450
12,450,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	12,495,959
9,900,000	Plains All American Pipeline LP, Series B	6.125	11/15/2165	10,011,375
12,310,000	TransCanada Pipelines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	3.626	05/15/2067	11,925,313
9,035,000	TransCanada Trust (Canada)	5.625	05/20/2075	9,577,100
18,300,000	TransCanada Trust (Canada)	5.300	03/15/2077	18,995,244
14,592,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	15,868,800

				164,571,390

	Total Corporate Bonds (Cost $1,461,013,590)			1,451,572,054

Number of Shares
	Preferred Stocks and Other Equity Interests - 25.3%(c)
	Banks - 11.0%
174,540	Banco Santander SA, 4.00%, Series 6 (Spain)	$4,258,776
141,559	Bank of America Corp., 3.00%, Series H	3,005,298
99,639	Bank of America Corp., 4.00%, Series 4	2,311,625
201,473	Bank of America Corp., 4.00%, Series 5	4,662,085
151,756	Bank of America Corp., 4.00%, Series E(a)	3,610,275
1,069,570	Citigroup Capital XIII, 8.14% (3 mo. USD LIBOR + 6.37%)(a)(b)	28,931,869
711,413	Citigroup, Inc., 6.88%, Series K	20,061,847
449,445	Citigroup, Inc., 7.13%, Series J(a)	12,692,327
222,076	Fifth Third Bancorp, 6.63%, Series I	6,280,309
54,485	FNB Corp., 7.25%(a)	1,622,563
245,526	KeyCorp, 6.13%, Series E	6,937,337
498,217	Merrill Lynch Capital Trust I, 6.45%, Series K	12,754,355
357,891	Merrill Lynch Capital Trust III, 7.38%	9,459,059
123,904	People’s United Financial, Inc., 5.63%, Series A	3,221,504
744,526	PNC Financial Services Group, Inc. (The), 6.13%, Series P	20,601,034
247,810	Regions Financial Corp., 6.38%, Series B	6,812,297
85,855	SunTrust Banks, Inc., 4.00%(a)	2,098,296
64,688	Synovus Financial Corp., 7.88%, Series C(a)	1,676,713
495,101	U.S. Bancorp, 3.50%, Series B	11,025,899
544,534	U.S. Bancorp, 6.50%, Series F	15,094,483
49,661	Valley National Bancorp, 5.50%, Series B	1,275,791
56,516	Valley National Bancorp, 6.25%, Series A	1,521,976
821,077	Wells Fargo & Co., 5.85%, Series Q	21,758,541
399,191	Wells Fargo & Co., 6.63%	11,225,251
61,966	Wintrust Financial Corp., 6.50%, Series D	1,685,475
68,592	Zions Bancorp, 6.30%, Series G	1,841,695

		216,426,680

	Capital Markets - 5.3%
259,027	Goldman Sachs Group, Inc. (The), 3.75%, Series A(a)	5,688,233
69,191	Goldman Sachs Group, Inc. (The), 4.00%, Series C	1,544,689
469,790	Goldman Sachs Group, Inc. (The), 4.00%, Series D	10,443,432
346,919	Goldman Sachs Group, Inc. (The), 5.50%, Series J	9,037,240
243,141	Goldman Sachs Group, Inc. (The), 6.38%, Series K(a)	6,722,849
482,365	Morgan Stanley, 4.00%, Series A	10,785,682
439,328	Morgan Stanley, 5.85%, Series K	11,488,427
438,124	Morgan Stanley, 6.38%, Series I	11,860,017
372,522	Morgan Stanley, 6.88%, Series F	10,452,967
377,676	Morgan Stanley, 7.13%, Series E(a)	10,744,882
248,764	State Street Corp., 5.35%, Series G	6,542,493
375,231	State Street Corp., 5.90%, Series D	10,037,429

		105,348,340

	Commercial Services & Supplies - 0.3%
198,545	NuStar Logistics LP, 8.46% (3 mo. USD LIBOR + 6.73%)(b)	5,037,087

	Consumer Finance - 1.8%
1,324,791	GMAC Capital Trust I, 7.20%, Series 2 (3 mo. USD LIBOR + 5.79%)(b)	34,471,062

	Electric Utilities - 0.6%
138,028	SCE Trust III, 5.75%, Series H	3,500,390
162,101	SCE Trust IV, 5.38%, Series J	4,000,653
150,315	SCE Trust V, 5.45%, Series K	3,789,441

		11,290,484

	Food Products - 0.6%
244,945	CHS, Inc., 6.75%, Series 3	6,456,750
208,966	CHS, Inc., 7.10%, Series 2	5,650,441

		12,107,191

	Insurance - 2.0%
123,700	Aegon NV, 4.00%, Series 1 (Netherlands)	2,986,118
245,541	Allstate Corp. (The), 5.10%	6,366,878
135,576	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	3,541,245
296,839	Hartford Financial Services Group, Inc. (The), 7.88%(a)	8,620,205
297,836	MetLife, Inc., 4.00%, Series A(a)	7,162,956
197,886	Reinsurance Group of America, Inc., 5.75%(a)	5,323,133
198,636	Reinsurance Group of America, Inc., 6.20%	5,530,026

		39,530,561

Schedule of Investments

	Mortgage REITs - 1.9%
160,204	Agnc Investment Corp., 7.00%, Series C	$4,075,590
211,365	Annaly Capital Management, Inc., 6.50%, Series G(a)	5,201,693
355,413	Annaly Capital Management, Inc., 6.95%, Series F	9,009,719
160,394	Chimera Investment Corp., 8.00%, Series B	4,085,235
66,540	New York Mortgage Trust, Inc., 8.00%, Series D	1,645,534
97,058	PennyMac Mortgage Investment Trust, 8.00%, Series B	2,411,891
57,158	PennyMac Mortgage Investment Trust, 8.13%, Series A	1,423,234
59,089	Resource Capital Corp., 8.63%	1,503,815
145,634	Two Harbors Investment Corp., 7.25%, Series C(a)	3,534,537
141,343	Two Harbors Investment Corp., 7.63%, Series B	3,559,017
71,897	Two Harbors Investment Corp., 8.13%, Series A(a)	1,879,388

		38,329,653

	Multi-Utilities - 0.3%
204,445	Integrys Holding, Inc., 6.00%	5,509,793
49,575	Just Energy Group, Inc., 8.50%, Series A (Canada)	1,108,001

		6,617,794

	Oil, Gas & Consumable Fuels - 1.1%
36,380	GasLog Partners LP, 8.20%, Series B (Monaco)	927,690
70,890	GasLog Partners LP, 8.63%, Series A (Monaco)(a)	1,850,938
104,146	NGL Energy Partners LP, 9.00%, Series B	2,551,577
190,556	NuStar Energy LP, 7.63%, Series B	4,502,838
112,394	NuStar Energy LP, 8.50%, Series A	2,834,577
85,011	NuStar Energy LP, 9.00%, Series C	2,172,031
62,157	Targa Resources Partners LP, 9.00%, Series A	1,670,780
83,720	Teekay LNG Partners LP, 8.50%, Series B (Bermuda)(a)	2,058,675
50,325	Teekay Offshore Partners LP, 8.88%, Series E	1,256,615
57,348	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)	1,438,861

		21,264,582

	Thrifts & Mortgage Finance - 0.4%
254,857	New York Community Bancorp, Inc., 6.38%, Series A	7,133,447

	Total Preferred Stocks and Other Equity Interests (Cost $513,923,685)	497,556,881

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $1,974,937,275) - 99.0%	1,949,128,935

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
40,168,353	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $40,168,353)	40,168,353

	Total Investments in Securities (Cost $2,015,105,628) - 101.0%	1,989,297,288
	Other assets less liabilities - (1.0)%	(19,169,655)

	Net Assets - 100.0%	$1,970,127,633

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Variable rate coupon. Stated interest rate was in effect at January 31, 2018.
(c)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds - 98.7%(b)
	Ad Valorem Property Tax - 4.0%
$2,500,000	Washington Maryland Suburban Sanitary District Ser. 15A	1.060%	06/01/2023	$2,500,000

	College & University Revenue - 7.1%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	1.060	08/15/2030	2,500,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	1.170	10/01/2029	1,900,000

				4,400,000

	Electric Power Revenue - 7.0%
2,400,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-Bank Tokyo-Mitsubishi UFJ)(c)	1.010	07/01/2027	2,400,000
1,985,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(c)	1.190	06/01/2026	1,985,000

				4,385,000

	Health, Hospital, Nursing Home Revenue - 31.6%
1,600,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America N.A.)(c)	1.000	08/01/2024	1,600,000
180,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(c)	1.090	01/01/2029	180,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(c)	1.070	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	1.060	04/01/2038	2,500,000
2,200,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(c)	1.140	01/01/2037	2,200,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(c)	1.020	07/01/2053	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-The Bank of New York Mellon)(c)	1.060	07/01/2047	300,000
2,800,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(c)	1.170	07/01/2034	2,800,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1 - Remarketed 05/14/09) Rev. Ser. 97	1.050	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	1.140	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	1.120	02/01/2029	135,000

				19,715,000

	Highway Tolls Revenue - 4.0%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	1.000	04/01/2047	2,325,000
185,000	Massachusetts State Department of Transportation Highway System (Contract Assistance - Remarketed 11/20/14) Rev. Ref. Ser. 10A7	1.050	01/01/2029	185,000

				2,510,000

	Hotel Occupancy Tax - 0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	1.090	04/15/2025	300,000

	Local or GTD Housing - 9.1%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	1.160	05/15/2038	2,500,000
1,700,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	1.070	09/01/2038	1,700,000
1,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(c)	1.150	05/01/2050	1,450,000

				5,650,000

	Miscellaneous Revenue - 5.8%
1,795,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(c)	1.210	06/01/2029	1,795,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(c)	1.030	09/15/2021	200,000
1,600,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(c)	1.170	01/01/2030	1,600,000

				3,595,000

Schedule of Investments

	Multiple Utility Revenue - 3.9%
$2,400,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	1.200%	11/01/2036	$2,400,000

	Port, Airport & Marina Revenue - 7.2%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(c)	1.080	07/01/2029	2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(c)	1.070	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue - 7.9%
2,930,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	1.090	07/01/2027	2,930,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	1.070	11/15/2021	2,000,000

				4,930,000

	Water Revenue - 10.6%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	1.110	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(c)	1.050	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	1.070	10/01/2041	2,500,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.100	10/01/2038	1,500,000

				6,600,000

	Total Investments in Securities (Cost $61,485,000)(d) - 98.7%			61,485,000
	Other assets less liabilities - 1.3%			831,059

	Net Assets - 100.0%			$62,316,059

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

GNMA - Government National Mortgage Association

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2018.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on January 31, 2018
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Bank of America N.A.	13.1%
Wells Fargo Bank N.A.	11.2
JPMorgan Chase Bank N.A.	11.2
Assured Guaranty Corp.	7.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
42,946	PowerShares DWA Developed Markets Momentum Portfolio	$1,260,894
61,179	PowerShares DWA Emerging Markets Momentum Portfolio	1,335,538
51,709	PowerShares DWA Momentum Portfolio	2,840,375
54,797	PowerShares DWA SmallCap Momentum Portfolio	2,794,647
23,043	PowerShares S&P 500® Low Volatility Portfolio	1,125,190
18,810	PowerShares S&P Emerging Markets Low Volatility Portfolio	511,068
13,910	PowerShares S&P International Developed Low Volatility Portfolio	485,459
22,582	PowerShares S&P SmallCap Low Volatility Portfolio	1,038,094

	Total Exchange-Traded Funds (Cost $10,200,634)	11,391,265

	Money Market Fund - 0.0%
1,327	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $1,327)	1,327

	Total Investments in Securities (Cost $10,201,961) - 100.0%	11,392,592
	Other assets less liabilities - 0.0%	589

	Net Assets - 100.0%	$11,393,181

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares DWA Developed Markets Momentum Portfolio	$503,036	$696,016	$—	$61,842	$—	$1,260,894	$3,048
PowerShares DWA Emerging Markets Momentum Portfolio	512,319	729,965	—	93,254	—	1,335,538	5,936
PowerShares DWA Momentum Portfolio	1,124,449	1,576,386	—	139,540	—	2,840,375	—
PowerShares DWA SmallCap Momentum Portfolio	1,129,159	1,554,484	—	111,004	—	2,794,647	2,576
PowerShares S&P 500® Low Volatility Portfolio	459,484	636,344	—	29,362	—	1,125,190	3,039
PowerShares S&P Emerging Markets Low Volatility Portfolio	198,325	278,481	—	34,262	—	511,068	2,912
PowerShares S&P International Developed Low Volatility Portfolio	198,475	271,981	—	15,003	—	485,459	3,655
PowerShares S&P SmallCap Low Volatility Portfolio	449,543	598,584	—	(10,033)	—	1,038,094	4,949

Total Investments in Affiliates	$4,574,790	$ 6,342,241	$—	$474,234	$—	$ 11,391,265	$ 26,115

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 12.9%
19,742	Adtalem Global Education, Inc.(b)	$908,132
112,426	Bbx Capital Corp., Class A	1,024,201
56,549	Boot Barn Holdings, Inc.(b)	991,304
26,184	Boyd Gaming Corp.	1,033,482
77,950	Career Education Corp.(b)	966,580
56,616	Chegg, Inc.(b)	980,589
6,557	Children’s Place, Inc. (The)	982,239
4,160	Churchill Downs, Inc.	1,077,440
31,626	Conn’s, Inc.(b)(c)	1,053,146
80,421	Eldorado Resorts, Inc.(b)(c)	2,778,546
23,295	Fox Factory Holding Corp.(b)	893,363
20,750	Hooker Furniture Corp.	770,863
29,598	KB Home	932,929
7,611	LCI Industries	839,113
17,573	LGI Homes, Inc.(b)(c)	1,189,341
8,607	Marriott Vacations Worldwide Corp.	1,311,104
42,368	Modine Manufacturing Co.(b)	989,293
20,905	Monarch Casino & Resort, Inc.(b)	952,432
32,262	Nexstar Media Group, Inc., Class A	2,422,876
17,248	Ollie’s Bargain Outlet Holdings, Inc.(b)	958,126
19,648	Overstock.com, Inc.(b)(c)	1,349,818
30,502	Penn National Gaming, Inc.(b)	973,319
19,112	PetMed Express, Inc.(c)	863,862
37,809	Stoneridge, Inc.(b)	920,271
12,765	TopBuild Corp.(b)	977,033
25,113	Weight Watchers International, Inc.(b)	1,614,515
31,595	William Lyon Homes, Class A(b)	857,804
22,312	Winnebago Industries, Inc.	1,014,080
45,939	ZAGG, Inc.(b)	767,181

		32,392,982

	Consumer Staples - 2.1%
12,369	Medifast, Inc.	849,874
49,863	MGP Ingredients, Inc.	4,464,733

		5,314,607

	Energy - 2.0%
55,203	California Resources Corp.(b)	1,166,439
25,305	CVR Energy, Inc.(c)	905,666
27,950	Delek US Holdings, Inc.	975,176
66,743	Ring Energy, Inc.(b)	921,053
46,468	Unit Corp.(b)	1,125,920

		5,094,254

	Financials - 17.3%
19,000	Ameris Bancorp	1,017,450
59,611	BGC Partners, Inc., Class A	853,033
35,381	Carolina Financial Corp.	1,459,113
20,743	Cathay General Bancorp	907,299
33,813	CenterState Bank Corp.	878,800
20,151	Enterprise Financial Services Corp.	980,346
9,947	Evercore, Inc., Class A	1,000,171
41,498	FBL Financial Group, Inc., Class A	2,888,261
11,724	Federal Agricultural Mortgage Corp., Class C	940,851
24,803	First Bancorp/Southern Pines NC	902,829
26,637	First Bancshares, Inc. (The)(c)	856,380
16,565	First Defiance Financial Corp.	920,351

23,313	First Merchants Corp.	$1,006,189
24,009	Flagstar Bancorp, Inc.(b)	894,335
17,793	Great Southern Bancorp, Inc.	902,995
41,358	Green Bancorp, Inc.(b)	986,388
16,052	Green Dot Corp., Class A(b)	983,346
31,475	Guaranty Bancorp	892,316
57,817	Heritage Commerce Corp.	925,650
20,798	Horace Mann Educators Corp.	858,957
32,378	Horizon Bancorp	985,910
138,327	Independent Bank Corp./MI	3,188,437
15,072	Interactive Brokers Group, Inc., Class A	964,457
3,317	LendingTree, Inc.(b)	1,220,159
43,548	Meridian Bancorp, Inc.	890,557
11,470	Meta Financial Group, Inc.	1,341,990
16,101	Nicolet Bankshares, Inc.(b)	874,123
52,913	NMI Holdings, Inc., Class A(b)	970,954
30,166	Old Line Bancshares, Inc.	955,357
190,940	Old Second Bancorp, Inc.	2,806,818
11,112	Piper Jaffray Cos.	1,025,638
24,193	Preferred Bank	1,558,513
21,234	QCR Holdings, Inc.	931,111
31,581	United Community Banks, Inc.	1,000,486
19,318	Walker & Dunlop, Inc.(b)	897,321
115,125	Waterstone Financial, Inc.	1,968,638
18,284	WSFS Financial Corp.	934,312

		43,569,841

	Health Care - 26.5%
28,115	Adamas Pharmaceuticals, Inc.(b)(c)	1,063,872
17,638	Aerie Pharmaceuticals, Inc.(b)	967,444
19,621	AMN Healthcare Services, Inc.(b)	1,052,667
20,256	Anaptysbio, Inc.(b)	2,134,780
30,039	Arena Pharmaceuticals, Inc.(b)	1,124,059
85,068	Array BioPharma, Inc.(b)	1,260,708
58,164	Assembly Biosciences, Inc.(b)	2,744,178
1,398	Atrion Corp.	804,409
9,961	Avexis, Inc.(b)	1,232,475
121,139	AxoGen, Inc.(b)	3,367,664
31,771	BioTelemetry, Inc.(b)	1,084,980
14,606	Blueprint Medicines Corp.(b)	1,148,762
37,607	Cantel Medical Corp.	4,171,744
3,768	Chemed Corp.	981,828
140,568	Chromadex Corp.(b)(c)	648,018
50,185	Collegium Pharmaceutical, Inc.(b)(c)	1,196,410
32,846	Concert Pharmaceuticals, Inc.(b)	659,548
92,563	Corium International, Inc.(b)	1,180,178
188,884	Cryoport, Inc.(b)	1,681,068
25,574	Cutera, Inc.(b)	1,268,470
186,904	Cymabay Therapeutics, Inc.(b)	2,227,896
15,942	Enanta Pharmaceuticals, Inc.(b)	1,354,273
27,432	Esperion Therapeutics, Inc.(b)	1,989,094
14,671	Foundation Medicine, Inc.(b)(c)	1,018,167
58,833	Ignyta, Inc.(b)	1,582,608
19,621	Inogen, Inc.(b)	2,390,623
31,150	Insmed, Inc.(b)	792,456
12,899	Insulet Corp.(b)	987,160
63,610	Kura Oncology, Inc.(b)(c)	1,246,756
44,533	Lantheus Holdings, Inc.(b)	1,024,259
6,500	Ligand Pharmaceuticals, Inc.(b)	1,024,530
37,970	Madrigal Pharmaceuticals, Inc.(b)	5,635,507
20,872	Merit Medical Systems, Inc.(b)	969,504
25,598	National Research Corp., Class A	963,765
51,604	Neogen Corp.(b)	3,046,184
50,954	OraSure Technologies, Inc.(b)	1,108,759
45,676	Protagonist Therapeutics, Inc.(b)	1,044,153
25,332	Revance Therapeutics, Inc.(b)	818,224
7,704	Sage Therapeutics, Inc.(b)	1,462,219

Schedule of Investments(a)

120,028	Sangamo Therapeutics, Inc.(b)	$2,502,584
56,104	STAAR Surgical Co.(b)	880,833
64,560	Stemline Therapeutics, Inc.(b)	1,029,732
25,628	Teladoc, Inc.(b)(c)	958,487
31,507	Vocera Communications, Inc.(b)	923,155

		66,754,190

	Industrials - 18.9%
25,751	AAON, Inc.	937,336
15,482	Aerovironment, Inc.(b)	795,156
43,331	Air Transport Services Group, Inc.(b)	1,077,209
9,467	Alamo Group, Inc.	1,088,989
15,940	American Woodmark Corp.(b)	2,165,449
45,741	Builders FirstSource, Inc.(b)	979,772
63,097	Casella Waste Systems, Inc., Class A(b)	1,614,021
19,704	Chart Industries, Inc.(b)	976,727
20,555	Comfort Systems USA, Inc.	875,643
96,801	Commercial Vehicle Group, Inc.(b)	1,197,428
42,037	DMC Global, Inc.	962,647
11,794	Dycom Industries, Inc.(b)	1,376,478
22,925	H&E Equipment Services, Inc.	902,787
16,439	Insperity, Inc.	1,006,889
12,410	John Bean Technologies Corp.	1,411,638
9,784	Kadant, Inc.	980,846
35,949	LB Foster Co., Class A(b)	976,015
22,739	Manitowoc Co., Inc. (The)(b)	911,379
26,721	Mercury Systems, Inc.(b)	1,283,142
38,125	Meritor, Inc.(b)	1,040,050
33,246	Navistar International Corp.(b)	1,523,664
40,495	NV5 Global, Inc.(b)	1,974,131
16,584	Omega Flex, Inc.	1,014,278
53,947	On Assignment, Inc.(b)	4,130,722
43,631	Patrick Industries, Inc.(b)	2,794,566
7,423	RBC Bearings, Inc.(b)	935,298
18,302	Rush Enterprises, Inc., Class A(b)	989,223
12,968	Saia, Inc.(b)	979,732
12,434	Siteone Landscape Supply, Inc.(b)	946,973
34,057	SkyWest, Inc.	1,898,678
73,724	Spartan Motors, Inc.	987,902
116,727	Sterling Construction Co., Inc.(b)	1,628,342
22,911	Trex Co., Inc.(b)	2,556,639
20,328	TriNet Group, Inc.(b)	891,789
33,479	Twin Disc, Inc.(b)	986,961
23,843	Universal Forest Products, Inc.	890,059

		47,688,558

	Information Technology - 12.7%
13,653	2U, Inc.(b)	1,014,008
52,228	Axcelis Technologies, Inc.(b)	1,352,705
9,639	Cabot Microelectronics Corp.	982,118
49,888	Care.com, Inc.(b)	914,946
19,604	CEVA, Inc.(b)	862,576
7,560	Cimpress NV (Netherlands)(b)	963,220
32,836	Control4 Corp.(b)	890,184
34,099	CTS Corp.	937,722
28,767	Ebix, Inc.(c)	2,361,771
226,166	Everi Holdings, Inc.(b)	1,750,525
114,004	Extreme Networks, Inc.(b)	1,713,480
74,242	Five9, Inc.(b)	1,931,034
27,077	GTT Communications, Inc.(b)	1,249,604
44,701	Hortonworks, Inc.(b)	891,785
9,672	HubSpot, Inc.(b)	938,668
19,977	II-VI, Inc.(b)	852,019
45,883	Kimball Electronics, Inc.(b)	848,835
29,647	MINDBODY, Inc., Class A(b)	1,042,092
23,943	Q2 Holdings, Inc.(b)	1,013,986
22,560	QAD, Inc., Class A	972,336
15,187	Qualys, Inc.(b)	949,188

20,048	RealPage, Inc.(b)	$997,388
19,904	RingCentral, Inc., Class A(b)	1,080,787
5,548	Rogers Corp.(b)	914,199
36,506	Systemax, Inc.	1,133,511
54,545	TTM Technologies, Inc.(b)	899,447
91,180	USA Technologies, Inc.(b)	770,471
18,398	Varonis Systems, Inc.(b)	999,011
19,817	Virtusa Corp.(b)	884,235

		32,111,851

	Materials - 5.2%
21,357	Advansix, Inc.(b)	842,747
36,251	Allegheny Technologies, Inc.(b)	977,327
18,258	Chase Corp.	2,051,286
207,925	Codexis, Inc.(b)	1,788,155
90,071	Forterra, Inc.(b)(c)	625,993
12,613	Ingevity Corp.(b)	915,073
14,990	KMG Chemicals, Inc.	910,643
17,890	Koppers Holdings, Inc.(b)	819,362
18,577	Kraton Corp.(b)	933,680
6,562	Quaker Chemical Corp.	1,009,892
84,336	SunCoke Energy, Inc.(b)	936,130
16,500	Trinseo SA	1,360,425

		13,170,713

	Real Estate - 0.5%
18,086	RMR Group, Inc. (The), Class A	1,171,068

	Telecommunication Services - 0.8%
39,228	Boingo Wireless, Inc.(b)	951,279
93,027	Vonage Holdings Corp.(b)	1,040,972

		1,992,251

	Utilities - 1.2%
74,410	Cadiz, Inc.(b)(c)	1,082,665
11,529	Chesapeake Utilities Corp.	847,382
14,264	Ormat Technologies, Inc.	999,621

		2,929,668

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $208,603,080) - 100.1%	252,189,983

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.8%
9,711,407	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $9,711,407)	9,711,407

	Total Investments in Securities (Cost $218,314,487) - 103.9%	261,901,390
	Other assets less liabilities - (3.9)%	(9,931,093)

	Net Assets - 100.0%	$251,970,297

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
1,873,618	Alerian MLP ETF(a)	$21,359,245
664,773	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	19,418,019
809,161	PowerShares Global Short Term High Yield Bond Portfolio(a)	19,322,765
628,260	PowerShares KBW Premium Yield Equity REIT Portfolio(a)(b)	21,034,145
1,395,626	PowerShares Preferred Portfolio(a)(b)	20,180,752

	Total Exchange - Traded Funds (Cost $104,872,286)	101,314,926

	Money Market Fund - 0.0%
24,988	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $24,988)	24,988

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $104,897,274) - 100.0%	101,339,914

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.6%
2,663,950	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $2,663,950)	2,663,950

	Total Investments in Securities (Cost $107,561,224) - 102.6%	104,003,864
	Other assets less liabilities - (2.6)%	(2,683,450)

	Net Assets - 100.0%	$101,320,414

Investment Abbreviations:

ETF - Exchange-Traded Fund

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$21,422,161	$80,755	$(1,803,194)	$(370,817)	$89,114	$19,418,019	$204,104
PowerShares Global Short Term High Yield Bond Portfolio	21,277,359	80,644	(1,781,775)	(316,485)	63,022	19,322,765	249,489
PowerShares KBW Premium Yield Equity REIT Portfolio	25,071,257	95,322	(2,056,664)	(2,251,032)	175,262	21,034,145	432,060
PowerShares Preferred Portfolio	22,714,681	86,718	(1,924,364)	(730,490)	34,207	20,180,752	296,100

Total Investments in Affiliates	$90,485,458	$343,439	$(7,565,997)	$(3,668,824)	$361,605	$79,955,681	$1,181,753

(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
258,036	PowerShares DWA Consumer Cyclicals Momentum Portfolio(b)	$13,404,970
427,091	PowerShares DWA Financial Momentum Portfolio(b)	15,631,531
327,760	PowerShares DWA Industrials Momentum Portfolio	20,917,643
297,314	PowerShares DWA Technology Momentum Portfolio	16,842,838

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $53,559,521) - 100.0%	66,796,982

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
987,575	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $987,575)	987,575

	Total Investments in Securities (Cost $54,547,096) - 101.5%	67,784,557
	Other assets less liabilities - (1.5)%	(996,240)

	Net Assets - 100.0%	$66,788,317

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares DWA Consumer Cyclicals Momentum Portfolio	$—	$13,329,996	$(660,815)	$694,968	$40,821	$13,404,970	$12,893
PowerShares DWA Financial Momentum Portfolio	15,672,930	3,341,148	(4,544,818)	1,002,096	160,175	15,631,531	—
PowerShares DWA Healthcare Momentum Portfolio*	13,521,469	2,734,526	(15,839,118)	(1,502,697)	1,085,820	—	—
PowerShares DWA Industrials Momentum Portfolio	21,456,310	4,408,274	(6,013,658)	700,277	366,440	20,917,643	—
PowerShares DWA Technology Momentum Portfolio	17,230,598	3,436,913	(4,714,370)	554,914	334,783	16,842,838	—

Total Investments in Affiliates	$67,881,307	$27,250,857	$(31,772,779)	$1,449,558	$1,988,039	$66,796,982	$12,893

*	At January 31, 2018, this security was no longer held.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2018

(Unaudited)

Number of Shares		Value

	Common Stocks - 100.0%
	Auto Components - 11.1%
60,898	American Axle & Manufacturing Holdings, Inc.(b)	$1,074,850
9,701	Cooper-Standard Holdings, Inc.(b)	1,208,648
18,453	Dorman Products, Inc.(b)	1,392,094
23,082	Fox Factory Holding Corp.(b)	885,195
22,553	Gentherm, Inc.(b)	721,696
15,334	LCI Industries	1,690,573
11,725	Motorcar Parts of America, Inc.(b)	319,154
12,516	Standard Motor Products, Inc.	599,516
14,242	Superior Industries International, Inc.	239,978

		8,131,704

	Automobiles - 1.1%
17,796	Winnebago Industries, Inc.	808,828

	Distributors - 0.9%
28,400	Core-Mark Holding Co., Inc.	627,356

	Diversified Consumer Services - 3.1%
10,002	American Public Education, Inc.(b)	254,051
7,176	Capella Education Co.	570,851
40,357	Career Education Corp.(b)	500,427
21,480	Regis Corp.(b)	341,961
6,523	Strayer Education, Inc.	603,247

		2,270,537

	Hotels, Restaurants & Leisure - 17.9%
51,596	Belmond Ltd., Class A (United Kingdom)(b)	665,588
623	Biglari Holdings, Inc.(b)	257,106
11,037	BJ’s Restaurants, Inc.	416,647
50,481	Boyd Gaming Corp.	1,992,485
10,399	Chuy’s Holdings, Inc.(b)	275,574
25,270	Dave & Buster’s Entertainment, Inc.(b)	1,187,690
11,060	DineEquity, Inc.	612,503
13,308	El Pollo Loco Holdings, Inc.(b)	133,745
16,640	Fiesta Restaurant Group, Inc.(b)	319,488
11,831	Marcus Corp. (The)	307,606
14,498	Marriott Vacations Worldwide Corp.	2,208,480
6,965	Monarch Casino & Resort, Inc.(b)	317,325
51,528	Penn National Gaming, Inc.(b)	1,644,259
7,953	Red Robin Gourmet Burgers, Inc.(b)	418,725
17,885	Ruth’s Hospitality Group, Inc.	423,875
11,274	Shake Shack, Inc., Class A(b)(c)	492,787
24,747	Sonic Corp.(c)	639,462
17,889	Wingstop, Inc.	865,112

		13,178,457

	Household Durables - 14.1%
5,218	Cavco Industries, Inc.(b)	799,137
15,539	Ethan Allen Interiors, Inc.	386,144
12,930	Installed Building Products, Inc.(b)	930,313
17,138	iRobot Corp.(b)(c)	1,520,997
29,660	La-Z-Boy, Inc.	894,249
10,692	LGI Homes, Inc.(b)(c)	723,635
16,921	M/I Homes, Inc.(b)	547,225

27,593	MDC Holdings, Inc.	$930,160
23,306	Meritage Homes Corp.(b)	1,105,870
21,852	TopBuild Corp.(b)	1,672,552
8,796	Universal Electronics, Inc.(b)	405,496
17,113	William Lyon Homes, Class A(b)	464,618

		10,380,396

	Internet & Direct Marketing Retail - 3.8%
10,331	FTD Cos., Inc.(b)	60,540
18,469	Nutrisystem, Inc.	798,784
12,668	PetMed Express, Inc.(c)	572,594
20,187	Shutterfly, Inc.(b)	1,375,744

		2,807,662

	Leisure Products - 3.0%
58,124	Callaway Golf Co.	858,492
18,880	Nautilus, Inc.(b)	242,608
10,715	Sturm Ruger & Co., Inc.(c)	567,359
35,245	Vista Outdoor, Inc.(b)	533,962

		2,202,421

	Media - 4.6%
33,984	E.W. Scripps Co. (The), Class A(b)	544,084
68,719	Gannett Co., Inc.	810,884
32,732	New Media Investment Group, Inc.	553,171
17,023	Scholastic Corp.	654,024
24,076	World Wrestling Entertainment, Inc., Class A	851,086

		3,413,249

	Multi-line Retail - 3.3%
22,007	Fred’s, Inc., Class A(c)	72,843
191,275	J.C. Penney Co., Inc.(b)(c)	709,630
30,207	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,677,999

		2,460,472

	Specialty Retail - 27.6%
41,819	Abercrombie & Fitch Co., Class A	866,071
11,401	Asbury Automotive Group, Inc.(b)	828,283
104,846	Ascena Retail Group, Inc.(b)	226,467
22,846	Barnes & Noble Education, Inc.(b)	151,926
34,856	Barnes & Noble, Inc.	163,823
12,384	Big 5 Sporting Goods Corp.(c)	69,970
17,420	Buckle, Inc. (The)(c)	349,271
26,417	Caleres, Inc.	783,000
14,311	Cato Corp. (The), Class A	170,015
78,579	Chico’s FAS, Inc.	747,286
10,696	Children’s Place, Inc. (The)	1,602,261
44,431	DSW, Inc., Class A	889,953
48,450	Express, Inc.(b)	338,181
24,713	Finish Line, Inc. (The), Class A	279,998
33,939	Five Below, Inc.(b)	2,203,659
22,586	Francesca’s Holdings Corp.(b)	131,676
12,247	Genesco, Inc.(b)	426,808
12,055	Group 1 Automotive, Inc.	945,715
36,861	Guess?, Inc.	677,137
11,942	Haverty Furniture Cos., Inc.	266,307
11,737	Hibbett Sports, Inc.(b)	265,256
9,844	Kirkland’s, Inc.(b)	104,445
14,770	Lithia Motors, Inc., Class A	1,845,659
17,514	Lumber Liquidators Holdings, Inc.(b)(c)	489,341
13,572	MarineMax, Inc.(b)	311,477
20,149	Monro, Inc.	1,138,419
32,778	Rent-A-Center, Inc.(c)	354,986
11,557	RH(b)(c)	1,086,242
7,011	Shoe Carnival, Inc.	160,201
24,482	Sleep Number Corp.(b)	921,502
15,138	Sonic Automotive, Inc., Class A	326,224
30,247	Tailored Brands, Inc.	731,675
21,165	Tile Shop Holdings, Inc.	197,893

Schedule of Investments(a)

14,742	Vitamin Shoppe, Inc.(b)	$62,654
11,169	Zumiez, Inc.(b)	231,757

		20,345,538

	Textiles, Apparel & Luxury Goods - 9.5%
42,834	Crocs, Inc.(b)	578,687
26,555	Fossil Group, Inc.(b)(c)	211,378
25,481	G-III Apparel Group Ltd.(b)	951,715
9,520	Movado Group, Inc.	291,312
10,346	Oxford Industries, Inc.	815,265
7,729	Perry Ellis International, Inc.(b)	185,342
32,705	Steven Madden Ltd.(b)	1,510,971
10,446	Unifi, Inc.(b)	371,982
11,720	Vera Bradley, Inc.(b)	108,879
58,828	Wolverine World Wide, Inc.	1,931,323

		6,956,854

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $63,570,866) - 100.0%	73,583,474

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.2%
6,758,393	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $6,758,393)	6,758,393

	Total Investments in Securities (Cost $70,329,259) - 109.2%	80,341,867
	Other assets less liabilities - (9.2)%	(6,741,693)

	Net Assets - 100.0%	$73,600,174

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.4%
	Beverages - 4.3%
10,833	Coca-Cola Bottling Co. Consolidated	$2,193,899

	Food & Staples Retailing - 13.2%
71,877	Andersons, Inc. (The)	2,451,006
93,307	SpartanNash Co.	2,273,892
124,410	Supervalu, Inc.(b)	1,970,654

		6,695,552

	Food Products - 54.1%
163,143	B&G Foods, Inc.(c)	5,383,719
28,407	Calavo Growers, Inc.	2,471,409
52,469	Cal-Maine Foods, Inc.(b)	2,232,556
404,116	Darling Ingredients, Inc.(b)	7,492,311
36,631	J & J Snack Foods Corp.	5,071,196
39,475	John B. Sanfilippo & Son, Inc.	2,471,924
74,899	Seneca Foods Corp., Class A(b)	2,363,063

		27,486,178

	Household Products - 13.3%
25,359	Central Garden & Pet Co.(b)	993,819
85,686	Central Garden & Pet Co., Class A(b)	3,232,076
20,259	WD-40 Co.	2,507,051

		6,732,946

	Personal Products - 9.2%
52,398	Inter Parfums, Inc.	2,389,349
33,441	Medifast, Inc.	2,297,731

		4,687,080

	Tobacco - 4.3%
44,925	Universal Corp.	2,156,400

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $50,100,177) - 98.4%	49,952,055

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.6%
3,848,800	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $3,848,800)	3,848,800

	Total Investments in Securities (Cost $53,948,977) - 106.0%	53,800,855
	Other assets less liabilities - (6.0)%	(3,022,191)

	Net Assets - 100.0%	$50,778,664

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2018

(Unaudited)

Number of Shares		Value

	Common Stocks - 99.9%
	Energy Equipment & Services - 58.5%
176,856	Archrock, Inc.	$1,644,761
80,186	Bristow Group, Inc.	1,235,666
54,769	CARBO Ceramics, Inc.(b)(c)	435,961
50,347	Era Group, Inc.(c)	510,015
79,374	Exterran Corp.(c)	2,292,321
33,486	Geospace Technologies Corp.(c)	460,767
33,780	Gulf Island Fabrication, Inc.	435,762
345,973	Helix Energy Solutions Group, Inc.(c)	2,605,177
66,648	Matrix Service Co.(c)	1,192,999
678,136	McDermott International, Inc.(c)	5,954,034
213,870	Newpark Resources, Inc.(c)	1,946,217
610,355	Noble Corp. PLC(c)	2,862,565
113,819	Oil States International, Inc.(c)	3,642,208
193,649	Pioneer Energy Services Corp.(c)	629,359
41,827	SEACOR Holdings, Inc.(c)	1,948,302
288,775	TETRA Technologies, Inc.(c)	1,108,896
127,840	Unit Corp.(c)	3,097,563
193,916	US Silica Holdings, Inc.(b)	6,455,464

		38,458,037

	Oil, Gas & Consumable Fuels - 41.4%
242,384	Bill Barrett Corp.(c)	1,243,430
131,700	Carrizo Oil & Gas, Inc.(c)	2,648,487
187,013	Cloud Peak Energy, Inc.(c)	935,065
64,503	Consol Energy, Inc.(c)	2,091,832
1,002,045	Denbury Resources, Inc.(c)	2,434,970
96,408	Green Plains, Inc.	1,687,140
62,761	Par Pacific Holdings, Inc.(c)	1,144,133
157,285	PDC Energy, Inc.(c)	8,155,227
14,402	REX American Resources Corp.(c)	1,175,923
576,247	SRC Energy, Inc.(c)	5,733,658

		27,249,865

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $65,976,969) - 99.9%	65,707,902

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
4,715,050	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $4,715,050)	4,715,050

	Total Investments in Securities (Cost $70,692,019) - 107.1%	70,422,952
	Other assets less liabilities - (7.1)%	(4,637,995)

	Net Assets - 100.0%	$65,784,957

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Banks - 34.6%
48,471	Ameris Bancorp	$2,595,622
55,437	Banc of California, Inc.	1,092,109
42,710	Banner Corp.	2,320,861
109,673	Boston Private Financial Holdings, Inc.	1,688,964
99,791	Brookline Bancorp, Inc.	1,596,656
39,224	Central Pacific Financial Corp.	1,159,854
20,332	City Holding Co.	1,398,842
95,044	Columbia Banking System, Inc.	4,094,495
65,866	Community Bank System, Inc.	3,510,658
37,678	Customers Bancorp, Inc.(b)	1,154,831
133,366	CVB Financial Corp.	3,120,764
28,647	Fidelity Southern Corp.	686,382
236,444	First BanCorp/Puerto Rico(b)	1,418,664
126,882	First Commonwealth Financial Corp.	1,835,983
80,795	First Financial Bancorp	2,302,657
86,179	First Financial Bankshares, Inc.	4,003,015
133,720	First Midwest Bancorp, Inc.	3,324,279
101,511	Glacier Bancorp, Inc.	3,981,261
76,581	Great Western Bancorp, Inc.	3,227,889
42,190	Hanmi Financial Corp.	1,328,985
167,516	Hope Bancorp, Inc.	3,189,505
35,727	Independent Bank Corp./MA	2,549,121
55,037	LegacyTexas Financial Group, Inc.	2,423,829
34,781	National Bank Holdings Corp., Class A	1,156,120
56,681	NBT Bancorp, Inc.	2,092,096
57,214	OFG Bancorp	652,240
174,130	Old National Bancorp	3,012,449
22,436	Opus Bank	608,016
50,503	Pacific Premier Bancorp, Inc.(b)	2,057,997
45,541	S&T Bancorp, Inc.	1,838,035
58,626	ServisFirst Bancshares, Inc.	2,486,915
50,790	Simmons First National Corp., Class A	2,988,991
35,911	Southside Bancshares, Inc.	1,232,825
16,088	Tompkins Financial Corp.	1,325,169
93,461	United Community Banks, Inc.	2,960,844
34,299	Westamerica Bancorporation(c)	2,036,332

		78,453,255

	Capital Markets - 7.9%
43,875	Donnelley Financial Solutions, Inc.(b)	941,119
50,271	Evercore, Inc., Class A	5,054,749
82,431	Financial Engines, Inc.	2,345,162
31,798	Greenhill & Co., Inc.	589,853
20,229	INTL FCStone, Inc.(b)	879,961
43,043	Investment Technology Group, Inc.	919,398
18,490	Piper Jaffray Cos.	1,706,627
9,319	Virtus Investment Partners, Inc.	1,192,832
108,540	Waddell & Reed Financial, Inc., Class A	2,496,420
149,725	WisdomTree Investments, Inc.(c)	1,735,313

		17,861,434

	Consumer Finance - 6.2%
30,838	Encore Capital Group, Inc.(b)	1,278,235
43,567	Enova International, Inc.(b)	779,849
66,954	EZCORP, Inc., Class A(b)	790,057
61,416	Firstcash, Inc.	4,489,510

59,520	Green Dot Corp., Class A(b)	$3,646,195
58,801	PRA Group, Inc.(b)	2,102,136
7,666	World Acceptance Corp.(b)	904,971

		13,990,953

	Equity REITs - 23.4%
108,976	Acadia Realty Trust REIT	2,676,451
38,035	Agree Realty Corp. REIT	1,831,005
53,977	American Assets Trust, Inc. REIT	1,903,229
58,476	Armada Hoffler Properties, Inc. REIT	841,470
98,817	CareTrust REIT, Inc. REIT	1,570,202
222,749	CBL & Associates Properties, Inc. REIT(c)	1,238,484
105,808	Cedar Realty Trust, Inc. REIT	540,679
59,072	Chatham Lodging Trust REIT	1,323,213
78,239	Chesapeake Lodging Trust REIT	2,141,401
22,261	Community Healthcare Trust, Inc. REIT	593,033
260,775	DiamondRock Hospitality Co. REIT	3,066,714
57,120	Easterly Government Properties, Inc. REIT	1,189,810
44,805	EastGroup Properties, Inc. REIT	3,889,522
79,669	Four Corners Property Trust, Inc. REIT	1,880,188
139,602	Franklin Street Properties Corp. REIT	1,415,564
42,801	Getty Realty Corp. REIT	1,123,098
129,078	Government Properties Income Trust REIT	2,214,978
50,923	Hersha Hospitality Trust REIT	944,622
108,732	Independence Realty Trust, Inc. REIT	999,247
108,831	Kite Realty Group Trust REIT	1,834,891
281,937	Lexington Realty Trust REIT	2,543,072
51,518	LTC Properties, Inc. REIT	2,111,208
64,452	National Storage Affiliates Trust REIT	1,635,147
91,015	Pennsylvania Real Estate Investment Trust REIT(c)	1,015,727
25,884	PS Business Parks, Inc. REIT	3,160,695
103,321	Ramco-Gershenson Properties Trust REIT	1,365,904
142,857	Retail Opportunity Investments Corp. REIT	2,624,283
15,681	Saul Centers, Inc. REIT	858,221
135,699	Summit Hotel Properties, Inc. REIT	2,101,978
16,450	Universal Health Realty Income Trust REIT	1,094,747
38,704	Urstadt Biddle Properties, Inc., Class A REIT	751,632
50,153	Whitestone REIT	659,010

		53,139,425

	Insurance - 14.3%
115,987	American Equity Investment Life Holding Co.	3,827,571
25,055	AMERISAFE, Inc.	1,522,091
21,335	eHealth, Inc.(b)	373,789
42,221	Employers Holdings, Inc.	1,790,171
10,314	HCI Group, Inc.	360,474
52,945	Horace Mann Educators Corp.	2,186,629
14,224	Infinity Property & Casualty Corp.	1,440,180
90,340	Maiden Holdings Ltd.	636,897
29,192	Navigators Group, Inc. (The)	1,418,731
69,494	ProAssurance Corp.	3,801,322
50,460	RLI Corp.	3,242,560
19,814	Safety Insurance Group, Inc.	1,538,557
75,984	Selective Insurance Group, Inc.	4,426,068
30,908	Stewart Information Services Corp.	1,375,715
113,237	Third Point Reinsurance Ltd. (Bermuda)(b)	1,613,627
27,531	United Fire Group, Inc.	1,194,570
26,717	United Insurance Holdings Corp.	516,173
41,701	Universal Insurance Holdings, Inc.	1,226,009

		32,491,134

	Mortgage REITs - 3.1%
126,908	Apollo Commercial Real Estate Finance, Inc. REIT(c)	2,305,918
54,510	ARMOUR Residential REIT, Inc. REIT	1,276,079
125,117	Capstead Mortgage Corp. REIT	1,027,211
145,261	Invesco Mortgage Capital, Inc. REIT(d)	2,359,039

		6,968,247

Schedule of Investments(a)

	Real Estate Management & Development - 1.5%
47,708	HFF, Inc., Class A	$2,347,711
23,041	RE/MAX Holdings, Inc., Class A	1,137,073

		3,484,784

	Thrifts & Mortgage Finance - 8.8%
18,369	Bank Mutual Corp.	191,037
72,928	BofI Holding, Inc.(b)(c)	2,623,220
39,951	Dime Community Bancshares, Inc.	759,069
35,002	HomeStreet, Inc.(b)	1,030,809
9,815	LendingTree, Inc.(b)	3,610,448
11,830	Meta Financial Group, Inc.	1,384,110
69,559	NMI Holdings, Inc., Class A(b)	1,276,408
60,454	Northfield Bancorp, Inc.	1,014,418
133,601	Northwest Bancshares, Inc.	2,251,177
51,213	Oritani Financial Corp.	855,257
78,757	Provident Financial Services, Inc.	2,072,097
125,113	TrustCo Bank Corp. NY	1,075,972
36,803	Walker & Dunlop, Inc.(b)	1,709,499

		19,853,521

	Total Common Stocks and Other Equity Interests (Cost $197,389,111)	226,242,753

	Money Market Fund - 0.0%
97,649	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $97,649)	97,649

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $197,486,760) - 99.8%	226,340,402

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
7,961,354	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $7,961,354)	7,961,354

	Total Investments in Securities (Cost $205,448,114) - 103.3%	234,301,756
	Other assets less liabilities - (3.3)%	(7,485,856)

	Net Assets - 100.0%	$226,815,900

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$2,792,389	$(160,358)	$(272,484)	$(508)	$2,359,039	$58,822

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 15.6%
131,905	Acorda Therapeutics, Inc.(b)	$3,422,935
99,817	AMAG Pharmaceuticals, Inc.(b)	1,432,374
142,924	Cytokinetics, Inc.(b)	1,314,901
23,579	Eagle Pharmaceuticals, Inc.(b)	1,409,317
98,917	Emergent Biosolutions, Inc.(b)	4,826,160
40,284	Enanta Pharmaceuticals, Inc.(b)	3,422,126
59,554	Ligand Pharmaceuticals, Inc.(b)	9,386,901
288,243	MiMedx Group, Inc.(b)(c)	4,828,070
215,541	Momenta Pharmaceuticals, Inc.(b)	3,664,197
195,377	Myriad Genetics, Inc.(b)	7,205,504
198,282	Progenics Pharmaceuticals, Inc.(b)	1,159,950
105,718	Repligen Corp.(b)	3,739,245
255,637	Spectrum Pharmaceuticals, Inc.(b)	5,506,421

		51,318,101

	Health Care Equipment & Supplies - 33.4%
64,043	Abaxis, Inc.	4,588,681
35,229	Analogic Corp.	2,920,484
103,603	AngioDynamics, Inc.(b)	1,803,728
41,374	Anika Therapeutics, Inc.(b)	2,760,473
100,582	Cantel Medical Corp.	11,157,561
70,150	CONMED Corp.	4,053,267
93,797	CryoLife, Inc.(b)	1,768,074
39,096	Cutera, Inc.(b)	1,939,162
149,037	Haemonetics Corp.(b)	9,635,242
18,398	Heska Corp.(b)	1,434,124
42,603	ICU Medical, Inc.(b)	9,753,957
48,290	Inogen, Inc.(b)	5,883,654
79,535	Integer Holdings Corp.(b)	3,988,680
179,364	Integra LifeSciences Holdings Corp.(b)	9,445,308
92,636	Invacare Corp.	1,704,502
83,604	Lantheus Holdings, Inc.(b)	1,922,892
42,946	LeMaitre Vascular, Inc.	1,494,521
119,086	Meridian Bioscience, Inc.	1,863,696
141,648	Merit Medical Systems, Inc.(b)	6,579,550
87,907	Natus Medical, Inc.(b)	2,729,512
143,841	Neogen Corp.(b)	8,490,934
171,130	OraSure Technologies, Inc.(b)	3,723,789
51,275	Orthofix International NV(b)	2,945,236
36,995	SurModics, Inc.(b)	1,083,954
40,960	Tactile Systems Technology, Inc.(b)	1,291,469
105,920	Varex Imaging Corp.(b)	4,498,422

		109,460,872

	Health Care Providers & Services - 22.6%
84,958	Aceto Corp.	935,388
35,462	Almost Family, Inc.(b)	2,023,107
80,440	Amedisys, Inc.(b)	4,313,193
134,800	AMN Healthcare Services, Inc.(b)	7,232,020
86,746	BioTelemetry, Inc.(b)	2,962,376
45,052	Chemed Corp.	11,739,200
323,725	Community Health Systems, Inc.(b)(c)	1,829,046
27,116	CorVel Corp.(b)	1,400,541
102,940	Cross Country Healthcare, Inc.(b)	1,442,189
133,846	Diplomat Pharmacy, Inc.(b)	3,612,503
135,725	Ensign Group, Inc. (The)	3,125,747

145,080	HealthEquity, Inc.(b)	$7,343,950
245,541	Kindred Healthcare, Inc.	2,258,977
45,904	LHC Group, Inc.(b)	2,882,771
67,841	Magellan Health, Inc.(b)	6,756,964
31,539	Providence Service Corp. (The)(b)	2,028,904
80,112	Quorum Health Corp.(b)	494,291
302,092	Select Medical Holdings Corp.(b)	5,347,028
96,136	Tivity Health, Inc.(b)	3,725,270
35,501	U.S. Physical Therapy, Inc.	2,696,301

		74,149,766

	Health Care Technology - 4.2%
31,441	Computer Programs & Systems, Inc.(c)	941,658
72,001	HealthStream, Inc.(b)	1,693,463
237,259	HMS Holdings Corp.(b)	4,064,247
107,033	Omnicell, Inc.(b)	5,249,969
132,951	Quality Systems, Inc.(b)	1,728,363

		13,677,700

	Life Sciences Tools & Services - 2.3%
92,492	Cambrex Corp.(b)	5,211,924
115,607	Luminex Corp.	2,334,106

		7,546,030

	Pharmaceuticals - 21.9%
99,893	Amphastar Pharmaceuticals, Inc.(b)	1,862,005
25,284	ANI Pharmaceuticals, Inc.(b)	1,698,073
267,004	Corcept Therapeutics, Inc.(b)	6,145,097
177,660	Depomed, Inc.(b)	1,305,801
209,126	Impax Laboratories, Inc.(b)	4,067,501
207,254	Innoviva, Inc.(b)	3,023,836
85,028	Lannett Co., Inc.(b)(c)	1,730,320
181,012	Medicines Co. (The)(b)	5,996,928
444,059	Nektar Therapeutics, Class A(b)	37,127,773
55,255	Phibro Animal Health Corp., Class A	1,881,433
71,060	Sucampo Pharmaceuticals, Inc., Class A(b)	1,275,527
144,648	Supernus Pharmaceuticals, Inc.(b)	5,648,504

		71,762,798

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $245,766,326) - 100.0%	327,915,267

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
7,236,061	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $7,236,061)	7,236,061

	Total Investments in Securities (Cost $253,002,387) - 102.2%	335,151,328
	Other assets less liabilities - (2.2)%	(7,346,766)

	Net Assets - 100.0%	$327,804,562

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 9.7%
23,350	AAR Corp.	$944,974
54,463	Aerojet Rocketdyne Holdings, Inc.(b)	1,497,732
15,387	Aerovironment, Inc.(b)	790,276
38,373	Axon Enterprise, Inc.(b)(c)	1,015,350
18,153	Cubic Corp.	1,053,782
12,800	Engility Holdings, Inc.(b)	334,848
34,984	Mercury Systems, Inc.(b)	1,679,932
23,465	Moog, Inc., Class A(b)	2,113,258
3,637	National Presto Industries, Inc.	369,701
36,005	Triumph Group, Inc.	1,049,546

		10,849,399

	Air Freight & Logistics - 3.6%
18,335	Atlas Air Worldwide Holdings, Inc.(b)	1,032,260
19,025	Echo Global Logistics, Inc.(b)	555,530
21,591	Forward Air Corp.	1,310,790
24,258	Hub Group, Inc., Class A(b)	1,165,597

		4,064,177

	Airlines - 4.5%
9,094	Allegiant Travel Co.	1,448,220
38,052	Hawaiian Holdings, Inc.(b)	1,421,242
37,595	SkyWest, Inc.	2,095,921

		4,965,383

	Building Products - 11.8%
29,299	AAON, Inc.	1,066,484
10,401	American Woodmark Corp.(b)	1,412,976
20,772	Apogee Enterprises, Inc.	945,334
22,980	Gibraltar Industries, Inc.(b)	852,558
21,916	Griffon Corp.	439,416
13,118	Insteel Industries, Inc.	410,987
17,319	Patrick Industries, Inc.(b)	1,109,282
36,014	PGT Innovations, Inc.(b)	574,423
25,195	Quanex Building Products Corp.	521,536
30,538	Simpson Manufacturing Co., Inc.	1,793,802
21,339	Trex Co., Inc.(b)	2,381,219
44,363	Universal Forest Products, Inc.	1,656,071

		13,164,088

	Commercial Services & Supplies - 15.4%
40,151	ABM Industries, Inc.	1,526,942
34,824	Brady Corp., Class A	1,332,018
27,276	Essendant, Inc.	246,848
53,138	Healthcare Services Group, Inc.	2,932,155
43,694	Interface, Inc.	1,090,165
25,303	LSC Communications, Inc.	346,145
23,315	Matthews International Corp., Class A	1,305,640
32,145	Mobile Mini, Inc.	1,216,688
10,080	Multi-Color Corp.	781,200
50,770	RR Donnelley & Sons Co.	414,791
21,694	Team, Inc.(b)(c)	368,798
40,411	Tetra Tech, Inc.	2,008,427
11,212	UniFirst Corp.	1,853,344
15,845	US Ecology, Inc.	827,901
14,800	Viad Corp.	840,640

		17,091,702

	Construction & Engineering - 2.1%
23,589	Aegion Corp.(b)	$591,612
26,929	Comfort Systems USA, Inc.	1,147,175
11,938	MYR Group, Inc.(b)	404,460
20,450	Orion Group Holdings, Inc.(b)	153,784

		2,297,031

	Electrical Equipment - 2.8%
18,827	AZZ, Inc.	856,629
15,095	Encore Wire Corp.	763,807
36,235	General Cable Corp.	1,076,180
6,299	Powell Industries, Inc.	205,284
11,801	Vicor Corp.(b)	215,958

		3,117,858

	Industrial Conglomerates - 0.9%
25,931	Raven Industries, Inc.	999,640

	Machinery - 29.1%
43,381	Actuant Corp., Class A	1,073,680
6,917	Alamo Group, Inc.	795,663
21,031	Albany International Corp., Class A	1,334,417
13,885	Astec Industries, Inc.	866,424
35,768	Barnes Group, Inc.	2,353,177
31,083	Briggs & Stratton Corp.	751,587
22,315	Chart Industries, Inc.(b)	1,106,155
11,966	CIRCOR International, Inc.	634,437
15,466	EnPro Industries, Inc.	1,360,853
18,736	ESCO Technologies, Inc.	1,145,706
43,500	Federal Signal Corp.	884,790
28,047	Franklin Electric Co., Inc.	1,270,529
20,814	Greenbrier Cos., Inc. (The)(c)	1,043,822
58,338	Harsco Corp.(b)	1,044,250
45,707	Hillenbrand, Inc.	2,024,820
22,893	John Bean Technologies Corp.	2,604,079
7,709	Lindsay Corp.	687,720
12,504	Lydall, Inc.(b)	597,691
41,920	Mueller Industries, Inc.	1,387,133
17,971	Proto Labs, Inc.(b)	1,965,129
30,900	SPX Corp.(b)	965,625
30,674	SPX FLOW, Inc.(b)	1,422,353
9,274	Standex International Corp.	973,306
12,946	Tennant Co.	872,560
35,942	Titan International, Inc.	478,388
42,771	Wabash National Corp.	1,104,775
20,138	Watts Water Technologies, Inc., Class A	1,606,006

		32,355,075

	Marine - 0.9%
30,783	Matson, Inc.	1,053,086

	Professional Services - 12.3%
18,719	Exponent, Inc.	1,388,014
7,170	Forrester Research, Inc.	312,970
27,527	FTI Consulting, Inc.(b)	1,196,599
13,623	Heidrick & Struggles International, Inc.	359,647
26,905	Insperity, Inc.	1,647,931
22,076	Kelly Services, Inc., Class A	624,972
40,968	Korn/Ferry International	1,825,534
33,301	Navigant Consulting, Inc.(b)	683,337
35,458	On Assignment, Inc.(b)	2,715,019
20,538	Resources Connection, Inc.	335,796
29,995	TrueBlue, Inc.(b)	820,363
28,791	WageWorks, Inc.(b)	1,743,295

		13,653,477

	Road & Rail - 3.3%
18,592	ArcBest Corp.	660,946
36,247	Heartland Express, Inc.	822,444
28,051	Marten Transport Ltd.	650,783

Schedule of Investments(a)

22,791	Roadrunner Transportation Systems, Inc.(b)	$126,946
18,486	Saia, Inc.(b)	1,396,617

		3,657,736

	Trading Companies & Distributors - 3.6%
28,149	Applied Industrial Technologies, Inc.	2,075,989
11,478	DXP Enterprises, Inc.(b)	392,662
20,171	Kaman Corp.	1,264,722
8,078	Veritiv Corp.(b)	231,839

		3,965,212

	Total Common Stocks (Cost $89,058,974)	111,233,864

	Money Market Fund - 0.0%
29,917	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $29,917)	29,917

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $89,088,891)-100.0%	111,263,781

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
2,176,920	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $2,176,920)	2,176,920

	Total Investments in Securities (Cost $91,265,811) - 102.0%	113,440,701
	Other assets less liabilities - (2.0)%	(2,183,614)

	Net Assets-100.0%	$111,257,087

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Communications Equipment - 11.4%
189,941	ADTRAN, Inc.	$3,039,056
76,458	Applied Optoelectronics, Inc.(b)(c)	2,476,475
140,438	CalAmp Corp.(c)	3,437,922
93,164	Comtech Telecommunications Corp.	2,015,137
105,184	Digi International, Inc.(c)	1,088,654
447,417	Extreme Networks, Inc.(c)	6,724,678
321,969	Harmonic, Inc.(c)	1,175,187
244,375	Lumentum Holdings, Inc.(b)(c)	11,314,562
124,142	NETGEAR, Inc.(c)	8,652,697
665,808	Oclaro, Inc.(b)(c)	3,954,900
897,126	Viavi Solutions, Inc.(c)	7,697,341

		51,576,609

	Electronic Equipment, Instruments & Components - 27.4%
114,188	Anixter International, Inc.(c)	9,557,535
114,848	Badger Meter, Inc.	5,535,674
38,892	Bel Fuse, Inc., Class B	799,231
196,146	Benchmark Electronics, Inc.(c)	5,678,427
77,742	Control4 Corp.(c)	2,107,586
129,929	CTS Corp.	3,573,047
153,742	Daktronics, Inc.	1,423,651
132,119	Electro Scientific Industries, Inc.(c)	3,094,227
55,901	ePlus, Inc.(c)	4,315,557
148,280	Fabrinet (Thailand)(c)	3,678,827
65,921	FARO Technologies, Inc.(c)	3,553,142
216,515	II-VI, Inc.(c)	9,234,365
141,192	Insight Enterprises, Inc.(c)	5,241,047
134,430	Itron, Inc.(c)	9,840,276
193,501	KEMET Corp.(c)	3,939,680
145,211	Methode Electronics, Inc.	5,931,869
70,126	MTS Systems Corp.	3,636,033
70,335	OSI Systems, Inc.(c)	4,647,737
75,033	Park Electrochemical Corp.	1,373,104
132,485	Plexus Corp.(c)	7,915,979
71,969	Rogers Corp.(c)	11,859,052
284,107	Sanmina Corp.(c)	7,429,398
100,556	ScanSource, Inc.(c)	3,439,015
361,470	TTM Technologies, Inc.(c)	5,960,640

		123,765,099

	Internet Software & Services - 8.6%
98,557	Alarm.com Holdings, Inc.(c)	3,782,618
181,957	Blucora, Inc.(c)	4,439,751
186,309	DHI Group, Inc.(c)	335,356
100,661	Liquidity Services, Inc.(c)	483,173
216,028	LivePerson, Inc.(c)	2,581,535
261,409	NIC, Inc.	4,339,389
140,659	QuinStreet, Inc.(c)	1,312,348
72,496	Shutterstock, Inc.(c)	3,208,673
67,945	SPS Commerce, Inc.(c)	3,573,907
64,124	Stamps.com, Inc.(c)	13,071,677
95,298	XO Group, Inc.(c)	1,820,192

		38,948,619

	IT Services - 13.0%
97,124	CACI International, Inc., Class A(c)	$13,650,778
180,201	Cardtronics PLC, Class A(c)	4,407,716
132,241	CSG Systems International, Inc.	5,973,326
133,898	ExlService Holdings, Inc.(c)	8,134,303
101,795	ManTech International Corp., Class A	5,300,466
137,704	Perficient, Inc.(c)	2,667,326
157,378	Sykes Enterprises, Inc.(c)	4,881,866
494,344	Travelport Worldwide Ltd.	6,728,022
56,068	Ttec Holdings, Inc.	2,225,900
107,730	Virtusa Corp.(c)	4,806,913

		58,776,616

	Semiconductors & Semiconductor Equipment - 23.6%
156,438	Advanced Energy Industries, Inc.(c)	11,127,435
123,917	Axcelis Technologies, Inc.(c)	3,209,450
277,354	Brooks Automation, Inc.	7,738,177
100,028	Cabot Microelectronics Corp.	10,191,853
86,643	CEVA, Inc.(c)	3,812,292
111,590	Cohu, Inc.	2,540,904
151,969	Diodes, Inc.(c)	4,284,006
88,059	DSP Group, Inc.(c)	1,153,573
240,722	Kopin Corp.(b)(c)	799,197
278,517	Kulicke & Soffa Industries, Inc. (Singapore)(c)	6,408,676
240,366	MaxLinear, Inc., Class A(c)	6,199,039
100,967	Nanometrics, Inc.(c)	2,500,952
108,384	PDF Solutions, Inc.(c)	1,482,693
271,949	Photronics, Inc.(c)	2,284,372
117,227	Power Integrations, Inc.	8,756,857
433,050	Rambus, Inc.(c)	5,469,421
124,604	Rudolph Technologies, Inc.(c)	3,264,625
261,140	Semtech Corp.(c)	9,348,812
142,529	SolarEdge Technologies, Inc.(c)	5,116,791
150,401	Ultra Clean Holdings, Inc.(c)	3,262,198
190,541	Veeco Instruments, Inc.(c)	3,172,508
194,533	Xperi Corp.	4,367,266

		106,491,097

	Software - 13.3%
362,734	8x8, Inc.(c)	6,420,392
60,408	Agilysys, Inc.(c)	724,896
160,707	Barracuda Networks, Inc.(c)	4,427,478
138,860	Bottomline Technologies (de), Inc.(c)	5,068,390
86,861	Ebix, Inc.(b)	7,131,288
37,128	MicroStrategy, Inc., Class A(c)	5,113,639
164,631	Monotype Imaging Holdings, Inc.	3,942,913
188,592	Progress Software Corp.	9,397,539
125,652	Qualys, Inc.(c)	7,853,250
172,441	Synchronoss Technologies, Inc.(c)	1,386,426
481,476	Tivo Corp.	6,716,590
118,837	VASCO Data Security International, Inc.(c)	1,711,253

		59,894,054

	Technology Hardware, Storage & Peripherals - 2.8%
159,519	Cray, Inc.(c)	3,868,336
180,241	Electronics For Imaging, Inc.(c)	5,270,247
149,825	Super Micro Computer, Inc.(c)	3,419,755

		12,558,338

	Total Common Stocks (Cost $405,164,494)	452,010,432

	Money Market Fund - 0.0%
6,551	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $6,551)	6,551

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $405,171,045) - 100.1%	$452,016,983

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
9,064,549	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $9,064,549)	9,064,549

	Total Investments in Securities (Cost $414,235,594) - 102.1%	461,081,532
	Other assets less liabilities - (2.1)%	(9,359,089)

	Net Assets - 100.0%	$451,722,443

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Chemicals - 54.4%
32,804	A. Schulman, Inc.	$1,279,356
33,923	Advansix, Inc.(b)	1,338,601
29,224	American Vanguard Corp.	618,087
35,672	Balchem Corp.	2,818,088
56,637	Calgon Carbon Corp.	1,209,200
63,340	Flotek Industries, Inc.(b)	348,370
28,279	FutureFuel Corp.	378,938
56,102	H.B. Fuller Co.	2,908,889
10,577	Hawkins, Inc.	373,368
46,927	Ingevity Corp.(b)	3,404,554
21,769	Innophos Holdings, Inc.	1,007,252
26,903	Innospec, Inc.	1,931,635
23,122	Koppers Holdings, Inc.(b)	1,058,988
34,884	Kraton Corp.(b)	1,753,270
22,479	LSB Industries, Inc.(b)(c)	190,847
14,823	Quaker Chemical Corp.	2,281,260
57,721	Rayonier Advanced Materials, Inc.	1,092,081
22,041	Stepan Co.	1,728,455
28,345	Tredegar Corp.	520,131

		26,241,370

	Construction Materials - 2.8%
17,444	US Concrete, Inc.(b)	1,358,015

	Containers & Packaging - 1.0%
24,428	Myers Industries, Inc.	512,988

	Metals & Mining - 17.5%
350,875	AK Steel Holding Corp.(b)(c)	1,775,427
55,484	Century Aluminum Co.(b)	1,234,519
13,943	Haynes International, Inc.	499,159
18,841	Kaiser Aluminum Corp.	2,077,032
22,341	Materion Corp.	1,110,348
10,150	Olympic Steel, Inc.	236,597
71,679	SunCoke Energy, Inc.(b)	795,637
43,526	TimkenSteel Corp.(b)	704,686

		8,433,405

	Paper & Forest Products - 24.2%
42,954	Boise Cascade Co.	1,909,305
18,316	Clearwater Paper Corp.(b)	861,768
12,091	Deltic Timber Corp.	1,142,841
97,263	KapStone Paper and Packaging Corp.	3,369,190
18,747	Neenah, Inc.	1,696,604
48,580	P.H. Glatfelter Co.	1,134,829
34,245	Schweitzer-Mauduit International, Inc.	1,550,614

		11,665,151

	Total Common Stocks (Cost $46,624,693)	48,210,929

	Money Market Fund - 0.0%
20,930	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $20,930)	20,930

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,645,623) - 99.9%	$48,231,859

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
1,669,955	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $1,669,955)	1,669,955

	Total Investments in Securities (Cost $48,315,578) - 103.4%	49,901,814
	Other assets less liabilities - (3.4)%	(1,650,444)

	Net Assets - 100.0%	$48,251,370

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.9%
	Diversified Telecommunication Services - 37.1%
42,422	ATN International, Inc.	$2,518,170
121,068	Cincinnati Bell, Inc.(b)	2,088,423
54,594	Cogent Communications Holdings, Inc.	2,462,189
200,798	Consolidated Communications Holdings, Inc.	2,499,935
253,932	Frontier Communications Corp.(c)	2,079,703
59,671	General Communication, Inc., Class A(b)	2,502,005
198,182	Iridium Communications, Inc.(b)(c)	2,516,911
224,524	Vonage Holdings Corp.(b)	2,512,424

		19,179,760

	Electric Utilities - 16.6%
88,299	ALLETE, Inc.	6,396,380
42,035	El Paso Electric Co.	2,194,227

		8,590,607

	Gas Utilities - 22.7%
36,843	Northwest Natural Gas Co.	2,112,946
137,980	South Jersey Industries, Inc.	4,062,131
83,797	Spire, Inc.	5,572,501

		11,747,578

	Multi-Utilities - 10.9%
111,825	Avista Corp.	5,631,507

	Water Utilities - 9.1%
43,999	American States Water Co.	2,429,625
56,591	California Water Service Group	2,303,253

		4,732,878

	Wireless Telecommunication Services - 2.5%
81,571	Spok Holdings, Inc.	1,272,508

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $50,169,575) - 98.9%	51,154,838

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.0%
4,675,115	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $4,675,115)	4,675,115

	Total Investments in Securities (Cost $54,844,690)-107.9%	55,829,953
	Other assets less liabilities - (7.9)%	(4,097,322)

	Net Assets - 100.0%	$51,732,631

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.7%
827,261	Bank of New York Mellon Corp. (The)	$46,905,699
448,121	Northern Trust Corp.	47,227,472
474,928	State Street Corp.	52,322,818

		146,455,989

	Consumer Finance - 4.1%
492,213	Capital One Financial Corp.	51,170,463

	Diversified Banks - 39.8%
3,215,010	Bank of America Corp.	102,880,320
1,199,552	Citigroup, Inc.	94,140,841
866,495	JPMorgan Chase & Co.	100,227,477
1,642,187	U.S. Bancorp	93,834,565
1,603,819	Wells Fargo & Co.	105,499,214

		496,582,417

	Regional Banks - 43.3%
916,311	BB&T Corp.	50,571,204
969,428	Citizens Financial Group, Inc.	44,496,745
342,692	Comerica, Inc.	32,631,132
1,390,290	Fifth Third Bancorp	46,018,599
316,360	First Republic Bank	28,330,038
2,129,920	Huntington Bancshares, Inc.	34,462,106
2,118,992	KeyCorp	45,346,429
268,020	M&T Bank Corp.	51,132,856
682,245	People’s United Financial, Inc.	13,419,759
322,161	PNC Financial Services Group, Inc. (The)	50,907,881
2,285,646	Regions Financial Corp.	43,952,973
734,739	SunTrust Banks, Inc.	51,946,047
103,901	SVB Financial Group(b)	25,616,792
393,577	Zions Bancorporation	21,264,965

		540,097,526

	Thrifts & Mortgage Finance - 1.1%
963,630	New York Community Bancorp, Inc.	13,645,001

	Total Common Stocks (Cost $1,140,000,778)	1,247,951,396

	Money Market Fund - 0.0%
44,015	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $44,015)	44,015

	Total Investments in Securities (Cost $1,140,044,793) - 100.0%	1,247,995,411
	Other assets less liabilities - 0.0%	475,150

	Net Assets - 100.0%	$1,248,470,561

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Asset Management & Custody Banks - 27.4%
1,300,804	Arlington Asset Investment Corp., Class A(b)	$13,658,442
168,663	Artisan Partners Asset Management, Inc., Class A	6,603,156
1,840,170	BlackRock Capital Investment Corp.	10,967,413
97,356	Federated Investors, Inc., Class B	3,376,306
97,223	Invesco Ltd.(c)	3,512,667
101,041	Janus Henderson Group PLC (United Kingdom)	3,978,995
1,622,611	Medley Capital Corp.(b)	8,259,090
537,000	Newtek Business Services Corp.(b)	9,177,330
1,682,504	Prospect Capital Corp.(b)	10,852,151
476,000	Stellus Capital Investment Corp.(b)	5,692,960
976,469	THL Credit, Inc.	8,436,692

		84,515,202

	Consumer Finance - 2.0%
441,319	Navient Corp.	6,288,796

	Investment Banking & Brokerage - 5.2%
296,054	BGC Partners, Inc., Class A	4,236,533
74,136	Lazard Ltd., Class A	4,342,145
396,191	Virtu Financial, Inc., Class A(b)	7,567,248

		16,145,926

	Mortgage REITs - 41.8%
581,379	AG Mortgage Investment Trust, Inc. REIT	10,139,250
598,075	AGNC Investment Corp. REIT	11,237,829
966,157	Annaly Capital Management, Inc. REIT	10,183,295
580,054	Apollo Commercial Real Estate Finance, Inc. REIT(b)	10,539,581
654,842	Chimera Investment Corp. REIT	11,125,766
1,675,361	CYS Investments, Inc. REIT	11,291,933
1,539,979	Dynex Capital, Inc. REIT	10,009,863
700,778	New Residential Investment Corp. REIT	12,116,452
2,049,741	Orchid Island Capital, Inc. REIT(b)	15,537,037
840,583	PennyMac Mortgage Investment Trust REIT	13,785,561
1,351,533	Western Asset Mortgage Capital Corp. REIT	12,609,803

		128,576,370

	Property & Casualty Insurance - 8.2%
802,341	AmTrust Financial Services, Inc.(b)	10,767,416
169,773	HCI Group, Inc.	5,933,566
91,017	Mercury General Corp.	4,455,282
189,505	Old Republic International Corp.	4,072,463

		25,228,727

	Regional Banks - 5.6%
96,547	PacWest Bancorp	5,061,959
209,142	People’s United Financial, Inc.	4,113,823
105,761	United Bankshares, Inc.	3,892,005
340,697	Valley National Bancorp	4,282,561

		17,350,348

	Reinsurance - 3.6%
1,557,157	Maiden Holdings Ltd.	10,977,957

	Thrifts & Mortgage Finance - 4.7%
418,994	New York Community Bancorp, Inc.	5,932,955
244,835	Northwest Bancshares, Inc.	4,125,470
257,946	Oritani Financial Corp.	4,307,698

		14,366,123

	Trading Companies & Distributors - 1.6%
126,051	Triton International Ltd. (Bermuda)(d)	$4,865,569

	Total Common Stocks and Other Equity Interests (Cost $318,421,635)	308,315,018

	Money Market Fund - 0.0%
21,484	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $21,484)	21,484

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $318,443,119) - 100.1%	308,336,502

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 19.2%
59,126,567	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $59,126,567)	59,126,567

	Total Investments in Securities (Cost $377,569,686) - 119.3%	367,463,069
	Other assets less liabilities - (19.3)%	(59,484,017)

	Net Assets - 100.0%	$307,979,052

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$4,002,539	$777,956	$(1,317,416)	$(65,482)	$115,070	$3,512,667	$32,720

(d)	Non-income producing security.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 9.2%
516,410	Gladstone Commercial Corp.	$9,811,790
816,715	Global NET Lease, Inc.	14,978,553
1,165,453	Lexington Realty Trust	10,512,386

		35,302,729

	Health Care - 19.8%
1,200,507	MedEquities Realty Trust, Inc.	13,109,537
919,942	Medical Properties Trust, Inc.	12,032,841
2,774,662	New Senior Investment Group, Inc.	21,253,911
872,303	Sabra Health Care REIT, Inc.	15,788,684
763,983	Senior Housing Properties Trust	13,239,825

		75,424,798

	Hotel & Resort - 24.2%
567,941	Apple Hospitality REIT, Inc.	11,069,170
1,355,064	Ashford Hospitality Prime, Inc.	12,222,677
2,034,128	Ashford Hospitality Trust, Inc.	13,099,785
460,468	Chatham Lodging Trust	10,314,483
345,486	Chesapeake Lodging Trust	9,455,952
653,075	Hersha Hospitality Trust	12,114,541
415,341	Hospitality Properties Trust	11,799,838
399,678	LaSalle Hotel Properties	12,206,166

		92,282,612

	Office - 7.0%
1,150,950	Franklin Street Properties Corp.	11,670,633
869,562	Government Properties Income Trust	14,921,684

		26,592,317

	Residential - 2.9%
1,211,797	Independence Realty Trust, Inc.	11,136,414

	Retail - 25.9%
2,341,912	DDR Corp.	19,016,325
616,800	Kite Realty Group Trust	10,399,248
1,226,631	Pennsylvania Real Estate Investment Trust(b)	13,689,202
761,122	Ramco-Gershenson Properties Trust	10,062,033
392,415	Tanger Factory Outlet Centers, Inc.(b)	9,881,010
3,548,674	Washington Prime Group, Inc.	23,350,275
938,508	Whitestone	12,331,995

		98,730,088

	Specialized - 11.0%
545,885	CoreCivic, Inc.	12,669,991
159,309	EPR Properties	9,408,790
1,143,456	Farmland Partners, Inc.	9,319,166
479,347	GEO Group, Inc. (The)	10,809,275

		42,207,222

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $406,556,663) - 100.0%	381,676,180

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
7,460,335	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $7,460,335)	7,460,335

	Total Investments in Securities (Cost $414,016,998) - 102.0%	389,136,515
	Other assets less liabilities - (2.0)%	(7,465,876)

	Net Assets - 100.0%	$381,670,639

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 10.8%
27,466	American Financial Group, Inc.	$3,112,997
28,602	Assurant, Inc.	2,616,511
33,664	Kemper Corp.	2,183,110

		7,912,618

	Property & Casualty Insurance - 74.6%
56,211	Allstate Corp. (The)	5,551,960
128,268	AmTrust Financial Services, Inc.	1,721,357
59,628	Arch Capital Group Ltd.(b)	5,422,570
38,869	Aspen Insurance Holdings Ltd. (Bermuda)	1,451,757
54,416	Axis Capital Holdings Ltd.	2,749,641
37,934	Chubb Ltd.	5,923,394
38,607	Cincinnati Financial Corp.	2,968,878
26,817	Hanover Insurance Group, Inc. (The)	3,034,344
36,204	Mercury General Corp.	1,772,186
34,954	ProAssurance Corp.	1,911,984
108,512	Progressive Corp. (The)	5,870,499
28,832	RLI Corp.	1,852,744
38,207	Selective Insurance Group, Inc.	2,225,558
42,564	Travelers Cos., Inc. (The)	6,381,195
41,745	W.R. Berkley Corp.	3,046,550
74,323	XL Group Ltd. (Bermuda)	2,738,059

		54,622,676

	Reinsurance - 14.6%
13,140	Everest Re Group Ltd.	3,019,572
55,375	Maiden Holdings Ltd.	390,394
21,754	RenaissanceRe Holdings Ltd. (Bermuda)	2,765,804
70,262	Third Point Reinsurance Ltd. (Bermuda)(b)	1,001,233
51,996	Validus Holdings Ltd.	3,520,129

		10,697,132

	Total Common Stocks (Cost $68,279,910)	73,232,426

	Money Market Fund - 0.0%
13,026	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $13,026)	13,026

	Total Investments in Securities (Cost $68,292,936) - 100.0%	73,245,452
	Other assets less liabilities - (0.0)%	(24,598)

	Net Assets - 100.0%	$73,220,854

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	10.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Regional Banks - 96.8%
118,331	Associated Banc-Corp.	$2,928,692
88,185	BancorpSouth Bank	2,958,607
35,550	Bank of Hawaii Corp.	2,974,468
96,269	Bank of The Ozarks	4,808,637
81,047	BankUnited, Inc.	3,326,169
82,240	Boston Private Financial Holdings, Inc.	1,266,496
74,832	Brookline Bancorp, Inc.	1,197,312
69,543	Cathay General Bancorp	3,041,811
53,511	Chemical Financial Corp.	3,125,578
65,454	Columbia Banking System, Inc.	2,819,758
53,294	Commerce Bancshares, Inc.	3,118,232
49,406	Community Bank System, Inc.	2,633,340
47,439	Cullen/Frost Bankers, Inc.	5,047,984
107,541	CVB Financial Corp.	2,516,459
98,063	East West Bancorp, Inc.	6,463,332
212,643	F.N.B. Corp.	3,051,427
95,145	First Commonwealth Financial Corp.	1,376,748
60,585	First Financial Bancorp	1,726,673
63,592	First Financial Bankshares, Inc.	2,953,848
103,089	First Hawaiian, Inc.	2,979,272
155,616	First Horizon National Corp.	3,090,534
100,288	First Midwest Bancorp, Inc.	2,493,160
158,810	Fulton Financial Corp.	2,890,342
75,342	Glacier Bancorp, Inc.	2,954,913
58,763	Hancock Holding Co.	3,155,573
126,782	Home BancShares, Inc.	3,044,036
132,280	Hope Bancorp, Inc.	2,518,611
38,808	IBERIABANK Corp.	3,279,276
211,452	Investors Bancorp, Inc.	2,894,778
64,821	MB Financial, Inc.	2,773,042
148,449	Old National Bancorp	2,568,168
96,837	PacWest Bancorp	5,077,164
43,953	Pinnacle Financial Partners, Inc.	2,782,225
85,334	Popular, Inc.	3,467,974
43,082	Prosperity Bancshares, Inc.	3,265,616
41,288	Signature Bank/New York NY(b)	6,358,352
119,030	Sterling Bancorp	2,945,993
60,800	Synovus Financial Corp.	3,063,712
148,567	TCF Financial Corp.	3,186,762
33,398	Texas Capital Bancshares, Inc.(b)	3,166,130
66,133	Trustmark Corp.	2,102,368
40,145	UMB Financial Corp.	3,058,246
136,473	Umpqua Holdings Corp.	2,954,640
80,357	United Bankshares, Inc.	2,957,138
253,563	Valley National Bancorp	3,187,287
52,596	Webster Financial Corp.	2,977,986
51,867	Western Alliance Bancorp(b)	3,042,518
35,986	Wintrust Financial Corp.	3,091,197

		148,662,584

	Thrifts & Mortgage Finance - 3.1%
65,187	Provident Financial Services, Inc.	1,715,070
84,822	Washington Federal, Inc.	3,045,110

		4,760,180

	Total Common Stocks (Cost $148,739,111)	153,422,764

	Money Market Fund - 0.1%
164,491	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $164,491)	$164,491

	Total Investments in Securities (Cost $148,903,602) - 100.0%	153,587,255
	Other assets less liabilities - (0.0)%	(44,165)

	Net Assets - 100.0%	$153,543,090

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Power Shares Senior Loan Portfolio (BKLN)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 90.5%(a)(b)
	Advertising - 1.5%
$53,706,707	Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.823%	09/26/2021	$46,948,793
52,959,250	Karman Buyer Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.017	07/23/2021	52,436,277
18,000,000	Red Ventures LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.573	11/08/2024	18,238,500

				117,623,570

	Aerospace/Defense - 1.1%
87,848,083	TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.75%)	4.360	06/09/2023	88,761,264

	Airlines - 0.0%
91,139	American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.567	06/27/2020	91,602

	Beverages - 0.8%
62,961,235	Keurig Green Mountain, Inc., Term Loan A (3 mo. USD LIBOR + 1.50%)	3.000	03/03/2021	62,953,365

	Building Materials - 0.9%
70,511,228	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.323	11/15/2023	70,984,006

	Chemicals - 0.4%
1,872,723	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	3.693	06/01/2024	1,888,744
31,768,991	H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.25%)	3.811	10/20/2024	32,049,193

				33,937,937

	Commercial Services - 2.7%
62,681,013	Allied Universal Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.443	07/28/2022	62,171,729
8,000,000	PAREXEL International Corp., Term Loan (3 mo. USD LIBOR + 2.75%)	4.323	09/27/2024	8,069,000
95,330,235	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.323	05/02/2022	96,323,576
45,773,149	Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.573	04/09/2023	46,129,035

				212,693,340

	Computers - 6.5%
	Dell International LLC
117,893,266	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	3.330	09/07/2021	118,150,862
111,152,514	Term Loan B (1 mo. USD LIBOR + 2.00%)	3.580	09/07/2023	111,721,059
78,958,360	Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.659	05/01/2024	79,435,664
	Western Digital Corp.
102,757,108	Term Loan A (1 mo. USD LIBOR + 1.75%)	3.311	04/29/2021	103,164,026
94,170,134	Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.561	04/29/2023	94,970,580

				507,442,191

	Distribution/Wholesale - 0.7%
56,819,287	Univar, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.073	07/01/2024	57,434,924

	Electric - 3.3%
29,580,427	Dynegy, Inc., Term Loan C-2 (1 mo. USD LIBOR + 2.75%)	4.311	02/07/2024	29,911,580
150,581,436	Energy Future Intermediate Holding Co. LLC, DIP Term Loan (1 mo. USD LIBOR + 3.00%)	4.570	06/30/2018	151,307,239
	Vistra Operations Co. LLC
65,795,577	Term Loan (1 mo. USD LIBOR + 2.50%)	4.064	08/04/2023	66,377,209
11,659,680	Term Loan C (1 mo. USD LIBOR + 2.50%)	4.064	08/04/2023	11,762,752

				259,358,780

	Engineering & Construction - 1.1%
80,582,531	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.000	06/21/2024	81,709,075

	Entertainment - 3.5%
82,522,045	Alpha Topco Ltd., Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 3.00%)	4.659	02/01/2024	82,996,547
26,865,815	Amaya (US) Co-Borrower LLC, Term Loan B-3 (Canada) (3 mo. USD LIBOR + 3.50%)	5.193	08/01/2021	27,117,682
91,576,423	Scientific Games International, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.25%)	4.823	08/14/2024	92,288,888
70,592,926	William Morris Endeavor Entertainment LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.830	05/06/2021	71,166,494

				273,569,611

	Food - 3.1%
82,528,628	Albertson’s LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.323	08/25/2021	82,188,197

Schedule of Investments

$53,276,962	Pinnacle Foods Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	3.564%	02/02/2024	$53,812,662
44,670,738	Post Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.823	05/24/2024	45,001,078
57,719,272	US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.073	06/27/2023	58,380,447

				239,382,384

	Healthcare-Products - 1.2%
25,617,697	Avantor, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.561	11/21/2024	26,010,032
64,289,562	Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.443	06/30/2021	64,972,639

				90,982,671

	Healthcare-Services - 5.6%
	CHS/Community Health Systems, Inc.
5,000,000	Term Loan G (3 mo. USD LIBOR + 2.75%)	4.229	12/31/2019	4,945,200
15,000,000	Term Loan H (3 mo. USD LIBOR + 3.00%)	4.479	01/27/2021	14,746,050
91,895,990	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.323	06/24/2021	93,216,995
109,467,531	Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.580	12/01/2023	110,083,285
88,369,487	MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.693	06/07/2023	89,080,861
86,287,606	Pharmaceutical Product Development, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.390	08/18/2022	86,999,479
42,640,000	Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.323	02/06/2024	41,947,100

				441,018,970

	Holding Companies-Diversified - 0.8%
64,284,298	Travelport Finance (Luxembourg) SARL, Term Loan D (Luxembourg) (3 mo. USD LIBOR + 2.75%)	4.166	09/02/2021	64,618,898

	Insurance - 4.0%
10,000,000	Acrisure LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.991	11/22/2023	10,187,500
	Asurion LLC
80,332,702	Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.323	08/04/2022	81,048,466
90,397,049	Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	4.573	11/03/2023	91,230,510
64,858,755	HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.25%)	4.413	10/02/2020	65,393,191
61,257,639	USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.693	05/16/2024	61,625,185

				309,484,852

	Internet - 1.6%
65,588,450	Go Daddy Operating Co. LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.823	02/15/2024	66,133,818
54,966,447	Micro Holding LP, Term Loan (3 mo. USD LIBOR + 3.75%)	5.338	09/15/2024	55,282,504

				121,416,322

	Investment Companies - 1.6%
124,279,199	RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	3.693	03/27/2023	125,305,124

	Lodging - 3.4%
74,790,402	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.323	12/23/2024	75,767,539
26,850,359	Golden Nugget, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.880	10/04/2023	27,193,103
105,956,832	Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. USD LIBOR + 2.00%)	3.561	10/25/2023	106,861,704
58,926,708	Las Vegas Sands LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.573	03/29/2024	59,472,664

				269,295,010

	Machinery-Construction & Mining - 0.7%
56,280,959	Cortes NP Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.568	11/30/2023	56,967,024

	Media - 9.4%
139,828,895	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.580	04/30/2025	140,823,078
83,617,609	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.809	07/17/2025	83,887,694
109,674,940	iHeartCommunications, Inc., Term Loan D (3 mo. USD LIBOR + 6.75%)	8.443	01/30/2019	84,388,834
63,308,296	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.553	10/04/2023	63,799,252
44,173,583	Numericable-SFR SA, Term Loan B-12 (France) (3 mo. USD LIBOR + 3.00%)	4.720	01/31/2026	42,673,669
65,050,328	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.323	03/15/2024	65,189,861
33,182,970	UPC Financing Partnership, Term Loan (1 mo. USD LIBOR + 2.50%)	4.059	01/15/2026	33,382,068
97,428,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.059	01/15/2026	98,104,831
55,748,684	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.811	08/18/2023	55,853,213
69,050,818	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.059	04/15/2025	69,093,975

				737,196,475

	Oil & Gas - 0.9%
74,784,484	Seadrill Operating LP, Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.00%)	4.693	02/21/2021	66,059,752

	Packaging & Containers - 0.7%
54,947,647	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.323	02/05/2023	55,431,461

	Pharmaceuticals - 5.1%
135,972,500	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.323	03/01/2024	136,992,294
77,981,625	Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.875	04/27/2024	78,244,813
83,454,075	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	3.715	01/31/2025	84,067,045
95,800,285	Valeant Pharmaceuticals International, Inc., Series F-4 Term Loan B (1 mo. USD LIBOR + 3.50%)	5.060	04/01/2022	97,399,192

				396,703,344

Schedule of Investments

	Real Estate - 0.8%
$65,288,809	Cushman & Wakefield, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.825%	11/04/2021	$65,379,234

	REITs - 0.7%
60,255,677	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.573	10/24/2022	58,194,029

	Retail - 9.9%
83,679,320	Bass Pro Group LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.567	09/25/2024	84,254,615
38,697,519	BJ’s Wholesale Club, Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.953	02/03/2024	38,732,733
58,385,656	Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.073	08/18/2023	58,722,249
63,894,654	Michaels Stores, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.320	01/28/2023	64,404,853
78,496,342	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.805	10/25/2020	67,555,915
149,476,670	New Red Finance, Inc., Term Loan B-3 (Canada) (3 mo. USD LIBOR + 2.25%)	3.870	02/16/2024	150,523,007
70,085,229	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.772	01/26/2023	53,387,423
114,359,271	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.570	03/11/2022	93,085,588
33,595,910	Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.556	06/16/2023	33,910,871
52,297,282	Serta Simmons Bedding LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.130	11/08/2023	51,354,885
78,134,000	Staples, Inc., Term Loan (2 mo. USD LIBOR + 4.00%)	5.488	09/12/2024	77,890,222

				773,822,361

	Software - 8.3%
91,685,569	Almonde, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.979	06/13/2024	92,315,907
69,827,683	BMC Software Finance, Inc., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.909	09/10/2022	70,293,085
	First Data Corp.
64,251,952	Term Loan (1 mo. USD LIBOR + 2.25%)	3.810	07/08/2022	64,765,325
98,400,506	Term Loan (1 mo. USD LIBOR + 2.25%)	3.810	04/26/2024	99,220,182
58,040,452	Infor (US), Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.75%)	4.443	02/01/2022	58,418,876
68,477,755	Kronos, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.903	11/01/2023	69,240,255
73,789,531	McAfee LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.067	09/30/2024	74,619,664
1,250,000	Quest Software US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.272	10/31/2022	1,279,300
81,819,886	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.385	11/03/2023	82,652,812
35,884,694	Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	6.193	01/27/2023	36,146,473

				648,951,879

	Telecommunications - 8.4%
83,750,000	Avaya, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.309	12/15/2024	84,290,606
154,058,873	CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.317	01/31/2025	151,989,092
55,000,000	Intelsat Jackson Holdings SA, Term Loan B-3 (Luxembourg) (3 mo. USD LIBOR + 3.75%)	5.212	11/30/2023	54,671,100
129,604,855	Level 3 Financing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.696	02/22/2024	130,320,922
15,317,919	Maxar Technologies Ltd., Term Loan B (Canada) (1 mo. USD LIBOR + 2.75%)	4.310	10/05/2024	15,472,706
110,157,187	Sprint Communications, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.125	02/02/2024	110,581,843
44,274,537	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 3.00%)	4.700	11/17/2023	44,617,665
61,076,314	West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.573	10/10/2024	61,824,804

				653,768,738

	Trucking & Leasing - 1.8%
138,807,545	Avolon TLB Borrower 1 US LLC, Term Loan B-2 (Ireland) (1 mo. USD LIBOR + 2.25%)	3.811	03/21/2022	138,754,104

	Total Variable Rate Senior Loan Interests (Cost $7,093,196,007)			7,079,292,297

	Corporate Bonds - 2.6%
	Computers - 0.4%
24,793,000	Dell International LLC(c)	5.450	06/15/2023	26,593,237

	Healthcare-Products - 0.1%
10,380,000	Avantor, Inc.(c)	6.000	10/01/2024	10,496,775

	Media - 1.1%
32,174,000	iHeartCommunications, Inc.	9.000	12/15/2019	24,773,980
1,874,000	Univision Communications, Inc.(c)	6.750	09/15/2022	1,948,960
57,098,000	Univision Communications, Inc.(c)	5.125	05/15/2023	56,983,804

				83,706,744

	Packaging & Containers - 0.4%
28,588,678	Reynolds Group Holdings, Inc.	5.750	10/15/2020	29,124,715
5,000,000	Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(c)(d)	5.222	07/15/2021	5,100,000

				34,224,715

Schedule of Investments

	Software - 0.6%
$46,000,000	First Data Corp.(c)	5.000%	01/15/2024	$47,380,000

	Total Corporate Bonds (Cost $208,913,089)			202,401,471

Number of Shares
	Money Market Fund - 8.2%
641,544,000	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $641,544,000)			641,544,000

	Total Investments in Securities (Cost $7,943,653,096) - 101.3%			7,923,237,768
	Other assets less liabilities - (1.3)%			(101,322,787)

	Net Assets - 100.0%			$7,821,914,981

Investment Abbreviations:

DIP - Debtor-in-Possession
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $148,502,776, which represented 1.90% of the Fund’s Net Assets.
(d)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2018.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.5%
7,822	AGL Energy Ltd.	$148,466
23,534	ALS Ltd.	132,825
88,487	Alumina Ltd.	172,682
11,645	Amcor Ltd.	137,294
21,173	APA Group	138,187
8,861	Aristocrat Leisure Ltd.	171,487
3,435	ASX Ltd.	152,259
107,809	AusNet Services	147,971
6,849	BHP Billiton Ltd.	167,489
7,814	BHP Billiton PLC	173,790
28,122	Boral Ltd.	182,174
5,617	Caltex Australia Ltd.	158,147
4,458	CIMIC Group Ltd.	170,169
1,196	Cochlear Ltd.	168,241
13,353	Computershare Ltd.	180,570
16,172	Crown Resorts Ltd.	173,512
1,458	CSL Ltd.	172,866
19,560	Dexus REIT	150,943
26,344	Downer EDI Ltd.	143,351
28,255	DuluxGroup Ltd.	167,020
3,877	Flight Centre Travel Group Ltd.	160,204
22,626	Goodman Group REIT	148,220
45,979	Harvey Norman Holdings Ltd.	168,286
11,315	LendLease Group	145,131
33,227	Macquarie Atlas Roads Group	154,438
7,587	Magellan Financial Group Ltd.	169,255
80,858	Mirvac Group REIT	144,045
8,208	Newcrest Mining Ltd.	150,675
9,229	Orica Ltd.	143,485
23,129	OZ Minerals Ltd.	175,113
32,796	Qantas Airways Ltd.	139,953
2,747	Ramsay Health Care Ltd.	152,037
84,116	Shopping Centres Australasia Property Group REIT	153,254
8,568	Sonic Healthcare Ltd.	165,470
42,346	Stockland REIT	144,702
25,349	Sydney Airport	139,785
51,114	Telstra Corp. Ltd.	151,900
15,428	Transurban Group	150,164
12,956	Treasury Wine Estates Ltd.	179,608
71,596	Vicinity Centres REIT	155,952
4,402	Wesfarmers Ltd.	156,162
53,596	Whitehaven Coal Ltd.	214,393
6,508	Woodside Petroleum Ltd.	174,538
7,214	Woolworths Group Ltd.	157,429
14,047	WorleyParsons Ltd.(a)	165,272

		7,168,914

	Austria - 0.5%
2,737	ANDRITZ AG	164,753
15,475	Telekom Austria AG, Class A	150,176
5,043	Vienna Insurance Group AG Wiener Versicherung Gruppe	179,297
2,870	voestalpine AG	186,917

		681,143

	Belgium - 1.6%
883	Ackermans & van Haaren NV	$165,110
3,204	Ageas	169,793
5,342	bpost SA	178,216
2,685	Colruyt SA	149,080
1,459	Groupe Bruxelles Lambert SA	172,449
1,813	KBC Group NV	174,811
4,225	Proximus SADP	142,951
1,023	Sofina SA	178,926
1,026	Solvay SA	148,967
2,198	Telenet Group Holding NV(a)	169,629
2,162	UCB SA	189,071
3,986	Umicore SA	210,341

		2,049,344

	Canada - 3.7%
2,910	Agnico Eagle Mines Ltd.	138,023
3,122	Alimentation Couche-Tard, Inc., Class B	163,753
8,296	Barrick Gold Corp.	119,620
3,134	BCE, Inc.	146,935
16,065	BlackBerry Ltd.(a)	204,274
3,775	Brookfield Asset Management, Inc., Class A	158,403
1,846	Canadian National Railway Co.	148,330
1,264	Canadian Tire Corp. Ltd., Class A	176,827
4,790	Canadian Utilities Ltd., Class A	142,156
6,828	CI Financial Corp.	164,794
269	Constellation Software, Inc.	174,336
3,740	Enbridge, Inc.	137,272
4,083	Fortis, Inc.	144,636
1,826	Franco-Nevada Corp.	139,981
1,715	George Weston Ltd.	150,581
10,886	Goldcorp, Inc.	156,256
5,386	Great-West Lifeco, Inc.	152,688
8,053	Hydro One Ltd.(b)	145,786
5,057	Imperial Oil Ltd.	159,395
1,808	Intact Financial Corp.	151,982
4,521	Metro, Inc.	151,677
6,810	Nutrien Ltd.(a)	357,194
4,636	Pembina Pipeline Corp.	158,444
7,821	RioCan Real Estate Investment Trust REIT	153,571
2,859	Rogers Communications, Inc., Class B	139,891
4,426	Saputo, Inc.	152,710
6,689	Shaw Communications, Inc., Class B	146,391
4,123	TELUS Corp.	155,631
2,945	TransCanada Corp.	135,938
7,200	Wheaton Precious Metals Corp.	155,931

		4,783,406

	Chile - 0.1%
11,154	Antofagasta PLC	147,671

	China - 1.3%
8,069	AAC Technologies Holdings, Inc.	134,940
475,285	China Travel International Investment Hong Kong Ltd.	175,616
157,441	Semiconductor Manufacturing International Corp.(a)	228,267
657,011	Shougang Fushan Resources Group Ltd.	159,602
636,478	Shui On Land Ltd.	221,343
111,830	Tingyi Cayman Islands Holding Corp.	233,055
219,321	Towngas China Co. Ltd.	183,949
173,359	Uni-President China Holdings Ltd.	158,920
224,475	Want Want China Holdings Ltd.	198,316

		1,694,008

Schedule of Investments

	Denmark - 1.4%
1,293	Carlsberg A/S, Class B	$166,608
1,729	Chr. Hansen Holding A/S	151,651
1,818	Coloplast A/S, Class B	162,075
3,833	Danske Bank A/S	156,228
2,104	DSV A/S	173,625
634	Genmab A/S(a)	116,523
3,828	ISS A/S	149,873
2,472	Jyske Bank A/S	143,457
1,396	Pandora A/S	132,819
24,985	TDC A/S	167,328
6,440	Tryg A/S	157,276
1,629	Vestas Wind Systems A/S	111,523

		1,788,986

	Finland - 1.4%
3,415	Elisa Oyj	145,750
8,297	Fortum Oyj	180,518
3,832	Huhtamaki Oyj	164,073
2,768	Kesko Oyj, Class B	161,895
2,746	Kone Oyj, Class B	157,700
4,496	Metso Oyj	157,665
3,368	Neste Oyj	233,616
3,526	Nokian Renkaat Oyj	178,688
2,822	Sampo Oyj, Class A	164,420
11,342	Stora Enso Oyj, Class R	195,267
2,159	Wartsila Oyj Abp	148,088

		1,887,680

	France - 5.5%
832	Aeroports de Paris	173,400
1,342	Air Liquide SA	181,474
1,768	Airbus SE	203,730
4,139	Alstom SA	182,270
1,370	Arkema SA	175,617
1,824	bioMerieux	173,373
31,723	Bollore SA	184,949
6,193	Bureau Veritas SA	182,150
7,294	Carrefour SA	175,142
1,090	Cie Generale des Etablissements Michelin	174,893
1,890	Danone SA	163,541
1,496	Dassault Systemes SE	173,095
5,487	Edenred	177,790
1,439	Eiffage SA	175,069
14,013	Electricite de France SA	193,333
1,177	Essilor International Cie Generale d’Optique SA	167,739
1,240	Euler Hermes Group	188,457
5,124	Eutelsat Communications SA	113,111
1,490	Fonciere des Regions REIT	164,178
279	Hermes International	154,736
1,657	ICADE REIT	180,205
576	Iliad SA	149,538
1,481	Ingenico Group SA	169,182
1,107	Ipsen SA	155,763
394	Kering	200,159
3,693	Klepierre SA REIT	169,254
2,122	Legrand SA	177,166
705	L’Oreal SA	160,808
8,763	Orange SA	158,781
1,078	Pernod Ricard SA	172,296
1,302	Remy Cointreau SA	171,929
2,290	Rubis SCA	169,454
1,535	Safran SA	173,898
1,535	Sanofi	135,998
2,033	Sartorius Stedim Biotech	176,776
1,239	Societe BIC SA	142,464
7,850	Suez	117,447
1,070	Teleperformance	162,754

1,328	Thales SA	$149,488
2,878	Total SA	167,199
6,347	Veolia Environnement SA	160,429
6,467	Vivendi SA	190,370
5,147	Zodiac Aerospace	160,489

		7,249,894

	Germany - 5.3%
664	adidas AG	154,930
696	Allianz SE	176,443
1,536	BASF SE	180,479
1,164	Bayer AG	152,865
1,394	Beiersdorf AG	165,843
2,808	Brenntag AG	182,669
1,875	Covestro AG(b)	216,247
1,391	Deutsche Boerse AG	179,089
5,918	Deutsche Lufthansa AG	211,881
3,580	Deutsche Post AG	169,784
8,256	Deutsche Telekom AG	145,274
3,496	Deutsche Wohnen AG-BR	158,527
4,542	Evonik Industries AG	179,931
1,789	Fielmann AG	157,120
1,505	Fraport AG Frankfurt Airport Services Worldwide	178,561
1,590	Fresenius Medical Care AG & Co. KGaA	184,209
1,755	Fresenius SE & Co. KGaA	154,090
3,074	FUCHS PETROLUB SE	156,432
1,228	Hannover Rueck SE	168,429
458	Henkel AG & Co. KGaA	57,512
685	Henkel AG & Co. KGaA (Preference Shares)	96,086
843	HOCHTIEF AG	152,799
1,971	LANXESS AG	172,416
1,472	LEG Immobilien AG	166,541
776	Linde AG(a)	190,054
1,327	MAN SE	158,368
1,342	Merck KGaA	147,152
1,051	MTU Aero Engines AG	188,930
718	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	169,543
1,813	OSRAM Licht AG	158,911
358	Puma SE	151,187
226	Rational AG	159,351
1,501	Sartorius AG (Preference Shares)	179,975
7,008	Suedzucker AG	133,922
2,034	Symrise AG	170,681
3,551	Talanx AG	157,659
8,729	TUI AG	197,740
2,503	United Internet AG	183,033
3,485	Vonovia SE	172,399
1,151	Wacker Chemie AG	231,783
1,729	Wirecard AG	216,036

		6,884,881

	Hong Kong - 5.2%
12,022	ASM Pacific Technology Ltd.	164,157
45,415	Cafe de Coral Holdings Ltd.	120,194
201,995	Champion REIT	150,048
1,764,952	China Oceanwide Holdings Ltd.(a)	126,367
144,040	Chow Tai Fook Jewellery Group Ltd.	161,324
16,189	CK Infrastructure Holdings Ltd.	144,163
14,064	CLP Holdings Ltd.	143,581
66,080	Dah Sing Banking Group Ltd.	156,298
20,629	Dah Sing Financial Holdings Ltd.	139,259
18,348	Dairy Farm International Holdings Ltd.	155,958
257,036	Esprit Holdings Ltd.(a)	103,847
184,770	First Pacific Co. Ltd.	131,819
1,663,653	Global Brands Group Holding Ltd.(a)	144,639

Schedule of Investments

27,088	Great Eagle Holdings Ltd.	$142,168
6,436	Hang Seng Bank Ltd.	153,217
77,935	Hong Kong & China Gas Co. Ltd.	154,048
20,096	Hongkong Land Holdings Ltd.	144,691
242,769	Hopewell Highway Infrastructure Ltd.	148,987
37,522	Hopewell Holdings Ltd.	151,835
243,756	Huabao International Holdings Ltd.	183,562
326,971	Hutchison Port Holdings Trust	135,693
406,571	Hutchison Telecommunications Hong Kong Holdings Ltd.	165,301
2,239	Jardine Matheson Holdings Ltd.	142,132
3,372	Jardine Strategic Holdings Ltd.	134,206
40,141	Johnson Electric Holdings Ltd.	163,973
104,396	Kerry Logistics Network Ltd.	150,559
329,428	Li & Fung Ltd.	168,053
111,974	Lifestyle International Holdings Ltd.	168,932
17,674	Link REIT	156,370
25,545	MTR Corp. Ltd.	146,318
76,826	NWS Holdings Ltd.	149,695
267,286	PCCW Ltd.	154,122
405,486	Sa Sa International Holdings Ltd.	176,266
344,167	Shun Tak Holdings Ltd.	148,290
170,370	SJM Holdings Ltd.	170,338
161,630	Sun Art Retail Group Ltd.	219,462
11,124	Swire Pacific Ltd., Class A	111,290
19,659	Swire Pacific Ltd., Class B	33,731
43,051	Swire Properties Ltd.	150,540
28,436	Techtronic Industries Co. Ltd.	189,417
44,516	Television Broadcasts Ltd.	158,794
258,290	Texwinca Holdings Ltd.	141,340
10,525	VTech Holdings Ltd.	145,600
142,264	WH Group Ltd.(b)	176,251
38,446	Yue Yuen Industrial Holdings Ltd.	173,516

		6,750,351

	Indonesia - 0.1%
511,429	Golden Agri-Resources Ltd.	148,444

	Ireland - 0.6%
4,256	CRH PLC	158,085
7,967	Glanbia PLC	136,666
1,596	Kerry Group PLC, Class A	170,490
1,680	Paddy Power Betfair PLC	195,304
4,883	Smurfit Kappa Group PLC	171,652

		832,197

	Israel - 3.4%
12,225	Airport City Ltd.(a)	158,311
14,333	Alony Hetz Properties & Investments Ltd.	151,228
27,626	Amot Investments Ltd.	165,751
2,581	Azrieli Group Ltd.	141,005
22,097	Bank Hapoalim BM	165,885
28,393	Bank Leumi Le-Israel BM	175,099
100,988	Bezeq The Israeli Telecommunication Corp. Ltd.	167,173
19,706	Delek Automotive Systems Ltd.	153,656
774	Delek Group Ltd.	136,865
1,081	Elbit Systems Ltd.	163,698
8,141	First International Bank of Israel Ltd.	184,301
1,931	Frutarom Industries Ltd.	201,985
15,272	Gazit-Globe Ltd.	160,284
24,173	Harel Insurance Investments & Financial Services Ltd.	200,609
59,656	Israel Discount Bank Ltd., Class A(a)	179,138
2,940	Melisron Ltd.	132,167
151,137	Migdal Insurance & Financial Holding Ltd.	182,157
8,345	Mizrahi Tefahot Bank Ltd.	163,053
1,913	Nice Ltd.	175,138

320,052	Oil Refineries Ltd.	$152,137
933	Paz Oil Co. Ltd.(a)	161,423
33,535	Phoenix Holdings Ltd. (The)(a)	211,431
64,529	Shikun & Binui Ltd.	158,290
27,418	Shufersal Ltd.	198,192
8,051	Strauss Group Ltd.	182,146
5,028	Tower Semiconductor Ltd.(a)	176,048

		4,397,170

	Italy - 2.1%
88,675	A2A SpA	170,782
4,636	Atlantia SpA	154,085
6,064	Buzzi Unicem SpA	178,658
11,003	Buzzi Unicem SpA RSP	185,867
20,563	Davide Campari-Milano SpA	164,201
24,603	Enel SpA	156,617
9,501	Eni SpA	171,455
1,298	Ferrari NV	155,295
2,591	Luxottica Group SpA	167,197
5,246	Moncler SpA	173,444
40,621	Parmalat SpA	158,136
20,497	Poste Italiane SpA(b)	170,160
4,735	Prysmian SpA	167,167
3,476	Recordati SpA	158,789
5,187	Salvatore Ferragamo SpA(c)	146,422
30,579	Snam SpA	149,290
25,205	Terna Rete Elettrica Nazionale SpA	152,223

		2,779,788

	Japan - 31.4%
2,865	ABC-Mart, Inc.	186,354
6,708	Adastria Co. Ltd.	143,126
10,083	Aeon Co. Ltd.	171,583
8,300	Aeon Mall Co. Ltd.	182,569
4,540	Aica Kogyo Co. Ltd.	175,103
2,036	Ain Holdings, Inc.	124,225
2,968	Aisin Seiki Co. Ltd.	173,205
7,486	Ajinomoto Co., Inc.	141,963
7,923	Alfresa Holdings Corp.	193,003
4,016	ANA Holdings, Inc.	163,355
4,052	Aoyama Trading Co. Ltd.	159,251
3,924	Aozora Bank Ltd.	158,894
1,987	Ariake Japan Co. Ltd.	172,205
3,420	Asahi Group Holdings Ltd.	172,042
5,540	Asahi Intecc Co. Ltd.	214,941
4,945	ASKUL Corp.	165,354
11,840	Astellas Pharma, Inc.	156,196
3,516	Azbil Corp.	163,310
4,453	Bandai Namco Holdings, Inc.	145,231
3,848	Benesse Holdings, Inc.	144,536
12,422	Bic Camera, Inc.	191,073
4,370	Calbee, Inc.	153,734
6,439	Canon Marketing Japan, Inc.	176,615
4,274	Canon, Inc.	170,287
5,932	Capcom Co. Ltd.	225,802
857	Central Japan Railway Co.	162,128
11,361	Chubu Electric Power Co., Inc.	142,539
3,607	Chugai Pharmaceutical Co. Ltd.	190,668
12,822	Chugoku Electric Power Co., Inc. (The)	141,781
4,331	Coca-Cola Bottlers Japan Holdings, Inc.	152,957
12,059	Colopl, Inc.(c)	105,173
7,165	Cosmo Energy Holdings Co. Ltd.	280,614
653	Cosmos Pharmaceutical Corp.	116,536
4,521	CyberAgent, Inc.	195,701
6,285	Dai Nippon Printing Co. Ltd.	139,916
2,455	Daido Steel Co. Ltd.	144,842
3,408	Daifuku Co. Ltd.	227,918
6,302	Daiichi Sankyo Co. Ltd.	211,885

Schedule of Investments

3,074	Daiichikosho Co. Ltd.	$167,281
838	Daito Trust Construction Co. Ltd.	146,365
4,213	Daiwa House Industry Co. Ltd.	166,158
6,936	DeNA Co. Ltd.	150,151
3,920	Don Quijote Holdings Co. Ltd.	217,269
1,641	East Japan Railway Co.	163,040
4,804	Ebara Corp.	196,728
5,375	Electric Power Development Co. Ltd.	152,404
2,775	Ezaki Glico Co. Ltd.	141,349
2,704	Familymart UNY Holdings Co. Ltd.	180,836
788	FANUC Corp.	212,783
2,813	FP Corp.	148,181
27,088	Fuji Electric Co. Ltd.	222,848
5,235	Fuji Oil Holdings, Inc.	159,225
3,733	FUJIFILM Holdings Corp.	143,294
7,080	Fujitsu General Ltd.	139,907
4,831	Fukuyama Transporting Co. Ltd.	186,327
20,430	Gree, Inc.	132,513
49,746	GungHo Online Entertainment, Inc.(c)	143,102
4,751	Hamamatsu Photonics K.K.	175,407
3,903	Hankyu Hanshin Holdings, Inc.	157,150
7,468	Heiwa Corp.	149,422
1,191	Hikari Tsushin, Inc.	172,941
1,067	Hirose Electric Co. Ltd.	159,823
4,452	HIS Co. Ltd.	160,697
3,057	Hisamitsu Pharmaceutical Co., Inc.	210,045
5,851	Hitachi Kokusai Electric, Inc.	166,704
2,434	Horiba Ltd.	156,313
1,674	Hoshizaki Corp.	158,114
4,864	House Foods Group, Inc.	169,107
2,619	Hoya Corp.	133,619
14,957	Hulic Co. Ltd.	189,369
6,087	Idemitsu Kosan Co. Ltd.	227,520
4,463	IHI Corp.	149,237
11,359	Isuzu Motors Ltd.	191,372
4,051	Ito EN Ltd.	167,191
9,086	ITOCHU Corp.	178,049
16,546	Itoham Yonekyu Holdings, Inc.	151,886
4,346	Japan Airlines Co. Ltd.	163,759
8,685	Japan Aviation Electronics Industry Ltd.	145,685
4,321	Japan Tobacco, Inc.	142,984
30,754	JXTG Holdings, Inc.	203,928
4,732	Kagome Co. Ltd.	176,223
11,893	Kakaku.com, Inc.	208,213
2,832	Kaken Pharmaceutical Co. Ltd.	148,404
6,744	Kamigumi Co. Ltd.	147,910
13,804	Kandenko Co. Ltd.	152,134
10,627	Kansai Electric Power Co., Inc. (The)	131,773
5,851	Kansai Paint Co. Ltd.	144,459
2,402	Kao Corp.	166,427
5,465	KDDI Corp.	137,833
4,920	Keihan Holdings Co. Ltd.	155,504
7,018	Keikyu Corp.	138,232
3,551	Keio Corp.	168,514
6,227	Kewpie Corp.	177,702
250	Keyence Corp.	152,146
4,755	Kikkoman Corp.	196,464
3,924	Kintetsu Group Holdings Co. Ltd.	154,940
6,544	Kirin Holdings Co. Ltd.	163,128
2,371	Kobayashi Pharmaceutical Co. Ltd.	157,046
7,014	Koei Tecmo Holdings Co. Ltd.	155,117
5,096	Komeri Co. Ltd.	146,827
1,139	Kose Corp.	196,172
6,623	K’s Holdings Corp.	184,756
5,181	Kurita Water Industries Ltd.	169,449
2,611	Kusuri NO Aoki Holdings Co. Ltd.	136,823

2,480	Kyocera Corp.	$164,743
7,097	KYORIN Holdings, Inc.	134,977
8,442	Kyowa Hakko Kirin Co. Ltd.	165,120
3,601	Kyudenko Corp.	164,949
12,629	Kyushu Electric Power Co., Inc.	138,143
2,228	Lawson, Inc.	150,636
20,224	Leopalace21 Corp.	167,676
5,593	Lintec Corp.	159,866
7,506	Lion Corp.	140,692
5,686	M3, Inc.	207,843
3,692	Makita Corp.	173,853
5,023	Maruichi Steel Tube Ltd.	150,936
41,834	Mebuki Financial Group, Inc.	189,710
8,432	Medipal Holdings Corp.	165,002
5,081	Megmilk Snow Brand Co. Ltd.	146,395
1,790	MEIJI Holdings Co. Ltd.	149,720
3,271	Miraca Holdings, Inc.	149,833
5,810	MISUMI Group, Inc.	174,851
6,367	Mitsubishi Corp.	177,906
6,101	Mitsubishi Logistics Corp.	159,407
4,930	Mitsubishi Shokuhin Co. Ltd.	146,787
6,082	Mitsubishi Tanabe Pharma Corp.	124,309
9,941	Mitsui & Co. Ltd.	174,312
6,622	Miura Co. Ltd.	188,368
1,912	Mochida Pharmaceutical Co. Ltd.	146,787
4,892	MonotaRO Co. Ltd.	154,395
2,537	Morinaga & Co. Ltd.	131,783
6,647	Nagoya Railroad Co. Ltd.	174,708
5,735	Nankai Electric Railway Co. Ltd.	149,003
4,917	NH Foods Ltd.	118,111
5,632	Nichirei Corp.	150,455
6,420	Nihon Kohden Corp.	151,803
3,226	Nihon M&A Center, Inc.	192,103
2,095	Nippon Express Co. Ltd.	150,472
9,265	Nippon Kayaku Co. Ltd.	136,316
7,775	Nippon Paper Industries Co. Ltd.	147,729
2,157	Nippon Shinyaku Co. Ltd.	148,404
3,014	Nippon Telegraph & Telephone Corp.	143,334
11,234	Nipro Corp.	173,520
6,111	Nishi-Nippon Railroad Co. Ltd.	170,193
8,536	Nisshin Seifun Group, Inc.	171,025
11,444	Nisshin Steel Co. Ltd.	192,804
2,436	Nissin Foods Holdings Co. Ltd.	180,320
975	Nitori Holdings Co. Ltd.	155,287
5,189	NOF Corp.	139,191
7,191	Nomura Real Estate Holdings, Inc.	172,075
3,841	Nomura Research Institute Ltd.	176,646
6,394	NTT DoCoMo, Inc.	158,422
15,319	NTT Urban Development Corp.	200,268
12,605	Obayashi Corp.	151,507
2,875	OBIC Business Consultants Co. Ltd.	162,510
2,313	OBIC Co. Ltd.	179,904
7,614	Odakyu Electric Railway Co. Ltd.	167,410
2,968	OMRON Corp.	185,169
7,246	Ono Pharmaceutical Co. Ltd.	178,868
1,913	Oriental Land Co. Ltd.	186,822
7,572	Osaka Gas Co. Ltd.	150,046
3,682	Otsuka Holdings Co. Ltd.	163,465
3,760	Paltac Corp.	166,204
6,181	Park24 Co. Ltd.	154,419
7,344	Persol Holdings Co. Ltd.	182,801
3,870	Pigeon Corp.	151,035
3,372	Pilot Corp.	167,125
4,606	Pola Orbis Holdings, Inc.	180,181
12,545	Rakuten, Inc.	113,296
7,447	Recruit Holdings Co. Ltd.	181,408

Schedule of Investments

6,558	Relo Group, Inc.	$194,057
25,824	Rengo Co. Ltd.	209,138
7,892	Resorttrust, Inc.	187,621
14,797	Ricoh Co. Ltd.	145,320
1,694	Rinnai Corp.	159,382
6,379	Rohto Pharmaceutical Co. Ltd.	172,047
577	Ryohin Keikaku Co. Ltd.	192,677
4,587	Sankyo Co. Ltd.	148,761
3,832	Sankyu, Inc.	177,988
9,572	Santen Pharmaceutical Co. Ltd.	156,179
5,099	Sapporo Holdings Ltd.	153,220
2,678	Sawai Pharmaceutical Co. Ltd.	122,424
2,268	SCREEN Holdings Co. Ltd.	196,973
3,438	SCSK Corp.	158,112
8,535	Sekisui House Ltd.	156,227
3,703	Seven & i Holdings Co. Ltd.	152,184
11,357	Shikoku Electric Power Co., Inc.	128,183
8,116	Shimadzu Corp.	204,545
1,196	Shimamura Co. Ltd.	140,577
2,819	Shionogi & Co. Ltd.	155,910
1,064	Shochiku Co. Ltd.	157,716
13,525	Showa Shell Sekiyu K.K.	191,683
32,747	SKY Perfect JSAT Holdings, Inc.	154,502
10,144	Skylark Co. Ltd.	146,089
440	SMC Corp.	215,737
1,836	SoftBank Group Corp.	151,045
3,363	Sohgo Security Services Co. Ltd.	182,084
55,475	Sojitz Corp.	178,894
3,760	Sony Corp.	179,431
6,106	Sotetsu Holdings, Inc.	168,096
4,252	Square Enix Holdings Co. Ltd.	193,795
4,766	Start Today Co. Ltd.	139,939
2,773	Sugi Holdings Co. Ltd.	147,599
10,485	Sumitomo Corp.	180,489
10,939	Sumitomo Dainippon Pharma Co. Ltd.	161,547
4,282	Sumitomo Metal Mining Co. Ltd.	200,380
33,316	Sumitomo Osaka Cement Co. Ltd.	156,882
3,527	Sundrug Co. Ltd.	151,704
3,249	Suntory Beverage & Food Ltd.	155,076
6,895	Suruga Bank Ltd.	139,094
4,107	Suzuken Co. Ltd.	174,770
2,968	Suzuki Motor Corp.	169,344
2,351	Sysmex Corp.	184,367
2,915	Taisei Corp.	148,214
1,878	Taisho Pharmaceutical Holdings Co. Ltd.	153,468
15,280	Takara Holdings, Inc.	187,859
15,636	Takashimaya Co. Ltd.	162,011
2,658	Takeda Pharmaceutical Co. Ltd.	156,210
3,815	Terumo Corp.	186,635
5,004	TIS, Inc.	176,954
5,380	Tobu Railway Co. Ltd.	180,639
4,020	Toho Co. Ltd.	135,897
4,463	Toho Gas Co. Ltd.	130,633
10,885	Tohoku Electric Power Co., Inc.	140,307
36,808	Tokyo Electric Power Co. Holdings, Inc.(a)	149,046
1,039	Tokyo Electron Ltd.	194,750
5,554	Tokyo Gas Co. Ltd.	131,936
10,237	Tokyu Corp.	171,062
15,599	Toray Industries, Inc.	155,054
3,839	TOTO Ltd.	219,110
4,038	Toyo Suisan Kaisha Ltd.	163,695
8,208	Toyobo Co. Ltd.	156,182
7,511	Toyota Boshoku Corp.	160,535
3,151	Trend Micro, Inc.	169,739
3,953	Tsumura & Co.	133,632
1,261	Tsuruha Holdings, Inc.	175,596

7,368	TV Asahi Holdings Corp.	$152,011
6,348	Unicharm Corp.	169,524
7,519	USS Co. Ltd.	167,387
3,754	Welcia Holdings Co. Ltd.	159,232
2,015	West Japan Railway Co.	150,929
32,455	Yahoo! Japan Corp.	156,098
2,075	Yakult Honsha Co. Ltd.	173,368
27,513	Yamada Denki Co. Ltd.	163,079
6,950	Yamato Holdings Co. Ltd.	179,043
7,821	Yamazaki Baking Co. Ltd.	153,905
4,892	Yaskawa Electric Corp.	251,872
3,692	Zenkoku Hosho Co. Ltd.	172,500
7,787	Zensho Holdings Co. Ltd.	136,257

		41,142,409

	Luxembourg - 0.4%
261	Eurofins Scientific SE	170,699
64,174	L’Occitane International SA	118,971
6,514	SES SA FDR, Class A	102,003
11,142	Tenaris SA	194,669

		586,342

	Netherlands - 1.4%
26,102	Aegon NV	179,101
1,626	Akzo Nobel NV	152,770
2,321	Exor NV	179,902
2,761	Gemalto NV	171,185
1,504	Heineken Holding NV	160,193
1,422	Heineken NV	160,423
1,960	Koninklijke DSM NV	203,196
42,143	Koninklijke KPN NV	148,049
3,520	Koninklijke Vopak NV	159,572
3,757	NN Group NV	177,851
3,413	Wolters Kluwer NV	181,252

		1,873,494

	New Zealand - 0.9%
58,182	Air New Zealand Ltd.	132,626
37,224	Contact Energy Ltd.	154,002
153,860	Kiwi Property Group Ltd.	157,143
60,381	Mercury NZ Ltd.	154,173
70,408	Meridian Energy Ltd.	151,116
22,874	Ryman Healthcare Ltd.	185,373
73,140	Sky Network Television Ltd.	157,521
53,058	Spark New Zealand Ltd.	140,973

		1,232,927

	Norway - 0.9%
8,120	AKER BP ASA	235,890
8,515	Gjensidige Forsikring ASA	161,286
7,660	Marine Harvest ASA	133,167
20,672	Norsk Hydro ASA	151,345
14,503	Orkla ASA	151,561
3,029	Schibsted ASA, Class A	97,740
3,286	Schibsted ASA, Class B	99,526
7,362	Telenor ASA	173,110

		1,203,625

	Portugal - 0.3%
8,997	Galp Energia SGPS SA	172,267
7,457	Jeronimo Martins SGPS SA	159,363

		331,630

	Singapore - 2.4%
75,944	Ascendas Real Estate Investment Trust REIT	160,102
119,183	CapitaLand Commercial Trust Ltd. REIT	170,236
53,472	CapitaLand Ltd.	156,838
93,128	CapitaLand Mall Trust REIT	149,380
88,230	ComfortDelGro Corp. Ltd.	141,524
97,591	Frasers Centrepoint Ltd.	160,266

Schedule of Investments

5,041	Jardine Cycle & Carriage Ltd.	$153,748
112,821	M1 Ltd.	159,425
41,639	SATS Ltd.	175,881
57,392	SIA Engineering Co. Ltd.	146,417
19,529	Singapore Airlines Ltd.	168,708
160,322	Singapore Post Ltd.	157,971
73,232	Singapore Press Holdings Ltd.	147,672
55,390	Singapore Technologies Engineering Ltd.	142,579
54,623	Singapore Telecommunications Ltd.	147,698
77,444	StarHub Ltd.	170,954
106,586	Suntec Real Estate Investment Trust REIT	168,525
24,724	UOL Group Ltd.	172,796
12,722	Venture Corp. Ltd.	224,083

		3,074,803

	South Africa - 0.2%
19,564	Investec PLC	152,181
5,464	Mondi PLC	145,844

		298,025

	South Korea - 6.6%
583	Amorepacific Corp.(a)	163,514
976	Amorepacific Corp. (Preference Shares)(a)	142,125
1,253	AMOREPACIFIC Group(a)	166,621
1,224	BGF Co. Ltd.(a)	17,595
638	BGF Retail Co. Ltd.(a)	131,442
458	CJ CheilJedang Corp.(a)	153,760
1,056	CJ CheilJedang Corp. (Preference Shares)(a)	149,819
947	CJ Corp.(a)	163,177
992	CJ Logistics Corp.(a)	134,701
1,692	Coway Co. Ltd.	150,844
2,230	DB Insurance Co. Ltd.	151,194
15,254	DGB Financial Group, Inc.(a)	177,131
749	E-MART, Inc.	204,110
4,159	GS Retail Co. Ltd.	151,700
2,847	Hankook Tire Co. Ltd.(a)	142,637
14,527	Hanon Systems	177,532
986	Hanssem Co. Ltd.(a)	157,431
22,924	Hanwha Life Insurance Co. Ltd.(a)	161,220
4,326	Hanwha Techwin Co. Ltd.(a)	136,321
6,431	Hite Jinro Co. Ltd.(a)	138,515
1,083	Hyundai Glovis Co. Ltd.(a)	141,479
3,629	Hyundai Marine & Fire Insurance Co. Ltd.(a)	157,517
2,396	Hyundai Wia Corp.(a)	138,889
11,223	Industrial Bank of Korea	174,990
1,362	Kakao Corp.(a)	178,564
4,862	Kangwon Land, Inc.(a)	147,747
3,670	KEPCO Plant Service & Engineering Co. Ltd.(a)	144,002
3,624	Korea Aerospace Industries Ltd.(a)	178,510
3,913	Korea Electric Power Corp.	131,001
324	Korea Zinc Co. Ltd.(a)	156,258
1,461	KT&G Corp.	145,710
2,125	Kumho Petrochemical Co. Ltd.	204,968
281	LG Household & Health Care Ltd. (Preference Shares)	178,150
421	Lotte Chemical Corp.(a)	165,585
69	Lotte Chilsung Beverage Co. Ltd.(a)	97,958
1,985	LS Corp.(a)	146,851
701	Mando Corp.(a)	182,167
219	NAVER Corp.	186,627
503	Nongshim Co. Ltd.	152,381
218	Ottogi Corp.(a)	157,194
11,449	Paradise Co. Ltd.(a)	253,565
487	POSCO	173,530
7,931	POSCO Daewoo Corp.	178,993
1,868	S-1 Corp.	173,881

4,522	Samsung Card Co. Ltd.	$164,941
575	Samsung Fire & Marine Insurance Co. Ltd.	155,616
41	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	7,333
3,225	Shinhan Financial Group Co. Ltd.	160,971
625	SK Holdings Co. Ltd.(a)	186,414
2,437	SK Hynix, Inc.	167,738
887	SK Innovation Co. Ltd.	169,866
659	SK Telecom Co. Ltd.	163,847
4,544	SKC Co. Ltd.(a)	192,764
1,338	S-Oil Corp.	154,117
9,020	Woori Bank	142,330

		8,583,843

	Spain - 2.7%
7,295	Abertis Infraestructuras SA	177,393
10,447	Acerinox SA	154,155
761	Aena SME SA(b)	166,329
2,380	Amadeus IT Group SA	185,246
15,486	Bankinter SA	178,680
6,617	Cellnex Telecom SA(b)	179,288
2,479	Corp. Financiera Alba SA	155,337
23,550	Distribuidora Internacional de Alimentacion SA	126,180
18,215	EDP Renovaveis SA	159,974
5,048	Enagas SA	138,034
6,171	Endesa SA	139,144
6,658	Ferrovial SA	153,236
6,124	Gas Natural SDG SA	141,937
3,361	Grifols SA	108,484
2,621	Grifols SA (Preference Shares), Class B	64,845
3,512	Grupo Catalana Occidente SA	164,940
18,639	Iberdrola SA	152,274
3,883	Industria de Diseno Textil SA	139,651
10,710	MERLIN Properties SOCIMI SA REIT	154,634
6,629	Red Electrica Corp. SA	140,966
8,862	Repsol SA	167,309
9,971	Siemens Gamesa Renewable Energy SA	156,137
14,318	Zardoya Otis SA	164,097

		3,468,270

	Sweden - 1.4%
6,583	Alfa Laval AB	173,239
4,260	Boliden AB	155,008
4,082	Electrolux AB, Series B	144,581
4,826	Fastighets AB Balder, Class B(a)	129,029
5,892	Hennes & Mauritz AB, Class B	104,525
3,737	ICA Gruppen AB	146,445
4,952	Kinnevik AB, Class B	181,196
17,869	Svenska Cellulosa AB (SCA), Class B	185,504
9,730	Svenska Handelsbanken AB, Class A	142,026
231	Svenska Handelsbanken AB, Class B	3,423
5,513	Swedbank AB, Class A	141,361
4,183	Swedish Match AB	169,993
31,202	Telia Co. AB	157,112

		1,833,442

	Switzerland - 3.6%
2,056	Adecco Group AG	169,416
205	Banque Cantonale Vaudoise	172,671
1,653	Cie Financiere Richemont SA	158,827
6,130	Clariant AG	175,670
1,803	DKSH Holding AG	168,837
214	EMS-Chemie Holding AG	157,461
2,501	Ferguson PLC	193,334
72	Givaudan SA	173,494
32,102	Glencore PLC	184,292
260	Helvetia Holding AG	155,088
822	Kuehne + Nagel International AG	151,119

Schedule of Investments

2,532	LafargeHolcim Ltd.	$155,254
4,190	Logitech International SA	176,056
587	Lonza Group AG	163,484
227	Partners Group Holding AG	176,672
1,624	PSP Swiss Property AG	159,937
218	Schindler Holding AG	53,140
475	Schindler Holding AG-PC	119,261
65	SGS SA	175,016
877	Sonova Holding AG	141,607
1,339	Sulzer AG	190,710
449	Swatch Group AG (The)	38,858
286	Swatch Group AG (The)-BR	131,217
413	Swiss Life Holding AG	155,275
1,646	Swiss Prime Site AG	159,359
1,645	Swiss RE AG	162,447
292	Swisscom AG	159,695
8,976	UBS Group AG	182,494
1,472	Vifor Pharma AG	216,936
498	Zurich Insurance Group AG	163,875

		4,741,502

	United Kingdom - 9.6%
11,901	3i Group PLC	157,629
6,033	Admiral Group PLC	158,544
12,804	Aggreko PLC	146,865
8,229	Anglo American PLC	199,941
6,919	Ashtead Group PLC	207,114
3,472	Associated British Foods PLC	134,938
32,629	Auto Trader Group PLC(b)	167,087
22,020	Aviva PLC	160,701
14,206	Babcock International Group PLC	138,583
19,018	BAE Systems PLC	160,645
18,424	Barratt Developments PLC	153,322
3,591	Bellway PLC	169,590
3,083	Berkeley Group Holdings PLC (The)	173,877
57,091	Booker Group PLC	183,968
18,669	British Land Co. PLC (The) REIT	177,502
17,798	Capita PLC	46,190
42,103	Capital & Counties Properties PLC	176,624
13,136	CNH Industrial NV, Class A	194,979
2,970	Croda International PLC	189,381
18,500	Daily Mail & General Trust PLC NV, Class A	167,713
1,635	DCC PLC	172,170
4,144	Derwent London PLC REIT	172,429
30,386	Direct Line Insurance Group PLC	159,576
65,827	Dixons Carphone PLC	183,193
23,148	DS Smith PLC	165,707
9,546	easyJet PLC	225,343
7,348	Experian PLC	169,591
9,858	Fiat Chrysler Automobiles NV(a)	239,005
40,673	G4S PLC	164,436
36,198	GKN PLC	217,638
10,447	Halma PLC	189,713
20,578	Hammerson PLC REIT	144,266
8,156	Hargreaves Lansdown PLC	215,437
26,798	Howden Joinery Group PLC	176,936
15,204	HSBC Holdings PLC	162,394
10,056	IMI PLC	190,049
16,705	Informa PLC	165,385
18,817	International Consolidated Airlines Group SA	171,309
46,398	Intu Properties PLC REIT	148,720
48,978	J Sainsbury PLC	175,864
17,150	Just Eat PLC(a)	198,812
38,197	Kingfisher PLC	188,484
10,713	Land Securities Group PLC REIT	152,618

43,873	Legal & General Group PLC	$168,826
178,829	Lloyds Banking Group PLC	176,767
2,886	London Stock Exchange Group PLC	161,166
36,107	Marks & Spencer Group PLC	154,705
22,265	Meggitt PLC	146,975
5,064	Micro Focus International PLC	154,827
2,792	Next PLC	202,171
4,326	Persimmon PLC	153,918
13,055	Provident Financial PLC	125,127
6,358	Prudential PLC	172,329
7,101	RELX NV	158,477
2,796	Rightmove PLC	175,463
2,769	Rio Tinto Ltd.	172,313
3,082	Rio Tinto PLC	171,892
29,251	Royal Mail PLC	195,295
12,452	RPC Group PLC	150,690
17,334	RSA Insurance Group PLC	152,730
3,427	Schroders PLC	181,289
21,436	Segro PLC REIT	177,229
7,461	Smiths Group PLC	169,600
2,045	Spirax-Sarco Engineering PLC	165,034
10,010	St. James’s Place PLC	169,180
14,819	Standard Chartered PLC(a)	172,717
26,874	Standard Life Aberdeen PLC	162,610
57,388	Taylor Wimpey PLC	155,546
7,672	Travis Perkins PLC	159,340
2,504	Unilever NV CVA	145,518
6,429	Weir Group PLC (The)	201,955
3,038	Whitbread PLC	167,667
46,166	William Hill PLC	203,516
46,941	WM Morrison Supermarkets PLC	148,191

		12,587,331

	United States - 0.4%
2,149	Carnival PLC	151,883
4,583	Qiagen NV(a)	153,808
2,231	Waste Connections, Inc.	160,753

		466,444

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $109,354,049) - 99.9%	130,667,964

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
228,252	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $228,252)	228,252

	Total Investments in Securities (Cost $109,582,301) - 100.1%	130,896,216
	Other assets less liabilities - (0.1)%	(69,099)

	Net Assets - 100.0%	$130,827,117

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Schedule of Investments

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $1,221,148, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Enhanced Equal Weight Portfolio (USEQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.8%
1,842	Adient PLC	$119,362
2,802	AMC Networks, Inc., Class A(b)	144,555
1,422	Aptiv PLC	134,919
3,418	Aramark	156,579
2,637	AutoNation, Inc.(b)	158,800
213	AutoZone, Inc.(b)	163,039
2,471	Best Buy Co., Inc.	180,531
2,655	BorgWarner, Inc.	149,370
1,640	Bright Horizons Family Solutions, Inc.(b)	161,048
2,616	Brunswick Corp.	164,233
1,382	Burlington Stores, Inc.(b)	168,203
213	Cable One, Inc.	150,384
2,635	CalAtlantic Group, Inc.	147,903
2,128	CarMax, Inc.(b)	151,875
2,217	Carnival Corp.	158,759
1,322	Carter’s, Inc.	159,037
2,577	CBS Corp., Class B	148,461
440	Charter Communications, Inc., Class A(b)	165,990
487	Chipotle Mexican Grill, Inc.(b)	158,158
1,860	Choice Hotels International, Inc.	152,799
3,934	Cinemark Holdings, Inc.	144,771
3,916	Comcast Corp., Class A	166,548
2,877	D.R. Horton, Inc.	141,117
1,715	Darden Restaurants, Inc.	164,383
471	Delphi Technologies PLC	26,013
2,836	DISH Network Corp., Class A(b)	133,008
1,640	Dollar General Corp.	169,117
1,399	Dollar Tree, Inc.(b)	160,885
813	Domino’s Pizza, Inc.	176,299
2,496	Dunkin’ Brands Group, Inc.	161,366
1,192	Expedia, Inc.	152,588
8,519	Extended Stay America, Inc.	172,339
11,596	Ford Motor Co.	127,208
7,461	GameStop Corp., Class A	125,419
4,488	Gap, Inc. (The)	149,181
2,338	Garmin Ltd.	147,154
3,324	General Motors Co.	140,971
7,223	Gentex Corp.	171,041
1,596	Genuine Parts Co.	166,096
4,528	Goodyear Tire & Rubber Co. (The)	157,665
256	Graham Holdings Co., Class B	152,179
5,628	H&R Block, Inc.	149,367
7,170	Hanesbrands, Inc.	155,732
1,567	Hasbro, Inc.	148,191
1,904	Hilton Worldwide Holdings, Inc.	163,078
821	Home Depot, Inc. (The)	164,939
2,017	Hyatt Hotels Corp., Class A(b)	163,982
7,261	Interpublic Group of Cos., Inc. (The)	158,943
2,490	John Wiley & Sons, Inc., Class A	157,866
3,050	Kohl’s Corp.	197,549
2,768	L Brands, Inc.	138,649

2,155	Las Vegas Sands Corp.	$167,056
813	Lear Corp.	157,023
3,028	Leggett & Platt, Inc.	140,832
2,214	Lennar Corp., Class A	138,729
154	Lennar Corp., Class B	7,799
324	Liberty Broadband Corp., Class A(b)	30,663
1,334	Liberty Broadband Corp., Class C(b)	127,464
3,235	Liberty Expedia Holdings, Inc., Class A(b)	151,689
5,947	Liberty Interactive Corp. QVC Group, Series A(b)	167,051
1,184	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	53,292
2,378	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	106,558
2,587	Liberty Ventures, Series A(b)	152,452
4,228	Lions Gate Entertainment Corp., Class A(b)	143,076
4,444	Lions Gate Entertainment Corp., Class B(b)	142,208
3,186	Live Nation Entertainment, Inc.(b)	143,561
3,688	LKQ Corp.(b)	155,007
1,751	Lowe’s Cos., Inc.	183,382
2,174	Lululemon Athletica, Inc.(b)	170,029
858	McDonald’s Corp.	146,838
4,323	MGM Resorts International	157,573
2,487	Michael Kors Holdings Ltd.(b)	164,142
7,527	Michaels Cos., Inc. (The)(b)	202,251
521	Mohawk Industries, Inc.(b)	146,432
1,856	Murphy USA, Inc.(b)	158,335
2,418	NIKE, Inc., Class B	164,956
3,182	Nordstrom, Inc.	156,904
2,637	Norwegian Cruise Line Holdings Ltd.(b)	160,171
49	NVR, Inc.(b)	155,730
1,997	Omnicom Group, Inc.	153,070
634	O’Reilly Automotive, Inc.(b)	167,813
2,971	Penske Automotive Group, Inc.	155,057
1,128	Polaris Industries, Inc.	127,475
1,168	Pool Corp.	157,960
86	Priceline Group, Inc. (The)(b)	164,436
4,309	PulteGroup, Inc.	137,156
1,059	PVH Corp.	164,230
1,540	Ralph Lauren Corp., Class A	176,037
7,223	Regal Entertainment Group, Class A	165,262
1,918	Ross Stores, Inc.	158,024
1,170	Royal Caribbean Cruises Ltd.	156,254
1,788	Scripps Networks Interactive, Inc., Class A	157,326
3,951	Service Corp. International	157,921
3,009	ServiceMaster Global Holdings, Inc.(b)	158,635
2,784	Signet Jewelers Ltd.	147,274
26,569	Sirius XM Holdings, Inc.	162,337
2,272	Six Flags Entertainment Corp.	153,496
4,214	Skechers U.S.A., Inc., Class A(b)	173,575
2,530	Starbucks Corp.	143,729
3,504	Tapestry, Inc.	164,828
2,361	Target Corp.	177,594
10,941	TEGNA, Inc.	158,316
941	Thor Industries, Inc.	128,597
1,571	Tiffany & Co.	167,547
1,605	Time Warner, Inc.	153,037
1,944	TJX Cos., Inc. (The)	156,142
2,906	Toll Brothers, Inc.	135,362
2,096	Tractor Supply Co.	159,820
2,321	Tupperware Brands Corp.	134,061
3,213	Twenty-First Century Fox, Inc., Class A	118,560
1,350	Twenty-First Century Fox, Inc., Class B	49,262
654	Ulta Beauty, Inc.(b)	145,253
4,534	Urban Outfitters, Inc.(b)	154,655
652	Vail Resorts, Inc.	142,501

Schedule of Investments(a)

1,970	VF Corp.	$159,846
142	Viacom, Inc., Class A	5,531
4,954	Viacom, Inc., Class B	165,563
1,120	Visteon Corp.(b)	145,690
1,386	Walt Disney Co. (The)	150,617
9,912	Wendy’s Co. (The)	160,376
865	Whirlpool Corp.	156,928
2,827	Williams-Sonoma, Inc.	144,827
1,301	Wyndham Worldwide Corp.	161,493
936	Wynn Resorts Ltd.	154,992
3,551	Yum China Holdings, Inc.	164,731
1,779	Yum! Brands, Inc.	150,486

		18,752,534

	Consumer Staples - 6.7%
2,159	Altria Group, Inc.	151,864
3,657	Archer-Daniels-Midland Co.	157,068
4,751	Blue Buffalo Pet Products, Inc.(b)	161,439
578	Brown-Forman Corp., Class A	39,882
1,874	Brown-Forman Corp., Class B	129,868
2,196	Bunge Ltd.	174,428
1,190	Casey’s General Stores, Inc.	144,121
3,111	Church & Dwight Co., Inc.	151,972
1,045	Clorox Co. (The)	148,066
3,198	Coca-Cola Co. (The)	152,193
2,019	Colgate-Palmolive Co.	149,891
3,915	Conagra Brands, Inc.	148,770
678	Constellation Brands, Inc., Class A	148,801
819	Costco Wholesale Corp.	159,599
1,985	CVS Health Corp.	156,200
1,628	Dr Pepper Snapple Group, Inc.	194,302
3,174	Energizer Holdings, Inc.	184,790
1,180	Estee Lauder Cos., Inc. (The), Class A	159,253
7,267	Flowers Foods, Inc.	142,506
2,585	General Mills, Inc.	151,197
3,499	Hain Celestial Group, Inc. (The)(b)	133,452
2,084	Herbalife Ltd.(b)	172,951
1,319	Hershey Co. (The)	145,525
4,049	Hormel Foods Corp.	139,002
1,041	Ingredion, Inc.	149,529
1,240	JM Smucker Co. (The)	157,344
2,176	Kellogg Co.	148,207
1,226	Kimberly-Clark Corp.	143,442
1,793	Kraft Heinz Co. (The)	140,553
2,695	Lamb Weston Holdings, Inc.	157,927
1,423	McCormick & Co., Inc.	154,780
3,392	Mondelez International, Inc., Class A	150,605
2,143	Nu Skin Enterprises, Inc., Class A	153,953
1,248	PepsiCo, Inc.	150,134
1,417	Philip Morris International, Inc.	151,945
4,020	Pilgrim’s Pride Corp.(b)	111,635
2,533	Pinnacle Foods, Inc.	156,894
1,833	Post Holdings, Inc.(b)	138,703
1,629	Procter & Gamble Co. (The)	140,648
33	Seaboard Corp.	143,088
1,264	Spectrum Brands Holdings, Inc.	149,733
6,309	Sprouts Farmers Market, Inc.(b)	176,210
2,523	Sysco Corp.	158,621
1,777	Tyson Foods, Inc., Class A	135,248
5,137	US Foods Holding Corp.(b)	165,052
2,021	Walgreens Boots Alliance, Inc.	152,100
1,491	Walmart, Inc.	158,941

		7,042,432

	Energy - 2.0%
1,387	Andeavor	150,018
3,571	Apache Corp.	160,231
1,244	Chevron Corp.	155,935

1,771	Exxon Mobil Corp.	$154,608
3,281	HollyFrontier Corp.	157,357
8,684	Kinder Morgan, Inc.	156,138
2,375	Marathon Petroleum Corp.	164,516
2,082	Occidental Petroleum Corp.	156,088
4,596	PBF Energy, Inc., Class A	148,589
1,539	Phillips 66	157,594
2,346	Schlumberger Ltd.	172,619
1,755	Valero Energy Corp.	168,427
5,137	Williams Cos., Inc. (The)	161,250

		2,063,370

	Financials - 16.3%
734	Affiliated Managers Group, Inc.	146,528
1,674	Aflac, Inc.	147,647
7,254	AGNC Investment Corp. REIT	136,303
256	Alleghany Corp.(b)	160,691
1,425	Allstate Corp. (The)	140,747
5,467	Ally Financial, Inc.	162,753
1,508	American Express Co.	149,895
1,386	American Financial Group, Inc.	157,089
1,163	American National Insurance Co.	146,992
890	Ameriprise Financial, Inc.	150,143
12,369	Annaly Capital Management, Inc. REIT	130,369
1,036	Aon PLC	147,288
1,509	Arch Capital Group Ltd.(b)	137,228
2,196	Arthur J. Gallagher & Co.	150,031
5,575	Associated Banc-Corp.	137,981
1,428	Assurant, Inc.	130,633
3,966	Assured Guaranty Ltd.	141,150
2,929	Athene Holding Ltd., Class A(b)	146,919
5,156	Bank of America Corp.	164,992
2,675	Bank of New York Mellon Corp. (The)	151,672
3,839	BankUnited, Inc.	157,553
2,964	BB&T Corp.	163,583
791	Berkshire Hathaway, Inc., Class B(b)	169,575
8,959	BGC Partners, Inc., Class A	128,203
291	BlackRock, Inc.	163,484
2,864	Brown & Brown, Inc.	150,303
1,604	Capital One Financial Corp.	166,752
3,011	Charles Schwab Corp. (The)	160,607
7,830	Chimera Investment Corp. REIT	133,032
955	Chubb Ltd.	149,123
1,954	Cincinnati Financial Corp.	150,263
1,938	Citigroup, Inc.	152,094
3,577	Citizens Financial Group, Inc.	164,184
982	CME Group, Inc.	150,717
2,671	CNA Financial Corp.	144,661
1,748	Comerica, Inc.	166,445
2,546	Commerce Bancshares, Inc.	148,966
487	Credit Acceptance Corp.(b)	160,569
1,448	Cullen/Frost Bankers, Inc.	154,082
3,049	E*TRADE Financial Corp.(b)	160,682
2,366	East West Bancorp, Inc.	155,943
2,665	Eaton Vance Corp.	154,037
1,177	Erie Indemnity Co., Class A	139,781
655	Everest Re Group Ltd.	150,519
735	FactSet Research Systems, Inc.	147,507
4,416	Federated Investors, Inc., Class B	153,147
4,784	Fifth Third Bancorp	158,350
2,655	First American Financial Corp.	156,831
7,337	First Horizon National Corp.	145,713
1,506	First Republic Bank	134,862
3,622	FNF Group	141,186
3,379	Franklin Resources, Inc.	143,303
602	Goldman Sachs Group, Inc. (The)	161,270
1,346	Hanover Insurance Group, Inc. (The)	152,300

Schedule of Investments(a)

2,524	Hartford Financial Services Group, Inc. (The)	$148,310
10,056	Huntington Bancshares, Inc.	162,706
2,547	Interactive Brokers Group, Inc., Class A	162,983
2,084	Intercontinental Exchange, Inc.	153,883
4,038	Invesco Ltd.(c)	145,893
1,406	JPMorgan Chase & Co.	162,632
7,664	KeyCorp	164,010
2,984	Lazard Ltd., Class A	174,773
3,651	Legg Mason, Inc.	155,606
5,469	Leucadia National Corp.	148,046
1,905	Lincoln National Corp.	157,734
2,892	Loews Corp.	149,372
2,812	LPL Financial Holdings, Inc.	167,764
864	M&T Bank Corp.	164,834
134	Markel Corp.(b)	153,790
1,746	Marsh & McLennan Cos., Inc.	145,826
2,662	Mercury General Corp.	130,305
18,132	MFA Financial, Inc. REIT	129,825
2,835	Morgan Stanley	160,319
1,577	Morningstar, Inc.	151,581
1,171	MSCI, Inc., Class A	163,038
1,853	Nasdaq, Inc.	149,926
8,262	New Residential Investment Corp. REIT	142,850
1,482	Northern Trust Corp.	156,188
6,971	Old Republic International Corp.	149,807
5,655	OneMain Holdings, Inc.(b)	184,975
7,558	People’s United Financial, Inc.	148,666
1,041	PNC Financial Services Group, Inc. (The)	164,499
2,040	Principal Financial Group, Inc.	137,904
2,374	ProAssurance Corp.	129,858
2,783	Progressive Corp. (The)	150,560
2,063	Prosperity Bancshares, Inc.	156,375
1,257	Prudential Financial, Inc.	149,357
1,645	Raymond James Financial, Inc.	158,562
8,789	Regions Financial Corp.	169,012
887	Reinsurance Group of America, Inc.	138,949
884	S&P Global, Inc.	160,092
8,538	Santander Consumer USA Holdings, Inc.(b)	147,280
2,085	SEI Investments Co.	156,688
6,705	Starwood Property Trust, Inc. REIT	136,715
1,540	State Street Corp.	169,662
2,374	SunTrust Banks, Inc.	167,842
646	SVB Financial Group(b)	159,271
4,122	Synchrony Financial	163,561
2,912	Synovus Financial Corp.	146,736
1,437	T. Rowe Price Group, Inc.	160,412
7,049	TCF Financial Corp.	151,201
2,866	TD Ameritrade Holding Corp.	159,894
1,634	Torchmark Corp.	148,449
1,086	Travelers Cos., Inc. (The)	162,813
9,042	Two Harbors Investment Corp. REIT	133,369
2,660	U.S. Bancorp	151,992
2,582	Unum Group	137,337
2,128	W.R. Berkley Corp.	155,301
2,523	Webster Financial Corp.	142,852
2,571	Wells Fargo & Co.	169,120
2,472	Western Alliance Bancorp(b)	145,008
912	Willis Towers Watson PLC	146,349
2,944	Zions Bancorporation	159,064

		17,198,404

	Health Care - 8.8%
2,616	Abbott Laboratories	162,611
1,525	AbbVie, Inc.	171,135
811	Aetna, Inc.	151,511
2,123	Agilent Technologies, Inc.	155,892

4,472	Akorn, Inc.(b)	$144,088
1,353	Alexion Pharmaceuticals, Inc.(b)	161,440
1,718	AmerisourceBergen Corp.	171,233
870	Amgen, Inc.	161,864
647	Anthem, Inc.	160,359
2,232	Baxter International, Inc.	160,771
645	Becton, Dickinson and Co.	156,696
455	Biogen, Inc.(b)	158,254
2,312	Bristol-Myers Squibb Co.	144,731
4,145	Bruker Corp.	147,603
2,461	Cardinal Health, Inc.	176,675
1,411	Celgene Corp.(b)	142,737
1,472	Centene Corp.(b)	157,857
2,085	Cerner Corp.(b)	144,136
1,417	Charles River Laboratories International, Inc.(b)	149,408
711	Cigna Corp.	148,137
599	Cooper Cos., Inc. (The)	146,557
1,550	Danaher Corp.	156,984
1,252	Edwards Lifesciences Corp.(b)	158,478
1,712	Eli Lilly & Co.	139,442
2,314	Express Scripts Holding Co.(b)	183,223
1,979	Gilead Sciences, Inc.	165,840
1,821	HCA Healthcare, Inc.(b)	184,212
2,071	Henry Schein, Inc.(b)	156,733
1,755	Hill-Rom Holdings, Inc.	149,754
3,449	Hologic, Inc.(b)	147,272
583	Humana, Inc.	164,307
1,433	Iqvia Holdings, Inc.(b)	146,438
1,041	Johnson & Johnson	143,856
932	Laboratory Corp. of America Holdings(b)	162,634
1,008	McKesson Corp.	170,231
1,774	Medtronic PLC	152,369
2,634	Merck & Co., Inc.	156,065
239	Mettler-Toledo International, Inc.(b)	161,387
3,947	Mylan NV(b)	169,129
3,938	Patterson Cos., Inc.	141,335
1,991	PerkinElmer, Inc.	159,599
4,018	Pfizer, Inc.	148,827
4,981	Premier, Inc., Class A(b)	161,633
4,575	Qiagen N.V.(b)	153,217
1,494	Quest Diagnostics, Inc.	158,095
420	Regeneron Pharmaceuticals, Inc.(b)	153,993
1,707	ResMed, Inc.	172,049
1,628	STERIS PLC	148,018
947	Stryker Corp.	155,668
569	Teleflex, Inc.	158,040
754	Thermo Fisher Scientific, Inc.	168,979
1,125	United Therapeutics Corp.(b)	145,125
658	UnitedHealth Group, Inc.	155,801
1,352	Universal Health Services, Inc., Class B	164,268
1,312	Varian Medical Systems, Inc.(b)	167,280
744	Waters Corp.(b)	160,414
687	WellCare Health Plans, Inc.(b)	144,531
1,460	West Pharmaceutical Services, Inc.	146,292
1,251	Zimmer Biomet Holdings, Inc.	159,027

		9,264,240

	Industrials - 16.2%
627	3M Co.	157,063
2,325	A.O. Smith Corp.	155,263
2,056	AGCO Corp.	149,307
3,418	Air Lease Corp.	166,183
2,103	Alaska Air Group, Inc.	138,230
1,758	Allegion PLC	151,381
3,622	Allison Transmission Holdings, Inc.	160,237
410	AMERCO	149,683

Schedule of Investments(a)

2,957	American Airlines Group, Inc.	$160,624
2,027	AMETEK, Inc.	154,660
2,438	Armstrong World Industries, Inc.(b)	152,863
539	Boeing Co. (The)	191,005
2,386	BWX Technologies, Inc.	151,368
1,721	C.H. Robinson Worldwide, Inc.	157,403
1,271	Carlisle Cos., Inc.	145,161
1,052	Caterpillar, Inc.	171,245
953	Cintas Corp.	160,533
3,991	Colfax Corp.(b)	159,720
1,083	Copa Holdings SA, Class A (Panama)	149,811
3,459	Copart, Inc.(b)	152,438
1,748	Crane Co.	174,695
2,673	CSX Corp.	151,746
885	Cummins, Inc.	166,380
979	Deere & Co.	162,925
2,797	Delta Air Lines, Inc.	158,786
3,006	Donaldson Co., Inc.	152,284
1,523	Dover Corp.	161,758
1,198	Dun & Bradstreet Corp. (The)	148,229
1,898	Eaton Corp. PLC	159,375
2,281	Emerson Electric Co.	164,757
1,332	Equifax, Inc.	166,407
2,265	Expeditors International of Washington, Inc.	147,112
2,838	Fastenal Co.	155,976
651	FedEx Corp.	170,874
1,985	Fortive Corp.	150,900
2,174	Fortune Brands Home & Security, Inc.	154,202
716	General Dynamics Corp.	159,296
1,897	Genesee & Wyoming, Inc., Class A(b)	151,475
1,019	Harris Corp.	162,408
762	HEICO Corp.	61,204
1,505	HEICO Corp., Class A	99,104
2,362	Hexcel Corp.	161,443
952	Honeywell International, Inc.	152,006
1,161	Hubbell, Inc.	157,838
606	Huntington Ingalls Industries, Inc.	143,949
1,100	IDEX Corp.	157,828
879	Illinois Tool Works, Inc.	152,656
1,693	Ingersoll-Rand PLC	160,209
2,708	ITT, Inc.	151,648
1,340	J.B. Hunt Transport Services, Inc.	161,912
2,243	Jacobs Engineering Group, Inc.	155,799
6,948	JetBlue Airways Corp.(b)	144,935
1,323	Kansas City Southern	149,671
2,930	KAR Auction Services, Inc.	159,802
2,211	Kirby Corp.(b)	165,604
741	L3 Technologies, Inc.	157,433
1,432	Landstar System, Inc.	159,024
717	Lennox International, Inc.	156,241
1,624	Lincoln Electric Holdings, Inc.	158,454
453	Lockheed Martin Corp.	160,747
1,120	ManpowerGroup, Inc.	147,157
3,466	Masco Corp.	154,792
4,007	Nielsen Holdings PLC	149,902
1,165	Nordson Corp.	167,434
1,064	Norfolk Southern Corp.	160,536
488	Northrop Grumman Corp.	166,179
1,153	Old Dominion Freight Line, Inc.	168,857
1,102	Orbital ATK, Inc.	145,354
1,637	Oshkosh Corp.	148,509
1,649	Owens Corning	153,308
2,114	PACCAR, Inc.	157,620
795	Parker-Hannifin Corp.	160,129
2,097	Pentair PLC (United Kingdom)	149,935

3,865	Quanta Services, Inc.(b)	$148,764
794	Raytheon Co.	165,898
1,896	Regal Beloit Corp.	147,698
2,268	Republic Services, Inc.	156,038
2,566	Robert Half International, Inc.	148,520
789	Rockwell Automation, Inc.	155,662
1,104	Rockwell Collins, Inc.	152,893
560	Roper Technologies, Inc.	157,130
1,794	Ryder System, Inc.	156,132
2,903	Sensata Technologies Holding NV(b)	163,294
873	Snap-on, Inc.	149,554
2,469	Southwest Airlines Co.	150,115
1,747	Spirit AeroSystems Holdings, Inc., Class A	178,823
871	Stanley Black & Decker, Inc.	144,786
800	Teledyne Technologies, Inc.(b)	152,736
2,656	Textron, Inc.	155,828
2,957	Timken Co. (The)	155,390
2,263	Toro Co. (The)	148,566
521	TransDigm Group, Inc.	165,110
2,690	TransUnion(b)	159,678
4,130	Trinity Industries, Inc.	142,361
1,184	Union Pacific Corp.	158,064
2,348	United Continental Holdings, Inc.(b)	159,241
1,227	United Parcel Service, Inc., Class B	156,222
947	United Rentals, Inc.(b)	171,511
1,235	United Technologies Corp.	170,442
4,977	Univar, Inc.(b)	148,613
3,873	USG Corp.(b)	149,730
860	Valmont Industries, Inc.	140,696
1,536	Verisk Analytics, Inc.(b)	153,677
971	WABCO Holdings, Inc.(b)	149,913
1,895	Wabtec Corp.	153,571
1,764	Waste Management, Inc.	155,991
876	Watsco, Inc.	157,496
6,601	Welbilt, Inc.(b)	147,202
1,895	XPO Logistics, Inc.(b)	178,964
2,136	Xylem, Inc.	154,347

		17,071,638

	Information Technology - 12.4%
1,018	Accenture PLC, Class A	163,593
2,350	Activision Blizzard, Inc.	174,205
644	Alliance Data Systems Corp.	165,289
71	Alphabet, Inc., Class A(b)	83,938
72	Alphabet, Inc., Class C(b)	84,236
2,233	Amdocs Ltd.	152,737
1,623	Amphenol Corp., Class A	150,566
1,700	Analog Devices, Inc.	156,196
863	Apple, Inc.	144,492
2,750	Applied Materials, Inc.	147,482
4,963	ARRIS International PLC(b)	125,564
1,808	Arrow Electronics, Inc.(b)	147,063
1,282	Automatic Data Processing, Inc.	158,494
3,834	Booz Allen Hamilton Holding Corp.	150,216
1,633	Broadridge Financial Solutions, Inc.	157,438
4,466	CA, Inc.	160,106
3,377	Cadence Design Systems, Inc.(b)	151,492
2,114	CDK Global, Inc.	150,707
2,117	CDW Corp.	158,330
3,880	Cisco Systems, Inc.	161,175
1,677	Citrix Systems, Inc.(b)	155,559
2,017	Cognizant Technology Solutions Corp., Class A	157,286
501	Coherent, Inc.(b)	130,020
3,996	CommScope Holding Co., Inc.(b)	154,365
3,390	CoreLogic, Inc.(b)	160,550
4,487	Corning, Inc.	140,084

Schedule of Investments(a)

1,865	Dell Technologies, Inc., Class V(b)	$133,720
2,361	Dolby Laboratories, Inc., Class A	151,907
2,368	DST Systems, Inc.	197,420
4,233	eBay, Inc.(b)	171,775
2,397	EchoStar Corp., Class A(b)	146,361
1,383	Electronic Arts, Inc.(b)	175,586
1,603	Euronet Worldwide, Inc.(b)	150,474
1,568	Fidelity National Information Services, Inc.	160,500
9,007	First Data Corp., Class A(b)	159,424
1,129	Fiserv, Inc.(b)	159,008
811	FleetCor Technologies, Inc.(b)	172,338
3,125	FLIR Systems, Inc.	160,031
3,509	Fortinet, Inc.(b)	161,554
4,544	Genpact Ltd.	154,223
1,472	Global Payments, Inc.	164,540
10,424	Hewlett Packard Enterprise Co.	170,954
6,796	HP, Inc.	158,483
3,315	Intel Corp.	159,584
950	International Business Machines Corp.	155,515
946	Intuit, Inc.	158,833
5,105	Jabil, Inc.	129,820
1,276	Jack Henry & Associates, Inc.	159,066
4,913	Juniper Networks, Inc.	128,475
3,381	Keysight Technologies, Inc.(b)	157,960
1,454	KLA-Tencor Corp.	159,649
747	Lam Research Corp.	143,065
2,338	Leidos Holdings, Inc.	155,711
2,796	Maxim Integrated Products, Inc.	170,556
1,684	Microchip Technology, Inc.	160,350
3,329	Micron Technology, Inc.(b)	145,544
2,817	Microsemi Corp.(b)	174,062
1,751	Microsoft Corp.	166,363
1,547	Motorola Solutions, Inc.	153,865
3,383	National Instruments Corp.	168,947
2,591	NetApp, Inc.	159,347
1,285	NXP Semiconductors NV (Netherlands)(b)	154,611
7,283	ON Semiconductor Corp.(b)	180,181
3,005	Oracle Corp.	155,028
2,191	Paychex, Inc.	149,536
2,193	QUALCOMM, Inc.	149,672
7,344	Sabre Corp.	152,535
1,385	Skyworks Solutions, Inc.	134,636
3,552	SS&C Technologies Holdings, Inc.	178,595
1,681	Synopsys, Inc.(b)	155,677
3,864	Teradata Corp.(b)	156,492
3,565	Teradyne, Inc.	163,420
1,500	Texas Instruments, Inc.	164,505
2,014	Total System Services, Inc.	178,964
3,509	Trimble, Inc.(b)	154,747
1,268	VeriSign, Inc.(b)	145,719
3,777	Versum Materials, Inc.	138,994
1,326	Visa, Inc., Class A	164,729
1,228	VMware, Inc., Class A(b)	152,014
1,795	Western Digital Corp.	159,719
7,392	Western Union Co. (The)	153,680
2,013	Worldpay, Inc., Class A(b)	161,664
2,095	Xilinx, Inc.	152,977
1,331	Zebra Technologies Corp., Class A(b)	163,926

		13,018,214

	Materials - 7.3%
894	Air Products & Chemicals, Inc.	150,523
1,104	Albemarle Corp.	123,195
1,659	AptarGroup, Inc.	145,030
1,978	Ashland Global Holdings, Inc.	143,583
1,309	Avery Dennison Corp.	160,588
3,874	Axalta Coating Systems Ltd.(b)	122,031

3,683	Ball Corp.	$140,985
3,120	Bemis Co., Inc.	145,829
2,453	Berry Global Group, Inc.(b)	145,193
2,357	Cabot Corp.	159,427
1,360	Celanese Corp., Series A	147,098
2,815	Chemours Co. (The)	145,310
2,457	Crown Holdings, Inc.(b)	142,629
3,045	Domtar Corp.	156,391
2,026	DowDuPont, Inc.	153,125
1,343	Eagle Materials, Inc.	150,483
1,597	Eastman Chemical Co.	158,390
1,082	Ecolab, Inc.	148,970
1,561	FMC Corp.	142,566
10,392	Freeport-McMoRan, Inc.(b)	202,644
9,617	Graphic Packaging Holding Co.	155,314
4,582	Huntsman Corp.	158,400
944	International Flavors & Fragrances, Inc.	141,883
2,619	International Paper Co.	164,630
1,389	LyondellBasell Industries NV, Class A	166,458
720	Martin Marietta Materials, Inc.	164,282
1,240	Monsanto Co.	151,032
365	NewMarket Corp.	145,120
3,980	Newmont Mining Corp.	161,230
2,536	Nucor Corp.	169,811
4,124	Olin Corp.	153,743
6,085	Owens-Illinois, Inc.(b)	141,294
1,264	Packaging Corp. of America	158,796
1,246	PPG Industries, Inc.	147,938
941	Praxair, Inc.	151,962
1,869	Reliance Steel & Aluminum Co.	163,706
1,776	Royal Gold, Inc.	158,064
2,741	RPM International, Inc.	143,080
1,480	Scotts Miracle-Gro Co. (The)	133,600
3,080	Sealed Air Corp.	145,838
370	Sherwin-Williams Co. (The)	154,331
5,064	Silgan Holdings, Inc.	151,363
2,744	Sonoco Products Co.	149,027
3,423	Southern Copper Corp. (Peru)	166,187
3,845	Steel Dynamics, Inc.	174,563
5,981	Valvoline, Inc.	147,432
1,168	Vulcan Materials Co.	158,147
1,976	W.R. Grace & Co.	145,868
1,523	Westlake Chemical Corp.	171,490
2,419	WestRock Co.	161,178

		7,639,757

	Real Estate - 7.9%
1,030	American Tower Corp. REIT	152,131
3,284	Apartment Investment & Management Co., Class A REIT	137,403
7,505	Apple Hospitality REIT, Inc. REIT	146,272
802	AvalonBay Communities, Inc. REIT	136,661
1,167	Boston Properties, Inc. REIT	144,370
8,384	Brandywine Realty Trust REIT	150,409
1,585	Camden Property Trust REIT	137,198
3,389	CBRE Group, Inc., Class A(b)	154,843
6,359	Columbia Property Trust, Inc. REIT	139,199
6,233	CoreCivic, Inc. REIT	144,668
1,288	CoreSite Realty Corp. REIT	139,516
4,762	Corporate Office Properties Trust REIT	130,003
5,131	CubeSmart REIT	141,256
2,425	DCT Industrial Trust, Inc. REIT	143,536
3,616	Douglas Emmett, Inc. REIT	139,831
5,239	Duke Realty Corp. REIT	138,362
7,158	Empire State Realty Trust, Inc., Class A REIT	139,939
2,152	EPR Properties REIT	127,097

Schedule of Investments(a)

4,802	Equity Commonwealth REIT(b)	$143,628
1,625	Equity LifeStyle Properties, Inc. REIT	140,270
2,177	Equity Residential REIT	134,125
588	Essex Property Trust, Inc. REIT	136,992
1,711	Extra Space Storage, Inc. REIT	142,834
1,103	Federal Realty Investment Trust REIT	133,242
4,094	Gaming and Leisure Properties, Inc. REIT	149,185
6,222	GGP, Inc. REIT	143,293
5,411	HCP, Inc. REIT	130,297
2,872	Highwoods Properties, Inc. REIT	137,511
4,879	Hospitality Properties Trust REIT	138,612
7,402	Host Hotels & Resorts, Inc. REIT	153,666
1,175	Howard Hughes Corp. (The)(b)	148,003
3,597	Iron Mountain, Inc. REIT	126,003
960	Jones Lang LaSalle, Inc.	150,096
1,929	Kilroy Realty Corp. REIT	137,576
1,971	Lamar Advertising Co., Class A REIT	141,912
3,262	Liberty Property Trust REIT	135,079
1,627	Life Storage, Inc. REIT	135,204
2,270	Macerich Co. (The) REIT	146,574
10,561	Medical Properties Trust, Inc. REIT	138,138
1,422	Mid-America Apartment Communities, Inc. REIT	135,616
3,523	National Retail Properties, Inc. REIT	139,793
5,429	Omega Healthcare Investors, Inc. REIT	146,800
6,168	Outfront Media, Inc. REIT	138,163
7,334	Piedmont Office Realty Trust, Inc., Class A REIT	143,160
2,204	Prologis, Inc. REIT	143,502
718	Public Storage REIT	140,556
4,653	Rayonier, Inc. REIT	151,036
5,353	Realogy Holdings Corp.	147,261
2,621	Realty Income Corp. REIT	139,411
7,605	Senior Housing Properties Trust REIT	131,795
1,422	SL Green Realty Corp. REIT	142,939
5,643	STORE Capital Corp. REIT	138,310
3,699	UDR, Inc. REIT	135,124
2,275	Ventas, Inc. REIT	127,332
1,896	Vornado Realty Trust REIT	135,905
4,416	Weingarten Realty Investors REIT	130,493
2,162	Welltower, Inc. REIT	129,655
4,120	Weyerhaeuser Co. REIT	154,665
2,051	WP Carey, Inc. REIT	132,925

		8,269,375

	Telecommunication Services - 0.6%
3,992	AT&T, Inc.	149,500
2,356	T-Mobile US, Inc.(b)	153,376
2,914	Verizon Communications, Inc.	157,560
4,122	Zayo Group Holdings, Inc.(b)	151,277

		611,713

	Utilities - 4.0%
3,244	Alliant Energy Corp.	128,949
2,287	Ameren Corp.	129,513
1,892	American Electric Power Co., Inc.	130,132
1,614	American Water Works Co., Inc.	134,236
3,893	Aqua America, Inc.	140,966
1,611	Atmos Energy Corp.	133,552
2,754	Avangrid, Inc.	134,175
4,905	CenterPoint Energy, Inc.	138,223
2,938	CMS Energy Corp.	131,476
1,645	Consolidated Edison, Inc.	132,192
1,730	Dominion Energy, Inc.	132,241
1,269	DTE Energy Co.	134,057
1,635	Duke Energy Corp.	128,348
1,787	Edison International	111,741
2,249	Eversource Energy	141,889

3,491	Exelon Corp.	$134,438
4,278	Great Plains Energy, Inc.	133,131
3,822	Hawaiian Electric Industries, Inc.	130,369
2,488	National Fuel Gas Co.	138,706
952	NextEra Energy, Inc.	150,816
5,355	NiSource, Inc.	132,161
4,129	OGE Energy Corp.	132,954
1,603	Pinnacle West Capital Corp.	128,160
3,979	PPL Corp.	126,811
2,760	Public Service Enterprise Group, Inc.	143,161
1,207	Sempra Energy	129,173
2,854	Southern Co. (The)	128,744
3,034	UGI Corp.	138,866
2,121	Vectren Corp.	128,596
2,099	WEC Energy Group, Inc.	134,966
2,587	Westar Energy, Inc.	133,644
2,837	Xcel Energy, Inc.	129,481

		4,255,867

	Total Investments in Securities (Cost $96,864,245) - 100.0%	105,187,544
	Other assets less liabilities - (0.0)%	(3,332)

	Net Assets - 100.0%	$105,184,212

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
Invesco Ltd.	$106,583	$59,348	$(20,760)	$1,108	$(386)	$145,893	$901

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.5%
3,454	Adient PLC	$223,819
2,794	Advance Auto Parts, Inc.	326,870
239	Amazon.com, Inc.(b)	346,763
5,003	AMC Networks, Inc., Class A(b)	258,105
3,237	Aptiv PLC	307,127
6,424	Aramark	294,283
4,935	AutoNation, Inc.(b)	297,186
397	AutoZone, Inc.(b)	303,880
12,089	Bed Bath & Beyond, Inc.	279,014
4,445	Best Buy Co., Inc.	324,752
5,080	BorgWarner, Inc.	285,801
2,970	Bright Horizons Family Solutions, Inc.(b)	291,654
4,859	Brunswick Corp.	305,048
2,479	Burlington Stores, Inc.(b)	301,719
412	Cable One, Inc.	290,884
4,971	CalAtlantic Group, Inc.	279,022
4,071	CarMax, Inc.(b)	290,547
4,116	Carnival Corp.	294,747
2,463	Carter’s, Inc.	296,299
4,771	CBS Corp., Class B	274,857
887	Charter Communications, Inc., Class A(b)	334,621
921	Chipotle Mexican Grill, Inc.(b)	299,104
3,501	Choice Hotels International, Inc.	287,607
7,697	Cinemark Holdings, Inc.	283,250
7,209	Comcast Corp., Class A	306,599
5,450	D.R. Horton, Inc.	267,323
3,205	Darden Restaurants, Inc.	307,199
5,167	Delphi Technologies PLC	285,373
9,116	Dick’s Sporting Goods, Inc.	286,789
13,981	Discovery Communications, Inc., Class A(b)	350,504
5,572	DISH Network Corp., Class A(b)	261,327
2,936	Dollar General Corp.	302,760
2,542	Dollar Tree, Inc.(b)	292,330
1,519	Domino’s Pizza, Inc.	329,395
4,509	Dunkin’ Brands Group, Inc.	291,507
2,287	Expedia, Inc.	292,759
15,839	Extended Stay America, Inc.	320,423
6,659	Floor & Decor Holdings, Inc., Class A(b)	312,307
6,312	Foot Locker, Inc.	310,235
21,787	Ford Motor Co.	239,003
14,643	GameStop Corp., Class A	246,149
8,101	Gap, Inc. (The)	269,277
4,459	Garmin Ltd.	280,649
6,498	General Motors Co.	275,580
13,355	Gentex Corp.	316,246
2,917	Genuine Parts Co.	303,572
8,720	Goodyear Tire & Rubber Co. (The)	303,630
483	Graham Holdings Co., Class B	287,119
9,970	H&R Block, Inc.	264,604
13,265	Hanesbrands, Inc.	288,116
5,328	Harley-Davidson, Inc.	258,195
2,990	Hasbro, Inc.	282,764
6,445	Hilton Grand Vacations, Inc.(b)	289,832

3,533	Hilton Worldwide Holdings, Inc.	$302,601
1,505	Home Depot, Inc. (The)	302,355
3,807	Hyatt Hotels Corp., Class A(b)	309,509
9,858	International Game Technology PLC	286,572
13,521	Interpublic Group of Cos., Inc. (The)	295,975
4,300	John Wiley & Sons, Inc., Class A	272,620
5,582	Kohl’s Corp.	361,546
4,959	L Brands, Inc.	248,396
3,934	Las Vegas Sands Corp.	304,964
1,548	Lear Corp.	298,981
5,920	Leggett & Platt, Inc.	275,339
4,431	Lennar Corp., Class A	277,646
3,197	Liberty Broadband Corp., Class C(b)	305,473
6,192	Liberty Expedia Holdings, Inc., Class A(b)	290,343
10,947	Liberty Interactive Corp. QVC Group, Series A(b)	307,501
7,855	Liberty Media Corp.-Liberty Formula One, Class C(b)	296,055
6,469	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	289,876
4,843	Liberty Ventures, Series A(b)	285,398
8,622	Lions Gate Entertainment Corp., Class A(b)	291,768
6,262	Live Nation Entertainment, Inc.(b)	282,166
6,862	LKQ Corp.(b)	288,410
3,267	Lowe’s Cos., Inc.	342,153
3,793	Lululemon Athletica, Inc.(b)	296,651
10,796	Macy’s, Inc.	280,156
1,278	Madison Square Garden Co. (The), Class A(b)	275,844
2,145	Marriott International, Inc., Class A	316,044
17,741	Mattel, Inc.	281,017
1,579	McDonald’s Corp.	270,230
8,194	MGM Resorts International	298,671
4,550	Michael Kors Holdings Ltd.(b)	300,300
12,879	Michaels Cos., Inc. (The)(b)	346,059
976	Mohawk Industries, Inc.(b)	274,315
3,431	Murphy USA, Inc.(b)	292,699
1,476	Netflix, Inc.(b)	398,963
8,853	Newell Brands, Inc.	234,073
16,680	News Corp., Class A	285,395
4,511	NIKE, Inc., Class B	307,740
6,065	Nordstrom, Inc.	299,065
5,023	Norwegian Cruise Line Holdings Ltd.(b)	305,097
85	NVR, Inc.(b)	270,144
3,737	Omnicom Group, Inc.	286,441
1,178	O’Reilly Automotive, Inc.(b)	311,805
5,633	Penske Automotive Group, Inc.	293,986
2,074	Polaris Industries, Inc.	234,383
2,146	Pool Corp.	290,225
166	Priceline Group, Inc. (The)(b)	317,400
8,118	PulteGroup, Inc.	258,396
2,038	PVH Corp.	316,053
2,732	Ralph Lauren Corp., Class A	312,295
12,025	Regal Entertainment Group, Class A	275,132
3,557	Ross Stores, Inc.	293,061
2,205	Royal Caribbean Cruises Ltd.	294,478
16,414	Sally Beauty Holdings, Inc.(b)	272,637
3,336	Scripps Networks Interactive, Inc., Class A	293,535
7,262	Service Corp. International	290,262
5,440	ServiceMaster Global Holdings, Inc.(b)	286,797
5,316	Signet Jewelers Ltd.	281,216
48,476	Sirius XM Holdings, Inc.(c)	296,188
4,197	Six Flags Entertainment Corp.	283,549
7,725	Skechers U.S.A., Inc., Class A(b)	318,193
4,608	Starbucks Corp.	261,780
6,503	Tapestry, Inc.	305,901

Schedule of Investments(a)

4,472	Target Corp.	$336,384
19,848	TEGNA, Inc.	287,201
4,655	Tempur Sealy International, Inc.(b)	277,624
926	Tesla, Inc.(b)(c)	328,091
1,798	Thor Industries, Inc.	245,715
2,850	Tiffany & Co.	303,953
3,020	Time Warner, Inc.	287,957
3,701	TJX Cos., Inc. (The)	297,264
5,805	Toll Brothers, Inc.	270,397
4,099	Tractor Supply Co.	312,549
6,564	Tribune Media Co., Class A	279,561
7,931	TripAdvisor, Inc.(b)	274,968
4,407	Tupperware Brands Corp.	254,548
7,992	Twenty-First Century Fox, Inc., Class A	294,905
1,233	Ulta Beauty, Inc.(b)	273,849
20,555	Under Armour, Inc., Class A(b)(c)	284,892
8,388	Urban Outfitters, Inc.(b)	286,115
1,214	Vail Resorts, Inc.	265,332
3,793	VF Corp.	307,764
9,214	Viacom, Inc., Class B	307,932
2,120	Visteon Corp.(b)	275,770
2,587	Walt Disney Co. (The)	281,129
3,652	Wayfair, Inc., Class A(b)	336,021
18,262	Wendy’s Co. (The)	295,479
1,594	Whirlpool Corp.	289,183
5,095	Williams-Sonoma, Inc.	261,017
2,429	Wyndham Worldwide Corp.	301,512
1,724	Wynn Resorts Ltd.	285,477
6,792	Yum China Holdings, Inc.	315,081
3,285	Yum! Brands, Inc.	277,878

		42,415,896

	Consumer Staples - 11.3%
11,901	Altria Group, Inc.	837,116
20,611	Archer-Daniels-Midland Co.	885,242
26,866	Blue Buffalo Pet Products, Inc.(b)	912,907
12,890	Brown-Forman Corp., Class B	893,277
12,304	Bunge Ltd.	977,307
17,283	Campbell Soup Co.	804,524
7,031	Casey’s General Stores, Inc.	851,524
17,684	Church & Dwight Co., Inc.	863,863
5,917	Clorox Co. (The)	838,380
18,599	Coca-Cola Co. (The)	885,126
11,627	Colgate-Palmolive Co.	863,188
22,859	Conagra Brands, Inc.	868,642
3,934	Constellation Brands, Inc., Class A	863,395
1,473	Costco Wholesale Corp.	287,043
15,512	Coty, Inc., Class A	304,190
11,984	CVS Health Corp.	943,021
9,048	Dr Pepper Snapple Group, Inc.	1,079,879
14,372	Edgewell Personal Care Co.(b)	811,443
17,871	Energizer Holdings, Inc.	1,040,450
2,186	Estee Lauder Cos., Inc. (The), Class A	295,023
42,157	Flowers Foods, Inc.	826,699
15,024	General Mills, Inc.	878,754
20,826	Hain Celestial Group, Inc. (The)(b)	794,304
12,305	Herbalife Ltd.(b)(c)	1,021,192
7,501	Hershey Co. (The)	827,585
23,061	Hormel Foods Corp.	791,684
6,241	Ingredion, Inc.	896,457
7,195	JM Smucker Co. (The)	912,974
12,651	Kellogg Co.	861,660
7,104	Kimberly-Clark Corp.	831,168
10,735	Kraft Heinz Co. (The)	841,517
32,100	Kroger Co. (The)	974,556
15,495	Lamb Weston Holdings, Inc.	908,007
8,333	McCormick & Co., Inc.	906,380

10,643	Molson Coors Brewing Co., Class B	$894,225
19,943	Mondelez International, Inc., Class A	885,469
13,662	Monster Beverage Corp.(b)	932,158
12,994	Nu Skin Enterprises, Inc., Class A	933,489
7,294	PepsiCo, Inc.	877,468
7,985	Philip Morris International, Inc.	856,232
22,849	Pilgrim’s Pride Corp.(b)	634,517
14,958	Pinnacle Foods, Inc.	926,498
10,986	Post Holdings, Inc.(b)	831,311
9,458	Procter & Gamble Co. (The)	816,604
475,723	Rite Aid Corp.(b)	1,037,076
205	Seaboard Corp.	888,880
7,354	Spectrum Brands Holdings, Inc.	871,155
35,802	Sprouts Farmers Market, Inc.(b)	999,950
13,991	Sysco Corp.	879,614
18,097	TreeHouse Foods, Inc.(b)	853,454
10,288	Tyson Foods, Inc., Class A	783,020
27,819	US Foods Holding Corp.(b)	893,824
12,238	Walgreens Boots Alliance, Inc.	921,032
2,818	Walmart, Inc.	300,399

		45,394,852

	Energy - 11.1%
14,284	Anadarko Petroleum Corp.	857,754
6,210	Andeavor	671,674
37,135	Antero Resources Corp.(b)	721,533
16,629	Apache Corp.	746,143
22,260	Baker Hughes a GE Co.	715,659
24,330	Cabot Oil & Gas Corp.	641,095
35,804	Centennial Resource Development, Inc., Class A(b)	730,760
14,422	Cheniere Energy, Inc.(b)	815,708
182,664	Chesapeake Energy Corp.(b)	639,324
5,662	Chevron Corp.	709,732
6,090	Cimarex Energy Co.	683,298
46,478	CNX Resources Corp.(b)	651,157
5,001	Concho Resources, Inc.(b)	787,357
13,370	ConocoPhillips	786,290
28,339	Consol Energy, Inc.(b)	919,034
14,351	Continental Resources, Inc.(b)	796,911
18,183	Devon Energy Corp.	752,231
6,210	Diamondback Energy, Inc.(b)	779,355
12,533	Energen Corp.(b)	654,599
6,777	EOG Resources, Inc.	779,355
12,107	EQT Corp.	657,289
45,752	Extraction Oil & Gas, Inc.(b)	645,103
8,194	Exxon Mobil Corp.	715,336
54,723	Gulfport Energy Corp.(b)	556,533
15,552	Halliburton Co.	835,142
11,812	Helmerich & Payne, Inc.	850,818
15,146	Hess Corp.	765,024
14,909	HollyFrontier Corp.	715,036
38,929	Kinder Morgan, Inc.	699,943
89,522	Kosmos Energy Ltd. (Ghana)(b)	618,597
68,414	Laredo Petroleum, Inc.(b)	665,668
45,857	Marathon Oil Corp.	834,139
10,563	Marathon Petroleum Corp.	731,699
24,055	Murphy Oil Corp.	772,166
111,160	Nabors Industries Ltd.	871,494
20,857	National Oilwell Varco, Inc.	765,035
23,412	Newfield Exploration Co.(b)	741,224
26,095	Noble Energy, Inc.	796,419
9,741	Occidental Petroleum Corp.	730,283
36,669	Oceaneering International, Inc.	758,315
12,888	ONEOK, Inc.	758,588
26,311	Parsley Energy, Inc., Class A(b)	620,940
31,335	Patterson-UTI Energy, Inc.	740,133

Schedule of Investments(a)

20,604	PBF Energy, Inc., Class A	$666,127
6,917	Phillips 66	708,301
4,476	Pioneer Natural Resources Co.	818,705
73,541	QEP Resources, Inc.(b)	688,344
42,376	Range Resources Corp.	603,858
28,156	RPC, Inc.(c)	568,751
18,549	RSP Permian, Inc.(b)	736,024
10,881	Schlumberger Ltd.	800,624
30,979	SM Energy Co.	723,360
122,215	Southwestern Energy Co.(b)	518,192
15,019	Targa Resources Corp.	720,912
67,187	Transocean Ltd.(b)	724,948
7,887	Valero Energy Corp.	756,915
200,546	Weatherford International PLC(b)	790,151
27,671	Whiting Petroleum Corp.(b)	772,574
23,747	Williams Cos., Inc. (The)	745,418
24,694	World Fuel Services Corp.	688,716
53,468	WPX Energy, Inc.(b)	787,584

		44,503,397

	Financials - 6.2%
851	Affiliated Managers Group, Inc.	169,885
1,947	Aflac, Inc.	171,725
8,344	AGNC Investment Corp. REIT	156,784
319	Alleghany Corp.(b)	200,236
1,677	Allstate Corp. (The)	165,637
6,011	Ally Financial, Inc.	178,947
1,735	American Express Co.	172,459
1,642	American Financial Group, Inc.	186,104
2,852	American International Group, Inc.	182,300
1,360	American National Insurance Co.	171,890
1,015	Ameriprise Financial, Inc.	171,230
14,212	Annaly Capital Management, Inc. REIT	149,794
1,232	Aon PLC	175,153
1,847	Arch Capital Group Ltd.(b)	167,966
2,602	Arthur J. Gallagher & Co.	177,769
4,129	Aspen Insurance Holdings Ltd. (Bermuda)	154,218
6,735	Associated Banc-Corp.	166,691
1,730	Assurant, Inc.	158,260
4,924	Assured Guaranty Ltd.	175,245
3,553	Athene Holding Ltd., Class A(b)	178,218
3,427	Axis Capital Holdings Ltd.	173,166
5,928	Bank of America Corp.	189,696
2,007	Bank of Hawaii Corp.	167,926
3,150	Bank of New York Mellon Corp. (The)	178,605
3,675	Bank of The Ozarks	183,566
4,281	BankUnited, Inc.	175,692
3,441	BB&T Corp.	189,909
859	Berkshire Hathaway, Inc., Class B(b)	184,152
10,253	BGC Partners, Inc., Class A	146,720
331	BlackRock, Inc.	185,956
1,936	BOK Financial Corp.	187,192
2,913	Brighthouse Financial, Inc.(b)	187,189
3,295	Brown & Brown, Inc.	172,922
1,792	Capital One Financial Corp.	186,296
1,368	Cboe Global Markets, Inc.	183,846
3,335	Charles Schwab Corp. (The)	177,889
9,071	Chimera Investment Corp. REIT	154,116
1,148	Chubb Ltd.	179,260
2,294	Cincinnati Financial Corp.	176,409
3,464	CIT Group, Inc.	175,590
2,271	Citigroup, Inc.	178,228
4,110	Citizens Financial Group, Inc.	188,649
1,114	CME Group, Inc.	170,977
3,180	CNA Financial Corp.	172,229
2,016	Comerica, Inc.	191,964
3,047	Commerce Bancshares, Inc.	178,280

543	Credit Acceptance Corp.(b)	$179,033
1,794	Cullen/Frost Bankers, Inc.	190,900
2,319	Discover Financial Services	185,056
3,429	E*TRADE Financial Corp.(b)	180,708
2,824	East West Bancorp, Inc.	186,130
3,020	Eaton Vance Corp.	174,556
1,422	Erie Indemnity Co., Class A	168,877
805	Everest Re Group Ltd.	184,989
12,053	F.N.B. Corp.	172,961
849	FactSet Research Systems, Inc.	170,386
4,926	Federated Investors, Inc., Class B	170,834
5,600	Fifth Third Bancorp	185,360
3,067	First American Financial Corp.	181,168
5,728	First Hawaiian, Inc.	165,539
8,466	First Horizon National Corp.	168,135
1,830	First Republic Bank	163,877
4,282	FNF Group	166,912
3,823	Franklin Resources, Inc.	162,133
693	Goldman Sachs Group, Inc. (The)	185,648
1,614	Hanover Insurance Group, Inc. (The)	182,624
3,102	Hartford Financial Services Group, Inc. (The)	182,274
11,581	Huntington Bancshares, Inc.	187,381
2,824	Interactive Brokers Group, Inc., Class A	180,708
2,426	Intercontinental Exchange, Inc.	179,136
4,561	Invesco Ltd.(d)	164,789
1,622	JPMorgan Chase & Co.	187,617
8,627	KeyCorp	184,618
3,368	Lazard Ltd., Class A	197,264
4,235	Legg Mason, Inc.	180,496
6,549	Leucadia National Corp.	177,281
2,200	Lincoln National Corp.	182,160
3,415	Loews Corp.	176,385
3,166	LPL Financial Holdings, Inc.	188,884
1,001	M&T Bank Corp.	190,971
168	Markel Corp.(b)	192,812
862	MarketAxess Holdings, Inc.	169,133
2,032	Marsh & McLennan Cos., Inc.	169,713
3,151	Mercury General Corp.	154,241
3,183	MetLife, Inc.	153,007
21,175	MFA Financial, Inc. REIT	151,613
1,114	Moody’s Corp.	180,234
3,254	Morgan Stanley	184,014
1,814	Morningstar, Inc.	174,362
1,323	MSCI, Inc., Class A	184,201
2,195	Nasdaq, Inc.	177,597
13,373	Navient Corp.	190,565
9,505	New Residential Investment Corp. REIT	164,341
12,752	New York Community Bancorp, Inc.	180,568
1,751	Northern Trust Corp.	184,538
8,184	Old Republic International Corp.	175,874
6,450	OneMain Holdings, Inc.(b)	210,980
3,561	PacWest Bancorp	186,703
9,017	People’s United Financial, Inc.	177,364
2,541	Pinnacle Financial Partners, Inc.	160,845
1,199	PNC Financial Services Group, Inc. (The)	189,466
4,829	Popular, Inc.	196,251
2,409	Principal Financial Group, Inc.	162,848
2,769	ProAssurance Corp.	151,464
3,116	Progressive Corp. (The)	168,576
2,467	Prosperity Bancshares, Inc.	186,999
1,467	Prudential Financial, Inc.	174,309
1,936	Raymond James Financial, Inc.	186,611
10,036	Regions Financial Corp.	192,992
1,058	Reinsurance Group of America, Inc.	165,736
1,347	RenaissanceRe Holdings Ltd. (Bermuda)	171,258

Schedule of Investments(a)

1,005	S&P Global, Inc.	$182,006
9,521	Santander Consumer USA Holdings, Inc.(b)	164,237
2,420	SEI Investments Co.	181,863
1,242	Signature Bank/New York NY(b)	191,268
14,703	SLM Corp.(b)	168,202
7,833	Starwood Property Trust, Inc. REIT	159,715
1,757	State Street Corp.	193,569
2,622	SunTrust Banks, Inc.	185,375
745	SVB Financial Group(b)	183,680
4,561	Synchrony Financial	180,980
3,480	Synovus Financial Corp.	175,357
1,671	T. Rowe Price Group, Inc.	186,534
8,323	TCF Financial Corp.	178,528
3,264	TD Ameritrade Holding Corp.	182,099
11,078	TFS Financial Corp.	161,960
1,922	Torchmark Corp.	174,614
1,268	Travelers Cos., Inc. (The)	190,099
10,456	Two Harbors Investment Corp. REIT	154,226
3,095	U.S. Bancorp	176,848
3,000	Unum Group	159,570
3,681	Validus Holdings Ltd.	249,204
3,855	Voya Financial, Inc.	200,113
2,443	W.R. Berkley Corp.	178,290
2,990	Webster Financial Corp.	169,294
2,862	Wells Fargo & Co.	188,262
2,915	Western Alliance Bancorp(b)	170,994
200	White Mountains Insurance Group Ltd.	167,980
1,196	Willis Towers Watson PLC	191,922
4,628	XL Group Ltd. (Bermuda)	170,496
3,372	Zions Bancorporation	182,189

		25,021,414

	Health Care - 11.6%
7,951	Abbott Laboratories	494,234
4,603	AbbVie, Inc.	516,549
2,312	ABIOMED, Inc.(b)	543,320
13,662	Acadia Healthcare Co., Inc.(b)	465,601
14,448	ACADIA Pharmaceuticals, Inc.(b)	432,140
2,436	Aetna, Inc.	455,094
6,514	Agilent Technologies, Inc.	478,323
7,134	Agios Pharmaceuticals, Inc.(b)	561,874
13,367	Akorn, Inc.(b)	430,685
4,065	Alexion Pharmaceuticals, Inc.(b)	485,036
1,800	Align Technology, Inc.(b)	471,600
8,236	Alkermes PLC(b)	470,852
2,730	Allergan PLC	492,110
3,372	Alnylam Pharmaceuticals, Inc.(b)	438,293
5,053	AmerisourceBergen Corp.	503,633
2,498	Amgen, Inc.	464,753
1,953	Anthem, Inc.	484,051
3,210	athenahealth, Inc.(b)	402,245
6,835	Baxter International, Inc.	492,325
2,666	Becton, Dickinson and Co.	647,678
1,407	Biogen, Inc.(b)	489,369
5,363	BioMarin Pharmaceutical, Inc.(b)	483,903
1,708	Bio-Rad Laboratories, Inc., Class A(b)	441,569
3,362	Bio-Techne Corp.	471,655
8,565	Bioverativ, Inc.(b)	882,709
17,348	Boston Scientific Corp.(b)	485,050
7,026	Bristol-Myers Squibb Co.	439,828
42,504	Brookdale Senior Living, Inc.(b)	403,788
12,715	Bruker Corp.	452,781
7,435	Cardinal Health, Inc.	533,759
4,232	Celgene Corp.(b)	428,109
4,303	Centene Corp.(b)	461,454
6,217	Cerner Corp.(b)	429,781

4,217	Charles River Laboratories International, Inc.(b)	$444,640
2,188	Cigna Corp.	455,870
1,815	Cooper Cos., Inc. (The)	444,076
4,694	Danaher Corp.	475,408
6,475	DaVita, Inc.(b)	505,309
6,692	DENTSPLY Sirona, Inc.	406,941
7,247	DexCom, Inc.(b)	421,775
3,704	Edwards Lifesciences Corp.(b)	468,852
5,057	Eli Lilly & Co.	411,893
58,403	Endo International PLC(b)	403,565
13,916	Envision Healthcare Corp.(b)	500,837
16,145	Exelixis, Inc.(b)	489,355
6,451	Express Scripts Holding Co.(b)	510,790
5,978	Gilead Sciences, Inc.	500,956
5,101	HCA Healthcare, Inc.(b)	516,017
6,437	Henry Schein, Inc.(b)	487,152
5,212	Hill-Rom Holdings, Inc.	444,740
10,433	Hologic, Inc.(b)	445,489
1,715	Humana, Inc.	483,338
2,722	IDEXX Laboratories, Inc.(b)	509,123
2,023	Illumina, Inc.(b)	470,631
4,577	Incyte Corp.(b)	413,257
7,066	Intercept Pharmaceuticals, Inc.(b)	438,799
33,116	Intrexon Corp.(b)(c)	430,508
1,141	Intuitive Surgical, Inc.(b)	492,535
8,054	Ionis Pharmaceuticals, Inc.(b)	422,996
4,302	Iqvia Holdings, Inc.(b)	439,621
3,096	Johnson & Johnson	427,836
7,668	Juno Therapeutics, Inc.(b)	657,991
2,796	Laboratory Corp. of America Holdings(b)	487,902
9,358	LifePoint Health, Inc.(b)	462,753
20,437	Mallinckrodt PLC(b)	369,092
2,905	McKesson Corp.	490,596
8,539	MEDNAX, Inc.(b)	450,945
5,383	Medtronic PLC	462,346
7,940	Merck & Co., Inc.	470,445
577	Mettler-Toledo International, Inc.(b)	389,625
11,620	Mylan NV(b)	497,917
5,996	Neurocrine Biosciences, Inc.(b)	512,478
85,530	OPKO Health, Inc.(b)(c)	381,464
12,336	Patterson Cos., Inc.	442,739
6,203	PerkinElmer, Inc.	497,232
5,245	Perrigo Co. PLC	475,302
12,243	Pfizer, Inc.	453,481
14,752	Premier, Inc., Class A(b)	478,702
13,900	Qiagen N.V.(b)	465,511
4,498	Quest Diagnostics, Inc.	475,978
1,170	Regeneron Pharmaceuticals, Inc.(b)	428,981
5,062	ResMed, Inc.	510,199
7,522	Seattle Genetics, Inc.(b)	393,401
4,905	STERIS PLC	445,963
2,982	Stryker Corp.	490,181
1,732	Teleflex, Inc.	481,063
5,218	TESARO, Inc.(b)	352,006
2,424	Thermo Fisher Scientific, Inc.	543,243
3,177	United Therapeutics Corp.(b)	409,833
1,976	UnitedHealth Group, Inc.	467,877
3,943	Universal Health Services, Inc., Class B	479,075
3,872	Varian Medical Systems, Inc.(b)	493,680
7,821	Veeva Systems, Inc., Class A(b)	491,628
3,237	Vertex Pharmaceuticals, Inc.(b)	540,158
1,748	Waters Corp.(b)	376,886
2,077	WellCare Health Plans, Inc.(b)	436,959
4,354	West Pharmaceutical Services, Inc.	436,271
3,784	Zimmer Biomet Holdings, Inc.	481,022
6,065	Zoetis, Inc.	465,367

		46,642,752

Schedule of Investments(a)

	Industrials - 12.6%
1,436	3M Co.	$359,718
5,571	A.O. Smith Corp.	372,031
3,734	Acuity Brands, Inc.	576,679
9,019	AECOM(b)	352,733
4,783	AGCO Corp.	347,341
7,829	Air Lease Corp.	380,646
4,955	Alaska Air Group, Inc.	325,692
4,123	Allegion PLC	355,032
8,291	Allison Transmission Holdings, Inc.	366,794
724	AMERCO	264,318
6,751	American Airlines Group, Inc.	366,714
4,806	AMETEK, Inc.	366,698
13,971	Arconic, Inc.	419,968
10,451	Armstrong World Industries, Inc.(b)	655,278
1,226	Boeing Co. (The)	434,458
5,557	BWX Technologies, Inc.	352,536
3,936	C.H. Robinson Worldwide, Inc.	359,987
2,997	Carlisle Cos., Inc.	342,287
2,417	Caterpillar, Inc.	393,439
2,185	Cintas Corp.	368,063
6,424	Clean Harbors, Inc.(b)	355,504
9,386	Colfax Corp.(b)	375,628
2,547	Copa Holdings SA, Class A (Panama)	352,327
7,827	Copart, Inc.(b)	344,936
3,963	Crane Co.	396,062
6,111	CSX Corp.	346,921
2,027	Cummins, Inc.	381,076
2,274	Deere & Co.	378,439
6,438	Delta Air Lines, Inc.	365,485
7,022	Donaldson Co., Inc.	355,735
3,548	Dover Corp.	376,833
1,410	Dun & Bradstreet Corp. (The)	174,459
4,450	Eaton Corp. PLC	373,667
5,230	Emerson Electric Co.	377,763
1,461	Equifax, Inc.	182,523
5,344	Expeditors International of Washington, Inc.	347,093
11,470	Fastenal Co.	630,391
1,441	FedEx Corp.	378,234
8,049	Flowserve Corp.	364,781
6,938	Fluor Corp.	421,137
4,673	Fortive Corp.	355,241
4,001	Fortune Brands Home & Security, Inc.	283,791
10,680	Gardner Denver Holdings, Inc.(b)	369,314
1,719	General Dynamics Corp.	382,443
19,384	General Electric Co.	313,439
4,367	Genesee & Wyoming, Inc., Class A(b)	348,705
8,016	Graco, Inc.	375,149
2,802	Harris Corp.	446,583
8,755	HD Supply Holdings, Inc.(b)	340,482
4,783	HEICO Corp.	384,171
10,177	Hexcel Corp.	695,598
2,242	Honeywell International, Inc.	357,980
2,617	Hubbell, Inc.	355,781
1,460	Huntington Ingalls Industries, Inc.	346,808
2,589	IDEX Corp.	371,470
8,814	IHS Markit Ltd.(b)	420,692
2,060	Illinois Tool Works, Inc.	357,760
7,141	Ingersoll-Rand PLC	675,753
6,458	ITT, Inc.	361,648
3,073	J.B. Hunt Transport Services, Inc.	371,311
5,070	Jacobs Engineering Group, Inc.	352,162
15,709	JetBlue Airways Corp.(b)	327,690

9,198	Johnson Controls International PLC	$359,918
3,072	Kansas City Southern	347,535
5,415	KAR Auction Services, Inc.	295,334
5,362	Kirby Corp.(b)	401,614
1,772	L3 Technologies, Inc.	376,479
3,301	Landstar System, Inc.	366,576
3,019	Lennox International, Inc.	657,870
3,769	Lincoln Electric Holdings, Inc.	367,741
1,143	Lockheed Martin Corp.	405,594
5,210	Macquarie Infrastructure Corp.	345,683
2,737	ManpowerGroup, Inc.	359,614
14,586	Masco Corp.	651,411
2,741	Middleby Corp. (The)(b)	373,489
3,811	MSC Industrial Direct Co., Inc., Class A	357,777
7,171	Nielsen Holdings PLC	268,267
2,710	Nordson Corp.	389,481
2,446	Norfolk Southern Corp.	369,052
1,146	Northrop Grumman Corp.	390,247
2,663	Old Dominion Freight Line, Inc.	389,996
2,592	Orbital ATK, Inc.	341,885
3,913	Oshkosh Corp.	354,987
7,024	Owens Corning	653,021
4,817	PACCAR, Inc.	359,156
1,794	Parker-Hannifin Corp.	361,347
4,952	Pentair PLC (United Kingdom)	354,068
32,149	Pitney Bowes, Inc.	453,622
8,942	Quanta Services, Inc.(b)	344,178
1,838	Raytheon Co.	384,032
4,496	Regal Beloit Corp.	350,238
5,264	Republic Services, Inc.	362,163
6,423	Robert Half International, Inc.	371,763
1,784	Rockwell Automation, Inc.	351,965
2,565	Rockwell Collins, Inc.	355,227
7,382	Rollins, Inc.	364,228
1,313	Roper Technologies, Inc.	368,415
4,191	Ryder System, Inc.	364,743
7,211	Sensata Technologies Holding NV(b)	405,619
2,009	Snap-on, Inc.	344,162
5,454	Southwest Airlines Co.	331,603
4,077	Spirit AeroSystems Holdings, Inc., Class A	417,322
8,008	Spirit Airlines, Inc.(b)	337,297
2,037	Stanley Black & Decker, Inc.	338,611
5,121	Stericycle, Inc.(b)	385,919
1,916	Teledyne Technologies, Inc.(b)	365,803
7,487	Terex Corp.	352,039
6,268	Textron, Inc.	367,744
12,507	Timken Co. (The)	657,243
5,244	Toro Co. (The)	344,269
1,248	TransDigm Group, Inc.	395,504
3,060	TransUnion(b)	181,642
9,537	Trinity Industries, Inc.	328,740
2,685	Union Pacific Corp.	358,447
5,414	United Continental Holdings, Inc.(b)	367,177
2,860	United Parcel Service, Inc., Class B	364,135
2,108	United Rentals, Inc.(b)	381,780
2,806	United Technologies Corp.	387,256
21,095	Univar, Inc.(b)	629,897
16,516	USG Corp.(b)	638,509
3,744	Valmont Industries, Inc.	612,518
3,593	Verisk Analytics, Inc.(b)	359,480
1,542	W.W. Grainger, Inc.	415,816
1,920	WABCO Holdings, Inc.(b)	296,429
4,547	Wabtec Corp.	368,489
4,091	Waste Management, Inc.	361,767
3,674	Watsco, Inc.	660,548
15,423	Welbilt, Inc.(b)	343,933

Schedule of Investments(a)

5,362	WESCO International, Inc.(b)	$365,420
4,485	XPO Logistics, Inc.(b)	423,563
5,021	Xylem, Inc.	362,817

		50,853,591

	Information Technology - 13.9%
2,312	Accenture PLC, Class A	371,538
6,524	Activision Blizzard, Inc.	483,624
2,297	Adobe Systems, Inc.(b)	458,849
40,000	Advanced Micro Devices, Inc.(b)(c)	549,600
7,110	Akamai Technologies, Inc.(b)	476,299
734	Alliance Data Systems Corp.	188,388
400	Alphabet, Inc., Class C(b)	467,976
6,240	Amdocs Ltd.	426,816
4,554	Amphenol Corp., Class A	422,475
4,673	Analog Devices, Inc.	429,355
2,747	ANSYS, Inc.(b)	444,053
2,364	Apple, Inc.	395,805
7,688	Applied Materials, Inc.	412,307
1,825	Arista Networks, Inc.(b)	503,371
13,786	ARRIS International PLC(b)	348,786
5,190	Arrow Electronics, Inc.(b)	422,155
8,821	Atlassian Corp. PLC, Class A (Australia)(b)	476,246
3,672	Autodesk, Inc.(b)	424,557
2,968	Automatic Data Processing, Inc.	366,934
10,267	Avnet, Inc.	436,347
8,927	Black Knight, Inc.(b)	441,886
9,012	Booz Allen Hamilton Holding Corp.	353,090
1,521	Broadcom Ltd.	377,254
1,915	Broadridge Financial Solutions, Inc.	184,625
12,105	CA, Inc.	433,964
9,228	Cadence Design Systems, Inc.(b)	413,968
4,731	Cavium, Inc.(b)	420,018
5,745	CDK Global, Inc.	409,561
5,816	CDW Corp.	434,979
10,748	Cisco Systems, Inc.	446,472
4,601	Citrix Systems, Inc.(b)	426,789
6,350	Cognex Corp.	396,049
5,603	Cognizant Technology Solutions Corp., Class A	436,922
1,400	Coherent, Inc.(b)	363,328
10,741	CommScope Holding Co., Inc.(b)	414,925
22,733	Conduent, Inc.(b)	372,821
3,785	CoreLogic, Inc.(b)	179,258
12,651	Corning, Inc.	394,964
1,183	CoStar Group, Inc.(b)	409,448
13,699	CSRA, Inc.	455,903
26,210	Cypress Semiconductor Corp.	453,171
5,291	Dell Technologies, Inc., Class V(b)	379,365
6,573	Dolby Laboratories, Inc., Class A	422,907
6,558	DST Systems, Inc.	546,740
4,246	DXC Technology Co.	422,689
7,416	eBay, Inc.(b)	300,941
6,881	EchoStar Corp., Class A(b)	420,154
3,842	Electronic Arts, Inc.(b)	487,780
1,824	Euronet Worldwide, Inc.(b)	171,219
3,044	F5 Networks, Inc.(b)	439,980
2,232	Facebook, Inc., Class A(b)	417,138
1,775	Fidelity National Information Services, Inc.	181,689
29,088	FireEye, Inc.(b)(c)	438,647
10,320	First Data Corp., Class A(b)	182,664
9,871	First Solar, Inc.(b)	663,035
1,295	Fiserv, Inc.(b)	182,388
928	FleetCor Technologies, Inc.(b)	197,200
7,441	FLIR Systems, Inc.	381,054
9,708	Fortinet, Inc.(b)	446,956
3,335	Gartner, Inc.(b)	462,698

10,621	Genpact Ltd.	$360,477
1,720	Global Payments, Inc.	192,262
8,338	GoDaddy, Inc., Class A(b)	460,508
5,523	Guidewire Software, Inc.(b)	438,802
28,256	Hewlett Packard Enterprise Co.	463,398
19,149	HP, Inc.	446,555
3,211	IAC/InterActiveCorp.(b)	465,499
9,321	Intel Corp.	448,713
2,608	International Business Machines Corp.	426,930
2,577	Intuit, Inc.	432,678
1,943	IPG Photonics Corp.(b)	489,539
14,496	Jabil, Inc.	368,633
1,466	Jack Henry & Associates, Inc.	182,752
14,128	Juniper Networks, Inc.	369,447
8,037	Keysight Technologies, Inc.(b)	375,489
3,835	KLA-Tencor Corp.	421,083
2,215	Lam Research Corp.	424,217
6,353	Leidos Holdings, Inc.	423,110
3,487	LogMeIn, Inc.	438,665
9,091	Manhattan Associates, Inc.(b)	480,187
18,268	Marvell Technology Group Ltd. (Bermuda)	426,192
1,150	Mastercard, Inc., Class A	194,350
13,468	Match Group, Inc.(b)(c)	470,572
7,707	Maxim Integrated Products, Inc.	470,127
4,590	Microchip Technology, Inc.	437,060
9,302	Micron Technology, Inc.(b)	406,683
7,752	Microsemi Corp.(b)	478,996
4,865	Microsoft Corp.	462,224
4,324	Motorola Solutions, Inc.	430,065
8,006	National Instruments Corp.	399,820
12,763	NCR Corp.(b)	478,740
6,986	NetApp, Inc.	429,639
25,895	Nuance Communications, Inc.(b)	461,190
2,167	NVIDIA Corp.	532,649
3,491	NXP Semiconductors NV (Netherlands)(b)	420,037
20,598	ON Semiconductor Corp.(b)	509,595
8,279	Oracle Corp.	427,114
2,808	Palo Alto Networks, Inc.(b)	443,299
55,248	Pandora Media, Inc.(b)	264,085
5,012	Paychex, Inc.	342,069
2,310	PayPal Holdings, Inc.(b)	197,089
6,452	PTC, Inc.(b)	468,931
5,840	Qorvo, Inc.(b)	419,137
6,167	QUALCOMM, Inc.	420,898
3,246	Red Hat, Inc.(b)	426,459
20,366	Sabre Corp.	423,002
3,853	salesforce.com, inc.(b)	438,895
3,315	ServiceNow, Inc.(b)	493,504
4,163	Skyworks Solutions, Inc.	404,685
4,995	Splunk, Inc.(b)	461,388
4,409	Square, Inc., Class A(b)	206,826
9,895	SS&C Technologies Holdings, Inc.	497,521
23,625	Switch, Inc., Class A	383,197
14,573	Symantec Corp.	396,823
4,452	Synopsys, Inc.(b)	412,300
5,603	Tableau Software, Inc., Class A(b)	430,366
3,770	Take-Two Interactive Software, Inc.(b)	477,546
10,710	Teradata Corp.(b)	433,755
9,973	Teradyne, Inc.	457,162
4,101	Texas Instruments, Inc.	449,757
2,244	Total System Services, Inc.	199,402
8,393	Trimble, Inc.(b)	370,131
19,115	Twitter, Inc.(b)	493,358
2,188	Tyler Technologies, Inc.(b)	440,904
1,905	Ultimate Software Group, Inc. (The)(b)	443,655
2,412	Universal Display Corp.	384,473

Schedule of Investments(a)

3,557	VeriSign, Inc.(b)	$408,770
16,772	Versum Materials, Inc.	617,210
1,527	Visa, Inc., Class A	189,699
3,433	VMware, Inc., Class A(b)	424,971
5,119	Western Digital Corp.	455,489
8,729	Western Union Co. (The)	181,476
1,324	WEX, Inc.(b)	204,968
3,848	Workday, Inc., Class A(b)	461,337
2,332	Worldpay, Inc., Class A(b)	187,283
11,600	Xerox Corp.	395,908
5,818	Xilinx, Inc.	424,830
3,195	Zebra Technologies Corp., Class A(b)	393,496
4,131	Zillow Group, Inc., Class C(b)	183,664
105,152	Zynga, Inc., Class A(b)	376,444

		56,000,279

	Materials - 9.2%
3,829	Air Products & Chemicals, Inc.	644,689
4,780	Albemarle Corp.	533,400
15,207	Alcoa Corp.(b)	791,068
6,985	AptarGroup, Inc.	610,629
30,694	Ardagh Group SA (Luxembourg)	613,880
8,748	Ashland Global Holdings, Inc.	635,017
3,058	Avery Dennison Corp.	375,156
19,097	Axalta Coating Systems Ltd.(b)	601,556
15,116	Ball Corp.	578,641
13,069	Bemis Co., Inc.	610,845
10,247	Berry Global Group, Inc.(b)	606,520
10,436	Cabot Corp.	705,891
5,827	Celanese Corp., Series A	630,248
16,144	CF Industries Holdings, Inc.	685,151
12,869	Chemours Co. (The)	664,298
10,405	Crown Holdings, Inc.(b)	604,010
12,699	Domtar Corp.	652,221
8,638	DowDuPont, Inc.	652,860
5,408	Eagle Materials, Inc.	605,966
6,752	Eastman Chemical Co.	669,663
4,538	Ecolab, Inc.	624,792
6,995	FMC Corp.	638,853
41,588	Freeport-McMoRan, Inc.(b)	810,966
40,179	Graphic Packaging Holding Co.	648,891
20,252	Huntsman Corp.	700,112
4,026	International Flavors & Fragrances, Inc.	605,108
10,859	International Paper Co.	682,597
5,794	LyondellBasell Industries NV, Class A	694,353
2,963	Martin Marietta Materials, Inc.	676,068
5,233	Monsanto Co.	637,379
25,851	Mosaic Co. (The)	705,732
1,614	NewMarket Corp.	641,710
17,171	Newmont Mining Corp.	695,597
10,533	Nucor Corp.	705,290
17,474	Olin Corp.	651,431
25,772	Owens-Illinois, Inc.(b)	598,426
5,234	Packaging Corp. of America	657,547
64,482	Platform Specialty Products Corp.(b)	755,084
5,315	PPG Industries, Inc.	631,050
4,085	Praxair, Inc.	659,687
7,543	Reliance Steel & Aluminum Co.	660,691
7,543	Royal Gold, Inc.	671,327
11,539	RPM International, Inc.	602,336
6,083	Scotts Miracle-Gro Co. (The)	549,112
12,861	Sealed Air Corp.	608,968
1,522	Sherwin-Williams Co. (The)	634,841
21,289	Silgan Holdings, Inc.	636,328
11,273	Sonoco Products Co.	612,237
14,602	Southern Copper Corp. (Peru)	708,927
15,534	Steel Dynamics, Inc.	705,244

147,621	Tahoe Resources, Inc.	$648,056
19,371	United States Steel Corp.	724,669
27,561	Valvoline, Inc.	679,379
4,947	Vulcan Materials Co.	669,824
8,790	W.R. Grace & Co.	648,878
6,217	Westlake Chemical Corp.	700,034
9,721	WestRock Co.	647,710

		37,000,943

	Real Estate - 3.6%
1,323	Alexandria Real Estate Equities, Inc. REIT	171,593
3,966	American Campus Communities, Inc. REIT	152,532
7,957	American Homes 4 Rent, Class A REIT	165,426
1,187	American Tower Corp. REIT	175,320
3,875	Apartment Investment & Management Co., Class A REIT	162,130
8,645	Apple Hospitality REIT, Inc. REIT	168,491
951	AvalonBay Communities, Inc. REIT	162,050
1,365	Boston Properties, Inc. REIT	168,864
9,651	Brandywine Realty Trust REIT	173,139
9,556	Brixmor Property Group, Inc. REIT	155,094
1,845	Camden Property Trust REIT	159,703
3,880	CBRE Group, Inc., Class A(b)	177,277
14,085	Colony Northstar, Inc., Class A REIT	126,483
7,731	Columbia Property Trust, Inc. REIT	169,232
7,548	CoreCivic, Inc. REIT	175,189
1,482	CoreSite Realty Corp. REIT	160,530
5,667	Corporate Office Properties Trust REIT	154,709
1,549	Crown Castle International Corp. REIT	174,681
5,983	CubeSmart REIT	164,712
2,838	CyrusOne, Inc. REIT	163,724
2,856	DCT Industrial Trust, Inc. REIT	169,047
22,746	DDR Corp. REIT	184,697
1,493	Digital Realty Trust, Inc. REIT	167,141
4,231	Douglas Emmett, Inc. REIT	163,613
6,123	Duke Realty Corp. REIT	161,708
8,363	Empire State Realty Trust, Inc., Class A REIT	163,497
2,550	EPR Properties REIT	150,603
411	Equinix, Inc. REIT	187,083
5,669	Equity Commonwealth REIT(b)	169,560
1,855	Equity LifeStyle Properties, Inc. REIT	160,124
2,606	Equity Residential REIT	160,556
711	Essex Property Trust, Inc. REIT	165,649
1,999	Extra Space Storage, Inc. REIT	166,877
1,307	Federal Realty Investment Trust REIT	157,886
7,069	Forest City Realty Trust, Inc., Class A REIT	165,909
4,730	Gaming and Leisure Properties, Inc. REIT	172,361
7,278	GGP, Inc. REIT	167,612
6,355	HCP, Inc. REIT	153,028
5,584	Healthcare Trust of America, Inc., Class A REIT	154,174
3,328	Highwoods Properties, Inc. REIT	159,345
5,669	Hospitality Properties Trust REIT	161,056
8,676	Host Hotels & Resorts, Inc. REIT	180,114
1,342	Howard Hughes Corp. (The)(b)	169,038
4,914	Hudson Pacific Properties, Inc. REIT	157,101
7,325	Invitation Homes, Inc. REIT	164,739
4,259	Iron Mountain, Inc. REIT	149,193
5,040	JBG SMITH Properties REIT	170,100
1,108	Jones Lang LaSalle, Inc.	173,236
2,267	Kilroy Realty Corp. REIT	161,682
9,371	Kimco Realty Corp. REIT	149,093
2,227	Lamar Advertising Co., Class A REIT	160,344
3,815	Liberty Property Trust REIT	157,979
1,911	Life Storage, Inc. REIT	158,804

Schedule of Investments(a)

2,651	Macerich Co. (The) REIT	$171,175
12,593	Medical Properties Trust, Inc. REIT	164,716
1,672	Mid-America Apartment Communities, Inc. REIT	159,459
4,089	National Retail Properties, Inc. REIT	162,252
6,290	Omega Healthcare Investors, Inc. REIT(c)	170,082
7,316	Outfront Media, Inc. REIT	163,878
10,818	Paramount Group, Inc. REIT	162,595
5,989	Park Hotels & Resorts, Inc. REIT	173,142
8,561	Piedmont Office Realty Trust, Inc., Class A REIT	167,111
2,582	Prologis, Inc. REIT	168,114
813	Public Storage REIT	159,153
5,462	Rayonier, Inc. REIT	177,297
6,179	Realogy Holdings Corp.	169,984
3,099	Realty Income Corp. REIT	164,836
2,524	Regency Centers Corp. REIT	158,785
13,286	Retail Properties of America, Inc., Class A REIT	160,096
1,020	SBA Communications Corp. REIT(b)	177,990
8,978	Senior Housing Properties Trust REIT	155,589
1,047	Simon Property Group, Inc. REIT	171,048
1,679	SL Green Realty Corp. REIT	168,773
20,369	Spirit Realty Capital, Inc. REIT	166,415
6,631	STORE Capital Corp. REIT	162,526
1,787	Sun Communities, Inc. REIT	158,757
6,970	Tanger Factory Outlet Centers, Inc. REIT	175,505
2,910	Taubman Centers, Inc. REIT	179,401
4,377	UDR, Inc. REIT	159,892
10,194	Uniti Group, Inc. REIT	161,371
2,687	Ventas, Inc. REIT	150,391
21,732	VEREIT, Inc. REIT	156,470
2,241	Vornado Realty Trust REIT	160,635
5,303	Weingarten Realty Investors REIT	156,704
2,568	Welltower, Inc. REIT	154,003
4,780	Weyerhaeuser Co. REIT	179,441
2,422	WP Carey, Inc. REIT	156,970

		14,298,384

	Telecommunication Services - 1.8%
24,029	AT&T, Inc.	899,886
61,636	CenturyLink, Inc.	1,097,737
159,145	Sprint Corp.(b)	848,243
32,843	Telephone & Data Systems, Inc.	900,883
14,035	T-Mobile US, Inc.(b)	913,679
24,366	United States Cellular Corp.(b)	886,191
17,240	Verizon Communications, Inc.	932,167
25,260	Zayo Group Holdings, Inc.(b)	927,042

		7,405,828

	Utilities - 8.2%
81,218	AES Corp. (The)	938,880
19,474	Alliant Energy Corp.	774,091
13,861	Ameren Corp.	784,948
11,339	American Electric Power Co., Inc.	779,896
9,540	American Water Works Co., Inc.	793,442
22,979	Aqua America, Inc.	832,070
9,494	Atmos Energy Corp.	787,053
16,673	Avangrid, Inc.	812,309
57,701	Calpine Corp.(b)	870,708
30,109	CenterPoint Energy, Inc.	848,472
17,529	CMS Energy Corp.	784,423
9,817	Consolidated Edison, Inc.	788,894
10,377	Dominion Energy, Inc.	793,218
7,550	DTE Energy Co.	797,582
9,878	Duke Energy Corp.	775,423
12,103	Edison International	756,801
10,375	Entergy Corp.	816,409

13,380	Eversource Energy	$844,144
21,295	Exelon Corp.	820,070
26,560	FirstEnergy Corp.	873,824
25,431	Great Plains Energy, Inc.	791,413
23,137	Hawaiian Electric Industries, Inc.	789,203
30,960	MDU Resources Group, Inc.	819,821
15,052	National Fuel Gas Co.	839,149
5,495	NextEra Energy, Inc.	870,518
32,146	NiSource, Inc.	793,363
31,339	NRG Energy, Inc.	815,127
25,079	OGE Energy Corp.	807,544
16,400	PG&E Corp.	695,852
9,631	Pinnacle West Capital Corp.	769,998
24,815	PPL Corp.	790,854
16,724	Public Service Enterprise Group, Inc.	867,474
19,592	SCANA Corp.	796,219
7,468	Sempra Energy	799,225
16,920	Southern Co. (The)	763,261
17,510	UGI Corp.	801,433
12,605	Vectren Corp.	764,241
48,902	Vistra Energy Corp.(b)	953,589
12,637	WEC Energy Group, Inc.	812,559
15,397	Westar Energy, Inc.	795,409
17,090	Xcel Energy, Inc.	779,988

		33,188,897

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $361,921,074) -100.0%	402,726,233

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
2,715,689	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $2,715,689)	2,715,689

	Total Investments in Securities (Cost $364,636,763) -100.7%	405,441,922
	Other assets less liabilities - (0.7)%	(2,706,600)

	Net Assets - 100.0%	$402,735,322

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$151,177	$34,878	$(22,656)	$(1,626)	$3,016	$164,789	$1,237

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

Schedule of Investments(a)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.3%
360	Amazon.com, Inc.(b)	$522,320
9,935	Aramark	455,122
4,680	Bright Horizons Family Solutions, Inc.(b)	459,576
607	Cable One, Inc.	428,560
6,342	Carnival Corp.	454,151
7,426	CBS Corp., Class B	427,812
1,278	Charter Communications, Inc., Class A(b)	482,125
11,529	Cinemark Holdings, Inc.	424,267
4,999	Darden Restaurants, Inc.	479,154
22,203	Discovery Communications, Inc., Class A(b)	556,629
8,219	DISH Network Corp., Class A(b)	385,471
2,240	Domino’s Pizza, Inc.	485,744
3,404	Expedia, Inc.	435,746
24,199	Extended Stay America, Inc.	489,546
13,094	Gap, Inc. (The)	435,245
715	Graham Holdings Co., Class B	425,032
15,901	H&R Block, Inc.	422,013
19,928	Hanesbrands, Inc.	432,836
8,293	Harley-Davidson, Inc.	401,879
4,475	Hasbro, Inc.	423,201
5,753	Hyatt Hotels Corp., Class A(b)	467,719
21,046	Interpublic Group of Cos., Inc. (The)	460,697
6,008	Las Vegas Sands Corp.	465,740
8,630	Leggett & Platt, Inc.	401,381
948	Liberty Broadband Corp., Class A(b)	89,719
3,861	Liberty Broadband Corp., Class C(b)	368,919
7,459	Liberty Ventures, Series A(b)	439,559
9,174	Live Nation Entertainment, Inc.(b)	413,380
2,421	McDonald’s Corp.	414,330
12,201	MGM Resorts International	444,726
7,218	Michael Kors Holdings Ltd.(b)	476,388
19,576	Michaels Cos., Inc. (The)(b)	526,007
5,280	Murphy USA, Inc.(b)	450,437
2,223	Netflix, Inc.(b)	600,877
13,442	Newell Brands, Inc.	355,406
240	Priceline Group, Inc. (The)(b)	458,892
3,099	PVH Corp.	480,593
4,439	Ralph Lauren Corp., Class A	507,422
3,417	Royal Caribbean Cruises Ltd.	456,340
24,765	Sally Beauty Holdings, Inc.(b)	411,347
8,517	ServiceMaster Global Holdings, Inc.(b)	449,016
8,068	Signet Jewelers Ltd.	426,797
6,363	Six Flags Entertainment Corp.	429,884
4,549	Time Warner, Inc.	433,747
12,025	TripAdvisor, Inc.(b)	416,907
6,706	Tupperware Brands Corp.	387,339
9,244	Twenty-First Century Fox, Inc., Class A	341,104
3,885	Twenty-First Century Fox, Inc., Class B	141,764
31,830	Under Armour, Inc., Class A(b)	441,164
1,852	Vail Resorts, Inc.	404,773
5,706	VF Corp.	462,985
2,676	Wynn Resorts Ltd.	443,119

		22,494,907

	Consumer Staples - 10.9%
6,233	Altria Group, Inc.	$438,429
10,439	Archer-Daniels-Midland Co.	448,355
13,556	Blue Buffalo Pet Products, Inc.(b)	460,633
1,635	Brown-Forman Corp., Class A	112,815
5,313	Brown-Forman Corp., Class B	368,191
8,444	Campbell Soup Co.	393,068
8,983	Church & Dwight Co., Inc.	438,819
2,994	Clorox Co. (The)	424,220
9,095	Coca-Cola Co. (The)	432,831
5,746	Colgate-Palmolive Co.	426,583
11,152	Conagra Brands, Inc.	423,776
1,913	Constellation Brands, Inc., Class A	419,846
5,435	CVS Health Corp.	427,680
4,686	Dr Pepper Snapple Group, Inc.	559,274
7,179	Edgewell Personal Care Co.(b)	405,326
3,384	Estee Lauder Cos., Inc. (The), Class A	456,705
20,836	Flowers Foods, Inc.	408,594
7,360	General Mills, Inc.	430,486
5,935	Herbalife Ltd.(b)	492,546
3,759	Hershey Co. (The)	414,730
11,421	Hormel Foods Corp.	392,083
3,006	Ingredion, Inc.	431,782
6,379	Kellogg Co.	434,474
3,482	Kimberly-Clark Corp.	407,394
5,116	Kraft Heinz Co. (The)	401,043
4,074	McCormick & Co., Inc.	443,129
5,407	Molson Coors Brewing Co., Class B	454,296
9,695	Mondelez International, Inc., Class A	430,458
6,643	Monster Beverage Corp.(b)	453,252
6,130	Nu Skin Enterprises, Inc., Class A	440,379
3,579	PepsiCo, Inc.	430,554
4,052	Philip Morris International, Inc.	434,496
11,352	Pilgrim’s Pride Corp.(b)	315,245
7,149	Pinnacle Foods, Inc.	442,809
5,240	Post Holdings, Inc.(b)	396,511
4,704	Procter & Gamble Co. (The)	406,143
97	Seaboard Corp.	420,592
3,624	Spectrum Brands Holdings, Inc.	429,299
17,806	Sprouts Farmers Market, Inc.(b)	497,322
5,061	Tyson Foods, Inc., Class A	385,193
5,810	Walgreens Boots Alliance, Inc.	437,261

		17,266,622

	Energy - 4.9%
4,002	Andeavor	432,856
10,103	Apache Corp.	453,322
3,505	Chevron Corp.	439,352
3,642	Cimarex Energy Co.	408,632
6,985	EQT Corp.	379,216
4,998	Exxon Mobil Corp.	436,325
32,523	Gulfport Energy Corp.(b)	330,759
10,091	Halliburton Co.	541,887
6,647	Marathon Petroleum Corp.	460,438
6,002	Occidental Petroleum Corp.	449,970
8,151	ONEOK, Inc.	479,768
15,698	Parsley Energy, Inc., Class A(b)	370,473
4,267	Phillips 66	436,941
17,593	RPC, Inc.	355,378
6,624	Schlumberger Ltd.	487,394
4,930	Valero Energy Corp.	473,132
14,548	Williams Cos., Inc. (The)	456,662
14,831	World Fuel Services Corp.	413,636

		7,806,141

Schedule of Investments(a)

	Financials - 8.2%
4,750	Aflac, Inc.	$418,950
20,919	AGNC Investment Corp. REIT	393,068
3,327	American National Insurance Co.	420,500
35,672	Annaly Capital Management, Inc. REIT	375,983
2,974	Aon PLC	422,814
4,396	Arch Capital Group Ltd.(b)	399,772
4,905	Bank of Hawaii Corp.	410,401
7,605	Bank of New York Mellon Corp. (The)	431,203
2,192	Berkshire Hathaway, Inc., Class B(b)	469,921
2,742	Chubb Ltd.	428,163
5,571	Cincinnati Financial Corp.	428,410
7,655	CNA Financial Corp.	414,595
1,395	Credit Acceptance Corp.(b)	459,945
3,366	Erie Indemnity Co., Class A	399,746
1,899	Everest Re Group Ltd.	436,390
7,489	First American Financial Corp.	442,375
4,357	First Republic Bank	390,169
10,289	FNF Group	401,065
7,247	Hartford Financial Services Group, Inc. (The)	425,834
5,927	Intercontinental Exchange, Inc.	437,650
8,280	Loews Corp.	427,662
7,586	Mercury General Corp.	371,335
52,037	MFA Financial, Inc. REIT	372,585
4,327	Northern Trust Corp.	456,023
5,917	SEI Investments Co.	444,663
19,202	Starwood Property Trust, Inc. REIT	391,529
27,334	TFS Financial Corp.	399,623
26,018	Two Harbors Investment Corp. REIT	383,765
6,023	W.R. Berkley Corp.	439,559
468	White Mountains Insurance Group Ltd.	393,073
2,589	Willis Towers Watson PLC	415,457

		12,902,228

	Health Care - 7.5%
3,791	Alexion Pharmaceuticals, Inc.(b)	452,342
3,138	athenahealth, Inc.(b)	393,223
6,353	Baxter International, Inc.	457,607
3,095	Bio-Techne Corp.	434,197
15,841	Boston Scientific Corp.(b)	442,914
4,078	Centene Corp.(b)	437,325
5,889	Cerner Corp.(b)	407,107
3,995	Charles River Laboratories International, Inc.(b)	421,233
1,729	Cooper Cos., Inc. (The)	423,034
4,412	Danaher Corp.	446,847
5,567	Gilead Sciences, Inc.	466,515
4,898	HCA Healthcare, Inc.(b)	495,482
4,924	Hill-Rom Holdings, Inc.	420,165
1,059	Intuitive Surgical, Inc.(b)	457,138
2,988	Johnson & Johnson	412,912
8,843	LifePoint Health, Inc.(b)	437,286
19,079	Mallinckrodt PLC(b)	344,567
5,069	Medtronic PLC	435,376
7,532	Merck & Co., Inc.	446,271
11,390	Patterson Cos., Inc.	408,787
14,345	Premier, Inc., Class A(b)	465,495
4,628	STERIS PLC	420,778
2,673	Stryker Corp.	439,388
2,163	Thermo Fisher Scientific, Inc.	484,750
1,824	UnitedHealth Group, Inc.	431,887
3,895	Universal Health Services, Inc., Class B	473,242
4,166	West Pharmaceutical Services, Inc.	417,433

		11,773,301

	Industrials - 10.2%
5,882	AGCO Corp.	427,151
6,666	BWX Technologies, Inc.	422,891

3,627	Carlisle Cos., Inc.	$414,240
3,102	Copa Holdings SA, Class A (Panama)	429,100
4,955	Crane Co.	495,203
3,381	Dun & Bradstreet Corp. (The)	418,331
3,654	Equifax, Inc.	456,494
1,802	FedEx Corp.	472,989
22,761	General Electric Co.	368,045
9,492	Graco, Inc.	444,225
9,330	IHS Markit Ltd.(b)	445,321
4,751	Ingersoll-Rand PLC	449,587
11,060	Johnson Controls International PLC	432,778
8,265	KAR Auction Services, Inc.	450,773
6,186	Kirby Corp.(b)	463,331
4,034	Landstar System, Inc.	447,976
4,568	Lincoln Electric Holdings, Inc.	445,700
1,305	Lockheed Martin Corp.	463,079
6,234	Macquarie Infrastructure Corp.	413,626
1,376	Northrop Grumman Corp.	468,569
39,637	Pitney Bowes, Inc.	559,278
6,507	Republic Services, Inc.	447,682
3,197	Rockwell Collins, Inc.	442,752
8,982	Rollins, Inc.	443,172
5,120	Ryder System, Inc.	445,594
2,461	Snap-on, Inc.	421,594
5,022	Spirit AeroSystems Holdings, Inc., Class A	514,052
9,900	Spirit Airlines, Inc.(b)	416,988
1,469	TransDigm Group, Inc.	465,541
3,428	United Parcel Service, Inc., Class B	436,453
3,483	United Technologies Corp.	480,689
14,131	Univar, Inc.(b)	421,952
5,486	Wabtec Corp.	444,585
5,142	Waste Management, Inc.	454,707
2,524	Watsco, Inc.	453,790
6,004	Xylem, Inc.	433,849

		16,112,087

	Information Technology - 16.6%
6,671	Activision Blizzard, Inc.	494,521
2,294	Adobe Systems, Inc.(b)	458,249
7,573	Akamai Technologies, Inc.(b)	507,315
201	Alphabet, Inc., Class A(b)	237,626
204	Alphabet, Inc., Class C(b)	238,668
6,376	Amdocs Ltd.	436,118
4,595	Amphenol Corp., Class A	426,278
2,427	Apple, Inc.	406,353
10,053	Avnet, Inc.	427,253
9,272	Black Knight, Inc.(b)	458,964
1,500	Broadcom Ltd.	372,045
9,546	CoreLogic, Inc.(b)	452,099
1,367	CoStar Group, Inc.(b)	473,132
4,404	DXC Technology Co.	438,418
6,956	EchoStar Corp., Class A(b)	424,733
3,979	Electronic Arts, Inc.(b)	505,174
4,557	Euronet Worldwide, Inc.(b)	427,766
3,107	F5 Networks, Inc.(b)	449,086
2,350	Facebook, Inc., Class A(b)	439,192
25,307	First Data Corp., Class A(b)	447,934
4,140	Global Payments, Inc.	462,769
8,557	GoDaddy, Inc., Class A(b)	472,603
5,687	Guidewire Software, Inc.(b)	451,832
29,842	Hewlett Packard Enterprise Co.	489,409
3,277	IAC/InterActiveCorp.(b)	475,067
1,821	IPG Photonics Corp.(b)	458,801
14,430	Jabil, Inc.	366,955
14,996	Juniper Networks, Inc.	392,145
9,570	Keysight Technologies, Inc.(b)	447,110
4,072	KLA-Tencor Corp.	447,106

Schedule of Investments(a)

2,168	Lam Research Corp.	$415,215
3,504	LogMeIn, Inc.	440,803
9,514	Manhattan Associates, Inc.(b)	502,529
2,767	Mastercard, Inc., Class A	467,623
14,379	Match Group, Inc.(b)	502,402
9,821	Micron Technology, Inc.(b)	429,374
4,946	Microsoft Corp.	469,919
4,503	Motorola Solutions, Inc.	447,868
9,472	National Instruments Corp.	473,032
3,733	NXP Semiconductors NV (Netherlands)(b)	449,155
8,485	Oracle Corp.	437,741
5,592	PayPal Holdings, Inc.(b)	477,109
6,537	PTC, Inc.(b)	475,109
3,284	Red Hat, Inc.(b)	431,452
3,991	salesforce.com, inc.(b)	454,615
3,975	Skyworks Solutions, Inc.	386,410
4,606	Synopsys, Inc.(b)	426,562
3,795	Take-Two Interactive Software, Inc.(b)	480,713
10,287	Teradyne, Inc.	471,556
5,674	Total System Services, Inc.	504,192
9,914	Trimble, Inc.(b)	437,207
2,276	Tyler Technologies, Inc.(b)	458,637
1,976	Ultimate Software Group, Inc. (The)(b)	460,191
3,617	VeriSign, Inc.(b)	415,666
3,697	Visa, Inc., Class A	459,278
5,279	Western Digital Corp.	469,725
21,142	Western Union Co. (The)	439,542
3,276	WEX, Inc.(b)	507,158
5,551	Worldpay, Inc., Class A(b)	445,801

		26,221,305

	Materials - 7.3%
4,709	AptarGroup, Inc.	411,661
5,627	Ashland Global Holdings, Inc.	408,464
10,431	Ball Corp.	399,299
9,018	Bemis Co., Inc.	421,501
6,965	Berry Global Group, Inc.(b)	412,258
6,798	Cabot Corp.	459,817
3,882	Celanese Corp., Series A	419,877
6,970	Crown Holdings, Inc.(b)	404,609
5,785	DowDuPont, Inc.	437,230
4,582	Eastman Chemical Co.	454,443
3,068	Ecolab, Inc.	422,402
4,477	FMC Corp.	408,885
2,678	International Flavors & Fragrances, Inc.	402,503
1,041	NewMarket Corp.	413,891
11,443	Newmont Mining Corp.	463,556
11,681	Olin Corp.	435,468
17,188	Owens-Illinois, Inc.(b)	399,105
3,516	Packaging Corp. of America	441,715
2,709	Praxair, Inc.	437,476
5,033	Royal Gold, Inc.	447,937
4,277	Scotts Miracle-Gro Co. (The)	386,085
8,807	Sealed Air Corp.	417,012
14,415	Silgan Holdings, Inc.	430,864
7,780	Sonoco Products Co.	422,532
10,032	Southern Copper Corp. (Peru)	487,054
95,639	Tahoe Resources, Inc.	419,855
3,313	Vulcan Materials Co.	448,580

		11,514,079

	Real Estate - 11.1%
9,823	American Campus Communities, Inc. REIT	377,793
19,381	American Homes 4 Rent, Class A REIT	402,931
2,892	American Tower Corp. REIT	427,148
9,442	Apartment Investment & Management Co., Class A REIT	395,053
2,300	AvalonBay Communities, Inc. REIT	391,920

24,161	Brandywine Realty Trust REIT	$433,448
4,561	Camden Property Trust REIT	394,800
3,726	CoreSite Realty Corp. REIT	403,600
13,721	Corporate Office Properties Trust REIT	374,583
3,684	Crown Castle International Corp. REIT	415,445
6,922	DCT Industrial Trust, Inc. REIT	409,713
3,573	Digital Realty Trust, Inc. REIT	399,997
10,327	Douglas Emmett, Inc. REIT	399,345
14,799	Duke Realty Corp. REIT	390,842
6,138	EPR Properties REIT	362,510
898	Equinix, Inc. REIT	408,761
13,849	Equity Commonwealth REIT(b)	414,224
4,610	Equity LifeStyle Properties, Inc. REIT	397,935
6,230	Equity Residential REIT	383,830
1,688	Essex Property Trust, Inc. REIT	393,270
17,382	Forest City Realty Trust, Inc., Class A REIT	407,956
11,462	Gaming and Leisure Properties, Inc. REIT	417,675
13,609	Healthcare Trust of America, Inc., Class A REIT	375,745
8,321	Highwoods Properties, Inc. REIT	398,410
5,523	Kilroy Realty Corp. REIT	393,900
22,478	Kimco Realty Corp. REIT	357,625
9,276	Liberty Property Trust REIT	384,119
30,409	Medical Properties Trust, Inc. REIT	397,750
4,064	Mid-America Apartment Communities, Inc. REIT	387,584
10,136	National Retail Properties, Inc. REIT	402,197
15,761	Omega Healthcare Investors, Inc. REIT	426,177
6,286	Prologis, Inc. REIT	409,281
1,957	Public Storage REIT	383,102
13,195	Rayonier, Inc. REIT	428,310
7,528	Realty Income Corp. REIT	400,414
2,489	SBA Communications Corp. REIT(b)	434,331
21,739	Senior Housing Properties Trust REIT	376,737
48,747	Spirit Realty Capital, Inc. REIT	398,263
16,123	STORE Capital Corp. REIT	395,175
4,473	Sun Communities, Inc. REIT	397,381
10,585	UDR, Inc. REIT	386,670
6,504	Ventas, Inc. REIT	364,029
6,171	Welltower, Inc. REIT	370,075
5,848	WP Carey, Inc. REIT	379,009

		17,449,063

	Telecommunication Services - 0.9%
28,961	CenturyLink, Inc.	515,795
6,817	T-Mobile US, Inc.(b)	443,787
11,780	Zayo Group Holdings, Inc.(b)	432,326

		1,391,908

	Utilities - 8.1%
9,228	Alliant Energy Corp.	366,813
6,509	Ameren Corp.	368,605
5,363	American Electric Power Co., Inc.	368,867
4,547	American Water Works Co., Inc.	378,174
11,139	Aqua America, Inc.	403,343
4,511	Atmos Energy Corp.	373,962
7,844	Avangrid, Inc.	382,160
13,872	CenterPoint Energy, Inc.	390,913
8,343	CMS Energy Corp.	373,349
4,675	Consolidated Edison, Inc.	375,683
4,948	Dominion Energy, Inc.	378,225
3,608	DTE Energy Co.	381,149
4,668	Duke Energy Corp.	366,438
5,122	Edison International	320,279
6,419	Eversource Energy	404,975
9,981	Exelon Corp.	384,368
12,133	Great Plains Energy, Inc.	377,579

Schedule of Investments(a)

10,855	Hawaiian Electric Industries, Inc.	$370,264
14,894	MDU Resources Group, Inc.	394,393
2,639	NextEra Energy, Inc.	418,071
15,122	NiSource, Inc.	373,211
11,641	OGE Energy Corp.	374,840
7,675	PG&E Corp.	325,650
4,534	Pinnacle West Capital Corp.	362,493
11,352	PPL Corp.	361,788
7,846	Public Service Enterprise Group, Inc.	406,972
9,643	SCANA Corp.	391,892
3,441	Sempra Energy	368,256
8,131	Southern Co. (The)	366,790
8,494	UGI Corp.	388,770
5,989	Vectren Corp.	363,113
5,991	WEC Energy Group, Inc.	385,221
7,276	Westar Energy, Inc.	375,878
8,066	Xcel Energy, Inc.	368,132

		12,790,616

	Total Common Stocks and Other Equity Interests (Cost $143,316,189)	157,722,257

	Money Market Fund - 0.0%
59,797	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $59,797)	59,797

	Total Investments in Securities (Cost $143,375,986) - 100.0%	157,782,054
	Other assets less liabilities - 0.0%	36,469

	Net Assets - 100.0%	$157,818,523

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Enhanced Value Portfolio (SPVU)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 12.7%
544	Advance Auto Parts, Inc.	$63,643
2,368	Best Buy Co., Inc.	173,006
2,006	D.R. Horton, Inc.	98,394
1,831	Discovery Communications, Inc., Class C(b)	43,688
1,252	Foot Locker, Inc.	61,536
51,157	Ford Motor Co.	561,192
1,392	Gap, Inc. (The)	46,270
15,207	General Motors Co.	644,929
3,134	Goodyear Tire & Rubber Co. (The)	109,126
2,064	Kohl’s Corp.	133,685
1,367	Lennar Corp., Class A	85,656
3,702	Macy’s, Inc.	96,067
4,833	Newell Brands, Inc.	127,785
924	Nordstrom, Inc.	45,562
1,782	PulteGroup, Inc.	56,721
773	Signet Jewelers Ltd.	40,892
5,551	Target Corp.	417,546
3,379	Viacom, Inc., Class B	112,926
630	Whirlpool Corp.	114,295

		3,032,919

	Consumer Staples - 14.1%
6,577	Archer-Daniels-Midland Co.	282,482
11,636	CVS Health Corp.	915,637
8,519	Kroger Co. (The)	258,637
1,692	Molson Coors Brewing Co., Class B	142,162
2,025	Tyson Foods, Inc., Class A	154,123
6,733	Walgreens Boots Alliance, Inc.	506,725
10,202	Walmart, Inc.	1,087,533

		3,347,299

	Energy - 6.4%
1,480	Andeavor	160,077
3,933	Baker Hughes a GE Co.	126,446
4,479	Marathon Petroleum Corp.	310,260
3,394	Phillips 66	347,546
3,912	TechnipFMC PLC (United Kingdom)(b)	126,983
4,630	Valero Energy Corp.	444,341

		1,515,653

	Financials - 40.0%
1,972	Aflac, Inc.	173,930
1,845	Allstate Corp. (The)	182,231
296	Assurant, Inc.	27,078
30,210	Bank of America Corp.	966,720
4,165	Bank of New York Mellon Corp. (The)	236,156
3,105	BB&T Corp.	171,365
4,414	Berkshire Hathaway, Inc., Class B(b)	946,273
3,004	Capital One Financial Corp.	312,296
2,008	Chubb Ltd.	313,549
11,469	Citigroup, Inc.	900,087
2,509	Citizens Financial Group, Inc.	115,163
1,320	Discover Financial Services	105,336
197	Everest Re Group Ltd.	45,271
3,561	Fifth Third Bancorp	117,869
1,801	Goldman Sachs Group, Inc. (The)	482,470

1,731	Hartford Financial Services Group, Inc. (The)	$101,714
8,246	JPMorgan Chase & Co.	953,815
2,299	Leucadia National Corp.	62,234
1,458	Lincoln National Corp.	120,722
1,747	Loews Corp.	90,233
4,872	MetLife, Inc.	234,197
6,698	Morgan Stanley	378,772
1,861	Navient Corp.	26,519
1,454	People’s United Financial, Inc.	28,600
1,740	PNC Financial Services Group, Inc. (The)	274,955
1,380	Principal Financial Group, Inc.	93,288
3,192	Prudential Financial, Inc.	379,273
5,191	Regions Financial Corp.	99,823
2,012	SunTrust Banks, Inc.	142,248
2,672	Synchrony Financial	106,025
1,324	Travelers Cos., Inc. (The)	198,494
1,286	Unum Group	68,402
14,773	Wells Fargo & Co.	971,768
1,093	XL Group Ltd. (Bermuda)	40,266
791	Zions Bancorporation	42,738

		9,509,880

	Health Care - 10.4%
1,124	AmerisourceBergen Corp.	112,029
2,075	Anthem, Inc.	514,289
3,116	Cardinal Health, Inc.	223,698
1,714	Centene Corp.(b)	183,809
926	DaVita, Inc.(b)	72,265
974	Envision Healthcare Corp.(b)	35,054
6,526	Express Scripts Holding Co.(b)	516,729
1,014	Humana, Inc.	285,776
2,471	McKesson Corp.	417,302
677	Patterson Cos., Inc.	24,298
655	Universal Health Services, Inc., Class B	79,582

		2,464,831

	Industrials - 6.2%
974	Alaska Air Group, Inc.	64,021
3,485	American Airlines Group, Inc.	189,305
5,505	Delta Air Lines, Inc.	312,519
3,174	Eaton Corp. PLC	266,521
1,292	Fluor Corp.	78,424
837	Jacobs Engineering Group, Inc.	58,138
6,292	Johnson Controls International PLC	246,206
1,339	Quanta Services, Inc.(b)	51,538
2,981	United Continental Holdings, Inc.(b)	202,172

		1,468,844

	Information Technology - 4.2%
5,753	Corning, Inc.	179,609
17,915	Hewlett Packard Enterprise Co.	293,806
8,039	Micron Technology, Inc.(b)	351,465
2,085	Western Digital Corp.	185,523

		1,010,403

	Materials - 2.9%
944	Eastman Chemical Co.	93,626
2,005	LyondellBasell Industries NV, Class A	240,279
3,351	Mosaic Co. (The)	91,482
2,257	Nucor Corp.	151,129
1,799	WestRock Co.	119,868

		696,384

	Telecommunication Services - 1.0%
12,972	CenturyLink, Inc.	231,031

	Utilities - 2.2%
7,439	Exelon Corp.	286,476
4,274	PG&E Corp.	181,346

Schedule of Investments(a)

1,323	SCANA Corp.	$53,766

		521,588

	Total Common Stocks (Cost $21,769,509)	23,798,832

	Money Market Fund - 0.0%
9,940	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $9,940)	9,940

	Total Investments in Securities (Cost $21,779,449) - 100.1%	23,808,772
	Other assets less liabilities - (0.1)%	(14,304)

	Net Assets - 100.0%	$23,794,468

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 5.2%
9,203	Home Depot, Inc. (The)	$1,848,883
9,669	McDonald’s Corp.	1,654,753
18,417	TJX Cos., Inc. (The)	1,479,253
14,501	Walt Disney Co. (The)	1,575,824
20,919	Yum! Brands, Inc.	1,769,538

		8,328,251

	Consumer Staples - 7.3%
44,464	Coca-Cola Co. (The)	2,116,042
18,149	Colgate-Palmolive Co.	1,347,382
12,859	McCormick & Co., Inc.	1,398,673
16,899	PepsiCo, Inc.	2,032,950
20,150	Procter & Gamble Co. (The)	1,739,751
22,883	Sysco Corp.	1,438,654
15,183	Walmart, Inc.	1,618,508

		11,691,960

	Energy - 3.9%
12,321	Chevron Corp.	1,544,438
20,541	Exxon Mobil Corp.	1,793,229
14,168	Phillips 66	1,450,803
19,166	Schlumberger Ltd.	1,410,234

		6,198,704

	Financials - 22.9%
20,530	Aflac, Inc.	1,810,746
16,367	Allstate Corp. (The)	1,616,569
15,994	American Express Co.	1,589,804
11,599	Aon PLC	1,649,030
26,086	Arthur J. Gallagher & Co.	1,782,195
26,250	Bank of New York Mellon Corp. (The)	1,488,375
9,830	Berkshire Hathaway, Inc., Class B(b)	2,107,355
2,938	BlackRock, Inc.	1,650,568
12,801	Cboe Global Markets, Inc.	1,720,326
10,980	Chubb Ltd.	1,714,527
26,387	Hartford Financial Services Group, Inc. (The)	1,550,500
19,287	Intercontinental Exchange, Inc.	1,424,152
35,531	Loews Corp.	1,835,176
20,242	Marsh & McLennan Cos., Inc.	1,690,612
10,429	Moody’s Corp.	1,687,308
20,847	Nasdaq, Inc.	1,686,731
28,629	Progressive Corp. (The)	1,548,829
8,837	S&P Global, Inc.	1,600,381
20,247	Torchmark Corp.	1,839,440
11,730	Travelers Cos., Inc. (The)	1,758,562
28,388	U.S. Bancorp	1,622,090
8,388	Willis Towers Watson PLC	1,346,022

		36,719,298

	Health Care - 13.9%
25,356	Abbott Laboratories	1,576,129
21,676	Baxter International, Inc.	1,561,322
6,088	Becton, Dickinson and Co.	1,479,019
45,015	Boston Scientific Corp.(b)	1,258,620
16,407	Danaher Corp.	1,661,701

12,275	Johnson & Johnson	$1,696,282
8,431	Laboratory Corp. of America Holdings(b)	1,471,210
15,740	Medtronic PLC	1,351,909
2,009	Mettler-Toledo International, Inc.(b)	1,356,597
18,298	PerkinElmer, Inc.	1,466,768
39,681	Pfizer, Inc.	1,469,784
14,365	Quest Diagnostics, Inc.	1,520,104
8,068	Stryker Corp.	1,326,218
6,812	Thermo Fisher Scientific, Inc.	1,526,637
6,558	UnitedHealth Group, Inc.	1,552,803

		22,275,103

	Industrials - 22.9%
7,118	3M Co.	1,783,059
22,152	A.O. Smith Corp.	1,479,310
19,712	AMETEK, Inc.	1,504,026
23,020	Expeditors International of Washington, Inc.	1,495,149
5,888	FedEx Corp.	1,545,482
20,943	Fortune Brands Home & Security, Inc.	1,485,487
6,957	General Dynamics Corp.	1,547,793
10,830	Harris Corp.	1,726,085
13,482	Honeywell International, Inc.	2,152,671
9,809	Illinois Tool Works, Inc.	1,703,529
14,784	Ingersoll-Rand PLC	1,399,010
6,777	L3 Technologies, Inc.	1,439,841
5,069	Lockheed Martin Corp.	1,798,735
5,096	Northrop Grumman Corp.	1,735,341
7,732	Raytheon Co.	1,615,524
29,236	Republic Services, Inc.	2,011,437
6,310	Roper Technologies, Inc.	1,770,523
8,429	Stanley Black & Decker, Inc.	1,401,153
12,433	United Parcel Service, Inc., Class B	1,582,970
13,323	United Technologies Corp.	1,838,707
16,622	Verisk Analytics, Inc.(b)	1,663,031
22,588	Waste Management, Inc.	1,997,457

		36,676,320

	Information Technology - 14.7%
9,609	Accenture PLC, Class A	1,544,166
19,918	Amphenol Corp., Class A	1,847,793
39,087	Cisco Systems, Inc.	1,623,674
17,449	Fidelity National Information Services, Inc.	1,786,080
13,581	Fiserv, Inc.(b)	1,912,748
27,815	Intel Corp.	1,339,014
8,575	International Business Machines Corp.	1,403,727
9,573	Mastercard, Inc., Class A	1,617,837
16,726	Microsoft Corp.	1,589,137
21,227	Paychex, Inc.	1,448,743
15,364	Synopsys, Inc.(b)	1,422,860
14,342	TE Connectivity Ltd.	1,470,485
12,861	Texas Instruments, Inc.	1,410,466
12,848	VeriSign, Inc.(b)	1,476,492
13,460	Visa, Inc., Class A	1,672,136

		23,565,358

	Materials - 7.4%
9,128	Air Products & Chemicals, Inc.	1,536,881
12,217	Avery Dennison Corp.	1,498,782
32,540	Ball Corp.	1,245,631
18,091	DowDuPont, Inc.	1,367,318
13,875	Eastman Chemical Co.	1,376,123
14,205	Ecolab, Inc.	1,955,744
10,988	PPG Industries, Inc.	1,304,605
9,521	Praxair, Inc.	1,537,546

		11,822,630

	Telecommunication Services - 0.9%
27,745	Verizon Communications, Inc.	1,500,172

Schedule of Investments(a)

	Utilities - 0.9%
53,276	CenterPoint Energy, Inc.	$1,501,318

	Total Investments in Securities (Cost $135,239,583) - 100.0%	160,279,114
	Other assets less liabilities - (0.0)%	(59,838)

	Net Assets - 100.0%	$160,219,276

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 7.6%
85,519	BorgWarner, Inc.	$4,811,299
151,163	Gap, Inc. (The)	5,024,658
130,478	Goodyear Tire & Rubber Co. (The)	4,543,244
80,299	L Brands, Inc.	4,022,177
180,030	Macy’s, Inc.	4,671,778
110,468	MGM Resorts International	4,026,559
19,890	Netflix, Inc.(b)	5,376,267
68,719	Norwegian Cruise Line Holdings Ltd.(b)	4,173,992

		36,649,974

	Energy - 3.5%
1,235,595	Chesapeake Energy Corp.(b)(c)	4,324,582
235,272	Marathon Oil Corp.	4,279,598
68,320	Marathon Petroleum Corp.	4,732,526
117,280	Newfield Exploration Co.(b)	3,713,085

		17,049,791

	Financials - 36.1%
20,934	Affiliated Managers Group, Inc.	4,179,054
31,273	Ameriprise Financial, Inc.	5,275,755
188,709	Bank of America Corp.	6,038,688
7,697	BlackRock, Inc.	4,324,175
44,568	Capital One Financial Corp.	4,633,289
110,583	Charles Schwab Corp. (The)	5,898,497
56,649	Citigroup, Inc.	4,445,814
133,739	Citizens Financial Group, Inc.	6,138,620
64,119	Comerica, Inc.	6,105,411
55,976	Discover Financial Services	4,466,885
102,977	E*TRADE Financial Corp.(b)	5,426,888
154,815	Fifth Third Bancorp	5,124,376
100,278	Franklin Resources, Inc.	4,252,790
18,492	Goldman Sachs Group, Inc. (The)	4,953,822
369,307	Huntington Bancshares, Inc.	5,975,387
134,479	Invesco Ltd.(d)	4,858,726
37,506	JPMorgan Chase & Co.	4,338,319
254,729	KeyCorp	5,451,201
155,994	Leucadia National Corp.	4,222,758
67,249	Lincoln National Corp.	5,568,217
23,551	M&T Bank Corp.	4,493,060
74,536	MetLife, Inc.	3,582,946
101,015	Morgan Stanley	5,712,398
353,481	Navient Corp.	5,037,104
215,494	People’s United Financial, Inc.	4,238,767
29,163	PNC Financial Services Group, Inc. (The)	4,608,337
60,054	Principal Financial Group, Inc.	4,059,650
37,785	Prudential Financial, Inc.	4,489,614
54,849	Raymond James Financial, Inc.	5,286,895
291,827	Regions Financial Corp.	5,611,833
76,898	SunTrust Banks, Inc.	5,436,689
141,119	Synchrony Financial	5,599,602
69,144	Unum Group	3,677,769
70,629	Wells Fargo & Co.	4,645,976
103,223	Zions Bancorporation	5,577,139

		173,736,451

	Health Care - 2.7%
15,921	Align Technology, Inc.(b)	$4,171,302
11,696	Biogen, Inc.(b)	4,067,986
28,816	Vertex Pharmaceuticals, Inc.(b)	4,808,526

		13,047,814

	Industrials - 18.4%
67,224	Alaska Air Group, Inc.	4,418,633
112,765	American Airlines Group, Inc.	6,125,395
235,606	Arconic, Inc.	7,082,316
27,775	Caterpillar, Inc.	4,521,214
23,951	Cummins, Inc.	4,502,788
94,298	Delta Air Lines, Inc.	5,353,297
103,958	Flowserve Corp.	4,711,377
78,966	Fluor Corp.	4,793,236
60,389	Jacobs Engineering Group, Inc.	4,194,620
96,162	Masco Corp.	4,294,595
30,894	Norfolk Southern Corp.	4,661,287
55,215	PACCAR, Inc.	4,116,830
22,433	Parker-Hannifin Corp.	4,518,455
110,179	Quanta Services, Inc.(b)	4,240,790
21,822	Rockwell Automation, Inc.	4,305,262
68,622	Southwest Airlines Co.	4,172,218
80,462	United Continental Holdings, Inc.(b)	5,456,933
40,614	United Rentals, Inc.(b)	7,355,602

		88,824,848

	Information Technology - 22.5%
60,074	Activision Blizzard, Inc.	4,453,286
561,791	Advanced Micro Devices, Inc.(b)(c)	7,719,008
17,729	Alliance Data Systems Corp.	4,550,325
83,125	Applied Materials, Inc.	4,457,994
46,228	Autodesk, Inc.(b)	5,344,881
16,028	Broadcom Ltd.	3,975,425
46,317	Citrix Systems, Inc.(b)	4,296,365
119,597	Corning, Inc.	3,733,818
36,187	KLA-Tencor Corp.	3,973,333
22,699	Lam Research Corp.	4,347,312
45,159	Microchip Technology, Inc.	4,300,040
118,623	Micron Technology, Inc.(b)	5,186,198
97,234	NetApp, Inc.	5,979,891
22,718	NVIDIA Corp.	5,584,084
53,956	Qorvo, Inc.(b)	3,872,422
56,963	QUALCOMM, Inc.	3,887,725
30,882	Red Hat, Inc.(b)	4,057,277
128,604	Seagate Technology PLC	7,098,941
41,951	Skyworks Solutions, Inc.	4,078,057
41,510	TE Connectivity Ltd.	4,256,020
38,148	Texas Instruments, Inc.	4,183,691
53,209	Western Digital Corp.	4,734,537
125,017	Xerox Corp.	4,266,830

		108,337,460

	Materials - 7.4%
117,323	CF Industries Holdings, Inc.	4,979,188
40,447	Eastman Chemical Co.	4,011,533
366,328	Freeport-McMoRan, Inc.(b)	7,143,396
20,668	Martin Marietta Materials, Inc.	4,715,818
165,834	Mosaic Co. (The)	4,527,268
86,879	Nucor Corp.	5,817,418
31,752	Vulcan Materials Co.	4,299,221

		35,493,842

	Real Estate - 0.9%
91,298	CBRE Group, Inc., Class A(b)	4,171,406

	Utilities - 0.8%
147,067	NRG Energy, Inc.	3,825,213

	Total Common Stocks (Cost $436,857,107)	481,136,799

Schedule of Investments(a)

	Money Market Fund - 0.0%
141,335	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $141,335)	$141,335

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $436,998,442)-99.9%	481,278,134

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
11,844,387	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(e)(f) (Cost $11,844,387)	11,844,387

	Total Investments in Securities (Cost $448,842,829) - 102.4%	493,122,521
	Other assets less liabilities - (2.4)%	(11,682,298)

	Net Assets - 100.0%	$481,440,223

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Unrealized Change in Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$3,946,313	$2,124,742	$(1,229,808)	$(60,690)	$78,169	$4,858,726	$27,002

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Consumer Discretionary - 5.9%
6,289,210	Ford Motor Co.	$68,992,634
841,388	Garmin Ltd.	52,956,961
1,324,745	General Motors Co.	56,182,435

		178,132,030

	Consumer Staples - 15.4%
784,151	Altria Group, Inc.	55,157,181
1,176,058	Archer-Daniels-Midland Co.	50,511,691
1,063,981	Coca-Cola Co. (The)	50,634,856
864,365	General Mills, Inc.	50,556,709
731,032	Kellogg Co.	49,790,590
423,772	Kimberly-Clark Corp.	49,581,324
622,409	Kraft Heinz Co. (The)	48,790,641
569,747	Philip Morris International, Inc.	61,093,971
532,411	Procter & Gamble Co. (The)	45,968,366

		462,085,329

	Energy - 8.8%
414,422	Chevron Corp.	51,947,798
652,071	Exxon Mobil Corp.	56,925,798
845,241	Occidental Petroleum Corp.	63,367,718
65	Phillips 66	6,656
599,008	Schlumberger Ltd.	44,075,009
492,123	Valero Energy Corp.	47,229,044

		263,552,023

	Financials - 5.0%
157	CME Group, Inc.	24,096
1,320,144	Invesco Ltd.(b)	47,696,803
922,806	MetLife, Inc.	44,359,284
2,908,795	People’s United Financial, Inc.	57,215,998
271	T. Rowe Price Group, Inc.	30,252

		149,326,433

	Health Care - 3.6%
97	AbbVie, Inc.	10,885
866,104	Merck & Co., Inc.	51,316,662
1,509,690	Pfizer, Inc.	55,918,918

		107,246,465

	Industrials - 5.5%
567,110	Eaton Corp. PLC	47,620,227
204	Emerson Electric Co.	14,735
4,619,305	General Electric Co.	74,694,162
333,802	United Parcel Service, Inc., Class B	42,499,670

		164,828,794

	Information Technology - 7.0%
1,104,032	Cisco Systems, Inc.	45,861,489
165	HP, Inc.	3,848
229	Intel Corp.	11,024
366,871	International Business Machines Corp.	60,056,782
654,223	Paychex, Inc.	44,650,720
2,830,958	Western Union Co. (The)	58,855,617

		209,439,480

	Materials - 3.3%
796,642	International Paper Co.	$50,076,916
426,817	LyondellBasell Industries NV, Class A	51,149,749

		101,226,665

	Real Estate - 20.1%
3,697,889	HCP, Inc. REIT	89,045,167
2,986,415	Host Hotels & Resorts, Inc. REIT	61,997,975
2,549,569	Iron Mountain, Inc. REIT	89,311,402
309,803	Public Storage REIT	60,647,035
1,299,611	Realty Income Corp. REIT	69,126,309
395,421	Simon Property Group, Inc. REIT	64,599,929
1,465,197	Ventas, Inc. REIT	82,007,076
1,422,052	Welltower, Inc. REIT	85,280,459

		602,015,352

	Telecommunication Services - 5.0%
2,148,264	AT&T, Inc.	80,452,487
1,276,721	Verizon Communications, Inc.	69,032,304

		149,484,791

	Utilities - 20.7%
6,265,316	AES Corp. (The)	72,427,053
2,115,185	CenterPoint Energy, Inc.	59,605,913
781,729	Dominion Energy, Inc.	59,755,365
847,481	Duke Energy Corp.	66,527,259
902,633	Edison International	56,441,641
884,497	Entergy Corp.	69,601,069
2,385,567	FirstEnergy Corp.	78,485,154
2,516,754	PPL Corp.	80,208,950
77	Public Service Enterprise Group, Inc.	3,994
1,711,697	Southern Co. (The)	77,214,652

		620,271,050

	Total Investments in Securities (Cost $2,972,115,446) - 100.3%	3,007,608,412
	Other assets less liabilities - (0.3)%	(8,974,218)

	Net Assets - 100.0%	$2,998,634,194

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
Invesco Ltd.	$46,298,517	$10,858,333	$(9,776,643)	$358,623	$(42,027)	$47,696,803	$375,059

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.2%
436,801	Home Depot, Inc. (The)	$87,753,321
459,085	McDonald’s Corp.	78,567,807
688,091	Walt Disney Co. (The)	74,774,849
991,964	Yum! Brands, Inc.	83,910,235

		325,006,212

	Consumer Staples - 9.7%
527,907	Clorox Co. (The)	74,799,143
2,108,313	Coca-Cola Co. (The)	100,334,616
776,143	Dr Pepper Snapple Group, Inc.	92,632,667
704,657	Hershey Co. (The)	77,744,807
628,527	Kimberly-Clark Corp.	73,537,659
801,363	PepsiCo, Inc.	96,403,969
623,040	Philip Morris International, Inc.	66,808,579
955,191	Procter & Gamble Co. (The)	82,471,191
720,426	Walmart, Inc.	76,797,411

		741,530,042

	Energy - 2.1%
584,581	Chevron Corp.	73,277,229
973,914	Exxon Mobil Corp.	85,022,692

		158,299,921

	Financials - 21.0%
973,162	Aflac, Inc.	85,832,888
776,383	Allstate Corp. (The)	76,683,349
758,768	American Express Co.	75,421,539
549,770	Aon PLC	78,160,801
1,237,389	Arthur J. Gallagher & Co.	84,538,416
466,336	Berkshire Hathaway, Inc., Class B(b)	99,973,112
139,441	BlackRock, Inc.	78,337,954
607,226	Cboe Global Markets, Inc.	81,605,102
521,083	Chubb Ltd.	81,367,110
1,252,363	Hartford Financial Services Group, Inc. (The)	73,588,850
1,684,192	Loews Corp.	86,988,517
959,599	Marsh & McLennan Cos., Inc.	80,145,708
494,772	Moody’s Corp.	80,049,162
988,093	Nasdaq, Inc.	79,946,605
1,358,576	Progressive Corp. (The)	73,498,962
419,517	S&P Global, Inc.	75,974,529
960,740	Torchmark Corp.	87,283,229
556,763	Travelers Cos., Inc. (The)	83,469,909
1,347,131	U.S. Bancorp	76,975,065
398,831	Willis Towers Watson PLC	64,000,411

		1,603,841,218

	Health Care - 5.9%
1,202,987	Abbott Laboratories	74,777,672
1,028,386	Baxter International, Inc.	74,074,644
778,157	Danaher Corp.	78,811,741
582,492	Johnson & Johnson	80,494,569
1,882,708	Pfizer, Inc.	69,735,504
311,051	UnitedHealth Group, Inc.	73,650,656

		451,544,786

	Industrials - 19.3%
337,477	3M Co.	$84,537,989
935,270	AMETEK, Inc.	71,361,101
1,091,991	Expeditors International of Washington, Inc.	70,924,815
1,039,905	Fortive Corp.	79,053,578
330,253	General Dynamics Corp.	73,474,687
514,023	Harris Corp.	81,924,986
638,974	Honeywell International, Inc.	102,024,979
465,399	Illinois Tool Works, Inc.	80,825,844
240,645	Lockheed Martin Corp.	85,392,878
241,496	Northrop Grumman Corp.	82,236,633
366,802	Raytheon Co.	76,639,610
1,386,689	Republic Services, Inc.	95,404,203
299,220	Roper Technologies, Inc.	83,958,140
400,052	Stanley Black & Decker, Inc.	66,500,644
590,033	United Parcel Service, Inc., Class B	75,123,002
632,141	United Technologies Corp.	87,241,779
788,349	Verisk Analytics, Inc.(b)	78,874,317
1,071,690	Waste Management, Inc.	94,769,547

		1,470,268,732

	Information Technology - 10.2%
455,401	Accenture PLC, Class A	73,182,941
945,218	Amphenol Corp., Class A	87,687,874
827,859	Fidelity National Information Services, Inc.	84,739,647
643,806	Fiserv, Inc.(b)	90,673,637
454,391	Mastercard, Inc., Class A	76,792,079
793,398	Microsoft Corp.	75,380,744
1,007,012	Paychex, Inc.	68,728,569
680,463	TE Connectivity Ltd.	69,767,871
609,507	VeriSign, Inc.(b)	70,044,544
638,463	Visa, Inc., Class A	79,316,259

		776,314,165

	Materials - 3.1%
433,293	Air Products & Chemicals, Inc.	72,953,542
673,351	Ecolab, Inc.	92,706,966
451,412	Praxair, Inc.	72,898,524

		238,559,032

	Real Estate - 5.1%
519,206	Alexandria Real Estate Equities, Inc. REIT	67,341,018
1,428,889	Apartment Investment & Management Co., Class A REIT	59,784,716
382,027	AvalonBay Communities, Inc. REIT	65,097,401
1,097,498	Equity Residential REIT	67,616,852
269,816	Essex Property Trust, Inc. REIT	62,861,731
1,749,187	UDR, Inc. REIT	63,897,801

		386,599,519

	Utilities - 19.4%
1,575,152	Alliant Energy Corp.	62,612,292
1,124,832	Ameren Corp.	63,699,236
1,032,616	American Electric Power Co., Inc.	71,023,328
780,728	American Water Works Co., Inc.	64,933,148
2,527,743	CenterPoint Energy, Inc.	71,231,798
1,522,291	CMS Energy Corp.	68,122,522
842,680	Consolidated Edison, Inc.	67,717,765
844,640	Dominion Energy, Inc.	64,564,282
675,035	DTE Energy Co.	71,310,697
884,849	Duke Energy Corp.	69,460,646
932,230	Edison International	58,292,342
795,988	Entergy Corp.	62,636,296
1,164,415	Eversource Energy	73,462,942
471,274	NextEra Energy, Inc.	74,659,227
2,480,520	NiSource, Inc.	61,219,234
886,437	Pinnacle West Capital Corp.	70,870,638
2,342,606	PPL Corp.	74,658,853
1,299,996	Public Service Enterprise Group, Inc.	67,430,792
545,476	Sempra Energy	58,376,842
1,490,614	Southern Co. (The)	67,241,598

Schedule of Investments(a)

1,057,050	WEC Energy Group, Inc.	$67,968,315
1,514,905	Xcel Energy, Inc.	69,140,264

		1,480,633,057

	Total Investments in Securities (Cost $6,700,838,931) - 100.0%	7,632,596,684
	Other assets less liabilities - 0.0%	1,483,856

	Net Assets - 100.0%	$7,634,080,540

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Minimum Variance Portfolio (SPMV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.8%
156	Darden Restaurants, Inc.	$14,953
227	H&R Block, Inc.	6,024
421	Hanesbrands, Inc.	9,144
282	L Brands, Inc.	14,125
187	Michael Kors Holdings Ltd.(b)	12,342
74	Mohawk Industries, Inc.(b)	20,798
485	NIKE, Inc., Class B	33,087
8	PVH Corp.	1,241
64	Ralph Lauren Corp., Class A	7,316
111	Ross Stores, Inc.	9,145
475	Starbucks Corp.	26,985
347	Tapestry, Inc.	16,323
326	TJX Cos., Inc. (The)	26,184
45	Under Armour, Inc., Class A(b)	624
386	VF Corp.	31,320
262	Yum! Brands, Inc.	22,163

		251,774

	Consumer Staples - 13.2%
221	Campbell Soup Co.	10,287
305	Church & Dwight Co., Inc.	14,899
271	Coca-Cola Co. (The)	12,897
455	Conagra Brands, Inc.	17,290
96	Dr Pepper Snapple Group, Inc.	11,458
458	General Mills, Inc.	26,788
314	Hormel Foods Corp.	10,780
137	JM Smucker Co. (The)	17,384
55	Kellogg Co.	3,746
132	McCormick & Co., Inc.	14,358
236	Monster Beverage Corp.(b)	16,102
69	Procter & Gamble Co. (The)	5,957
334	Tyson Foods, Inc., Class A	25,421

		187,367

	Energy - 0.7%
30	EQT Corp.	1,629
260	TechnipFMC PLC (United Kingdom)(b)	8,439

		10,068

	Financials - 10.0%
102	Aon PLC	14,501
186	Arthur J. Gallagher & Co.	12,707
8	Chubb Ltd.	1,249
182	Cincinnati Financial Corp.	13,996
309	Marsh & McLennan Cos., Inc.	25,808
146	Progressive Corp. (The)	7,899
297	T. Rowe Price Group, Inc.	33,154
212	Travelers Cos., Inc. (The)	31,783

		141,097

	Health Care - 12.3%
117	Becton, Dickinson and Co.	28,424
344	Cerner Corp.(b)	23,781
11	Cigna Corp.	2,292
52	Edwards Lifesciences Corp.(b)	6,582
150	Envision Healthcare Corp.(b)	5,398
188	Henry Schein, Inc.(b)	14,228

194	Johnson & Johnson	$26,809
66	Medtronic PLC	5,669
95	Patterson Cos., Inc.	3,410
131	PerkinElmer, Inc.	10,501
12	ResMed, Inc.	1,209
178	Stryker Corp.	29,260
18	UnitedHealth Group, Inc.	4,262
105	Universal Health Services, Inc., Class B	12,757

		174,582

	Industrials - 6.8%
105	Cintas Corp.	17,687
274	Republic Services, Inc.	18,851
158	Rockwell Collins, Inc.	21,881
104	Stericycle, Inc.(b)	7,838
329	Waste Management, Inc.	29,094

		95,351

	Information Technology - 20.7%
190	Accenture PLC, Class A	30,533
90	Adobe Systems, Inc.(b)	17,978
154	Analog Devices, Inc.	14,150
234	Automatic Data Processing, Inc.	28,929
244	CA, Inc.	8,747
343	Cisco Systems, Inc.	14,248
38	CSRA, Inc.	1,265
97	FLIR Systems, Inc.	4,967
71	Global Payments, Inc.	7,936
720	Intel Corp.	34,661
37	International Business Machines Corp.	6,057
99	Intuit, Inc.	16,622
69	Microsoft Corp.	6,556
384	Paychex, Inc.	26,208
512	QUALCOMM, Inc.	34,944
312	Texas Instruments, Inc.	34,217
73	Xilinx, Inc.	5,331

		293,349

	Materials - 1.8%
625	Newmont Mining Corp.	25,319

	Real Estate - 6.7%
7	AvalonBay Communities, Inc. REIT	1,193
214	Crown Castle International Corp. REIT	24,133
85	Federal Realty Investment Trust REIT	10,268
207	Host Hotels & Resorts, Inc. REIT	4,297
496	Kimco Realty Corp. REIT	7,892
116	Public Storage REIT	22,708
317	Realty Income Corp. REIT	16,861
110	Vornado Realty Trust REIT	7,885

		95,237

	Telecommunication Services - 2.8%
635	AT&T, Inc.	23,781
699	CenturyLink, Inc.	12,449
59	Verizon Communications, Inc.	3,190

		39,420

	Utilities - 7.2%
290	Ameren Corp.	16,423
35	American Electric Power Co., Inc.	2,407
23	Consolidated Edison, Inc.	1,848
186	Dominion Energy, Inc.	14,218
13	DTE Energy Co.	1,373
33	Edison International	2,064
52	Entergy Corp.	4,092
110	Eversource Energy	6,940
32	PG&E Corp.	1,358
501	Public Service Enterprise Group, Inc.	25,987
16	Sempra Energy	1,712

Schedule of Investments(a)

469	Southern Co. (The)	$21,157
28	WEC Energy Group, Inc.	1,800

		101,379

	Total Investments in Securities (Cost $1,250,354) - 100.0%	1,414,943
	Other assets less liabilities - 0.0%	697

	Net Assets - 100.0%	$1,415,640

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Momentum Portfolio (SPMO)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 8.9%
440	Best Buy Co., Inc.	$32,146
904	Carnival Corp.	64,736
473	Charter Communications, Inc., Class A(b)	178,439
224	Darden Restaurants, Inc.	21,470
713	Marriott International, Inc., Class A	105,054
1,857	McDonald’s Corp.	317,807
1,047	Netflix, Inc.(b)	283,004
119	Priceline Group, Inc. (The)(b)	227,534
320	Royal Caribbean Cruises Ltd.	42,736
200	Tiffany & Co.	21,330
224	Wyndham Worldwide Corp.	27,805

		1,322,061

	Financials - 34.8%
936	Allstate Corp. (The)	92,449
1,264	American Express Co.	125,641
273	Ameriprise Financial, Inc.	46,055
527	Aon PLC	74,923
280	Arthur J. Gallagher & Co.	19,130
23,719	Bank of America Corp.	759,008
1,984	Bank of New York Mellon Corp. (The)	112,493
1,264	BB&T Corp.	69,760
3,056	Berkshire Hathaway, Inc., Class B(b)	655,145
233	Cboe Global Markets, Inc.	31,313
2,248	Charles Schwab Corp. (The)	119,908
6,831	Citigroup, Inc.	536,097
1,024	Citizens Financial Group, Inc.	47,001
400	Comerica, Inc.	38,088
568	E*TRADE Financial Corp.(b)	29,934
97	Everest Re Group Ltd.	22,291
1,216	Fifth Third Bancorp	40,250
872	Hartford Financial Services Group, Inc. (The)	51,239
1,648	Huntington Bancshares, Inc.	26,665
8,041	JPMorgan Chase & Co.	930,102
2,120	KeyCorp	45,368
584	Leucadia National Corp.	15,809
519	Lincoln National Corp.	42,973
320	M&T Bank Corp.	61,050
3,401	Morgan Stanley	192,326
1,249	PNC Financial Services Group, Inc. (The)	197,367
608	Principal Financial Group, Inc.	41,101
1,720	Progressive Corp. (The)	93,052
1,009	Prudential Financial, Inc.	119,889
264	Raymond James Financial, Inc.	25,447
2,424	Regions Financial Corp.	46,613
409	S&P Global, Inc.	74,070
752	State Street Corp.	82,848
768	SunTrust Banks, Inc.	54,298
215	Torchmark Corp.	19,533
2,720	U.S. Bancorp	155,421
504	Unum Group	26,808
440	Zions Bancorporation	23,773

		5,145,238

	Health Care - 4.9%
199	Align Technology, Inc.(b)	$52,138
495	Anthem, Inc.	122,686
80	Cooper Cos., Inc. (The)	19,574
209	IDEXX Laboratories, Inc.(b)	39,091
48	Mettler-Toledo International, Inc.(b)	32,412
223	Quest Diagnostics, Inc.	23,598
1,863	UnitedHealth Group, Inc.	441,121

		730,620

	Industrials - 12.2%
1,152	Arconic, Inc.	34,629
1,881	Boeing Co. (The)	666,570
967	Caterpillar, Inc.	157,408
1,864	CSX Corp.	105,819
265	Cummins, Inc.	49,820
791	Deere & Co.	131,638
559	Fortive Corp.	42,495
569	General Dynamics Corp.	126,591
241	Harris Corp.	38,411
728	IHS Markit Ltd.(b)	34,748
479	Illinois Tool Works, Inc.	83,188
424	Ingersoll-Rand PLC	40,123
264	Northrop Grumman Corp.	89,900
281	Parker-Hannifin Corp.	56,599
488	Republic Services, Inc.	33,574
257	Rockwell Automation, Inc.	50,704
233	Roper Technologies, Inc.	65,378

		1,807,595

	Information Technology - 38.8%
1,192	Adobe Systems, Inc.(b)	238,114
616	Amphenol Corp., Class A	57,146
185	ANSYS, Inc.(b)	29,905
6,752	Apple, Inc.	1,130,487
2,568	Applied Materials, Inc.	137,722
520	Autodesk, Inc.(b)	60,122
800	Broadcom Ltd.	198,424
1,552	Corning, Inc.	48,454
616	DXC Technology Co.	61,323
584	Electronic Arts, Inc.(b)	74,145
4,273	Facebook, Inc., Class A(b)	798,581
2,624	HP, Inc.	61,192
447	Lam Research Corp.	85,609
1,951	Mastercard, Inc., Class A	329,719
415	Microchip Technology, Inc.	39,516
2,568	Micron Technology, Inc.(b)	112,273
14,392	Microsoft Corp.	1,367,384
552	NetApp, Inc.	33,948
1,783	NVIDIA Corp.	438,261
2,504	PayPal Holdings, Inc.(b)	213,641
336	Skyworks Solutions, Inc.	32,663
1,280	Symantec Corp.	34,854
320	Synopsys, Inc.(b)	29,635
656	TE Connectivity Ltd.	67,260
624	Western Digital Corp.	55,524

		5,735,902

	Materials - 0.4%
264	FMC Corp.	24,111
207	Packaging Corp. of America	26,005

		50,116

	Total Investments in Securities (Cost $14,002,151) -100.0%	14,791,532
	Other assets less liabilities - 0.0%	2,453

	Net Assets - 100.0%	$14,793,985

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Value with Momentum Portfolio (SPVM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 9.6%
662	Best Buy Co., Inc.	$48,366
436	CarMax, Inc.(b)	31,117
362	Carnival Corp.	25,923
510	D.R. Horton, Inc.	25,015
1,192	General Motors Co.	50,553
476	Lennar Corp., Class A	29,826
438	Norwegian Cruise Line Holdings Ltd.(b)	26,604
832	PulteGroup, Inc.	26,483
174	Royal Caribbean Cruises Ltd.	23,238

		287,125

	Consumer Staples - 3.0%
134	Costco Wholesale Corp.	26,112
454	Sysco Corp.	28,543
316	Walmart, Inc.	33,686

		88,341

	Energy - 3.2%
624	Marathon Petroleum Corp.	43,224
542	Valero Energy Corp.	52,016

		95,240

	Financials - 45.2%
398	Aflac, Inc.	35,104
346	Allstate Corp. (The)	34,174
128	Ameriprise Financial, Inc.	21,594
376	Assurant, Inc.	34,396
1,140	Bank of America Corp.	36,480
514	Bank of New York Mellon Corp. (The)	29,144
544	BB&T Corp.	30,023
132	Berkshire Hathaway, Inc., Class B(b)	28,298
198	Chubb Ltd.	30,918
516	Citigroup, Inc.	40,496
860	Citizens Financial Group, Inc.	39,474
270	Comerica, Inc.	25,709
350	Discover Financial Services	27,930
1,110	Fifth Third Bancorp	36,741
142	Goldman Sachs Group, Inc. (The)	38,040
576	Hartford Financial Services Group, Inc. (The)	33,846
1,764	Huntington Bancshares, Inc.	28,541
720	Invesco Ltd.(c)	26,014
266	JPMorgan Chase & Co.	30,768
1,472	KeyCorp	31,501
1,886	Leucadia National Corp.	51,054
602	Lincoln National Corp.	49,846
860	Loews Corp.	44,419
136	M&T Bank Corp.	25,946
594	MetLife, Inc.	28,554
642	Morgan Stanley	36,305
1,550	People’s United Financial, Inc.	30,488
180	PNC Financial Services Group, Inc. (The)	28,444
508	Principal Financial Group, Inc.	34,341
408	Progressive Corp. (The)	22,073
452	Prudential Financial, Inc.	53,707
256	Raymond James Financial, Inc.	24,676
1,832	Regions Financial Corp.	35,229

260	State Street Corp.	$28,644
476	SunTrust Banks, Inc.	33,653
264	Torchmark Corp.	23,984
246	Travelers Cos., Inc. (The)	36,880
406	U.S. Bancorp	23,199
702	Unum Group	37,339
758	XL Group Ltd. (Bermuda)	27,925
552	Zions Bancorporation	29,825

		1,345,722

	Health Care - 6.8%
114	Aetna, Inc.	21,297
148	Anthem, Inc.	36,682
430	Centene Corp.(b)	46,113
100	Cigna Corp.	20,835
118	Humana, Inc.	33,256
138	Laboratory Corp. of America Holdings(b)	24,081
88	UnitedHealth Group, Inc.	20,837

		203,101

	Industrials - 9.6%
138	Cummins, Inc.	25,944
408	Eaton Corp. PLC	34,260
100	FedEx Corp.	26,248
232	Ingersoll-Rand PLC	21,954
102	L3 Technologies, Inc.	21,671
338	PACCAR, Inc.	25,201
280	Pentair PLC (United Kingdom)	20,020
1,036	Quanta Services, Inc.(b)	39,876
330	Southwest Airlines Co.	20,064
468	Textron, Inc.	27,457
176	United Technologies Corp.	24,290

		286,985

	Information Technology - 6.6%
876	Corning, Inc.	27,349
204	DXC Technology Co.	20,308
738	eBay, Inc.(b)	29,948
1,178	HP, Inc.	27,471
468	Intel Corp.	22,530
756	Micron Technology, Inc.(b)	33,052
398	Western Digital Corp.	35,414

		196,072

	Materials - 6.8%
138	Air Products & Chemicals, Inc.	23,235
330	DowDuPont, Inc.	24,941
314	Eastman Chemical Co.	31,142
360	International Paper Co.	22,630
262	LyondellBasell Industries NV, Class A	31,398
546	Nucor Corp.	36,560
504	WestRock Co.	33,582

		203,488

	Real Estate - 1.6%
556	CBRE Group, Inc., Class A(b)	25,404
1,042	Host Hotels & Resorts, Inc. REIT	21,632

		47,036

	Utilities - 7.5%
320	Ameren Corp.	18,122
290	American Electric Power Co., Inc.	19,946
702	CenterPoint Energy, Inc.	19,782
266	Consolidated Edison, Inc.	21,376
204	DTE Energy Co.	21,551
266	Duke Energy Corp.	20,881
344	Edison International	21,510
354	Eversource Energy	22,334
732	NiSource, Inc.	18,066
250	Pinnacle West Capital Corp.	19,987

Schedule of Investments(a)

408	Xcel Energy, Inc.	$18,621

		222,176

	Total Common Stocks and Other Equity Interests (Cost $2,777,956)	2,975,286

	Money Market Fund - 0.1%
2,219	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $2,219)	2,219

	Total Investments in Securities (Cost $2,780,175) - 100.0%	2,977,505
	Other assets less liabilities - 0.0%	1,043

	Net Assets - 100.0%	$2,978,548

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$—	$39,942	$(13,436)	$(580)	$88	$26,014	$—

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 1.7%
187,707	Ambev SA	$1,300,989
102,290	Engie Brasil Energia SA	1,160,834
77,000	Telefonica Brasil SA (Preference Shares)	1,309,288
47,614	Ultrapar Participacoes SA	1,225,926

		4,997,037

	Chile - 5.2%
10,219,687	Banco de Chile	1,755,259
22,177	Banco de Credito e Inversiones	1,698,077
17,009,928	Banco Santander Chile	1,451,272
537,867	Cencosud SA	1,685,031
97,164	Cia Cervecerias Unidas SA	1,430,157
5,980,809	Enel Americas SA	1,403,586
11,045,582	Enel Chile SA	1,397,338
1,283,943	Enel Generacion Chile SA	1,227,739
156,098,867	Itau CorpBanca	1,594,602
155,870	S.A.C.I. Falabella	1,639,817

		15,282,878

	China - 13.7%
2,690,236	Agricultural Bank of China Ltd., H-Shares	1,650,990
2,471,485	Bank of China Ltd., H-Shares	1,488,304
1,861,689	Bank of Communications Co. Ltd., H-Shares	1,613,799
4,725,993	CGN Power Co. Ltd., H-Shares(a)	1,335,359
2,261,782	China CITIC Bank Corp. Ltd., H-Shares	1,862,299
973,898	China Communications Construction Co. Ltd., H-Shares	1,162,982
1,257,648	China Construction Bank Corp., H-Shares	1,450,369
848,430	China Everbright International Ltd.	1,297,358
5,020,205	China Huishan Dairy Holdings Co. Ltd.(b)(c)	32,093
1,130,418	China Merchants Securities Co. Ltd., H-Shares(a)	1,913,550
1,194,583	China Minsheng Banking Corp. Ltd., H-Shares	1,366,948
150,672	China Mobile Ltd.	1,591,202
1,699,840	China Petroleum & Chemical Corp. (Sinopec), H-Shares	1,469,154
995,492	China Railway Construction Corp. Ltd., H-Shares	1,210,406
1,558,487	China Railway Group Ltd., H-Shares	1,197,541
901,906	China Resources Pharmaceutical Group Ltd.(a)	1,187,712
2,929,607	China Telecom Corp. Ltd., H-Shares	1,449,550
930,576	CITIC Ltd.	1,468,181
844,487	CNOOC Ltd.	1,315,082
1,247,928	CRRC Corp. Ltd., H-Shares	1,236,528
1,321,980	Dali Foods Group Co. Ltd.(a)	1,299,762
596,323	GF Securities Co. Ltd., H-Shares	1,332,710
783,311	Haitong Securities Co. Ltd., H-Shares	1,279,905

1,367,761	Industrial & Commercial Bank of China Ltd., H-Shares	$1,294,061
716,293	Jiangsu Expressway Co. Ltd., H-Shares	1,104,462
1,223,798	Orient Securities Co. Ltd., H-Shares(a)	1,358,133
2,121,099	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,212,219
1,681,359	PetroChina Co. Ltd., H-Shares	1,332,800
2,410,572	Postal Savings Bank of China Co. Ltd., H-Shares(a)	1,611,887
272,318	Sinopharm Group Co. Ltd., H-Shares	1,202,921

		40,328,267

	Colombia - 0.9%
113,516	Bancolombia SA (Preference Shares)	1,302,068
202,664	Grupo Argos SA	1,478,136

		2,780,204

	Czech Republic - 1.6%
63,028	CEZ AS	1,619,986
34,358	Komercni banka AS	1,583,298
367,921	Moneta Money Bank AS(a)	1,533,174

		4,736,458

	Egypt - 0.4%
276,922	Commercial International Bank Egypt SAE	1,228,430

	Greece - 0.9%
88,795	Hellenic Telecommunications Organization SA	1,399,298
92,047	OPAP SA	1,238,410

		2,637,708

	Hungary - 1.3%
98,863	MOL Hungarian Oil & Gas PLC	1,213,467
29,151	OTP Bank PLC	1,357,882
50,571	Richter Gedeon Nyrt	1,305,870

		3,877,219

	India - 1.3%
11,844	HDFC Bank Ltd. ADR	1,286,140
69,136	Infosys Ltd. ADR	1,245,139
216,675	Wipro Ltd. ADR(d)	1,189,546

		3,720,825

	Indonesia - 2.4%
718,184	PT Bank Central Asia Tbk	1,219,011
1,941,316	PT Bank Mandiri Persero Tbk	1,181,740
4,038,122	PT Bank Rakyat Indonesia Persero Tbk	1,115,962
1,944,706	PT Indofood Sukses Makmur Tbk	1,125,703
3,318,034	PT Telekomunikasi Indonesia Persero Tbk	988,830
325,897	PT Unilever Indonesia Tbk	1,324,181

		6,955,427

	Malaysia - 14.1%
822,295	CIMB Group Holdings Bhd	1,529,508
1,717,400	Dialog Group Bhd	1,127,970
1,380,863	DiGi.com Bhd	1,753,645
284,900	Fraser & Neave Holdings Bhd	2,131,405
1,252,689	Gamuda Bhd	1,645,505
522,800	Genting Bhd	1,291,659
446,600	Hong Leong Bank Bhd	2,131,168
1,027,347	IHH Healthcare Bhd	1,584,082
1,749,907	IJM Corp. Bhd	1,387,265
1,318,300	IOI Corp. Bhd	1,586,255
428,378	Kuala Lumpur Kepong Bhd	2,771,777
812,492	Malayan Banking Bhd	2,105,361
558,500	Malaysia Airports Holdings Bhd	1,296,755
1,149,274	Maxis Bhd	1,792,723
84,700	Nestle Malaysia Bhd	2,462,064
875,445	Petronas Chemicals Group Bhd	1,828,266

Schedule of Investments

273,806	Petronas Gas Bhd	$1,257,425
821,924	Public Bank Bhd	4,634,953
2,125,583	Sime Darby Bhd	1,668,728
2,705,933	Sunway Bhd	1,228,786
1,113,633	Telekom Malaysia Bhd	1,757,127
639,972	Tenaga Nasional Bhd	2,590,920

		41,563,347

	Mexico - 2.9%
150,984	Arca Continental SAB de CV	1,097,379
184,393	Coca-Cola Femsa SAB de CV, Series L	1,411,751
741,372	Fibra Uno Administracion SA de CV REIT	1,168,655
149,158	Fomento Economico Mexicano SAB de CV, Series CPO(e)	1,457,142
219,199	Infraestructura Energetica Nova SAB de CV	1,144,422
102,170	Promotora y Operadora de Infraestructura SAB de CV	1,049,028
457,993	Wal-Mart de Mexico SAB de CV	1,149,604

		8,477,981

	Peru - 0.4%
5,519	Credicorp Ltd.	1,278,366

	Philippines - 1.3%
612,034	Bank of the Philippine Islands	1,422,114
385,326	BDO Unibank, Inc.	1,149,218
204,203	Manila Electric Co.	1,347,819

		3,919,151

	Qatar - 0.4%
33,872	Qatar National Bank QPSC	1,257,757

	Russia - 0.4%
227,491	Gazprom PJSC ADR	1,144,280

	South Africa - 5.6%
14,635	Capitec Bank Holdings Ltd.	986,780
94,024	Discovery Ltd.	1,337,063
108,724	Distell Group Ltd.	1,271,861
733,394	Growthpoint Properties Ltd. REIT	1,714,624
46,800	Mondi Ltd.	1,246,883
361,189	Rand Merchant Investment Holdings Ltd.	1,348,480
1,636,235	Redefine Properties Ltd. REIT	1,491,025
74,654	Remgro Ltd.	1,485,378
116,066	Resilient REIT Ltd. REIT	1,137,811
221,368	RMB Holdings Ltd.	1,469,106
36,080	Tiger Brands Ltd.	1,400,811
112,674	Vodacom Group Ltd.	1,551,507

		16,441,329

	South Korea - 3.2%
124,039	BNK Financial Group, Inc.(b)	1,231,272
2,858	CJ CheilJedang Corp.(b)	959,491
73,333	Industrial Bank of Korea	1,143,414
126,297	Korean Reinsurance Co.(b)	1,442,921
2,390	KT Corp. ADR(b)	35,730
43,180	KT Corp.	1,198,939
29,273	Samsung Card Co. Ltd.	1,067,737
4,431	Samsung Fire & Marine Insurance Co. Ltd.	1,199,194
23,057	Shinhan Financial Group Co. Ltd.	1,150,853

		9,429,551

	Taiwan - 25.4%
824,000	Advanced Semiconductor Engineering, Inc.	1,170,459
167,095	Advantech Co. Ltd.	1,307,154
128,838	Asustek Computer, Inc.	1,242,164

712,000	Cathay Financial Holding Co. Ltd.	$1,333,832
3,932,000	Chang Hwa Commercial Bank Ltd.	2,306,950
780,435	Cheng Shin Rubber Industry Co. Ltd.	1,360,282
5,111,472	China Development Financial Holding Corp.	1,876,542
1,952,140	China Steel Corp.	1,667,780
578,000	Chin-Poon Industrial Co. Ltd.	1,074,869
629,222	Chunghwa Telecom Co. Ltd.	2,342,406
1,809,000	Compal Electronics, Inc.	1,346,873
2,731,053	CTBC Financial Holding Co. Ltd.	1,995,897
268,000	Delta Electronics, Inc.	1,351,701
3,893,388	E.Sun Financial Holding Co. Ltd.	2,564,823
2,477,380	Eva Airways Corp.	1,313,257
749,000	Everlight Electronics Co. Ltd.	1,176,998
1,594,432	Far Eastern New Century Corp.	1,425,090
805,993	Far EasTone Telecommunications Co. Ltd.	2,101,713
3,119,192	First Financial Holding Co. Ltd.	2,156,481
408,095	Formosa Chemicals & Fibre Corp.	1,526,217
458,146	Formosa Plastics Corp.	1,626,944
369,000	Foxconn Technology Co. Ltd.	1,055,895
860,875	Fubon Financial Holding Co. Ltd.	1,600,914
943,000	Highwealth Construction Corp.	1,481,855
4,583,236	Hua Nan Financial Holdings Co. Ltd.	2,736,213
2,119,777	Mega Financial Holding Co. Ltd.	1,840,091
583,930	Nan Ya Plastics Corp.	1,604,803
275,000	Novatek Microelectronics Corp.	1,155,839
1,018,000	Pou Chen Corp.	1,369,186
118,353	President Chain Store Corp.	1,171,530
1,177,400	Ruentex Development Co. Ltd.(b)	1,351,290
1,451,000	Siliconware Precision Industries Co. Ltd.	2,509,149
8,135,198	SinoPac Financial Holdings Co. Ltd.	2,805,193
1,126,264	Synnex Technology International Corp.	1,594,016
4,130,861	Taishin Financial Holding Co. Ltd.	2,083,466
1,177,000	Taiwan Cement Corp.	1,520,442
4,206,243	Taiwan Cooperative Financial Holding Co. Ltd.	2,503,931
1,469,000	Taiwan Fertilizer Co. Ltd.	2,016,092
480,162	Taiwan Mobile Co. Ltd.	1,836,924
182,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,595,829
440,000	Transcend Information, Inc.	1,272,649
595,181	Uni-President Enterprises Corp.	1,429,472
375,000	Wistron NeWeb Corp.	1,116,810
838,323	WPG Holdings Ltd.	1,143,344
3,215,472	Yuanta Financial Holding Co. Ltd.	1,544,547

		74,607,912

	Thailand - 14.0%
247,371	Advanced Info Service PCL NVDR	1,520,400
571,792	Airports of Thailand PCL NVDR	1,277,951
932,293	Bangchak Corp. PCL NVDR	1,242,760
247,805	Bangkok Bank PCL NVDR	1,637,792
7,044	Bangkok Bank PCL (Foreign Shares)	49,929
1,878,143	Bangkok Dusit Medical Services PCL NVDR	1,295,271
5,216,978	Bangkok Expressway & Metro PCL NVDR	1,290,919
6,889,810	BTS Group Holdings PCL NVDR	1,770,848
170,922	Bumrungrad Hospital PCL NVDR	1,069,627
434,394	Central Pattana PCL NVDR	1,151,172
1,368,082	CH Karnchang PCL NVDR	1,168,461
618,242	CP ALL PCL NVDR	1,574,227
192,305	Electricity Generating PCL NVDR	1,338,521
515,575	Glow Energy PCL NVDR	1,403,345
877,184	Intouch Holdings PCL NVDR	1,610,411
9,612,058	Italian-Thai Development PCL NVDR	1,215,318

Schedule of Investments

176,967	Kasikornbank PCL NVDR	$1,299,566
458,772	Kiatnakin Bank PCL NVDR	1,197,465
2,204,261	Krung Thai Bank PCL NVDR	1,407,574
3,412,042	Land & Houses PCL NVDR	1,263,719
830,332	Minor International PCL NVDR	1,166,494
445,792	PTT Global Chemical PCL NVDR	1,369,971
98,958	PTT PCL NVDR	1,554,513
11,543,806	Quality Houses PCL NVDR	1,179,444
1,056,990	Ratchaburi Electricity Generating Holding PCL NVDR	1,847,708
106,938	Siam Cement PCL (The) NVDR	1,679,869
329,196	Siam Commercial Bank PCL (The) NVDR	1,655,440
1,726,415	Thai Beverage PCL	1,213,185
2,054,297	Thai Union Group PCL NVDR	1,357,725
634,616	Thanachart Capital PCL NVDR	1,195,477
9,371,206	Wha Corp. PCL NVDR	1,262,659

		41,267,761

	Turkey - 0.8%
725,770	Enka Insaat ve Sanayi AS	1,093,085
390,101	Haci Omer Sabanci Holding AS	1,192,744

		2,285,829

	United Arab Emirates - 2.2%
618,334	Abu Dhabi Commercial Bank PJSC	1,220,473
1,843,663	Aldar Properties PJSC	1,149,435
789,863	Dubai Islamic Bank PJSC	1,311,743
323,287	Emirates Telecommunications Group Co. PJSC	1,566,663
392,298	National Bank of Abu Dhabi PJSC	1,196,193

		6,444,507

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $255,086,631) - 100.1%	294,662,224

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
908,500	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(f)(g) (Cost $908,500)	908,500

	Total Investments in Securities (Cost $255,995,131) - 100.4%	295,570,724
	Other assets less liabilities - (0.4)%	(1,298,373)

	Net Assets - 100.0%	$294,272,351

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $10,239,577, which represented 3.48% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	All or a portion of this security was out on loan at January 31, 2018.
(e)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B Share and four Series D Shares.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 1.8%
51,000	Braskem SA (Preference Shares), Class A	$795,690
39,900	Fibria Celulose SA	691,426
512,391	Vale SA	6,706,329

		8,193,445

	Chile - 1.7%
6,644,801	Banco de Chile	1,141,263
15,136,312	Banco Santander Chile	1,291,416
93,311	Empresas COPEC SA	1,624,993
206,560	S.A.C.I. Falabella	2,173,097
24,385	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	1,372,469

		7,603,238

	China - 40.5%
5,762,621	Agricultural Bank of China Ltd., H-Shares	3,536,503
167,419	Alibaba Group Holding Ltd. ADR(a)	34,202,028
1,119,716	Aluminum Corp. of China Ltd., H-Shares(a)	758,746
222,402	Angang Steel Co. Ltd., H-Shares	242,265
230,162	Anhui Conch Cement Co. Ltd., H-Shares	1,268,305
239,773	ANTA Sports Products Ltd.	1,155,725
1,100,286	Brilliance China Automotive Holdings Ltd.	2,813,509
1,685,440	China Evergrande Group(a)	5,570,402
1,117,418	China Merchants Bank Co. Ltd., H-Shares	5,478,905
1,250,300	China Molybdenum Co. Ltd., H-Shares	962,329
733,942	China Shenhua Energy Co. Ltd., H-Shares	2,284,933
307,360	China Taiping Insurance Holdings Co. Ltd.	1,328,241
594,616	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	539,008
562,154	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	332,774
3,371,505	Country Garden Holdings Co. Ltd.	7,250,409
1,477,669	CSPC Pharmaceutical Group Ltd.	3,279,741
2,474,323	Geely Automobile Holdings Ltd.	7,924,591
426,687	Guangzhou Automobile Group Co. Ltd., H-Shares	966,687
160,603	Haitian International Holdings Ltd.	502,048
299,039	JD.Com, Inc., Class A ADR(a)	14,721,690
255,321	Jiangxi Copper Co. Ltd., H-Shares	432,202
424,541	Longfor Properties Co. Ltd.	1,386,830
545,256	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	293,491
13,706	NetEase, Inc. ADR	4,388,113
239,622	New China Life Insurance Co. Ltd., H-Shares	1,560,931
30,811	New Oriental Education & Technology Group, Inc. ADR	2,837,385
1,682,088	Ping An Insurance Group Co. of China Ltd., H-Shares	19,925,391
82,387	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	478,746
262,896	Shimao Property Holdings Ltd.	784,844
13,530	SINA Corp.(a)	1,586,393
1,000,197	Sunac China Holdings Ltd.	4,801,846

300,702	Sunny Optical Technology Group Co. Ltd.	$4,163,681
134,175	TAL Education Group ADR	4,370,080
678,900	Tencent Holdings Ltd.	40,240,370
14,014	Weibo Corp., Class A ADR(a)	1,815,794
396,736	Weichai Power Co. Ltd., H-Shares	496,082
358,379	Yanzhou Coal Mining Co. Ltd., H-Shares	624,985
204,399	ZTE Corp. H-Shares(a)	744,794

		186,050,797

	Egypt - 0.3%
316,770	Commercial International Bank Egypt SAE	1,405,196
107,557	Egyptian Financial Group-Hermes Holding SAE	125,097

		1,530,293

	Greece - 0.1%
41,207	OPAP SA	554,403

	Hong Kong - 0.5%
479,330	China Gas Holdings Ltd.	1,403,404
443,426	Nine Dragons Paper Holdings Ltd.	690,528

		2,093,932

	Hungary - 0.6%
79,717	MOL Hungarian Oil & Gas PLC	978,465
42,846	OTP Bank PLC	1,995,808

		2,974,273

	India - 10.9%
107,054	HDFC Bank Ltd. ADR	11,624,994
299,711	iShares MSCI India ETF	11,164,235
337,835	PowerShares India Portfolio(b)	9,280,328
413,527	Reliance Industries Ltd. GDR(c)	12,488,515
296,737	Tata Steel Ltd. GDR(c)	3,442,149
89,007	Vedanta Ltd. ADR	1,906,530

		49,906,751

	Indonesia - 0.7%
2,899,316	PT Adaro Energy Tbk	530,554
1,310,875	PT Bank Negara Indonesia Persero Tbk	920,359
2,214,006	PT Barito Pacific Tbk(a)	436,567
294,280	PT Chandra Asri Petrochemical Tbk	143,420
349,329	PT United Tractors Tbk	1,014,968

		3,045,868

	Malaysia - 1.7%
1,395,800	CIMB Group Holdings Bhd	2,596,254
112,900	Hong Leong Bank Bhd	538,757
957,900	Malayan Banking Bhd	2,482,148
142,700	Malaysia Airports Holdings Bhd	331,328
485,800	My E.G. Services Bhd	311,590
663,400	Press Metal Aluminium Holdings Bhd	983,760
559,300	Sime Darby Bhd	439,089
536,366	Sunway Bhd	243,568

		7,926,494

	Mexico - 1.2%
4,514,055	America Movil SAB de CV, Series L	4,236,861
20,008	Grupo Elektra SAB de CV	724,029
96,558	Infraestructura Energetica Nova SAB de CV	504,122

		5,465,012

	Pakistan - 0.0%
53,100	International Steels Ltd.	59,214
151,300	Sui Northern Gas Pipeline	162,355

		221,569

	Peru - 0.2%
15,945	Southern Copper Corp.	774,130

Schedule of Investments

	Philippines - 0.1%
169,318	International Container Terminal Services, Inc.	$374,612
248,266	Semirara Mining & Power Corp.	183,417

		558,029

	Poland - 2.0%
26,277	CD Projekt SA	914,751
16,825	Grupa Lotos SA	299,923
18,342	Jastrzebska Spolka Weglowa SA(a)	534,594
22,708	KGHM Polska Miedz SA	749,960
69,016	Polski Koncern Naftowy Orlen SA	2,247,235
168,573	Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,309,898
148,424	Powszechny Zaklad Ubezpieczen SA	2,037,367

		9,093,728

	Russia - 0.4%
18,037	Novolipetsk Steel PJSC GDR(c)	472,569
34,785	Sberbank of Russia PJSC ADR	700,918
22,359	X5 Retail Group NV GDR(a)(c)	857,244

		2,030,731

	South Africa - 0.2%
10,827	Capitec Bank Holdings Ltd.	730,022

	South Korea - 19.6%
4,713	E-MART, Inc.	1,284,341
15,263	GS Holdings Corp.(a)	991,948
103,705	Hana Financial Group, Inc.	5,059,728
13,452	Hyundai Marine & Fire Insurance Co. Ltd.(a)	583,884
55,717	Industrial Bank of Korea	868,744
136,362	KB Financial Group, Inc.	8,594,056
9,618	Korea Investment Holdings Co. Ltd.(a)	787,202
3,073	LG Innotek Co. Ltd.	361,157
45,842	LG Uplus Corp.	613,888
6,610	LS Corp.(a)	489,011
17,054	Meritz Fire & Marine Insurance Co. Ltd.	397,663
16,894	POSCO	6,019,728
13,723	Samsung Electro-Mechanics Co. Ltd.	1,368,637
13,999	Samsung Electronics Co. Ltd.	32,708,250
2,416	Samsung Electronics Co. Ltd. (Preference Shares)	4,771,592
12,062	Samsung SDI Co. Ltd.	2,225,232
99,553	Shinhan Financial Group Co. Ltd.	4,969,026
188,374	SK Hynix, Inc.	12,965,762
11,938	S-Oil Corp.	1,375,075
241,504	Woori Bank	3,810,781

		90,245,705

	Taiwan - 15.2%
26,000	Airtac International Group	413,031
156,000	Catcher Technology Co. Ltd.	1,787,720
1,883,708	Cathay Financial Holding Co. Ltd.	3,528,862
375,000	Chailease Holding Co. Ltd.	1,262,202
2,873,000	China Development Financial Holding Corp.	1,054,746
521,000	China Petrochemical Development Corp.(a)	272,606
270,000	Compeq Manufacturing Co. Ltd.	335,352
3,760,098	CTBC Financial Holding Co. Ltd.	2,747,940
180,000	E Ink Holdings, Inc.	327,941
92,000	Elite Material Co. Ltd.	323,549
2,622,890	First Financial Holding Co. Ltd.	1,813,358
89,000	FLEXium Interconnect, Inc.	338,955
20,000	Formosa Sumco Technology Corp.	90,580
87,000	General Interface Solution Holding Ltd.	647,750
32,000	Genius Electronic Optical Co. Ltd.(a)	306,874
532,000	HannStar Display Corp.	194,397
4,964,000	Hon Hai Precision Industry Co. Ltd.	15,703,309
21,120	Largan Precision Co. Ltd.	2,902,184

231,000	Long Chen Paper Co. Ltd.	$264,720
779,000	Macronix International(a)	1,221,468
74,000	Merry Electronics Co. Ltd.	464,634
1,281,285	Nan Ya Plastics Corp.	3,521,330
196,000	Nanya Technology Corp.	533,956
12,000	Parade Technologies Ltd.	251,154
31,000	Phison Electronics Corp.	316,962
668,369	Qisda Corp.	487,308
101,000	Radiant Opto-Electronics Corp.	256,438
124,000	Sino-American Silicon Products, Inc.	431,833
2,087,000	Taishin Financial Holding Co. Ltd.	1,052,612
2,017,000	Taiwan Cooperative Financial Holding Co. Ltd.	1,200,698
2,617,081	Taiwan Semiconductor Manufacturing Co. Ltd.	22,897,382
109,506	Tripod Technology Corp.	353,179
488,348	Walsin Lihwa Corp.	280,655
97,000	Win Semiconductors Corp.	868,642
664,250	Winbond Electronics Corp.	539,003
55,000	Yageo Corp.	730,302

		69,723,632

	Thailand - 0.2%
133,569	Muangthai Leasing PCL NVDR	182,314
354,184	Star Petroleum Refining PCL NVDR	188,853
169,582	Thai Oil PCL NVDR	554,986
120,058	Total Access Communication PCL NVDR(a)	188,788

		1,114,941

	Turkey - 1.8%
62,669	Aselsan Elektronik Sanayi VE Ticaret AS	555,291
275,212	Enka Insaat ve Sanayi AS	414,498
441,874	Eregli Demir ve Celik Fabrikalari TAS	1,172,001
15,536	Ford Otomotiv Sanayi AS	248,483
172,459	Petkim Petrokimya Holding AS	365,017
57,531	TAV Havalimanlari Holding AS	339,536
41,123	Tupras Turkiye Petrol Rafinerileri AS	1,265,020
167,873	Turk Hava Yollari AO(a)	737,471
402,904	Turkiye Garanti Bankasi AS	1,319,958
163,640	Turkiye Halk Bankasi AS	442,317
400,074	Turkiye Is Bankasi AS, Class C	858,505
124,716	Turkiye Sise ve Cam Fabrikalari AS	166,226
217,905	Turkiye Vakiflar Bankasi TAO, Class D	437,390

		8,321,713

	United Arab Emirates - 0.1%
478,458	Damac Properties Dubai Co. PJSC	436,371

	Total Common Stocks and Other Equity Interests (Cost $368,724,923)	458,595,077

	Money Market Fund - 0.0%
72,603	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $72,603)	72,603

	Total Investments in Securities (Cost $368,797,526) - 99.8%	458,667,680
	Other assets less liabilities - 0.2%	993,790

	Net Assets - 100.0%	$459,661,470

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Schedule of Investments

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company. The Fund’s Adviser also serves as the adviser for the PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares India Portfolio	$8,665,468	$—	$—	$614,860	$—	$9,280,328	$—

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $17,260,477, which represented 3.76% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 12.6%
3,032	Amcor Ltd.	$35,747
828	ASX Ltd.	36,702
35,911	AusNet Services	49,289
2,422	Australia & New Zealand Banking Group Ltd.	56,051
834	Commonwealth Bank of Australia	53,263
590	Macquarie Group Ltd.	49,270
2,843	National Australia Bank Ltd.	67,061
1,794	Sonic Healthcare Ltd.	34,647
4,471	Transurban Group	43,517
1,412	Wesfarmers Ltd.	50,091
2,415	Westpac Banking Corp.	60,544
1,384	Woolworths Group Ltd.	30,203

		566,385

	Belgium - 2.8%
331	Anheuser-Busch InBev SA/NV	37,581
1,069	bpost SA	35,663
1,584	Proximus SADP	53,594

		126,838

	Denmark - 0.8%
904	Danske Bank A/S	36,846

	Finland - 3.1%
1,137	Elisa Oyj	48,527
761	Kesko Oyj, Class B	44,509
833	Sampo Oyj, Class A	48,534

		141,570

	France - 5.0%
2,451	Orange SA	44,411
469	Sanofi	41,553
902	Total SA	52,402
191	Unibail-Rodamco SE REIT	49,158
1,427	Veolia Environnement SA	36,069

		223,593

	Germany - 6.9%
156	Allianz SE	39,548
271	BASF SE	31,842
337	Bayerische Motoren Werke AG	38,611
490	Daimler AG	45,006
2,218	Deutsche Telekom AG	39,028
911	Evonik Industries AG	36,089
271	MAN SE	32,342
200	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	47,226

		309,692

	Hong Kong - 5.6%
4,103	CK Infrastructure Holdings Ltd.	36,537
3,492	CLP Holdings Ltd.	35,650
1,327	Hang Seng Bank Ltd.	31,591
59,884	HK Electric Investments & HK Electric Investments Ltd.(a)	55,356

49,837	Mapletree Greater China Commercial Trust REIT(a)	$47,964
4,981	Power Assets Holdings Ltd.	44,292

		251,390

	Italy - 2.2%
3,127	Eni SpA	56,429
6,999	Terna Rete Elettrica Nazionale SpA	42,270

		98,699

	Japan - 17.4%
9	Activia Properties, Inc. REIT	40,030
14	Advance Residence Investment Corp. REIT	35,912
968	Canon, Inc.	38,568
15	Daiwa House REIT Investment Corp. REIT	36,856
6	Daiwa Office Investment Corp. REIT	34,630
11	Frontier Real Estate Investment Corp. REIT	45,953
32	GLP J-REIT REIT	37,114
12	Japan Prime Realty Investment Corp. REIT	42,435
6	Japan Real Estate Investment Corp. REIT	30,837
21	Japan Retail Fund Investment Corp. REIT	41,844
1,200	Japan Tobacco, Inc.	39,709
36	Mori Trust Sogo REIT, Inc. REIT	53,726
6	Nippon Building Fund, Inc. REIT	32,156
17	Nippon Prologis REIT, Inc. REIT	39,013
4,200	Nissan Motor Co. Ltd.	44,769
26	Nomura Real Estate Master Fund, Inc. REIT	36,205
1,400	NTT DoCoMo, Inc.	34,687
27	ORIX JREIT, Inc. REIT	41,580
1,700	Sekisui House Ltd.	31,117
26	United Urban Investment Corp. REIT	41,088

		778,229

	Netherlands - 1.5%
1,871	Royal Dutch Shell PLC, Class A	65,519

	Portugal - 0.7%
1,601	Galp Energia SGPS SA	30,655

	Singapore - 9.5%
25,854	Ascendas Real Estate Investment Trust REIT	54,504
32,948	CapitaLand Mall Trust REIT	52,850
42,425	Keppel REIT	41,803
43,637	Mapletree Commercial Trust REIT	56,329
48,286	Mapletree Logistics Trust REIT	50,528
5,884	Singapore Exchange Ltd.	36,854
17,842	Singapore Technologies Engineering Ltd.	45,927
17,659	Singapore Telecommunications Ltd.	47,749
24,747	Suntec Real Estate Investment Trust REIT	39,128

		425,672

	Spain - 5.2%
1,762	Abertis Infraestructuras SA	42,847
2,065	Gas Natural SDG SA	47,861
5,823	Iberdrola SA	47,572
2,055	Red Electrica Corp. SA	43,699
2,803	Repsol SA	52,919

		234,898

	Sweden - 6.5%
1,836	Axfood AB	37,026
2,086	Castellum AB	36,066
897	ICA Gruppen AB	35,151
4,425	Skandinaviska Enskilda Banken AB, Class A	56,078
2,607	Swedbank AB, Class A	66,847
11,602	Telia Co. AB	58,420

		289,588

Schedule of Investments

	Switzerland - 5.6%
172	Kuehne + Nagel International AG	$31,621
379	Novartis AG	34,329
134	Roche Holding AG	33,075
533	Swiss RE AG	52,635
77	Swisscom AG	42,111
171	Zurich Insurance Group AG	56,270

		250,041

	United Kingdom - 14.4%
6,389	Aviva PLC	46,627
4,545	BAE Systems PLC	38,392
10,488	BP PLC	74,736
3,155	GlaxoSmithKline PLC	59,241
5,993	HSBC Holdings PLC	64,011
3,002	Land Securities Group PLC REIT	42,767
13,790	Legal & General Group PLC	53,065
4,350	National Grid PLC	49,778
1,351	Severn Trent PLC	37,530
3,771	SSE PLC	69,955
4,348	United Utilities Group PLC	45,631
19,675	Vodafone Group PLC	62,840

		644,573

	Total Investments in Securities (Cost $4,308,922) - 99.8%	4,474,188
	Other assets less liabilities - 0.2%	9,226

	Net Assets - 100.0%	$4,483,414

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $103,320, which represented 2.30% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.1%
218,889	Amcor Ltd.	$2,580,692
74,828	ASX Ltd.	3,316,805
1,832,058	AusNet Services	2,514,548
45,693	Commonwealth Bank of Australia	2,918,183
400,931	Goodman Group REIT	2,626,450
117,370	National Australia Bank Ltd.	2,768,526
152,896	Sonic Healthcare Ltd.	2,952,810
87,894	Wesfarmers Ltd.	3,118,053
141,102	Woolworths Group Ltd.	3,079,235

		25,875,302

	Belgium - 2.0%
16,584	Ackermans & van Haaren NV	3,100,995
89,659	bpost SA	2,991,132
32,530	Groupe Bruxelles Lambert SA	3,844,942
81,802	Proximus SADP	2,767,736

		12,704,805

	Canada - 20.3%
118,650	AltaGas Ltd.(a)	2,666,325
81,030	ATCO Ltd., Class I	2,937,779
44,173	Bank of Montreal	3,648,409
57,127	Bank of Nova Scotia (The)	3,805,207
94,769	BCE, Inc.	4,443,178
69,864	Brookfield Asset Management, Inc., Class A	2,931,572
39,111	Canadian Imperial Bank of Commerce	3,884,800
36,187	Canadian National Railway Co.	2,907,702
20,460	Canadian Tire Corp. Ltd., Class A	2,862,249
118,247	Canadian Utilities Ltd., Class A	3,509,291
54,664	CGI Group, Inc., Class A(b)	3,136,769
134,631	CI Financial Corp.	3,249,316
117,489	Emera, Inc.	4,357,297
193,349	First Capital Realty, Inc.	3,241,789
106,718	Fortis, Inc.	3,780,384
43,828	George Weston Ltd.	3,848,190
120,332	Great-West Lifeco, Inc.	3,411,295
199,542	H&R Real Estate Investment Trust REIT(a)	3,418,815
219,426	Hydro One Ltd.(c)	3,972,329
85,993	IGM Financial, Inc.	3,079,164
48,928	Intact Financial Corp.	4,112,927
65,233	Loblaw Cos. Ltd.	3,542,792
68,578	National Bank of Canada	3,568,504
35,478	Onex Corp.	2,663,923
118,163	Power Corp. of Canada	3,023,301
117,394	Power Financial Corp.	3,246,671
147,238	Quebecor, Inc., Class B	2,880,313
198,448	RioCan Real Estate Investment Trust REIT(a)	3,896,656
57,098	Rogers Communications, Inc., Class B	2,793,816
51,549	Royal Bank of Canada	4,425,268
129,596	Shaw Communications, Inc., Class B	2,836,249
146,532	SmartCentres Real Estate Investment Trust REIT(a)	3,612,987

59,864	SNC-Lavalin Group, Inc.	$2,654,929
67,545	Sun Life Financial, Inc.	2,938,319
105,167	TELUS Corp.	3,969,747
62,466	Thomson Reuters Corp.	2,710,246
60,110	Toronto-Dominion Bank (The)	3,665,835
62,280	TransCanada Corp.	2,874,774

		128,509,117

	Denmark - 1.0%
25,396	Carlsberg A/S, Class B	3,272,378
75,765	Danske Bank A/S	3,088,075

		6,360,453

	Finland - 1.5%
66,140	Elisa Oyj	2,822,816
54,148	Kesko Oyj, Class B	3,167,007
56,401	Sampo Oyj, Class A	3,286,134

		9,275,957

	France - 5.8%
21,753	Air Liquide SA	2,941,576
33,936	Danone SA	2,936,476
5,967	Hermes International	3,309,346
41,475	Legrand SA	3,462,756
13,305	L’Oreal SA	3,034,829
174,706	Orange SA	3,165,575
20,458	Pernod Ricard SA	3,269,798
30,804	Sanofi	2,729,166
19,814	Sodexo SA(a)	2,551,019
29,540	Thales SA	3,325,200
57,488	Total SA	3,339,798
10,679	Unibail-Rodamco SE REIT	2,748,476

		36,814,015

	Germany - 5.9%
13,674	Allianz SE	3,466,499
24,973	BASF SE	2,934,307
25,274	Beiersdorf AG	3,006,827
35,252	Daimler AG	3,237,867
58,780	Deutsche Post AG	2,787,684
158,941	Deutsche Telekom AG	2,796,761
21,314	Henkel AG & Co. KGaA (Preference Shares)	2,989,747
59,389	MAN SE	7,087,655
12,626	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	2,981,402
28,332	SAP SE	3,205,809
59,593	Vonovia SE	2,947,991

		37,442,549

	Hong Kong - 5.0%
253,170	CK Hutchison Holdings Ltd.	3,418,133
339,072	CK Infrastructure Holdings Ltd.	3,019,436
379,079	CLP Holdings Ltd.	3,870,057
135,258	Hang Seng Bank Ltd.	3,219,996
4,315,010	HK Electric Investments & HK Electric Investments Ltd.(c)	3,988,713
2,017,712	Hong Kong & China Gas Co. Ltd.	3,988,241
3,442,731	Mapletree Greater China Commercial Trust REIT(c)	3,313,353
528,245	MTR Corp. Ltd.	3,025,702
364,722	Swire Pacific Ltd., Class A	3,648,875

		31,492,506

	Israel - 1.3%
958,223	Israel Discount Bank Ltd., Class A(b)	2,877,395
142,501	Mizrahi Tefahot Bank Ltd.	2,784,329
15,918	Paz Oil Co. Ltd.(b)	2,754,060

		8,415,784

	Italy - 0.4%
160,086	Eni SpA	2,888,902

Schedule of Investments

	Japan - 19.2%
687	Activia Properties, Inc. REIT	$3,055,641
1,207	Advance Residence Investment Corp. REIT	3,096,148
157,225	Aeon Co. Ltd.	2,675,511
69,672	Aozora Bank Ltd.	2,821,220
73,857	Canon, Inc.	2,942,642
15,347	Central Japan Railway Co.	2,903,353
1,306	Daiwa House REIT Investment Corp. REIT	3,208,916
578	Daiwa Office Investment Corp. REIT	3,335,990
28,691	East Japan Railway Co.	2,850,569
857	Frontier Real Estate Investment Corp. REIT	3,580,157
2,872	GLP J-REIT REIT	3,330,999
67,324	Hankyu Hanshin Holdings, Inc.	2,710,723
163,098	ITOCHU Corp.	3,196,066
3,903	Japan Hotel REIT Investment Corp. REIT	2,892,700
972	Japan Prime Realty Investment Corp. REIT	3,437,241
574	Japan Real Estate Investment Corp. REIT	2,950,062
1,615	Japan Retail Fund Investment Corp. REIT	3,218,016
88,222	Japan Tobacco, Inc.	2,919,315
94,563	KDDI Corp.	2,384,975
89,336	Keihan Holdings Co. Ltd.	2,823,592
72,761	Kintetsu Group Holdings Co. Ltd.	2,872,978
37,894	Lawson, Inc.	2,562,024
59,025	McDonald’s Holdings Co. Japan Ltd.	2,655,057
2,017	Mori Trust Sogo REIT, Inc. REIT	3,010,117
108,171	Nagoya Railroad Co. Ltd.	2,843,137
568	Nippon Building Fund, Inc. REIT	3,044,112
1,547	Nippon Prologis REIT, Inc. REIT	3,550,213
49,792	Nippon Telegraph & Telephone Corp.	2,367,920
272,086	Nissan Motor Co. Ltd.	2,900,207
2,151	Nomura Real Estate Master Fund, Inc. REIT	2,995,300
120,440	NTT DoCoMo, Inc.	2,984,105
28,604	Oriental Land Co. Ltd.	2,793,446
2,224	ORIX JREIT, Inc. REIT	3,424,986
86,362	Sankyo Co. Ltd.	2,800,801
35,987	Secom Co. Ltd.	2,750,250
147,285	Sekisui House Ltd.	2,695,941
177,896	Skylark Co. Ltd.	2,561,976
50,344	Takeda Pharmaceutical Co. Ltd.	2,958,699
84,973	Tobu Railway Co. Ltd.	2,853,063
2,219	United Urban Investment Corp. REIT	3,506,734
37,032	West Japan Railway Co.	2,773,795

		121,238,697

	Netherlands - 2.0%
33,543	Heineken Holding NV	3,572,721
28,205	Koninklijke DSM NV	2,924,050
83,985	Royal Dutch Shell PLC, Class A	2,940,986
55,492	Wolters Kluwer NV	2,946,977

		12,384,734

	Norway - 0.5%
290,269	Orkla ASA	3,033,412

	Singapore - 7.8%
1,674,126	Ascendas Real Estate Investment Trust REIT	3,529,322
560,406	BOC Aviation Ltd.(c)	3,295,895
1,909,605	CapitaLand Commercial Trust Ltd. REIT	2,727,590
1,019,361	CapitaLand Ltd.	2,989,876
2,322,414	CapitaLand Mall Trust REIT	3,725,229
3,478,883	Keppel REIT	3,427,864
3,065,273	Mapletree Commercial Trust REIT	3,956,853
3,440,392	Mapletree Logistics Trust REIT	3,600,166
351,925	Oversea-Chinese Banking Corp. Ltd.	3,475,703

368,513	Singapore Airlines Ltd.	$3,183,533
699,642	Singapore Exchange Ltd.	4,382,115
1,467,509	Singapore Telecommunications Ltd.	3,968,058
2,352,634	Suntec Real Estate Investment Trust REIT	3,719,792
153,990	United Overseas Bank Ltd.	3,226,356

		49,208,352

	Spain - 0.9%
126,272	Abertis Infraestructuras SA	3,070,562
73,551	Industria de Diseno Textil SA	2,645,248

		5,715,810

	Sweden - 6.4%
167,629	Castellum AB	2,898,214
182,360	Hufvudstaden AB, Class A	2,943,949
77,417	ICA Gruppen AB	3,033,796
120,956	Industrivarden AB, Class C	3,232,372
65,865	Investor AB, Class B	3,229,309
86,770	Kinnevik AB, Class B	3,174,957
43,879	L E Lundbergforetagen AB, Class B	3,553,001
238,441	Skandinaviska Enskilda Banken AB, Class A	3,021,760
199,388	Svenska Handelsbanken AB, Class A	2,910,412
113,334	Swedbank AB, Class A	2,906,037
71,671	Swedish Match AB	2,912,647
691,733	Telia Co. AB	3,483,104
113,215	Trelleborg AB, Class B	3,031,271

		40,330,829

	Switzerland - 6.7%
109,056	ABB Ltd.	3,044,324
6,766	Geberit AG	3,209,774
1,239	Givaudan SA	2,985,542
16,979	Kuehne + Nagel International AG	3,121,462
35,217	Nestle SA	3,046,634
32,451	Novartis AG	2,939,301
4,590	Partners Group Holding AG	3,572,359
14,520	Schindler Holding AG-PC	3,645,620
1,248	SGS SA	3,360,310
345	Sika AG-BR	2,993,142
31,099	Swiss RE AG	3,071,093
7,109	Swisscom AG	3,887,926
10,255	Zurich Insurance Group AG	3,374,574

		42,252,061

	United Kingdom - 8.7%
397,764	Aviva PLC	2,902,867
93,940	Bunzl PLC	2,751,901
75,921	Diageo PLC	2,734,175
133,384	Experian PLC	3,078,486
156,514	GlaxoSmithKline PLC	2,938,825
421,994	Hammerson PLC REIT	2,958,477
266,699	Informa PLC	2,640,404
43,617	InterContinental Hotels Group PLC	2,922,645
818,376	Legal & General Group PLC	3,149,167
53,033	London Stock Exchange Group PLC	2,961,570
258,813	National Grid PLC	2,961,659
148,473	RELX PLC	3,289,500
616,172	Rentokil Initial PLC	2,602,396
334,090	RSA Insurance Group PLC	2,943,675
65,359	Schroders PLC	3,457,509
93,793	Severn Trent PLC	2,605,546
159,152	Smith & Nephew PLC	2,872,028
150,714	SSE PLC	2,795,842
242,848	United Utilities Group PLC	2,548,624

		55,115,296

Schedule of Investments

	United States - 0.5%
42,028	Waste Connections, Inc.	$3,028,304

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $573,482,727) - 100.0%	632,086,885

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
9,631,521	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $9,631,521)	9,631,521

	Total Investments in Securities (Cost $583,114,248) - 101.5%	641,718,406
	Other assets less liabilities - (1.5)%	(9,251,117)

	Net Assets - 100.0%	$632,467,289

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $14,570,290, which represented 2.30% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Momentum Portfolio (IDMO)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 1.3%
1,080	BHP Billiton PLC	$24,020
324	Challenger Ltd.	3,579
58	CIMIC Group Ltd.	2,214
400	Computershare Ltd.	5,409
827	Qantas Airways Ltd.	3,529

		38,751

	Austria - 1.3%
46	ams AG	4,250
228	Erste Group Bank AG	11,512
8	Lenzing AG	1,021
179	OMV AG	11,564
137	Raiffeisen Bank International AG(a)	5,910
109	UNIQA Insurance Group AG	1,346
64	voestalpine AG	4,168

		39,771

	Belgium - 1.4%
18	Ackermans & van Haaren NV	3,366
254	KBC Group NV	24,491
47	Solvay SA	6,824
37	Telenet Group Holding NV(a)	2,855
100	Umicore SA	5,277

		42,813

	Canada - 6.4%
284	Air Canada(a)	5,535
705	Bank of Nova Scotia (The)	46,960
65	Industrial Alliance Insurance & Financial Services, Inc.	3,120
1,443	Manulife Financial Corp.	30,698
45	Methanex Corp.	2,848
254	National Bank of Canada	13,217
898	Royal Bank of Canada	77,090
101	Shopify, Inc., Class A(a)	12,928

		192,396

	Chile - 0.1%
260	Antofagasta PLC	3,442

	China - 0.6%
3,404	BOC Hong Kong (Holdings) Ltd.	17,387

	Denmark - 1.6%
2	AP Moller - Maersk A/S, Class A	3,431
4	AP Moller - Maersk A/S, Class B	7,164
675	Danske Bank A/S	27,512
118	DSV A/S	9,738

		47,845

	Finland - 1.0%
298	Sampo Oyj, Class A	17,362
337	Stora Enso Oyj, Class R	5,802
105	Wartsila Oyj Abp	7,202

		30,366

	France - 11.0%
33	Aeroports de Paris	$6,878
51	Amundi SA(b)	4,828
78	Atos SE	12,340
1,126	AXA SA	37,165
738	BNP Paribas SA	61,230
154	Bouygues SA	8,589
9	Christian Dior SE	3,494
141	CNP Assurances	3,625
1,399	Credit Agricole SA	26,447
1	Dassault Aviation SA	1,678
81	Kering	41,149
195	LVMH Moet Hennessy Louis Vuitton SE	61,362
780	Natixis SA	7,126
203	Safran SA	22,998
562	Societe Generale SA	32,804

		331,713

	Germany - 5.8%
401	Allianz SE	101,658
845	Commerzbank AG(a)	13,956
68	Covestro AG(b)	7,843
178	Deutsche Lufthansa AG	6,373
522	Deutsche Post AG	24,756
92	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	21,724

		176,310

	Hong Kong - 1.6%
166	ASM Pacific Technology Ltd.	2,266
724	Chow Tai Fook Jewellery Group Ltd.	811
2,238	Galaxy Entertainment Group Ltd.	19,829
509	Hang Seng Bank Ltd.	12,117
95	Jardine Strategic Holdings Ltd.	3,781
223	Orient Overseas International Ltd.	2,100
898	Shangri-La Asia Ltd.	2,285
1,444	SJM Holdings Ltd.	1,444
416	Wheelock & Co. Ltd.	3,258

		47,891

	Ireland - 0.3%
64	Ryanair Holdings PLC ADR(a)	7,853

	Israel - 0.8%
643	Bank Hapoalim BM	4,827
82	Check Point Software Technologies Ltd.(a)	8,480
919	Israel Discount Bank Ltd., Class A(a)	2,760
121	Mizrahi Tefahot Bank Ltd.	2,364
24	SodaStream International Ltd.(a)	1,887
92	Tower Semiconductor Ltd.(a)	3,221

		23,539

	Italy - 2.0%
157	Ferrari NV	18,784
8,779	Intesa Sanpaolo SpA	34,565
638	Intesa Sanpaolo SpA-RSP	2,441
105	Moncler SpA	3,471

		59,261

	Japan - 25.3%
73	Aeon Mall Co. Ltd.	1,606
180	Asahi Glass Co. Ltd.	7,899
1,100	Asahi Kasei Corp.	14,355
55	Azbil Corp.	2,555
81	Benesse Holdings, Inc.	3,042
303	Brother Industries Ltd.	7,747
763	Canon, Inc.	30,400
501	Chiba Bank Ltd. (The)	4,333
24	Daido Steel Co. Ltd.	1,416
88	Daifuku Co. Ltd.	5,885
67	DIC Corp.	2,639

Schedule of Investments

27	Disco Corp.	$6,317
1,904	Fujitsu Ltd.	14,022
67	Furukawa Electric Co. Ltd.	3,671
300	Gunma Bank Ltd. (The)	1,806
15	Hikari Tsushin, Inc.	2,178
60	Hitachi Chemical Co. Ltd.	1,530
102	Hitachi Construction Machinery Co. Ltd.	4,565
3,275	Hitachi Ltd.	25,995
358	Hoya Corp.	18,265
1,525	ITOCHU Corp.	29,884
38	ITOCHU Techno-Solutions Corp.	1,668
340	JFE Holdings, Inc.	8,063
526	Kansai Electric Power Co., Inc. (The)	6,522
63	Keyence Corp.	38,341
576	Kirin Holdings Co. Ltd.	14,358
35	Kobayashi Pharmaceutical Co. Ltd.	2,318
557	Komatsu Ltd.	21,610
323	Kuraray Co. Ltd.	6,037
66	Kurita Water Industries Ltd.	2,159
208	Kyocera Corp.	13,817
159	Lion Corp.	2,980
171	LIXIL Group Corp.	4,802
1,600	Marubeni Corp.	11,993
54	Matsumotokiyoshi Holdings Co. Ltd.	2,214
54	McDonald’s Holdings Co. Japan Ltd.	2,429
400	Minebea Mitsumi, Inc.	9,040
161	MISUMI Group, Inc.	4,845
1,136	Mitsubishi Chemical Holdings Corp.	12,327
1,144	Mitsubishi Electric Corp.	20,882
266	Mitsubishi Gas Chemical Co., Inc.	7,506
400	Mitsubishi Motors Corp.	2,965
155	Mitsubishi Tanabe Pharma Corp.	3,168
1,054	Mitsui & Co. Ltd.	18,482
68	Mitsui Mining & Smelting Co. Ltd.	3,800
28	Mixi, Inc.	1,235
41	Morinaga & Co. Ltd.	2,130
100	Nichirei Corp.	2,671
76	Nintendo Co. Ltd.	33,399
66	Nippon Electric Glass Co. Ltd.	2,712
276	NSK Ltd.	4,541
152	OMRON Corp.	9,483
1,646	Panasonic Corp.	24,414
90	Pigeon Corp.	3,512
953	Recruit Holdings Co. Ltd.	23,215
89	Rohm Co. Ltd.	9,760
122	SBI Holdings, Inc.	2,950
236	Seiko Epson Corp.	5,723
208	Sharp Corp.(a)	7,765
240	Shin-Etsu Chemical Co. Ltd.	27,286
185	Showa Denko K.K.	8,559
532	SoftBank Group Corp.	43,767
100	Stanley Electric Co. Ltd.	4,054
147	Start Today Co. Ltd.	4,316
161	Sumco Corp.	4,384
900	Sumitomo Corp.	15,493
83	Sumitomo Heavy Industries Ltd.	3,783
329	Suzuki Motor Corp.	18,772
86	THK Co. Ltd.	3,561
130	Tokyo Electron Ltd.	24,367
400	Tosoh Corp.	9,161
181	Toyota Tsusho Corp.	7,313
75	Trend Micro, Inc.	4,040
44	Tsumura & Co.	1,487
78	Ube Industries Ltd.	2,322
111	Yakult Honsha Co. Ltd.	9,274
200	Yamaha Motor Co. Ltd.	6,633

313	Yaskawa Electric Corp.	$16,115
100	Yokohama Rubber Co. Ltd. (The)	2,540
120	Zeon Corp.	1,804

		764,977

	Netherlands - 3.9%
233	ABN AMRO Group NV CVA(b)	7,921
259	Altice NV, Class A(a)	2,793
57	Altice NV, Class B(a)	614
3,411	ING Groep NV	67,266
702	Koninklijke Philips NV	28,737
217	NN Group NV	10,272

		117,603

	New Zealand - 0.2%
647	a2 Milk Co. Ltd.(a)	4,405
593	Air New Zealand Ltd.	1,352

		5,757

	Norway - 1.0%
1,035	DNB ASA	21,087
712	Norsk Hydro ASA	5,213
560	Storebrand ASA	5,040

		31,340

	Portugal - 0.0%
158	Navigator Co. SA (The)	890

	Singapore - 3.5%
325	City Developments Ltd.	3,292
1,600	DBS Group Holdings Ltd.	32,264
3,300	Genting Singapore PLC	3,403
3,600	Oversea-Chinese Banking Corp. Ltd.	35,554
1,180	United Overseas Bank Ltd.	24,723
354	UOL Group Ltd.	2,474
215	Venture Corp. Ltd.	3,787

		105,497

	South Africa - 0.2%
202	Mondi PLC	5,392

	Spain - 6.0%
40	Aena SME SA(b)	8,743
4,127	Banco Bilbao Vizcaya Argentaria SA	38,909
3,761	Banco de Sabadell SA	8,968
11,268	Banco Santander SA	83,984
610	Bankia SA	3,100
3,906	CaixaBank SA	21,152
715	Mapfre SA	2,548
663	Repsol SA	12,517

		179,921

	Sweden - 3.8%
137	Industrivarden AB, Class A	3,872
138	Industrivarden AB, Class C	3,688
340	Investor AB, Class B	16,670
19	L E Lundbergforetagen AB, Class B	1,539
1,871	Nordea Bank AB	23,163
696	Sandvik AB	13,748
1,526	Skandinaviska Enskilda Banken AB, Class A	19,339
383	Svenska Cellulosa AB (SCA), Class B	3,976
268	Tele2 AB, Class B	3,363
1,249	Volvo AB, Class B	25,578

		114,936

	Switzerland - 6.5%
310	Cie Financiere Richemont SA	29,786
23	Geberit AG	10,911
8,718	Glencore PLC	50,048
37	Kuehne + Nagel International AG	6,802
17	Partners Group Holding AG	13,231

Schedule of Investments

2	Sika AG-BR	$17,352
768	STMicroelectronics NV	18,398
52	Swatch Group AG (The)	4,500
22	Swatch Group AG (The)-BR	10,094
109	Zurich Insurance Group AG	35,868

		196,990

	United Arab Emirates - 0.2%
97	NMC Health PLC	4,604

	United Kingdom - 13.4%
833	3i Group PLC	11,033
2,954	Aviva PLC	21,558
634	Barratt Developments PLC	5,276
632	CNH Industrial NV, Class A	9,381
657	Fiat Chrysler Automobiles NV(a)	15,929
1,341	G4S PLC	5,422
20,063	HSBC Holdings PLC	214,293
163	InterContinental Hotels Group PLC	10,922
3,642	Legal & General Group PLC	14,015
206	London Stock Exchange Group PLC	11,504
219	Persimmon PLC	7,792
1,572	Prudential PLC	42,608
1,298	Rentokil Initial PLC	5,482
702	RSA Insurance Group PLC	6,185
82	Schroders PLC	4,338
320	St. James’s Place PLC	5,408
1,823	Standard Life Aberdeen PLC	11,031
1,219	WM Morrison Supermarkets PLC	3,848

		406,025

	United States - 0.7%
163	Carnival PLC	11,520
137	Waste Connections, Inc.	9,872

		21,392

	Total Investments in Securities (Cost $2,564,632) - 99.9%	3,014,662
	Other assets less liabilities - 0.1%	3,854

	Net Assets - 100.0%	$3,018,516

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $29,335, which represented less than 1% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.8%
22,175	Cable One, Inc.	$15,656,215
75,525	Churchill Downs, Inc.	19,560,975
89,576	Cracker Barrel Old Country Store, Inc.	15,808,373
27,756	Graham Holdings Co., Class B	16,499,554
246,803	John Wiley & Sons, Inc., Class A	15,647,310
457,021	Service Corp. International	18,267,129

		101,439,556

	Consumer Staples - 3.5%
125,215	Casey’s General Stores, Inc.	15,164,789
114,855	Ingredion, Inc.	16,497,772
393,276	Tootsie Roll Industries, Inc.	14,079,281

		45,741,842

	Financials - 15.9%
29,761	Alleghany Corp.(b)	18,680,980
162,828	American Financial Group, Inc.	18,454,925
386,915	Brown & Brown, Inc.	20,305,299
82,287	FactSet Research Systems, Inc.	16,514,178
275,794	First American Financial Corp.	16,291,152
129,840	Hanover Insurance Group, Inc. (The)	14,691,396
109,563	MSCI, Inc., Class A	15,254,456
741,634	Old Republic International Corp.	15,937,715
110,920	Reinsurance Group of America, Inc.	17,375,618
115,865	RenaissanceRe Holdings Ltd. (Bermuda)	14,731,076
248,403	SEI Investments Co.	18,667,485
280,113	W.R. Berkley Corp.	20,442,647

		207,346,927

	Health Care - 3.7%
53,808	Bio-Rad Laboratories, Inc., Class A(b)	13,910,982
124,907	Bio-Techne Corp.	17,523,203
192,173	STERIS PLC	17,472,369

		48,906,554

	Industrials - 10.5%
135,475	Carlisle Cos., Inc.	15,472,600
444,132	Copart, Inc.(b)	19,572,897
119,384	Curtiss-Wright Corp.	15,598,714
209,039	Deluxe Corp.	15,525,327
130,453	Hubbell, Inc.	17,735,085
126,773	IDEX Corp.	18,189,390
362,097	Rollins, Inc.	17,865,866
99,175	Watsco, Inc.	17,830,673

		137,790,552

	Information Technology - 9.6%
186,866	Arrow Electronics, Inc.(b)	15,199,680
193,977	Broadridge Financial Solutions, Inc.	18,701,323
269,644	CDK Global, Inc.	19,222,921
319,991	CoreLogic, Inc.(b)	15,154,774
98,992	Fair Isaac Corp.	17,091,959
185,109	Jack Henry & Associates, Inc.	23,075,688
353,275	National Instruments Corp.	17,642,553

		126,088,898

	Materials - 10.0%
202,179	AptarGroup, Inc.	17,674,488
238,618	Ashland Global Holdings, Inc.	17,321,281

45,648	NewMarket Corp.	$18,149,188
281,294	RPM International, Inc.	14,683,547
138,024	Scotts Miracle-Gro Co. (The)	12,459,427
224,013	Sensient Technologies Corp.	16,095,334
515,228	Silgan Holdings, Inc.	15,400,165
340,430	Sonoco Products Co.	18,488,753

		130,272,183

	Real Estate - 19.1%
457,863	Alexander & Baldwin, Inc. REIT	12,142,527
346,380	American Campus Communities, Inc. REIT	13,321,775
192,893	Camden Property Trust REIT	16,696,818
498,627	Corporate Office Properties Trust REIT	13,612,517
1,722,716	Cousins Properties, Inc. REIT	15,504,444
285,715	DCT Industrial Trust, Inc. REIT	16,911,471
423,728	Douglas Emmett, Inc. REIT	16,385,562
401,044	Education Realty Trust, Inc. REIT	13,246,483
216,922	EPR Properties REIT	12,811,413
531,849	First Industrial Realty Trust, Inc. REIT	16,412,860
435,548	Healthcare Realty Trust, Inc. REIT	13,009,819
350,716	Highwoods Properties, Inc. REIT	16,792,282
480,583	Hospitality Properties Trust REIT	13,653,363
207,698	Kilroy Realty Corp. REIT	14,813,021
200,918	Lamar Advertising Co., Class A REIT	14,466,096
350,036	Liberty Property Trust REIT	14,494,991
476,515	Rayonier, Inc. REIT	15,467,677

		249,743,119

	Utilities - 19.9%
468,541	Aqua America, Inc.	16,965,870
210,788	Atmos Energy Corp.	17,474,325
282,276	Black Hills Corp.	15,680,432
616,617	Great Plains Energy, Inc.	19,189,121
529,791	Hawaiian Electric Industries, Inc.	18,071,171
202,812	IDACORP, Inc.	17,498,619
533,782	MDU Resources Group, Inc.	14,134,547
344,830	New Jersey Resources Corp.	13,379,404
314,931	NorthWestern Corp.	17,113,351
555,903	OGE Energy Corp.	17,900,077
208,258	ONE Gas, Inc.	14,750,914
373,812	PNM Resources, Inc.	14,242,237
201,922	Southwest Gas Holdings, Inc.	14,857,421
311,103	UGI Corp.	14,239,184
240,367	Vectren Corp.	14,573,451
386,853	Westar Energy, Inc.	19,984,826

		260,054,950

	Total Investments in Securities (Cost $1,192,168,722) - 100.0%	1,307,384,581
	Other assets less liabilities - 0.0%	465,606

	Net Assets - 100.0%	$1,307,850,187

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Consumer Discretionary - 6.2%
4,227	DineEquity, Inc.	$234,091
13,518	New Media Investment Group, Inc.	228,454

		462,545

	Consumer Staples - 8.5%
2,212	Andersons, Inc. (The)	75,429
5,756	B&G Foods, Inc.	189,948
1,269	Inter Parfums, Inc.	57,866
273	J & J Snack Foods Corp.	37,794
1,031	Medifast, Inc.	70,840
2,942	Universal Corp.	141,216
469	WD-40 Co.	58,039

		631,132

	Financials - 18.6%
12,375	Apollo Commercial Real Estate Finance, Inc. REIT	224,854
9,166	ARMOUR Residential REIT, Inc. REIT	214,576
26,094	Capstead Mortgage Corp. REIT	214,232
12,871	Invesco Mortgage Capital, Inc. REIT(b)	209,025
8,012	Northwest Bancshares, Inc.	135,002
9,371	Oritani Financial Corp.	156,496
10,134	Waddell & Reed Financial, Inc., Class A	233,082

		1,387,267

	Health Care - 3.9%
648	Abaxis, Inc.	46,429
3,435	Computer Programs & Systems, Inc.	102,878
1,001	CONMED Corp.	57,838
2,136	Luminex Corp.	43,126
1,194	Phibro Animal Health Corp., Class A	40,656

		290,927

	Industrials - 6.5%
2,014	Brady Corp., Class A	77,036
2,923	Briggs & Stratton Corp.	70,678
2,607	Mobile Mini, Inc.	98,675
4,033	Powell Industries, Inc.	131,435
6,556	Resources Connection, Inc.	107,191

		485,015

	Information Technology - 7.0%
4,135	ADTRAN, Inc.	66,160
1,426	CSG Systems International, Inc.	64,413
11,697	Daktronics, Inc.	108,314
2,773	Monotype Imaging Holdings, Inc.	66,413
1,500	MTS Systems Corp.	77,775
3,989	NIC, Inc.	66,217
3,962	Park Electrochemical Corp.	72,505

		521,797

	Materials - 10.5%
2,064	A. Schulman, Inc.	80,496
2,485	Hawkins, Inc.	87,720
3,185	Innophos Holdings, Inc.	147,370
586	Kaiser Aluminum Corp.	64,601
2,467	KapStone Paper and Packaging Corp.	85,457

4,659	Myers Industries, Inc.	$97,839
3,785	P.H. Glatfelter Co.	88,418
2,918	Schweitzer-Mauduit International, Inc.	132,127

		784,028

	Real Estate - 23.4%
21,933	Franklin Street Properties Corp. REIT	222,401
12,608	Government Properties Income Trust REIT	216,353
12,126	Hersha Hospitality Trust REIT	224,937
23,909	Independence Realty Trust, Inc. REIT	219,724
12,321	Kite Realty Group Trust REIT	207,732
24,954	Lexington Realty Trust REIT	225,085
15,609	Ramco-Gershenson Properties Trust REIT	206,351
17,116	Whitestone REIT	224,904

		1,747,487

	Telecommunication Services - 5.8%
1,125	ATN International, Inc.	66,780
3,155	Cogent Communications Holdings, Inc.	142,291
17,978	Consolidated Communications Holdings, Inc.	223,826

		432,897

	Utilities - 9.9%
1,431	ALLETE, Inc.	103,662
1,040	American States Water Co.	57,429
1,954	Avista Corp.	98,403
1,267	California Water Service Group	51,567
1,666	El Paso Electric Co.	86,965
1,969	Northwest Natural Gas Co.	112,922
4,257	South Jersey Industries, Inc.	125,326
1,494	Spire, Inc.	99,351

		735,625

	Total Investments in Securities (Cost $7,665,013) - 100.3%	7,478,720
	Other assets less liabilities - (0.3)%	(19,507)

	Net Assets - 100.0%	$7,459,213

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$209,154	$—	$(129)	$—	$209,025	$—

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.2%
769,945	Belmond Ltd., Class A (United Kingdom)(b)	$9,932,290
267,076	M/I Homes, Inc.(b)	8,637,238
64,834	Marriott Vacations Worldwide Corp.	9,876,163
266,816	Scholastic Corp.	10,251,071
238,962	Standard Motor Products, Inc.	11,446,280

		50,143,042

	Consumer Staples - 2.8%
198,237	Inter Parfums, Inc.	9,039,607
90,276	J & J Snack Foods Corp.	12,497,809
95,625	WD-40 Co.	11,833,594

		33,371,010

	Energy - 0.7%
451,437	Par Pacific Holdings, Inc.(b)	8,229,697

	Financials - 25.7%
802,981	Apollo Commercial Real Estate Finance, Inc. REIT	14,590,165
470,269	ARMOUR Residential REIT, Inc. REIT	11,008,997
281,290	Bank Mutual Corp.	2,925,416
167,566	Banner Corp.	9,105,536
1,501,351	Capstead Mortgage Corp. REIT	12,326,092
129,929	City Holding Co.	8,939,115
202,244	Columbia Banking System, Inc.	8,712,672
170,163	Community Bank System, Inc.	9,069,688
199,319	Employers Holdings, Inc.	8,451,126
112,235	Evercore, Inc., Class A	11,285,229
626,762	First Commonwealth Financial Corp.	9,069,246
404,197	First Midwest Bancorp, Inc.	10,048,337
162,715	Firstcash, Inc.	11,894,466
202,056	Horace Mann Educators Corp.	8,344,913
91,363	Infinity Property & Casualty Corp.	9,250,504
205,349	INTL FCStone, Inc.(b)	8,932,682
287,481	National Bank Holdings Corp., Class A	9,555,868
209,344	Navigators Group, Inc. (The)	10,174,118
626,179	Northfield Bancorp, Inc.	10,507,284
719,382	Northwest Bancshares, Inc.	12,121,587
533,670	Old National Bancorp	9,232,491
770,864	Oritani Financial Corp.	12,873,429
168,174	ProAssurance Corp.	9,199,118
375,273	Provident Financial Services, Inc.	9,873,433
152,178	RLI Corp.	9,778,958
149,628	Safety Insurance Group, Inc.	11,618,614
157,256	Selective Insurance Group, Inc.	9,160,162
244,228	Stewart Information Services Corp.	10,870,588
565,309	Third Point Reinsurance Ltd. (Bermuda)(b)	8,055,653
180,486	United Fire Group, Inc.	7,831,288
164,054	Westamerica Bancorporation(c)	9,739,886

		304,546,661

	Health Care - 5.3%
42,323	Chemed Corp.	11,028,104
208,578	CONMED Corp.	12,051,637
168,129	Haemonetics Corp.(b)	10,869,540
48,846	ICU Medical, Inc.(b)	11,183,292

184,367	Integra LifeSciences Holdings Corp.(b)	$9,708,766
148,145	Neogen Corp.(b)	8,744,999

		63,586,338

	Industrials - 22.7%
216,281	AAR Corp.	8,752,892
234,245	ABM Industries, Inc.	8,908,337
88,601	Alamo Group, Inc.	10,191,773
153,335	Albany International Corp., Class A	9,729,106
159,601	Applied Industrial Technologies, Inc.	11,770,574
152,324	Barnes Group, Inc.	10,021,396
246,216	Brady Corp., Class A	9,417,762
134,354	Exponent, Inc.	9,962,349
415,271	Federal Signal Corp.	8,446,612
192,357	Forrester Research, Inc.	8,396,383
169,330	Forward Air Corp.	10,280,024
191,214	Healthcare Services Group, Inc.	10,551,188
405,778	Heartland Express, Inc.	9,207,103
259,594	Hillenbrand, Inc.	11,500,014
375,295	Interface, Inc.	9,363,610
205,791	Kaman Corp.	12,903,096
316,854	Kelly Services, Inc., Class A	8,970,137
104,480	Lindsay Corp.	9,320,661
160,393	Matthews International Corp., Class A	8,982,008
136,236	Multi-Color Corp.	10,558,290
82,535	National Presto Industries, Inc.	8,389,683
167,381	Simpson Manufacturing Co., Inc.	9,831,960
138,716	Tennant Co.	9,349,458
184,551	Tetra Tech, Inc.	9,172,185
79,422	UniFirst Corp.	13,128,457
179,955	Viad Corp.	10,221,444
144,567	Watts Water Technologies, Inc., Class A	11,529,218

		268,855,720

	Information Technology - 7.2%
286,083	Benchmark Electronics, Inc.(b)	8,282,103
290,318	Bottomline Technologies (de), Inc.(b)	10,596,607
93,438	Cabot Microelectronics Corp.	9,520,398
115,052	ePlus, Inc.(b)	8,882,014
200,566	ExlService Holdings, Inc.(b)	12,184,384
99,513	OSI Systems, Inc.(b)	6,575,819
178,802	Plexus Corp.(b)	10,683,420
220,201	Progress Software Corp.	10,972,616
598,737	Rambus, Inc.(b)	7,562,048

		85,259,409

	Materials - 4.2%
113,837	Balchem Corp.	8,993,123
198,959	H.B. Fuller Co.	10,316,024
134,142	Neenah, Inc.	12,139,851
60,121	Quaker Chemical Corp.	9,252,622
202,281	Schweitzer-Mauduit International, Inc.	9,159,284

		49,860,904

	Real Estate - 20.7%
359,732	Acadia Realty Trust REIT	8,835,018
218,860	Agree Realty Corp. REIT	10,535,920
301,441	American Assets Trust, Inc. REIT	10,628,810
707,714	Armada Hoffler Properties, Inc. REIT	10,184,005
579,682	CareTrust REIT, Inc. REIT	9,211,147
440,567	Chatham Lodging Trust REIT	9,868,701
360,992	Chesapeake Lodging Trust REIT	9,880,351
820,608	DiamondRock Hospitality Co. REIT	9,650,350
137,746	EastGroup Properties, Inc. REIT	11,957,730
416,439	Four Corners Property Trust, Inc. REIT	9,827,960
951,155	Franklin Street Properties Corp. REIT	9,644,712
419,588	Getty Realty Corp. REIT	11,009,989
553,674	Hersha Hospitality Trust REIT	10,270,653
912,842	Independence Realty Trust, Inc. REIT	8,389,018
1,031,712	Lexington Realty Trust REIT	9,306,042

Schedule of Investments(a)

252,319	LTC Properties, Inc. REIT	$10,340,033
339,982	National Storage Affiliates Trust REIT	8,625,343
104,259	PS Business Parks, Inc. REIT	12,731,067
651,880	Ramco-Gershenson Properties Trust REIT	8,617,854
556,247	Retail Opportunity Investments Corp. REIT	10,218,257
170,856	Saul Centers, Inc. REIT	9,350,949
597,862	Summit Hotel Properties, Inc. REIT	9,260,882
136,508	Universal Health Realty Income Trust REIT	9,084,607
500,165	Urstadt Biddle Properties, Inc., Class A REIT	9,713,204
618,140	Whitestone REIT	8,122,360

		245,264,962

	Utilities - 6.5%
191,581	ALLETE, Inc.	13,878,128
175,551	American States Water Co.	9,693,926
203,322	California Water Service Group	8,275,206
241,322	El Paso Electric Co.	12,597,008
188,897	Northwest Natural Gas Co.	10,833,243
319,387	South Jersey Industries, Inc.	9,402,753
180,900	Spire, Inc.	12,029,850

		76,710,114

	Total Common Stocks and Other Equity Interests (Cost $1,101,373,397)	1,185,827,857

	Money Market Fund - 0.1%
822,607	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $822,607)	822,607

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,102,196,004) - 100.1%	1,186,650,464

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
9,826,301	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(d)(e) (Cost $9,826,301)	9,826,301

	Total Investments in Securities (Cost $1,112,022,305) - 100.9%	1,196,476,765
	Other assets less liabilities - (0.9)%	(10,480,225)

	Net Assets - 100.0%	$1,185,996,540

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Quality Portfolio (XSHQ)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.6%
390	American Public Education, Inc.(b)	$9,906
531	Big 5 Sporting Goods Corp.	3,000
750	Buckle, Inc. (The)	15,037
2,071	Callaway Golf Co.	30,589
291	Capella Education Co.	23,149
495	Cato Corp. (The), Class A	5,881
3,471	Chico’s FAS, Inc.	33,009
495	Children’s Place, Inc. (The)	74,151
975	Dave & Buster’s Entertainment, Inc.(b)	45,825
771	Dorman Products, Inc.(b)	58,164
1,806	DSW, Inc., Class A	36,174
597	Ethan Allen Interiors, Inc.	14,835
870	Finish Line, Inc. (The), Class A	9,857
841	Fox Factory Holding Corp.(b)	32,252
1,314	Francesca’s Holdings Corp.(b)	7,661
435	Haverty Furniture Cos., Inc.	9,701
459	Hibbett Sports, Inc.(b)	10,373
891	iRobot Corp.(b)	79,076
375	Kirkland’s, Inc.(b)	3,979
1,173	La-Z-Boy, Inc.	35,366
627	LCI Industries	69,127
318	Movado Group, Inc.	9,731
699	Nautilus, Inc.(b)	8,982
732	Nutrisystem, Inc.	31,659
681	PetMed Express, Inc.	30,781
804	Ruth’s Hospitality Group, Inc.	19,055
273	Shoe Carnival, Inc.	6,238
1,464	Sleep Number Corp.(b)	55,105
1,248	Steven Madden Ltd.(b)	57,658
438	Sturm Ruger & Co., Inc.	23,192
756	Tile Shop Holdings, Inc.	7,069

		856,582

	Consumer Staples - 2.9%
382	Calavo Growers, Inc.	33,234
372	Inter Parfums, Inc.	16,963
201	John B. Sanfilippo & Son, Inc.	12,587
306	Medifast, Inc.	21,025
297	WD-40 Co.	36,754

		120,563

	Energy - 1.4%
726	Consol Energy, Inc.(b)	23,544
804	Exterran Corp.(b)	23,220
150	REX American Resources Corp.(b)	12,247

		59,011

	Financials - 18.8%
432	AMERISAFE, Inc.	26,244
1,336	BofI Holding, Inc.(b)	48,056
1,816	Columbia Banking System, Inc.	78,233
1,146	Community Bank System, Inc.	61,082
1,107	Evercore, Inc., Class A	111,309
2,533	First Commonwealth Financial Corp.	36,652
1,671	First Financial Bankshares, Inc.	77,618
1,347	Great Western Bancorp, Inc.	56,776
549	Greenhill & Co., Inc.	10,184

777	Investment Technology Group, Inc.	$16,597
672	National Bank Holdings Corp., Class A	22,337
3,040	Northwest Bancshares, Inc.	51,224
1,212	OFG Bancorp	13,817
513	Opus Bank	13,902
862	RLI Corp.	55,392
1,387	ServisFirst Bancshares, Inc.	58,837
1,768	Waddell & Reed Financial, Inc., Class A	40,664

		778,924

	Health Care - 10.3%
766	Cambrex Corp.(b)	43,164
370	Chemed Corp.	96,411
222	CorVel Corp.(b)	11,466
1,330	HealthEquity, Inc.(b)	67,325
147	Heska Corp.(b)	11,459
357	ICU Medical, Inc.(b)	81,735
1,863	Momenta Pharmaceuticals, Inc.(b)	31,671
414	Providence Service Corp. (The)(b)	26,633
1,263	Quality Systems, Inc.(b)	16,419
1,051	Tivity Health, Inc.(b)	40,726

		427,009

	Industrials - 24.0%
1,011	AAON, Inc.	36,800
235	Alamo Group, Inc.	27,032
909	Applied Industrial Technologies, Inc.	67,039
436	Astec Industries, Inc.	27,206
1,134	Brady Corp., Class A	43,376
816	Comfort Systems USA, Inc.	34,762
606	EnPro Industries, Inc.	53,322
237	Forrester Research, Inc.	10,345
744	Forward Air Corp.	45,168
858	Franklin Electric Co., Inc.	38,867
1,386	Hawaiian Holdings, Inc.(b)	51,767
1,671	Healthcare Services Group, Inc.	92,206
1,290	Heartland Express, Inc.	29,270
814	Insperity, Inc.	49,858
1,431	Interface, Inc.	35,704
849	Marten Transport Ltd.	19,697
108	National Presto Industries, Inc.	10,978
207	Powell Industries, Inc.	6,746
1,035	Raven Industries, Inc.	39,899
654	Resources Connection, Inc.	10,693
877	Simpson Manufacturing Co., Inc.	51,515
997	Trex Co., Inc.(b)	111,255
1,146	TrueBlue, Inc.(b)	31,343
1,144	WageWorks, Inc.(b)	69,269

		994,117

	Information Technology - 17.7%
1,074	ADTRAN, Inc.	17,184
1,272	Advanced Energy Industries, Inc.(b)	90,477
516	Applied Optoelectronics, Inc.(b)	16,713
702	Badger Meter, Inc.	33,836
276	Bel Fuse, Inc., Class B	5,672
1,282	Benchmark Electronics, Inc.(b)	37,114
1,576	Brooks Automation, Inc.	43,970
642	Cabot Microelectronics Corp.	65,413
900	Daktronics, Inc.	8,334
1,236	DHI Group, Inc.(b)	2,225
465	Ebix, Inc.	38,176
1,452	KEMET Corp.(b)	29,563
1,003	Methode Electronics, Inc.	40,973
240	MicroStrategy, Inc., Class A(b)	33,055
672	NETGEAR, Inc.(b)	46,838
2,631	NIC, Inc.	43,675
1,710	Photronics, Inc.(b)	14,364
942	QuinStreet, Inc.(b)	8,789

Schedule of Investments(a)

819	Rudolph Technologies, Inc.(b)	$21,458
922	SolarEdge Technologies, Inc.(b)	33,100
346	Stamps.com, Inc.(b)	70,532
1,260	Veeco Instruments, Inc.(b)	20,979
546	XO Group, Inc.(b)	10,429

		732,869

	Materials - 2.7%
777	FutureFuel Corp.	10,412
423	Innophos Holdings, Inc.	19,572
376	Neenah, Inc.	34,028
303	Quaker Chemical Corp.	46,632

		110,644

	Real Estate - 1.4%
477	PS Business Parks, Inc. REIT	58,246

	Telecommunication Services - 0.2%
495	Spok Holdings, Inc.	7,722

	Total Common Stocks and Other Equity Interests (Cost $4,059,964)	4,145,687

	Money Market Fund - 0.0%
931	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $931)	931

	Total Investments in Securities (Cost $4,060,895) - 100.0%	4,146,618
	Other assets less liabilities - 0.0%	396

	Net Assets - 100.0%	$4,147,014

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio (PBTP)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 99.9%
	U.S. Treasury Inflation - Indexed Notes - 99.9%(a)
$230,000	U.S. Treasury Inflation - Indexed Notes	0.125%	04/15/2018	$245,851
70,000	U.S. Treasury Inflation - Indexed Notes	1.375	07/15/2018	81,144
68,000	U.S. Treasury Inflation - Indexed Notes	2.125	01/15/2019	79,802
230,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2019	241,982
70,000	U.S. Treasury Inflation - Indexed Notes	1.875	07/15/2019	83,318
88,000	U.S. Treasury Inflation - Indexed Notes	1.375	01/15/2020	102,752
232,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2020	243,353
150,000	U.S. Treasury Inflation - Indexed Notes	1.250	07/15/2020	174,533
170,000	U.S. Treasury Inflation - Indexed Notes	1.125	01/15/2021	196,322
208,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2021	214,563
166,000	U.S. Treasury Inflation - Indexed Notes	0.625	07/15/2021	184,068
190,000	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2022	204,934
138,000	U.S. Treasury Inflation - Indexed Notes	0.125	04/15/2022	137,963
190,000	U.S. Treasury Inflation - Indexed Notes	0.125	07/15/2022	201,893
75,000	U.S. Treasury Inflation - Indexed Notes	0.125	01/15/2023	78,886

	Total U.S. Treasury Securities (Cost $2,495,749)			2,471,364

Number of Shares
	Money Market Fund - 0.1%
1,553	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $1,553)			1,553

	Total Investments in Securities (Cost $2,497,302) - 100.0%			2,472,917
	Other assets less liabilities - 0.0%			813

	Net Assets - 100.0%			$2,473,730

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares PureBetaSM FTSE Developed ex-North America Portfolio (PBDM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.6%
72	Adelaide Brighton Ltd.	$378
104	AGL Energy Ltd.	1,974
80	ALS Ltd.	452
397	Alumina Ltd.	775
184	Amcor Ltd.	2,169
465	AMP Ltd.	1,977
23	Ansell Ltd.	468
177	APA Group	1,155
101	Aristocrat Leisure Ltd.	1,955
31	ASX Ltd.	1,374
312	Aurizon Holdings Ltd.	1,182
280	AusNet Services	384
466	Australia & New Zealand Banking Group Ltd.	10,784
62	Bank of Queensland Ltd.	622
76	Bendigo & Adelaide Bank Ltd.	721
510	BHP Billiton Ltd.	12,472
330	BHP Billiton PLC	7,339
90	BlueScope Steel Ltd.	1,057
185	Boral Ltd.	1,198
252	Brambles Ltd.	2,020
41	Caltex Australia Ltd.	1,154
91	Challenger Ltd.	1,005
15	CIMIC Group Ltd.	573
84	Coca-Cola Amatil Ltd.	570
9	Cochlear Ltd.	1,266
277	Commonwealth Bank of Australia	17,691
77	Computershare Ltd.	1,041
56	Crown Resorts Ltd.	601
72	CSL Ltd.	8,537
80	CSR Ltd.	326
162	Dexus REIT	1,250
36	Domain Holdings Australia Ltd.(a)	92
10	Domino’s Pizza Enterprises Ltd.	389
94	Downer EDI Ltd.	512
62	DuluxGroup Ltd.	366
365	Fairfax Media Ltd.	210
9	Flight Centre Travel Group Ltd.	372
255	Fortescue Metals Group Ltd.	1,024
279	Goodman Group REIT	1,828
286	GPT Group (The) REIT	1,165
84	Harvey Norman Holdings Ltd.	307
275	Healthscope Ltd.	430
66	Iluka Resources Ltd.	541
268	Incitec Pivot Ltd.	809
376	Insurance Australia Group Ltd.	2,204
47	IOOF Holdings Ltd.	419
90	LendLease Group	1,154
103	Macquarie Atlas Roads Group	479
49	Macquarie Group Ltd.	4,092
20	Magellan Financial Group Ltd.	446
437	Medibank Private Ltd.	1,185
154	Metcash Ltd.	399
588	Mirvac Group REIT	1,047
421	National Australia Bank Ltd.	9,931
122	Newcrest Mining Ltd.	2,240
28	Nufarm Ltd.	181
186	Oil Search Ltd.	1,140

60	Orica Ltd.	$933
278	Origin Energy Ltd.(a)	2,103
192	Orora Ltd.	507
47	OZ Minerals Ltd.	356
7	Perpetual Ltd.	297
37	Platinum Asset Management Ltd.	249
141	Qantas Airways Ltd.	602
218	QBE Insurance Group Ltd.	1,903
20	Ramsay Health Care Ltd.	1,107
8	REA Group Ltd.	477
281	Santos Ltd.(a)	1,160
812	Scentre Group REIT	2,729
55	SEEK Ltd.	871
273	Seven West Media Ltd.	125
118	Shopping Centres Australasia Property Group REIT	215
67	Sonic Healthcare Ltd.	1,294
829	South32 Ltd.	2,564
131	Star Entertainment Group Ltd. (The)	643
384	Stockland REIT	1,312
205	Suncorp Group Ltd.	2,268
175	Sydney Airport	965
299	Tabcorp Holdings Ltd.	1,252
661	Telstra Corp. Ltd.	1,964
57	TPG Telecom Ltd.	294
348	Transurban Group	3,387
117	Treasury Wine Estates Ltd.	1,622
520	Vicinity Centres REIT	1,133
95	Vocus Group Ltd.	230
180	Wesfarmers Ltd.	6,386
304	Westfield Corp. REIT	2,250
534	Westpac Banking Corp.	13,387
108	Whitehaven Coal Ltd.	432
133	Woodside Petroleum Ltd.	3,567
205	Woolworths Group Ltd.	4,474
29	WorleyParsons Ltd.(a)	341

		180,831

	Austria - 0.3%
7	ams AG	647
11	ANDRITZ AG	662
46	Erste Group Bank AG	2,323
22	OMV AG	1,421
20	Raiffeisen Bank International AG(a)	863
22	Telekom Austria AG, Class A	214
6	Vienna Insurance Group AG Wiener Versicherung Gruppe	213
18	voestalpine AG	1,172

		7,515

	Belgium - 1.1%
4	Ackermans & van Haaren NV	748
31	Ageas	1,643
120	Anheuser-Busch InBev SA/NV	13,624
16	bpost SA	534
10	Colruyt SA	555
11	Groupe Bruxelles Lambert SA	1,300
44	KBC Group NV	4,243
22	Proximus SADP	744
2	Sofina SA	350
11	Solvay SA	1,597
8	Telenet Group Holding NV(a)	617
19	UCB SA	1,662
30	Umicore SA	1,583

		29,200

	Chile - 0.0%
55	Antofagasta PLC	728

	China - 0.4%
110	AAC Technologies Holdings, Inc.	1,840
569	BOC Hong Kong (Holdings) Ltd.	2,906
424	China Mengniu Dairy Co. Ltd.	1,385
398	China Travel International Investment Hong Kong Ltd.	147

Schedule of Investments

455	FIH Mobile Ltd.	$135
369	Guotai Junan International Holdings Ltd.	134
109	Minth Group Ltd.	616
129	Nexteer Automotive Group Ltd.	276
444	Semiconductor Manufacturing International Corp.(a)	644
567	Shougang Fushan Resources Group Ltd.	138
546	Shui On Land Ltd.	190
295	Tingyi Cayman Islands Holding Corp.	615
162	Towngas China Co. Ltd.	136
182	Uni-President China Holdings Ltd.	167
874	Want Want China Holdings Ltd.	772
495	Xinyi Solar Holdings Ltd.	228

		10,329

	Denmark - 1.6%
1	AP Moller - Maersk A/S, Class A	1,716
1	AP Moller - Maersk A/S, Class B	1,791
17	Carlsberg A/S, Class B	2,191
14	Chr. Hansen Holding A/S	1,228
21	Coloplast A/S, Class B	1,872
112	Danske Bank A/S	4,565
29	DSV A/S	2,393
9	Genmab A/S(a)	1,654
9	H. Lundbeck A/S	460
29	ISS A/S	1,135
11	Jyske Bank A/S	638
279	Novo Nordisk A/S, Class B	15,570
34	Novozymes A/S, Class B	1,892
26	Orsted A/S(b)	1,584
17	Pandora A/S	1,618
127	TDC A/S	851
17	Tryg A/S	415
33	Vestas Wind Systems A/S	2,259
18	William Demant Holding A/S(a)	571

		44,403

	Finland - 0.9%
23	Elisa Oyj	982
68	Fortum Oyj	1,479
17	Huhtamaki Oyj	728
11	Kesko Oyj, Class B	643
60	Kone Oyj, Class B	3,446
17	Metso Oyj	596
20	Neste Oyj	1,387
897	Nokia Oyj	4,332
21	Nokian Renkaat Oyj	1,064
16	Orion Oyj, Class B	644
74	Sampo Oyj, Class A	4,312
75	Stora Enso Oyj, Class R	1,291
85	UPM-Kymmene Oyj	2,874
25	Wartsila Oyj Abp	1,715

		25,493

	France - 9.4%
28	Accor SA	1,599
4	Aeroports de Paris	834
66	Air Liquide SA	8,925
86	Airbus SE	9,910
13	Ald SA(a)(b)	230
24	Alstom SA	1,057
8	Amundi SA(b)	757
11	Arkema SA	1,410
14	Atos SE	2,215
300	AXA SA	9,902
6	bioMerieux	570
171	BNP Paribas SA	14,187
155	Bollore SA	904
32	Bouygues SA	1,785
40	Bureau Veritas SA	1,176
24	Capgemini SE	3,198
87	Carrefour SA	2,089
9	Casino Guichard Perrachon SA	528
79	Cie de Saint-Gobain	4,607
28	Cie Generale des Etablissements Michelin	4,493

9	CIE Plastic Omnium SA	$464
25	CNP Assurances	643
181	Credit Agricole SA	3,422
93	Danone SA	8,047
20	Dassault Systemes SE	2,314
37	Edenred	1,199
12	Eiffage SA	1,460
76	Electricite de France SA	1,049
21	Elior Group(b)	486
261	Engie SA	4,545
32	Essilor International Cie Generale d’Optique SA	4,560
2	Euler Hermes Group	304
7	Eurazeo SA	739
27	Eutelsat Communications SA	596
12	Faurecia	1,082
6	Fonciere des Regions REIT	661
7	Gecina SA REIT	1,371
72	Getlink SE	1,014
5	Hermes International	2,773
6	ICADE REIT	653
4	Iliad SA	1,038
6	Imerys SA	645
9	Ingenico Group SA	1,028
5	Ipsen SA	704
11	JCDecaux SA	478
12	Kering	6,096
33	Klepierre SA REIT	1,512
18	Lagardere SCA	563
42	Legrand SA	3,507
38	L’Oreal SA	8,668
39	LVMH Moet Hennessy Louis Vuitton SE	12,272
133	Natixis SA	1,215
304	Orange SA	5,508
7	Orpea	877
33	Pernod Ricard SA	5,274
70	Peugeot SA	1,578
33	Publicis Groupe SA	2,289
4	Remy Cointreau SA	528
29	Renault SA	3,200
48	Rexel SA	868
12	Rubis SCA	888
46	Safran SA	5,211
172	Sanofi	15,239
4	Sartorius Stedim Biotech	348
84	Schneider Electric SE	7,898
25	SCOR SE	1,123
4	SEB SA	829
4	Societe BIC SA	460
116	Societe Generale SA	6,771
14	Sodexo SA	1,802
58	Suez	868
9	Teleperformance	1,369
16	Thales SA	1,801
349	Total SA	20,275
12	Ubisoft Entertainment SA(a)	1,031
16	Unibail-Rodamco SE REIT	4,118
38	Valeo SA	3,006
78	Veolia Environnement SA	1,972
74	Vinci SA	8,020
169	Vivendi SA	4,975
4	Wendel SA	748
31	Zodiac Aerospace	967

		255,325

	Germany - 9.1%
31	adidas AG	7,233
71	Allianz SE	17,999
7	Axel Springer SE	617
145	BASF SE	17,037
131	Bayer AG	17,204
51	Bayerische Motoren Werke AG	5,843

Schedule of Investments

9	Bayerische Motoren Werke AG (Preference Shares)	$882
16	Beiersdorf AG	1,904
25	Brenntag AG	1,626
26	Ceconomy AG	375
165	Commerzbank AG(a)	2,725
17	Continental AG	5,119
24	Covestro AG(b)	2,768
153	Daimler AG	14,053
6	Delivery Hero AG(a)(b)	258
295	Deutsche Bank AG	5,437
30	Deutsche Boerse AG	3,863
37	Deutsche Lufthansa AG	1,325
151	Deutsche Post AG	7,161
512	Deutsche Telekom AG	9,009
56	Deutsche Wohnen AG-BR	2,539
327	E.ON SE	3,446
24	Evonik Industries AG	951
4	Fielmann AG	351
6	Fraport AG Frankfurt Airport Services Worldwide	712
34	Fresenius Medical Care AG & Co. KGaA	3,939
64	Fresenius SE & Co. KGaA	5,619
5	FUCHS PETROLUB SE	255
11	FUCHS PETROLUB SE (Preference Shares)	603
26	GEA Group AG	1,297
10	Hannover Rueck SE	1,372
24	HeidelbergCement AG	2,610
7	Hella GmbH & Co. KGaA	500
19	Henkel AG & Co. KGaA	2,386
28	Henkel AG & Co. KGaA (Preference Shares)	3,928
3	HOCHTIEF AG	544
10	HUGO BOSS AG	922
179	Infineon Technologies AG	5,220
20	Innogy SE(b)	765
30	K+S AG	845
11	KION Group AG	1,013
15	LANXESS AG	1,312
10	LEG Immobilien AG	1,131
29	Linde AG(a)	7,103
6	MAN SE	716
20	Merck KGaA	2,193
26	METRO AG(a)	567
8	MTU Aero Engines AG	1,438
22	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	5,195
15	OSRAM Licht AG	1,315
24	Porsche Automobil Holding SE (Preference Shares)	2,224
36	ProSiebenSat.1 Media SE	1,381
1	Rational AG	705
77	RWE AG(a)	1,546
6	RWE AG (Preference Shares)	105
144	SAP SE	16,294
5	Sartorius AG (Preference Shares)	600
120	Siemens AG	18,262
12	Suedzucker AG	229
19	Symrise AG	1,594
6	Talanx AG	266
106	Telefonica Deutschland Holding AG	537
74	thyssenkrupp AG	2,336
69	TUI AG	1,563
31	Uniper SE	928
18	United Internet AG	1,316
5	Volkswagen AG	1,112
29	Volkswagen AG (Preference Shares)	6,395
77	Vonovia SE	3,809
2	Wacker Chemie AG	403
18	Wirecard AG	2,249
17	Zalando SE(a)(b)	999

		248,078

	Hong Kong - 3.2%
1,918	AIA Group Ltd.	$16,430
43	ASM Pacific Technology Ltd.	587
188	Bank of East Asia Ltd. (The)	814
462	Brightoil Petroleum Holdings Ltd.(a)(c)	89
53	Cafe de Coral Holdings Ltd.	140
125	Cathay Pacific Airways Ltd.(a)	198
309	Champion REIT	230
742	China Oceanwide Holdings Ltd.(a)	53
169	Chow Tai Fook Jewellery Group Ltd.	189
427	CK Asset Holdings Ltd.	4,075
425	CK Hutchison Holdings Ltd.	5,738
98	CK Infrastructure Holdings Ltd.	873
261	CLP Holdings Ltd.	2,665
58	Dah Sing Banking Group Ltd.	137
23	Dah Sing Financial Holdings Ltd.	155
47	Dairy Farm International Holdings Ltd.	399
295	Esprit Holdings Ltd.(a)	119
369	First Pacific Co. Ltd.	263
335	Galaxy Entertainment Group Ltd.	2,968
2,000	Global Brands Group Holding Ltd.(a)	174
43	Great Eagle Holdings Ltd.	226
355	Haitong International Securities Group Ltd.	252
138	Hang Lung Group Ltd.	525
321	Hang Lung Properties Ltd.	850
115	Hang Seng Bank Ltd.	2,738
170	Henderson Land Development Co. Ltd.	1,189
1,294	Hong Kong & China Gas Co. Ltd.	2,558
194	Hong Kong Exchanges & Clearing Ltd.	7,352
185	Hongkong Land Holdings Ltd.	1,332
90	Hopewell Holdings Ltd.	364
802	Hutchison Port Holdings Trust	333
98	Hysan Development Co. Ltd.	548
33	Jardine Matheson Holdings Ltd.	2,095
29	Jardine Strategic Holdings Ltd.	1,154
54	Johnson Electric Holdings Ltd.	221
87	Kerry Logistics Network Ltd.	125
94	Kerry Properties Ltd.	449
562	Kingston Financial Group Ltd.	437
917	Li & Fung Ltd.	468
71	Lifestyle International Holdings Ltd.	107
351	Link REIT	3,105
126	Melco International Development Ltd.	379
222	MTR Corp. Ltd.	1,272
872	New World Development Co. Ltd.	1,411
221	NWS Holdings Ltd.	431
31	Orient Overseas International Ltd.	292
659	PCCW Ltd.	380
207	Power Assets Holdings Ltd.	1,841
380	Sands China Ltd.	2,264
175	Shangri-La Asia Ltd.	445
293	Shun Tak Holdings Ltd.	126
470	Sino Land Co. Ltd.	867
296	SJM Holdings Ltd.	296
348	Sun Art Retail Group Ltd.	473
225	Sun Hung Kai Properties Ltd.	3,909
80	Swire Pacific Ltd., Class A	800
146	Swire Pacific Ltd., Class B	251
167	Swire Properties Ltd.	584
198	Techtronic Industries Co. Ltd.	1,319
46	Television Broadcasts Ltd.	164
25	VTech Holdings Ltd.	346
1,328	WH Group Ltd.(b)	1,645
193	Wharf Holdings Ltd. (The)	791
193	Wharf Real Estate Investment Co. Ltd.(a)	1,334
130	Wheelock & Co. Ltd.	1,018
317	Xinyi Glass Holdings Ltd.	482
114	Yue Yuen Industrial Holdings Ltd.	514

		86,358

Schedule of Investments

	Indonesia - 0.0%
1,011	Golden Agri-Resources Ltd.	$293

	Ireland - 0.6%
108	Aib Group PLC	755
146	Bank of Ireland Group PLC(a)	1,430
133	CRH PLC	4,940
31	Glanbia PLC	532
70	James Hardie Industries PLC	1,236
23	Kerry Group PLC, Class A	2,457
24	Kingspan Group PLC	1,112
13	Paddy Power Betfair PLC	1,511
38	Smurfit Kappa Group PLC	1,336

		15,309

	Israel - 0.5%
10	Airport City Ltd.(a)	129
16	Alony Hetz Properties & Investments Ltd.	169
18	Amot Investments Ltd.	108
5	Azrieli Group Ltd.	273
163	Bank Hapoalim BM	1,224
228	Bank Leumi Le-Israel BM	1,406
324	Bezeq The Israeli Telecommunication Corp. Ltd.	536
14	Delek Automotive Systems Ltd.	109
1	Delek Group Ltd.	177
4	Elbit Systems Ltd.	606
8	First International Bank of Israel Ltd.	181
6	Frutarom Industries Ltd.	628
15	Gazit-Globe Ltd.	157
18	Harel Insurance Investments & Financial Services Ltd.	149
115	Israel Chemicals Ltd.	486
1	Israel Corp. Ltd. (The)(a)	194
185	Israel Discount Bank Ltd., Class A(a)	556
2	Melisron Ltd.	90
87	Migdal Insurance & Financial Holding Ltd.	105
20	Mizrahi Tefahot Bank Ltd.	391
10	Nice Ltd.	915
237	Oil Refineries Ltd.	113
1	Paz Oil Co. Ltd.(a)	173
20	Phoenix Holdings Ltd. (The)(a)	126
43	Shikun & Binui Ltd.	105
17	Shufersal Ltd.	123
6	Strauss Group Ltd.	136
145	Teva Pharmaceutical Industries Ltd.	3,012
15	Tower Semiconductor Ltd.(a)	525

		12,902

	Italy - 2.2%
245	A2A SpA	472
208	Assicurazioni Generali SpA	4,138
84	Atlantia SpA	2,792
40	Banca Mediolanum SpA	394
241	Banco Bpm SpA(a)	920
11	Buzzi Unicem SpA	324
10	Buzzi Unicem SpA-RSP	169
90	Davide Campari-Milano SpA	719
1,234	Enel SpA	7,855
397	Eni SpA	7,164
20	Ferrari NV	2,393
62	Finecobank Banca Fineco SpA	773
2,144	Intesa Sanpaolo SpA	8,441
148	Intesa Sanpaolo SpA-RSP	566
78	Italgas SpA	483
61	Leonardo SpA	739
25	Luxottica Group SpA	1,613
55	Mediaset SpA(a)	219
92	Mediobanca Banca di Credito Finanziario SpA	1,122
26	Moncler SpA	860
30	Parmalat SpA	117
55	Pirelli & C SpA(a)(b)	532
73	Poste Italiane SpA(b)	606
81	Prada SpA	331

34	Prysmian SpA	$1,200
16	Recordati SpA	731
91	Saipem SpA(a)	427
7	Salvatore Ferragamo SpA	198
375	Snam SpA	1,831
1,811	Telecom Italia SpA(a)	1,636
957	Telecom Italia SpA/Milano-RSP	734
224	Terna Rete Elettrica Nazionale SpA	1,353
353	Unicredit SpA(a)	7,804
156	Unione di Banche Italiane SpA	811
149	UnipolSai Assicurazioni SpA	386

		60,853

	Japan - 23.8%
11	77 Bank Ltd. (The)	288
4	ABC-Mart, Inc.	260
60	Acom Co. Ltd.(a)	262
4	Adastria Co. Ltd.	85
28	Advantest Corp.	596
110	Aeon Co. Ltd.	1,872
18	AEON Financial Service Co. Ltd.	449
19	Aeon Mall Co. Ltd.	418
8	Aica Kogyo Co. Ltd.	309
46	Aiful Corp.(a)	166
3	Ain Holdings, Inc.	183
24	Air Water, Inc.	513
28	Aisin Seiki Co. Ltd.	1,634
80	Ajinomoto Co., Inc.	1,517
28	Alfresa Holdings Corp.	682
30	Alps Electric Co. Ltd.	863
52	Amada Holdings Co. Ltd.	770
18	ANA Holdings, Inc.	732
7	Aoyama Trading Co. Ltd.	275
18	Aozora Bank Ltd.	729
100	Aplus Financial Co. Ltd.(a)	105
3	Ariake Japan Co. Ltd.	260
30	Asahi Glass Co. Ltd.	1,316
60	Asahi Group Holdings Ltd.	3,018
16	Asahi Intecc Co. Ltd.	621
197	Asahi Kasei Corp.	2,571
28	Asics Corp.	461
319	Astellas Pharma, Inc.	4,208
10	Autobacs Seven Co. Ltd.	200
30	Awa Bank Ltd. (The)	190
10	Azbil Corp.	464
31	Bandai Namco Holdings, Inc.	1,011
11	Bank of Kyoto Ltd. (The)	616
11	Benesse Holdings, Inc.	413
24	Bic Camera, Inc.	369
99	Bridgestone Corp.	4,812
37	Brother Industries Ltd.	946
12	Calbee, Inc.	422
7	Canon Marketing Japan, Inc.	192
163	Canon, Inc.	6,494
7	Capcom Co. Ltd.	266
34	Casio Computer Co. Ltd.	516
28	Central Japan Railway Co.	5,297
104	Chiba Bank Ltd. (The)	899
24	Chiyoda Corp.	228
111	Chubu Electric Power Co., Inc.	1,393
34	Chugai Pharmaceutical Co. Ltd.	1,797
27	Chugoku Bank Ltd. (The)	354
46	Chugoku Electric Power Co., Inc. (The)	509
43	Citizen Watch Co. Ltd.	329
19	Coca-Cola Bottlers Japan Holdings, Inc.	671
7	Colopl, Inc.	61
16	COMSYS Holdings Corp.	447
188	Concordia Financial Group Ltd.	1,138
10	Cosmo Energy Holdings Co. Ltd.	392
1	Cosmos Pharmaceutical Corp.	178
25	Credit Saison Co. Ltd.	454
15	CyberAgent, Inc.	649
47	Dai Nippon Printing Co. Ltd.	1,046

Schedule of Investments

47	Daicel Corp.	$569
6	Daido Steel Co. Ltd.	354
15	Daifuku Co. Ltd.	1,003
180	Dai-ichi Life Holdings, Inc.	3,769
103	Daiichi Sankyo Co. Ltd.	3,463
7	Daiichikosho Co. Ltd.	381
42	Daikin Industries Ltd.	5,039
5	Daikyo, Inc.	106
5	Daishi Bank Ltd. (The)	236
11	Daito Trust Construction Co. Ltd.	1,921
103	Daiwa House Industry Co. Ltd.	4,062
255	Daiwa Securities Group, Inc.	1,827
17	DeNA Co. Ltd.	368
14	Denka Co. Ltd.	557
77	Denso Corp.	4,813
35	Dentsu, Inc.	1,566
13	DIC Corp.	512
4	Disco Corp.	936
16	DMG Mori Co. Ltd.	364
19	Don Quijote Holdings Co. Ltd.	1,053
7	Dowa Holdings Co. Ltd.	291
59	East Japan Railway Co.	5,862
16	Ebara Corp.	655
42	Eisai Co. Ltd.	2,398
26	Electric Power Development Co. Ltd.	737
5	Exedy Corp.	175
8	Ezaki Glico Co. Ltd.	408
13	Familymart UNY Holdings Co. Ltd.	869
30	FANUC Corp.	8,101
8	Fast Retailing Co. Ltd.	3,569
4	FP Corp.	211
91	Fuji Electric Co. Ltd.	749
7	Fuji Media Holdings, Inc.	115
7	Fuji Oil Holdings, Inc.	213
61	FUJIFILM Holdings Corp.	2,342
43	Fujikura Ltd.	421
9	Fujitsu General Ltd.	178
307	Fujitsu Ltd.	2,261
116	Fukuoka Financial Group, Inc.	672
5	Fukuyama Transporting Co. Ltd.	193
10	Furukawa Electric Co. Ltd.	548
9	Glory Ltd.	351
3	GMO Payment Gateway, Inc.	264
15	Gree, Inc.	97
61	GS Yuasa Corp.	327
59	GungHo Online Entertainment, Inc.	170
68	Gunma Bank Ltd. (The)	409
14	H2O Retailing Corp.	283
65	Hachijuni Bank Ltd. (The)	385
38	Hakuhodo DY Holdings, Inc.	570
21	Hamamatsu Photonics K.K.	775
36	Hankyu Hanshin Holdings, Inc.	1,450
44	Haseko Corp.	687
8	Heiwa Corp.	160
3	Hikari Tsushin, Inc.	436
42	Hino Motors Ltd.	555
5	Hirose Electric Co. Ltd.	749
46	Hiroshima Bank Ltd. (The)	384
5	HIS Co. Ltd.	180
11	Hisamitsu Pharmaceutical Co., Inc.	756
7	Hitachi Capital Corp.	193
16	Hitachi Chemical Co. Ltd.	408
17	Hitachi Construction Machinery Co. Ltd.	761
10	Hitachi High-Technologies Corp.	469
4	Hitachi Kokusai Electric, Inc.	114
733	Hitachi Ltd.	5,818
31	Hitachi Metals Ltd.	421
7	Hitachi Transport System Ltd.	181
28	Hokkaido Electric Power Co., Inc.	182
20	Hokuhoku Financial Group, Inc.	299
27	Hokuriku Electric Power Co.	221
277	Honda Motor Co. Ltd.	9,709

6	Horiba Ltd.	$385
8	Hoshizaki Corp.	756
12	House Foods Group, Inc.	417
60	Hoya Corp.	3,061
56	Hulic Co. Ltd.	709
17	Ibiden Co. Ltd.	264
32	Ichigo, Inc.	132
23	Idemitsu Kosan Co. Ltd.	860
21	IHI Corp.	702
22	Iida Group Holdings Co. Ltd.	436
145	Inpex Corp.	1,885
57	Isetan Mitsukoshi Holdings Ltd.	681
86	Isuzu Motors Ltd.	1,449
9	Ito EN Ltd.	371
224	ITOCHU Corp.	4,390
8	ITOCHU Techno-Solutions Corp.	351
21	Itoham Yonekyu Holdings, Inc.	193
43	Iyo Bank Ltd. (The)	353
6	Izumi Co. Ltd.	381
39	J Front Retailing Co. Ltd.	713
5	JAFCO Co. Ltd.	283
19	Japan Airlines Co. Ltd.	716
7	Japan Airport Terminal Co. Ltd.	270
7	Japan Aviation Electronics Industry Ltd.	117
56	Japan Display, Inc.(a)	122
85	Japan Exchange Group, Inc.	1,527
5	Japan Petroleum Exploration Co. Ltd.	138
65	Japan Post Bank Co. Ltd.	877
210	Japan Post Holdings Co. Ltd.	2,505
10	Japan Post Insurance Co. Ltd.	264
10	Japan Steel Works Ltd. (The)	312
190	Japan Tobacco, Inc.	6,287
82	JFE Holdings, Inc.	1,945
34	JGC Corp.	734
30	JSR Corp.	710
36	JTEKT Corp.	641
6	Juroku Bank Ltd. (The)	174
505	JXTG Holdings, Inc.	3,349
12	Kagome Co. Ltd.	447
145	Kajima Corp.	1,433
21	Kakaku.com, Inc.	368
5	Kaken Pharmaceutical Co. Ltd.	262
16	Kamigumi Co. Ltd.	351
16	Kandenko Co. Ltd.	176
46	Kaneka Corp.	426
115	Kansai Electric Power Co., Inc. (The)	1,426
31	Kansai Paint Co. Ltd.	765
76	Kao Corp.	5,266
23	Kawasaki Heavy Industries Ltd.	948
13	Kawasaki Kisen Kaisha Ltd.(a)	345
285	KDDI Corp.	7,188
15	Keihan Holdings Co. Ltd.	474
39	Keikyu Corp.	768
18	Keio Corp.	854
22	Keisei Electric Railway Co. Ltd.	745
37	Keiyo Bank Ltd. (The)	177
18	Kewpie Corp.	514
14	Keyence Corp.	8,520
28	Kikkoman Corp.	1,157
21	Kinden Corp.	350
28	Kintetsu Group Holdings Co. Ltd.	1,106
133	Kirin Holdings Co. Ltd.	3,315
5	Kissei Pharmaceutical Co. Ltd.	141
10	Kobayashi Pharmaceutical Co. Ltd.	662
47	Kobe Steel Ltd.	487
8	Koei Tecmo Holdings Co. Ltd.	177
18	Koito Manufacturing Co. Ltd.	1,265
145	Komatsu Ltd.	5,626
4	Komeri Co. Ltd.	115
15	Konami Holdings Corp.	858
72	Konica Minolta, Inc.	716
4	Kose Corp.	689

Schedule of Investments

13	K’s Holdings Corp.	$363
177	Kubota Corp.	3,595
56	Kuraray Co. Ltd.	1,047
17	Kurita Water Industries Ltd.	556
2	Kusuri NO Aoki Holdings Co. Ltd.	105
49	Kyocera Corp.	3,255
7	KYORIN Holdings, Inc.	133
40	Kyowa Hakko Kirin Co. Ltd.	782
6	Kyudenko Corp.	275
73	Kyushu Electric Power Co., Inc.	799
61	Kyushu Financial Group, Inc.	365
25	Kyushu Railway Co.	803
8	Lawson, Inc.	541
38	Leopalace21 Corp.	315
6	Line Corp.(a)	284
8	Lintec Corp.	229
40	Lion Corp.	750
41	LIXIL Group Corp.	1,151
32	M3, Inc.	1,170
8	Mabuchi Motor Co. Ltd.	473
21	Maeda Corp.	287
9	Maeda Road Construction Co. Ltd.	200
39	Makita Corp.	1,836
248	Marubeni Corp.	1,859
33	Marui Group Co. Ltd.	600
10	Maruichi Steel Tube Ltd.	300
16	Matsui Securities Co. Ltd.	152
12	Matsumotokiyoshi Holdings Co. Ltd.	492
90	Mazda Motor Corp.	1,261
161	Mebuki Financial Group, Inc.	730
25	Medipal Holdings Corp.	489
7	Megmilk Snow Brand Co. Ltd.	202
21	MEIJI Holdings Co. Ltd.	1,756
67	Minebea Mitsumi, Inc.	1,514
8	Miraca Holdings, Inc.	366
44	MISUMI Group, Inc.	1,324
205	Mitsubishi Chemical Holdings Corp.	2,225
204	Mitsubishi Corp.	5,700
313	Mitsubishi Electric Corp.	5,713
187	Mitsubishi Estate Co. Ltd.	3,578
30	Mitsubishi Gas Chemical Co., Inc.	847
45	Mitsubishi Heavy Industries Ltd.	1,691
11	Mitsubishi Logistics Corp.	287
20	Mitsubishi Materials Corp.	741
99	Mitsubishi Motors Corp.	734
35	Mitsubishi Tanabe Pharma Corp.	715
2,025	Mitsubishi UFJ Financial Group, Inc.	15,227
69	Mitsubishi UFJ Lease & Finance Co. Ltd.	445
266	Mitsui & Co. Ltd.	4,664
29	Mitsui Chemicals, Inc.	910
12	Mitsui Engineering & Shipbuilding Co. Ltd.	213
150	Mitsui Fudosan Co. Ltd.	3,927
9	Mitsui Mining & Smelting Co. Ltd.	503
17	Mitsui OSK Lines Ltd.	609
16	Miura Co. Ltd.	455
4,029	Mizuho Financial Group, Inc.	7,578
2	Mochida Pharmaceutical Co. Ltd.	154
9	MonotaRO Co. Ltd.	284
6	Morinaga & Co. Ltd.	312
79	MS&AD Insurance Group Holdings, Inc.	2,686
30	Murata Manufacturing Co. Ltd.	4,428
18	Nabtesco Corp.	849
17	Nagase & Co. Ltd.	309
29	Nagoya Railroad Co. Ltd.	762
17	Nankai Electric Railway Co. Ltd.	442
40	NEC Corp.	1,206
32	Nexon Co. Ltd.(a)	1,063
42	NGK Insulators Ltd.	855
30	NGK Spark Plug Co. Ltd.	789
32	NH Foods Ltd.	769
26	NHK Spring Co. Ltd.	288
17	Nichirei Corp.	454

37	Nidec Corp.	$5,915
7	Nifco, Inc.	491
12	Nihon Kohden Corp.	284
10	Nihon M&A Center, Inc.	595
55	Nikon Corp.	1,067
17	Nintendo Co. Ltd.	7,471
8	Nippo Corp.	183
13	Nippon Electric Glass Co. Ltd.	534
12	Nippon Express Co. Ltd.	862
27	Nippon Kayaku Co. Ltd.	397
24	Nippon Paint Holdings Co. Ltd.	859
15	Nippon Paper Industries Co. Ltd.	285
8	Nippon Shinyaku Co. Ltd.	550
5	Nippon Shokubai Co. Ltd.	355
124	Nippon Steel & Sumitomo Metal Corp.	3,156
106	Nippon Telegraph & Telephone Corp.	5,041
8	Nippon Television Holdings, Inc.	140
25	Nippon Yusen KK(a)	625
19	Nipro Corp.	293
25	Nishi-Nippon Financial Holdings, Inc.	327
12	Nishi-Nippon Railroad Co. Ltd.	334
22	Nissan Chemical Industries Ltd.	896
306	Nissan Motor Co. Ltd.	3,262
10	Nissan Shatai Co. Ltd.	105
41	Nisshin Seifun Group, Inc.	821
7	Nisshin Steel Co. Ltd.	118
20	Nisshinbo Holdings, Inc.	284
11	Nissin Foods Holdings Co. Ltd.	814
12	Nitori Holdings Co. Ltd.	1,911
24	Nitto Denko Corp.	2,193
11	NOF Corp.	295
18	NOK Corp.	419
514	Nomura Holdings, Inc.	3,332
19	Nomura Real Estate Holdings, Inc.	455
17	Nomura Research Institute Ltd.	782
44	North Pacific Bank Ltd.	153
5	NS Solutions Corp.	134
72	NSK Ltd.	1,185
67	NTN Corp.	343
100	NTT Data Corp.	1,175
206	NTT DoCoMo, Inc.	5,104
17	NTT Urban Development Corp.	222
107	Obayashi Corp.	1,286
11	OBIC Co. Ltd.	856
48	Odakyu Electric Railway Co. Ltd.	1,055
139	OJI Holdings Corp.	951
5	OKUMA Corp.	343
45	Olympus Corp.	1,729
31	OMRON Corp.	1,934
70	Ono Pharmaceutical Co. Ltd.	1,728
5	Oracle Corp. Japan	402
90	Orient Corp.	148
30	Oriental Land Co. Ltd.	2,930
203	ORIX Corp.	3,785
62	Osaka Gas Co. Ltd.	1,229
11	OSG Corp.	279
8	Otsuka Corp.	671
66	Otsuka Holdings Co. Ltd.	2,930
5	Paltac Corp.	221
338	Panasonic Corp.	5,013
17	Park24 Co. Ltd.	425
13	PeptiDream, Inc.(a)	536
27	Persol Holdings Co. Ltd.	672
17	Pigeon Corp.	663
4	Pilot Corp.	198
12	Pola Orbis Holdings, Inc.	469
127	Rakuten, Inc.	1,147
190	Recruit Holdings Co. Ltd.	4,628
16	Relo Group, Inc.	473
76	Renesas Electronics Corp.(a)	893
33	Rengo Co. Ltd.	267
347	Resona Holdings, Inc.	2,090

Schedule of Investments

10	Resorttrust, Inc.	$238
108	Ricoh Co. Ltd.	1,061
6	Rinnai Corp.	565
14	Rohm Co. Ltd.	1,535
15	Rohto Pharmaceutical Co. Ltd.	405
3	Ryohin Keikaku Co. Ltd.	1,002
24	San-In Godo Bank Ltd. (The)	248
8	Sankyo Co. Ltd.	259
8	Sankyu, Inc.	372
9	Sanrio Co. Ltd.	155
57	Santen Pharmaceutical Co. Ltd.	930
31	Sanwa Holdings Corp.	430
10	Sapporo Holdings Ltd.	300
5	Sawai Pharmaceutical Co. Ltd.	229
32	SBI Holdings, Inc.	774
6	SCREEN Holdings Co. Ltd.	521
7	SCSK Corp.	322
31	Secom Co. Ltd.	2,369
31	Sega Sammy Holdings, Inc.	433
34	Seibu Holdings, Inc.	679
44	Seiko Epson Corp.	1,067
23	Seino Holdings Co. Ltd.	382
57	Sekisui Chemical Co. Ltd.	1,086
92	Sekisui House Ltd.	1,684
42	Senshu Ikeda Holdings, Inc.	161
122	Seven & i Holdings Co. Ltd.	5,014
104	Seven Bank Ltd.	383
23	Sharp Corp.(a)	859
40	Shiga Bank Ltd. (The)	215
24	Shikoku Electric Power Co., Inc.	271
7	Shimachu Co. Ltd.	231
43	Shimadzu Corp.	1,084
3	Shimamura Co. Ltd.	353
12	Shimano, Inc.	1,715
90	Shimizu Corp.	921
64	Shin-Etsu Chemical Co. Ltd.	7,276
26	Shinsei Bank Ltd.	453
46	Shionogi & Co. Ltd.	2,544
62	Shiseido Co. Ltd.	3,181
83	Shizuoka Bank Ltd. (The)	883
1	Shochiku Co. Ltd.	148
20	Showa Denko K.K.	925
30	Showa Shell Sekiyu K.K.	425
19	SKY Perfect JSAT Holdings, Inc.	90
20	Skylark Co. Ltd.	288
9	SMC Corp.	4,413
135	SoftBank Group Corp.	11,106
11	Sohgo Security Services Co. Ltd.	596
199	Sojitz Corp.	642
53	Sompo Holdings, Inc.	2,120
200	Sony Corp.	9,544
28	Sony Financial Holdings, Inc.	511
12	Sotetsu Holdings, Inc.	330
12	Square Enix Holdings Co. Ltd.	547
23	Stanley Electric Co. Ltd.	932
28	Start Today Co. Ltd.	822
97	Subaru Corp.	3,215
6	Sugi Holdings Co. Ltd.	319
34	Sumco Corp.	926
239	Sumitomo Chemical Co. Ltd.	1,752
178	Sumitomo Corp.	3,064
26	Sumitomo Dainippon Pharma Co. Ltd.	384
119	Sumitomo Electric Industries Ltd.	2,028
21	Sumitomo Forestry Co. Ltd.	361
18	Sumitomo Heavy Industries Ltd.	820
38	Sumitomo Metal Mining Co. Ltd.	1,778
207	Sumitomo Mitsui Financial Group, Inc.	9,251
59	Sumitomo Mitsui Trust Holdings, Inc.	2,447
59	Sumitomo Osaka Cement Co. Ltd.	278
69	Sumitomo Realty & Development Co. Ltd.	2,646
28	Sumitomo Rubber Industries Ltd.	543
10	Sundrug Co. Ltd.	430

20	Suntory Beverage & Food Ltd.	$955
28	Suruga Bank Ltd.	565
13	Suzuken Co. Ltd.	553
65	Suzuki Motor Corp.	3,709
23	Sysmex Corp.	1,804
89	T&D Holdings, Inc.	1,584
18	Tadano Ltd.	314
19	Taiheiyo Cement Corp.	807
33	Taisei Corp.	1,678
7	Taisho Pharmaceutical Holdings Co. Ltd.	572
23	Taiyo Nippon Sanso Corp.	355
18	Taiyo Yuden Co. Ltd.	303
28	Takara Holdings, Inc.	344
47	Takashimaya Co. Ltd.	487
121	Takeda Pharmaceutical Co. Ltd.	7,111
19	TDK Corp.	1,749
28	Teijin Ltd.	618
49	Terumo Corp.	2,397
18	THK Co. Ltd.	745
13	TIS, Inc.	460
32	Tobu Railway Co. Ltd.	1,074
37	Toda Corp.	291
18	Toho Co. Ltd.	608
14	Toho Gas Co. Ltd.	410
75	Tohoku Electric Power Co., Inc.	967
8	Tokai Rika Co. Ltd.	173
36	Tokai Tokyo Financial Holdings, Inc.	274
111	Tokio Marine Holdings, Inc.	5,227
6	Tokyo Broadcasting System Holdings, Inc.	144
7	Tokyo Century Corp.	378
247	Tokyo Electric Power Co. Holdings, Inc.(a)	1,000
24	Tokyo Electron Ltd.	4,499
66	Tokyo Gas Co. Ltd.	1,568
33	Tokyo Tatemono Co. Ltd.	529
78	Tokyu Corp.	1,303
81	Tokyu Fudosan Holdings Corp.	638
17	Topcon Corp.	432
6	Toppan Forms Co. Ltd.	68
83	Toppan Printing Co. Ltd.	779
240	Toray Industries, Inc.	2,386
605	Toshiba Corp.(a)	1,724
45	Tosoh Corp.	1,031
23	TOTO Ltd.	1,313
25	Toyo Seikan Group Holdings Ltd.	403
14	Toyo Suisan Kaisha Ltd.	568
16	Toyo Tire & Rubber Co. Ltd.	340
14	Toyobo Co. Ltd.	266
12	Toyoda Gosei Co. Ltd.	318
10	Toyota Boshoku Corp.	214
25	Toyota Industries Corp.	1,624
408	Toyota Motor Corp.	27,959
35	Toyota Tsusho Corp.	1,414
18	Trend Micro, Inc.	970
8	TS Tech Co. Ltd.	342
10	Tsumura & Co.	338
6	Tsuruha Holdings, Inc.	836
17	Ube Industries Ltd.	506
8	Ulvac, Inc.	534
61	Unicharm Corp.	1,629
19	Ushio, Inc.	290
34	USS Co. Ltd.	757
10	Wacoal Holdings Corp.	306
8	Welcia Holdings Co. Ltd.	339
29	West Japan Railway Co.	2,172
207	Yahoo! Japan Corp.	996
16	Yakult Honsha Co. Ltd.	1,337
116	Yamada Denki Co. Ltd.	688
36	Yamaguchi Financial Group, Inc.	421
26	Yamaha Corp.	1,071
44	Yamaha Motor Co. Ltd.	1,459
56	Yamato Holdings Co. Ltd.	1,443
6	Yamato Kogyo Co. Ltd.	172

Schedule of Investments

20	Yamazaki Baking Co. Ltd.	$394
35	Yaskawa Electric Corp.	1,802
38	Yokogawa Electric Corp.	806
17	Yokohama Rubber Co. Ltd. (The)	432
8	Zenkoku Hosho Co. Ltd.	374
15	Zensho Holdings Co. Ltd.	262
23	Zeon Corp.	346

		647,938

	Jersey - 0.1%
15	Randgold Resources Ltd.	1,512

	Jordan - 0.0%
22	Hikma Pharmaceuticals PLC	303

	Luxembourg - 0.3%
95	Arcelormittal(a)	3,459
2	Eurofins Scientific SE	1,308
72	L’Occitane International SA	133
6	RTL Group SA	511
56	SES SA FDR, Class A	877
74	Tenaris SA	1,293

		7,581

	Macau - 0.1%
118	MGM China Holdings Ltd.	364
231	Wynn Macau Ltd.	815

		1,179

	Mexico - 0.0%
29	Fresnillo PLC	554

	Netherlands - 4.0%
68	ABN AMRO Group NV CVA(b)	2,312
277	Aegon NV	1,901
40	Akzo Nobel NV	3,758
89	Altice NV, Class A(a)	960
13	Altice NV, Class B(a)	140
50	ASML Holding NV	10,165
22	ASR Nederland NV	965
13	Boskalis Westminster NV	520
17	Exor NV	1,318
13	Gemalto NV	806
8	GrandVision NV(b)	187
17	Heineken Holding NV	1,811
37	Heineken NV	4,174
617	ING Groep NV	12,167
202	Koninklijke Ahold Delhaize NV	4,522
28	Koninklijke DSM NV	2,903
489	Koninklijke KPN NV	1,718
149	Koninklijke Philips NV	6,099
10	Koninklijke Vopak NV	453
54	NN Group NV	2,556
15	OCI NV(a)	381
13	Philips Lighting NV(b)	513
17	Randstad Holding NV	1,205
720	Royal Dutch Shell PLC, Class A	25,213
593	Royal Dutch Shell PLC, Class B	21,048
43	Wolters Kluwer NV	2,284

		110,079

	New Zealand - 0.2%
80	Air New Zealand Ltd.	182
147	Auckland International Airport Ltd.	728
114	Contact Energy Ltd.	472
89	Fisher & Paykel Healthcare Corp. Ltd.	879
110	Fletcher Building Ltd.	636
225	Kiwi Property Group Ltd.	230
108	Mercury NZ Ltd.	276
195	Meridian Energy Ltd.	419
65	Ryman Healthcare Ltd.	527
62	Sky Network Television Ltd.	133
106	SKYCITY Entertainment Group Ltd.	326
291	Spark New Zealand Ltd.	773
14	Xero Ltd.(a)	352

		5,933

	Norway - 0.6%
16	AKER BP ASA	$465
171	DNB ASA	3,484
26	Gjensidige Forsikring ASA	492
64	Marine Harvest ASA	1,113
212	Norsk Hydro ASA	1,552
123	Orkla ASA	1,285
13	Schibsted ASA, Class A	420
14	Schibsted ASA, Class B	424
153	Statoil ASA	3,588
108	Telenor ASA	2,540
28	Yara International ASA	1,351

		16,714

	Portugal - 0.1%
360	EDP-Energias de Portugal SA	1,269
82	Galp Energia SGPS SA	1,570
39	Jeronimo Martins SGPS SA	833

		3,672

	Russia - 0.0%
41	Polymetal International PLC	481
260	United Co. RUSAL PLC	189

		670

	Singapore - 1.2%
377	Ascendas Real Estate Investment Trust REIT	795
33	BOC Aviation Ltd.(b)	194
319	CapitaLand Commercial Trust Ltd. REIT	456
399	CapitaLand Ltd.	1,170
366	CapitaLand Mall Trust REIT	587
74	City Developments Ltd.	750
325	ComfortDelGro Corp. Ltd.	521
284	DBS Group Holdings Ltd.	5,727
100	Frasers Centrepoint Ltd.	164
916	Genting Singapore PLC	945
16	Jardine Cycle & Carriage Ltd.	488
227	Keppel Corp. Ltd.	1,503
100	M1 Ltd.	141
519	Oversea-Chinese Banking Corp. Ltd.	5,126
100	SATS Ltd.	422
144	Sembcorp Industries Ltd.	374
129	Sembcorp Marine Ltd.	246
37	SIA Engineering Co. Ltd.	94
81	Singapore Airlines Ltd.	700
130	Singapore Exchange Ltd.	814
240	Singapore Post Ltd.	237
253	Singapore Press Holdings Ltd.	510
242	Singapore Technologies Engineering Ltd.	623
1,180	Singapore Telecommunications Ltd.	3,191
91	StarHub Ltd.	201
401	Suntec Real Estate Investment Trust REIT	634
203	United Overseas Bank Ltd.	4,253
75	UOL Group Ltd.	524
40	Venture Corp. Ltd.	705
308	Wilmar International Ltd.	753
100	Wing Tai Holdings Ltd.	185

		33,033

	South Africa - 0.1%
101	Investec PLC	786
62	Mediclinic International PLC	526
58	Mondi PLC	1,548

		2,860

	South Korea - 5.0%
5	Amorepacific Corp.(a)	1,402
2	Amorepacific Corp. (Preference Shares)(a)	291
5	AMOREPACIFIC Group(a)	665
1	BGF Co. Ltd.(a)	14
1	BGF Retail Co. Ltd.(a)	206
46	BNK Financial Group, Inc.(a)	457
7	Celltrion Healthcare Co. Ltd.(a)	898

Schedule of Investments

12	Celltrion, Inc.(a)	$3,548
11	Cheil Worldwide, Inc.	219
1	CJ CheilJedang Corp.(a)	336
2	CJ Corp.(a)	345
1	CJ Logistics Corp.(a)	136
8	Coway Co. Ltd.	713
4	Daelim Industrial Co. Ltd.(a)	305
28	Daewoo Engineering & Construction Co. Ltd.(a)	163
7	DB Insurance Co. Ltd.	475
24	DGB Financial Group, Inc.(a)	279
5	Dongsuh Cos., Inc.	137
2	Doosan Corp.(a)	222
10	Doosan Heavy Industries & Construction Co. Ltd.(a)	159
21	Doosan Infracore Co. Ltd.(a)	217
3	E-MART, Inc.	818
7	GS Engineering & Construction Corp.(a)	218
8	GS Holdings Corp.(a)	520
4	GS Retail Co. Ltd.	146
46	Hana Financial Group, Inc.	2,244
12	Hankook Tire Co. Ltd.(a)	601
1	Hanmi Pharm Co. Ltd.(a)	559
2	Hanmi Science Co. Ltd.(a)	197
25	Hanon Systems	305
2	Hanssem Co. Ltd.(a)	319
13	Hanwha Chemical Corp.	428
8	Hanwha Corp.(a)	352
9	Hanwha Corp. (Preference Shares)(a)	163
38	Hanwha Life Insurance Co. Ltd.(a)	267
6	Hanwha Techwin Co. Ltd.(a)	189
5	Hite Jinro Co. Ltd.(a)	108
5	Hotel Shilla Co. Ltd.	435
4	Hyosung Corp.(a)	506
1	Hyundai Construction Equipment Co. Ltd.(a)	191
2	Hyundai Department Store Co. Ltd.(a)	195
9	Hyundai Development Co.-Engineering & Construction	373
1	Hyundai Electric & Energy System Co. Ltd.(a)	115
11	Hyundai Engineering & Construction Co. Ltd.(a)	442
3	Hyundai Glovis Co. Ltd.(a)	392
5	Hyundai Heavy Industries Co. Ltd.(a)	651
10	Hyundai Marine & Fire Insurance Co. Ltd.(a)	434
2	Hyundai Mipo Dockyard Co. Ltd.(a)	209
10	Hyundai Mobis Co. Ltd.(a)	2,318
23	Hyundai Motor Co.	3,489
6	Hyundai Motor Co. (2nd Preference Shares)	584
4	Hyundai Motor Co. (Preference Shares)	346
2	Hyundai Robotics Co. Ltd.(a)	856
12	Hyundai Steel Co.	641
2	Hyundai Wia Corp.(a)	116
42	Industrial Bank of Korea	655
5	Kakao Corp.(a)	655
17	Kangwon Land, Inc.(a)	517
62	KB Financial Group, Inc.	3,907
1	KCC Corp.	394
3	KEPCO Plant Service & Engineering Co. Ltd.(a)	118
41	Kia Motors Corp.	1,330
10	Korea Aerospace Industries Ltd.(a)	493
40	Korea Electric Power Corp.	1,339
4	Korea Gas Corp.(a)	185
6	Korea Investment Holdings Co. Ltd.(a)	491
2	Korea Zinc Co. Ltd.(a)	965
8	Korean Air Lines Co. Ltd.(a)	289
17	KT&G Corp.	1,695
3	Kumho Petrochemical Co. Ltd.	289
7	LG Chem Ltd.	2,832
1	LG Chem Ltd. (Preference Shares)	232

14	LG Corp.(a)	$1,168
35	LG Display Co. Ltd.	1,055
17	LG Electronics, Inc.	1,632
3	LG Electronics, Inc. (Preference Shares)	121
2	LG Hausys Ltd.	171
1	LG Household & Health Care Ltd.	1,102
31	LG Uplus Corp.	415
2	Lotte Chemical Corp.(a)	787
1	Lotte Confectionery Co. Ltd.(a)	164
5	Lotte Corp.(a)	327
3	LOTTE Fine Chemical Co. Ltd.	216
2	Lotte Shopping Co. Ltd.(a)	452
3	LS Corp.(a)	222
1	Mando Corp.(a)	260
66	Mirae Asset Daewoo Co. Ltd.	695
4	NAVER Corp.	3,409
3	NCSoft Corp.(a)	1,242
3	Netmarble Games Corp.(a)(b)	489
20	NH Investment & Securities Co. Ltd.(a)	315
3	NHN Entertainment Corp.(a)	232
1	Nongshim Co. Ltd.	303
3	OCI Co. Ltd.(a)	475
3	Orion Corp.(a)	329
7	Paradise Co. Ltd.(a)	155
11	POSCO	3,920
8	POSCO Daewoo Corp.	181
3	S-1 Corp.	279
2	Samsung Biologics Co. Ltd.(a)(b)	821
11	Samsung C&T Corp.	1,463
5	Samsung Card Co. Ltd.	182
9	Samsung Electro-Mechanics Co. Ltd.	898
15	Samsung Electronics Co. Ltd.	35,047
3	Samsung Electronics Co. Ltd. (Preference Shares)	5,925
25	Samsung Engineering Co. Ltd.(a)	410
5	Samsung Fire & Marine Insurance Co. Ltd.	1,353
42	Samsung Heavy Industries Co. Ltd.(a)	361
10	Samsung Life Insurance Co. Ltd.	1,208
8	Samsung SDI Co. Ltd.	1,476
5	Samsung SDS Co. Ltd.	1,201
10	Samsung Securities Co., Ltd.	408
72	Shinhan Financial Group Co. Ltd.	3,594
1	Shinsegae, Inc.	321
5	SK Holdings Co. Ltd.(a)	1,491
85	SK Hynix, Inc.	5,851
10	SK Innovation Co. Ltd.	1,915
24	SK Networks Co. Ltd.(a)	146
4	SK Telecom Co. Ltd.	994
3	SKC Co. Ltd.(a)	127
6	S-Oil Corp.	691
80	Woori Bank	1,262
1	Yuhan Corp.(a)	218

		134,779

	Spain - 3.2%
98	Abertis Infraestructuras SA	2,383
4	Acciona SA	363
22	Acerinox SA	325
39	ACS Actividades de Construccion y Servicios SA	1,567
10	Aena SME SA(b)	2,186
66	Amadeus IT Group SA	5,137
1,057	Banco Bilbao Vizcaya Argentaria SA	9,965
889	Banco de Sabadell SA	2,120
2,514	Banco Santander SA	18,738
210	Bankia SA	1,067
109	Bankinter SA	1,258
570	CaixaBank SA	3,087
24	Cellnex Telecom SA(b)	650
3	Corp. Financiera Alba SA	188
97	Distribuidora Internacional de Alimentacion SA	520
24	EDP Renovaveis SA	211

Schedule of Investments

36	Enagas SA	$984
50	Endesa SA	1,127
81	Ferrovial SA	1,864
49	Gas Natural SDG SA	1,136
52	Grifols SA	1,678
41	Grifols SA (Preference Shares), Class B	1,014
7	Grupo Catalana Occidente SA	329
903	Iberdrola SA	7,377
167	Industria de Diseno Textil SA	6,006
157	Mapfre SA	560
29	Mediaset Espana Comunicacion SA	329
53	MERLIN Properties SOCIMI SA REIT	765
68	Red Electrica Corp. SA	1,446
189	Repsol SA	3,568
36	Siemens Gamesa Renewable Energy SA	564
718	Telefonica SA	7,382
28	Zardoya Otis SA	321

		86,215

	Sweden - 2.6%
50	Alfa Laval AB	1,316
35	Arjo AB, Class B(a)	115
148	Assa Abloy AB, Class B	3,288
100	Atlas Copco AB, Class A	4,704
60	Atlas Copco AB, Class B	2,512
43	Boliden AB	1,565
35	Electrolux AB, Series B	1,240
94	Essity AB, Class B(a)	2,824
15	Fastighets AB Balder, Class B(a)	401
35	Getinge AB, Class B	481
150	Hennes & Mauritz AB, Class B	2,661
40	Hexagon AB, Class B	2,390
59	Husqvarna AB, Class B	618
12	ICA Gruppen AB	470
33	Industrivarden AB, Class A	933
27	Industrivarden AB, Class C	721
19	Investment AB Latour, Class B	243
72	Investor AB, Class B	3,530
37	Kinnevik AB, Class B	1,354
6	L E Lundbergforetagen AB, Class B	486
28	Lundin Petroleum AB(a)	700
504	Nordea Bank AB	6,240
7	Saab AB, Class B	336
170	Sandvik AB	3,358
51	Securitas AB, Class B	947
227	Skandinaviska Enskilda Banken AB, Class A	2,877
10	Skandinaviska Enskilda Banken AB, Class C	128
56	Skanska AB, Class B	1,142
60	SKF AB, Class B	1,488
94	Svenska Cellulosa AB (SCA), Class B	976
232	Svenska Handelsbanken AB, Class A	3,386
9	Svenska Handelsbanken AB, Class B	133
166	Swedbank AB, Class A	4,256
29	Swedish Match AB	1,178
55	Tele2 AB, Class B	690
19	Telefonaktiebolaget LM Ericsson, Class A	123
469	Telefonaktiebolaget LM Ericsson, Class B	3,021
409	Telia Co. AB	2,059
39	Trelleborg AB, Class B	1,044
248	Volvo AB, Class B	5,079

		71,013

	Switzerland - 7.9%
300	ABB Ltd.	8,375
26	Adecco Group AG	2,142
13	Aryzta AG	351
7	Baloise Holding AG	1,147
1	Barry Callebaut AG	2,050
79	Cie Financiere Richemont SA	7,591
33	Clariant AG	946
31	Coca-Cola HBC AG	1,043
395	Credit Suisse Group AG	7,631

4	DKSH Holding AG	$375
5	Dufry AG(a)	778
1	EMS-Chemie Holding AG	736
40	Ferguson PLC	3,092
3	Flughafen Zurich AG	765
5	Geberit AG	2,372
2	Givaudan SA	4,819
1,849	Glencore PLC	10,615
1	Helvetia Holding AG	596
34	Julius Baer Group Ltd.	2,337
8	Kuehne + Nagel International AG	1,471
76	LafargeHolcim Ltd.	4,660
23	Logitech International SA	966
11	Lonza Group AG	3,064
489	Nestle SA	42,303
350	Novartis AG	31,702
4	Pargesa Holding SA	365
2	Partners Group Holding AG	1,557
6	PSP Swiss Property AG	591
109	Roche Holding AG	26,904
4	Roche Holding AG-BR	1,002
3	Schindler Holding AG	731
6	Schindler Holding AG-PC	1,506
1	SGS SA	2,693
8	Sonova Holding AG	1,292
99	STMicroelectronics NV	2,372
1	Straumann Holding AG	765
2	Sulzer AG	285
7	Swatch Group AG (The)	606
4	Swatch Group AG (The)-BR	1,835
5	Swiss Life Holding AG	1,880
11	Swiss Prime Site AG	1,065
49	Swiss RE AG	4,839
3	Swisscom AG	1,641
9	Temenos Group AG	1,245
541	UBS Group AG	10,999
8	Vifor Pharma AG	1,179
23	Zurich Insurance Group AG	7,568

		214,847

	Taiwan - 0.0%
160	Fit HON Teng Ltd.(b)	101

	United Arab Emirates - 0.0%
13	NMC Health PLC	617

	United Kingdom - 14.5%
151	3i Group PLC	2,000
32	Admiral Group PLC	841
38	Aggreko PLC	436
156	Anglo American PLC	3,790
61	Ashmore Group PLC	373
79	Ashtead Group PLC	2,365
55	Associated British Foods PLC	2,138
199	AstraZeneca PLC	13,828
149	Auto Trader Group PLC(b)	763
644	Aviva PLC	4,700
40	Babcock International Group PLC	390
505	BAE Systems PLC	4,266
2,694	Barclays PLC	7,660
159	Barratt Developments PLC	1,323
20	Bellway PLC	945
20	Berkeley Group Holdings PLC (The)	1,128
262	Booker Group PLC	844
3,050	BP PLC	21,734
362	British American Tobacco PLC	24,807
163	British Land Co. PLC (The) REIT	1,550
1,329	BT Group PLC	4,828
53	Bunzl PLC	1,553
68	Burberry Group PLC	1,527
105	Capita PLC	273
116	Capital & Counties Properties PLC	487
887	Centrica PLC	1,683

Schedule of Investments

152	CNH Industrial NV, Class A	$2,256
380	Cobham PLC(a)	707
251	Compass Group PLC	5,292
208	Convatec Group PLC(b)	598
20	Croda International PLC	1,275
140	CYBG PLC	638
42	Daily Mail & General Trust PLC NV, Class A	381
14	DCC PLC	1,474
16	Derwent London PLC REIT	666
389	Diageo PLC	14,009
218	Direct Line Insurance Group PLC	1,145
158	Dixons Carphone PLC	440
150	DS Smith PLC	1,074
35	easyJet PLC	826
147	Experian PLC	3,393
173	Fiat Chrysler Automobiles NV(a)	4,194
246	G4S PLC	995
272	GKN PLC	1,635
760	GlaxoSmithKline PLC	14,270
60	Halma PLC	1,090
126	Hammerson PLC REIT	883
39	Hargreaves Lansdown PLC	1,030
95	Howden Joinery Group PLC	627
3,176	HSBC Holdings PLC	33,923
43	IMI PLC	813
151	Imperial Brands PLC	6,224
66	Inchcape PLC	680
130	Informa PLC	1,287
72	Inmarsat PLC	476
30	InterContinental Hotels Group PLC	2,010
165	International Consolidated Airlines Group SA	1,502
26	Intertek Group PLC	1,858
141	Intu Properties PLC REIT	452
591	ITV PLC	1,404
256	J Sainsbury PLC	919
104	John Wood Group PLC	958
30	Johnson Matthey PLC	1,476
91	Just Eat PLC(a)	1,055
348	Kingfisher PLC	1,717
113	Land Securities Group PLC REIT	1,610
939	Legal & General Group PLC	3,613
11,321	Lloyds Banking Group PLC	11,190
50	London Stock Exchange Group PLC	2,792
258	Marks & Spencer Group PLC	1,105
123	Meggitt PLC	812
301	Melrose Industries PLC	969
111	Merlin Entertainments PLC(b)	519
69	Micro Focus International PLC	2,110
536	National Grid PLC	6,134
22	Next PLC	1,593
754	Old Mutual PLC	2,507
130	Pearson PLC	1,283
66	Pennon Group PLC	674
49	Persimmon PLC	1,743
24	Provident Financial PLC	230
410	Prudential PLC	11,113
98	Reckitt Benckiser Group PLC	9,481
142	RELX NV	3,169
168	RELX PLC	3,722
292	Rentokil Initial PLC	1,233
15	Rightmove PLC	941
65	Rio Tinto Ltd.	4,045
189	Rio Tinto PLC	10,541
261	Rolls-Royce Holdings PLC	3,236
511	Royal Bank of Scotland Group PLC(a)	2,091
145	Royal Mail PLC	968
65	RPC Group PLC	787
162	RSA Insurance Group PLC	1,427
172	Sage Group PLC (The)	1,832
18	Schroders PLC	952

158	Segro PLC REIT	$1,306
37	Severn Trent PLC	1,028
164	Sky PLC(a)	2,470
139	Smith & Nephew PLC	2,508
63	Smiths Group PLC	1,432
12	Spirax-Sarco Engineering PLC	968
159	SSE PLC	2,950
83	St. James’s Place PLC	1,403
428	Standard Chartered PLC(a)	4,988
430	Standard Life Aberdeen PLC	2,602
74	Tate & Lyle PLC	675
515	Taylor Wimpey PLC	1,396
73	TechnipFMC PLC(a)	2,364
1,295	Tesco PLC	3,849
40	Travis Perkins PLC	831
241	Unilever NV CVA	14,006
183	Unilever PLC	10,409
108	United Utilities Group PLC	1,133
4,188	Vodafone Group PLC	13,376
35	Weir Group PLC (The)	1,099
29	Whitbread PLC	1,601
136	William Hill PLC	600
342	WM Morrison Supermarkets PLC	1,080
196	WPP PLC	3,562

		393,942

	United States - 0.4%
28	Carnival PLC	1,979
35	Qiagen NV(a)	1,174
203	Samsonite International SA	880
141	Shire PLC	6,672
26	Sims Metal Management Ltd.	347

		11,052

	Total Common Stocks and Other Equity Interests (Cost $2,499,525)	2,722,211

	Rights - 0.0%
	Italy - 0.0%
353	UniCredit SpA, expiring 02/24/18(a)	2

	South Korea - 0.0%
13	Mirae Asset Daewoo Co. Ltd., expiring 02/27/18(a)(c)	0

	Total Rights (Cost $0)	2

	Total Investments in Securities (Cost $2,499,525) - 100.0%	2,722,213
	Other assets less liabilities - 0.0%	474

	Net Assets - 100.0%	$2,722,687

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $19,963, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares PureBetaSM FTSE Emerging Markets Portfolio (PBEE)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 9.0%
90	AES Tiete Energia SA	$355
2,478	Ambev SA	17,175
172	Atacadao Distribuicao Comercio E Industria Ltda(a)	874
54	Azul SA (Preference Shares)(a)	529
1,113	B3 SA - Brasil Bolsa Balcao	9,166
443	Banco Bradesco SA	5,502
1,708	Banco Bradesco SA (Preference Shares)	21,977
105	Banco BTG Pactual SA	701
595	Banco do Brasil SA	7,455
221	Banco Santander Brasil SA	2,501
382	BB Seguridade Participacoes SA	3,753
464	BR Malls Participacoes SA	1,883
130	Bradespar SA (Preference Shares)	1,284
104	Braskem SA (Preference Shares), Class A	1,623
330	BRF SA(a)	3,684
632	CCR SA	3,127
182	Centrais Eletricas Brasileiras SA(a)	1,168
132	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	987
86	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,045
10	Cia de Gas de Sao Paulo - Comgas (Preference Shares), Class A	191
189	Cia de Saneamento Basico do Estado de Sao Paulo	2,171
28	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	595
40	Cia Energetica de Minas Gerais, Class A(a)	87
526	Cia Energetica de Minas Gerais (Preference Shares)	1,246
12	Cia Paranaense de Energia	82
59	Cia Paranaense de Energia (Preference Shares), Class B	457
358	Cia Siderurgica Nacional SA(a)	1,242
630	Cielo SA	5,347
89	Cosan SA Industria e Comercio	1,226
172	EDP - Energias do Brasil SA	745
409	Embraer SA	2,586
81	Engie Brasil Energia SA	919
94	Equatorial Energia SA	2,078
148	Estacio Participacoes SA	1,638
129	Fibria Celulose SA	2,235
113	Fleury SA	1,070
51	Gerdau SA	199
524	Gerdau SA (Preference Shares)	2,383
48	Grendene SA	443
209	Hypermarcas SA	2,398
36	IRB Brasil Resseguros S/A	427
1,768	Itau Unibanco Holding SA (Preference Shares)	29,175
2,213	Itausa - Investimentos Itau SA (Preference Shares)	9,259
591	JBS SA	1,876
370	Klabin SA	2,081
857	Kroton Educacional SA	4,397
257	Localiza Rent A Car SA	2,092
128	Lojas Americanas SA	526

437	Lojas Americanas SA (Preference Shares)	$2,332
400	Lojas Renner SA	4,782
49	M Dias Branco SA	886
52	Multiplan Empreendimentos Imobiliarios SA	1,191
26	Multiplus SA	289
107	Natura Cosmeticos SA	1,180
154	Odontoprev SA	809
200	Petrobras Distribuidora SA	1,326
1,662	Petroleo Brasileiro SA(a)	11,178
2,168	Petroleo Brasileiro SA (Preference Shares)(a)	13,486
55	Porto Seguro SA	767
129	Qualicorp SA	1,246
122	Raia Drogasil SA	3,253
599	Rumo SA(a)	2,699
98	Sao Martinho SA	583
34	Smiles Fidelidade SA	882
128	Sul America SA	820
253	Suzano Papel E Celulose SA	1,651
235	Telefonica Brasil SA (Preference Shares)	3,996
448	TIM Participacoes SA	1,910
110	Transmissora Alianca de Energia Eletrica SA	700
240	Ultrapar Participacoes SA	6,179
220	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	824
1,806	Vale SA	23,638
340	WEG SA	2,544

		254,111

	Chile - 1.4%
1,563	AES Gener SA	506
1,561	Aguas Andinas SA, Class A	1,054
14,448	Banco de Chile	2,482
26	Banco de Credito e Inversiones	1,991
35,025	Banco Santander Chile	2,988
755	Cencosud SA	2,365
85	Cia Cervecerias Unidas SA	1,251
4,062	Colbun SA	1,011
147	Embotelladora Andina SA (Preference Shares), Class B	720
76	Empresa Nacional de Telecomunicaciones SA	913
623	Empresas CMPC SA	2,475
239	Empresas COPEC SA	4,162
15,584	Enel Americas SA	3,657
11,234	Enel Chile SA	1,421
1,743	Enel Generacion Chile SA	1,667
96,909	Itau CorpBanca	990
197	Latam Airlines Group SA	3,398
337	Parque Arauco SA	1,113
317	S.A.C.I. Falabella	3,335
53	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	2,983
267	Sonda SA	556

		41,038

	China - 31.5%
565	3sbio, Inc.(a)(b)	1,151
24	58.com, Inc., Class A ADR(a)	1,917
813	Agile Group Holdings Ltd.	1,459
14,458	Agricultural Bank of China Ltd., H-Shares	8,873
1,058	Air China Ltd., H-Shares	1,548
305	Alibaba Group Holding Ltd. ADR(a)	62,308
1,733	Alibaba Health Information Technology Ltd.(a)	906
2,292	Aluminum Corp. of China Ltd., H-Shares(a)	1,553
631	Angang Steel Co. Ltd., H-Shares	687
670	Anhui Conch Cement Co. Ltd., H-Shares	3,692
287	Anhui Expressway Co. Ltd., H-Shares	239
68	Anhui Gujing Distillery Co. Ltd., Class B	400
675	ANTA Sports Products Ltd.	3,254
15	Autohome, Inc., Class A ADR	1,249

Schedule of Investments

1,421	AviChina Industry & Technology Co. Ltd., H-Shares	$761
795	Baic Motor Corp. Ltd., H-Shares(b)	1,244
78	Baidu, Inc. ADR(a)	19,260
43,096	Bank of China Ltd., H-Shares	25,952
4,411	Bank of Communications Co. Ltd., H-Shares	3,824
1,359	BBMG Corp., H-Shares	678
862	Beijing Capital International Airport Co. Ltd., H-Shares	1,307
285	Beijing Enterprises Holdings Ltd.	1,751
2,242	Beijing Enterprises Water Group Ltd.	1,614
1,174	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	333
403	Beijing North Star Co. Ltd., H-Shares	159
200	Bengang Steel Plates Co. Ltd., Class B(a)	87
530	Boe Technology Group Co. Ltd., Class A	325
1,561	Brilliance China Automotive Holdings Ltd.	3,992
389	BYD Co. Ltd., H-Shares	3,663
449	BYD Electronic International Co. Ltd.	1,107
381	Car, Inc.(a)	316
683	Central China Securities Co. Ltd., H-Shares(b)	301
6,487	CGN Power Co. Ltd., H-Shares(b)	1,833
1,220	China Agri-Industries Holdings Ltd.	568
1,070	China BlueChemical Ltd., H-Shares	386
5,276	China Cinda Asset Management Co. Ltd., H-Shares	2,233
4,681	China CITIC Bank Corp. Ltd., H-Shares	3,854
1,217	China Coal Energy Co. Ltd., H-Shares	629
2,505	China Communications Construction Co. Ltd., H-Shares	2,991
1,465	China Communications Services Corp. Ltd., H-Shares	931
912	China Conch Venture Holdings Ltd.	2,554
50,593	China Construction Bank Corp., H-Shares	58,346
1,848	China Dongxiang Group Co. Ltd.	376
910	China Eastern Airlines Corp. Ltd., H-Shares	825
1,881	China Everbright Bank Co. Ltd., H-Shares	1,065
1,475	China Everbright International Ltd.	2,255
485	China Everbright Ltd.	1,197
1,655	China Evergrande Group(a)	5,470
413	China Foods Ltd.	223
2,145	China Galaxy Securities Co. Ltd., H-Shares	1,752
5,486	China Huarong Asset Management Co. Ltd., H-Shares(b)	2,771
408	China International Capital Corp. Ltd., H-Shares(b)	917
252	China International Marine Containers Group Co. Ltd., H-Shares	519
2,853	China Jinmao Holdings Group Ltd.	1,860
4,214	China Life Insurance Co. Ltd., H-Shares	14,251
86	China Literature Ltd.(a)(b)	891
7	China Lodging Group Ltd. ADR	1,046
1,962	China Longyuan Power Group Corp., H-Shares	1,435
552	China Machinery Engineering Corp., H-Shares	363
720	China Medical System Holdings Ltd.	1,545
2,143	China Merchants Bank Co. Ltd., H-Shares	10,508
690	China Merchants Port Holdings Co. Ltd.	1,826
530	China Merchants Securities Co. Ltd., H-Shares(b)	897
3,007	China Minsheng Banking Corp. Ltd., H-Shares	3,441
2,995	China Mobile Ltd.	31,629
2,285	China Molybdenum Co. Ltd., H-Shares	1,759
31	China National Accord Medicines Corp. Ltd., Class B	148
1,674	China National Building Material Co. Ltd., H-Shares	1,789

673	China National Materials Co. Ltd., H-Shares	$614
1,052	China Oilfield Services Ltd., H-Shares	1,255
2,171	China Overseas Land & Investment Ltd.	8,410
1,461	China Pacific Insurance (Group) Co. Ltd., H-Shares	7,416
14,447	China Petroleum & Chemical Corp. (Sinopec), H-Shares	12,486
2,499	China Power International Development Ltd.	684
1,097	China Railway Construction Corp. Ltd., H-Shares	1,334
2,223	China Railway Group Ltd., H-Shares	1,708
910	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	702
3,881	China Reinsurance Group Corp., H-Shares	913
891	China Resources Beer Holdings Co. Ltd.	3,366
1,010	China Resources Cement Holdings Ltd.	761
465	China Resources Gas Group Ltd.	1,531
1,515	China Resources Land Ltd.	6,043
962	China Resources Pharmaceutical Group Ltd.(b)	1,267
1,051	China Resources Power Holdings Co. Ltd.	1,940
1,925	China Shenhua Energy Co. Ltd., H-Shares	5,993
1,400	China South City Holdings Ltd.	422
1,103	China Southern Airlines Co. Ltd., H-Shares	1,438
1,004	China State Construction International Holdings Ltd.	1,453
821	China Taiping Insurance Holdings Co. Ltd.	3,548
7,860	China Telecom Corp. Ltd., H-Shares	3,889
1,418	China Traditional Chinese Medicine Holdings Co. Ltd.	937
3,127	China Unicom Hong Kong Ltd.(a)	4,686
745	China Vanke Co. Ltd., H-Shares	3,648
809	China Zhongwang Holdings Ltd.	465
400	Chongqing Changan Automobile Co. Ltd., Class B	452
1,514	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,372
335	CIMC Enric Holdings Ltd.(a)	369
2,779	CITIC Ltd.	4,384
1,417	CITIC Resources Holdings Ltd.	156
1,287	CITIC Securities Co. Ltd., H-Shares	3,423
8,993	CNOOC Ltd.	14,004
2,169	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	483
753	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	433
1,452	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	860
1,003	COSCO SHIPPING Ports Ltd.	1,050
2,998	Country Garden Holdings Co. Ltd.	6,447
2,264	CRRC Corp. Ltd., H-Shares	2,243
524	CSC Financial Co. Ltd., H-Shares(b)	488
500	CSG Holding Co. Ltd., Class B	312
2,462	CSPC Pharmaceutical Group Ltd.	5,465
144	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	228
99	Ctrip.com International Ltd. ADR(a)	4,631
1,193	Dali Foods Group Co. Ltd.(b)	1,173
990	Dalian Port Pda Co. Ltd., H-Shares	184
1,647	Datang International Power Generation Co. Ltd., H-Shares(a)	545
400	Dazhong Transportation Group Co. Ltd., Class B	264
197	Dongfang Electric Corp. Ltd., H-Shares(a)	188
1,595	Dongfeng Motor Group Co. Ltd., H-Shares	2,084
412	ENN Energy Holdings Ltd.	3,182
134	Everbright Securities Co. Ltd., H-Shares(b)	176
1,221	Far East Horizon Ltd.	1,316
100	Foshan Electrical and Lighting Co. Ltd., Class B	77

Schedule of Investments

1,273	Fosun International Ltd.	$3,008
294	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	1,246
7,288	GCL-Poly Energy Holdings Ltd.(a)	1,258
2,720	Geely Automobile Holdings Ltd.	8,711
859	GF Securities Co. Ltd., H-Shares	1,920
307	Golden Eagle Retail Group Ltd.	391
6,422	Gome Retail Holdings Ltd.	813
1,736	Great Wall Motor Co. Ltd., H-Shares	2,120
441	Greentown China Holdings Ltd.	769
400	Guangdong Electric Power Development Co. Ltd., Class B	165
1,643	Guangdong Investment Ltd.	2,445
832	Guangshen Railway Co. Ltd., H-Shares	557
1,253	Guangzhou Automobile Group Co. Ltd., H-Shares	2,839
128	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	374
600	Guangzhou R&F Properties Co. Ltd., H-Shares	1,688
473	Guotai Junan Securities Co. Ltd., Class H(a)(b)	1,197
334	Haitian International Holdings Ltd.	1,044
1,930	Haitong Securities Co. Ltd., H-Shares	3,154
87	Health and Happiness H&H International Holdings Ltd.(a)	611
406	Hengan International Group Co. Ltd.	3,893
10,886	HengTen Networks Group Ltd.(a)	501
361	Hopson Development Holdings Ltd.	379
200	Huadian Energy Co. Ltd., Class B(a)	74
1,493	Huadian Fuxin Energy Corp. Ltd., H-Shares	393
938	Huadian Power International Corp. Ltd., H-Shares	356
2,458	Huaneng Power International, Inc., H-Shares	1,587
2,924	Huaneng Renewables Corp. Ltd., H-Shares	1,013
961	Huatai Securities Co. Ltd., H-Shares(b)	2,177
44,232	Industrial & Commercial Bank of China Ltd., H-Shares	41,849
600	Inner Mongolia Yitai Coal Co. Ltd., Class B	955
213	JD.Com, Inc., Class A ADR(a)	10,486
48	Jiangling Motors Corp. Ltd., Class B	93
710	Jiangsu Expressway Co. Ltd., H-Shares	1,095
691	Jiangxi Copper Co. Ltd., H-Shares	1,170
100	Jinzhou Port Co. Ltd., Class B	50
396	Kingboard Chemical Holdings Ltd.	2,180
479	Kingsoft Corp. Ltd.	1,638
1,616	Kunlun Energy Co. Ltd.	1,603
724	KWG Property Holding Ltd.	1,224
100	Lao Feng Xiang Co. Ltd., Class B	376
861	Lee & Man Paper Manufacturing Ltd.	1,015
226	Legend Holdings Corp., H-Shares(b)	818
3,869	Lenovo Group Ltd.	2,231
922	Li Ning Co. Ltd.(a)	743
57	Livzon Pharmaceutical Group, Inc., H-Shares	471
591	Logan Property Holdings Co. Ltd.	898
819	Longfor Properties Co. Ltd.	2,675
961	Luye Pharma Group Ltd.	859
1,007	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	542
786	Meitu, Inc.(a)(b)	1,093
1,667	Metallurgical Corp. of China Ltd., H-Shares	529
27	Momo, Inc., Class A ADR(a)	851
20	NetEase, Inc. ADR	6,403
494	New China Life Insurance Co. Ltd., H-Shares	3,218
38	New Oriental Education & Technology Group, Inc. ADR	3,499
476	Orient Securities Co. Ltd., H-Shares(b)	528
4,780	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,732
11,783	PetroChina Co. Ltd., H-Shares	9,340

2,540	PICC Property & Casualty Co. Ltd., H-Shares	$5,274
2,825	Ping An Insurance Group Co. of China Ltd., H-Shares	33,464
1,105	Poly Property Group Co. Ltd.(a)	612
3,260	Postal Savings Bank of China Co. Ltd., H-Shares(b)	2,180
315	Red Star Macalline Group Corp. Ltd., H-Shares(b)	415
8,960	Renhe Commercial Holdings Co. Ltd.(a)	234
253	Shandong Chenming Paper Holdings Ltd., Class B	432
187	Shandong Chenming Paper Holdings Ltd., H-Shares	333
968	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	717
100	Shanghai Bailian Group Co. Ltd., Class B	141
100	Shanghai Baosight Software Co. Ltd., Class B	161
200	Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	161
1,641	Shanghai Electric Group Co. Ltd., H-Shares(a)	667
277	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	1,610
200	Shanghai Haixin Group Co., Class B	135
100	Shanghai Huayi Group Corp. Ltd., Class B	94
265	Shanghai Industrial Holdings Ltd.	776
100	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	271
100	Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	130
147	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	207
500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	758
100	Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	218
506	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	1,326
200	Shanghai Shibei Hi-Tech Co. Ltd., Class B	112
100	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	147
400	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	225
100	Shenzhen Chiwan Wharf Holdings Ltd., Class B(c)	167
409	Shenzhen Expressway Co. Ltd., H-Shares	430
490	Shenzhen International Holdings Ltd.	994
1,744	Shenzhen Investment Ltd.	780
404	Shenzhou International Group Holdings Ltd.	4,171
698	Shimao Property Holdings Ltd.	2,084
520	Sichuan Expressway Co. Ltd., H-Shares	205
2,369	Sihuan Pharmaceutical Holdings Group Ltd.	909
35	SINA Corp.(a)	4,104
2,392	Sino Biopharmaceutical Ltd.	4,410
1,024	Sinofert Holdings Ltd.(a)	160
1,668	Sino-Ocean Group Holding Ltd.	1,380
849	Sinopec Engineering Group Co. Ltd., H-Shares	912
1,220	Sinopec Oilfield Service Corp., H-Shares(a)	218
2,031	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,244
577	Sinopharm Group Co. Ltd., H-Shares	2,549
1,019	Sinotrans Ltd., H-Shares	619
385	Sinotruk Hong Kong Ltd.	506
1,087	SOHO China Ltd.	646
1,100	Sunac China Holdings Ltd.	5,281
369	Sunny Optical Technology Group Co. Ltd.	5,109
79	TAL Education Group ADR	2,573
3,018	Tencent Holdings Ltd.	178,886

Schedule of Investments

197	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	$118
586	TravelSky Technology Ltd., H-Shares	1,839
219	Tsingtao Brewery Co. Ltd., H-Shares	1,221
96	Vipshop Holdings Ltd., Class A ADR(a)	1,587
9	Weibo Corp., Class A ADR(a)	1,166
1,129	Weichai Power Co. Ltd., H-Shares	1,412
100	Weifu High-Technology Group Co. Ltd., Class B	223
112	Wuxi Biologics Cayman, Inc.(a)(b)	771
55	Wuxi Little Swan Co. Ltd., Class B	356
256	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	208
320	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	559
1,192	Yangzijiang Shipbuilding Holdings Ltd.	1,457
381	Yanlord Land Group Ltd.	538
100	Yantai Changyu Pioneer Wine Co. Ltd., Class B	267
1,134	Yanzhou Coal Mining Co. Ltd., H-Shares	1,978
3,605	Yuexiu Property Co. Ltd.	774
545	Zhaojin Mining Industry Co. Ltd., H-Shares	464
833	Zhejiang Expressway Co. Ltd. H-Shares	986
359	Zhongsheng Group Holdings Ltd.	902
282	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,561
3,334	Zijin Mining Group Co. Ltd., H-Shares	1,680
763	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	334
440	ZTE Corp. H-Shares(a)	1,603
84	ZTO Express Cayman, Inc. ADR(a)	1,328

		892,207

	Colombia - 0.5%
117	Almacenes Exito SA	739
149	Bancolombia SA	1,712
260	Bancolombia SA (Preference Shares)	2,982
283	Cementos Argos SA	1,130
119	Cementos Argos SA (Preference Shares)	400
84	Cemex Latam Holdings SA(a)	324
48	Corp. Financiera Colombiana SA	456
2,750	Ecopetrol SA	2,585
2,701	Grupo Aval Acciones y Valores SA, (Preference Shares)	1,217
143	Grupo de Inversiones Suramericana SA	2,028
40	Grupo de Inversiones Suramericana SA (Preference Shares)	541
229	Interconexion Electrica SA Esp	1,157

		15,271

	Czech Republic - 0.2%
92	CEZ AS	2,365
43	Komercni banka AS	1,981
297	Moneta Money Bank AS(b)	1,238
28	O2 Czech Republic AS	392

		5,976

	Egypt - 0.1%
609	Commercial International Bank Egypt SAE	2,702
316	Egyptian Financial Group-Hermes Holding SAE	367
43	Elsewedy Electric Co.	381
1,319	Global Telecom Holding SAE(a)	508
581	Talaat Moustafa Group	317
198	Telecom Egypt Co.	149

		4,424

	Greece - 0.4%
795	Alpha Bank SA(a)	1,942
1,051	Eurobank Ergasias SA(a)	1,178
21	FF Group(a)	504
34	Hellenic Petroleum SA	372
142	Hellenic Telecommunications Organization SA	2,238
60	JUMBO SA	1,190
33	Motor Oil (Hellas) Corinth Refineries SA	828

3,168	National Bank of Greece SA(a)	$1,350
124	OPAP SA	1,668
170	Piraeus Bank SA(a)	769
24	Titan Cement Co. SA	739

		12,778

	Hong Kong - 0.4%
7,209	Alibaba Pictures Group Ltd.(a)	1,005
1,511	Bosideng International Holdings Ltd.	139
915	China Gas Holdings Ltd.	2,679
7,036	China Minsheng Financial Holding Corp. Ltd.(a)	252
4,471	Fullshare Holdings Ltd.	2,109
707	Haier Electronics Group Co. Ltd.	2,423
600	Kingboard Laminates Holdings Ltd.	1,057
910	Nine Dragons Paper Holdings Ltd.	1,417

		11,081

	Hungary - 0.4%
228	Magyar Telekom Telecommunications PLC	428
244	MOL Hungarian Oil & Gas PLC	2,995
140	OTP Bank PLC	6,521
81	Richter Gedeon Nyrt	2,092

		12,036

	India - 11.1%
191	Axis Bank Ltd. GDR(b)	8,929
451	Dr Reddy’s Laboratories Ltd. ADR	15,542
38	GAIL India Ltd. GDR(b)	1,706
253	ICICI Bank Ltd. ADR	2,778
2,194	Infosys Ltd. ADR	39,514
191	Larsen & Toubro Ltd. GDR(b)	4,240
350	Mahindra & Mahindra Ltd. GDR(b)	4,200
3,164	PowerShares India Portfolio(d)	86,915
882	Reliance Industries Ltd. GDR(b)	26,636
26	Reliance Infrastructure Ltd. GDR(b)	629
1,102	State Bank of India GDR(b)	54,604
1,009	Tata Motors Ltd. ADR(a)	31,239
2,505	Tata Steel Ltd. GDR(b)	29,058
235	Vedanta Ltd. ADR	5,034
564	Wipro Ltd. ADR	3,096

		314,120

	Indonesia - 2.4%
7,368	PT Adaro Energy Tbk	1,348
228	PT Astra Agro Lestari Tbk	221
11,437	PT Astra International Tbk	7,261
5,454	PT Bank Central Asia Tbk	9,257
1,797	PT Bank Danamon Indonesia Tbk	960
10,465	PT Bank Mandiri Persero Tbk	6,370
4,292	PT Bank Negara Indonesia Persero Tbk	3,013
29,907	PT Bank Rakyat Indonesia Persero Tbk	8,265
2,340	PT Bukit Asam Tbk	594
4,395	PT Bumi Serpong Damai Tbk	597
4,237	PT Charoen Pokphand Indonesia Tbk	1,092
269	PT Gudang Garam Tbk	1,629
5,069	PT Hanjaya Mandala Sampoerna Tbk	1,855
769	PT Indocement Tunggal Prakarsa Tbk	1,252
1,316	PT Indofood Cbp Sukses Makmur Tbk	858
2,548	PT Indofood Sukses Makmur Tbk	1,475
1,266	PT Jasa Marga Persero Tbk	539
10,904	PT Kalbe Farma Tbk	1,356
1,349	PT Matahari Department Store Tbk	1,121
2,860	PT Media Nusantara Citra Tbk	326
6,062	PT Perusahaan Gas Negara Persero Tbk	1,182
1,688	PT Semen Indonesia (Persero) Tbk	1,406
3,314	PT Surya Citra Media Tbk	666
26,743	PT Telekomunikasi Indonesia Persero Tbk	7,970
1,136	PT Tower Bersama Infrastructure Tbk	522
665	PT Unilever Indonesia Tbk	2,702
878	PT United Tractors Tbk	2,551
1,163	PT Vale Indonesia Tbk(a)	326
2,072	PT XL Axiata Tbk(a)	463

		67,177

Schedule of Investments

	Malaysia - 3.2%
874	AirAsia Bhd	$928
622	Alliance Financial Group Bhd	691
1,110	AMMB Holdings Bhd	1,373
1,175	Astro Malaysia Holdings Bhd	784
2,490	Axiata Group Bhd	3,635
473	Berjaya Sports Toto Bhd	274
82	British American Tobacco Malaysia Bhd	719
1,968	Bumi Armada Bhd(a)	427
3,604	CIMB Group Holdings Bhd	6,704
2,025	DiGi.com Bhd	2,572
1,077	Felda Global Ventures Holdings Bhd	555
1,252	Gamuda Bhd	1,645
1,209	Genting Bhd	2,987
1,526	Genting Malaysia Bhd	2,157
377	HAP Seng Consolidated Bhd	940
364	Hong Leong Bank Bhd	1,737
132	Hong Leong Financial Group Bhd	629
1,518	IHH Healthcare Bhd	2,341
1,840	IJM Corp. Bhd	1,459
1,776	IOI Corp. Bhd	2,137
1,083	IOI Properties Group Bhd	553
258	KLCCP Stapled Group	513
270	Kuala Lumpur Kepong Bhd	1,747
3,339	Malayan Banking Bhd	8,652
514	Malaysia Airports Holdings Bhd	1,193
1,488	Maxis Bhd	2,321
833	MISC Bhd	1,614
486	MMC Corp. Bhd	249
1,599	Petronas Chemicals Group Bhd	3,339
169	Petronas Dagangan Bhd	1,067
450	Petronas Gas Bhd	2,067
324	PPB Group Bhd	1,451
1,742	Public Bank Bhd	9,823
649	RHB Capital Bhd	906
2,487	Sapura Energy Bhd	482
2,046	Sime Darby Bhd	1,606
1,946	Sime Darby Plantation Bhd(a)	2,746
2,046	Sime Darby Property Bhd(a)	829
655	Telekom Malaysia Bhd	1,033
2,302	Tenaga Nasional Bhd	9,320
919	UEM Sunrise Bhd(a)	266
381	UMW Holdings Bhd(a)	667
614	Westports Holdings Bhd	551
2,873	YTL Corp. Bhd	1,128
1,756	YTL Power International Bhd	563

		89,380

	Mexico - 3.6%
1,633	Alfa SAB de CV, Class A	2,053
184	Alpek SAB de CV	266
303	Alsea SAB de CV	993
16,683	America Movil SAB de CV, Series L	15,659
205	Arca Continental SAB de CV	1,490
986	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	1,555
132	Banregio Grupo Financiero SAB de CV	823
255	Becle SAB de CV(a)	465
8,611	Cemex SAB de CV, Series CPO(a)(e)	7,174
283	Coca-Cola Femsa SAB de CV, Series L	2,167
131	Concentradora Fibra Danhos SA de CV REIT	218
114	El Puerto de Liverpool SAB de CV	845
1,764	Fibra Uno Administracion SA de CV REIT	2,781
1,188	Fomento Economico Mexicano SAB de CV, Series CPO(f)	11,606
645	Gentera SAB de CV	586
111	Gruma SAB de CV, Class B	1,328
197	Grupo Aeromexico SAB de CV(a)	313
176	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	900
219	Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,293

113	Grupo Aeroportuario del Sureste SAB de CV, Class B	$2,203
1,353	Grupo Bimbo SAB de CV, Series A	3,306
204	Grupo Carso SAB de CV, Series A1	767
175	Grupo Comercial Chedraui SA de CV	390
35	Grupo Elektra SAB de CV	1,266
1,287	Grupo Financiero Banorte SAB de CV, Class O	8,283
1,262	Grupo Financiero Inbursa SAB de CV, Class O	2,237
325	Grupo Lala SAB de CV	521
1,888	Grupo Mexico SAB de CV, Series B	6,704
44	Grupo Simec SAB de CV, Series B(a)	152
1,409	Grupo Televisa SAB, Series CPO(g)	5,840
93	Industrias Bachoco SAB de CV, Series B	479
79	Industrias CH SAB de CV, Series B(a)	356
72	Industrias Penoles SAB de CV	1,671
330	Infraestructura Energetica Nova SAB de CV	1,723
484	Kimberly-Clark de Mexico SAB de CV, Class A	910
173	Megacable Holdings SAB de CV, Series CPO(h)	793
535	Mexichem SAB de CV	1,519
346	Nemak SAB de CV(b)	289
157	OHL Mexico SAB de CV	267
144	Organizacion Soriana SAB de CV, Class B(a)	314
17	Promotora y Operadora de Infraestructura SAB de CV, Class L	134
124	Promotora y Operadora de Infraestructura SAB de CV	1,273
748	Telesites SAB de CV(a)	562
2,918	Wal-Mart de Mexico SAB de CV	7,324

		102,798

	Pakistan - 0.1%
373	Fauji Fertilizer Co. Ltd.	305
400	Habib Bank Ltd.	702
294	National Bank of Pakistan	130
400	Oil & Gas Development Co. Ltd.	596
300	Pakistan Petroleum Ltd.	561

		2,294

	Peru - 0.4%
116	Cia de Minas Buenaventura SAA ADR	1,790
38	Credicorp Ltd.	8,854

		10,644

	Philippines - 1.5%
1,230	Aboitiz Equity Ventures, Inc.	1,841
903	Aboitiz Power Corp.	722
2,387	Alliance Global Group, Inc.(a)	714
137	Ayala Corp.	2,804
3,916	Ayala Land, Inc.	3,378
854	Bank of the Philippine Islands	1,984
1,106	BDO Unibank, Inc.	3,299
1,995	Bloomberry Resorts Corp.(a)	478
2,370	DMCI Holdings, Inc.	665
1,155	Energy Development Corp.	128
17	Globe Telecom, Inc.	630
47	GT Capital Holdings, Inc.	1,232
632	International Container Terminal Services, Inc.	1,398
1,683	JG Summit Holdings, Inc.	2,510
234	Jollibee Foods Corp.	1,299
1,614	LT Group, Inc.	706
153	Manila Electric Co.	1,010
6,744	Megaworld Corp.	651
8,239	Metro Pacific Investments Corp.	1,037
738	Metropolitan Bank & Trust Co.	1,431
1,471	Petron Corp.	275
67	PLDT, Inc.	2,049
683	Semirara Mining & Power Corp.	505
273	SM Investments Corp.	5,455

Schedule of Investments

5,097	SM Prime Holdings, Inc.	$3,666
512	Universal Robina Corp.	1,610

		41,477

	Poland - 1.6%
49	Alior Bank SA(a)	1,257
38	Asseco Poland SA	530
17	Bank Handlowy w Warszawie SA	432
321	Bank Millennium SA(a)	924
88	Bank Pekao SA	3,589
16	Bank Zachodni WBK SA	2,017
6	Budimex SA	371
12	CCC SA	1,036
36	CD Projekt SA	1,253
15	Ciech SA(a)	277
89	Cyfrowy Polsat SA	643
27	Dino Polska SA(a)(b)	677
124	Enea SA	409
46	Eurocash SA	372
27	Grupa Azoty SA	573
49	Grupa Lotos SA	874
27	Jastrzebska Spolka Weglowa SA(a)	787
76	KGHM Polska Miedz SA	2,510
9	Kruk SA	621
1	LPP SA	2,920
7	mBank SA(a)	1,071
383	Orange Polska SA(a)	705
402	PGE Polska Grupa Energetyczna SA(a)	1,434
55	PLAY Communications SA(a)(b)	561
176	Polski Koncern Naftowy Orlen SA	5,731
986	Polskie Gornictwo Naftowe i Gazownictwo SA	1,941
482	Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,605
317	Powszechny Zaklad Ubezpieczen SA	4,351
607	Tauron Polska Energia SA(a)	552

		45,023

	Qatar - 0.7%
3	Al Meera Consumer Goods Co. QSC	126
57	Barwa Real Estate Co.	595
114	Commercial Bank QSC (The)(a)	877
87	Doha Bank QPSC	787
94	Ezdan Holding Group QSC	299
27	Gulf International Services QSC	141
88	Industries Qatar QSC	2,649
213	Masraf Al Rayan QSC	2,363
48	Ooredoo QPSC	1,259
16	Qatar Electricity & Water Co. QSC	853
160	Qatar Gas Transport Co. Ltd.	823
79	Qatar Insurance Co. SAQ	1,107
22	Qatar International Islamic Bank QSC	369
35	Qatar Islamic Bank SAQ	943
131	Qatar National Bank QPSC	4,864
98	United Development Co. QSC	458
193	Vodafone Qatar QSC(a)	374

		18,887

	Romania - 0.1%
191	Nepi Rockcastle PLC	2,588

	Russia - 4.4%
42	Acron PJSC GDR(b)	294
3,373	Gazprom PJSC ADR	16,966
138	LSR Group PJSC GDR(b)	415
298	LUKOIL PJSC ADR	19,674
210	Magnit PJSC GDR(b)	4,725
86	Magnitogorsk Iron & Steel Works PJSC GDR(b)	901
44	Mechel PJSC ADR(a)	222
108	Mechel PJSC (Preference Shares) ADR	136
78	MegaFon PJSC GDR(b)	757
289	MMC Norilsk Nickel PJSC ADR	5,942
295	Mobile TeleSystems PJSC ADR	3,581
66	Novatek PJSC GDR(b)	8,785

56	Novolipetsk Steel PJSC GDR(b)	$1,467
24	Novorossiysk Commercial Sea Port PJSC GDR(b)	298
60	PhosAgro PJSC GDR(b)	951
767	Rosneft Oil Co. PJSC GDR(b)	4,696
90	Rostelecom OJSC ADR	632
728	RusHydro PJSC ADR	903
1,588	Sberbank of Russia PJSC ADR	31,998
115	Severstal PJSC GDR(b)	1,888
89	Sistema PJSC FC GDR(b)	401
461	Surgutneftegas OJSC ADR	2,346
500	Surgutneftegas OJSC (Preference Shares) ADR	2,685
159	Tatneft PJSC ADR	9,635
56	TMK PJSC GDR(b)	336
1,526	VTB Bank PJSC GDR(b)	2,889

		123,523

	South Africa - 8.5%
64	AECI Ltd.	555
59	African Rainbow Minerals Ltd.	636
35	Anglo American Platinum Ltd.(a)	1,046
226	AngloGold Ashanti Ltd.	2,507
196	Aspen Pharmacare Holdings Ltd.	4,468
20	Assore Ltd.	529
364	Attacq Ltd.(a)	595
180	AVI Ltd.	1,629
368	Barclays Africa Group Ltd.	5,582
116	Barloworld Ltd.	1,649
187	Bid Corp. Ltd.	4,177
187	Bidvest Group Ltd. (The)	3,937
188	Brait SE(a)	611
30	Capitec Bank Holdings Ltd.	2,023
131	Clicks Group Ltd.	1,885
152	Coronation Fund Managers Ltd.	1,008
85	Curro Holdings Ltd.(a)	275
141	DIS-Chem Pharmacies Ltd.(b)	431
192	Discovery Ltd.	2,730
75	EOH Holdings Ltd.	404
148	Exxaro Resources Ltd.	1,784
45	Famous Brands Ltd.(a)	421
1,807	FirstRand Ltd.	10,120
655	Fortress REIT Ltd., Class A REIT	973
432	Fortress REIT Ltd., Class B REIT	1,094
126	Foschini Group Ltd. (The)	2,054
449	Gold Fields Ltd.	1,924
252	Grindrod Ltd.(a)	279
1,586	Growthpoint Properties Ltd. REIT	3,708
218	Harmony Gold Mining Co. Ltd.	366
142	Hyprop Investments Ltd. REIT	1,387
390	Impala Platinum Holdings Ltd.(a)	1,194
89	Imperial Holdings Ltd.	2,129
161	Investec Ltd.	1,260
49	JSE Ltd.	775
844	Kap Industrial Holdings Ltd.	607
30	Kumba Iron Ore Ltd.	907
70	Liberty Holdings Ltd.	773
754	Life Healthcare Group Holdings Ltd.	1,732
59	Massmart Holdings Ltd.	688
590	MMI Holdings Ltd.	1,126
66	Mondi Ltd.	1,758
136	Mr Price Group Ltd.	3,276
1,018	MTN Group Ltd.	11,266
372	Nampak Ltd.(a)	478
241	Naspers Ltd., Class N	68,654
118	Nedbank Group Ltd.	2,624
842	Netcare Ltd.	1,847
204	Northam Platinum Ltd.(a)	888
21	Oceana Group Ltd.	148
36	Omnia Holdings Ltd.	442
202	Pick n Pay Stores Ltd.	1,161
84	Pioneer Foods Group Ltd.	924
70	PSG Group Ltd.	1,309

Schedule of Investments

393	Rand Merchant Investment Holdings Ltd.	$1,467
2,845	Redefine Properties Ltd. REIT	2,593
290	Remgro Ltd.	5,770
176	Resilient REIT Ltd. REIT	1,725
96	Reunert Ltd.	604
370	RMB Holdings Ltd.	2,456
952	Sanlam Ltd.	7,072
22	Santam Ltd.	555
312	Sappi Ltd.	2,243
312	Sasol Ltd.	11,223
248	Shoprite Holdings Ltd.	5,154
980	Sibanye Gold Ltd.	1,145
107	SPAR Group Ltd. (The)	1,847
85	Stadio Holdings Ltd.(a)	53
716	Standard Bank Group Ltd.	12,100
255	Steinhoff Africa Retail Ltd.(a)(b)	449
1,504	Steinhoff International Holdings NV	866
201	Super Group Ltd.(a)	759
177	Telkom SA SOC Ltd.	768
91	Tiger Brands Ltd.	3,533
64	Tongaat Hulett Ltd.	619
237	Truworths International Ltd.	1,956
287	Tsogo Sun Holdings Ltd.	621
338	Vodacom Group Ltd.	4,654
536	Woolworths Holdings Ltd.	2,897

		239,882

	Taiwan - 12.9%
1,667	Acer, Inc.	1,581
3,705	Advanced Semiconductor Engineering, Inc.	5,263
216	Advantech Co. Ltd.	1,690
1,347	Asia Cement Corp.	1,389
399	Asustek Computer, Inc.	3,847
4,909	AU Optronics Corp.	2,341
1,160	Capital Securities Corp.	474
418	Catcher Technology Co. Ltd.	4,790
4,461	Cathay Financial Holding Co. Ltd.	8,357
370	Cathay Real Estate Development Co. Ltd.	210
3,264	Chang Hwa Commercial Bank Ltd.	1,915
1,064	Cheng Shin Rubber Industry Co. Ltd.	1,855
231	Cheng Uei Precision Industry Co. Ltd.	364
340	Chicony Electronics Co. Ltd.	896
1,510	China Airlines Ltd.(a)	627
7,755	China Development Financial Holding Corp.	2,847
1,385	China Life Insurance Co. Ltd.	1,426
373	China Motor Corp.	341
6,996	China Steel Corp.	5,977
2,152	Chunghwa Telecom Co. Ltd.	8,011
2,396	Compal Electronics, Inc.	1,784
10,268	CTBC Financial Holding Co. Ltd.	7,504
1,223	Delta Electronics, Inc.	6,168
5,469	E.Sun Financial Holding Co. Ltd.	3,603
116	Eclat Textile Co. Ltd.	1,164
571	Epistar Corp.(a)	1,011
544	Eternal Materials Co. Ltd.	577
1,213	Eva Airways Corp.	643
1,136	Evergreen Marine Corp. Taiwan Ltd.(a)	672
1,134	Far Eastern International Bank	376
2,178	Far Eastern New Century Corp.	1,947
892	Far EasTone Telecommunications Co. Ltd.	2,326
270	Feng Hsin Steel Co. Ltd.	555
194	Feng Tay Enterprise Co. Ltd.	919
5,449	First Financial Holding Co. Ltd.	3,767
1,937	Formosa Chemicals & Fibre Corp.	7,244
772	Formosa Petrochemical Corp.	3,285
2,756	Formosa Plastics Corp.	9,787
592	Formosa Taffeta Co. Ltd.	659
641	Foxconn Technology Co. Ltd.	1,834
4,157	Fubon Financial Holding Co. Ltd.	7,731
161	Giant Manufacturing Co. Ltd.	903
8,442	Hon Hai Precision Industry Co. Ltd.	26,706
228	Hotai Motor Co. Ltd.	2,969

419	HTC Corp.(a)	$1,021
4,593	Hua Nan Financial Holdings Co. Ltd.	2,742
4,795	Innolux Corp.	2,262
1,759	Inventec Corp.	1,436
58	Largan Precision Co. Ltd.	7,970
1,235	Lite-On Technology Corp.	1,814
833	MediaTek, Inc.	8,546
6,161	Mega Financial Holding Co. Ltd.	5,348
3,195	Nan Ya Plastics Corp.	8,781
421	Nanya Technology Corp.	1,147
332	Novatek Microelectronics Corp.	1,395
70	Obi Pharma, Inc.(a)	444
423	Oriental Union Chemical Corp.	433
1,146	Pegatron Corp.	3,106
1,472	Pou Chen Corp.	1,980
315	President Chain Store Corp.	3,118
1,506	Quanta Computer, Inc.	3,281
272	Realtek Semiconductor Corp.	1,087
4,505	Shin Kong Financial Holding Co. Ltd.	1,654
1,229	Siliconware Precision Industries Co. Ltd.	2,125
5,704	SinoPac Financial Holdings Co. Ltd.	1,967
786	Synnex Technology International Corp.	1,112
5,280	Taishin Financial Holding Co. Ltd.	2,663
2,359	Taiwan Business Bank	699
2,009	Taiwan Cement Corp.	2,595
4,921	Taiwan Cooperative Financial Holding Co. Ltd.	2,929
429	Taiwan Fertilizer Co. Ltd.	589
939	Taiwan Glass Industry Corp.(a)	625
1,210	Taiwan High Speed Rail Corp.	990
902	Taiwan Mobile Co. Ltd.	3,451
164	Taiwan Secom Co. Ltd.	507
13,587	Taiwan Semiconductor Manufacturing Co. Ltd.	118,875
1,050	Teco Electric and Machinery Co. Ltd.	1,012
425	Ton Yi Industrial Corp.	202
183	TPK Holding Co. Ltd.(a)	653
164	Transcend Information, Inc.	474
246	U-Ming Marine Transport Corp.	326
757	Unimicron Technology Corp.	551
2,713	Uni-President Enterprises Corp.	6,516
6,701	United Microelectronics Corp.	3,276
524	Vanguard International Semiconductor Corp.	1,183
1,797	Walsin Lihwa Corp.	1,033
423	Wan Hai Lines Ltd.	270
1,559	Wistron Corp.	1,311
6,506	Yuanta Financial Holding Co. Ltd.	3,125
502	Yulon Motor Co. Ltd.	409
14	Yulon Nissan Motor Co. Ltd.	127

		365,495

	Thailand - 3.6%
649	Advanced Info Service PCL NVDR	3,989
2,424	Airports of Thailand PCL NVDR	5,418
277	Bangkok Bank PCL NVDR	1,831
4,919	Bangkok Dusit Medical Services PCL NVDR	3,392
4,619	Bangkok Expressway & Metro PCL NVDR	1,143
300	Bangkok Life Assurance PCL NVDR	354
2,528	Banpu PCL NVDR	1,840
570	BEC World PCL NVDR	213
589	Berli Jucker PCL NVDR	1,081
4,255	BTS Group Holdings PCL NVDR	1,094
190	Bumrungrad Hospital PCL NVDR	1,189
1,393	Central Pattana PCL NVDR	3,692
2,635	Charoen Pokphand Foods PCL NVDR	1,985
2,944	CP ALL PCL NVDR	7,496
264	Delta Electronics Thailand PCL NVDR	649
155	Electricity Generating PCL NVDR	1,079
963	Energy Absolute PCL NVDR	2,083
238	Glow Energy PCL NVDR	648
3,263	Home Product Center PCL NVDR	1,479

Schedule of Investments

949	Indorama Ventures PCL NVDR	$1,697
1,099	Intouch Holdings PCL NVDR	2,018
5,930	IRPC PCL NVDR	1,392
1,153	Kasikornbank PCL NVDR	8,467
3,499	Krung Thai Bank PCL NVDR	2,234
3,663	Land & Houses PCL NVDR	1,357
1,974	Minor International PCL NVDR	2,773
782	PTT Exploration & Production PCL NVDR	2,971
1,138	PTT Global Chemical PCL NVDR	3,497
808	PTT PCL NVDR	12,693
450	Ratchaburi Electricity Generating Holding PCL NVDR	787
475	Siam Cement PCL (The) NVDR	7,462
52	Siam City Cement PCL NVDR	447
1,360	Siam Commercial Bank PCL (The) NVDR	6,839
635	Thai Airways International PCL NVDR(a)	334
578	Thai Oil PCL NVDR	1,892
1,634	Thai Union Group PCL NVDR	1,080
12,413	TMB Bank PCL NVDR	1,149
390	Total Access Communication PCL NVDR(a)	613
6,164	True Corp. PCL NVDR(a)	1,328

		101,685

	Turkey - 1.2%
1,146	Akbank Turk AS	3,336
113	Anadolu Efes Biracilik ve Malt Sanayii AS	839
99	Arcelik AS	503
89	Aselsan Elektronik Sanayi VE Ticaret AS	789
41	Aygaz AS	174
124	BIM Birlesik Magazalar AS	2,484
38	Coca-Cola Icecek AS	364
1,084	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(a)	766
259	Enka Insaat ve Sanayi AS	390
754	Eregli Demir ve Celik Fabrikalari TAS	2,000
36	Ford Otomotiv Sanayi AS	576
495	Haci Omer Sabanci Holding AS	1,513
482	KOC Holding AS	2,351
27	Koza Altin Isletmeleri AS(a)	275
20	Migros Ticaret AS(a)	140
337	Petkim Petrokimya Holding AS	713
205	Soda Sanayii AS	278
85	TAV Havalimanlari Holding AS	502
71	Tofas Turk Otomobil Fabrikasi AS	604
69	Tupras Turkiye Petrol Rafinerileri AS	2,123
304	Turk Hava Yollari AO(a)	1,336
305	Turk Telekomunikasyon AS(a)	515
8	Turk Traktor VE Ziraat Makineleri AS	168
609	Turkcell Iletisim Hizmetleri AS	2,534
1,180	Turkiye Garanti Bankasi AS	3,866
335	Turkiye Halk Bankasi AS	906
780	Turkiye Is Bankasi AS, Class C	1,674
580	Turkiye Sinai Kalkinma Bankasi AS	250
352	Turkiye Sise ve Cam Fabrikalari AS	469
603	Turkiye Vakiflar Bankasi TAO, Class D	1,210
88	Ulker Biskuvi Sanayi AS	557
460	Yapi ve Kredi Bankasi AS(a)	571

		34,776

	Ukraine - 0.0%
29	Kernel Holding SA	443

	United Arab Emirates - 0.9%
1,092	Abu Dhabi Commercial Bank PJSC	2,155
716	Abu Dhabi National Oil Co. For Distribution PJSC(a)	524
1,329	Air Arabia PJSC	470
1,779	Aldar Properties PJSC	1,109
427	Arabtec Holding PJSC(a)	304
977	Damac Properties Dubai Co. PJSC	891
1,782	Dana Gas PJSC(a)	364
840	Deyaar Development PJSC(a)	134
91	DP World Ltd.	2,413
938	Dubai Financial Market PJSC(a)	286

865	Dubai Investments PJSC	$568
677	Dubai Islamic Bank PJSC	1,124
1,859	DXB Entertainments PJSC(a)(b)	324
471	Emaar Development PJSC(a)	726
1,164	Emaar Malls PJSC	732
1,984	Emaar Properties PJSC	3,554
984	Emirates Telecommunications Group Co. PJSC	4,769
1,534	National Bank of Abu Dhabi PJSC	4,678
624	Union Properties PJSC(a)	167
524	Waha Capital PJSC	295

		25,587

	Total Investments in Securities (Cost $2,504,512) - 100.1%	2,834,701
	Other assets less liabilities - (0.1)%	(3,944)

	Net Assets - 100.0%	$2,830,757

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $187,010, which represented 6.61% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	Affiliated company. The Fund’s Adviser also serves as the adviser for the PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
PowerShares India Portfolio	$86,671	$—	$(5,519)	$5,645	$118	$86,915	$—

(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares PureBetaSM MSCI USA Portfolio (PBUS)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 13.0%
8	Advance Auto Parts, Inc.	$936
45	Amazon.com, Inc.(b)	65,290
30	Aptiv PLC	2,846
27	Aramark	1,237
10	Autoliv, Inc. (Sweden)	1,522
7	AutoNation, Inc.(b)	422
3	AutoZone, Inc.(b)	2,296
31	Best Buy Co., Inc.	2,265
24	BorgWarner, Inc.	1,350
21	CarMax, Inc.(b)	1,499
39	Carnival Corp.	2,793
37	CBS Corp., Class B	2,132
21	Charter Communications, Inc., Class A(b)	7,922
3	Chipotle Mexican Grill, Inc.(b)	974
523	Comcast Corp., Class A	22,243
40	D.R. Horton, Inc.	1,962
14	Darden Restaurants, Inc.	1,342
17	Discovery Communications, Inc., Class A(b)	426
24	Discovery Communications, Inc., Class C(b)	573
25	DISH Network Corp., Class A(b)	1,172
31	Dollar General Corp.	3,197
27	Dollar Tree, Inc.(b)	3,105
5	Domino’s Pizza, Inc.	1,084
14	Expedia, Inc.	1,792
414	Ford Motor Co.	4,542
26	Gap, Inc. (The)	864
14	Garmin Ltd.	881
144	General Motors Co.	6,107
17	Genuine Parts Co.	1,769
28	Goodyear Tire & Rubber Co. (The)	975
23	H&R Block, Inc.	610
41	Hanesbrands, Inc.	891
19	Harley-Davidson, Inc.	921
13	Hasbro, Inc.	1,229
22	Hilton Worldwide Holdings, Inc.	1,884
131	Home Depot, Inc. (The)	26,318
44	Interpublic Group of Cos., Inc. (The)	963
19	Kohl’s Corp.	1,231
27	L Brands, Inc.	1,352
44	Las Vegas Sands Corp.	3,411
8	Lear Corp.	1,545
15	Leggett & Platt, Inc.	698
23	Lennar Corp., Class A	1,441
12	Liberty Broadband Corp., Class C(b)	1,147
24	Liberty Global PLC, Series A (United Kingdom)(b)	897
64	Liberty Global PLC, Series C (United Kingdom)(b)	2,289
47	Liberty Interactive Corp. QVC Group, Series A(b)	1,320
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	867
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	450
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	896
16	Live Nation Entertainment, Inc.(b)	721
34	LKQ Corp.(b)	1,429
92	Lowe’s Cos., Inc.	9,635
12	Lululemon Athletica, Inc.(b)	939

34	Macy’s, Inc.	$882
34	Marriott International, Inc., Class A	5,010
38	Mattel, Inc.	602
91	McDonald’s Corp.	15,574
51	MGM Resorts International	1,859
17	Michael Kors Holdings Ltd.(b)	1,122
7	Mohawk Industries, Inc.(b)	1,967
48	Netflix, Inc.(b)	12,974
54	Newell Brands, Inc.	1,428
43	News Corp., Class A	736
147	NIKE, Inc., Class B	10,028
14	Nordstrom, Inc.	690
20	Norwegian Cruise Line Holdings Ltd.(b)	1,215
26	Omnicom Group, Inc.	1,993
10	O’Reilly Automotive, Inc.(b)	2,647
7	Polaris Industries, Inc.	791
5	Priceline Group, Inc. (The)(b)	9,560
32	PulteGroup, Inc.	1,019
9	PVH Corp.	1,396
6	Ralph Lauren Corp., Class A	686
44	Ross Stores, Inc.	3,625
19	Royal Caribbean Cruises Ltd.	2,537
10	Scripps Networks Interactive, Inc., Class A	880
182	Sirius XM Holdings, Inc.	1,112
162	Starbucks Corp.	9,203
31	Tapestry, Inc.	1,458
58	Target Corp.	4,363
15	Tesla, Inc.(b)	5,315
14	Tiffany & Co.	1,493
87	Time Warner, Inc.	8,295
72	TJX Cos., Inc. (The)	5,783
17	Toll Brothers, Inc.	792
14	Tractor Supply Co.	1,068
13	TripAdvisor, Inc.(b)	451
117	Twenty-First Century Fox, Inc., Class A	4,317
49	Twenty-First Century Fox, Inc., Class B	1,788
6	Ulta Beauty, Inc.(b)	1,333
21	Under Armour, Inc., Class C(b)	270
21	Under Armour, Inc., Class A(b)	291
4	Vail Resorts, Inc.	874
38	VF Corp.	3,083
39	Viacom, Inc., Class B	1,303
174	Walt Disney Co. (The)	18,909
8	Whirlpool Corp.	1,451
12	Wyndham Worldwide Corp.	1,490
9	Wynn Resorts Ltd.	1,490
37	Yum! Brands, Inc.	3,130

		366,885

	Consumer Staples - 7.7%
213	Altria Group, Inc.	14,982
63	Archer-Daniels-Midland Co.	2,706
23	Brown-Forman Corp., Class B	1,594
16	Bunge Ltd.	1,271
20	Campbell Soup Co.	931
28	Church & Dwight Co., Inc.	1,368
15	Clorox Co. (The)	2,125
448	Coca-Cola Co. (The)	21,320
94	Colgate-Palmolive Co.	6,979
47	Conagra Brands, Inc.	1,786
19	Constellation Brands, Inc., Class A	4,170
49	Costco Wholesale Corp.	9,549
54	Coty, Inc., Class A	1,059
114	CVS Health Corp.	8,971
21	Dr Pepper Snapple Group, Inc.	2,506
25	Estee Lauder Cos., Inc. (The), Class A	3,374
64	General Mills, Inc.	3,743
16	Hershey Co. (The)	1,765
32	Hormel Foods Corp.	1,099
8	Ingredion, Inc.	1,149
13	JM Smucker Co. (The)	1,650
29	Kellogg Co.	1,975
40	Kimberly-Clark Corp.	4,680

Schedule of Investments(a)

68	Kraft Heinz Co. (The)	$5,330
101	Kroger Co. (The)	3,066
13	McCormick & Co., Inc.	1,414
21	Molson Coors Brewing Co., Class B	1,764
169	Mondelez International, Inc., Class A	7,504
44	Monster Beverage Corp.(b)	3,002
159	PepsiCo, Inc.	19,128
173	Philip Morris International, Inc.	18,551
282	Procter & Gamble Co. (The)	24,348
3	Spectrum Brands Holdings, Inc.	355
57	Sysco Corp.	3,584
32	Tyson Foods, Inc., Class A	2,435
99	Walgreens Boots Alliance, Inc.	7,451
165	Walmart, Inc.	17,589

		216,273

	Energy - 5.9%
62	Anadarko Petroleum Corp.	3,723
17	Andeavor	1,839
25	Antero Resources Corp.(b)	486
42	Apache Corp.	1,885
45	Baker Hughes a GE Co.	1,447
52	Cabot Oil & Gas Corp.	1,370
23	Cheniere Energy, Inc.(b)	1,301
211	Chevron Corp.	26,449
11	Cimarex Energy Co.	1,234
17	Concho Resources, Inc.(b)	2,676
134	ConocoPhillips	7,881
10	Continental Resources, Inc.(b)	555
56	Devon Energy Corp.	2,317
10	Diamondback Energy, Inc.(b)	1,255
65	EOG Resources, Inc.	7,475
28	EQT Corp.	1,520
474	Exxon Mobil Corp.	41,380
97	Halliburton Co.	5,209
12	Helmerich & Payne, Inc.	864
32	Hess Corp.	1,616
19	HollyFrontier Corp.	911
224	Kinder Morgan, Inc.	4,027
95	Marathon Oil Corp.	1,728
54	Marathon Petroleum Corp.	3,741
42	National Oilwell Varco, Inc.	1,541
22	Newfield Exploration Co.(b)	697
52	Noble Energy, Inc.	1,587
85	Occidental Petroleum Corp.	6,372
42	ONEOK, Inc.	2,472
25	Parsley Energy, Inc., Class A(b)	590
49	Phillips 66	5,018
19	Pioneer Natural Resources Co.	3,475
16	Plains GP Holdings LP, Class A	340
28	Range Resources Corp.	399
155	Schlumberger Ltd.	11,405
24	Targa Resources Corp.	1,152
49	TechnipFMC PLC (United Kingdom)(b)	1,591
50	Valero Energy Corp.	4,798
92	Williams Cos., Inc. (The)	2,888

		167,214

	Financials - 14.8%
6	Affiliated Managers Group, Inc.	1,198
44	Aflac, Inc.	3,881
43	AGNC Investment Corp. REIT	808
2	Alleghany Corp.(b)	1,255
41	Allstate Corp. (The)	4,050
51	Ally Financial, Inc.	1,518
82	American Express Co.	8,151
8	American Financial Group, Inc.	907
100	American International Group, Inc.	6,392
17	Ameriprise Financial, Inc.	2,868
128	Annaly Capital Management, Inc. REIT	1,349
29	Aon PLC	4,123
15	Arch Capital Group Ltd.(b)	1,364
20	Arthur J. Gallagher & Co.	1,366
6	Assurant, Inc.	549

12	Athene Holding Ltd., Class A(b)	$602
9	Axis Capital Holdings Ltd.	455
1,109	Bank of America Corp.	35,488
116	Bank of New York Mellon Corp. (The)	6,577
90	BB&T Corp.	4,967
142	Berkshire Hathaway, Inc., Class B(b)	30,442
14	BlackRock, Inc.	7,865
10	Brighthouse Financial, Inc.(b)	643
54	Capital One Financial Corp.	5,614
11	Cboe Global Markets, Inc.	1,478
134	Charles Schwab Corp. (The)	7,148
52	Chubb Ltd.	8,120
18	Cincinnati Financial Corp.	1,384
16	CIT Group, Inc.	811
302	Citigroup, Inc.	23,701
56	Citizens Financial Group, Inc.	2,570
38	CME Group, Inc.	5,832
20	Comerica, Inc.	1,904
42	Discover Financial Services	3,352
31	E*TRADE Financial Corp.(b)	1,634
16	East West Bancorp, Inc.	1,055
13	Eaton Vance Corp.	751
5	Everest Re Group Ltd.	1,149
83	Fifth Third Bancorp	2,747
18	First Republic Bank	1,612
29	FNF Group	1,130
37	Franklin Resources, Inc.	1,569
41	Goldman Sachs Group, Inc. (The)	10,983
41	Hartford Financial Services Group, Inc. (The)	2,409
121	Huntington Bancshares, Inc.	1,958
66	Intercontinental Exchange, Inc.	4,873
45	Invesco Ltd.(c)	1,626
390	JPMorgan Chase & Co.	45,111
122	KeyCorp	2,611
36	Leucadia National Corp.	975
25	Lincoln National Corp.	2,070
32	Loews Corp.	1,653
15	M&T Bank Corp.	2,862
2	Markel Corp.(b)	2,295
58	Marsh & McLennan Cos., Inc.	4,844
102	MetLife, Inc.	4,903
19	Moody’s Corp.	3,074
151	Morgan Stanley	8,539
10	MSCI, Inc., Class A	1,392
13	Nasdaq, Inc.	1,052
54	New York Community Bancorp, Inc.	765
25	Northern Trust Corp.	2,635
38	People’s United Financial, Inc.	747
52	PNC Financial Services Group, Inc. (The)	8,217
32	Principal Financial Group, Inc.	2,163
65	Progressive Corp. (The)	3,516
48	Prudential Financial, Inc.	5,703
15	Raymond James Financial, Inc.	1,446
134	Regions Financial Corp.	2,577
7	Reinsurance Group of America, Inc.	1,097
5	RenaissanceRe Holdings Ltd. (Bermuda)	636
29	S&P Global, Inc.	5,252
15	SEI Investments Co.	1,127
6	Signature Bank/New York NY(b)	924
42	State Street Corp.	4,627
54	SunTrust Banks, Inc.	3,818
6	SVB Financial Group(b)	1,479
90	Synchrony Financial	3,571
27	T. Rowe Price Group, Inc.	3,014
29	TD Ameritrade Holding Corp.	1,618
13	Torchmark Corp.	1,181
31	Travelers Cos., Inc. (The)	4,648
183	U.S. Bancorp	10,457
25	Unum Group	1,330
21	Voya Financial, Inc.	1,090
11	W.R. Berkley Corp.	803

Schedule of Investments(a)

524	Wells Fargo & Co.	$34,469
14	Willis Towers Watson PLC	2,247
29	XL Group Ltd. (Bermuda)	1,068
23	Zions Bancorporation	1,243

		417,077

	Health Care - 13.5%
194	Abbott Laboratories	12,059
178	AbbVie, Inc.	19,975
37	Aetna, Inc.	6,912
36	Agilent Technologies, Inc.	2,643
25	Alexion Pharmaceuticals, Inc.(b)	2,983
8	Align Technology, Inc.(b)	2,096
17	Alkermes PLC(b)	972
37	Allergan PLC	6,670
10	Alnylam Pharmaceuticals, Inc.(b)	1,300
18	AmerisourceBergen Corp.	1,794
81	Amgen, Inc.	15,070
29	Anthem, Inc.	7,188
55	Baxter International, Inc.	3,962
29	Becton, Dickinson and Co.	7,045
23	Biogen, Inc.(b)	8,000
20	BioMarin Pharmaceutical, Inc.(b)	1,805
152	Boston Scientific Corp.(b)	4,250
181	Bristol-Myers Squibb Co.	11,331
35	Cardinal Health, Inc.	2,513
87	Celgene Corp.(b)	8,801
19	Centene Corp.(b)	2,038
33	Cerner Corp.(b)	2,281
28	Cigna Corp.	5,834
5	Cooper Cos., Inc. (The)	1,223
70	Danaher Corp.	7,090
17	DaVita, Inc.(b)	1,327
26	DENTSPLY Sirona, Inc.	1,581
24	Edwards Lifesciences Corp.(b)	3,038
111	Eli Lilly & Co.	9,041
13	Envision Healthcare Corp.(b)	468
63	Express Scripts Holding Co.(b)	4,988
146	Gilead Sciences, Inc.	12,235
33	HCA Healthcare, Inc.(b)	3,338
18	Henry Schein, Inc.(b)	1,362
31	Hologic, Inc.(b)	1,324
16	Humana, Inc.	4,509
10	IDEXX Laboratories, Inc.(b)	1,870
16	Illumina, Inc.(b)	3,722
20	Incyte Corp.(b)	1,806
12	Intuitive Surgical, Inc.(b)	5,180
16	Iqvia Holdings, Inc.(b)	1,635
7	Jazz Pharmaceuticals PLC(b)	1,020
300	Johnson & Johnson	41,457
11	Laboratory Corp. of America Holdings(b)	1,920
23	McKesson Corp.	3,884
151	Medtronic PLC	12,969
301	Merck & Co., Inc.	17,834
3	Mettler-Toledo International, Inc.(b)	2,026
51	Mylan NV(b)	2,185
15	Perrigo Co. PLC	1,359
657	Pfizer, Inc.	24,335
15	Quest Diagnostics, Inc.	1,587
9	Regeneron Pharmaceuticals, Inc.(b)	3,300
16	ResMed, Inc.	1,613
11	Seattle Genetics, Inc.(b)	575
38	Stryker Corp.	6,246
5	Teleflex, Inc.	1,389
4	TESARO, Inc.(b)	270
44	Thermo Fisher Scientific, Inc.	9,861
5	United Therapeutics Corp.(b)	645
107	UnitedHealth Group, Inc.	25,335
10	Universal Health Services, Inc., Class B	1,215
10	Varian Medical Systems, Inc.(b)	1,275
12	Veeva Systems, Inc., Class A(b)	754
28	Vertex Pharmaceuticals, Inc.(b)	4,672
9	Waters Corp.(b)	1,941
23	Zimmer Biomet Holdings, Inc.	2,924
55	Zoetis, Inc.	4,220

		380,070

	Industrials - 10.0%
66	3M Co.	$16,533
16	A.O. Smith Corp.	1,068
5	Acuity Brands, Inc.	772
7	AGCO Corp.	508
11	Allegion PLC	947
1	AMERCO	365
14	American Airlines Group, Inc.	760
26	AMETEK, Inc.	1,984
44	Arconic, Inc.	1,323
62	Boeing Co. (The)	21,971
16	C.H. Robinson Worldwide, Inc.	1,463
66	Caterpillar, Inc.	10,743
10	Cintas Corp.	1,684
103	CSX Corp.	5,847
18	Cummins, Inc.	3,384
30	Deere & Co.	4,993
20	Delta Air Lines, Inc.	1,135
18	Dover Corp.	1,912
50	Eaton Corp. PLC	4,198
72	Emerson Electric Co.	5,201
14	Equifax, Inc.	1,749
20	Expeditors International of Washington, Inc.	1,299
32	Fastenal Co.	1,759
28	FedEx Corp.	7,349
15	Flowserve Corp.	680
16	Fluor Corp.	971
35	Fortive Corp.	2,661
17	Fortune Brands Home & Security, Inc.	1,206
28	General Dynamics Corp.	6,229
956	General Electric Co.	15,459
13	Harris Corp.	2,072
22	HD Supply Holdings, Inc.(b)	856
80	Honeywell International, Inc.	12,774
5	Huntington Ingalls Industries, Inc.	1,188
9	IDEX Corp.	1,291
45	IHS Markit Ltd.(b)	2,148
35	Illinois Tool Works, Inc.	6,078
29	Ingersoll-Rand PLC	2,744
10	J.B. Hunt Transport Services, Inc.	1,208
13	Jacobs Engineering Group, Inc.	903
104	Johnson Controls International PLC	4,070
12	Kansas City Southern	1,358
15	Knight-Swift Transportation Holdings, Inc., Class A(b)	747
9	L3 Technologies, Inc.	1,912
4	Lennox International, Inc.	872
29	Lockheed Martin Corp.	10,291
9	Macquarie Infrastructure Corp.	597
8	ManpowerGroup, Inc.	1,051
36	Masco Corp.	1,608
7	Middleby Corp. (The)(b)	954
40	Nielsen Holdings PLC	1,496
32	Norfolk Southern Corp.	4,828
18	Northrop Grumman Corp.	6,130
7	Old Dominion Freight Line, Inc.	1,025
12	Owens Corning	1,116
39	PACCAR, Inc.	2,908
15	Parker-Hannifin Corp.	3,021
19	Pentair PLC (United Kingdom)	1,359
32	Raytheon Co.	6,686
26	Republic Services, Inc.	1,789
14	Robert Half International, Inc.	810
14	Rockwell Automation, Inc.	2,762
18	Rockwell Collins, Inc.	2,493
11	Rollins, Inc.	543
11	Roper Technologies, Inc.	3,086
19	Sensata Technologies Holding NV(b)	1,069

Schedule of Investments(a)

6	Snap-on, Inc.	$1,028
17	Southwest Airlines Co.	1,034
13	Spirit AeroSystems Holdings, Inc., Class A	1,331
17	Stanley Black & Decker, Inc.	2,826
10	Stericycle, Inc.(b)	754
30	Textron, Inc.	1,760
6	TransDigm Group, Inc.	1,901
17	TransUnion(b)	1,009
88	Union Pacific Corp.	11,748
9	United Continental Holdings, Inc.(b)	610
77	United Parcel Service, Inc., Class B	9,804
9	United Rentals, Inc.(b)	1,630
85	United Technologies Corp.	11,731
18	Verisk Analytics, Inc.(b)	1,801
6	W.W. Grainger, Inc.	1,618
6	WABCO Holdings, Inc.(b)	926
10	Wabtec Corp.	810
30	Waste Connections, Inc.	2,155
49	Waste Management, Inc.	4,333
20	Xylem, Inc.	1,445

		282,250

	Information Technology - 24.6%
69	Accenture PLC, Class A	11,088
80	Activision Blizzard, Inc.	5,930
55	Adobe Systems, Inc.(b)	10,987
89	Advanced Micro Devices, Inc.(b)	1,223
19	Akamai Technologies, Inc.(b)	1,273
5	Alliance Data Systems Corp.	1,283
33	Alphabet, Inc., Class A(b)	39,013
35	Alphabet, Inc., Class C(b)	40,948
34	Amphenol Corp., Class A	3,154
41	Analog Devices, Inc.	3,767
10	ANSYS, Inc.(b)	1,617
574	Apple, Inc.	96,105
120	Applied Materials, Inc.	6,436
5	Arista Networks, Inc.(b)	1,379
10	Arrow Electronics, Inc.(b)	813
22	Autodesk, Inc.(b)	2,544
50	Automatic Data Processing, Inc.	6,182
14	Avnet, Inc.	595
45	Broadcom Ltd.	11,161
13	Broadridge Financial Solutions, Inc.	1,253
35	CA, Inc.	1,255
31	Cadence Design Systems, Inc.(b)	1,391
15	CDK Global, Inc.	1,069
18	CDW Corp.	1,346
557	Cisco Systems, Inc.	23,138
17	Citrix Systems, Inc.(b)	1,577
20	Cognex Corp.	1,247
66	Cognizant Technology Solutions Corp., Class A	5,147
21	CommScope Holding Co., Inc.(b)	811
102	Corning, Inc.	3,184
4	CoStar Group, Inc.(b)	1,384
23	Dell Technologies, Inc., Class V(b)	1,649
32	DXC Technology Co.	3,186
114	eBay, Inc.(b)	4,626
35	Electronic Arts, Inc.(b)	4,444
7	F5 Networks, Inc.(b)	1,012
263	Facebook, Inc., Class A(b)	49,152
37	Fidelity National Information Services, Inc.	3,787
49	First Data Corp., Class A(b)	867
24	Fiserv, Inc.(b)	3,380
10	FleetCor Technologies, Inc.(b)	2,125
59	Flex Ltd.(b)	1,063
15	FLIR Systems, Inc.	768
17	Fortinet, Inc.(b)	783
10	Gartner, Inc.(b)	1,387
17	Global Payments, Inc.	1,900
183	Hewlett Packard Enterprise Co.	3,001
188	HP, Inc.	4,384
8	IAC/InterActiveCorp.(b)	1,160

520	Intel Corp.	$25,033
98	International Business Machines Corp.	16,043
27	Intuit, Inc.	4,533
4	IPG Photonics Corp.(b)	1,008
9	Jack Henry & Associates, Inc.	1,122
42	Juniper Networks, Inc.	1,098
18	KLA-Tencor Corp.	1,976
18	Lam Research Corp.	3,447
16	Leidos Holdings, Inc.	1,066
45	Marvell Technology Group Ltd. (Bermuda)	1,050
104	Mastercard, Inc., Class A	17,576
32	Maxim Integrated Products, Inc.	1,952
5	MercadoLibre, Inc. (Argentina)	1,936
26	Microchip Technology, Inc.	2,476
117	Micron Technology, Inc.(b)	5,115
812	Microsoft Corp.	77,148
18	Motorola Solutions, Inc.	1,790
30	NetApp, Inc.	1,845
67	NVIDIA Corp.	16,469
344	Oracle Corp.	17,747
10	Palo Alto Networks, Inc.(b)	1,579
36	Paychex, Inc.	2,457
127	PayPal Holdings, Inc.(b)	10,836
14	Qorvo, Inc.(b)	1,005
165	QUALCOMM, Inc.	11,261
20	Red Hat, Inc.(b)	2,628
23	Sabre Corp.	478
76	salesforce.com, inc.(b)	8,657
33	Seagate Technology PLC	1,822
19	ServiceNow, Inc.(b)	2,829
21	Skyworks Solutions, Inc.	2,041
16	Splunk, Inc.(b)	1,478
28	Square, Inc., Class A(b)	1,314
19	SS&C Technologies Holdings, Inc.	955
68	Symantec Corp.	1,852
17	Synopsys, Inc.(b)	1,574
12	Take-Two Interactive Software, Inc.(b)	1,520
40	TE Connectivity Ltd.	4,101
111	Texas Instruments, Inc.	12,173
19	Total System Services, Inc.	1,688
28	Trimble, Inc.(b)	1,235
69	Twitter, Inc.(b)	1,781
10	VeriSign, Inc.(b)	1,149
203	Visa, Inc., Class A	25,219
8	VMware, Inc., Class A(b)	990
33	Western Digital Corp.	2,936
52	Western Union Co. (The)	1,081
15	Workday, Inc., Class A(b)	1,798
33	Worldpay, Inc., Class A(b)	2,650
24	Xerox Corp.	819
28	Xilinx, Inc.	2,045
12	Zillow Group, Inc., Class C(b)	534

		691,889

	Materials - 3.0%
24	Air Products & Chemicals, Inc.	4,041
13	Albemarle Corp.	1,451
10	Avery Dennison Corp.	1,227
24	Axalta Coating Systems Ltd.(b)	756
37	Ball Corp.	1,416
16	Celanese Corp., Series A	1,730
26	CF Industries Holdings, Inc.	1,103
20	Chemours Co. (The)	1,032
15	Crown Holdings, Inc.(b)	871
260	DowDuPont, Inc.	19,651
16	Eastman Chemical Co.	1,587
29	Ecolab, Inc.	3,993
15	FMC Corp.	1,370
153	Freeport-McMoRan, Inc.(b)	2,983
9	International Flavors & Fragrances, Inc.	1,353
44	International Paper Co.	2,766
38	LyondellBasell Industries NV, Class A	4,554
7	Martin Marietta Materials, Inc.	1,597

Schedule of Investments(a)

49	Monsanto Co.	$5,968
37	Mosaic Co. (The)	1,010
59	Newmont Mining Corp.	2,390
36	Nucor Corp.	2,411
11	Packaging Corp. of America	1,382
29	PPG Industries, Inc.	3,443
32	Praxair, Inc.	5,168
22	Sealed Air Corp.	1,042
9	Sherwin-Williams Co. (The)	3,754
27	Steel Dynamics, Inc.	1,226
15	Vulcan Materials Co.	2,031
8	W.R. Grace & Co.	590
28	WestRock Co.	1,866

		85,762

	Real Estate - 2.7%
10	Alexandria Real Estate Equities, Inc. REIT	1,297
48	American Tower Corp. REIT	7,090
15	AvalonBay Communities, Inc. REIT	2,556
17	Boston Properties, Inc. REIT	2,103
34	Brixmor Property Group, Inc. REIT	552
11	Camden Property Trust REIT	952
34	CBRE Group, Inc., Class A(b)	1,553
58	Colony Northstar, Inc., Class A REIT	521
45	Crown Castle International Corp. REIT	5,075
23	Digital Realty Trust, Inc. REIT	2,575
40	Duke Realty Corp. REIT	1,056
9	Equinix, Inc. REIT	4,097
41	Equity Residential REIT	2,526
7	Essex Property Trust, Inc. REIT	1,631
14	Extra Space Storage, Inc. REIT	1,169
8	Federal Realty Investment Trust REIT	966
69	GGP, Inc. REIT	1,589
52	HCP, Inc. REIT	1,252
82	Host Hotels & Resorts, Inc. REIT	1,702
29	Invitation Homes, Inc. REIT	652
28	Iron Mountain, Inc. REIT	981
5	Jones Lang LaSalle, Inc.	782
47	Kimco Realty Corp. REIT	748
16	Liberty Property Trust REIT	663
13	Macerich Co. (The) REIT	839
13	Mid-America Apartment Communities, Inc. REIT	1,240
17	National Retail Properties, Inc. REIT	675
59	Prologis, Inc. REIT	3,841
17	Public Storage REIT	3,328
30	Realty Income Corp. REIT	1,596
17	Regency Centers Corp. REIT	1,069
13	SBA Communications Corp. REIT(b)	2,268
35	Simon Property Group, Inc. REIT	5,718
10	SL Green Realty Corp. REIT	1,005
30	UDR, Inc. REIT	1,096
40	Ventas, Inc. REIT	2,239
108	VEREIT, Inc. REIT	778
19	Vornado Realty Trust REIT	1,362
41	Welltower, Inc. REIT	2,459
84	Weyerhaeuser Co. REIT	3,153

		76,754

	Telecommunication Services - 2.0%
680	AT&T, Inc.	25,466
109	CenturyLink, Inc.	1,941
89	Sprint Corp.(b)	475
32	T-Mobile US, Inc.(b)	2,083
455	Verizon Communications, Inc.	24,602
20	Zayo Group Holdings, Inc.(b)	734

		55,301

	Utilities - 2.7%
73	AES Corp. (The)	844
25	Alliant Energy Corp.	994
27	Ameren Corp.	1,529
55	American Electric Power Co., Inc.	3,783
20	American Water Works Co., Inc.	1,663
12	Atmos Energy Corp.	995

46	CenterPoint Energy, Inc.	$1,296
31	CMS Energy Corp.	1,387
34	Consolidated Edison, Inc.	2,732
70	Dominion Energy, Inc.	5,351
20	DTE Energy Co.	2,113
78	Duke Energy Corp.	6,123
36	Edison International	2,251
20	Entergy Corp.	1,574
35	Eversource Energy	2,208
103	Exelon Corp.	3,967
49	FirstEnergy Corp.	1,612
52	NextEra Energy, Inc.	8,238
36	NiSource, Inc.	888
22	OGE Energy Corp.	708
57	PG&E Corp.	2,419
13	Pinnacle West Capital Corp.	1,039
76	PPL Corp.	2,422
56	Public Service Enterprise Group, Inc.	2,905
15	SCANA Corp.	610
27	Sempra Energy	2,890
111	Southern Co. (The)	5,007
19	UGI Corp.	870
29	Vistra Energy Corp.(b)	565
35	WEC Energy Group, Inc.	2,250
16	Westar Energy, Inc.	827
57	Xcel Energy, Inc.	2,601

		74,661

	Total Investments in Securities (Cost $2,501,150) - 99.9%	2,814,136
	Other assets less liabilities - 0.1%	1,810

	Net Assets - 100.0%	$2,815,946

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$1,611	$—	$—	$15	$—	$1,626	$13

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares PureBetaSM MSCI USA Small Cap Portfolio (PBSM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.8%
19	1-800-Flowers.com, Inc., Class A(b)	$198
49	Aaron’s, Inc.	2,004
52	Abercrombie & Fitch Co., Class A	1,077
31	Acushnet Holdings Corp.	665
72	Adient PLC	4,666
46	Adtalem Global Education, Inc.(b)	2,116
40	AMC Entertainment Holdings, Inc., Class A	512
42	AMC Networks, Inc., Class A(b)	2,167
83	American Axle & Manufacturing Holdings, Inc.(b)	1,465
128	American Eagle Outfitters, Inc.	2,304
43	American Outdoor Brands Corp.(b)	513
12	American Public Education, Inc.(b)	305
15	Asbury Automotive Group, Inc.(b)	1,090
111	Ascena Retail Group, Inc.(b)	240
14	At Home Group, Inc.(b)	444
26	Barnes & Noble Education, Inc.(b)	173
44	Barnes & Noble, Inc.	207
54	Bbx Capital Corp., Class A	492
24	Beazer Homes USA, Inc.(b)	445
111	Bed Bath & Beyond, Inc.	2,562
66	Belmond Ltd., Class A (United Kingdom)(b)	851
34	Big Lots, Inc.	2,067
1	Biglari Holdings, Inc.(b)	413
14	BJ’s Restaurants, Inc.	528
76	Bloomin’ Brands, Inc.	1,674
14	Bojangles’, Inc.(b)	171
65	Boyd Gaming Corp.	2,566
44	Bright Horizons Family Solutions, Inc.(b)	4,321
37	Brinker International, Inc.	1,345
68	Brunswick Corp.	4,269
22	Buckle, Inc. (The)	441
12	Buffalo Wild Wings, Inc.(b)	1,884
54	Burlington Stores, Inc.(b)	6,572
3	Cable One, Inc.	2,118
107	Caesars Entertainment Corp.(b)	1,493
60	CalAtlantic Group, Inc.	3,368
33	Caleres, Inc.	978
71	Callaway Golf Co.	1,049
23	Camping World Holdings, Inc., Class A	1,029
9	Capella Education Co.	716
50	Career Education Corp.(b)	620
11	Carriage Services, Inc.	293
26	Carrols Restaurant Group, Inc.(b)	324
37	Carter’s, Inc.	4,451
18	Cato Corp. (The), Class A	214
7	Cavco Industries, Inc.(b)	1,072
14	Century Communities, Inc.(b)	442
35	Cheesecake Factory, Inc. (The)	1,722
68	Chegg, Inc.(b)	1,178
98	Chico’s FAS, Inc.	932
14	Children’s Place, Inc. (The)	2,097
28	Choice Hotels International, Inc.	2,300
11	Churchill Downs, Inc.	2,849
13	Chuy’s Holdings, Inc.(b)	344
80	Cinemark Holdings, Inc.	2,944
11	Citi Trends, Inc.	259
23	Clear Channel Outdoor Holdings, Inc., Class A	112

21	Columbia Sportswear Co.	$1,568
15	Conn’s, Inc.(b)	499
40	Cooper Tire & Rubber Co.	1,564
14	Cooper-Standard Holdings, Inc.(b)	1,744
35	Core-Mark Holding Co., Inc.	773
15	Cracker Barrel Old Country Store, Inc.	2,647
56	Crocs, Inc.(b)	757
110	Dana, Inc.	3,629
32	Dave & Buster’s Entertainment, Inc.(b)	1,504
25	Deckers Outdoor Corp.(b)	2,143
26	Del Taco Restaurants, Inc.(b)	329
68	Delphi Technologies PLC	3,756
53	Denny’s Corp.(b)	794
66	Dick’s Sporting Goods, Inc.	2,076
13	Dillard’s, Inc., Class A	878
13	DineEquity, Inc.	720
24	Dorman Products, Inc.(b)	1,811
50	DSW, Inc., Class A	1,001
14	Duluth Holdings, Inc., Class B(b)	247
71	Dunkin’ Brands Group, Inc.	4,590
40	E.W. Scripps Co. (The), Class A(b)	640
18	El Pollo Loco Holdings, Inc.(b)	181
37	Eldorado Resorts, Inc.(b)	1,278
14	Emerald Expositions Events, Inc.	302
111	Entercom Communications Corp., Class A	1,227
50	Entravision Communications Corp., Class A	347
20	Ethan Allen Interiors, Inc.	497
60	Express, Inc.(b)	419
147	Extended Stay America, Inc.	2,974
20	Fiesta Restaurant Group, Inc.(b)	384
31	Finish Line, Inc. (The), Class A	351
42	Five Below, Inc.(b)	2,727
26	Floor & Decor Holdings, Inc., Class A(b)	1,219
96	Foot Locker, Inc.	4,718
33	Fossil Group, Inc.(b)	263
27	Fox Factory Holding Corp.(b)	1,035
14	FTD Cos., Inc.(b)	82
77	GameStop Corp., Class A	1,294
82	Gannett Co., Inc.	968
15	Genesco, Inc.(b)	523
220	Gentex Corp.	5,210
28	Gentherm, Inc.(b)	896
33	G-III Apparel Group Ltd.(b)	1,233
52	GNC Holdings, Inc., Class A(b)	226
9	Golden Entertainment, Inc.(b)	282
77	GoPro, Inc., Class A(b)	421
4	Graham Holdings Co., Class B	2,378
35	Grand Canyon Education, Inc.(b)	3,255
68	Gray Television, Inc.(b)	1,112
11	Green Brick Partners, Inc.(b)	123
16	Group 1 Automotive, Inc.	1,255
320	Groupon, Inc., Class A(b)	1,693
47	Guess?, Inc.	863
15	Habit Restaurants, Inc. (The), Class A(b)	131
8	Hamilton Beach Brands Holding Co., Class A	206
14	Haverty Furniture Cos., Inc.	312
21	Helen of Troy Ltd.(b)	1,956
13	Hemisphere Media Group, Inc., Class A(b)	139
16	Hibbett Sports, Inc.(b)	362
57	Hilton Grand Vacations, Inc.(b)	2,563
8	Hooker Furniture Corp.	297
79	Houghton Mifflin Harcourt Co.(b)	664
90	Hovnanian Enterprises, Inc., Class A(b)	183
35	Iconix Brand Group, Inc.(b)	44
86	ILG, Inc.	2,701
45	IMAX Corp.(b)	893
17	Installed Building Products, Inc.(b)	1,223
19	International Speedway Corp., Class A	882
21	iRobot Corp.(b)	1,864
236	J.C. Penney Co., Inc.(b)	876

Schedule of Investments(a)

23	Jack in the Box, Inc.	$2,093
35	John Wiley & Sons, Inc., Class A	2,219
26	K12, Inc.(b)	451
58	KB Home	1,828
62	La Quinta Holdings, Inc.(b)	1,236
10	Lands’ End, Inc.(b)	168
24	Laureate Education, Inc., Class A(b)	346
37	La-Z-Boy, Inc.	1,116
19	LCI Industries	2,095
14	LGI Homes, Inc.(b)	948
42	Liberty Expedia Holdings, Inc., Class A(b)	1,969
36	Liberty Latin America Ltd. (Bermuda)(b)	808
92	Liberty Latin America Ltd. (Bermuda)(b)	2,086
8	Liberty Media Corp.-Liberty Braves, Class A(b)	189
26	Liberty Media Corp.-Liberty Braves, Class C(b)	611
55	Liberty TripAdvisor Holdings, Inc., Series A(b)	484
62	Liberty Ventures, Series A(b)	3,654
17	Lindblad Expeditions Holdings, Inc.(b)	158
40	Lions Gate Entertainment Corp., Class A(b)	1,354
77	Lions Gate Entertainment Corp., Class B(b)	2,464
18	Lithia Motors, Inc., Class A	2,249
10	Loral Space & Communications, Inc.(b)	466
22	Lumber Liquidators Holdings, Inc.(b)	615
19	M/I Homes, Inc.(b)	614
15	Madison Square Garden Co. (The), Class A(b)	3,238
14	Marcus Corp. (The)	364
20	MarineMax, Inc.(b)	459
18	Marriott Vacations Worldwide Corp.	2,742
31	MDC Holdings, Inc.	1,045
43	MDC Partners, Inc., Class A(b)	387
30	Meredith Corp.	1,984
29	Meritage Homes Corp.(b)	1,376
93	Michaels Cos., Inc. (The)(b)	2,499
38	Modine Manufacturing Co.(b)	887
9	Monarch Casino & Resort, Inc.(b)	410
25	Monro, Inc.	1,412
14	Motorcar Parts of America, Inc.(b)	381
12	Movado Group, Inc.	367
47	MSG Networks, Inc., Class A(b)	1,128
27	Murphy USA, Inc.(b)	2,303
48	National CineMedia, Inc.	322
23	Nautilus, Inc.(b)	296
41	New Media Investment Group, Inc.	693
98	New York Times Co. (The), Class A	2,279
34	Nexstar Media Group, Inc., Class A	2,553
23	Nutrisystem, Inc.	995
393	Office Depot, Inc.	1,277
37	Ollie’s Bargain Outlet Holdings, Inc.(b)	2,055
12	Overstock.com, Inc.(b)	824
12	Oxford Industries, Inc.	946
21	Papa John’s International, Inc.	1,363
23	Party City Holdco, Inc.(b)	334
66	Penn National Gaming, Inc.(b)	2,106
30	Penske Automotive Group, Inc.	1,566
16	PetMed Express, Inc.	723
18	PICO Holdings, Inc.(b)	236
58	Pier 1 Imports, Inc.	193
41	Pinnacle Entertainment, Inc.(b)	1,324
73	Planet Fitness, Inc., Class A(b)	2,464
47	Playa Hotels & Resorts NV(b)	487
32	Pool Corp.	4,328
18	Potbelly Corp.(b)	218
10	Red Robin Gourmet Burgers, Inc.(b)	527
51	Red Rock Resorts, Inc., Class A	1,771
86	Regal Entertainment Group, Class A	1,968
26	Regis Corp.(b)	414
40	Rent-A-Center, Inc.	433
24	RH(b)	2,256

22	Ruth’s Hospitality Group, Inc.	$521
104	Sally Beauty Holdings, Inc.(b)	1,727
23	Scholastic Corp.	884
41	Scientific Games Corp., Class A(b)	1,913
20	Sears Holdings Corp.(b)	51
52	SeaWorld Entertainment, Inc.(b)	793
144	Service Corp. International	5,756
103	ServiceMaster Global Holdings, Inc.(b)	5,430
16	Shake Shack, Inc., Class A(b)	699
9	Shoe Carnival, Inc.	206
23	Shutterfly, Inc.(b)	1,567
44	Signet Jewelers Ltd.	2,328
59	Sinclair Broadcast Group, Inc., Class A	2,189
56	Six Flags Entertainment Corp.	3,783
102	Skechers U.S.A., Inc., Class A(b)	4,201
32	Sleep Number Corp.(b)	1,204
20	Sonic Automotive, Inc., Class A	431
32	Sonic Corp.	827
28	Sotheby’s(b)	1,477
9	Speedway Motorsports, Inc.	187
16	Standard Motor Products, Inc.	766
41	Steven Madden Ltd.(b)	1,894
20	Stoneridge, Inc.(b)	487
8	Strayer Education, Inc.	740
14	Sturm Ruger & Co., Inc.	741
17	Superior Industries International, Inc.	286
33	Tailored Brands, Inc.	798
78	Taylor Morrison Home Corp., Class A(b)	1,984
155	TEGNA, Inc.	2,243
35	Tempur Sealy International, Inc.(b)	2,087
41	Tenneco, Inc.	2,378
52	Texas Roadhouse, Inc.	3,053
41	Thor Industries, Inc.	5,603
26	Tile Shop Holdings, Inc.	243
28	TopBuild Corp.(b)	2,143
16	Tower International, Inc.	483
121	TRI Pointe Group, Inc.(b)	1,974
61	Tribune Media Co., Class A	2,598
11	tronc, Inc.(b)	224
39	Tupperware Brands Corp.	2,253
12	Unifi, Inc.(b)	427
11	Universal Electronics, Inc.(b)	507
62	Urban Outfitters, Inc.(b)	2,115
15	Vera Bradley, Inc.(b)	139
43	Vista Outdoor, Inc.(b)	651
26	Visteon Corp.(b)	3,382
33	Wayfair, Inc., Class A(b)	3,036
22	Weight Watchers International, Inc.(b)	1,414
150	Wendy’s Co. (The)	2,427
21	Wideopenwest, Inc.(b)	215
21	William Lyon Homes, Class A(b)	570
63	Williams-Sonoma, Inc.	3,227
22	Wingstop, Inc.	1,064
2	Winmark Corp.	268
23	Winnebago Industries, Inc.	1,045
74	Wolverine World Wide, Inc.	2,429
28	World Wrestling Entertainment, Inc., Class A	990
14	Zumiez, Inc.(b)	291

		351,856

	Consumer Staples - 3.5%
21	Andersons, Inc. (The)	716
335	Avon Products, Inc. (United Kingdom)(b)	817
51	B&G Foods, Inc.	1,683
75	Blue Buffalo Pet Products, Inc.(b)	2,548
7	Boston Beer Co., Inc. (The), Class A(b)	1,329
12	Calavo Growers, Inc.	1,044
23	Cal-Maine Foods, Inc.(b)	979
30	Casey’s General Stores, Inc.	3,633
8	Central Garden & Pet Co.(b)	314
27	Central Garden & Pet Co., Class A(b)	1,018
16	Chefs’ Warehouse, Inc. (The)(b)	326

Schedule of Investments(a)

4	Coca-Cola Bottling Co. Consolidated	$810
125	Darling Ingredients, Inc.(b)	2,318
69	Dean Foods Co.	716
42	Edgewell Personal Care Co.(b)	2,371
17	elf Beauty, Inc.(b)	350
47	Energizer Holdings, Inc.	2,736
8	Farmer Brothers Co.(b)	253
143	Flowers Foods, Inc.	2,804
25	Fresh Del Monte Produce, Inc.	1,183
16	Freshpet, Inc.(b)	294
79	Hain Celestial Group, Inc. (The)(b)	3,013
47	Herbalife Ltd.(b)	3,901
91	Hostess Brands, Inc.(b)	1,256
91	HRG Group, Inc.(b)	1,661
9	Ingles Markets, Inc., Class A	302
13	Inter Parfums, Inc.	593
12	J & J Snack Foods Corp.	1,661
6	John B. Sanfilippo & Son, Inc.	376
105	Lamb Weston Holdings, Inc.	6,153
15	Lancaster Colony Corp.	1,926
19	Landec Corp.(b)	250
7	Medifast, Inc.	481
9	MGP Ingredients, Inc.	806
9	National Beverage Corp.	994
41	Nu Skin Enterprises, Inc., Class A	2,945
82	Performance Food Group Co.(b)	2,817
91	Pinnacle Foods, Inc.	5,637
51	Post Holdings, Inc.(b)	3,859
17	PriceSmart, Inc.	1,448
10	Revlon, Inc., Class A(b)	205
811	Rite Aid Corp.(b)	1,768
16	Sanderson Farms, Inc.	2,030
5	Seneca Foods Corp., Class A(b)	158
41	Simply Good Foods Co. (The)(b)	558
22	Smart & Final Stores, Inc.(b)	207
59	Snyder’s-Lance, Inc.	2,949
29	SpartanNash Co.	707
99	Sprouts Farmers Market, Inc.(b)	2,765
29	Supervalu, Inc.(b)	459
15	Tootsie Roll Industries, Inc.	537
44	TreeHouse Foods, Inc.(b)	2,075
39	United Natural Foods, Inc.(b)	1,856
19	Universal Corp.	912
162	US Foods Holding Corp.(b)	5,205
9	USANA Health Sciences, Inc.(b)	672
77	Vector Group Ltd.	1,640
6	Village Super Market, Inc., Class A	141
11	WD-40 Co.	1,361
8	Weis Markets, Inc.	318

		94,844

	Energy - 4.2%
29	Antero Midstream GP LP	611
17	Arch Coal, Inc., Class A	1,530
48	Archrock, Inc.	446
14	Basic Energy Services, Inc.(b)	273
58	Bill Barrett Corp.(b)	298
13	Bonanza Creek Energy, Inc.(b)	364
49	C&j Energy Services, Inc.(b)	1,500
29	California Resources Corp.(b)	613
153	Callon Petroleum Co.(b)	1,737
62	Carrizo Oil & Gas, Inc.(b)	1,247
105	Centennial Resource Development, Inc., Class A(b)	2,143
690	Chesapeake Energy Corp.(b)	2,415
97	Clean Energy Fuels Corp.(b)	152
140	CNX Resources Corp.(b)	1,961
17	Consol Energy, Inc.(b)	551
34	Core Laboratories NV	3,886
13	CVR Energy, Inc.	465
56	Delek US Holdings, Inc.	1,954
303	Denbury Resources, Inc.(b)	736
52	Diamond Offshore Drilling, Inc.(b)	919

29	Dril-Quip, Inc.(b)	$1,498
70	Eclipse Resources Corp.(b)	150
53	Enbridge Energy Management LLC(b)	726
80	Energen Corp.(b)	4,178
48	EnLink Midstream LLC	893
329	Ensco PLC, Class A	1,941
24	Exterran Corp.(b)	693
78	Extraction Oil & Gas, Inc.(b)	1,100
119	Fairmount Santrol Holdings, Inc.(b)	663
51	Forum Energy Technologies, Inc.(b)	862
42	Frank’s International NV	291
31	Gener8 Maritime, Inc.(b)	182
304	Gran Tierra Energy, Inc. (Colombia)(b)	842
29	Green Plains, Inc.	508
125	Gulfport Energy Corp.(b)	1,271
74	Halcon Resources Corp.(b)	591
106	Helix Energy Solutions Group, Inc.(b)	798
11	International Seaways Inc.(b)	184
58	Jagged Peak Energy, Inc.(b)	745
23	Keane Group, Inc.(b)	380
176	Kosmos Energy Ltd. (Ghana)(b)	1,216
120	Laredo Petroleum, Inc.(b)	1,168
6	Mammoth Energy Services, Inc.(b)	138
74	Matador Resources Co.(b)	2,398
20	Matrix Service Co.(b)	358
215	McDermott International, Inc.(b)	1,888
9	Midstates Petroleum Co., Inc.(b)	148
127	Murphy Oil Corp.	4,077
287	Nabors Industries Ltd.	2,250
10	Natural Gas Services Group, Inc.(b)	276
8	Ncs Multistage Holdings, Inc.(b)	131
67	Newpark Resources, Inc.(b)	610
186	Noble Corp. PLC(b)	872
217	Oasis Petroleum, Inc.(b)	1,879
75	Oceaneering International, Inc.	1,551
39	Oil States International, Inc.(b)	1,248
17	Par Pacific Holdings, Inc.(b)	310
162	Patterson-UTI Energy, Inc.	3,826
84	PBF Energy, Inc., Class A	2,716
43	PDC Energy, Inc.(b)	2,230
70	Peabody Energy Corp.(b)	2,829
39	Propetro Holding Corp.(b)	729
183	QEP Resources, Inc.(b)	1,713
26	Renewable Energy Group, Inc.(b)	278
14	Resolute Energy Corp.(b)	475
5	REX American Resources Corp.(b)	408
10	RigNet, Inc.(b)	165
39	Ring Energy, Inc.(b)	538
91	Rowan Cos. PLC, Class A(b)	1,340
50	RPC, Inc.	1,010
91	RSP Permian, Inc.(b)	3,611
56	Sanchez Energy Corp.(b)	277
24	Sandridge Energy, Inc.(b)	429
13	SEACOR Holdings, Inc.(b)	606
21	Select Energy Services, Inc., Class A(b)	376
50	SemGroup Corp., Class A	1,433
76	SM Energy Co.	1,775
385	Southwestern Energy Co.(b)	1,632
194	SRC Energy, Inc.(b)	1,930
16	Stone Energy Corp.(b)	578
116	Superior Energy Services, Inc.(b)	1,212
40	Tallgrass Energy GP LP, Class A	979
46	Tellurian, Inc.(b)	522
88	TETRA Technologies, Inc.(b)	338
328	Transocean Ltd.(b)	3,539
153	Ultra Petroleum Corp.(b)	1,068
40	Unit Corp.(b)	969
62	US Silica Holdings, Inc.	2,064
769	Weatherford International PLC(b)	3,030
69	Whiting Petroleum Corp.(b)	1,926
18	Wildhorse Resource Development Corp.(b)	321
53	World Fuel Services Corp.	1,478
303	WPX Energy, Inc.(b)	4,463

		115,628

Schedule of Investments(a)

	Financials - 16.1%
14	1st Source Corp.	$732
11	Access National Corp.	320
21	AG Mortgage Investment Trust, Inc. REIT	366
9	Allegiance Bancshares, Inc.(b)	364
34	Ambac Financial Group, Inc.(b)	551
64	American Equity Investment Life Holding Co.	2,112
11	American National Insurance Co.	1,390
28	Ameris Bancorp	1,499
15	AMERISAFE, Inc.	911
102	AmTrust Financial Services, Inc.	1,369
73	Anworth Mortgage Asset Corp. REIT	355
79	Apollo Commercial Real Estate Finance, Inc. REIT	1,435
37	Arbor Realty Trust, Inc. REIT	302
23	Argo Group International Holdings Ltd.	1,410
18	Arlington Asset Investment Corp., Class A	189
32	ARMOUR Residential REIT, Inc. REIT	749
9	Arrow Financial Corp.	295
36	Artisan Partners Asset Management, Inc., Class A	1,409
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,718
132	Associated Banc-Corp.	3,267
4	Associated Capital Group, Inc., Class A	139
93	Assured Guaranty Ltd.	3,310
19	Atlantic Capital Bancshares, Inc.(b)	339
7	Baldwin & Lyons, Inc., Class B	161
32	Banc of California, Inc.	630
13	BancFirst Corp.	725
42	Bancorp, Inc. (The)(b)	444
63	BancorpSouth Bank	2,114
33	Bank of Hawaii Corp.	2,761
93	Bank of The Ozarks	4,645
82	BankUnited, Inc.	3,365
24	Banner Corp.	1,304
12	Bar Harbor Bankshares	336
52	Beneficial Bancorp, Inc.	845
29	Berkshire Hills Bancorp, Inc.	1,101
162	BGC Partners, Inc., Class A	2,318
80	Blackstone Mortgage Trust, Inc., Class A REIT	2,480
18	Blue Hills Bancorp, Inc.	347
43	BofI Holding, Inc.(b)	1,547
15	BOK Financial Corp.	1,450
64	Boston Private Financial Holdings, Inc.	986
12	Bridge Bancorp, Inc.	412
58	Brookline Bancorp, Inc.	928
91	Brown & Brown, Inc.	4,776
13	Bryn Mawr Bank Corp.	584
12	Camden National Corp.	510
62	Cannae Holdings, Inc.(b)	1,079
100	Capitol Federal Financial, Inc.	1,308
73	Capstead Mortgage Corp. REIT	599
15	Carolina Financial Corp.	619
58	Cathay General Bancorp	2,537
55	CenterState Bank Corp.	1,429
23	Central Pacific Financial Corp.	680
54	Chemical Financial Corp.	3,154
129	Chimera Investment Corp. REIT	2,192
35	Citizens, Inc.(b)	278
12	City Holding Co.	826
131	CNO Financial Group, Inc.	3,221
28	CoBiz Financial, Inc.	562
16	Cohen & Steers, Inc.	652
56	Columbia Banking System, Inc.	2,412
78	Commerce Bancshares, Inc.	4,564
39	Community Bank System, Inc.	2,079
12	Community Trust Bancorp, Inc.	568
23	ConnectOne Bancorp, Inc.	670

19	Cowen, Inc., Class A(b)	$246
13	Crawford & Co., Class A	111
6	Credit Acceptance Corp.(b)	1,978
47	Cullen/Frost Bankers, Inc.	5,001
22	Customers Bancorp, Inc.(b)	674
80	CVB Financial Corp.	1,872
115	CYS Investments, Inc. REIT	775
3	Diamond Hill Investment Group, Inc.	631
24	Dime Community Bancshares, Inc.	456
9	Donegal Group, Inc., Class A	158
25	Donnelley Financial Solutions, Inc.(b)	536
35	Dynex Capital, Inc. REIT	227
25	Eagle Bancorp, Inc.(b)	1,575
7	EMC Insurance Group, Inc.	198
25	Employers Holdings, Inc.	1,060
19	Encore Capital Group, Inc.(b)	788
20	Enova International, Inc.(b)	358
9	Enstar Group Ltd. (Bermuda)(b)	1,868
18	Enterprise Financial Services Corp.	876
20	Erie Indemnity Co., Class A	2,375
64	Essent Group Ltd.(b)	2,977
32	Evercore, Inc., Class A	3,218
39	EZCORP, Inc., Class A(b)	460
246	F.N.B. Corp.	3,530
31	FactSet Research Systems, Inc.	6,221
5	FB Financial Corp.(b)	211
9	FBL Financial Group, Inc., Class A	626
31	FCB Financial Holdings, Inc., Class A(b)	1,699
7	Federal Agricultural Mortgage Corp., Class C	562
70	Federated Investors, Inc., Class B	2,428
17	Fidelity Southern Corp.	407
48	Financial Engines, Inc.	1,366
10	Financial Institutions, Inc.	311
85	First American Financial Corp.	5,021
147	First BanCorp/Puerto Rico(b)	882
20	First Bancorp/Southern Pines NC	728
29	First Busey Corp.	898
6	First Citizens BancShares, Inc., Class A	2,552
74	First Commonwealth Financial Corp.	1,071
11	First Community Bancshares, Inc.	304
8	First Defiance Financial Corp.	444
47	First Financial Bancorp	1,339
40	First Financial Bankshares, Inc.	1,858
7	First Financial Corp.	324
32	First Foundation, Inc.(b)	622
42	First Hawaiian, Inc.	1,214
239	First Horizon National Corp.	4,747
20	First Interstate BancSystem, Inc., Class A	837
44	First Merchants Corp.	1,899
6	First Mid-Illinois Bancshares, Inc.	231
88	First Midwest Bancorp, Inc.	2,188
16	First of Long Island Corp. (The)	450
37	Firstcash, Inc.	2,705
17	Flagstar Bancorp, Inc.(b)	633
21	Flushing Financial Corp.	591
9	Franklin Financial Network, Inc.(b)	290
133	Fulton Financial Corp.	2,421
3	GAMCO Investors, Inc., Class A	88
379	Genworth Financial, Inc., Class A(b)	1,160
17	German American Bancorp, Inc.	590
59	Glacier Bancorp, Inc.	2,314
7	Global Indemnity Ltd., Class A (Cayman Islands)(b)	296
27	Granite Point Mortgage Trust, Inc. REIT	465
8	Great Southern Bancorp, Inc.	406
45	Great Western Bancorp, Inc.	1,897
17	Green Bancorp, Inc.(b)	405
31	Green Dot Corp., Class A(b)	1,899
19	Greenhill & Co., Inc.	352
22	Greenlight Capital Re Ltd., Class A(b)	446
18	Guaranty Bancorp	510

Schedule of Investments(a)

65	Hancock Holding Co.	$3,490
25	Hanmi Financial Corp.	787
39	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	848
33	Hanover Insurance Group, Inc. (The)	3,734
11	HarborOne Bancorp, Inc.(b)	203
6	HCI Group, Inc.	210
21	Heartland Financial USA, Inc.	1,116
27	Heritage Commerce Corp.	432
23	Heritage Financial Corp.	708
20	Heritage Insurance Holdings, Inc.	341
60	Hilltop Holdings, Inc.	1,571
119	Home BancShares, Inc.	2,857
21	HomeStreet, Inc.(b)	618
14	HomeTrust Bancshares, Inc.(b)	355
98	Hope Bancorp, Inc.	1,866
31	Horace Mann Educators Corp.	1,280
18	Horizon Bancorp	548
20	Houlihan Lokey, Inc., Class A	954
44	IBERIABANK Corp.	3,718
21	Independent Bank Corp./MA	1,498
16	Independent Bank Corp./MI	369
12	Independent Bank Group, Inc.	861
9	Infinity Property & Casualty Corp.	911
54	Interactive Brokers Group, Inc., Class A	3,455
43	International Bancshares Corp.	1,784
12	INTL FCStone, Inc.(b)	522
85	Invesco Mortgage Capital, Inc. REIT(c)	1,380
24	Investment Technology Group, Inc.	513
201	Investors Bancorp, Inc.	2,752
22	James River Group Holdings Ltd.	836
149	Janus Henderson Group PLC (United Kingdom)	5,868
62	Kearny Financial Corp.	856
32	Kemper Corp.	2,075
14	Kinsale Capital Group, Inc.	668
10	KKR Real Estate Finance Trust, Inc.	194
72	Ladder Capital Corp., Class A REIT	1,042
82	Ladenburg Thalmann Financial Services, Inc.	255
34	Lakeland Bancorp, Inc.	683
18	Lakeland Financial Corp.	865
33	LegacyTexas Financial Group, Inc.	1,453
75	Legg Mason, Inc.	3,197
230	LendingClub Corp.(b)	842
6	LendingTree, Inc.(b)	2,207
30	Live Oak Bancshares, Inc.	807
62	LPL Financial Holdings, Inc.	3,699
56	Maiden Holdings Ltd.	395
19	MainSource Financial Group, Inc.	748
29	MarketAxess Holdings, Inc.	5,690
61	MB Financial, Inc.	2,610
93	MBIA, Inc.(b)	683
12	Mercantile Bank Corp.	419
21	Mercury General Corp.	1,028
39	Meridian Bancorp, Inc.	798
7	Meta Financial Group, Inc.	819
299	MFA Financial, Inc. REIT	2,141
283	MGIC Investment Corp.(b)	4,194
11	Midland States Bancorp, Inc.	353
26	Moelis & Co., Class A	1,344
15	Morningstar, Inc.	1,442
35	MTGE Investment Corp. REIT	595
20	National Bank Holdings Corp., Class A	665
9	National Commerce Corp.(b)	408
40	National General Holdings Corp.	801
2	National Western Life Group, Inc., Class A	648
22	Nationstar Mortgage Holdings, Inc.(b)	390
212	Navient Corp.	3,021
18	Navigators Group, Inc. (The)	875
33	NBT Bancorp, Inc.	1,218
17	Nelnet, Inc., Class A	886

257	New Residential Investment Corp. REIT	$4,444
85	New York Mortgage Trust, Inc. REIT	485
7	Nicolet Bankshares, Inc.(b)	380
41	NMI Holdings, Inc., Class A(b)	752
33	Northfield Bancorp, Inc.	554
74	Northwest Bancshares, Inc.	1,247
21	OceanFirst Financial Corp.	555
76	Ocwen Financial Corp.(b)	256
33	OFG Bancorp	376
103	Old National Bancorp	1,782
191	Old Republic International Corp.	4,105
61	OM Asset Management PLC	1,091
30	On Deck Capital, Inc.(b)	135
61	OneMain Holdings, Inc.(b)	1,995
17	Opus Bank	461
30	Oritani Financial Corp.	501
32	Pacific Premier Bancorp, Inc.(b)	1,304
99	PacWest Bancorp	5,191
11	Park National Corp.	1,155
11	Peapack-Gladstone Financial Corp.	391
51	PennyMac Mortgage Investment Trust REIT	836
12	Peoples Bancorp, Inc.	427
11	People’s Utah Bancorp	348
25	PHH Corp.(b)	224
55	Pinnacle Financial Partners, Inc.	3,482
11	Piper Jaffray Cos.	1,015
13	PJT Partners, Inc., Class A	616
78	Popular, Inc.	3,170
35	PRA Group, Inc.(b)	1,251
10	Preferred Bank	644
35	Primerica, Inc.	3,535
41	ProAssurance Corp.	2,243
51	Prosperity Bancshares, Inc.	3,866
48	Provident Financial Services, Inc.	1,263
12	Pzena Investment Management, Inc., Class A	150
10	QCR Holdings, Inc.	439
164	Radian Group, Inc.	3,619
58	Redwood Trust, Inc. REIT	864
44	Renasant Corp.	1,895
8	Republic Bancorp, Inc., Class A	308
35	Republic First Bancorp, Inc.(b)	310
23	Resource Capital Corp. REIT	218
29	RLI Corp.	1,864
27	S&T Bancorp, Inc.	1,090
11	Safety Insurance Group, Inc.	854
27	Sandy Spring Bancorp, Inc.	1,021
28	Seacoast Banking Corp. of Florida(b)	722
45	Selective Insurance Group, Inc.	2,621
34	ServisFirst Bancshares, Inc.	1,442
29	Simmons First National Corp., Class A	1,707
329	SLM Corp.(b)	3,764
31	South State Corp.	2,747
21	Southside Bancshares, Inc.	721
199	Starwood Property Trust, Inc. REIT	4,058
13	State Auto Financial Corp.	387
28	State Bank Financial Corp.	854
165	Sterling Bancorp	4,084
14	Stewart Information Services Corp.	623
52	Stifel Financial Corp.	3,511
16	Stock Yards Bancorp, Inc.	575
13	Sutherland Asset Management Corp. REIT	189
94	Synovus Financial Corp.	4,737
124	TCF Financial Corp.	2,660
38	Texas Capital Bancshares, Inc.(b)	3,602
5	Texas Pacific Land Trust	2,685
43	TFS Financial Corp.	629
72	Third Point Reinsurance Ltd. (Bermuda)(b)	1,026
11	Tompkins Financial Corp.	906
50	TowneBank	1,528
10	Tpg RE Finance Trust, Inc. REIT	188

Schedule of Investments(a)

16	TriCo Bancshares	$592
17	TriState Capital Holdings, Inc.(b)	409
14	Triumph Bancorp, Inc.(b)	539
15	Trupanion, Inc.(b)	524
73	TrustCo Bank Corp. NY	628
52	Trustmark Corp.	1,653
133	Two Harbors Investment Corp. REIT	1,962
33	UMB Financial Corp.	2,514
168	Umpqua Holdings Corp.	3,637
38	Union Bankshares Corp.	1,435
76	United Bankshares, Inc.	2,797
56	United Community Banks, Inc.	1,774
39	United Financial Bancorp, Inc.	654
16	United Fire Group, Inc.	694
19	United Insurance Holdings Corp.	367
25	Universal Insurance Holdings, Inc.	735
20	Univest Corp. of Pennsylvania	560
61	Validus Holdings Ltd.	4,130
246	Valley National Bancorp	3,092
13	Veritex Holdings, Inc.(b)	371
37	Virtu Financial, Inc., Class A	707
6	Virtus Investment Partners, Inc.	768
63	Waddell & Reed Financial, Inc., Class A	1,449
23	Walker & Dunlop, Inc.(b)	1,068
68	Washington Federal, Inc.	2,441
12	Washington Trust Bancorp, Inc.	646
19	Waterstone Financial, Inc.	325
71	Webster Financial Corp.	4,020
35	WesBanco, Inc.	1,435
20	Westamerica Bancorporation	1,187
77	Western Alliance Bancorp(b)	4,517
32	Western Asset Mortgage Capital Corp. REIT	299
6	Westwood Holdings Group, Inc.	393
3	White Mountains Insurance Group Ltd.	2,520
43	Wintrust Financial Corp.	3,694
88	WisdomTree Investments, Inc.	1,020
5	World Acceptance Corp.(b)	590
24	WSFS Financial Corp.	1,226

		443,034

	Health Care - 13.5%
18	Abaxis, Inc.	1,290
23	Abeona Therapeutics, Inc.(b)	351
32	ABIOMED, Inc.(b)	7,520
57	Acadia Healthcare Co., Inc.(b)	1,943
75	ACADIA Pharmaceuticals, Inc.(b)	2,243
25	Accelerate Diagnostics, Inc.(b)	722
29	Acceleron Pharma, Inc.(b)	1,204
63	Accuray, Inc.(b)	356
23	Aceto Corp.	253
20	Achaogen, Inc.(b)	219
73	Achillion Pharmaceuticals, Inc.(b)	193
18	Aclaris Therapeutics, Inc.(b)	398
36	Acorda Therapeutics, Inc.(b)	934
24	Aduro Biotech, Inc.(b)	151
23	Aerie Pharmaceuticals, Inc.(b)	1,262
68	Agenus, Inc.(b)	245
39	Agios Pharmaceuticals, Inc.(b)	3,072
17	Aimmune Therapeutics, Inc.(b)	599
13	Akcea Therapeutics, Inc.(b)	281
30	Akebia Therapeutics, Inc.(b)	443
71	Akorn, Inc.(b)	2,288
45	Alder Biopharmaceuticals, Inc.(b)	637
131	Allscripts Healthcare Solutions, Inc.(b)	1,953
9	Almost Family, Inc.(b)	513
27	AMAG Pharmaceuticals, Inc.(b)	387
22	Amedisys, Inc.(b)	1,180
9	American Renal Associates Holdings, Inc.(b)	170
110	Amicus Therapeutics, Inc.(b)	1,784
37	AMN Healthcare Services, Inc.(b)	1,985
28	Amphastar Pharmaceuticals, Inc.(b)	522

10	Analogic Corp.	$829
9	Anaptysbio, Inc.(b)	949
27	AngioDynamics, Inc.(b)	470
6	ANI Pharmaceuticals, Inc.(b)	403
11	Anika Therapeutics, Inc.(b)	734
29	Arena Pharmaceuticals, Inc.(b)	1,085
139	Array BioPharma, Inc.(b)	2,060
13	Assembly Biosciences, Inc.(b)	613
23	Atara Biotherapeutics, Inc.(b)	869
31	athenahealth, Inc.(b)	3,885
24	AtriCure, Inc.(b)	391
1	Atrion Corp.	575
15	Audentes Therapeutics, Inc.(b)	527
22	Avexis, Inc.(b)	2,722
22	AxoGen, Inc.(b)	612
24	Axovant Sciences Ltd.(b)	49
19	Bellicum Pharmaceuticals, Inc.(b)	116
73	BioCryst Pharmaceuticals, Inc.(b)	329
7	Biohaven Pharmaceutical Holding Co., Ltd.(b)	242
16	Bio-Rad Laboratories, Inc., Class A(b)	4,136
29	Bio-Techne Corp.	4,068
24	BioTelemetry, Inc.(b)	820
69	BioTime, Inc.(b)	201
79	Bioverativ, Inc.(b)	8,142
37	Bluebird Bio, Inc.(b)	7,581
29	Blueprint Medicines Corp.(b)	2,281
141	Brookdale Senior Living, Inc.(b)	1,340
85	Bruker Corp.	3,027
21	Calithera Biosciences, Inc.(b)	168
25	Cambrex Corp.(b)	1,409
29	Cantel Medical Corp.	3,217
18	Capital Senior Living Corp.(b)	203
20	Cara Therapeutics, Inc.(b)	293
25	Cardiovascular Systems, Inc.(b)	618
49	Castlight Health, Inc., Class B(b)	181
101	Catalent, Inc.(b)	4,701
95	Celldex Therapeutics, Inc.(b)	262
80	Cerus Corp.(b)	354
37	Charles River Laboratories International, Inc.(b)	3,901
13	Chemed Corp.	3,387
11	Civitas Solutions, Inc.(b)	193
35	Clovis Oncology, Inc.(b)	2,118
25	Coherus Biosciences, Inc.(b)	253
15	Collegium Pharmaceutical, Inc.(b)	358
87	Community Health Systems, Inc.(b)	492
9	Computer Programs & Systems, Inc.	270
11	Concert Pharmaceuticals, Inc.(b)	221
19	CONMED Corp.	1,098
64	Corcept Therapeutics, Inc.(b)	1,473
8	CorVel Corp.(b)	413
32	Cotiviti Holdings, Inc.(b)	1,120
28	Cross Country Healthcare, Inc.(b)	392
23	CryoLife, Inc.(b)	434
11	Cutera, Inc.(b)	546
30	Cytokinetics, Inc.(b)	276
15	CytomX Therapeutics, Inc.(b)	401
43	Depomed, Inc.(b)	316
24	Dermira, Inc.(b)	684
67	DexCom, Inc.(b)	3,899
36	Diplomat Pharmacy, Inc.(b)	972
45	Dynavax Technologies Corp.(b)	725
7	Eagle Pharmaceuticals, Inc.(b)	418
19	Editas Medicine, Inc.(b)	694
28	Emergent Biosolutions, Inc.(b)	1,366
11	Enanta Pharmaceuticals, Inc.(b)	934
81	Encompass Health Corp.	4,287
152	Endo International PLC(b)	1,050
60	Endologix, Inc.(b)	248
37	Ensign Group, Inc. (The)	852
8	Entellus Medical, Inc.(b)	192

Schedule of Investments(a)

36	Epizyme, Inc.(b)	$581
16	Esperion Therapeutics, Inc.(b)	1,160
45	Evolent Health, Inc., Class A(b)	635
96	Exact Sciences Corp.(b)	4,772
8	Exactech, Inc.(b)	401
223	Exelixis, Inc.(b)	6,759
52	FibroGen, Inc.(b)	3,045
22	Five Prime Therapeutics, Inc.(b)	440
22	Flexion Therapeutics, Inc.(b)	497
11	Foundation Medicine, Inc.(b)	763
6	G1 Therapeutics, Inc.(b)	143
39	GenMark Diagnostics, Inc.(b)	212
16	Genomic Health, Inc.(b)	531
121	Geron Corp.(b)	296
12	Glaukos Corp.(b)	360
34	Global Blood Therapeutics, Inc.(b)	1,969
55	Globus Medical, Inc., Class A(b)	2,532
40	Haemonetics Corp.(b)	2,586
96	Halozyme Therapeutics, Inc.(b)	1,793
36	Halyard Health, Inc.(b)	1,757
39	HealthEquity, Inc.(b)	1,974
21	HealthStream, Inc.(b)	494
49	Heron Therapeutics, Inc.(b)	1,061
5	Heska Corp.(b)	390
51	Hill-Rom Holdings, Inc.	4,352
64	HMS Holdings Corp.(b)	1,096
124	Horizon Pharma PLC(b)	1,804
13	ICU Medical, Inc.(b)	2,976
30	Ignyta, Inc.(b)	807
75	ImmunoGen, Inc.(b)	689
71	Immunomedics, Inc.(b)	1,184
53	Impax Laboratories, Inc.(b)	1,031
58	Innoviva, Inc.(b)	846
14	Inogen, Inc.(b)	1,706
43	Inovalon Holdings, Inc., Class A(b)	559
65	Inovio Pharmaceuticals, Inc.(b)	296
54	Insmed, Inc.(b)	1,374
44	Insulet Corp.(b)	3,367
16	Insys Therapeutics, Inc.(b)	151
22	Integer Holdings Corp.(b)	1,103
53	Integra LifeSciences Holdings Corp.(b)	2,791
17	Intellia Therapeutics, Inc.(b)	437
14	Intercept Pharmaceuticals, Inc.(b)	869
20	Intersect ENT, Inc.(b)	747
32	Intra-Cellular Therapies, Inc.(b)	545
45	Intrexon Corp.(b)	585
24	Invacare Corp.	442
42	Invitae Corp.(b)	289
98	Ionis Pharmaceuticals, Inc.(b)	5,147
42	Iovance Biotherapeutics, Inc.(b)	653
7	iRhythm Technologies, Inc.(b)	417
97	Ironwood Pharmaceuticals, Inc., Class A(b)	1,437
26	Jounce Therapeutics, Inc.(b)	629
61	Juno Therapeutics, Inc.(b)	5,234
26	K2M Group Holdings, Inc.(b)	548
27	Karyopharm Therapeutics, Inc.(b)	319
62	Keryx Biopharmaceuticals, Inc.(b)	287
65	Kindred Healthcare, Inc.	598
13	La Jolla Pharmaceutical Co.(b)	445
21	Lannett Co., Inc.(b)	427
21	Lantheus Holdings, Inc.(b)	483
11	LeMaitre Vascular, Inc.	383
36	Lexicon Pharmaceuticals, Inc.(b)	395
13	LHC Group, Inc.(b)	816
31	LifePoint Health, Inc.(b)	1,533
16	Ligand Pharmaceuticals, Inc.(b)	2,522
32	LivaNova PLC(b)	2,738
16	Loxo Oncology, Inc.(b)	1,624
30	Luminex Corp.	606
25	MacroGenics, Inc.(b)	564
6	Madrigal Pharmaceuticals, Inc.(b)	891
18	Magellan Health, Inc.(b)	1,793

75	Mallinckrodt PLC(b)	$1,355
41	Masimo Corp.(b)	3,864
55	Medicines Co. (The)(b)	1,822
45	Medidata Solutions, Inc.(b)	3,065
73	MEDNAX, Inc.(b)	3,855
6	Medpace Holdings, Inc.(b)	220
32	Meridian Bioscience, Inc.	501
38	Merit Medical Systems, Inc.(b)	1,765
80	MiMedx Group, Inc.(b)	1,340
24	Minerva Neurosciences, Inc.(b)	154
33	Molina Healthcare, Inc.(b)	3,015
53	Momenta Pharmaceuticals, Inc.(b)	901
16	MyoKardia, Inc.(b)	826
11	Myovant Sciences Ltd.(b)	154
52	Myriad Genetics, Inc.(b)	1,918
20	Natera, Inc.(b)	208
8	National Healthcare Corp.	499
7	National Research Corp., Class A	264
25	Natus Medical, Inc.(b)	776
122	Nektar Therapeutics, Class A(b)	10,200
38	Neogen Corp.(b)	2,243
45	NeoGenomics, Inc.(b)	347
68	Neurocrine Biosciences, Inc.(b)	5,812
18	Nevro Corp.(b)	1,445
21	NewLink Genetics Corp.(b)	173
214	Novavax, Inc.(b)	432
33	Novocure Ltd.(b)	741
39	NuVasive, Inc.(b)	1,906
50	NxStage Medical, Inc.(b)	1,252
34	Omeros Corp.(b)	550
28	Omnicell, Inc.(b)	1,373
256	OPKO Health, Inc.(b)	1,142
44	OraSure Technologies, Inc.(b)	957
14	Orthofix International NV(b)	804
46	Owens & Minor, Inc.	969
74	Pacific Biosciences of California, Inc.(b)	210
31	Pacira Pharmaceuticals, Inc.(b)	1,128
16	Paratek Pharmaceuticals, Inc.(b)	244
67	Patterson Cos., Inc.	2,405
116	PDL BioPharma, Inc.(b)	320
22	Penumbra, Inc.(b)	2,191
86	PerkinElmer, Inc.	6,894
14	Phibro Animal Health Corp., Class A	477
49	Portola Pharmaceuticals, Inc.(b)	2,514
39	PRA Health Sciences, Inc.(b)	3,551
39	Premier, Inc., Class A(b)	1,266
40	Prestige Brands Holdings, Inc.(b)	1,673
53	Progenics Pharmaceuticals, Inc.(b)	310
29	Prothena Corp. PLC (Ireland)(b)	1,212
9	Providence Service Corp. (The)(b)	579
30	PTC Therapeutics, Inc.(b)	789
23	Puma Biotechnology, Inc.(b)	1,538
36	Quality Systems, Inc.(b)	468
22	Quidel Corp.(b)	1,007
6	Ra Pharmaceuticals, Inc.(b)	44
25	Radius Health, Inc.(b)	942
29	RadNet, Inc.(b)	294
9	Reata Pharmaceuticals, Inc., Class A(b)	257
20	REGENXBIO, Inc.(b)	536
28	Repligen Corp.(b)	990
28	Retrophin, Inc.(b)	669
24	Revance Therapeutics, Inc.(b)	775
107	Rigel Pharmaceuticals, Inc.(b)	428
38	Rockwell Medical, Inc.(b)	212
31	Sage Therapeutics, Inc.(b)	5,884
62	Sangamo Therapeutics, Inc.(b)	1,293
52	Sarepta Therapeutics, Inc.(b)	3,408
81	Select Medical Holdings Corp.(b)	1,434
15	Seres Therapeutics, Inc.(b)	152
23	Spark Therapeutics, Inc.(b)	1,289
79	Spectrum Pharmaceuticals, Inc.(b)	1,702
22	STAAR Surgical Co.(b)	345

Schedule of Investments(a)

67	STERIS PLC	$6,092
19	Sucampo Pharmaceuticals, Inc., Class A(b)	341
38	Supernus Pharmaceuticals, Inc.(b)	1,484
15	Surgery Partners, Inc.(b)	233
10	SurModics, Inc.(b)	293
44	Syneos Health, Inc., Class A(b)	1,687
171	Synergy Pharmaceuticals, Inc.(b)	373
11	Tactile Systems Technology, Inc.(b)	347
38	Teladoc, Inc.(b)	1,421
32	Teligent, Inc.(b)	98
76	Tenet Healthcare Corp.(b)	1,435
41	TG Therapeutics, Inc.(b)	472
130	TherapeuticsMD, Inc.(b)	764
32	Theravance Biopharma, Inc. (Cayman Islands)(b)	846
27	Tivity Health, Inc.(b)	1,046
18	Triple-S Management Corp., Class B(b)	414
10	U.S. Physical Therapy, Inc.	760
31	Ultragenyx Pharmaceutical, Inc.(b)	1,654
32	Vanda Pharmaceuticals, Inc.(b)	507
29	Varex Imaging Corp.(b)	1,232
19	Vocera Communications, Inc.(b)	557
13	Voyager Therapeutics, Inc.(b)	268
8	WaVe Life Sciences Ltd.(b)	320
35	WellCare Health Plans, Inc.(b)	7,363
56	West Pharmaceutical Services, Inc.	5,611
75	Wright Medical Group NV(b)	1,706
30	Xencor, Inc.(b)	683
97	ZIOPHARM Oncology, Inc.(b)	382
23	Zogenix, Inc.(b)	836

		370,732

	Industrials - 14.9%
33	AAON, Inc.	1,201
25	AAR Corp.	1,012
43	ABM Industries, Inc.	1,635
83	ACCO Brands Corp.(b)	984
46	Actuant Corp., Class A	1,138
36	Advanced Disposal Services, Inc.(b)	877
29	Advanced Drainage Systems, Inc.	716
122	AECOM(b)	4,771
26	Aegion Corp.(b)	652
49	Aerojet Rocketdyne Holdings, Inc.(b)	1,347
16	Aerovironment, Inc.(b)	822
75	Air Lease Corp.	3,646
11	Air Transport Services Group, Inc.(b)	273
42	Aircastle Ltd.	992
8	Alamo Group, Inc.	920
22	Albany International Corp., Class A	1,396
3	Allegiant Travel Co.	478
105	Allison Transmission Holdings, Inc.	4,645
23	Altra Industrial Motion Corp.	1,205
6	American Railcar Industries, Inc.	235
11	American Woodmark Corp.(b)	1,494
22	Apogee Enterprises, Inc.	1,001
30	Applied Industrial Technologies, Inc.	2,212
19	ArcBest Corp.	675
11	Argan, Inc.	480
16	Armstrong Flooring, Inc.(b)	248
31	Armstrong World Industries, Inc.(b)	1,944
15	Astec Industries, Inc.	936
16	Astronics Corp.(b)	714
24	Atkore International Group, Inc.(b)	561
5	Atlas Air Worldwide Holdings, Inc.(b)	281
58	Avis Budget Group, Inc.(b)	2,608
40	Axon Enterprise, Inc.(b)	1,058
20	AZZ, Inc.	910
39	Barnes Group, Inc.	2,566
51	Beacon Roofing Supply, Inc.(b)	3,085
46	BMC Stock Holdings, Inc.(b)	1,030
36	Brady Corp., Class A	1,377
32	Briggs & Stratton Corp.	774
35	Brink’s Co. (The)	2,919

85	Builders FirstSource, Inc.(b)	$1,821
73	BWX Technologies, Inc.	4,631
12	CAI International, Inc.(b)	339
51	Carlisle Cos., Inc.	5,825
29	Casella Waste Systems, Inc., Class A(b)	742
39	CBIZ, Inc.(b)	643
22	Chart Industries, Inc.(b)	1,091
76	Chicago Bridge & Iron Co. NV	1,586
11	CIRCOR International, Inc.	583
42	Clean Harbors, Inc.(b)	2,324
70	Colfax Corp.(b)	2,801
15	Columbus McKinnon Corp.	614
28	Comfort Systems USA, Inc.	1,193
30	Continental Building Products, Inc.(b)	853
157	Copart, Inc.(b)	6,919
90	Covanta Holding Corp.	1,471
9	Covenant Transportation Group, Inc., Class A(b)	264
37	Crane Co.	3,698
12	CSW Industrials, Inc.(b)	575
20	Cubic Corp.	1,161
32	Curtiss-Wright Corp.	4,181
21	Daseke, Inc.(b)	283
37	Deluxe Corp.	2,748
96	Donaldson Co., Inc.	4,863
17	Douglas Dynamics, Inc.	700
28	Dun & Bradstreet Corp. (The)	3,464
13	DXP Enterprises, Inc.(b)	445
24	Dycom Industries, Inc.(b)	2,801
20	Echo Global Logistics, Inc.(b)	584
46	EMCOR Group, Inc.	3,739
16	Encore Wire Corp.	810
27	Energy Recovery, Inc.(b)	209
33	EnerSys	2,320
15	Engility Holdings, Inc.(b)	392
19	Ennis, Inc.	378
17	EnPro Industries, Inc.	1,496
20	ESCO Technologies, Inc.	1,223
28	Essendant, Inc.	253
21	Esterline Technologies Corp.(b)	1,545
20	Exponent, Inc.	1,483
45	Federal Signal Corp.	915
7	Forrester Research, Inc.	306
23	Forward Air Corp.	1,396
11	Foundation Building Materials, Inc.(b)	163
30	Franklin Electric Co., Inc.	1,359
32	FTI Consulting, Inc.(b)	1,391
61	Gardner Denver Holdings, Inc.(b)	2,109
29	GATX Corp.	2,063
48	Generac Holdings, Inc.(b)	2,349
38	General Cable Corp.	1,129
47	Genesee & Wyoming, Inc., Class A(b)	3,753
23	Gibraltar Industries, Inc.(b)	853
17	Global Brass & Copper Holdings, Inc.	547
22	GMS, Inc.(b)	754
14	Gorman-Rupp Co. (The)	396
10	GP Strategies Corp.(b)	249
129	Graco, Inc.	6,037
31	Granite Construction, Inc.	2,067
42	Great Lakes Dredge & Dock Corp.(b)	197
22	Greenbrier Cos., Inc. (The)	1,103
23	Griffon Corp.	461
24	H&E Equipment Services, Inc.	945
61	Harsco Corp.(b)	1,092
10	Hawaiian Holdings, Inc.(b)	373
56	Healthcare Services Group, Inc.	3,090
35	Heartland Express, Inc.	794
26	HEICO Corp.	2,088
46	HEICO Corp., Class A	3,029
14	Heidrick & Struggles International, Inc.	370
16	Herc Holdings, Inc.(b)	1,052
46	Herman Miller, Inc.	1,863

Schedule of Investments(a)

38	Hertz Global Holdings, Inc.(b)	$871
70	Hexcel Corp.	4,784
48	Hillenbrand, Inc.	2,126
34	HNI Corp.	1,322
26	Hub Group, Inc., Class A(b)	1,249
40	Hubbell, Inc.	5,438
17	Huron Consulting Group, Inc.(b)	683
6	Hyster-Yale Materials Handling, Inc.	508
14	ICF International, Inc.(b)	743
36	InnerWorkings, Inc.(b)	360
30	Insperity, Inc.	1,838
14	Insteel Industries, Inc.	439
48	Interface, Inc.	1,198
68	ITT, Inc.	3,808
56	Jeld-Wen Holding, Inc.(b)	2,200
24	John Bean Technologies Corp.	2,730
9	Kadant, Inc.	902
18	Kaman Corp.	1,129
105	KAR Auction Services, Inc.	5,727
109	KBR, Inc.	2,217
24	Kelly Services, Inc., Class A	679
62	Kennametal, Inc.	3,024
34	KeyW Holding Corp. (The)(b)	228
18	Kforce, Inc.	467
28	Kimball International, Inc., Class B	520
10	Kirby Corp.(b)	749
40	KLX, Inc.(b)	2,826
37	Knoll, Inc.	849
42	Korn/Ferry International	1,872
65	Kratos Defense & Security Solutions, Inc.(b)	742
32	Landstar System, Inc.	3,554
46	Lincoln Electric Holdings, Inc.	4,488
8	Lindsay Corp.	714
26	LSC Communications, Inc.	356
13	Lydall, Inc.(b)	621
25	Manitowoc Co., Inc. (The)(b)	1,002
31	Marten Transport Ltd.	719
23	Masonite International Corp.(b)	1,604
51	MasTec, Inc.(b)	2,723
8	Matson, Inc.	274
25	Matthews International Corp., Class A	1,400
17	McGrath RentCorp	813
37	Mercury Systems, Inc.(b)	1,777
64	Meritor, Inc.(b)	1,746
47	Milacron Holdings Corp.(b)	892
13	Mistras Group, Inc.(b)	277
34	Mobile Mini, Inc.	1,287
25	Moog, Inc., Class A(b)	2,252
72	MRC Global, Inc.(b)	1,295
26	MSA Safety, Inc.	2,036
35	MSC Industrial Direct Co., Inc., Class A	3,286
42	Mueller Industries, Inc.	1,390
121	Mueller Water Products, Inc., Class A	1,407
11	Multi-Color Corp.	853
12	MYR Group, Inc.(b)	407
4	National Presto Industries, Inc.	407
36	Navigant Consulting, Inc.(b)	739
34	Navistar International Corp.(b)	1,558
32	NCI Building Systems, Inc.(b)	590
20	Nexeo Solutions, Inc.(b)	189
20	NN, Inc.	576
40	Nordson Corp.	5,749
82	NOW, Inc.(b)	967
6	NV5 Global, Inc.(b)	293
2	Omega Flex, Inc.	122
39	On Assignment, Inc.(b)	2,986
46	Orbital ATK, Inc.	6,067
57	Oshkosh Corp.	5,171
6	Park-Ohio Holdings Corp.	250
18	Patrick Industries, Inc.(b)	1,153
37	PGT Innovations, Inc.(b)	590
142	Pitney Bowes, Inc.	2,004

170	Plug Power, Inc.(b)	$328
18	Ply Gem Holdings, Inc.(b)	386
7	Powell Industries, Inc.	228
31	Primoris Services Corp.	806
19	Proto Labs, Inc.(b)	2,078
23	Quad/Graphics, Inc., Class A	509
24	Quanex Building Products Corp.	497
124	Quanta Services, Inc.(b)	4,773
27	Raven Industries, Inc.	1,041
19	RBC Bearings, Inc.(b)	2,394
34	Regal Beloit Corp.	2,649
21	Resources Connection, Inc.	343
22	REV Group, Inc.	644
79	Rexnord Corp.(b)	2,221
23	Roadrunner Transportation Systems, Inc.(b)	128
33	RPX Corp.	463
53	RR Donnelley & Sons Co.	433
23	Rush Enterprises, Inc., Class A(b)	1,243
3	Rush Enterprises, Inc., Class B(b)	152
41	Ryder System, Inc.	3,568
20	Saia, Inc.(b)	1,511
31	Simpson Manufacturing Co., Inc.	1,821
31	Siteone Landscape Supply, Inc.(b)	2,361
10	SkyWest, Inc.	558
17	SP Plus Corp.(b)	655
26	Spartan Motors, Inc.	348
13	Spirit Airlines, Inc.(b)	548
32	SPX Corp.(b)	1,000
32	SPX FLOW, Inc.(b)	1,484
10	Standex International Corp.	1,050
66	Steelcase, Inc., Class A	1,026
19	Sun Hydraulics Corp.	1,180
52	Sunrun, Inc.(b)	329
23	Team, Inc.(b)	391
26	Teledyne Technologies, Inc.(b)	4,964
14	Tennant Co.	944
71	Terex Corp.	3,338
44	Tetra Tech, Inc.	2,187
25	Thermon Group Holdings, Inc.(b)	580
54	Timken Co. (The)	2,838
38	Titan International, Inc.	506
14	Titan Machinery, Inc.(b)	301
84	Toro Co. (The)	5,515
23	Trex Co., Inc.(b)	2,567
35	TriMas Corp.(b)	931
31	TriNet Group, Inc.(b)	1,360
105	Trinity Industries, Inc.	3,619
46	Triton International Ltd. (Bermuda)(b)	1,776
38	Triumph Group, Inc.	1,108
32	TrueBlue, Inc.(b)	875
30	Tutor Perini Corp.(b)	743
12	UniFirst Corp.	1,984
90	Univar, Inc.(b)	2,687
48	Universal Forest Products, Inc.	1,792
6	Universal Logistics Holdings, Inc.	140
17	US Ecology, Inc.	888
72	USG Corp.(b)	2,784
18	Valmont Industries, Inc.	2,945
9	Veritiv Corp.(b)	258
16	Viad Corp.	909
13	Vicor Corp.(b)	238
7	VSE Corp.	347
46	Wabash National Corp.	1,188
30	WageWorks, Inc.(b)	1,817
24	Watsco, Inc.	4,315
20	Watts Water Technologies, Inc., Class A	1,595
100	Welbilt, Inc.(b)	2,230
36	Werner Enterprises, Inc.	1,465
42	Wesco Aircraft Holdings, Inc.(b)	300
37	WESCO International, Inc.(b)	2,522
42	Woodward, Inc.	3,256
94	XPO Logistics, Inc.(b)	8,877
25	YRC Worldwide, Inc.(b)	399

		408,208

Schedule of Investments(a)

	Information Technology - 15.7%
40	2U, Inc.(b)	$2,971
82	3D Systems Corp.(b)	840
70	8x8, Inc.(b)	1,239
38	A10 Networks, Inc.(b)	233
13	Acacia Communications, Inc.(b)	480
90	ACI Worldwide, Inc.(b)	2,110
23	Actua Corp.(b)	359
60	Acxiom Corp.(b)	1,624
37	ADTRAN, Inc.	592
31	Advanced Energy Industries, Inc.(b)	2,205
13	Alarm.com Holdings, Inc.(b)	499
14	Alpha & Omega Semiconductor Ltd.(b)	235
26	Ambarella, Inc.(b)	1,310
82	Amkor Technology, Inc.(b)	825
27	ANGI Homeservices, Inc., Class A(b)	361
23	Anixter International, Inc.(b)	1,925
14	Applied Optoelectronics, Inc.(b)	453
136	ARRIS International PLC(b)	3,441
57	Aspen Technology, Inc.(b)	4,415
38	AVX Corp.	682
23	Axcelis Technologies, Inc.(b)	596
22	Badger Meter, Inc.	1,060
28	Barracuda Networks, Inc.(b)	771
33	Belden, Inc.	2,797
38	Benchmark Electronics, Inc.(b)	1,100
12	Benefitfocus, Inc.(b)	302
89	Black Knight, Inc.(b)	4,405
37	Blackbaud, Inc.	3,545
41	Blackhawk Network Holdings, Inc., Class A(b)	1,863
21	Blackline, Inc.(b)	698
31	Blucora, Inc.(b)	756
121	Booz Allen Hamilton Holding Corp.	4,741
31	Bottomline Technologies (de), Inc.(b)	1,131
89	Box, Inc., Class A(b)	1,979
24	BroadSoft, Inc.(b)	1,318
53	Brooks Automation, Inc.	1,479
20	Cabot Microelectronics Corp.	2,038
19	CACI International, Inc., Class A(b)	2,670
27	CalAmp Corp.(b)	661
61	Callidus Software, Inc.(b)	2,193
17	Carbonite, Inc.(b)	428
35	Cardtronics PLC, Class A(b)	856
52	Cars.Com, Inc.(b)	1,544
9	Cass Information Systems, Inc.	522
56	Cavium, Inc.(b)	4,972
17	CEVA, Inc.(b)	748
18	ChannelAdvisor Corp.(b)	164
107	Ciena Corp.(b)	2,277
18	Cimpress NV (Netherlands)(b)	2,293
49	Cirrus Logic, Inc.(b)	2,429
27	Cision Ltd.(b)	321
19	Coherent, Inc.(b)	4,931
21	Cohu, Inc.	478
10	CommerceHub, Inc., Series A(b)	202
22	CommerceHub, Inc., Series C(b)	424
33	CommVault Systems, Inc.(b)	1,761
18	Comtech Telecommunications Corp.	389
135	Conduent, Inc.(b)	2,214
19	Control4 Corp.(b)	515
72	Convergys Corp.	1,675
65	CoreLogic, Inc.(b)	3,078
39	Cornerstone OnDemand, Inc.(b)	1,604
19	Coupa Software, Inc.(b)	726
31	Cray, Inc.(b)	752
74	Cree, Inc.(b)	2,554
26	CSG Systems International, Inc.	1,174
125	CSRA, Inc.	4,160
24	CTS Corp.	660

273	Cypress Semiconductor Corp.	$4,720
28	Daktronics, Inc.	259
52	Diebold Nixdorf, Inc.	959
29	Diodes, Inc.(b)	818
44	Dolby Laboratories, Inc., Class A	2,831
47	DST Systems, Inc.	3,918
16	Ebix, Inc.	1,314
37	EchoStar Corp., Class A(b)	2,259
23	Electro Scientific Industries, Inc.(b)	539
35	Electronics For Imaging, Inc.(b)	1,023
26	Ellie Mae, Inc.(b)	2,431
49	Endurance International Group Holdings, Inc.(b)	407
108	Entegris, Inc.	3,515
34	Envestnet, Inc.(b)	1,827
38	EPAM Systems, Inc.(b)	4,464
11	ePlus, Inc.(b)	849
62	Etsy, Inc.(b)	1,163
38	Euronet Worldwide, Inc.(b)	3,567
17	Everbridge, Inc.(b)	549
52	Everi Holdings, Inc.(b)	402
47	EVERTEC, Inc.	736
26	ExlService Holdings, Inc.(b)	1,579
84	Extreme Networks, Inc.(b)	1,263
28	Fabrinet (Thailand)(b)	695
24	Fair Isaac Corp.	4,144
13	FARO Technologies, Inc.(b)	701
85	Finisar Corp.(b)	1,527
122	FireEye, Inc.(b)	1,840
60	First Solar, Inc.(b)	4,030
119	Fitbit, Inc., Class A(b)	613
33	Five9, Inc.(b)	858
55	FormFactor, Inc.(b)	789
82	Glu Mobile, Inc.(b)	307
93	GoDaddy, Inc., Class A(b)	5,136
43	Gogo, Inc.(b)	415
63	GrubHub, Inc.(b)	4,552
24	GTT Communications, Inc.(b)	1,108
57	Guidewire Software, Inc.(b)	4,529
19	Hackett Group, Inc. (The)	304
33	Hortonworks, Inc.(b)	658
25	HubSpot, Inc.(b)	2,426
16	Ichor Holdings Ltd.(b)	511
43	II-VI, Inc.(b)	1,834
22	Imperva, Inc.(b)	962
13	Impinj, Inc.(b)	291
111	Infinera Corp.(b)	718
29	Inphi Corp.(b)	866
27	Insight Enterprises, Inc.(b)	1,002
10	Instructure, Inc.(b)	359
102	Integrated Device Technology, Inc.(b)	3,050
27	InterDigital, Inc.	2,107
27	Itron, Inc.(b)	1,976
37	j2 Global, Inc.	2,960
125	Jabil, Inc.	3,179
38	KEMET Corp.(b)	774
142	Keysight Technologies, Inc.(b)	6,634
21	Kimball Electronics, Inc.(b)	388
68	Knowles Corp.(b)	1,036
54	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,243
88	Lattice Semiconductor Corp.(b)	573
61	Limelight Networks, Inc.(b)	267
20	Littelfuse, Inc.	4,347
38	LivePerson, Inc.(b)	454
41	LogMeIn, Inc.	5,158
47	Lumentum Holdings, Inc.(b)	2,176
32	MACOM Technology Solutions Holdings, Inc.(b)	995
53	Manhattan Associates, Inc.(b)	2,799
20	ManTech International Corp., Class A	1,041
37	Match Group, Inc.(b)	1,293

Schedule of Investments(a)

50	MAXIMUS, Inc.	$3,409
50	MaxLinear, Inc., Class A(b)	1,289
34	Mellanox Technologies Ltd. (Israel)(b)	2,208
3	Mesa Laboratories, Inc.	425
27	Methode Electronics, Inc.	1,103
87	Microsemi Corp.(b)	5,376
7	MicroStrategy, Inc., Class A(b)	964
22	MINDBODY, Inc., Class A(b)	773
70	Mitel Networks Corp.(b)	630
42	MKS Instruments, Inc.	4,297
31	Mobileiron, Inc.(b)	139
23	MoneyGram International, Inc.(b)	278
30	Monolithic Power Systems, Inc.	3,574
32	Monotype Imaging Holdings, Inc.	766
13	MTS Systems Corp.	674
18	Nanometrics, Inc.(b)	446
88	National Instruments Corp.	4,395
92	NCR Corp.(b)	3,451
44	Net 1 UEPS Technologies, Inc. (South Africa)(b)	529
25	NETGEAR, Inc.(b)	1,742
66	NetScout Systems, Inc.(b)	1,881
25	New Relic, Inc.(b)	1,493
48	NIC, Inc.	797
25	Novanta, Inc.(b)	1,447
223	Nuance Communications, Inc.(b)	3,972
56	Nutanix, Inc., Class A(b)	1,798
4	NVE Corp.	335
127	Oclaro, Inc.(b)	754
330	ON Semiconductor Corp.(b)	8,164
14	OSI Systems, Inc.(b)	925
182	Pandora Media, Inc.(b)	870
15	Park Electrochemical Corp.	274
37	Paycom Software, Inc.(b)	3,391
22	Paylocity Holding Corp.(b)	1,150
9	PC Connection, Inc.	236
21	PDF Solutions, Inc.(b)	287
30	Pegasystems, Inc.	1,526
27	Perficient, Inc.(b)	523
52	Photronics, Inc.(b)	437
26	Plantronics, Inc.	1,534
26	Plexus Corp.(b)	1,554
23	Power Integrations, Inc.	1,718
25	Presidio, Inc.(b)	458
33	Progress Software Corp.	1,644
34	Proofpoint, Inc.(b)	3,469
20	PROS Holdings, Inc.(b)	581
89	PTC, Inc.(b)	6,469
60	Pure Storage, Inc., Class A(b)	1,208
23	Q2 Holdings, Inc.(b)	974
8	QAD, Inc., Class A	345
24	Qualys, Inc.(b)	1,500
10	Quantenna Communications, Inc.(b)	138
55	Quotient Technology, Inc.(b)	649
85	Rambus, Inc.(b)	1,074
11	Rapid7, Inc.(b)	264
44	RealPage, Inc.(b)	2,189
39	Ribbon Communications, Inc.(b)	272
42	RingCentral, Inc., Class A(b)	2,281
14	Rogers Corp.(b)	2,307
23	Rudolph Technologies, Inc.(b)	603
58	Sanmina Corp.(b)	1,517
19	ScanSource, Inc.(b)	650
34	Science Applications International Corp.	2,606
50	Semtech Corp.(b)	1,790
54	ServiceSource International, Inc.(b)	184
14	Shutterstock, Inc.(b)	620
33	Silicon Laboratories, Inc.(b)	3,175
4	SMART Global Holdings, Inc.(b)	145
21	SolarEdge Technologies, Inc.(b)	754
13	SPS Commerce, Inc.(b)	684
13	Stamps.com, Inc.(b)	2,650

48	SunPower Corp.(b)	$381
30	Super Micro Computer, Inc.(b)	685
29	Sykes Enterprises, Inc.(b)	900
26	Synaptics, Inc.(b)	1,127
33	Synchronoss Technologies, Inc.(b)	265
23	SYNNEX Corp.	2,823
25	Syntel, Inc.(b)	564
11	Systemax, Inc.	342
52	Tableau Software, Inc., Class A(b)	3,994
29	Tech Data Corp.(b)	2,908
100	Teradata Corp.(b)	4,050
152	Teradyne, Inc.	6,968
92	Tivo Corp.	1,283
27	Trade Desk, Inc. (The), Class A(b)	1,309
94	Travelport Worldwide Ltd.	1,279
53	TrueCar, Inc.(b)	625
12	Ttec Holdings, Inc.	476
66	TTM Technologies, Inc.(b)	1,088
6	Tucows, Inc., Class A(b)	325
45	Twilio, Inc., Class A(b)	1,181
27	Tyler Technologies, Inc.(b)	5,441
22	Ubiquiti Networks, Inc.(b)	1,775
22	Ultimate Software Group, Inc. (The)(b)	5,124
24	Ultra Clean Holdings, Inc.(b)	521
38	Unisys Corp.(b)	338
33	Universal Display Corp.	5,260
11	Varonis Systems, Inc.(b)	597
23	VASCO Data Security International, Inc.(b)	331
36	Veeco Instruments, Inc.(b)	599
85	VeriFone Systems, Inc.(b)	1,503
48	Verint Systems, Inc.(b)	2,004
83	Versum Materials, Inc.	3,054
42	ViaSat, Inc.(b)	3,176
172	Viavi Solutions, Inc.(b)	1,476
22	Virtusa Corp.(b)	982
102	Vishay Intertechnology, Inc.	2,239
31	Web.com Group, Inc.(b)	721
30	WEX, Inc.(b)	4,644
17	Workiva, Inc., Class A(b)	379
41	Xcerra Corp.(b)	409
19	XO Group, Inc.(b)	363
38	Xperi Corp.	853
59	Yelp, Inc., Class A(b)	2,585
25	Yext, Inc.(b)	301
41	Zebra Technologies Corp., Class A(b)	5,050
76	Zendesk, Inc.(b)	2,928
585	Zynga, Inc., Class A(b)	2,094

		431,824

	Materials - 6.0%
23	A. Schulman, Inc.	897
23	Advansix, Inc.(b)	908
17	Agrofresh Solutions, Inc.(b)	128
240	AK Steel Holding Corp.(b)	1,214
148	Alcoa Corp.(b)	7,699
97	Allegheny Technologies, Inc.(b)	2,615
20	American Vanguard Corp.	423
48	AptarGroup, Inc.	4,196
48	Ashland Global Holdings, Inc.	3,484
25	Balchem Corp.	1,975
70	Bemis Co., Inc.	3,272
105	Berry Global Group, Inc.(b)	6,215
29	Boise Cascade Co.	1,289
48	Cabot Corp.	3,247
38	Calgon Carbon Corp.	811
36	Carpenter Technology Corp.	1,850
40	Century Aluminum Co.(b)	890
6	Chase Corp.	674
13	Clearwater Paper Corp.(b)	612
214	Cleveland-Cliffs, Inc.(b)	1,466
138	Coeur Mining, Inc.(b)	1,110
88	Commercial Metals Co.	2,116
26	Compass Minerals International, Inc.	1,895

Schedule of Investments(a)

9	Deltic Timber Corp.	$851
48	Domtar Corp.	2,465
37	Eagle Materials, Inc.	4,146
60	Ferro Corp.(b)	1,411
20	FutureFuel Corp.	268
54	GCP Applied Technologies, Inc.(b)	1,804
237	Graphic Packaging Holding Co.	3,828
20	Greif, Inc., Class A	1,182
4	Greif, Inc., Class B	255
39	H.B. Fuller Co.	2,022
7	Hawkins, Inc.	247
9	Haynes International, Inc.	322
301	Hecla Mining Co.	1,156
156	Huntsman Corp.	5,393
32	Ingevity Corp.(b)	2,322
15	Innophos Holdings, Inc.	694
19	Innospec, Inc.	1,364
13	Kaiser Aluminum Corp.	1,433
66	KapStone Paper and Packaging Corp.	2,286
10	KMG Chemicals, Inc.	607
16	Koppers Holdings, Inc.(b)	733
24	Kraton Corp.(b)	1,206
18	Kronos Worldwide, Inc.	494
110	Louisiana-Pacific Corp.(b)	3,257
15	Materion Corp.	745
200	McEwen Mining, Inc.(b)	440
35	Mercer International, Inc. (Canada)	514
27	Minerals Technologies, Inc.	2,029
18	Myers Industries, Inc.	378
13	Neenah, Inc.	1,176
8	NewMarket Corp.	3,181
127	Olin Corp.	4,735
34	OMNOVA Solutions, Inc.(b)	374
118	Owens-Illinois, Inc.(b)	2,740
33	P.H. Glatfelter Co.	771
174	Platform Specialty Products Corp.(b)	2,038
63	PolyOne Corp.	2,738
10	Quaker Chemical Corp.	1,539
47	Rayonier Advanced Materials, Inc.	889
56	Reliance Steel & Aluminum Co.	4,905
44	Resolute Forest Products, Inc.(b)	506
50	Royal Gold, Inc.	4,450
108	RPM International, Inc.	5,638
13	Ryerson Holding Corp.(b)	130
20	Schnitzer Steel Industries, Inc., Class A	684
23	Schweitzer-Mauduit International, Inc.	1,041
34	Scotts Miracle-Gro Co. (The)	3,069
34	Sensient Technologies Corp.	2,443
59	Silgan Holdings, Inc.	1,764
76	Sonoco Products Co.	4,128
16	Stepan Co.	1,255
82	Summit Materials, Inc., Class A(b)	2,620
44	SunCoke Energy, Inc.(b)	488
29	TimkenSteel Corp.(b)	470
19	Tredegar Corp.	349
34	Trinseo SA	2,803
67	Tronox Ltd., Class A	1,315
2	United States Lime & Minerals, Inc.	154
134	United States Steel Corp.	5,013
12	US Concrete, Inc.(b)	934
156	Valvoline, Inc.	3,845
43	Venator Materials PLC(b)	973
27	Warrior Met Coal, Inc.	755
37	Worthington Industries, Inc.	1,730

		164,481

	Real Estate - 9.6%
65	Acadia Realty Trust REIT	1,596
22	Agree Realty Corp. REIT	1,059
51	Alexander & Baldwin, Inc. REIT	1,353
2	Alexander’s, Inc. REIT	727
10	Altisource Portfolio Solutions SA(b)	280
39	Altisource Residential Corp. REIT	429

27	American Assets Trust, Inc. REIT	$952
111	American Campus Communities, Inc. REIT	4,269
175	American Homes 4 Rent, Class A REIT	3,638
127	Apartment Investment & Management Co., Class A REIT	5,314
162	Apple Hospitality REIT, Inc. REIT	3,157
34	Armada Hoffler Properties, Inc. REIT	489
19	Ashford Hospitality Prime, Inc. REIT	171
74	Ashford Hospitality Trust, Inc. REIT	477
133	Brandywine Realty Trust REIT	2,386
55	CareTrust REIT, Inc. REIT	874
33	CatchMark Timber Trust, Inc., Class A REIT	435
130	CBL & Associates Properties, Inc. REIT	723
65	Cedar Realty Trust, Inc. REIT	332
35	Chatham Lodging Trust REIT	784
46	Chesapeake Lodging Trust REIT	1,259
93	Columbia Property Trust, Inc. REIT	2,036
13	Community Healthcare Trust, Inc. REIT	346
90	CoreCivic, Inc. REIT	2,089
26	CoreSite Realty Corp. REIT	2,816
76	Corporate Office Properties Trust REIT	2,075
319	Cousins Properties, Inc. REIT	2,871
138	CubeSmart REIT	3,799
71	CyrusOne, Inc. REIT	4,096
70	DCT Industrial Trust, Inc. REIT	4,143
238	DDR Corp. REIT	1,933
152	DiamondRock Hospitality Co. REIT	1,788
116	Douglas Emmett, Inc. REIT	4,486
28	Easterly Government Properties, Inc. REIT	583
26	EastGroup Properties, Inc. REIT	2,257
56	Education Realty Trust, Inc. REIT	1,850
101	Empire State Realty Trust, Inc., Class A REIT	1,975
57	EPR Properties REIT	3,366
95	Equity Commonwealth REIT(b)	2,841
63	Equity LifeStyle Properties, Inc. REIT	5,438
89	First Industrial Realty Trust, Inc. REIT	2,747
27	Five Point Holdings LLC, Class A(b)	373
163	Forest City Realty Trust, Inc., Class A REIT	3,826
8	Forestar Group, Inc.(b)	195
46	Four Corners Property Trust, Inc. REIT	1,086
77	Franklin Street Properties Corp. REIT	781
163	Gaming and Leisure Properties, Inc. REIT	5,940
95	GEO Group, Inc. (The) REIT	2,142
25	Getty Realty Corp. REIT	656
19	Gladstone Commercial Corp. REIT	361
50	Global NET Lease, Inc. REIT	917
73	Government Properties Income Trust REIT	1,253
116	Gramercy Property Trust REIT	2,928
95	Healthcare Realty Trust, Inc. REIT	2,838
163	Healthcare Trust of America, Inc., Class A REIT	4,500
32	Hersha Hospitality Trust REIT	594
28	HFF, Inc., Class A	1,378
77	Highwoods Properties, Inc. REIT	3,687
125	Hospitality Properties Trust REIT	3,551
33	Howard Hughes Corp. (The)(b)	4,157
119	Hudson Pacific Properties, Inc. REIT	3,804
62	Independence Realty Trust, Inc. REIT	570
33	InfraREIT, Inc. REIT	626
92	Investors Real Estate Trust REIT	522
49	iStar, Inc. REIT(b)	517
72	JBG SMITH Properties REIT	2,430
104	Kennedy-Wilson Holdings, Inc.	1,846
77	Kilroy Realty Corp. REIT	5,492
63	Kite Realty Group Trust REIT	1,062
64	Lamar Advertising Co., Class A REIT	4,608
86	LaSalle Hotel Properties REIT	2,626
165	Lexington Realty Trust REIT	1,488
36	Life Storage, Inc. REIT	2,992

Schedule of Investments(a)

30	LTC Properties, Inc. REIT	$1,229
65	Mack-Cali Realty Corp. REIT	1,305
13	Marcus & Millichap, Inc.(b)	424
278	Medical Properties Trust, Inc. REIT	3,636
53	MGM Growth Properties LLC, Class A REIT	1,487
50	Monmouth Real Estate Investment Corp. REIT	854
32	National Health Investors, Inc. REIT	2,257
34	National Storage Affiliates Trust REIT	863
62	New Senior Investment Group, Inc. REIT	475
127	New York REIT, Inc. REIT	257
12	NexPoint Residential Trust, Inc. REIT	318
40	NorthStar Realty Europe Corp. REIT	477
148	Omega Healthcare Investors, Inc. REIT	4,002
10	One Liberty Properties, Inc. REIT	244
106	Outfront Media, Inc. REIT	2,374
172	Paramount Group, Inc. REIT	2,585
127	Park Hotels & Resorts, Inc. REIT	3,672
53	Pebblebrook Hotel Trust REIT	2,067
53	Pennsylvania Real Estate Investment Trust REIT	591
135	Physicians Realty Trust REIT	2,200
111	Piedmont Office Realty Trust, Inc., Class A REIT	2,167
31	Potlatch Corp. REIT	1,640
25	Preferred Apartment Communities, Inc., Class A REIT	417
16	PS Business Parks, Inc. REIT	1,954
37	QTS Realty Trust, Inc., Class A REIT	1,843
71	Quality Care Properties, Inc. REIT(b)	958
60	Ramco-Gershenson Properties Trust REIT	793
98	Rayonier, Inc. REIT	3,181
14	RE/MAX Holdings, Inc., Class A	691
105	Realogy Holdings Corp.	2,889
83	Retail Opportunity Investments Corp. REIT	1,525
180	Retail Properties of America, Inc., Class A REIT	2,169
51	Rexford Industrial Realty, Inc. REIT	1,514
133	RLJ Lodging Trust REIT	3,075
5	RMR Group, Inc. (The), Class A	324
35	Ryman Hospitality Properties, Inc. REIT	2,679
134	Sabra Health Care REIT, Inc. REIT	2,425
10	Saul Centers, Inc. REIT	547
51	Select Income REIT	1,140
181	Senior Housing Properties Trust REIT	3,137
19	Seritage Growth Properties, Class A REIT	783
368	Spirit Realty Capital, Inc. REIT	3,007
38	St. Joe Co. (The)(b)	714
80	STAG Industrial, Inc., Class A REIT	2,026
130	STORE Capital Corp. REIT	3,186
79	Summit Hotel Properties, Inc. REIT	1,224
60	Sun Communities, Inc. REIT	5,330
166	Sunstone Hotel Investors, Inc. REIT	2,797
73	Tanger Factory Outlet Centers, Inc. REIT	1,838
46	Taubman Centers, Inc. REIT	2,836
16	Tejon Ranch Co.(b)	349
47	Terreno Realty Corp. REIT	1,673
36	Tier REIT, Inc. REIT	699
23	UMH Properties, Inc. REIT	308
127	Uniti Group, Inc. REIT	2,010
10	Universal Health Realty Income Trust REIT	665
87	Urban Edge Properties REIT	2,034
23	Urstadt Biddle Properties, Inc., Class A REIT	447
141	Washington Prime Group, Inc. REIT	928
59	Washington Real Estate Investment Trust REIT	1,691
93	Weingarten Realty Investors REIT	2,748
29	Whitestone REIT	381
82	WP Carey, Inc. REIT	5,314
81	Xenia Hotels & Resorts, Inc. REIT	1,798

		265,156

	Telecommunication Services - 0.5%
9	ATN International, Inc.	$534
27	Boingo Wireless, Inc.(b)	655
29	Cincinnati Bell, Inc.(b)	500
33	Cogent Communications Holdings, Inc.	1,488
52	Consolidated Communications Holdings, Inc.	647
60	Frontier Communications Corp.	491
18	General Communication, Inc., Class A(b)	755
415	Globalstar, Inc.(b)	436
13	IDT Corp., Class B(b)	141
63	Iridium Communications, Inc.(b)	800
52	ORBCOMM, Inc.(b)	598
7	pdvWireless, Inc.(b)	241
36	Shenandoah Telecommunications Co.	1,224
16	Spok Holdings, Inc.	250
6	Straight Path Communications, Inc., Class B(b)	1,095
75	Telephone & Data Systems, Inc.	2,057
10	United States Cellular Corp.(b)	364
152	Vonage Holdings Corp.(b)	1,701
145	Windstream Holdings, Inc.	239

		14,216

	Utilities - 3.2%
21	8Point3 Energy Partners LP, Class A	308
39	ALLETE, Inc.	2,825
28	American States Water Co.	1,546
136	Aqua America, Inc.	4,925
12	AquaVenture Holdings Ltd.(b)	183
49	Avista Corp.	2,468
41	Black Hills Corp.	2,278
37	California Water Service Group	1,506
275	Calpine Corp.(b)	4,150
12	Chesapeake Utilities Corp.	882
9	Connecticut Water Service, Inc.	477
95	Dynegy, Inc.(b)	1,189
31	El Paso Electric Co.	1,618
173	Great Plains Energy, Inc.	5,384
83	Hawaiian Electric Industries, Inc.	2,831
39	IDACORP, Inc.	3,365
142	MDU Resources Group, Inc.	3,760
27	MGE Energy, Inc.	1,615
12	Middlesex Water Co.	452
59	National Fuel Gas Co.	3,289
66	New Jersey Resources Corp.	2,561
41	NextEra Energy Partners LP	1,841
22	Northwest Natural Gas Co.	1,262
37	NorthWestern Corp.	2,011
246	NRG Energy, Inc.	6,398
26	NRG Yield, Inc., Class A	490
48	NRG Yield, Inc., Class C	907
40	ONE Gas, Inc.	2,833
29	Ormat Technologies, Inc.	2,032
27	Otter Tail Corp.	1,150
62	Pattern Energy Group, Inc.	1,278
61	PNM Resources, Inc.	2,324
68	Portland General Electric Co.	2,880
12	SJW Corp.	718
61	South Jersey Industries, Inc.	1,796
37	Southwest Gas Holdings, Inc.	2,722
9	Spark Energy, Inc., Class A	89
37	Spire, Inc.	2,460
28	TerraForm Power, Inc., Class A	305
11	Unitil Corp.	486
64	Vectren Corp.	3,880
39	WGL Holdings, Inc.	3,285
10	York Water Co. (The)	317

		89,076

	Total Investments in Securities (Cost $2,516,042) - 100.0%	2,749,055
	Other assets less liabilities - 0.0%	993

	Net Assets - 100.0%	$2,750,048

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,464	$—	$—	$(84)	$—	$1,380	$36

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares PureBetaSM US Aggregate Bond Portfolio (PBND)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities - 38.9%
	U.S. Treasury Notes - 27.6%
$200,000	U.S. Treasury Notes	1.250%	12/31/2018	$198,805
200,000	U.S. Treasury Notes	1.125	02/28/2019	198,191
200,000	U.S. Treasury Notes	1.500	05/31/2019	198,645
200,000	U.S. Treasury Notes	0.875	07/31/2019	196,531
100,000	U.S. Treasury Notes	3.625	08/15/2019	102,346
200,000	U.S. Treasury Notes	0.750	08/15/2019	196,066
200,000	U.S. Treasury Notes	1.625	08/31/2019	198,602
200,000	U.S. Treasury Notes	0.875	09/15/2019	196,141
200,000	U.S. Treasury Notes	3.375	11/15/2019	204,414
200,000	U.S. Treasury Notes	1.625	12/31/2019	198,094
200,000	U.S. Treasury Notes	1.250	02/29/2020	196,293
200,000	U.S. Treasury Notes	1.375	04/30/2020	196,410
200,000	U.S. Treasury Notes	1.500	06/15/2020	196,723
200,000	U.S. Treasury Notes	2.625	08/15/2020	201,840
200,000	U.S. Treasury Notes	1.375	10/31/2020	195,230
250,000	U.S. Treasury Notes	1.625	11/30/2020	245,513
100,000	U.S. Treasury Notes	1.750	12/31/2020	98,467
200,000	U.S. Treasury Notes	1.250	03/31/2021	193,387
200,000	U.S. Treasury Notes	3.125	05/15/2021	204,879
200,000	U.S. Treasury Notes	1.125	06/30/2021	191,871
200,000	U.S. Treasury Notes	1.125	09/30/2021	191,039
200,000	U.S. Treasury Notes	1.750	11/30/2021	195,105
200,000	U.S. Treasury Notes	1.875	11/30/2021	196,129
200,000	U.S. Treasury Notes	2.000	02/15/2022	196,676
200,000	U.S. Treasury Notes	1.875	03/31/2022	195,371
200,000	U.S. Treasury Notes	1.750	05/15/2022	194,219
200,000	U.S. Treasury Notes	2.125	06/30/2022	197,023
200,000	U.S. Treasury Notes	1.500	02/28/2023	190,164
200,000	U.S. Treasury Notes	2.750	11/15/2023	201,738
200,000	U.S. Treasury Notes	2.250	01/31/2024	196,008
200,000	U.S. Treasury Notes	2.000	06/30/2024	192,469
200,000	U.S. Treasury Notes	2.375	08/15/2024	196,754
200,000	U.S. Treasury Notes	2.000	02/15/2025	191,434
200,000	U.S. Treasury Notes	2.250	11/15/2025	193,754
50,000	U.S. Treasury Notes	1.625	05/15/2026	45,983
200,000	U.S. Treasury Notes	2.000	11/15/2026	188,813

	(Cost $6,894,293)			6,771,127

	U.S. Treasury Bonds - 11.3%
200,000	U.S. Treasury Bonds	7.625	11/15/2022	246,445
200,000	U.S. Treasury Bonds	6.250	08/15/2023	238,199
100,000	U.S. Treasury Bonds	7.500	11/15/2024	130,254
200,000	U.S. Treasury Bonds	6.625	02/15/2027	263,336
100,000	U.S. Treasury Bonds	5.250	11/15/2028	123,543
100,000	U.S. Treasury Bonds	4.500	02/15/2036	124,189
200,000	U.S. Treasury Bonds	4.250	05/15/2039	244,230
100,000	U.S. Treasury Bonds	4.500	08/15/2039	126,275
100,000	U.S. Treasury Bonds	4.375	11/15/2039	124,373
100,000	U.S. Treasury Bonds	4.750	02/15/2041	131,301
200,000	U.S. Treasury Bonds	2.750	08/15/2042	194,344
50,000	U.S. Treasury Bonds	3.750	11/15/2043	57,482
200,000	U.S. Treasury Bonds	3.625	02/15/2044	225,500
200,000	U.S. Treasury Bonds	2.875	08/15/2045	197,719
200,000	U.S. Treasury Bonds	2.250	08/15/2046	173,320
200,000	U.S. Treasury Bonds	3.000	05/15/2047	202,223

	(Cost $2,867,762)			2,802,733

	Total U.S. Treasury Securities (Cost $9,762,055)			9,573,860

Schedule of Investments

	Corporate Bonds and Notes - 28.5%
	Aerospace/Defense - 0.5%
$100,000	United Technologies Corp.	4.500%	06/01/2042	$108,685

	Agriculture - 0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	100,909

	Airlines - 0.4%
100,000	Delta Air Lines, Inc.	2.875	03/13/2020	100,076

	Auto Manufacturers - 0.8%
200,000	Ford Motor Credit Co. LLC	2.021	05/03/2019	198,596

	Banks - 5.9%
100,000	Bank of America Corp., MTN	3.875	08/01/2025	103,619
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	95,793
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	200,842
100,000	Citigroup, Inc.	8.125	07/15/2039	158,645
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	99,987
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	204,212
100,000	JPMorgan Chase & Co.	2.250	01/23/2020	99,479
100,000	Kreditanstalt Fuer Wiederaufbau (Germany)	1.625	05/29/2020	98,423
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	102,733
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	97,866
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,115
100,000	Westpac Banking Corp. (Australia)	1.600	08/19/2019	98,767

				1,460,481

	Beverages - 0.7%
150,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.000	04/15/2020	157,998

	Biotechnology - 0.9%
100,000	Amgen, Inc.	4.663	06/15/2051	109,310
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	100,130

				209,440

	Chemicals - 0.9%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	104,845
100,000	Sherwin-Williams Co. (The)	4.500	06/01/2047	105,967

				210,812

	Diversified Financial Services - 0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	98,018
100,000	American Express Credit Corp., MTN	2.200	03/03/2020	99,284

				197,302

	Electric - 2.2%
100,000	Commonwealth Edison Co.	2.150	01/15/2019	99,952
100,000	Dominion Energy, Inc.	3.625	12/01/2024	101,480
100,000	Exelon Corp.	2.850	06/15/2020	100,255
100,000	Georgia Power Co.	4.300	03/15/2043	104,854
100,000	Pacific Gas & Electric Co.	6.050	03/01/2034	123,219

				529,760

	Environmental Control - 0.4%
100,000	Waste Management, Inc.	3.900	03/01/2035	103,217

	Food - 0.4%
100,000	Kraft Heinz Foods Co.	5.200	07/15/2045	108,502

	Healthcare-Products - 0.5%
100,000	Abbott Laboratories	4.900	11/30/2046	114,534

	Healthcare-Services - 0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	98,565

	Housewares - 0.4%
100,000	Newell Brands, Inc.	2.875	12/01/2019	100,502

	Insurance - 1.3%
100,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	101,158
100,000	MetLife, Inc.	6.400	12/15/2066	115,625
100,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	104,447

				321,230

	Iron/Steel - 0.5%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	116,229

	Machinery-Diversified - 0.4%
100,000	John Deere Capital Corp., MTN	1.250	10/09/2019	98,228

	Media - 0.8%
100,000	Comcast Corp.	2.750	03/01/2023	99,206
100,000	Time Warner, Inc.	4.875	03/15/2020	104,578

				203,784

Schedule of Investments

	Miscellaneous Manufacturing - 0.5%
$100,000	General Electric Co., Series A, GMTN	6.750%	03/15/2032	$129,575

	Multi-National - 1.2%
100,000	African Development Bank (Supranational)	1.125	09/20/2019	98,252
100,000	Asian Development Bank (Supranational)	1.875	10/23/2018	99,932
100,000	Asian Development Bank, GMTN (Supranational)	1.750	01/10/2020	99,046

				297,230

	Office/Business Equipment - 0.4%
100,000	Pitney Bowes, Inc.	4.125	05/15/2022	95,500

	Oil & Gas - 2.0%
100,000	Anadarko Petroleum Corp.	3.450	07/15/2024	99,507
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	98,872
100,000	Chevron Corp.	1.561	05/16/2019	99,161
100,000	Exxon Mobil Corp.	2.726	03/01/2023	99,452
100,000	Valero Energy Corp.	3.400	09/15/2026	99,155

				496,147

	Pharmaceuticals - 0.4%
100,000	AbbVie, Inc.	3.600	05/14/2025	101,080

	Pipelines - 0.9%
100,000	Energy Transfer LP	6.125	12/15/2045	111,200
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	109,608

				220,808

	REITs - 0.8%
100,000	American Tower Corp.	3.500	01/31/2023	100,825
100,000	Boston Properties LP	3.800	02/01/2024	102,612

				203,437

	Retail - 0.9%
100,000	CVS Health Corp.	2.875	06/01/2026	93,755
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	132,938

				226,693

	Semiconductors - 0.4%
100,000	Intel Corp.	2.700	12/15/2022	99,494

	Software - 0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	101,659
100,000	Oracle Corp.	1.900	09/15/2021	97,330

				198,989

	Telecommunications - 1.2%
100,000	AT&T, Inc.	3.400	05/15/2025	97,455
100,000	Cisco Systems, Inc.	2.125	03/01/2019	99,928
100,000	Verizon Communications, Inc.	5.012	04/15/2049	106,246

				303,629

	Transportation - 0.4%
100,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	101,080

	Total Corporate Bonds and Notes (Cost $7,060,851)			7,012,512

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 22.9%
	Collateralized Mortgage Obligations - 22.9%
112,448	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	114,146
223,190	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	226,320
77,717	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	78,904
439,851	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	431,885
239,590	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	247,818
245,555	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	248,430
99,073	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	101,496
238,875	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	242,817
374,043	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	377,975
363,448	Federal National Mortgage Association (FNMA)	3.000	09/01/2046	356,576
328,169	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	322,876
185,975	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	182,458
236,073	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	238,677
290,663	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	300,875
391,361	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	405,152
99,320	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	102,896
490,146	Government National Mortgage Association (GMNA)	3.000	11/20/2046	485,785

Schedule of Investments

$490,962	Government National Mortgage Association (GMNA)	3.500%	08/20/2047	$500,444
345,338	Government National Mortgage Association (GMNA)	3.500	09/20/2047	352,007
83,608	Government National Mortgage Association (GNMA)	3.500	04/20/2042	85,624
217,183	Government National Mortgage Association (GNMA)	4.000	05/20/2047	224,995

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,747,362)			5,628,156

	Sovereign Debt Obligations - 3.1%
	Canada - 0.4%
100,000	Province of Alberta Canada	2.200	07/26/2022	97,320

	Hungary - 0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	220,484

	Indonesia - 0.6%
100,000	Indonesia Government International Bond(a)	8.500	10/12/2035	147,406

	Japan - 0.8%
200,000	Japan Bank For International Cooperation	2.875	06/01/2027	197,498

	Mexico - 0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	100,150

	Total Sovereign Debt Obligations (Cost $777,341)			762,858

	U.S. Government Sponsored Agency Securities - 2.1%
150,000	Federal Home Loan Banks (FHLB)	1.250	01/16/2019	149,019
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375	01/13/2022	99,839
150,000	Federal National Mortgage Association (FNMA)	1.000	08/28/2019	147,491
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	117,547

	Total U.S. Government Sponsored Agency Securities (Cost $519,725)			513,896

	Commercial Mortgage-Backed Securities - 1.8%
100,000	COMM Mortgage Trust, Class A5, Ser. 2015-CR22	3.309	03/10/2048	100,222
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Ser. 2015-NXS2	3.498	07/15/2058	203,763
100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719	04/15/2050	99,275
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	50,548

	Total Commercial Mortgage-Backed Securities (Cost $460,883)			453,808

	Asset Backed Securities - 1.0%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Ser. 2016-A4	1.330	06/15/2022	197,122
5,219	Santander Drive Auto Receivables Trust, Class C, Ser. 2014-1	2.360	04/15/2020	5,219
38,677	Santander Drive Auto Receivables Trust, Class C, Ser. 2014-2	2.330	11/15/2019	38,705

	Total Asset Backed Securities (Cost $242,490)			241,046

	Municipal Bonds - 0.6%
	Ad Valorem Property Tax - 0.6%
100,000	California State Various Purpose Ser. 09 (Cost $153,589)	7.550	04/01/2039	155,829

Number of Shares
	Money Market Fund - 0.4%
100,252	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(b) (Cost $100,252)			100,252

	Total Investments in Securities (Cost $24,824,548) - 99.3%			24,442,217
	Other assets less liabilities - 0.7%			165,457

	Net Assets - 100.0%			$24,607,674

Investment Abbreviations:

GMTN - Global Medium-Term Note

Schedule of Investments

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Ser. - Series

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$24,527,106	$3,523	$0	$24,530,629

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$1,272,791,322	$24,740	$0	$1,272,816,062
Money Market Fund	18,296,442	—	—	18,296,442

Total Investments	$1,291,087,764	$24,740	$—	$1,291,112,504

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$253,873,339	$—	$53,067	$253,926,406
Money Market Funds	4,608,038	—	—	4,608,038

Total Investments	$258,481,377	$—	$53,067	$258,534,444

PowerShares FTSE RAFI Emerging Markets Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$1,179,582,794	$2,667,365	$—	$1,182,250,159
Money Market Fund	1,277,360	—	—	1,277,360

Total Investments	$1,180,860,154	$2,667,365	$—	$1,183,527,519

PowerShares International BuyBack AchieversTM Portfolio
Investments in Securities
Common Stocks	$284,829,221	$—	$90,095	$284,919,316
Money Market Fund	4,084,685	—	—	4,084,685

Total Investments	$288,913,906	$—	$90,095	$289,004,001

PowerShares S&P International Developed Quality Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$33,417,155	$1,236	$—	$33,418,391

PowerShares 1-30 Laddered Treasury Portfolio
Investments in Securities
U.S. Treasury Securities	$—	$188,091,005	$—	$188,091,005
Money Market Fund	101,705	—	—	101,705

Total Investments	$101,705	$188,091,005	$—	$188,192,710

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$76,372,838	$—	$76,372,838
Sovereign Debt Obligations	—	14,921,920	—	14,921,920
Money Market Fund	719,573	—	—	719,573

Total Investments	$719,573	$91,294,758	$—	$92,014,331

PowerShares Emerging Markets Sovereign Debt Portfolio
Investments in Securities
Sovereign Debt Obligations	$—	$4,955,465,324	$—	$4,955,465,324
Money Market Funds	70,965,420	—	—	70,965,420

Total Investments	$70,965,420	$4,955,465,324	$—	$5,026,430,744

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$1,224,230,528	$—	$1,224,230,528
Money Market Fund	59,147,573	—	—	59,147,573

Total Investments	$59,147,573	$1,224,230,528	$—	$1,283,378,101

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$95,015,651	$—	$95,015,651
Money Market Fund	105,018	—	—	105,018

Total Investments	$105,018	$95,015,651	$—	$95,120,669

PowerShares Global Short Term High Yield Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$194,585,515	$—	$194,585,515
Sovereign Debt Obligations	—	22,676,519	—	22,676,519
Common Stocks	92,143	—	0	92,143
Preferred Stocks	—	—	13,202	13,202
Money Market Fund	4,288,640	—	—	4,288,640
Investments Matured	—	338,928	—	338,928

Total Investments	$4,380,783	$217,600,962	$13,202	$221,994,947

PowerShares International Corporate Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$165,827,195	$—	$165,827,195
Money Market Fund	392,061	—	—	392,061

Total Investments	$392,061	$165,827,195	$—	$166,219,256

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Investments in Securities
Corporate Bonds	$—	$23,129,515	$—	$23,129,515
Money Market Fund	531,252	—	—	531,252

Total Investments	$531,252	$23,129,515	$—	$23,660,767

PowerShares Taxable Municipal Bond Portfolio
Investments in Securities
Municipal Bonds	$—	$930,567,653	$—	$930,567,653
Corporate Bonds	—	8,395,483	—	8,395,483
Money Market Fund	9,300,642	—	—	9,300,642

Total Investments	$9,300,642	$938,963,136	$—	$948,263,778

PowerShares Treasury Collateral Portfolio
Investments in Securities
U.S. Treasury Securities	$—	$470,321,487	$—	$470,321,487
Money Market Fund	237,349	—	—	237,349

Total Investments	$237,349	$470,321,487	$—	$470,558,836

PowerShares Variable Rate Preferred Portfolio
Investments in Securities
Corporate Bonds	$—	$1,451,572,054	$—	$1,451,572,054
Preferred Stocks and Other Equity Interests	497,556,881	—	—	497,556,881
Money Market Fund	40,168,353	—	—	40,168,353

Total Investments	$537,725,234	$1,451,572,054	$—	$1,989,297,288

PowerShares Senior Loan Portfolio
Investments in Securities
Variable Rate Senior Loan Interests	$—	$7,079,292,297	$—	$7,079,292,297
Corporate Bonds	—	202,401,471	—	202,401,471
Money Market Fund	641,544,000	—	—	641,544,000

Total Investments	$641,544,000	$7,281,693,768	$—	$7,923,237,768

PowerShares S&P Emerging Markets Low Volatility Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$294,630,131	$—	$32,093	$294,662,224
Money Market Funds	908,500	—	—	908,500

Total Investments	$295,538,631	$—	$32,093	$295,570,724

PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio
Investments in Securities
U.S. Treasury Securities	$—	$2,471,364	$—	$2,471,364
Money Market Fund	1,553	—	—	1,553

Total Investments	$1,553	$2,471,364	$—	$2,472,917

PowerShares PureBetaSM FTSE Developed ex-North America Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$2,721,770	$354	$89	$2,722,213

PowerShares PureBetaSM FTSE Emerging Markets Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$2,830,959	$3,575	$167	$2,834,701

PowerShares PureBetaSM US Aggregate Bond Portfolio
Investments in Securities
U.S. Treasury Securities	$—	$9,573,860	$—	$9,573,860
Corporate Bonds and Notes	—	7,012,512	—	7,012,512
U.S. Government Sponsored Agency Mortage-Backed Securities	—	5,628,156	—	5,628,156
Sovereign Debt Obligations	—	762,858	—	762,858
U.S. Government Sponsored Agency Securities	—	513,896	—	513,896
Commerical Mortgage-Backed Securities	—	453,808	—	453,808
Asset Backed Securities	—	241,046	—	241,046
Municipal Bonds	—	155,829	—	155,829
Money Market Fund	100,252	—	—	100,252

Total Investments	$100,252	$24,341,965	$—	$24,442,217

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust II

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	3/29/2018

By: /s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	3/29/2018